Brighthouse Funds Trust II

Schedule of Investments
September 30, 2019

Brighthouse Funds Trust II

Schedule of Investments as of September 30, 2019

Baillie Gifford International Stock Portfolio	BHFTII-1

BlackRock Bond Income Portfolio	BHFTII-5

BlackRock Capital Appreciation Portfolio	BHFTII-50

BlackRock Ultra-Short Term Bond Portfolio	BHFTII-54

Brighthouse Asset Allocation 20 Portfolio	BHFTII-57

Brighthouse Asset Allocation 40 Portfolio	BHFTII-58

Brighthouse Asset Allocation 60 Portfolio	BHFTII-59

Brighthouse Asset Allocation 80 Portfolio	BHFTII-60

Brighthouse/Artisan Mid Cap Value Portfolio	BHFTII-61

Brighthouse/Dimensional International Small Company Portfolio	BHFTII-65

Brighthouse/Wellington Balanced Portfolio	BHFTII-105

Brighthouse/Wellington Core Equity Opportunities Portfolio	BHFTII-135

Frontier Mid Cap Growth Portfolio	BHFTII-139

Jennison Growth Portfolio	BHFTII-143

Loomis Sayles Small Cap Core Portfolio	BHFTII-147

Loomis Sayles Small Cap Growth Portfolio	BHFTII-154

MetLife Aggregate Bond Index Portfolio	BHFTII-159

MetLife Mid Cap Stock index Portfolio	BHFTII-175

MetLife MSCI EAFE® Index Portfolio	BHFTII-184

MetLife Russell 2000® Index Portfolio	BHFTII-196

MetLife Stock Index Portfolio	BHFTII-216

MFS® Total Return Portfolio	BHFTII-226

MFS® Value Portfolio	BHFTII-240

Neuberger Berman Genesis Portfolio	BHFTII-244

T. Rowe Price Large Cap Growth Portfolio	BHFTII-248

T. Rowe Price Small Cap Growth Portfolio	BHFTII-254

Van Eck Global Natural Resources Portfolio	BHFTII-261

Western Asset Management Strategic Bond Opportunities Portfolio	BHFTII-265

Western Asset Management U.S. Government Portfolio	BHFTII-290

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

MSCI sponsors the MSCI EAFE® Index, Bloomberg Barclays sponsors the Bloomberg Barclays U.S. Aggregate Bond Index, Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and FTSE Russell sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Brighthouse Funds Trust II (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Brighthouse Funds Trust II Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with the Fund.

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Argentina—2.9%
MercadoLibre, Inc. (a)	97,466	$53,726,183

Australia—2.1%
Cochlear, Ltd.	128,693	18,109,173
CSL, Ltd.	128,925	20,372,620

		38,481,793

Belgium—0.4%
Umicore S.A.	176,947	6,685,820

Brazil—1.3%
Itau Unibanco Holding S.A. (ADR)	1,698,013	14,280,289
Kroton Educacional S.A.	3,892,500	10,473,809

		24,754,098

Canada—4.5%
Constellation Software, Inc.	39,744	39,693,002
Fairfax Financial Holdings, Ltd.	67,388	29,704,941
Ritchie Bros. Auctioneers, Inc.	349,103	13,929,210

		83,327,153

China—4.8%
Alibaba Group Holding, Ltd. (ADR) (a)	203,211	33,982,975
Ping An Healthcare and Technology Co., Ltd. (a) (b)	1,990,600	11,664,819
Tencent Holdings, Ltd.	657,200	27,891,369
Tencent Music Entertainment Group (ADR) (a) (b)	1,233,283	15,749,024

		89,288,187

Denmark—2.3%
DSV A/S	273,207	26,023,744
Novozymes A/S - B Shares	405,378	17,042,612

		43,066,356

Finland—2.3%
Kone Oyj - Class B	523,064	29,795,610
Sampo Oyj - A Shares	307,017	12,214,075

		42,009,685

France—4.4%
Danone S.A.	229,690	20,230,166
Edenred	806,482	38,728,100
Legrand S.A.	305,933	21,851,890

		80,810,156

Germany—9.0%
Continental AG	86,481	11,101,923
Deutsche Boerse AG	303,992	47,520,308
MTU Aero Engines AG	94,327	25,063,348
SAP SE	357,646	42,046,451
Scout24 AG	696,009	39,695,296

		165,427,326

Hong Kong—3.8%
AIA Group, Ltd.	4,797,600	45,016,645

Hong Kong—(Continued)
Hong Kong Exchanges and Clearing, Ltd.	854,900	25,234,220

		70,250,865

India—1.6%
Housing Development Finance Corp., Ltd.	1,036,003	28,923,736

Ireland—4.3%
CRH plc	702,566	24,101,407
Kingspan Group plc	558,286	27,369,178
Ryanair Holdings plc (ADR) (a)	419,701	27,859,753

		79,330,338

Japan—11.6%
Denso Corp.	391,200	17,282,768
FANUC Corp.	102,200	19,387,312
Japan Exchange Group, Inc.	1,751,200	27,709,852
Nidec Corp.	218,200	29,567,983
Shimano, Inc.	160,100	24,216,193
SMC Corp.	72,200	31,064,217
Sony Corp.	376,800	22,140,961
Sumitomo Mitsui Trust Holdings, Inc.	535,900	19,424,987
Toyota Tsusho Corp.	682,700	22,139,774

		212,934,047

Netherlands—4.5%
ASML Holding NV	86,349	21,431,991
Heineken Holding NV	268,973	26,797,268
IMCD NV	171,320	12,670,993
Prosus NV (a)	129,395	9,498,648
Takeaway.com NV (a)	150,769	12,036,659

		82,435,559

Panama—1.2%
Copa Holdings S.A. - Class A	232,558	22,965,103

Peru—1.1%
Credicorp, Ltd.	94,327	19,661,520

Russia—1.3%
Magnit PJSC (GDR)	810,499	10,585,950
MMC Norilsk Nickel PJSC (ADR)	513,700	13,147,616

		23,733,566

Singapore—1.4%
United Overseas Bank, Ltd.	1,391,464	25,777,246

South Africa—1.9%
Discovery, Ltd.	2,018,864	15,221,786
Naspers, Ltd. - N Shares	129,395	19,658,556

		34,880,342

South Korea—3.2%
NAVER Corp.	115,398	15,176,430

BHFTII-1

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

South Korea—(Continued)
Samsung Electronics Co., Ltd.	1,087,308	$44,362,091

		59,538,521

Spain—2.8%
Bankinter S.A.	2,446,407	15,466,891
Grifols S.A.	446,119	13,144,926
Industria de Diseno Textil S.A.	758,250	23,487,747

		52,099,564

Sweden—2.7%
Atlas Copco AB - B Shares	1,089,050	29,551,106
Epiroc AB - Class B	1,991,170	20,607,332

		50,158,438

Switzerland—5.3%
Cie Financiere Richemont S.A.	249,049	18,302,989
Credit Suisse Group AG (a)	1,096,171	13,458,711
Kuehne & Nagel International AG	153,320	22,597,498
Nestle S.A.	395,130	42,861,367

		97,220,565

Taiwan—3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	7,637,000	67,277,656

United Kingdom—12.6%
ASOS plc (a) (b)	435,440	13,250,999
boohoo Group plc (a)	6,275,586	20,470,598
Burberry Group plc	700,171	18,727,627
Experian plc	1,044,386	33,366,681
Hargreaves Lansdown plc	1,013,804	25,906,256
Howden Joinery Group plc	1,885,672	12,990,531
Just Eat plc (a)	1,675,457	13,761,667
Prudential plc	1,330,325	24,159,973
Rio Tinto plc	578,996	30,074,227
St. James’s Place plc	995,233	11,981,686
Unilever NV	444,365	26,701,048

		231,391,293

United States—1.0%
Spotify Technology S.A. (a)	164,084	18,705,576

Total Common Stocks (Cost $1,442,836,052)		1,804,860,692

Preferred Stock—0.3%

Spain—0.3%
Grifols S.A. - Class B (Cost $6,362,013)	261,847	5,248,360

Short-Term Investment—1.2%
Security Description	Principal Amount*	Value

Repurchase Agreement—1.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $22,906,628; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $23,367,223.	22,906,119	22,906,119

Total Short-Term Investments (Cost $22,906,119)		22,906,119

Securities Lending Reinvestments (c)—0.5%

Repurchase Agreements—0.5%
BofA Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $1,000,053; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $700,047; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $714,000.	700,000	700,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $600,040; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $612,000.	600,000	600,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $1,515,553; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $1,545,786.	1,515,477	1,515,477
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $800,044; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $890,402.	800,000	800,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $1,000,393; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $1,111,407.	1,000,000	1,000,000
Nomura Securities International, Inc. Repurchase Agreement dated 09/30/19 at 2.350%, due on 10/01/19 with a maturity value of $1,900,124; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.250%, maturity dates ranging from 11/15/19 - 02/15/49, and an aggregate market value of $1,938,000.	1,900,000	1,900,000

BHFTII-2

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $300,117; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $333,319.	300,000	$300,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $1,000,389; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,111,062.	1,000,000	1,000,000

		8,815,477

Total Securities Lending Reinvestments (Cost $8,815,477)		8,815,477

Total Investments—99.9% (Cost $1,480,919,661)		1,841,830,648
Other assets and liabilities (net)—0.1%		1,615,325

Net Assets—100.0%		$1,843,445,973

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $14,988,196 and the collateral received consisted of cash in the amount of $8,815,477 and non-cash collateral with a value of $6,832,163. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.

Ten Largest Industries as of September 30, 2019 (Unaudited)	% of Net Assets
Internet & Direct Marketing Retail	9.6
Capital Markets	8.2
Machinery	7.1
Insurance	6.9
Banks	5.1
Semiconductors & Semiconductor Equipment	4.8
Interactive Media & Services	4.5
Software	4.4
Food Products	3.4
Commercial Services & Supplies	2.9

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt
(GDR)—	Global Depositary Receipt

BHFTII-3

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$53,726,183	$—	$—	$53,726,183
Australia	—	38,481,793	—	38,481,793
Belgium	—	6,685,820	—	6,685,820
Brazil	24,754,098	—	—	24,754,098
Canada	83,327,153	—	—	83,327,153
China	49,731,999	39,556,188	—	89,288,187
Denmark	—	43,066,356	—	43,066,356
Finland	—	42,009,685	—	42,009,685
France	—	80,810,156	—	80,810,156
Germany	—	165,427,326	—	165,427,326
Hong Kong	—	70,250,865	—	70,250,865
India	—	28,923,736	—	28,923,736
Ireland	27,859,753	51,470,585	—	79,330,338
Japan	—	212,934,047	—	212,934,047
Netherlands	9,498,648	72,936,911	—	82,435,559
Panama	22,965,103	—	—	22,965,103
Peru	19,661,520	—	—	19,661,520
Russia	—	23,733,566	—	23,733,566
Singapore	—	25,777,246	—	25,777,246
South Africa	—	34,880,342	—	34,880,342
South Korea	—	59,538,521	—	59,538,521
Spain	—	52,099,564	—	52,099,564
Sweden	—	50,158,438	—	50,158,438
Switzerland	—	97,220,565	—	97,220,565
Taiwan	—	67,277,656	—	67,277,656
United Kingdom	—	231,391,293	—	231,391,293
United States	18,705,576	—	—	18,705,576
Total Common Stocks	310,230,033	1,494,630,659	—	1,804,860,692
Total Preferred Stock*	—	5,248,360	—	5,248,360
Total Short-Term Investment*	—	22,906,119	—	22,906,119
Total Securities Lending Reinvestments*	—	8,815,477	—	8,815,477
Total Investments	$310,230,033	$1,531,600,615	$—	$1,841,830,648

Collateral for Securities Loaned (Liability)	$—	$(8,815,477)	$—	$(8,815,477)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-4

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—49.5% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—39.0%
Fannie Mae 15 Yr. Pool
2.000%, 10/01/31	228,536	$226,706
2.000%, 11/01/31	2,812,511	2,789,985
2.000%, 12/01/31	303,358	300,928
2.000%, 03/01/32	1,808,204	1,793,721
2.500%, 09/01/27	249,344	252,087
2.500%, 02/01/28	29,449	29,745
2.500%, 04/01/28	73,281	74,310
2.500%, 08/01/28	205,343	208,222
2.500%, 01/01/30	1,052,992	1,065,323
2.500%, 02/01/30	130,337	131,872
2.500%, 03/01/30	219,564	222,448
2.500%, 07/01/30	792,645	802,198
2.500%, 08/01/30	2,604,289	2,637,231
2.500%, 09/01/30	1,272,901	1,289,336
2.500%, 11/01/30	2,632,404	2,665,047
2.500%, 03/01/31	147,619	149,014
2.500%, 06/01/31	728,912	739,092
2.500%, 07/01/31	398,152	403,714
2.500%, 08/01/31	68,987	69,950
2.500%, 10/01/31	3,549,092	3,597,685
2.500%, 11/01/31	2,218,971	2,250,495
2.500%, 02/01/32	105,996	107,394
2.500%, 03/01/32	348,161	353,386
2.500%, 08/01/32	2,563,667	2,598,102
2.500%, 02/01/33	4,564,520	4,616,139
3.000%, 04/01/28	160,358	165,300
3.000%, 05/01/28	185,089	189,966
3.000%, 10/01/28	345,995	356,318
3.000%, 11/01/28	2,546,685	2,620,193
3.000%, 12/01/28	775,420	797,793
3.000%, 01/01/29	278,075	285,455
3.000%, 04/01/29	1,094,839	1,128,454
3.000%, 05/01/29	1,597,360	1,643,140
3.000%, 08/01/29	1,613,676	1,663,444
3.000%, 10/01/29	450,932	465,349
3.000%, 03/01/30	923,827	953,369
3.000%, 04/01/30	750,244	773,299
3.000%, 05/01/30	1,147,543	1,183,426
3.000%, 07/01/30	905,984	929,578
3.000%, 08/01/30	4,278,812	4,408,606
3.000%, 09/01/30	1,031,290	1,061,949
3.000%, 08/01/31	4,267,905	4,383,375
3.000%, 09/01/31	440,153	453,707
3.000%, 03/01/32	912,918	939,626
3.500%, 08/01/28	425,553	445,269
3.500%, 10/01/28	2,752,972	2,880,659
3.500%, 11/01/28	2,770,278	2,898,787
3.500%, 02/01/29	3,846,490	4,013,545
3.500%, 04/01/29	997,719	1,038,761
3.500%, 05/01/29	2,645,385	2,763,694
3.500%, 06/01/29	2,004,049	2,100,538
3.500%, 07/01/29	987,865	1,028,641
3.500%, 09/01/29	169,545	177,759
3.500%, 08/01/30	806,594	845,129
3.500%, 11/01/32	203,706	213,974

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
3.500%, 01/01/33	134,237	140,999
4.000%, 10/01/33	11,843,205	12,583,478
4.500%, 12/01/20	50,384	51,879
4.500%, 02/01/25	255,152	265,739
4.500%, 04/01/25	53,656	56,344
4.500%, 07/01/25	205,497	215,764
4.500%, 06/01/26	1,307,848	1,373,480
Fannie Mae 20 Yr. Pool
3.000%, 10/01/36	102,103	105,044
3.000%, 11/01/36	1,053,160	1,088,019
3.000%, 12/01/36	1,560,287	1,610,656
Fannie Mae 30 Yr. Pool
3.000%, 12/01/42	6,478,100	6,679,325
3.000%, 01/01/43	4,423,350	4,558,882
3.000%, 02/01/43	2,076,968	2,142,038
3.000%, 03/01/43	16,928,427	17,456,327
3.000%, 04/01/43	11,640,141	12,002,990
3.000%, 05/01/43	15,665,631	16,158,970
3.000%, 06/01/43	2,015,465	2,083,862
3.000%, 07/01/43	1,151,315	1,186,635
3.000%, 08/01/43	928,363	956,213
3.000%, 06/01/46	716,050	739,106
3.000%, 08/01/46	73,465	76,039
3.000%, 09/01/46	1,091,629	1,127,249
3.000%, 11/01/46	3,779,665	3,889,560
3.000%, 01/01/47	368,704	380,256
3.000%, 02/01/47	918,469	945,440
3.000%, 03/01/47	3,003,749	3,087,076
3.500%, 01/01/42	667,259	701,477
3.500%, 04/01/42	403,818	424,236
3.500%, 05/01/42	299,728	314,372
3.500%, 06/01/42	685,355	721,639
3.500%, 07/01/42	104,375	109,665
3.500%, 08/01/42	179,163	188,232
3.500%, 10/01/42	938,579	988,196
3.500%, 11/01/42	2,036,006	2,137,833
3.500%, 12/01/42	1,079,352	1,133,613
3.500%, 02/01/43	1,316,166	1,385,309
3.500%, 03/01/43	1,378,406	1,450,243
3.500%, 04/01/43	44,664	46,928
3.500%, 05/01/43	247,386	259,920
3.500%, 06/01/43	1,072,127	1,124,709
3.500%, 07/01/43	8,445,163	8,898,817
3.500%, 08/01/43	6,462,965	6,811,776
3.500%, 09/01/43	96,684	102,003
3.500%, 11/01/43	1,123,253	1,185,930
3.500%, 01/01/44	979,564	1,033,719
3.500%, 05/01/44	11,375,998	12,056,377
3.500%, 06/01/44	9,328,929	9,796,759
3.500%, 07/01/44	48,274	50,966
3.500%, 02/01/45	958,761	1,007,276
3.500%, 07/01/45	2,857,544	3,004,680
3.500%, 10/01/45	1,422,940	1,490,106
3.500%, 11/01/45	3,017,571	3,195,359
3.500%, 12/01/45	726,773	773,400

BHFTII-5

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.500%, 03/01/46	1,043,947	$1,092,719
3.500%, 04/01/46	1,529,830	1,597,246
3.500%, 05/01/46	631,980	661,518
3.500%, 06/01/46	2,908,426	3,046,840
3.500%, 08/01/46	1,389,561	1,454,575
3.500%, 09/01/46	1,434,695	1,510,474
3.500%, 11/01/46	2,702,722	2,864,003
3.500%, 12/01/46	3,185,748	3,363,728
3.500%, 01/01/47	6,906,158	7,339,108
3.500%, 02/01/47	542,700	574,487
3.500%, 05/01/47	1,889,474	1,993,677
3.500%, 06/01/47	1,113,630	1,174,684
3.500%, 07/01/47	770,652	813,647
3.500%, 09/01/47	794,541	840,102
3.500%, 10/01/47	241,327	255,164
3.500%, 11/01/47	1,354,399	1,440,195
3.500%, 12/01/47	9,177,808	9,682,404
3.500%, 01/01/48	6,034,564	6,381,388
4.000%, 08/01/33	980,814	1,017,721
4.000%, 06/01/39	777,070	829,825
4.000%, 12/01/39	70,772	75,574
4.000%, 07/01/40	932,231	995,472
4.000%, 08/01/40	1,683,253	1,798,265
4.000%, 10/01/40	4,595,263	4,909,405
4.000%, 11/01/40	300,984	321,544
4.000%, 12/01/40	1,563,993	1,670,898
4.000%, 04/01/41	150,287	160,575
4.000%, 09/01/41	3,765,498	4,022,581
4.000%, 10/01/41	266,676	284,927
4.000%, 12/01/41	1,059,751	1,147,826
4.000%, 01/01/42	1,040,990	1,112,311
4.000%, 02/01/42	2,700,049	2,885,248
4.000%, 05/01/42	1,041,962	1,119,912
4.000%, 06/01/42	517,342	552,655
4.000%, 07/01/42	3,762,120	4,067,718
4.000%, 08/01/42	286,723	306,342
4.000%, 09/01/42	707,190	755,595
4.000%, 12/01/42	2,005,613	2,160,686
4.000%, 01/01/43	870,076	929,307
4.000%, 03/01/43	178,427	190,588
4.000%, 10/01/43	634,427	677,661
4.000%, 11/01/43	2,902,804	3,142,795
4.000%, 01/01/44	2,255,482	2,443,669
4.000%, 02/01/44	2,191,900	2,374,733
4.000%, 05/01/44	3,146,210	3,407,922
4.000%, 07/01/44	209,636	220,812
4.000%, 08/01/44	721,598	781,788
4.000%, 12/01/44	1,979,869	2,127,801
4.000%, 01/01/45	343,750	369,689
4.000%, 02/01/45	1,011,782	1,085,194
4.000%, 03/01/45	829,164	877,710
4.000%, 04/01/45	856,341	921,948
4.000%, 05/01/45	786,177	845,059
4.000%, 10/01/45	5,303,194	5,703,752
4.000%, 11/01/45	1,933,323	2,086,791

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 12/01/45	4,018,252	4,314,995
4.000%, 01/01/46	4,138,900	4,393,235
4.000%, 02/01/46	1,428,206	1,529,214
4.000%, 06/01/46	3,340,912	3,533,402
4.000%, 11/01/46	245,484	265,950
4.000%, 01/01/47	357,615	387,390
4.000%, 03/01/47	6,122,167	6,524,018
4.000%, 08/01/47	916,270	969,919
4.000%, 03/01/48	2,414,436	2,614,756
4.000%, 04/01/48	1,490,111	1,611,912
4.000%, 08/01/48	9,563,101	10,125,076
4.500%, 08/01/39	1,175,196	1,272,287
4.500%, 11/01/39	366,807	398,685
4.500%, 01/01/40	35,990	39,174
4.500%, 04/01/40	79,654	86,590
4.500%, 05/01/40	205,965	223,180
4.500%, 06/01/40	190,143	206,049
4.500%, 07/01/40	394,622	427,517
4.500%, 11/01/40	745,042	807,437
4.500%, 07/01/41	230,143	249,421
4.500%, 08/01/41	31,756	33,424
4.500%, 09/01/41	748,105	803,852
4.500%, 10/01/41	162,634	176,202
4.500%, 01/01/42	153,913	166,710
4.500%, 06/01/42	81,314	85,811
4.500%, 08/01/42	785,636	835,315
4.500%, 09/01/43	1,037,872	1,121,040
4.500%, 10/01/43	1,208,277	1,302,049
4.500%, 11/01/43	2,739,828	3,035,544
4.500%, 12/01/43	1,385,798	1,494,428
4.500%, 01/01/44	1,491,588	1,614,630
4.500%, 06/01/44	5,406,479	5,856,922
4.500%, 07/01/45	1,597,094	1,741,501
4.500%, 09/01/45	668,201	734,117
4.500%, 11/01/45	2,473,997	2,684,109
4.500%, 12/01/45	1,073,210	1,155,898
4.500%, 07/01/46	3,812,709	4,222,416
4.500%, 09/01/46	578,131	640,403
4.500%, 09/01/47	82,092	87,023
4.500%, 10/01/47	519,353	557,684
4.500%, 11/01/47	4,259,003	4,569,338
4.500%, 12/01/47	59,388	63,110
4.500%, 01/01/48	3,707,617	3,975,859
4.500%, 02/01/48	120,875	128,043
4.500%, 03/01/48	220,583	234,080
4.500%, 04/01/48	1,281,085	1,415,123
4.500%, 05/01/48	28,297,019	30,601,553
4.500%, 07/01/48	239,542	257,407
4.500%, 08/01/48	3,209,449	3,483,233
4.500%, 11/01/48	2,362,103	2,532,245
4.500%, 02/01/49	21,981,985	24,078,937
4.500%, 05/01/49	11,109,853	12,266,353
5.000%, 11/01/32	3,408	3,706
5.000%, 09/01/35	177,714	196,212
5.000%, 06/01/39	7,721,605	8,491,825

BHFTII-6

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 04/01/41	23,275	$24,924
5.000%, 07/01/41	339,940	374,604
5.000%, 08/01/41	272,548	296,524
5.000%, 01/01/42	50,244	53,776
5.500%, 11/01/32	865,364	960,017
5.500%, 12/01/32	147,678	163,385
5.500%, 01/01/33	535,223	587,940
5.500%, 12/01/33	195,305	216,814
5.500%, 05/01/34	1,565,216	1,770,137
5.500%, 08/01/37	1,638,727	1,853,448
5.500%, 02/01/38	251,335	283,363
5.500%, 03/01/38	178,636	201,335
5.500%, 04/01/38	108,837	117,670
5.500%, 06/01/38	245,699	270,806
5.500%, 12/01/38	92,691	100,254
5.500%, 01/01/39	258,527	290,897
5.500%, 08/01/39	179,621	202,252
5.500%, 12/01/39	374,924	419,761
5.500%, 04/01/40	62,237	69,935
5.500%, 04/01/41	240,470	271,098
6.000%, 02/01/34	182,570	210,068
6.000%, 08/01/34	137,815	158,609
6.000%, 04/01/35	2,138,247	2,459,508
6.000%, 06/01/36	281,824	324,039
6.000%, 02/01/38	451,450	518,445
6.000%, 03/01/38	138,748	159,687
6.000%, 05/01/38	449,245	517,137
6.000%, 10/01/38	546,607	628,976
6.000%, 12/01/38	168,928	194,451
6.000%, 04/01/40	1,747,214	2,011,250
6.000%, 09/01/40	187,340	215,657
6.000%, 06/01/41	410,557	472,595
6.500%, 05/01/40	2,500,357	2,879,658
Fannie Mae Pool 4.000%, 01/01/41	381,568	405,062
Fannie Mae REMICS (CMO) 5.000%, 04/25/35	33,497	34,952
Freddie Mac 15 Yr. Gold Pool
2.500%, 04/01/27	98,901	100,248
2.500%, 10/01/28	360,163	363,982
2.500%, 08/01/29	828,060	839,426
2.500%, 12/01/29	233,798	236,603
2.500%, 05/01/30	921,724	933,698
2.500%, 07/01/30	625,697	634,005
2.500%, 08/01/30	2,148,672	2,177,968
2.500%, 09/01/30	2,352,524	2,383,159
2.500%, 04/01/31	1,648,283	1,669,674
3.000%, 01/01/30	657,014	677,178
3.000%, 04/01/30	3,460,303	3,569,643
3.000%, 05/01/30	598,801	618,302
3.000%, 06/01/30	25,066	25,851
3.000%, 07/01/30	1,319,280	1,360,060
3.000%, 08/01/30	424,012	437,194
Freddie Mac 30 Yr. Gold Pool
3.000%, 12/01/42	2,398,063	2,473,066

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.000%, 01/01/43	1,614,824	1,665,335
3.000%, 03/01/43	3,409,827	3,515,982
3.000%, 07/01/43	9,989,386	10,301,872
3.000%, 12/01/46	2,796,727	2,879,109
3.500%, 04/01/42	2,037,782	2,149,006
3.500%, 05/01/42	98,622	103,541
3.500%, 08/01/42	2,426,448	2,559,283
3.500%, 10/01/42	124,774	130,192
3.500%, 11/01/42	975,844	1,025,888
3.500%, 01/01/43	1,134,010	1,192,098
3.500%, 06/01/43	279,781	294,110
3.500%, 12/01/43	4,495,627	4,725,953
3.500%, 01/01/44	20,447,380	21,524,102
3.500%, 04/01/44	2,025,095	2,137,666
3.500%, 05/01/44	505,507	535,230
3.500%, 06/01/44	353,691	372,698
3.500%, 07/01/44	102,464	109,101
3.500%, 08/01/44	379,303	401,762
3.500%, 09/01/44	813,547	862,447
3.500%, 11/01/44	20,631	21,604
3.500%, 01/01/45	149,395	156,222
3.500%, 05/01/45	225,353	235,987
3.500%, 06/01/45	201,567	211,115
3.500%, 07/01/45	5,382	5,637
3.500%, 08/01/45	5,893,650	6,242,590
3.500%, 09/01/45	167,069	177,889
3.500%, 10/01/45	21,300	22,306
3.500%, 01/01/46	975,289	1,021,438
3.500%, 02/01/46	66,506	69,649
3.500%, 03/01/46	682,194	714,402
3.500%, 05/01/46	812,066	850,443
3.500%, 07/01/46	7,231,163	7,646,917
3.500%, 03/01/47	2,032,418	2,152,649
3.500%, 07/01/47	317,699	336,489
3.500%, 10/01/47	1,234,443	1,314,326
3.500%, 12/01/47	1,555,156	1,655,794
3.500%, 01/01/48	526,711	555,974
4.000%, 08/01/40	263,790	281,937
4.000%, 09/01/40	285,477	305,053
4.000%, 10/01/40	133,389	142,588
4.000%, 11/01/40	559,792	598,417
4.000%, 04/01/41	15,272	16,323
4.000%, 10/01/41	478,945	512,444
4.000%, 09/01/43	406,781	438,203
4.000%, 04/01/44	844,562	902,997
4.000%, 07/01/44	296,504	316,973
4.000%, 08/01/44	2,877,799	3,099,612
4.000%, 02/01/45	265,044	280,049
4.000%, 09/01/45	1,126,145	1,189,903
4.000%, 10/01/45	1,633,021	1,729,629
4.000%, 12/01/45	10,588,971	11,178,598
4.000%, 08/01/47	2,060,806	2,219,645
4.500%, 02/01/39	1,009,234	1,091,961
4.500%, 08/01/39	887,737	961,609
4.500%, 12/01/39	232,755	252,378

BHFTII-7

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.500%, 07/01/40	70,129	$76,019
4.500%, 05/01/41	1,422,573	1,542,117
4.500%, 05/01/42	1,319,405	1,430,049
4.500%, 10/01/43	641,505	683,346
4.500%, 12/01/43	1,645,234	1,787,819
4.500%, 04/01/47	2,700,651	2,899,722
4.500%, 05/01/47	1,035,471	1,122,007
4.500%, 07/01/47	2,505,255	2,698,013
4.500%, 07/01/48	3,735,563	4,046,944
4.500%, 08/01/48	9,605,973	10,392,549
4.500%, 02/01/49	4,735,662	5,121,645
4.500%, 04/01/49	2,429,961	2,605,802
5.000%, 10/01/41	554,086	611,720
5.000%, 11/01/41	4,705,311	5,157,883
5.500%, 02/01/35	129,568	146,621
5.500%, 09/01/39	158,918	179,474
5.500%, 01/01/40	92,506	100,149
5.500%, 07/01/40	22,848	24,723
5.500%, 06/01/41	1,926,954	2,175,588
Freddie Mac Gold Pool
3.000%, 09/01/27	501,392	512,791
3.000%, 07/01/28	259,902	265,810
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
0.983%, 06/25/27 (b) (c)	2,615,013	131,001
3.347%, 11/25/26 (b)	490,000	530,580
3.444%, 12/25/27	210,000	229,787
3.531%, 07/25/23 (b)	500,000	526,704
3.590%, 01/25/25 (b)	291,000	311,338
3.683%, 10/25/25 (b)	453,000	485,899
3.900%, 04/25/28	1,020,000	1,150,557
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
4.168%, 1M LIBOR + 2.150%, 12/25/30 (144A) (b)	409,231	412,706
6.468%, 1M LIBOR + 4.450%, 03/25/30 (b)	682,210	752,802
FREMF Mortgage Trust (CMO)
4.117%, 05/25/50 (144A) (b)	275,556	296,943
4.189%, 04/25/48 (144A) (b)	360,000	383,238
4.373%, 08/25/50 (144A) (b)	440,000	478,975
FRESB Mortgage Trust (CMO)
3.480%, 06/25/28 (b)	698,864	734,957
3.660%, 06/25/28 (b)	417,251	450,150
Ginnie Mae I 30 Yr. Pool
3.000%, 02/15/45	1,177,357	1,209,548
3.500%, 01/15/42	338,045	355,766
3.500%, 02/15/42	146,815	154,967
3.500%, 04/15/42	281,004	296,736
3.500%, 05/15/42	325,207	346,008
3.500%, 08/15/42	430,024	455,264
3.500%, 11/15/42	257,996	271,284
3.500%, 12/15/42	937,497	993,037
3.500%, 01/15/43	390,493	410,591
3.500%, 02/15/43	654,549	690,147
3.500%, 03/15/43	357,423	375,354
3.500%, 04/15/43	1,917,821	2,021,072
3.500%, 05/15/43	2,121,026	2,242,732
3.500%, 06/15/43	601,166	639,527

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
3.500%, 07/15/43	2,108,050	2,242,488
4.000%, 03/15/41	696,723	742,340
4.000%, 12/15/41	24,845	26,036
4.500%, 02/15/42	8,896,237	9,681,978
4.500%, 03/15/47	143,128	156,896
4.500%, 04/15/47	362,321	397,296
4.500%, 05/15/47	120,847	132,537
5.000%, 12/15/38	251,899	283,102
5.000%, 07/15/39	556,659	622,483
5.000%, 10/15/39	328,648	369,357
5.000%, 09/15/40	21,455	24,090
5.000%, 12/15/40	803,935	903,320
5.500%, 04/15/33	22,139	25,099
6.500%, 04/15/33	43,434	48,074
8.500%, 05/15/22	347	348
Ginnie Mae II 30 Yr. Pool
3.000%, 12/20/44	144,794	149,636
3.000%, 04/20/45	2,800,999	2,888,428
3.000%, 06/20/45	7,317,628	7,564,104
3.000%, 07/20/45	76,134	78,512
3.000%, 08/20/45	76,376	79,239
3.000%, 10/20/45	910,395	938,831
3.000%, 12/20/45	79,687	82,178
3.000%, 04/20/46	16,176,172	16,685,758
3.000%, 05/20/46	115,149	118,534
3.000%, 06/20/46	2,629,414	2,710,714
3.000%, 07/20/46	5,418,816	5,588,045
3.000%, 08/20/46	1,021,013	1,052,913
3.000%, 09/20/46	9,982,432	10,300,332
3.000%, 10/20/46	395,539	407,899
3.000%, 11/20/46	257,646	265,698
3.000%, 12/20/46	980,635	1,011,243
3.000%, TBA (a)	28,863,500	29,599,553
3.500%, 04/20/43	1,875,511	1,992,107
3.500%, 05/20/43	1,007,971	1,070,634
3.500%, 07/20/43	78,502	83,382
3.500%, 02/20/44	2,312,129	2,433,118
3.500%, 05/20/45	634,203	663,418
3.500%, 05/20/46	1,385,829	1,447,385
3.500%, 09/20/46	518,601	540,620
3.500%, 10/20/46	2,053,366	2,161,556
3.500%, 03/20/48	169,690	176,064
3.500%, 04/20/48	68,563	71,150
3.500%, TBA (a)	72,721,496	75,349,128
4.000%, 04/20/39	42,393	45,146
4.000%, 07/20/39	309,367	329,461
4.000%, 09/20/40	84,462	89,979
4.000%, 10/20/40	949,911	1,012,125
4.000%, 11/20/40	527,282	561,822
4.000%, 12/20/40	1,986,936	2,117,298
4.000%, 01/20/41	1,742,188	1,856,680
4.000%, 02/20/41	30,567	32,577
4.000%, 07/20/43	164,099	174,964
4.000%, 08/20/44	677,772	718,474
4.000%, 10/20/46	145,827	153,839

BHFTII-8

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.000%, 06/20/47	2,099,617	$2,198,565
4.000%, TBA (a)	50,990,500	53,014,185
4.500%, 12/20/39	69,978	76,297
4.500%, 01/20/40	87,246	95,115
4.500%, 02/20/40	68,604	74,901
4.500%, 05/20/40	4,636	5,073
4.500%, 07/20/48	8,493,487	8,940,689
4.500%, 09/20/48	906,889	965,515
4.500%, TBA (a)	13,573,500	14,173,703
5.000%, 10/20/33	721,961	798,570
5.000%, 10/20/39	244,862	270,872
5.000%, 07/20/42	309,620	342,584
5.000%, TBA (a)	8,793,000	9,259,785
Government National Mortgage Association (CMO)
0.557%, 06/16/53 (b) (c)	1,267,998	29,266
0.688%, 02/16/50 (b) (c)	1,741,606	75,018
0.702%, 03/16/55 (b) (c)	3,133,459	136,175
0.733%, 11/16/53 (b) (c)	1,032,441	33,101
0.794%, 09/16/51 (b) (c)	16,832,545	853,673
0.825%, 08/16/41 (c)	2,951,723	40,881
0.871%, 04/16/57 (b) (c)	3,645,199	222,508
0.876%, 09/16/55 (b) (c)	2,057,987	127,411
0.915%, 08/15/58 (b) (c)	3,483,366	250,690
0.952%, 09/16/56 (b) (c)	1,343,625	98,412
0.955%, 02/16/58 (b) (c)	5,153,734	354,834
0.995%, 09/16/58 (b) (c)	1,955,589	154,714
0.998%, 08/16/58 (b) (c)	3,730,954	251,326
1.000%, 02/16/39 (c)	1,090,468	3,773
1.032%, 05/16/58 (b) (c)	2,555,366	190,024
1.038%, 12/16/57 (b) (c)	3,482,579	263,659
1.122%, 04/16/58 (b) (c)	378,597	27,530
2.000%, 03/16/35	191,482	184,992
2.250%, 12/16/38	300,789	297,231
Uniform Mortgage-Backed Securities
2.500%, TBA (a)	6,912,000	6,880,597
3.000%, TBA (a)	10,411,174	10,609,439
3.500%, TBA (a)	133,784,006	137,277,255
4.000%, TBA (a)	150,856,000	156,633,185
4.500%, TBA (a)	48,672,000	51,270,022
5.000%, TBA (a)	1,922,000	2,058,867

		1,339,963,812

U.S. Treasury—10.5%
U.S. Treasury Bonds
2.250%, 08/15/49 (d)	5,610,000	5,775,451
2.875%, 05/15/43	4,131,000	4,739,516
2.875%, 11/15/46	3,962,000	4,587,872
3.000%, 02/15/48	3,962,000	4,707,970
3.125%, 02/15/43	4,131,000	4,930,252
3.625%, 08/15/43	4,131,000	5,331,572
3.750%, 11/15/43 (d)	4,131,000	5,437,590
4.250%, 05/15/39	1,079,000	1,487,123
4.375%, 11/15/39	1,079,000	1,514,604
4.500%, 08/15/39	1,079,000	1,535,594

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Notes 0.500%, 04/15/24 (e)	145,253,022	147,118,319
U.S. Treasury Notes
1.125%, 07/31/21	17,858,000	17,680,118
1.500%, 01/31/22	15,868,000	15,825,231
1.500%, 08/15/26 (d)	11,507,000	11,415,304
1.625%, 08/15/29	2,400,000	2,389,594
1.750%, 07/31/21	9,645,000	9,658,187
1.750%, 04/30/22	15,091,000	15,149,360
1.750%, 07/31/24	15,345,000	15,483,465
2.000%, 07/31/20	15,868,000	15,885,975
2.000%, 02/15/25	9,915,000	10,124,919
2.125%, 12/31/22	7,943,000	8,079,520
2.125%, 07/31/24	7,943,000	8,147,781
2.125%, 05/15/25	8,740,000	8,988,202
2.250%, 08/15/27	7,943,000	8,304,158
2.500%, 12/31/20	11,906,000	12,008,782
2.750%, 05/31/23	7,943,000	8,273,441
2.875%, 08/15/28	2,389,000	2,627,247
3.125%, 11/15/28	2,389,000	2,682,772

		359,889,919

Total U.S. Treasury & Government Agencies (Cost $1,671,282,485)		1,699,853,731

Corporate Bonds & Notes—35.2%

Aerospace/Defense—1.4%
Airbus SE 3.950%, 04/10/47 (144A)	1,005,000	1,162,077
BAE Systems Holdings, Inc.
2.850%, 12/15/20 (144A)	319,000	320,187
3.850%, 12/15/25 (144A)	1,925,000	2,024,287
4.750%, 10/07/44 (144A)	112,000	131,410
Boeing Co. (The)
3.200%, 03/01/29	5,000	5,250
3.250%, 02/01/35	461,000	480,104
3.375%, 06/15/46	203,000	203,774
3.825%, 03/01/59	410,000	438,485
3.850%, 11/01/48	646,000	703,736
General Dynamics Corp. 3.750%, 05/15/28 (f)	797,000	884,438
L3Harris Technologies, Inc.
2.700%, 04/27/20	706,000	707,412
3.832%, 04/27/25	9,000	9,613
3.850%, 06/15/23 (144A)	3,810,000	4,013,575
3.850%, 12/15/26 (144A)	2,355,000	2,534,558
4.400%, 06/15/28 (144A)	340,000	381,153
4.400%, 06/15/28	2,744,000	3,076,132
4.854%, 04/27/35	52,000	61,589
5.054%, 04/27/45	995,000	1,249,205
Lockheed Martin Corp.
2.900%, 03/01/25	336,000	347,956
3.550%, 01/15/26	642,000	688,418
3.600%, 03/01/35	3,133,000	3,379,403

BHFTII-9

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Lockheed Martin Corp.
3.800%, 03/01/45	415,000	$462,857
4.070%, 12/15/42	30,000	34,635
4.500%, 05/15/36	40,000	47,919
4.700%, 05/15/46	60,000	76,296
Northrop Grumman Corp.
2.930%, 01/15/25	2,425,000	2,500,085
3.250%, 01/15/28	3,118,000	3,273,052
3.850%, 04/15/45	690,000	760,429
4.030%, 10/15/47	362,000	410,364
Raytheon Co.
4.200%, 12/15/44	525,000	621,300
7.000%, 11/01/28	1,810,000	2,397,926
7.200%, 08/15/27	620,000	826,309
United Technologies Corp.
1.950%, 11/01/21	3,791,000	3,787,777
4.125%, 11/16/28	3,212,000	3,634,838
4.500%, 06/01/42	2,064,000	2,476,093
5.400%, 05/01/35	315,000	402,751
5.700%, 04/15/40	178,000	237,501
6.125%, 07/15/38	986,000	1,356,831

		46,109,725

Agriculture—0.6%
Altria Group, Inc.
4.400%, 02/14/26	1,843,000	1,970,154
4.500%, 05/02/43	517,000	518,892
4.800%, 02/14/29	1,578,000	1,730,479
5.375%, 01/31/44	2,018,000	2,244,550
5.800%, 02/14/39	54,000	62,618
6.200%, 02/14/59	135,000	159,593
BAT Capital Corp. 3.215%, 09/06/26	435,000	430,674
BAT International Finance plc 3.950%, 06/15/25 (144A)	3,265,000	3,399,351
JBS Investments II GmbH 5.750%, 01/15/28 (144A)	508,000	529,082
MHP Luxembourg S.A. 6.250%, 09/19/29 (144A)	907,000	874,856
Philip Morris International, Inc.
2.500%, 08/22/22	532,000	537,396
2.875%, 05/01/24	1,010,000	1,036,520
4.500%, 03/20/42	225,000	250,412
Reynolds American, Inc.
4.450%, 06/12/25	4,965,000	5,296,971
5.850%, 08/15/45	1,025,000	1,134,871

		20,176,419

Airlines—0.8%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	573,075	591,056
3.700%, 01/15/26 (144A)	9,021	9,040
5.000%, 12/15/23 (144A)	388,799	406,023
American Airlines Group, Inc. 4.625%, 03/01/20 (144A) (f)	2,214,000	2,227,837

Airlines—(Continued)
American Airlines Pass-Through Trust
3.000%, 10/15/28	1,200,157	1,222,305
3.150%, 02/15/32	1,205,000	1,235,691
3.200%, 06/15/28	482,350	494,939
3.350%, 10/15/29	532,529	548,235
3.600%, 09/22/27	270,292	283,401
3.650%, 02/15/29	353,129	375,271
3.700%, 05/01/23	217,345	219,583
3.700%, 10/15/25	453,941	456,439
3.750%, 10/15/25	23,420	23,787
3.850%, 02/15/28	1,300,000	1,314,430
4.375%, 10/01/22	19,430	19,940
4.400%, 09/22/23	1,718,239	1,776,316
4.950%, 02/15/25	369,890	390,205
5.250%, 01/15/24	1,047,945	1,113,740
Azul Investments LLP 5.875%, 10/26/24 (144A)	200,000	199,500
Delta Air Lines Pass-Through Trust 3.204%, 10/25/25	1,255,000	1,311,118
Delta Air Lines, Inc.
2.600%, 12/04/20	185,000	185,324
2.875%, 03/13/20	8,220,000	8,237,580
3.400%, 04/19/21	265,000	268,693
Gol Finance S.A. 7.000%, 01/31/25 (144A) (f)	573,000	558,675
Turkish Airlines Pass-Through Trust 4.200%, 03/15/27 (144A)	983,739	909,270
U.S. Airways Pass-Through Trust
5.375%, 11/15/21	156,551	163,229
6.750%, 06/03/21	41,901	44,105
United Airlines Pass-Through Trust
2.700%, 05/01/32	580,000	580,586
2.875%, 10/07/28	490,737	495,644
3.100%, 07/07/28	77,819	79,685
3.450%, 12/01/27	196,637	204,915
3.500%, 05/01/28	830,000	829,377
3.500%, 03/01/30	258,609	270,594
3.650%, 10/07/25	74,080	74,916
3.650%, 01/07/26	121,142	123,095
4.600%, 03/01/26	546,705	569,878
4.625%, 09/03/22	125,952	129,819
4.750%, 04/11/22	294,473	303,072

		28,247,313

Auto Manufacturers—1.1%
American Honda Finance Corp. 2.150%, 09/10/24	995,000	989,524
Daimler Finance North America LLC
3.100%, 05/04/20 (144A)	3,130,000	3,148,096
3.350%, 05/04/21 (144A)	1,270,000	1,290,910
Ford Motor Credit Co. LLC
2.979%, 08/03/22	2,125,000	2,104,018
3.157%, 08/04/20	500,000	501,239
3.200%, 01/15/21	1,026,000	1,027,346
3.219%, 01/09/22	4,520,000	4,515,295

BHFTII-10

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Ford Motor Credit Co. LLC
3.336%, 03/18/21	205,000	$205,952
4.134%, 08/04/25	224,000	221,645
4.250%, 09/20/22	210,000	215,014
4.389%, 01/08/26	1,000,000	995,316
5.584%, 03/18/24	464,000	493,514
5.750%, 02/01/21	1,114,000	1,151,640
General Motors Co.
5.000%, 04/01/35	44,000	44,165
5.400%, 04/01/48	127,000	127,357
6.250%, 10/02/43	684,000	747,345
6.600%, 04/01/36	665,000	762,140
General Motors Financial Co., Inc.
3.150%, 06/30/22	546,000	552,319
3.500%, 11/07/24	490,000	496,101
4.000%, 01/15/25	2,467,000	2,535,552
4.000%, 10/06/26	340,000	344,317
4.350%, 04/09/25	57,000	59,437
Hyundai Capital America
2.550%, 04/03/20 (144A)	8,645,000	8,643,930
3.950%, 02/01/22 (144A)	965,000	991,665
Hyundai Capital Services, Inc. 3.000%, 08/29/22 (144A)	1,220,000	1,230,910
Toyota Motor Corp. 2.760%, 07/02/29	39,000	40,245
Toyota Motor Credit Corp.
3.050%, 01/11/28	762,000	805,098
3.650%, 01/08/29 (f)	381,000	421,991
Volkswagen Group of America Finance LLC
2.500%, 09/24/21 (144A)	522,000	523,274
2.700%, 09/26/22 (144A)	883,000	886,795

		36,072,150

Banks—9.6%
Australia & New Zealand Banking Group, Ltd.
2.550%, 11/23/21	269,000	271,650
2.625%, 11/09/22 (f)	660,000	671,211
Banco Espirito Santo S.A. 4.000%, 01/21/19 (EUR) (g)	200,000	41,418
Banco Internacional del Peru SAA Interbank 3.250%, 10/04/26 (144A)	371,000	370,443
Banco Mercantil del Norte S.A.
6.875%, 5Y H15 + 5.035%, 07/06/22 (144A) (b)	251,000	251,941
7.625%, 10Y H15 + 5.353%, 01/10/28 (144A) (b)	251,000	256,022
Banco Santander S.A.
2.706%, 06/27/24	1,400,000	1,415,521
3.306%, 06/27/29	1,600,000	1,653,424
3.848%, 04/12/23	600,000	625,305
Banco Votorantim S.A.
4.000%, 09/24/22 (144A)	551,000	560,091
4.500%, 09/24/24 (144A)	601,000	617,527
Bank of America Corp.
2.328%, 3M LIBOR + 0.630%, 10/01/21 (b)	10,082,000	10,093,102
2.625%, 10/19/20	1,475,000	1,484,344
2.816%, 3M LIBOR + 0.930%, 07/21/23 (b)	2,015,000	2,042,972

Banks—(Continued)
Bank of America Corp.
3.004%, 3M LIBOR + 0.790%, 12/20/23 (b)	2,000	2,043
3.124%, 3M LIBOR + 1.160%, 01/20/23 (b)	35,000	35,700
3.194%, 3M LIBOR + 1.180%, 07/23/30 (b)	367,000	378,715
3.300%, 01/11/23	590,000	609,951
3.366%, 3M LIBOR + 0.810%, 01/23/26 (b)	73,000	76,105
3.419%, 3M LIBOR + 1.040%, 12/20/28 (b)	9,283,000	9,686,033
3.458%, 3M LIBOR + 0.970%, 03/15/25 (b)	1,678,000	1,750,788
3.499%, 3M LIBOR + 0.630%, 05/17/22 (b)	2,415,000	2,462,833
3.500%, 04/19/26	348,000	370,108
3.559%, 3M LIBOR + 1.060%, 04/23/27 (b)	12,000	12,668
3.593%, 3M LIBOR + 1.370%, 07/21/28 (b)	187,000	197,698
3.705%, 3M LIBOR + 1.512%, 04/24/28 (b)	5,869,000	6,250,738
3.824%, 3M LIBOR + 1.575%, 01/20/28 (b)	3,488,000	3,748,432
3.950%, 04/21/25	208,000	220,693
3.970%, 3M LIBOR + 1.070%, 03/05/29 (b)	1,555,000	1,693,196
3.974%, 3M LIBOR + 1.210%, 02/07/30 (b)	593,000	649,189
4.000%, 04/01/24	8,000	8,584
4.125%, 01/22/24	130,000	140,047
4.183%, 11/25/27	215,000	231,329
4.200%, 08/26/24	716,000	768,008
4.250%, 10/22/26	29,000	31,423
4.271%, 3M LIBOR + 1.310%, 07/23/29 (b)	74,000	82,472
4.450%, 03/03/26	3,022,000	3,293,635
4.750%, 04/21/45	20,000	24,056
5.875%, 3M LIBOR + 2.931%, 03/15/28 (b)	1,600,000	1,732,160
Bank of Montreal
1.900%, 08/27/21 (f)	57,000	56,913
2.500%, 06/28/24 (f)	328,000	331,394
2.900%, 03/26/22	492,000	501,578
3.100%, 07/13/20	42,000	42,361
3.100%, 04/13/21	305,000	310,198
3.300%, 02/05/24	92,000	95,744
Bank of New York Mellon Corp. (The)
2.050%, 05/03/21	100,000	100,065
2.800%, 05/04/26	285,000	292,702
3.442%, 3M LIBOR + 1.069%, 02/07/28 (b)	1,343,000	1,423,566
3.500%, 04/28/23	262,000	274,624
4.625%, 3M LIBOR + 3.131%, 09/20/26 (b)	1,770,000	1,808,869
4.950%, 3M LIBOR + 3.420%, 06/20/20 (b)	830,000	834,150
Barclays plc
3.932%, 3M LIBOR + 1.610%, 05/07/25 (b)	386,000	398,784
4.950%, 01/10/47	276,000	304,385
4.972%, 3M LIBOR + 1.902%, 05/16/29 (b) (f)	2,125,000	2,332,239
5.250%, 08/17/45	505,000	569,457
BBVA Bancomer S.A. 5.875%, 5Y H15 + 4.308%, 09/13/34 (144A) (b)	1,020,000	1,013,625
BNP Paribas S.A.
3.500%, 03/01/23 (144A)	4,050,000	4,180,505
4.705%, 3M LIBOR + 2.235%, 01/10/25 (144A) (b)	965,000	1,043,221
7.375%, 5Y USD Swap + 5.150%, 08/19/25 (144A) (b)	1,640,000	1,832,700
7.625%, 5Y USD Swap + 6.314%, 03/30/21 (144A) (b)	1,495,000	1,575,356
BPCE S.A. 2.700%, 10/01/29 (144A)	2,585,000	2,569,260

BHFTII-11

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Capital One Financial Corp. 4.750%, 07/15/21	121,000	$126,383
Citibank N.A.
3.400%, 07/23/21	3,390,000	3,472,288
3.650%, 01/23/24	7,430,000	7,870,676
Citigroup, Inc.
2.900%, 12/08/21	485,000	492,308
3.352%, 3M LIBOR + 0.897%, 04/24/25 (b)	88,000	91,263
3.668%, 3M LIBOR + 1.390%, 07/24/28 (b)	4,775,000	5,053,988
3.887%, 3M LIBOR + 1.563%, 01/10/28 (b)	3,430,000	3,670,564
4.050%, 07/30/22	6,000	6,281
4.400%, 06/10/25	1,406,000	1,511,713
4.450%, 09/29/27	1,485,000	1,620,194
5.500%, 09/13/25	23,000	26,057
Citizens Bank N.A. 2.250%, 03/02/20	6,026,000	6,027,894
Credit Agricole S.A. 8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (b)	2,550,000	2,999,437
Credit Suisse Group AG
2.997%, 3M LIBOR + 1.200%, 12/14/23 (144A) (b)	2,650,000	2,675,078
4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (b) (f)	2,559,000	2,695,422
Credit Suisse Group Funding Guernsey, Ltd.
3.750%, 03/26/25	510,000	535,932
3.800%, 09/15/22	1,223,000	1,270,660
3.800%, 06/09/23	390,000	407,239
Danske Bank A/S
3.244%, 3M LIBOR + 1.591%, 12/20/25 (144A) (b)	200,000	201,631
5.000%, 01/12/22 (144A)	2,490,000	2,617,936
5.375%, 01/12/24 (144A)	2,330,000	2,559,586
Deutsche Bank AG
2.700%, 07/13/20	3,595,000	3,587,610
2.950%, 08/20/20	325,000	324,866
4.250%, 10/14/21	910,000	923,129
Fifth Third Bancorp 3.650%, 01/25/24	610,000	643,075
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	3,782,000	3,785,888
2.550%, 10/23/19	4,660,000	4,660,562
2.750%, 09/15/20	1,326,000	1,333,148
2.905%, 3M LIBOR + 0.990%, 07/24/23 (b)	33,000	33,465
3.328%, 3M LIBOR + 1.170%, 05/15/26 (b)	1,310,000	1,316,732
3.691%, 3M LIBOR + 1.510%, 06/05/28 (b)	4,245,000	4,456,644
3.814%, 3M LIBOR + 1.158%, 04/23/29 (b)	6,000	6,361
3.850%, 01/26/27	2,465,000	2,614,616
4.017%, 3M LIBOR + 1.373%, 10/31/38 (b)	995,000	1,070,511
4.223%, 3M LIBOR + 1.301%, 05/01/29 (b)	985,000	1,074,551
HSBC Holdings plc
3.950%, 3M LIBOR + 0.987%, 05/18/24 (b)	225,000	235,372
3.973%, 3M LIBOR + 1.610%, 05/22/30 (b)	326,000	348,152
4.041%, 3M LIBOR + 1.546%, 03/13/28 (b)	3,080,000	3,269,229
5.100%, 04/05/21	1,260,000	1,313,547
6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (b)	2,385,000	2,453,020
HSBC USA, Inc. 2.350%, 03/05/20	4,175,000	4,179,065

Banks—(Continued)
ING Groep NV
3.550%, 04/09/24	655,000	684,348
4.100%, 10/02/23	4,065,000	4,315,400
4.625%, 01/06/26 (144A)	780,000	862,842
Itau Unibanco Holding S.A.
6.125%, 5Y H15 + 3.981%, 12/12/22 (144A) (b)	400,000	403,800
6.500%, 5Y H15 + 3.863%, 03/19/23 (144A) (b)	200,000	205,940
JPMorgan Chase & Co.
2.301%, SOFR + 1.600%, 10/15/25 (b)	265,000	264,157
2.550%, 03/01/21	2,096,000	2,109,560
2.700%, 05/18/23	1,557,000	1,583,706
2.739%, SOFR + 1.510%, 10/15/30 (b)	3,105,000	3,086,047
2.776%, 3M LIBOR + 0.935%, 04/25/23 (b)	368,000	373,281
2.950%, 10/01/26	130,000	133,440
2.972%, 01/15/23	3,474,000	3,535,712
3.125%, 01/23/25	302,000	312,924
3.200%, 01/25/23	370,000	382,103
3.200%, 06/15/26	90,000	93,533
3.207%, 3M LIBOR + 0.695%, 04/01/23 (b)	5,300,000	5,426,065
3.220%, 3M LIBOR + 1.155%, 03/01/25 (b)	69,000	71,473
3.375%, 05/01/23	23,000	23,795
3.509%, 3M LIBOR + 0.945%, 01/23/29 (b)	49,000	51,792
3.514%, 3M LIBOR + 0.610%, 06/18/22 (b)	1,382,000	1,414,408
3.540%, 3M LIBOR + 1.380%, 05/01/28 (b)	6,227,000	6,559,629
3.559%, 3M LIBOR + 0.730%, 04/23/24 (b) (f)	826,000	861,630
3.702%, 3M LIBOR + 1.160%, 05/06/30 (b)	938,000	1,006,184
3.782%, 3M LIBOR + 1.337%, 02/01/28 (b)	7,083,000	7,587,311
3.797%, 3M LIBOR + 0.890%, 07/23/24 (b)	4,159,000	4,389,447
3.875%, 02/01/24	30,000	32,011
3.875%, 09/10/24	397,000	422,964
3.882%, 3M LIBOR + 1.360%, 07/24/38 (b)	588,000	645,699
3.900%, 07/15/25	31,000	33,450
3.960%, 3M LIBOR + 1.245%, 01/29/27 (b)	40,000	43,291
4.023%, 3M LIBOR + 1.000%, 12/05/24 (b)	4,892,000	5,218,426
4.125%, 12/15/26	24,000	26,217
4.203%, 3M LIBOR + 1.260%, 07/23/29 (b)	945,000	1,049,944
4.250%, 10/15/20	58,000	59,310
4.250%, 10/01/27	152,000	167,075
4.625%, 05/10/21	1,731,000	1,800,578
5.000%, SOFR + 3.380%, 08/01/24 (b)	2,380,000	2,445,450
KeyBank N.A. 3.350%, 06/15/21	440,000	448,838
KeyCorp 4.150%, 10/29/25	276,000	302,064
Lloyds Banking Group plc
3.750%, 01/11/27	1,715,000	1,778,946
4.450%, 05/08/25	235,000	252,944
Mitsubishi UFJ Financial Group, Inc.
2.665%, 07/25/22 (f)	60,000	60,574
2.998%, 02/22/22	256,000	260,460
3.287%, 07/25/27	198,000	207,048
3.407%, 03/07/24	3,000	3,121
3.455%, 03/02/23	8,320,000	8,611,324
3.535%, 07/26/21	265,000	270,947
3.761%, 07/26/23	200,000	210,044
3.850%, 03/01/26	375,000	402,489

BHFTII-12

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Mitsubishi UFJ Financial Group, Inc.
4.050%, 09/11/28	40,000	$44,339
Mizuho Financial Group, Inc.
2.273%, 09/13/21	942,000	941,384
2.555%, 3M LIBOR + 1.100%, 09/13/25 (b) (f)	1,730,000	1,725,445
2.632%, 04/12/21 (144A)	1,805,000	1,812,644
2.869%, 3M LIBOR + 1.310%, 09/13/30 (b)	920,000	916,763
2.953%, 02/28/22 (f)	7,415,000	7,521,043
3.663%, 02/28/27 (f)	400,000	428,648
Morgan Stanley
3.125%, 01/23/23	44,000	45,136
3.591%, 3M LIBOR + 1.340%, 07/22/28 (b)	4,220,000	4,451,140
3.625%, 01/20/27	6,053,000	6,396,659
3.750%, 02/25/23	3,359,000	3,514,619
3.772%, 3M LIBOR + 1.140%, 01/24/29 (b)	3,864,000	4,129,569
4.000%, 07/23/25	320,000	345,118
Nordea Bank Abp
2.125%, 05/29/20 (144A)	2,810,000	2,811,225
Northern Trust Corp. 3.150%, 05/03/29 (f)	101,000	106,769
Royal Bank of Scotland Group plc 3.498%, 3M LIBOR + 1.480%, 05/15/23 (b)	400,000	405,338
Santander UK Group Holdings plc 2.875%, 08/05/21	1,905,000	1,911,805
Santander UK plc 5.000%, 11/07/23 (144A)	4,190,000	4,449,194
Standard Chartered plc
3.885%, 3M LIBOR + 1.080%, 03/15/24 (144A) (b)	642,000	662,787
4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (b)	4,405,000	4,554,325
State Street Corp.
2.650%, 05/19/26	876,000	897,502
5.250%, 3M LIBOR + 3.597%, 09/15/20 (b)	840,000	854,700
5.625%, 3M LIBOR + 2.539%, 12/15/23 (b)	2,815,000	2,912,765
Sumitomo Mitsui Financial Group, Inc.
2.448%, 09/27/24	200,000	199,868
2.696%, 07/16/24	200,000	202,272
3.040%, 07/16/29 (f)	300,000	306,808
SunTrust Bank
2.800%, 05/17/22	1,100,000	1,120,514
3.200%, 04/01/24	14,000	14,556
Svenska Handelsbanken AB 1.875%, 09/07/21	1,200,000	1,194,950
Toronto-Dominion Bank (The)
2.650%, 06/12/24	137,000	139,728
3.500%, 07/19/23	716,000	755,104
U.S. Bancorp
2.400%, 07/30/24	1,741,000	1,762,306
2.950%, 07/15/22	1,119,000	1,145,558
3.150%, 04/27/27	43,000	45,526
U.S. Bank N.A. 3.104%, 3M LIBOR + 0.290%, 05/21/21 (b)	1,050,000	1,056,510
UBS Group AG 3.126%, 3M LIBOR + 1.468%, 08/13/30 (144A) (b)	820,000	825,812
UBS Group Funding Switzerland AG
2.859%, 3M LIBOR + 0.954%, 08/15/23 (144A) (b)	3,575,000	3,614,644
2.950%, 09/24/20 (144A)	675,000	680,813

Banks—(Continued)
UBS Group Funding Switzerland AG
4.125%, 09/24/25 (144A)	3,260,000	3,522,457
7.000%, 5Y USD Swap + 4.344%, 01/31/24 (144A) (b)	2,545,000	2,702,790
Wells Fargo & Co.
2.100%, 07/26/21	262,000	261,922
2.500%, 03/04/21	4,305,000	4,324,754
2.550%, 12/07/20	120,000	120,641
2.600%, 07/22/20	785,000	788,699
2.625%, 07/22/22	4,208,000	4,254,816
3.000%, 02/19/25	70,000	71,877
3.000%, 04/22/26	2,105,000	2,158,803
3.000%, 10/23/26	390,000	399,966
3.196%, 3M LIBOR + 1.170%, 06/17/27 (b)	260,000	268,643
3.300%, 09/09/24	85,000	88,855
3.500%, 03/08/22	707,000	729,126
3.550%, 09/29/25	438,000	463,378
3.584%, 3M LIBOR + 1.310%, 05/22/28 (b)	4,610,000	4,883,839
3.750%, 01/24/24	5,449,000	5,770,762
4.150%, 01/24/29	489,000	541,486
4.600%, 04/01/21	716,000	742,036
Wells Fargo Bank N.A.
3.325%, 3M LIBOR + 0.490%, 07/23/21 (b)	350,000	353,175
3.550%, 08/14/23	330,000	346,731

		328,455,727

Beverages—0.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	6,415,000	7,419,214
4.900%, 02/01/46	1,395,000	1,659,489
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 04/13/28	34,000	37,535
4.750%, 01/23/29	5,913,000	6,885,727
Coca-Cola Co. (The)
2.200%, 05/25/22	76,000	76,627
2.250%, 09/01/26	390,000	392,139
2.875%, 10/27/25	358,000	375,463
3.200%, 11/01/23	4,000	4,214
Keurig Dr Pepper, Inc. 3.551%, 05/25/21	784,000	801,331
Molson Coors Brewing Co.
4.200%, 07/15/46	380,000	384,245
5.000%, 05/01/42	40,000	44,202
PepsiCo, Inc.
3.450%, 10/06/46	1,061,000	1,144,268
4.000%, 05/02/47	529,000	619,981
4.450%, 04/14/46	234,000	291,708

		20,136,143

Biotechnology—0.4%
Amgen, Inc.
4.400%, 05/01/45	1,912,000	2,151,650
4.663%, 06/15/51	101,000	117,594
Baxalta, Inc. 5.250%, 06/23/45	228,000	294,990

BHFTII-13

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—(Continued)
Celgene Corp.
2.250%, 08/15/21	105,000	$105,003
2.750%, 02/15/23	1,543,000	1,570,633
3.250%, 08/15/22	1,160,000	1,195,224
3.250%, 02/20/23	1,910,000	1,977,377
3.550%, 08/15/22	1,130,000	1,174,035
3.625%, 05/15/24	14,000	14,785
3.950%, 10/15/20	240,000	244,234
Gilead Sciences, Inc.
3.500%, 02/01/25	1,941,000	2,048,594
3.650%, 03/01/26	223,000	238,958
4.500%, 02/01/45	31,000	35,938
4.600%, 09/01/35	999,000	1,184,959
4.750%, 03/01/46	49,000	58,843
4.800%, 04/01/44	580,000	694,021

		13,106,838

Building Materials—0.0%
Cemex S.A.B. de C.V. 3.720%, 03/15/20	141,000	140,736
Johnson Controls International plc
4.500%, 02/15/47	16,000	17,650
4.625%, 07/02/44	385,000	418,766
5.125%, 09/14/45	31,000	36,194
Owens Corning
3.950%, 08/15/29	440,000	447,487
4.300%, 07/15/47	60,000	54,523

		1,115,356

Chemicals—0.3%
Air Liquide Finance S.A. 2.500%, 09/27/26 (144A)	291,000	293,836
Cydsa S.A.B. de C.V. 6.250%, 10/04/27 (144A)	840,000	855,758
Dow Chemical Co. (The)
3.000%, 11/15/22	79,000	80,493
3.625%, 05/15/26 (144A)	1,488,000	1,553,062
4.375%, 11/15/42	1,509,000	1,567,339
4.550%, 11/30/25 (144A)	260,000	285,642
9.000%, 04/01/21	1,125,000	1,228,067
DuPont de Nemours, Inc.
4.493%, 11/15/25	2,552,000	2,818,976
5.419%, 11/15/48	1,520,000	1,929,778
SABIC Capital II B.V. 4.000%, 10/10/23 (144A)	527,000	554,019
Sherwin-Williams Co. (The)
4.000%, 12/15/42	240,000	248,642
4.500%, 06/01/47	330,000	370,296

		11,785,908

Commercial Services—0.5%
AMN Healthcare, Inc. 5.125%, 10/01/24 (144A)	29,000	30,088
Capitol Investment Merger Sub 2 LLC 10.000%, 08/01/24 (144A)	487,000	505,262

Commercial Services—(Continued)
Conservation fund (The) 3.474%, 12/15/29	553,000	562,561
George Washington University (The) 4.126%, 09/15/48	986,000	1,177,662
Global Payments, Inc.
2.650%, 02/15/25	495,000	497,105
3.200%, 08/15/29	1,955,000	1,980,174
Moody’s Corp.
2.750%, 12/15/21	83,000	84,095
4.875%, 02/15/24	122,000	134,434
PayPal Holdings, Inc.
2.400%, 10/01/24	330,000	331,096
2.650%, 10/01/26	390,000	391,688
RELX Capital, Inc.
3.500%, 03/16/23	2,185,000	2,263,806
4.000%, 03/18/29	1,430,000	1,561,171
Total System Services, Inc.
3.750%, 06/01/23	595,000	619,274
3.800%, 04/01/21	550,000	561,542
4.000%, 06/01/23	39,000	40,942
4.800%, 04/01/26	2,510,000	2,789,191
University of Southern California 3.028%, 10/01/39	115,000	118,540
University of Texas System 3.672%, 04/01/49	1,512,000	1,668,133
Wesleyan University 4.781%, 07/01/2116	536,000	642,796

		15,959,560

Computers—0.5%
Apple, Inc.
3.000%, 02/09/24	1,006,000	1,047,343
3.250%, 02/23/26	153,000	162,159
3.350%, 02/09/27	110,000	117,708
3.450%, 02/09/45	361,000	384,172
3.850%, 05/04/43	5,276,000	5,919,446
4.650%, 02/23/46	75,000	94,443
Dell International LLC / EMC Corp. 8.350%, 07/15/46 (144A)	235,000	309,805
Hewlett Packard Enterprise Co.
3.600%, 10/15/20	13,000	13,167
4.400%, 10/15/22	140,000	148,306
HP, Inc. 3.750%, 12/01/20 (f)	16,000	16,262
IBM Credit LLC 3.450%, 11/30/20	1,370,000	1,393,522
International Business Machines Corp.
2.900%, 11/01/21	592,000	603,346
3.000%, 05/15/24	980,000	1,014,091
3.300%, 05/15/26	4,490,000	4,738,367
3.500%, 05/15/29	115,000	123,470
3.625%, 02/12/24	500,000	529,702
4.700%, 02/19/46	116,000	141,359

		16,756,668

BHFTII-14

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—0.8%
American Express Co.
2.500%, 08/01/22	1,178,000	$1,189,902
2.500%, 07/30/24	105,000	105,856
3.125%, 05/20/26	2,485,000	2,583,062
3.700%, 08/03/23	1,295,000	1,364,482
4.200%, 11/06/25	905,000	995,083
American Express Credit Corp.
2.250%, 05/05/21	792,000	794,816
2.600%, 09/14/20	11,000	11,053
2.700%, 03/03/22	60,000	60,972
Capital One Financial Corp.
3.450%, 04/30/21	288,000	293,207
3.750%, 03/09/27	980,000	1,030,673
3.800%, 01/31/28	231,000	244,422
3.900%, 01/29/24	3,248,000	3,431,857
Charles Schwab Corp. (The) 3.200%, 03/02/27	800,000	836,087
CME Group, Inc.
3.000%, 09/15/22	16,000	16,513
3.750%, 06/15/28	270,000	301,780
Credito Real S.A.B. de C.V. 9.125%, 5Y H15 + 7.026%, 11/29/22 (144A) (b)	200,000	205,002
Credivalores-Crediservicios SAS 9.750%, 07/27/22 (144A)	655,000	651,725
Discover Financial Services 4.100%, 02/09/27	383,000	407,621
GE Capital International Funding Co. 4.418%, 11/15/35	1,915,000	2,008,664
Intercontinental Exchange, Inc.
3.100%, 09/15/27	500,000	521,731
3.750%, 12/01/25	1,604,000	1,729,437
3.750%, 09/21/28 (f)	1,350,000	1,478,770
4.000%, 10/15/23	10,000	10,675
Intercorp Peru, Ltd. 3.875%, 08/15/29 (144A)	200,000	201,002
Mastercard, Inc.
2.950%, 11/21/26	495,000	521,496
2.950%, 06/01/29	1,955,000	2,051,404
3.650%, 06/01/49	350,000	397,349
ORIX Corp. 2.900%, 07/18/22	22,000	22,371
Synchrony Financial
2.700%, 02/03/20	1,079,000	1,080,227
4.250%, 08/15/24	120,000	126,609
4.375%, 03/19/24	701,000	743,923
4.500%, 07/23/25	29,000	30,952
Tarjeta Naranja S.A. 51.582%, BADLAR + 3.500%, 04/11/22 (144A) (b)	1,016,000	195,580
Unifin Financiera S.A.B. de C.V. 8.875%, 5Y H15 + 6.308%, 01/29/25 (144A) (b)	529,000	469,493
Visa, Inc.
4.150%, 12/14/35	876,000	1,055,763
4.300%, 12/14/45	545,000	675,818

		27,845,377

Electric—2.6%
AEP Texas, Inc. 3.950%, 06/01/28	2,490,000	2,749,386
AEP Transmission Co. LLC
3.150%, 09/15/49	415,000	407,734
4.250%, 09/15/48	505,000	594,544
AES Panama SRL 6.000%, 06/25/22 (144A)	213,000	218,591
Alabama Power Co.
3.450%, 10/01/49	680,000	699,796
3.550%, 12/01/23	200,000	211,411
3.750%, 03/01/45	1,220,000	1,315,815
4.150%, 08/15/44	80,000	90,814
4.300%, 07/15/48	581,000	680,414
Alliant Energy Finance LLC 3.750%, 06/15/23 (144A)	441,000	461,022
Ameren Illinois Co. 3.800%, 05/15/28	800,000	889,422
Baltimore Gas & Electric Co.
3.200%, 09/15/49	235,000	231,764
3.500%, 08/15/46	980,000	1,018,240
3.750%, 08/15/47	699,000	755,064
4.250%, 09/15/48	240,000	279,949
Black Hills Corp. 3.950%, 01/15/26	525,000	554,992
CenterPoint Energy Houston Electric LLC
3.550%, 08/01/42	135,000	144,666
3.950%, 03/01/48	406,000	463,616
Commonwealth Edison Co. 2.950%, 08/15/27	310,000	321,091
Consumers Energy Co.
3.100%, 08/15/50 (f)	415,000	415,532
3.375%, 08/15/23	12,000	12,573
3.750%, 02/15/50	849,000	950,650
3.800%, 11/15/28	58,000	64,586
3.950%, 07/15/47	175,000	199,715
4.050%, 05/15/48	390,000	452,553
Dayton Power & Light Co. 3.950%, 06/15/49 (144A)	905,000	994,452
DTE Electric Co. 4.050%, 05/15/48	1,373,000	1,591,799
DTE Energy Co. 3.700%, 08/01/23	820,000	859,897
Duke Energy Carolinas LLC
2.450%, 08/15/29	1,300,000	1,301,305
3.050%, 03/15/23 (f)	255,000	263,856
3.200%, 08/15/49	605,000	607,737
3.700%, 12/01/47	775,000	841,956
3.950%, 11/15/28	321,000	358,348
3.950%, 03/15/48	259,000	291,985
4.000%, 09/30/42	175,000	195,939
5.300%, 02/15/40	321,000	416,360
Duke Energy Florida LLC
3.400%, 10/01/46	570,000	589,064
3.800%, 07/15/28	755,000	831,880
6.400%, 06/15/38	755,000	1,109,378

BHFTII-15

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Duke Energy Ohio, Inc. 3.650%, 02/01/29	2,370,000	$2,593,656
Duke Energy Progress LLC
3.000%, 09/15/21	480,000	488,879
3.250%, 08/15/25	1,081,000	1,140,280
3.700%, 09/01/28	2,540,000	2,788,547
4.100%, 05/15/42	910,000	1,036,823
4.100%, 03/15/43	390,000	440,423
Empresas Publicas de Medellin E.S.P. 4.250%, 07/18/29 (144A)	646,000	679,204
Entergy Arkansas LLC 4.200%, 04/01/49	38,000	44,018
Entergy Corp. 2.950%, 09/01/26	108,000	109,690
Entergy Louisiana LLC
4.200%, 09/01/48	1,274,000	1,493,588
5.400%, 11/01/24	405,000	468,796
Eskom Holdings SOC, Ltd.
5.750%, 01/26/21 (144A)	720,000	724,945
6.750%, 08/06/23 (144A)	628,000	644,827
7.125%, 02/11/25 (144A)	200,000	205,811
Eversource Energy 2.900%, 10/01/24	405,000	414,972
Exelon Corp.
4.450%, 04/15/46	470,000	532,823
4.950%, 06/15/35	156,000	182,665
FirstEnergy Transmission LLC
4.350%, 01/15/25 (144A)	3,645,000	3,932,707
4.550%, 04/01/49 (144A)	885,000	1,041,769
Florida Power & Light Co.
2.639%, 3M LIBOR + 0.400%, 05/06/22 (b) (f)	6,495,000	6,496,784
3.150%, 10/01/49 (f)	1,385,000	1,405,649
3.700%, 12/01/47	11,000	12,204
3.950%, 03/01/48	1,140,000	1,318,786
Generacion Mediterranea S.A. / Generacion Frias S.A. / Central Termica Roca S.A. 9.625%, 07/27/23 (144A)	1,023,000	542,190
Indiana Michigan Power Co. 3.750%, 07/01/47	315,000	342,204
Inkia Energy, Ltd. 5.875%, 11/09/27 (144A)	349,000	362,091
Interstate Power & Light Co.
3.500%, 09/30/49	85,000	85,568
3.600%, 04/01/29	25,000	26,788
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/28 (144A)	445,000	490,683
MidAmerican Energy Co. 4.400%, 10/15/44	857,000	1,028,418
Northern States Power Co.
2.900%, 03/01/50	270,000	261,241
3.400%, 08/15/42	1,190,000	1,247,162
4.000%, 08/15/45	340,000	388,552
4.200%, 09/01/48	630,000	723,845
6.250%, 06/01/36	4,000	5,585

Electric—(Continued)
NRG Energy, Inc.
3.750%, 06/15/24 (144A)	130,000	133,785
7.250%, 05/15/26	375,000	410,719
NSTAR Electric Co.
3.200%, 05/15/27	273,000	287,406
3.250%, 05/15/29	190,000	202,653
Ohio Power Co.
4.000%, 06/01/49	605,000	688,527
6.600%, 02/15/33	955,000	1,324,546
Oklahoma Gas & Electric Co. 3.300%, 03/15/30	2,175,000	2,277,298
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49 (144A)	465,000	463,102
3.700%, 11/15/28 (144A)	1,155,000	1,272,086
3.800%, 09/30/47	251,000	278,074
3.800%, 06/01/49 (144A)	388,000	435,326
4.100%, 11/15/48	35,000	41,039
4.550%, 12/01/41	345,000	421,164
5.750%, 03/15/29	110,000	139,240
Orazul Energy Egenor SCA 5.625%, 04/28/27 (144A)	549,000	566,842
PacifiCorp
4.100%, 02/01/42	140,000	159,503
4.125%, 01/15/49	1,501,000	1,741,438
5.750%, 04/01/37	120,000	161,061
6.250%, 10/15/37	70,000	98,814
Public Service Electric & Gas Co. 3.650%, 09/01/28	1,760,000	1,928,421
Southwestern Public Service Co. 3.750%, 06/15/49	12,000	13,258
Stoneway Capital Corp.
10.000%, 03/01/27 (144A)	1,137,974	674,250
10.000%, 03/01/27	583,599	345,783
Talen Energy Supply LLC 10.500%, 01/15/26 (144A)	449,000	387,263
Tampa Electric Co.
4.300%, 06/15/48	284,000	332,386
4.450%, 06/15/49	844,000	1,019,485
Trans-Allegheny Interstate Line Co. 3.850%, 06/01/25 (144A)	2,255,000	2,397,325
Union Electric Co. 3.500%, 03/15/29	870,000	945,716
Virginia Electric & Power Co.
2.750%, 03/15/23	1,525,000	1,556,855
3.500%, 03/15/27	1,119,000	1,197,394
4.000%, 01/15/43	1,000,000	1,105,723
4.000%, 11/15/46	1,555,000	1,737,619
Vistra Energy Corp. 5.875%, 06/01/23	2,375,000	2,426,062
Vistra Operations Co. LLC 4.300%, 07/15/29 (144A)	1,920,000	1,970,399
Wisconsin Power & Light Co. 3.000%, 07/01/29	203,000	211,739

		87,492,370

BHFTII-16

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electronics—0.1%
Agilent Technologies, Inc.
2.750%, 09/15/29	295,000	$291,826
3.050%, 09/22/26	2,163,000	2,209,369
3.875%, 07/15/23	172,000	180,776
Amphenol Corp. 4.350%, 06/01/29	110,000	122,011
Honeywell International, Inc. 3.812%, 11/21/47	395,000	454,628
Tyco Electronics Group S.A.
3.125%, 08/15/27	494,000	508,380
3.450%, 08/01/24	101,000	105,480

		3,872,470

Energy-Alternate Sources—0.0%
Rio Energy S.A. / UGEN S.A. / UENSA S.A. 6.875%, 02/01/25	310,000	144,153

Engineering & Construction—0.0%
Aeropuertos Dominicanos Siglo S.A. 6.750%, 03/30/29 (144A)	279,000	293,090
IHS Netherlands Holdco B.V.
7.125%, 03/18/25 (144A)	332,000	337,461
8.000%, 09/18/27 (144A)	470,000	480,081

		1,110,632

Entertainment—0.0%
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125%, 10/01/29 (144A)	636,000	666,464

Environmental Control—0.2%
Republic Services, Inc.
2.900%, 07/01/26	750,000	771,801
3.950%, 05/15/28	1,540,000	1,704,345
4.750%, 05/15/23	1,484,000	1,607,467
Waste Management, Inc.
3.125%, 03/01/25	280,000	293,394
4.000%, 07/15/39	1,699,000	1,930,839
4.150%, 07/15/49	965,000	1,128,098

		7,435,944

Food—0.1%
BRF GmbH 4.350%, 09/29/26 (144A)	582,000	575,458
Grupo Bimbo S.A.B. de C.V. 4.000%, 09/06/49 (144A)	534,000	504,737
Marfrig Holdings Europe B.V. 8.000%, 06/08/23 (144A)	512,000	531,845
Tyson Foods, Inc.
3.550%, 06/02/27	912,000	966,565
4.000%, 03/01/26	227,000	246,125
4.350%, 03/01/29	60,000	68,031
4.550%, 06/02/47	150,000	168,330
5.100%, 09/28/48	130,000	157,830

		3,218,921

Forest Products & Paper—0.2%
Celulosa Arauco y Constitucion S.A. 4.250%, 04/30/29 (144A)	325,000	337,597
Eldorado Intl. Finance GmbH 8.625%, 06/16/21 (144A)	609,000	634,128
Georgia-Pacific LLC
3.600%, 03/01/25 (144A)	228,000	241,882
3.734%, 07/15/23 (144A)	1,071,000	1,125,051
5.400%, 11/01/20 (144A)	935,000	967,160
7.375%, 12/01/25	160,000	202,887
7.750%, 11/15/29	350,000	501,992
8.875%, 05/15/31	189,000	301,584
International Paper Co. 6.000%, 11/15/41	985,000	1,202,699
Klabin Finance S.A. 4.875%, 09/19/27 (144A)	1,024,000	1,040,650
Suzano Austria GmbH
5.000%, 01/15/30	200,000	200,540
6.000%, 01/15/29	440,000	478,280
7.000%, 03/16/47 (144A)	514,000	585,960

		7,820,410

Gas—0.1%
Atmos Energy Corp. 3.375%, 09/15/49	545,000	555,867
Dominion Energy Gas Holdings LLC
4.600%, 12/15/44	760,000	898,181
4.800%, 11/01/43	265,000	316,699

		1,770,747

Healthcare-Products—0.4%
Abbott Laboratories
3.400%, 11/30/23	312,000	327,994
3.750%, 11/30/26	3,796,000	4,136,293
Becton Dickinson & Co.
2.675%, 12/15/19	800,000	800,234
3.300%, 03/01/23	20,000	20,381
Covidien International Finance S.A. 2.950%, 06/15/23	870,000	898,519
Medtronic, Inc. 4.375%, 03/15/35	2,240,000	2,696,975
Thermo Fisher Scientific, Inc.
2.600%, 10/01/29	1,680,000	1,673,920
2.950%, 09/19/26	4,030,000	4,151,710

		14,706,026

Healthcare-Services—1.1%
Aetna, Inc.
4.125%, 11/15/42	427,000	428,563
4.500%, 05/15/42	869,000	920,373
4.750%, 03/15/44	455,000	496,004
Anthem, Inc.
2.875%, 09/15/29	170,000	168,099
3.350%, 12/01/24	34,000	35,356
3.500%, 08/15/24	80,000	83,856

BHFTII-17

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Anthem, Inc.
3.650%, 12/01/27	55,000	$57,881
4.101%, 03/01/28	278,000	300,321
Baylor Scott & White Holdings 4.185%, 11/15/45	775,000	913,834
CHRISTUS Health 4.341%, 07/01/28	842,000	952,977
Cigna Holding Co. 3.250%, 04/15/25	902,000	929,369
CommonSpirit Health
3.347%, 10/01/29	881,000	890,964
4.187%, 10/01/49	582,000	599,679
4.350%, 11/01/42	550,000	589,870
Dignity Health
2.637%, 11/01/19	760,000	760,017
3.812%, 11/01/24	470,000	497,129
HCA, Inc.
4.125%, 06/15/29	2,500,000	2,617,657
4.500%, 02/15/27	226,000	242,357
4.750%, 05/01/23	1,419,000	1,520,067
5.000%, 03/15/24	1,281,000	1,398,923
5.250%, 04/15/25	3,487,000	3,878,827
5.250%, 06/15/26	241,000	268,401
Laboratory Corp. of America Holdings 2.625%, 02/01/20	1,583,000	1,584,093
Montefiore Obligated Group 5.246%, 11/01/48	980,000	1,148,296
Ochsner Clinic Foundation 5.897%, 05/15/45	411,000	569,753
PeaceHealth Obligated Group 4.787%, 11/15/48	131,000	168,156
SSM Health Care Corp. 3.688%, 06/01/23	953,000	1,001,120
Sutter Health 3.695%, 08/15/28	925,000	1,005,458
Tenet Healthcare Corp.
4.625%, 09/01/24 (144A)	1,583,000	1,628,400
4.875%, 01/01/26 (144A)	1,753,000	1,799,016
UnitedHealth Group, Inc.
2.875%, 08/15/29	106,000	108,128
3.100%, 03/15/26	441,000	460,121
3.500%, 02/15/24	36,000	37,883
3.500%, 08/15/39	1,169,000	1,217,611
3.700%, 12/15/25	847,000	910,527
3.750%, 07/15/25	4,171,000	4,488,462
3.750%, 10/15/47	804,000	860,000
3.850%, 06/15/28	968,000	1,059,846
4.250%, 06/15/48	50,000	57,297
4.450%, 12/15/48	255,000	302,426
4.625%, 11/15/41	596,000	705,553
4.750%, 07/15/45	253,000	307,204
5.950%, 02/15/41	58,000	78,557

		38,048,431

Holding Companies-Diversified—0.0%
Grupo KUO S.A.B. de C.V. 5.750%, 07/07/27 (144A)	1,068,000	1,076,021

Home Builders—0.2%
Beazer Homes USA, Inc. 7.250%, 10/15/29 (144A)	1,030,000	1,046,737
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.250%, 09/15/27 (144A)	659,000	662,295
Forestar Group, Inc. 8.000%, 04/15/24 (144A)	2,190,000	2,365,200
KB Home 8.000%, 03/15/20	2,298,000	2,353,612
Toll Brothers Finance Corp.
3.800%, 11/01/29	1,416,000	1,393,882
4.375%, 04/15/23	500,000	523,750

		8,345,476

Household Durables—0.0%
William Lyon Homes, Inc. 6.000%, 09/01/23	900,000	936,000

Household Products/Wares—0.0%
Clorox Co. (The) 3.100%, 10/01/27	240,000	250,387

Insurance—0.6%
Ambac Assurance Corp. 5.100%, 06/07/20 (144A)	162,922	236,644
Ambac LSNI LLC 7.104%, 3M LIBOR + 5.000%, 02/12/23 (144A) (b)	987,774	997,651
Aon Corp.
3.750%, 05/02/29	1,820,000	1,942,515
4.500%, 12/15/28	2,285,000	2,579,565
Aon plc 4.750%, 05/15/45	325,000	381,933
AXA Equitable Holdings, Inc.
3.900%, 04/20/23	260,000	271,880
5.000%, 04/20/48	365,000	393,684
Berkshire Hathaway Finance Corp.
4.200%, 08/15/48	170,000	199,209
4.250%, 01/15/49	260,000	308,204
Hartford Financial Services Group, Inc. (The) 4.300%, 04/15/43	325,000	361,036
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24	2,605,000	2,747,623
4.050%, 10/15/23	680,000	723,859
4.200%, 03/01/48	1,219,000	1,375,314
4.375%, 03/15/29	1,278,000	1,446,044
Principal Financial Group, Inc. 3.700%, 05/15/29	595,000	641,321
Travelers Cos., Inc. (The)
4.000%, 05/30/47	4,000	4,584
4.100%, 03/04/49	39,000	45,571
4.600%, 08/01/43	795,000	977,657
6.250%, 06/15/37	15,000	21,245

BHFTII-18

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Trinity Acquisition plc 4.400%, 03/15/26	515,000	$559,101
Willis North America, Inc.
3.600%, 05/15/24	2,645,000	2,748,841
3.875%, 09/15/49	90,000	87,809

		19,051,290

Internet—0.2%
Alibaba Group Holding, Ltd. 3.600%, 11/28/24	1,400,000	1,473,203
Amazon.com, Inc. 3.875%, 08/22/37	1,625,000	1,867,073
Baidu, Inc. 4.375%, 05/14/24	915,000	975,004
Expedia Group, Inc.
3.250%, 02/15/30 (144A)	1,770,000	1,765,419
3.800%, 02/15/28	160,000	167,477

		6,248,176

Iron/Steel—0.1%
ArcelorMittal
3.600%, 07/16/24	163,000	164,678
4.550%, 03/11/26	550,000	575,448
6.125%, 06/01/25	13,000	14,630
Evraz plc 5.250%, 04/02/24 (144A)	285,000	302,567
Novolipetsk Steel Via Steel Funding DAC 4.700%, 05/30/26 (144A)	513,000	550,037
Nucor Corp. 5.200%, 08/01/43	356,000	444,470
Steel Dynamics, Inc. 5.125%, 10/01/21	1,086,000	1,089,866
Usiminas International Sarl 5.875%, 07/18/26 (144A)	241,000	243,338
Vale Overseas, Ltd. 4.375%, 01/11/22 (f)	409,000	422,292

		3,807,326

Machinery-Diversified—0.0%
CNH Industrial NV 3.850%, 11/15/27	200,000	206,145

Media—1.3%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.579%, 07/23/20	1,140,000	1,150,201
4.200%, 03/15/28	705,000	742,185
4.500%, 02/01/24	1,408,000	1,512,791
4.908%, 07/23/25	1,350,000	1,483,620
5.050%, 03/30/29	222,000	248,423
5.375%, 05/01/47	170,000	184,993
5.750%, 04/01/48	375,000	427,344
6.384%, 10/23/35	2,066,000	2,502,637
6.484%, 10/23/45	3,325,000	4,051,498
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/27 (144A)	70,000	72,929

Media—(Continued)
Comcast Corp.
2.350%, 01/15/27	46,000	45,786
3.000%, 02/01/24	95,000	98,529
3.150%, 03/01/26	1,937,000	2,028,825
3.150%, 02/15/28	594,000	619,295
3.200%, 07/15/36	4,712,000	4,832,593
3.300%, 10/01/20	4,085,000	4,140,571
3.300%, 02/01/27	50,000	52,835
3.400%, 07/15/46	1,502,000	1,540,437
3.969%, 11/01/47	208,000	229,592
3.999%, 11/01/49	120,000	133,370
4.000%, 03/01/48	13,000	14,405
4.150%, 10/15/28	605,000	678,824
4.200%, 08/15/34	313,000	358,326
4.250%, 10/15/30	215,000	244,715
4.250%, 01/15/33	153,000	176,174
4.400%, 08/15/35	600,000	700,333
4.600%, 10/15/38	25,000	29,957
4.700%, 10/15/48	522,000	639,768
4.750%, 03/01/44	18,000	21,991
6.500%, 11/15/35	119,000	166,700
COX Communications, Inc.
3.150%, 08/15/24 (144A)	3,255,000	3,333,808
3.350%, 09/15/26 (144A)	251,000	259,298
Discovery Communications LLC
3.950%, 06/15/25	35,000	36,867
4.950%, 05/15/42	240,000	251,781
5.000%, 09/20/37	427,000	459,328
5.200%, 09/20/47	480,000	523,949
Fox Corp. 4.030%, 01/25/24 (144A)	590,000	627,672
NBCUniversal Media LLC
4.450%, 01/15/43	1,109,000	1,290,274
5.950%, 04/01/41	920,000	1,269,930
Sirius XM Radio, Inc. 4.625%, 07/15/24 (144A)	388,000	402,290
Time Warner Cable LLC
4.125%, 02/15/21	580,000	590,432
4.500%, 09/15/42	161,000	158,326
5.000%, 02/01/20	1,055,000	1,063,531
5.500%, 09/01/41	588,000	633,694
Viacom, Inc.
4.375%, 03/15/43	160,000	164,865
6.875%, 04/30/36	660,000	847,289
Walt Disney Co. (The)
4.750%, 09/15/44 (144A)	140,000	181,535
5.400%, 10/01/43 (144A)	71,000	99,200
6.200%, 12/15/34 (144A)	232,000	330,146
6.400%, 12/15/35 (144A)	948,000	1,367,306
6.650%, 11/15/37 (144A)	396,000	596,912
Warner Media LLC 7.625%, 04/15/31	500,000	678,805

		44,296,885

BHFTII-19

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—0.2%
Anglo American Capital plc
3.625%, 09/11/24 (144A)	2,075,000	$2,139,122
4.750%, 04/10/27 (144A)	1,100,000	1,186,455
Barrick Gold Corp. 5.250%, 04/01/42	468,000	572,184
Barrick PD Australia Finance Pty, Ltd.
5.950%, 10/15/39	82,000	105,743
BHP Billiton Finance USA, Ltd.
4.125%, 02/24/42	254,000	292,677
5.000%, 09/30/43	291,000	375,630
Industrias Penoles S.A.B. de C.V. 4.150%, 09/12/29 (144A)	507,000	508,901
Minera Mexico S.A. de C.V. 4.500%, 01/26/50 (144A)	860,000	847,100
Newmont Goldcorp Corp. 2.800%, 10/01/29	735,000	725,422
Teck Resources, Ltd.
6.125%, 10/01/35	93,000	105,381
6.250%, 07/15/41	40,000	44,479

		6,903,094

Miscellaneous Manufacturing—0.1%
3M Co. 2.375%, 08/26/29	780,000	773,976
2.875%, 10/15/27	172,000	178,535
3.000%, 08/07/25	840,000	881,163
3.375%, 03/01/29	360,000	387,099
General Electric Co.
4.125%, 10/09/42	119,000	120,123
5.875%, 01/14/38	282,000	338,773
6.875%, 01/10/39	67,000	88,679
Textron, Inc.
3.650%, 03/15/27	640,000	667,928
3.900%, 09/17/29	1,357,000	1,455,088

		4,891,364

Oil & Gas—1.9%
BP Capital Markets America, Inc.
3.119%, 05/04/26	670,000	699,402
3.790%, 02/06/24	1,110,000	1,181,089
3.796%, 09/21/25	1,624,000	1,754,825
3.937%, 09/21/28	98,000	108,654
BP Capital Markets plc 3.279%, 09/19/27	47,000	49,478
Chevron Corp.
2.355%, 12/05/22	20,000	20,273
2.895%, 03/03/24	469,000	486,957
3.191%, 06/24/23	36,000	37,566
Cimarex Energy Co.
3.900%, 05/15/27	825,000	840,148
4.375%, 06/01/24	661,000	694,625
Citgo Holding, Inc. 9.250%, 08/01/24 (144A)	122,000	129,625
Concho Resources, Inc. 3.750%, 10/01/27	850,000	883,637

Oil & Gas—(Continued)
Continental Resources, Inc. 3.800%, 06/01/24	1,235,000	1,258,657
Devon Energy Corp. 5.850%, 12/15/25 (f)	1,200,000	1,426,498
Diamondback Energy, Inc.
4.750%, 11/01/24	910,000	931,612
5.375%, 05/31/25 (f)	3,161,000	3,298,693
Ecopetrol S.A. 7.375%, 09/18/43	463,000	618,688
Endeavor Energy Resources L.P. / EER Finance, Inc.
5.500%, 01/30/26 (144A)	593,000	616,720
EOG Resources, Inc.
3.900%, 04/01/35	130,000	144,836
4.150%, 01/15/26	262,000	289,809
Exxon Mobil Corp.
1.902%, 08/16/22	69,000	69,343
2.222%, 03/01/21	4,000	4,021
2.275%, 08/16/26	1,493,000	1,504,403
2.709%, 03/06/25	1,565,000	1,617,640
2.995%, 08/16/39	10,000	10,036
3.095%, 08/16/49	1,206,000	1,213,736
3.567%, 03/06/45	80,000	86,943
Frontera Energy Corp. 9.700%, 06/25/23 (144A)	358,000	379,480
Gran Tierra Energy, Inc. 7.750%, 05/23/27 (144A)	412,000	387,280
Great Western Petroleum LLC / Great Western Finance Corp. 9.000%, 09/30/21 (144A)	961,000	836,070
Hess Corp. 6.000%, 01/15/40	345,000	399,857
Marathon Petroleum Corp.
4.750%, 12/15/23	646,000	701,104
4.750%, 09/15/44	80,000	86,028
5.125%, 12/15/26	54,000	60,707
5.850%, 12/15/45	360,000	409,782
Northern Oil and Gas, Inc. 8.500%, 1.000%, PIK, 05/15/23 (h)	245,723	253,095
Occidental Petroleum Corp.
Zero Coupon, 10/10/36	5,428,000	2,685,050
2.600%, 08/13/21	1,889,000	1,901,235
2.700%, 08/15/22	4,182,000	4,218,596
2.700%, 02/15/23	780,000	784,195
2.900%, 08/15/24	265,000	267,012
3.500%, 06/15/25	226,000	232,439
3.500%, 08/15/29	930,000	944,269
4.200%, 03/15/48	125,000	123,986
4.400%, 04/15/46	499,000	507,736
6.450%, 09/15/36	74,000	91,586
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350%, 12/01/21 (144A)	275,854	273,098
Odebrecht Offshore Drilling Finance, Ltd.
6.720%, 12/01/22 (144A)	330,072	322,649
7.720%, PIK, 12/01/26 (144A) (h)	12,765	3,340
Petrobras Global Finance B.V.
7.250%, 03/17/44	1,852,000	2,216,844
8.750%, 05/23/26 (f)	693,000	887,386

BHFTII-20

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Petroleos Mexicanos
5.350%, 02/12/28	1,529,000	$1,461,158
5.788%, 3M LIBOR + 3.650%, 03/11/22 (b)	239,000	247,604
6.375%, 02/04/21	1,277,000	1,332,869
6.490%, 01/23/27 (144A)	252,000	262,685
6.500%, 03/13/27	9,927,000	10,334,007
6.875%, 08/04/26	1,143,000	1,228,725
7.690%, 01/23/50 (144A) (f)	2,518,000	2,625,770
Puma International Financing S.A. 5.000%, 01/24/26 (144A)	501,000	472,166
Shell International Finance B.V.
3.250%, 05/11/25	723,000	766,003
3.625%, 08/21/42	629,000	675,988
4.125%, 05/11/35	1,812,000	2,088,824
4.550%, 08/12/43	207,000	253,736
6.375%, 12/15/38	269,000	392,887
Suncor Energy, Inc.
3.600%, 12/01/24	565,000	595,677
4.000%, 11/15/47	199,000	213,876
6.500%, 06/15/38	45,000	62,109
6.800%, 05/15/38	370,000	517,286
Total Capital Canada, Ltd. 2.750%, 07/15/23	40,000	41,110
Total Capital International S.A.
2.434%, 01/10/25	480,000	484,812
2.750%, 06/19/21	70,000	70,939
2.875%, 02/17/22	80,000	81,806
3.700%, 01/15/24	4,000	4,266
3.750%, 04/10/24	20,000	21,426
Transocean, Inc. 9.000%, 07/15/23 (144A)	434,000	450,275
Valero Energy Corp. 3.400%, 09/15/26	1,595,000	1,635,536

		65,272,278

Oil & Gas Services—0.0%
Halliburton Co.
4.750%, 08/01/43	37,000	39,944
7.450%, 09/15/39	19,000	27,075
Odebrecht Oil & Gas Finance, Ltd. Zero Coupon, 10/31/19 (144A)	63,301	554

		67,573

Pharmaceuticals—1.3%
AbbVie, Inc.
3.600%, 05/14/25	380,000	395,148
4.500%, 05/14/35	3,036,000	3,272,781
4.700%, 05/14/45	21,000	22,435
Allergan Funding SCS
3.800%, 03/15/25	2,892,000	3,028,647
4.550%, 03/15/35	1,447,000	1,537,087
Bayer U.S. Finance II LLC
2.850%, 04/15/25 (144A)	1,900,000	1,830,509
3.375%, 07/15/24 (144A)	159,000	162,615

Pharmaceuticals—(Continued)
Bayer U.S. Finance LLC 3.875%, 12/15/23 (144A)	1,000,000	1,044,700
Bristol-Myers Squibb Co.
3.200%, 06/15/26 (144A)	4,270,000	4,476,793
3.400%, 07/26/29 (144A)	400,000	427,686
4.125%, 06/15/39 (144A)	5,000	5,669
Cigna Corp.
4.375%, 10/15/28	1,990,000	2,181,573
4.800%, 08/15/38	15,000	16,854
CVS Health Corp.
2.875%, 06/01/26	165,000	165,202
4.100%, 03/25/25	1,690,000	1,804,575
4.780%, 03/25/38	114,000	125,674
4.875%, 07/20/35	165,000	184,522
5.050%, 03/25/48	244,000	277,485
5.125%, 07/20/45	3,650,000	4,159,158
Eli Lilly & Co. 4.150%, 03/15/59	810,000	953,864
Express Scripts Holding Co.
3.900%, 02/15/22	695,000	720,898
GlaxoSmithKline Capital plc 3.375%, 06/01/29	1,375,000	1,476,084
GlaxoSmithKline Capital, Inc. 3.875%, 05/15/28	725,000	800,449
Johnson & Johnson 2.450%, 03/01/26	295,000	300,307
Merck & Co., Inc.
3.600%, 09/15/42	245,000	270,964
3.700%, 02/10/45	358,000	405,310
3.900%, 03/07/39	27,000	31,393
Mylan, Inc.
5.200%, 04/15/48	409,000	433,233
5.400%, 11/29/43	257,000	269,764
Novartis Capital Corp.
3.000%, 11/20/25	526,000	553,721
3.100%, 05/17/27	646,000	686,617
3.400%, 05/06/24	968,000	1,028,914
4.400%, 05/06/44	170,000	209,927
Pfizer, Inc.
4.100%, 09/15/38	138,000	158,023
4.200%, 09/15/48	2,000	2,360
4.300%, 06/15/43	62,000	72,822
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/23	352,000	359,065
3.200%, 09/23/26	2,431,000	2,508,756
Takeda Pharmaceutical Co., Ltd.
4.400%, 11/26/23 (144A)	650,000	700,095
5.000%, 11/26/28 (144A)	2,515,000	2,945,150
Teva Pharmaceutical Finance IV LLC 2.250%, 03/18/20	1,018,000	1,004,003
Wyeth LLC
5.950%, 04/01/37	1,665,000	2,267,416
6.450%, 02/01/24	275,000	324,255
6.500%, 02/01/34	75,000	104,654

		43,707,157

BHFTII-21

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—2.3%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp.
5.200%, 12/01/47	30,000	$32,523
5.500%, 10/15/19	2,260,000	2,262,378
Cheniere Corpus Christi Holdings LLC 7.000%, 06/30/24	2,156,000	2,476,705
Enbridge, Inc.
2.900%, 07/15/22 (f)	565,000	575,725
3.700%, 07/15/27 (f)	1,004,000	1,060,977
5.500%, 3M LIBOR + 3.418%, 07/15/77 (b) (f)	1,510,000	1,520,060
Energy Transfer Operating L.P.
4.200%, 04/15/27	120,000	126,229
4.500%, 04/15/24	3,000	3,197
5.150%, 03/15/45	78,000	81,794
5.500%, 06/01/27	947,000	1,069,592
5.875%, 01/15/24	969,000	1,077,379
6.125%, 12/15/45	411,000	481,921
6.500%, 02/01/42	2,270,000	2,722,252
Enterprise Products Operating LLC
3.750%, 02/15/25	178,000	189,381
3.900%, 02/15/24	128,000	136,170
4.450%, 02/15/43	1,508,000	1,649,709
4.800%, 02/01/49	1,000	1,160
4.850%, 03/15/44	103,000	118,323
4.900%, 05/15/46	25,000	29,004
5.100%, 02/15/45	677,000	797,530
6.125%, 10/15/39	52,000	67,562
6.650%, 10/15/34	45,000	62,079
6.875%, 03/01/33	439,000	602,842
Kinder Morgan Energy Partners L.P.
4.250%, 09/01/24	220,000	236,011
5.000%, 03/01/43	190,000	208,695
5.800%, 03/15/35	515,000	604,993
6.375%, 03/01/41	131,000	160,700
6.500%, 02/01/37	910,000	1,130,704
6.950%, 01/15/38	211,000	275,569
Kinder Morgan, Inc.
3.050%, 12/01/19	2,040,000	2,041,137
3.150%, 01/15/23	2,546,000	2,608,941
4.300%, 03/01/28	1,707,000	1,855,194
5.050%, 02/15/46	1,711,000	1,900,737
MPLX L.P.
3.002%, 3M LIBOR + 0.900%, 09/09/21 (b)	1,872,000	1,878,215
3.202%, 3M LIBOR + 1.100%, 09/09/22 (b)	3,206,000	3,216,115
4.000%, 02/15/25	155,000	163,788
4.125%, 03/01/27	3,808,000	4,018,069
4.250%, 12/01/27 (144A)	4,547,000	4,822,396
4.875%, 12/01/24	2,384,000	2,617,271
5.250%, 01/15/25 (144A)	100,000	105,550
NGPL PipeCo LLC 4.375%, 08/15/22 (144A)	315,000	326,542
Northwest Pipeline LLC 4.000%, 04/01/27	2,735,000	2,885,795
Plains All American Pipeline L.P. / PAA Finance Corp. 3.650%, 06/01/22	55,000	56,421
Sabine Pass Liquefaction LLC
5.000%, 03/15/27	440,000	486,047

Pipelines—(Continued)
Sabine Pass Liquefaction LLC
5.625%, 04/15/23	1,860,000	2,021,173
5.625%, 03/01/25	3,414,000	3,836,693
5.750%, 05/15/24	3,380,000	3,767,748
5.875%, 06/30/26	671,000	769,238
6.250%, 03/15/22	981,000	1,057,026
Spectra Energy Partners L.P.
3.375%, 10/15/26	19,000	19,668
4.500%, 03/15/45	1,615,000	1,757,583
Sunoco Logistics Partners Operations L.P.
4.650%, 02/15/22	248,000	259,990
5.300%, 04/01/44	15,000	15,794
5.350%, 05/15/45	665,000	713,008
5.400%, 10/01/47	555,000	605,481
Texas Eastern Transmission L.P.
3.500%, 01/15/28 (144A)	1,218,000	1,266,798
4.150%, 01/15/48 (144A)	611,000	643,816
TransCanada PipeLines, Ltd.
4.250%, 05/15/28	775,000	856,903
4.625%, 03/01/34	102,000	115,814
4.875%, 01/15/26	2,605,000	2,924,722
5.850%, 03/15/36	265,000	326,857
6.100%, 06/01/40	1,096,000	1,417,753
Transcontinental Gas Pipe Line Co. LLC
4.000%, 03/15/28	1,315,000	1,406,510
4.600%, 03/15/48	340,000	376,735
7.850%, 02/01/26	880,000	1,114,190
Western Midstream Operating L.P.
4.000%, 07/01/22	710,000	718,602
4.650%, 07/01/26	391,000	386,399
Williams Cos., Inc. (The)
3.750%, 06/15/27	845,000	874,109
4.550%, 06/24/24	611,000	657,878
5.750%, 06/24/44	590,000	681,211
7.500%, 01/15/31	360,000	473,434

		77,808,515

Real Estate—0.0%
Five Point Operating Co. L.P. / Five Point Capital Corp. 7.875%, 11/15/25 (144A)	777,000	788,655

Real Estate Investment Trusts—0.4%
American Tower Corp.
2.250%, 01/15/22	170,000	170,192
2.750%, 01/15/27	565,000	564,085
2.950%, 01/15/25	90,000	91,951
3.000%, 06/15/23	280,000	286,427
3.300%, 02/15/21	35,000	35,497
3.375%, 05/15/24	664,000	690,785
3.375%, 10/15/26	382,000	397,729
3.800%, 08/15/29	875,000	934,121
3.950%, 03/15/29	519,000	559,281
4.000%, 06/01/25	390,000	417,135
4.400%, 02/15/26	11,000	12,067
4.700%, 03/15/22	10,000	10,593
5.000%, 02/15/24	50,000	55,250

BHFTII-22

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
CC Holdings GS V LLC / Crown Castle GS III Corp. 3.849%, 04/15/23	654,000	$686,874
Crown Castle International Corp.
2.250%, 09/01/21	38,000	38,030
3.100%, 11/15/29	2,015,000	2,033,785
3.150%, 07/15/23	10,000	10,269
3.200%, 09/01/24	2,930,000	3,019,518
3.400%, 02/15/21	13,000	13,178
3.650%, 09/01/27	500,000	529,701
3.700%, 06/15/26	1,430,000	1,515,332
3.800%, 02/15/28	5,000	5,319
4.300%, 02/15/29	56,000	61,844
4.875%, 04/15/22	56,000	59,533
5.250%, 01/15/23	288,000	314,236
GLP Capital L.P. / GLP Financing II, Inc.
3.350%, 09/01/24	524,000	526,987
4.375%, 04/15/21	25,000	25,549
Realty Income Corp.
3.000%, 01/15/27	90,000	92,753
4.125%, 10/15/26	770,000	848,269
Trust F/1401 4.869%, 01/15/30 (144A)	433,000	444,907

		14,451,197

Retail — 0.7%
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 (144A)	2,435,000	2,531,814
Dollar General Corp.
3.875%, 04/15/27	179,000	191,887
4.125%, 05/01/28	52,000	56,873
Home Depot, Inc. (The)
2.800%, 09/14/27	322,000	336,939
2.950%, 06/15/29	594,000	623,522
3.500%, 09/15/56	358,000	380,420
3.900%, 12/06/28	383,000	430,534
3.900%, 06/15/47	64,000	73,324
4.200%, 04/01/43	130,000	152,771
4.250%, 04/01/46	294,000	351,755
5.400%, 09/15/40	423,000	563,181
5.875%, 12/16/36	416,000	575,585
5.950%, 04/01/41	147,000	210,526
Lowe’s Cos., Inc.
4.050%, 05/03/47	115,000	122,836
4.375%, 09/15/45	1,325,000	1,461,475
McDonald’s Corp.
3.625%, 05/01/43	285,000	290,062
3.625%, 09/01/49	2,665,000	2,696,359
3.700%, 01/30/26	1,185,000	1,272,164
3.700%, 02/15/42	469,000	482,281
4.450%, 03/01/47	286,000	328,612
4.450%, 09/01/48	250,000	289,189
4.700%, 12/09/35	15,000	17,830
4.875%, 12/09/45	100,000	121,145
6.300%, 03/01/38	92,000	125,808

Retail—(Continued)
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26	4,450,000	4,600,457
4.800%, 11/18/44	74,000	78,231
Walmart, Inc.
3.250%, 07/08/29	1,456,000	1,573,619
3.550%, 06/26/25	1,170,000	1,263,254
3.700%, 06/26/28	470,000	521,370
3.950%, 06/28/38	1,219,000	1,421,895
4.000%, 04/11/43	625,000	733,764

		23,879,482

Semiconductors—1.0%
Analog Devices, Inc.
3.500%, 12/05/26	335,000	350,832
3.900%, 12/15/25	248,000	266,742
Applied Materials, Inc.
3.300%, 04/01/27	1,816,000	1,932,731
4.350%, 04/01/47 (f)	1,275,000	1,556,905
5.100%, 10/01/35	594,000	753,193
5.850%, 06/15/41	245,000	337,046
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.375%, 01/15/20	1,782,000	1,781,892
3.875%, 01/15/27	3,067,000	3,082,854
Broadcom, Inc. 4.250%, 04/15/26 (144A)	2,865,000	2,959,878
Intel Corp.
4.100%, 05/19/46	11,000	12,805
4.800%, 10/01/41	645,000	807,722
KLA Corp.
4.100%, 03/15/29	1,163,000	1,283,570
5.000%, 03/15/49	775,000	954,213
Lam Research Corp.
2.750%, 03/15/20	1,335,000	1,337,072
3.750%, 03/15/26	1,325,000	1,414,281
4.875%, 03/15/49	720,000	880,816
NVIDIA Corp. 3.200%, 09/16/26	2,905,000	3,054,811
NXP B.V. / NXP Funding LLC
3.875%, 06/18/26 (144A)	189,000	198,746
4.125%, 06/01/21 (144A)	3,362,000	3,449,396
4.300%, 06/18/29 (144A)	884,000	945,514
4.625%, 06/01/23 (144A)	2,290,000	2,439,753
5.550%, 12/01/28 (144A)	21,000	24,360
QUALCOMM, Inc.
4.300%, 05/20/47	581,000	649,971
4.650%, 05/20/35	514,000	605,808
4.800%, 05/20/45	42,000	50,178
Texas Instruments, Inc.
2.250%, 05/01/23	550,000	556,029
2.250%, 09/04/29	740,000	728,579
2.900%, 11/03/27	20,000	21,006
3.875%, 03/15/39	10,000	11,575
4.150%, 05/15/48	390,000	478,290

		32,926,568

BHFTII-23

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—0.9%
Autodesk, Inc. 3.500%, 06/15/27	2,630,000	$2,720,170
Fidelity National Information Services, Inc.
3.000%, 08/15/26	3,493,000	3,598,267
4.500%, 08/15/46	15,000	17,462
4.750%, 05/15/48	1,035,000	1,261,026
Fiserv, Inc.
3.200%, 07/01/26	3,953,000	4,095,285
3.500%, 07/01/29	1,002,000	1,054,429
3.850%, 06/01/25	440,000	470,419
4.200%, 10/01/28	1,816,000	2,008,112
Microsoft Corp.
3.450%, 08/08/36	3,180,000	3,514,995
3.500%, 02/12/35	1,779,000	1,967,047
3.700%, 08/08/46	3,328,000	3,814,252
4.100%, 02/06/37	60,000	71,164
Oracle Corp.
2.500%, 10/15/22	235,000	238,622
2.650%, 07/15/26	2,213,000	2,258,828
3.400%, 07/08/24	362,000	382,049
3.800%, 11/15/37	234,000	256,959
3.850%, 07/15/36	7,000	7,727
3.900%, 05/15/35	1,403,000	1,558,565
4.000%, 07/15/46	1,526,000	1,706,031
4.125%, 05/15/45	41,000	46,447
4.300%, 07/08/34	41,000	47,709
5.375%, 07/15/40	460,000	598,529

		31,694,094

Telecommunications—1.8%
AT&T, Inc.
Zero Coupon, 11/27/22 (144A)	4,000,000	3,702,768
3.200%, 03/01/22	21,000	21,513
3.400%, 06/15/22	97,000	99,993
3.600%, 07/15/25	820,000	863,513
3.800%, 03/15/22	2,000	2,076
3.800%, 02/15/27	18,000	19,073
4.100%, 02/15/28	4,000	4,332
4.300%, 02/15/30	6,037,000	6,644,041
4.300%, 12/15/42	88,000	91,884
4.350%, 03/01/29	17,000	18,787
4.350%, 06/15/45	2,531,000	2,670,175
4.500%, 05/15/35	1,501,000	1,647,625
4.750%, 05/15/46	27,000	29,961
4.800%, 06/15/44	829,000	919,357
4.850%, 07/15/45	1,234,000	1,377,667
5.150%, 03/15/42	475,000	546,362
5.150%, 11/15/46	256,000	296,962
5.350%, 09/01/40	243,000	284,872
5.450%, 03/01/47	97,000	117,192
6.000%, 08/15/40	1,698,000	2,114,894
6.350%, 03/15/40	2,000	2,542
6.375%, 03/01/41	146,000	188,118
C&W Senior Financing DAC 6.875%, 09/15/27 (144A)	878,000	909,828

Telecommunications—(Continued)
Cisco Systems, Inc. 2.950%, 02/28/26	82,000	86,455
Connect Finco SARL / Connect U.S. Finco LLC 6.750%, 10/01/26 (144A)	607,000	618,381
Corning, Inc.
3.700%, 11/15/23	215,000	224,925
4.375%, 11/15/57	410,000	422,511
Deutsche Telekom International Finance B.V.
3.600%, 01/19/27 (144A)	350,000	369,640
4.375%, 06/21/28 (144A)	151,000	168,913
Digicel Group Two, Ltd. 8.250%, 09/30/22 (144A)	831,329	170,422
Digicel, Ltd. 6.000%, 04/15/21 (144A)	502,000	353,915
Empresa Nacional de Telecomunicaciones S.A. 4.750%, 08/01/26 (144A)	311,000	327,711
Intelsat Jackson Holdings S.A.
5.500%, 08/01/23	498,000	464,584
8.500%, 10/15/24 (144A) (f)	414,000	416,977
Millicom International Cellular S.A. 6.625%, 10/15/26 (144A)	300,000	326,250
Motorola Solutions, Inc. 4.600%, 05/23/29	2,320,000	2,528,837
Oi S.A. 10.000%, 4.000%, PIK, 07/27/25 (h)	1,029,000	941,864
Saudi Telecom Co. 3.890%, 05/13/29 (144A)	416,000	446,576
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	1,838,500	1,845,394
Verizon Communications, Inc.
2.700%, 3M LIBOR + 0.550%, 05/22/20 (b) (f)	2,420,000	2,426,514
4.125%, 03/16/27	9,935,000	10,965,113
4.125%, 08/15/46	225,000	250,845
4.272%, 01/15/36	5,386,000	6,065,960
4.400%, 11/01/34	499,000	568,807
4.500%, 08/10/33	2,566,000	2,985,974
4.812%, 03/15/39	878,000	1,052,894
5.250%, 03/16/37	557,000	692,281
6.550%, 09/15/43	20,000	29,474
Vodafone Group plc
3.750%, 01/16/24	749,000	789,710
4.125%, 05/30/25	671,000	725,697
4.375%, 05/30/28	146,000	161,281
4.375%, 02/19/43	351,000	362,815
5.000%, 05/30/38	30,000	34,219
5.125%, 06/19/59	21,000	24,067
5.250%, 05/30/48 (f)	1,871,000	2,168,939
6.150%, 02/27/37	82,000	104,044

		61,695,524

Transportation—0.7%
Burlington Northern Santa Fe LLC
3.000%, 03/15/23	406,000	418,507
4.050%, 06/15/48	270,000	309,952
4.150%, 04/01/45	707,000	813,910

BHFTII-24

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
Burlington Northern Santa Fe LLC
4.400%, 03/15/42	26,000	$30,399
4.550%, 09/01/44	630,000	756,795
4.950%, 09/15/41	58,000	71,990
5.050%, 03/01/41	399,000	499,319
5.150%, 09/01/43	160,000	204,897
5.750%, 05/01/40	683,000	919,324
6.150%, 05/01/37	238,000	335,034
CSX Corp.
3.350%, 09/15/49	698,000	682,416
3.800%, 11/01/46	50,000	52,496
3.950%, 05/01/50	90,000	96,404
4.250%, 03/15/29	475,000	536,581
4.250%, 11/01/66	635,000	674,088
4.300%, 03/01/48	788,000	885,074
4.500%, 03/15/49	10,000	11,599
4.750%, 11/15/48	610,000	735,989
6.150%, 05/01/37	220,000	289,462
FedEx Corp.
3.875%, 08/01/42	1,284,000	1,241,757
3.900%, 02/01/35	550,000	564,166
MV24 Capital B.V. 6.748%, 06/01/34 (144A) (f)	267,000	275,424
Norfolk Southern Corp.
2.900%, 06/15/26	1,290,000	1,330,869
3.650%, 08/01/25	1,125,000	1,202,591
3.942%, 11/01/47	33,000	35,972
3.950%, 10/01/42	125,000	135,426
4.050%, 08/15/52	630,000	696,337
4.100%, 05/15/49	434,000	487,386
4.450%, 06/15/45	33,000	38,108
Rumo Luxembourg S.a.r.l. 5.875%, 01/18/25 (144A)	679,000	715,503
Ryder System, Inc.
2.800%, 03/01/22	17,000	17,216
3.400%, 03/01/23	640,000	661,239
3.450%, 11/15/21	120,000	122,825
Union Pacific Corp.
2.750%, 03/01/26	1,262,000	1,282,156
3.150%, 03/01/24	1,025,000	1,064,531
3.375%, 02/01/35	588,000	608,705
3.550%, 08/15/39	67,000	70,186
3.600%, 09/15/37	1,363,000	1,440,973
3.799%, 10/01/51	218,000	234,518
3.875%, 02/01/55	976,000	1,022,075
3.950%, 08/15/59	26,000	27,717
4.500%, 09/10/48	103,000	122,538
4.750%, 09/15/41	780,000	917,833
Union Pacific Railroad Co. Pass-Through Trust 3.227%, 05/14/26	706,286	737,848
United Parcel Service, Inc.
2.350%, 05/16/22	7,000	7,082
2.500%, 09/01/29	1,037,000	1,033,302
3.400%, 03/15/29	941,000	1,006,743
4.250%, 03/15/49	82,000	95,609

		25,520,871

Trucking & Leasing—0.1%
GATX Corp. 2.600%, 03/30/20	1,747,000	1,748,644
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
3.400%, 11/15/26 (144A)	367,000	375,159
4.200%, 04/01/27 (144A)	949,000	1,010,041

		3,133,844

Total Corporate Bonds & Notes (Cost $1,152,497,014)		1,209,011,674

Asset-Backed Securities—11.6%

Asset-Backed - Home Equity—0.9%
ACE Securities Corp. Home Equity Loan Trust
Zero Coupon, 08/15/30	614,343	479,623
2.148%, 1M LIBOR + 0.130%, 05/25/37 (b)	1,149,242	317,492
Bayview Financial Revolving Asset Trust
3.044%, 1M LIBOR + 1.000%, 05/28/39 (144A) (b)	6,650,045	5,661,849
3.044%, 1M LIBOR + 1.000%, 12/28/40 (144A) (b)	425,075	412,788
Bear Stearns Asset-Backed Securities Trust
2.368%, 1M LIBOR + 0.350%, 04/25/37 (b)	2,531,386	2,218,722
3.218%, 1M LIBOR + 1.200%, 01/25/36 (b)	54,273	54,184
3.743%, 1M LIBOR + 1.725%, 08/25/34 (b)	87,445	87,990
Citigroup Mortgage Loan Trust
2.218%, 1M LIBOR + 0.200%, 05/25/37 (b)	2,532,581	1,848,635
2.288%, 1M LIBOR + 0.270%, 05/25/37 (b)	1,150,409	847,251
Countrywide Asset-Backed Certificates 2.338%, 1M LIBOR + 0.320%, 10/25/36 (b)	1,015,768	977,458
Countrywide Home Equity Loan Trust 6.155%, 06/25/35	342,006	373,776
Home Equity Mortgage Loan Asset-Backed Trust 4.043%, 1M LIBOR + 2.025%, 07/25/34 (b)	248,009	249,278
Home Equity Mortgage Trust 5.867%, 07/25/36 (i)	684,445	203,705
Home Loan Mortgage Loan Trust 2.748%, 1M LIBOR + 0.720%, 04/15/36 (b)	760,254	705,065
Irwin Home Equity Loan Trust 6.530%, 09/25/37 (144A) (i)	189,917	188,461
MASTR Asset-Backed Securities Trust
2.278%, 1M LIBOR + 0.260%, 06/25/36 (144A) (b)	575,325	510,589
2.298%, 1M LIBOR + 0.280%, 05/25/37 (b)	621,846	542,537
MCM Capital LLC
Zero Coupon, 05/28/58 (144A)	2,695,822	377,415
4.000%, 05/28/58 (144A)	1,073,042	1,069,602
Morgan Stanley ABS Capital I, Inc. Trust 2.148%, 1M LIBOR + 0.130%, 11/25/36 (b)	4,607,655	2,778,431
Nationstar Home Equity Loan Trust 2.198%, 1M LIBOR + 0.180%, 06/25/37 (b)	70,585	70,385
Option One Mortgage Loan Trust
2.228%, 1M LIBOR + 0.210%, 03/25/37 (b)	930,000	642,992
5.820%, 03/25/37 (i)	4,180,986	4,277,018
5.866%, 01/25/37 (i)	2,230,105	2,217,563
Securitized Asset Backed Receivables LLC Trust 2.208%, 1M LIBOR + 0.190%, 11/25/36 (144A) (b)	991,398	579,750
Security National Mortgage Loan Trust 2.368%, 1M LIBOR + 0.350%, 04/25/37 (144A) (b)	242,547	239,925

BHFTII-25

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
WaMu Asset-Backed Certificates WaMu Trust
2.268%, 1M LIBOR + 0.250%, 04/25/37 (b)	3,171,489	$1,668,692
2.378%, 1M LIBOR + 0.360%, 04/25/37 (b)	336,971	180,853
Yale Mortgage Loan Trust 2.418%, 1M LIBOR + 0.400%, 06/25/37 (144A) (b)	880,163	366,858

		30,148,887

Asset-Backed - Manufactured Housing—0.4%
Bank of America Manufactured Housing Contract Trust
7.070%, 02/10/22 (b)	470,000	357,295
7.576%, 12/10/25 (b)	4,000,000	2,329,855
BCMSC Trust
7.575%, 06/15/30 (b)	1,270,292	419,777
7.830%, 06/15/30 (b)	1,178,847	402,672
8.290%, 06/15/30 (b)	850,435	307,559
Conseco Finance Corp.
6.280%, 09/01/30	385,933	407,702
6.830%, 04/01/30 (b)	138,915	127,983
6.980%, 09/01/30 (b)	1,023,201	915,496
7.500%, 03/01/30 (b)	447,715	302,527
7.860%, 03/01/30 (b)	418,065	292,449
Conseco Finance Securitizations Corp.
7.960%, 05/01/31	946,521	514,337
7.970%, 05/01/32	2,289,348	927,736
8.060%, 09/01/29 (b)	651,555	280,050
8.200%, 05/01/31	1,729,550	966,777
Credit Suisse First Boston Mortgage Securities Corp. 8.100%, 09/25/31 (b)	720,000	769,489
Credit-Based Asset Servicing & Securitization LLC 6.250%, 10/25/36 (144A) (i)	344,000	354,887
Greenpoint Manufactured Housing
8.290%, 12/15/29 (b)	440,000	469,167
9.230%, 12/15/29 (b)	506,403	430,251
Lehman ABS Manufactured Housing Contract Trust 6.630%, 04/15/40 (b)	2,200,420	2,329,834
Oakwood Mortgage Investors, Inc.
6.930%, 09/15/31 (b)	244,570	202,346
7.620%, 06/15/32 (b)	805,070	688,946
Origen Manufactured Housing Contract Trust
3.228%, 1M LIBOR + 1.200%, 10/15/37 (144A) (b)	741,767	725,015
7.820%, 03/15/32 (b)	339,199	342,718

		14,864,868

Asset-Backed - Other—9.9%
ACIS CLO, Ltd. 3.673%, 3M LIBOR + 1.420%, 05/01/26 (144A) (b)	484,944	485,550
Ajax Mortgage Loan Trust
Zero Coupon, 02/26/57 (144A)	903,055	252,856
Zero Coupon, 06/25/57 (144A)	1,454,163	1,463,732
Zero Coupon, 08/25/57 (144A)	1,108,811	947,248
Zero Coupon, 12/25/57 (144A) (b)	1,696,926	763,617
Zero Coupon, 04/25/58 (144A)	789,389	457,845
Zero Coupon, 06/25/58 (144A) (b)	590,985	177,177
Zero Coupon, 08/25/58 (144A) (b)	818,885	458,575
Zero Coupon, 11/25/58 (144A)	1,606,555	769,986

Asset-Backed - Other—(Continued)
Ajax Mortgage Loan Trust
1.000%, 09/25/59 (144A)	1,450,000	657,548
3.000%, 09/25/59 (i) (144A)	6,020,000	5,999,992
3.750%, 08/25/57 (144A) (b)	4,064,301	4,060,240
3.750%, 12/25/57 (144A)	3,311,849	3,407,289
3.750%, 08/25/58 (144A) (b)	3,189,202	3,142,620
3.850%, 04/25/58 (144A)	2,993,751	3,053,280
3.950%, 10/25/58 (144A) (b)	1,753,457	1,765,000
4.375%, 06/25/57 (144A) (b)	4,062,078	4,177,972
4.375%, 06/25/58 (144A) (b)	1,335,780	1,350,126
4.375%, 11/25/58 (144A) (b)	4,603,181	4,745,947
4.875%, 09/25/59 (i) (144A)	570,000	566,493
5.250%, 06/25/57 (144A) (b)	567,000	591,029
5.250%, 08/25/57 (144A) (b)	440,000	431,392
5.250%, 06/25/58 (144A) (b)	230,000	239,356
5.250%, 11/25/58 (144A) (b)	667,953	695,126
Allegro CLO, Ltd.
3.358%, 3M LIBOR + 1.080%, 10/21/28 (144A) (b)	1,370,000	1,369,300
3.453%, 3M LIBOR + 1.150%, 01/15/30 (144A) (b)	1,550,000	1,550,563
3.562%, 3M LIBOR + 1.240%, 10/16/30 (144A) (b)	400,000	399,999
4.003%, 3M LIBOR + 1.700%, 01/15/30 (144A) (b)	600,000	599,392
ALM, Ltd.
2.604%, 3M LIBOR + 1.250%, 10/18/27 (144A) (b)	900,000	896,372
3.210%, 3M LIBOR + 0.910%, 10/18/27 (144A) (b)	1,450,000	1,450,294
3.212%, 3M LIBOR + 0.890%, 04/16/27 (144A) (b)	330,812	330,644
3.703%, 3M LIBOR + 1.400%, 07/15/26 (144A) (b)	1,055,000	1,046,632
3.713%, 3M LIBOR + 1.410%, 10/15/28 (144A) (b)	790,000	789,746
3.793%, 3M LIBOR + 1.490%, 10/15/28 (144A) (b)	2,310,000	2,309,600
3.803%, 3M LIBOR + 1.500%, 07/15/27 (144A) (b)	1,810,000	1,806,688
3.972%, 3M LIBOR + 1.650%, 04/16/27 (144A) (b)	1,385,000	1,377,902
4.203%, 3M LIBOR + 1.900%, 07/15/27 (144A) (b)	720,000	718,550
AMMC CLO, Ltd.
3.381%, 3M LIBOR + 1.200%, 11/10/30 (144A) (b)	500,000	498,448
3.903%, 3M LIBOR + 1.600%, 04/14/29 (144A) (b)	250,000	247,504
Anchorage Capital CLO, Ltd.
3.553%, 3M LIBOR + 1.250%, 10/13/30 (144A) (b)	835,000	833,278
3.573%, 3M LIBOR + 1.270%, 07/15/30 (144A) (b)	710,000	709,228
3.603%, 3M LIBOR + 1.300%, 10/15/27 (144A) (b)	1,130,000	1,121,509
3.753%, 3M LIBOR + 1.450%, 01/15/30 (144A) (b)	2,410,000	2,382,796
3.756%, 3M LIBOR + 1.500%, 01/28/31 (144A) (b)	1,270,000	1,246,826
3.856%, 3M LIBOR + 1.600%, 07/28/28 (144A) (b)	1,050,000	1,047,540
4.003%, 3M LIBOR + 1.700%, 10/15/27 (144A) (b)	250,000	247,800
4.106%, 3M LIBOR + 1.850%, 01/28/31 (144A) (b)	1,390,000	1,338,381
4.153%, 3M LIBOR + 1.850%, 01/15/30 (144A) (b)	1,010,000	987,452
4.453%, 3M LIBOR + 2.150%, 10/13/30 (144A) (b)	590,000	576,839
Apidos CLO 3.283%, 3M LIBOR + 0.980%, 01/19/25 (144A) (b)	56,837	56,828
Arbor Realty Collateralized Loan Obligation, Ltd. 3.018%, 1M LIBOR + 0.990%, 12/15/27 (144A) (b)	1,200,000	1,199,629
Arbor Realty Commercial Real Estate Notes, Ltd. 3.018%, 1M LIBOR + 0.990%, 08/15/27 (144A) (b)	570,000	569,824
Ares CLO, Ltd. 3.473%, 3M LIBOR + 1.170%, 10/15/30 (144A) (b)	390,000	389,326
Atrium 3.928%, 3M LIBOR + 1.650%, 04/22/27 (144A) (b)	1,119,000	1,106,300

BHFTII-26

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Avery Point CLO, Ltd.
3.283%, 3M LIBOR + 0.980%, 07/17/26 (144A) (b)	881,048	$881,734
3.376%, 3M LIBOR + 1.100%, 04/25/26 (144A) (b)	4,535,738	4,536,010
3.443%, 3M LIBOR + 1.140%, 01/15/28 (144A) (b)	1,740,000	1,740,586
B2R Mortgage Trust 3.336%, 11/15/48 (144A)	156,496	156,624
Babson CLO, Ltd.
3.468%, 3M LIBOR + 1.190%, 10/20/30 (144A) (b)	870,000	868,073
3.678%, 3M LIBOR + 1.400%, 01/20/31 (144A) (b)	250,000	245,211
Battalion CLO, Ltd. 3.533%, 3M LIBOR + 1.250%, 01/24/29 (144A) (b)	5,660,000	5,665,903
BDS, Ltd. 3.425%, 1M LIBOR + 1.400%, 12/15/35 (144A) (b)	1,270,000	1,271,984
Benefit Street Partners CLO, Ltd.
3.080%, 3M LIBOR + 0.780%, 07/18/27 (144A) (b)	820,000	819,985
3.368%, 3M LIBOR + 1.090%, 04/20/31 (144A) (b)	440,000	436,748
3.378%, 3M LIBOR + 1.100%, 01/20/31 (144A) (b)	2,000,000	1,991,420
3.540%, 3M LIBOR + 1.240%, 10/18/29 (144A) (b)	3,800,000	3,807,155
BlueMountain CLO, Ltd.
3.458%, 3M LIBOR + 1.180%, 10/22/30 (144A) (b)	760,000	759,696
3.508%, 3M LIBOR + 1.230%, 01/20/29 (144A) (b)	1,570,000	1,572,769
Bowman Park CLO, Ltd. 3.328%, 3M LIBOR + 1.180%, 11/23/25 (144A) (b)	749,660	750,476
C-BASS Trust 2.178%, 1M LIBOR + 0.160%, 10/25/36 (b)	256,387	195,817
Carlyle Global Market Strategies CLO, Ltd.
3.190%, 3M LIBOR + 0.890%, 01/18/29 (144A) (b)	510,000	506,450
3.273%, 3M LIBOR + 0.970%, 04/17/31 (144A) (b)	970,000	959,815
3.306%, 3M LIBOR + 1.050%, 07/27/31 (144A) (b)	4,100,000	4,074,186
3.856%, 3M LIBOR + 1.600%, 07/28/28 (144A) (b)	640,000	639,987
Carlyle U.S. CLO, Ltd. 3.483%, 3M LIBOR + 1.180%, 01/15/30 (144A) (b)	1,550,000	1,549,902
Carrington Mortgage Loan Trust
2.138%, 1M LIBOR + 0.120%, 10/25/36 (b)	434,952	337,081
2.178%, 1M LIBOR + 0.160%, 10/25/36 (b)	556,004	492,319
2.238%, 1M LIBOR + 0.220%, 10/25/36 (b)	730,000	612,071
2.258%, 1M LIBOR + 0.240%, 08/25/36 (b)	4,800,000	3,748,892
CBAM, Ltd.
3.528%, 3M LIBOR + 1.250%, 07/20/30 (144A) (b)	2,000,000	2,003,226
4.053%, 3M LIBOR + 1.750%, 10/17/29 (144A) (b)	1,020,000	1,018,965
CDO Repack SPC, Ltd. Zero Coupon, 05/20/30 (144A)	550,000	585,217
Cedar Funding CLO, Ltd.
3.258%, 3M LIBOR + 0.980%, 04/20/31 (144A) (b)	380,000	377,741
3.332%, 3M LIBOR + 1.230%, 06/09/30 (144A) (b)	434,000	434,587
3.368%, 3M LIBOR + 1.090%, 10/20/28 (144A) (b)	3,680,000	3,680,195
3.403%, 3M LIBOR + 1.100%, 07/17/31 (144A) (b)	770,000	766,319
3.553%, 3M LIBOR + 1.250%, 10/17/30 (144A) (b)	5,150,000	5,151,674
Cent CLO, Ltd. 3.373%, 3M LIBOR + 1.070%, 10/15/26 (144A) (b)	1,130,000	1,129,435
Chase Funding Trust 6.333%, 04/25/32 (i)	260,980	265,399
CIFC Funding, Ltd.
3.300%, 3M LIBOR + 1.000%, 04/18/31 (144A) (b)	589,000	583,207
4.072%, 3M LIBOR + 1.750%, 07/16/30 (144A) (b)	250,000	249,286

Asset-Backed - Other—(Continued)
Citicorp Residential Mortgage Trust 5.005%, 06/25/37 (i)	1,030,000	1,012,295
Citigroup Mortgage Loan Trust, Inc. 2.338%, 1M LIBOR + 0.320%, 11/25/36 (b)	990,000	878,131
Countrywide Asset-Backed Certificates
2.178%, 1M LIBOR + 0.160%, 12/25/35 (b)	1,615,794	1,598,604
2.238%, 1M LIBOR + 0.220%, 12/25/25 (b)	58,012	64,757
Countrywide Asset-Backed Certificates Trust
2.178%, 1M LIBOR + 0.160%, 09/25/46 (b)	103,002	101,623
4.522%, 05/25/36 (b)	320,377	325,312
4.724%, 04/25/36 (b)	1,243,873	1,237,049
Countrywide Revolving Home Equity Loan Resecuritization Trust
2.328%, 1M LIBOR + 0.300%, 12/15/33 (144A) (b)	502,624	458,778
Countrywide Revolving Home Equity Loan Trust
2.178%, 1M LIBOR + 0.150%, 11/15/36 (b)	652,467	553,750
2.208%, 1M LIBOR + 0.180%, 05/15/35 (b)	273,812	265,579
Credit-Based Asset Servicing & Securitization LLC 3.428%, 12/25/36 (i)	196,318	180,085
DCP Rights LLC 5.463%, 10/25/44 (144A)	6,588,552	6,961,155
Dorchester Park CLO DAC 3.728%, 3M LIBOR + 1.450%, 04/20/28 (144A) (b)	934,000	921,091
Dryden CLO, Ltd. 3.423%, 3M LIBOR + 1.120%, 01/15/31 (144A) (b)	6,020,000	6,006,214
Dryden Senior Loan Fund
3.203%, 3M LIBOR + 0.900%, 10/15/27 (144A) (b)	1,630,000	1,628,957
3.358%, 3M LIBOR + 1.200%, 08/15/30 (144A) (b)	2,205,000	2,203,858
4.153%, 3M LIBOR + 1.850%, 10/15/27 (144A) (b)	660,000	650,790
Elm CLO, Ltd.
3.473%, 3M LIBOR + 1.170%, 01/17/29 (144A) (b)	4,180,000	4,184,088
4.053%, 3M LIBOR + 1.750%, 01/17/29 (144A) (b)	490,000	488,869
Finance of America Structured Securities Trust 6.000%, 09/25/28 (144A) (b)	596,000	591,768
First Franklin Mortgage Loan Trust
2.158%, 1M LIBOR + 0.140%, 12/25/36 (b)	5,067,128	2,892,030
2.168%, 1M LIBOR + 0.150%, 12/25/36 (b)	2,883,905	2,527,015
2.228%, 1M LIBOR + 0.210%, 12/25/36 (b)	9,321,299	5,402,948
Flatiron CLO, Ltd. 3.193%, 3M LIBOR + 0.890%, 04/15/27 (144A) (b)	918,487	918,502
Fremont Home Loan Trust 2.158%, 1M LIBOR + 0.140%, 02/25/37 (b)	2,335,984	1,771,472
Galaxy CLO, Ltd.
3.563%, 3M LIBOR + 1.280%, 04/24/29 (144A) (b)	606,000	607,170
3.838%, 3M LIBOR + 1.680%, 11/15/26 (144A) (b)	430,000	424,244
GE-WMC Asset-Backed Pass-Through Certificates 2.268%, 1M LIBOR + 0.250%, 12/25/35 (b)	151,721	150,800
Highbridge Loan Management, Ltd. 3.287%, 3M LIBOR + 1.000%, 02/05/31 (144A) (b)	1,390,000	1,375,904
Home Equity Mortgage Loan Asset-Backed Trust 2.218%, 1M LIBOR + 0.200%, 07/25/37 (b)	1,098,256	747,153
HPS Loan Management, Ltd. 3.282%, 3M LIBOR + 1.140%, 01/20/28 (144A) (b)	1,020,000	1,019,998
ICG U.S. CLO, Ltd. 3.443%, 3M LIBOR + 1.140%, 10/19/28 (144A) (b)	1,315,000	1,314,658
Invitation Homes Trust 4.025%, 1M LIBOR + 2.000%, 07/17/37 (144A) (b)	712,107	713,247

BHFTII-27

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
KKR CLO, Ltd. 3.528%, 3M LIBOR + 1.250%, 01/20/29 (144A) (b)	802,000	$802,182
Knollwood CDO, Ltd. 5.503%, 3M LIBOR + 3.200%, 01/10/39 (144A) (b)	939,406	94
LCM, Ltd.
3.318%, 3M LIBOR + 1.040%, 10/20/27 (144A) (b)	1,010,000	1,010,000
3.348%, 3M LIBOR + 1.070%, 01/20/31 (144A) (b)	2,590,000	2,576,273
Legacy Mortgage Asset Trust
3.375%, 02/25/59 (144A) (b)	2,337,498	2,279,061
4.000%, 12/28/54 (144A)	2,620,428	2,623,232
Lehman ABS Mortgage Loan Trust 2.108%, 1M LIBOR + 0.090%, 06/25/37 (144A) (b)	194,839	140,502
Litigation Fee Residual Funding LLC 4.000%, 10/30/27 (144A) (j)	1,960,449	1,953,275
LoanCore Issuer, Ltd. 3.158%, 1M LIBOR + 1.130%, 05/15/28 (144A) (b)	2,210,000	2,210,718
Long Beach Mortgage Loan Trust
2.128%, 1M LIBOR + 0.110%, 10/25/36 (b)	541,657	227,445
2.168%, 1M LIBOR + 0.150%, 06/25/36 (b)	599,410	323,185
2.178%, 1M LIBOR + 0.160%, 05/25/36 (b)	3,499,095	1,500,541
2.178%, 1M LIBOR + 0.160%, 10/25/36 (b)	2,152,326	915,141
2.178%, 1M LIBOR + 0.160%, 11/25/36 (b)	2,579,871	1,219,679
2.198%, 1M LIBOR + 0.180%, 03/25/46 (b)	1,127,291	911,385
2.238%, 1M LIBOR + 0.220%, 11/25/36 (b)	759,135	363,714
2.278%, 1M LIBOR + 0.260%, 05/25/36 (b)	2,429,925	1,076,873
Madison Park Funding, Ltd.
3.253%, 3M LIBOR + 0.950%, 04/19/30 (144A) (b)	1,330,000	1,327,207
3.456%, 3M LIBOR + 1.200%, 07/29/30 (144A) (b)	2,030,000	2,030,371
3.468%, 3M LIBOR + 1.190%, 10/21/30 (144A) (b)	5,000,000	4,997,500
3.498%, 3M LIBOR + 1.220%, 01/20/29 (144A) (b)	2,260,000	2,260,786
3.528%, 3M LIBOR + 1.250%, 01/22/28 (144A) (b)	1,320,000	1,319,980
Marathon CRE Issuer, Ltd. 3.178%, 1M LIBOR + 1.150%, 06/15/28 (144A) (b)	510,000	510,319
Marble Point CLO, Ltd. 3.480%, 3M LIBOR + 1.180%, 12/18/30 (144A) (b)	580,000	577,680
Mariner Finance Issuance Trust
2.960%, 07/20/32 (144A)	3,470,000	3,512,012
3.510%, 07/20/32 (144A)	560,000	564,437
4.010%, 07/20/32 (144A)	490,000	494,198
Merrill Lynch First Franklin Mortgage Loan Trust 2.258%, 1M LIBOR + 0.240%, 05/25/37 (b)	10,332,783	7,751,925
Mill City Solar Loan, Ltd. 3.690%, 07/20/43 (144A)	2,038,504	2,064,872
Mountain Hawk II CLO, Ltd. 3.878%, 3M LIBOR + 1.600%, 07/20/24 (144A) (b)	1,138,000	1,137,515
MP CLO, Ltd. 3.528%, 3M LIBOR + 1.250%, 10/20/30 (144A) (b)	1,010,000	1,009,110
Neuberger Berman Loan Advisers CLO, Ltd. 3.470%, 3M LIBOR + 1.170%, 10/18/30 (144A) (b)	1,770,000	1,769,096
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.418%, 1M LIBOR + 0.400%, 10/25/36 (144A) (b)	296,447	276,193
OCP CLO, Ltd.
3.087%, 3M LIBOR + 0.820%, 10/26/27 (144A) (b)	270,000	269,770
3.347%, 3M LIBOR + 1.080%, 04/26/31 (144A) (b)	160,000	158,889
3.420%, 3M LIBOR + 1.120%, 10/18/28 (144A) (b)	2,366,000	2,365,763
3.563%, 3M LIBOR + 1.260%, 07/15/30 (144A) (b)	3,270,000	3,273,528
4.086%, 3M LIBOR + 1.950%, 11/20/30 (144A) (b)	250,000	241,091

Asset-Backed - Other—(Continued)
Octagon Investment Partners, Ltd.
3.276%, 3M LIBOR + 1.000%, 01/25/31 (144A) (b)	3,420,000	3,394,042
3.282%, 3M LIBOR + 0.960%, 04/16/31 (144A) (b)	2,210,000	2,190,514
3.323%, 3M LIBOR + 1.020%, 07/17/30 (144A) (b)	3,370,000	3,343,977
3.468%, 3M LIBOR + 1.190%, 01/20/31 (144A) (b)	430,000	429,403
OFSI Fund, Ltd.
3.200%, 3M LIBOR + 0.900%, 10/18/26 (144A) (b)	516,366	516,407
3.433%, 3M LIBOR + 1.130%, 03/20/25 (144A) (b)	4,190,000	4,189,237
OHA Loan Funding, Ltd.
3.188%, 3M LIBOR + 1.040%, 05/23/31 (144A) (b)	5,670,000	5,640,992
3.568%, 3M LIBOR + 1.410%, 08/15/29 (144A) (b)	540,000	540,335
OneMain Financial Issuance Trust 3.140%, 10/14/36 (144A)	3,280,000	3,310,211
OZLM Funding, Ltd.
3.528%, 3M LIBOR + 1.250%, 10/22/30 (144A) (b)	10,705,000	10,685,988
5.278%, 3M LIBOR + 3.000%, 01/22/29 (144A) (b)	3,950,000	3,949,870
OZLM, Ltd.
3.523%, 3M LIBOR + 1.220%, 11/22/30 (144A) (b)	690,000	687,585
3.768%, 3M LIBOR + 1.490%, 01/20/29 (144A) (b)	1,950,000	1,952,757
4.003%, 3M LIBOR + 1.700%, 01/15/29 (144A) (b)	2,570,000	2,561,424
4.178%, 3M LIBOR + 1.900%, 01/20/31 (144A) (b)	320,000	306,118
4.378%, 3M LIBOR + 2.100%, 01/20/29 (144A) (b)	810,000	809,982
Palmer Square CLO, Ltd.
3.296%, 3M LIBOR + 1.030%, 04/18/31 (144A) (b)	1,040,000	1,031,784
3.372%, 3M LIBOR + 1.220%, 05/21/29 (144A) (b)	2,600,000	2,601,110
3.422%, 3M LIBOR + 1.100%, 07/16/31 (144A) (b)	1,240,000	1,229,205
3.433%, 3M LIBOR + 1.130%, 01/17/31 (144A) (b)	1,312,000	1,308,384
3.508%, 3M LIBOR + 1.350%, 08/15/26 (144A) (b)	945,000	936,743
3.802%, 3M LIBOR + 1.650%, 05/21/29 (144A) (b)	570,000	569,417
Parallel Ltd. 4.028%, 3M LIBOR + 1.750%, 07/20/27 (144A) (b)	350,000	344,635
Progress Residential Trust
2.768%, 08/17/34 (144A)	926,607	929,069
4.778%, 03/17/35 (144A)	120,000	121,789
6.643%, 11/12/32 (144A)	250,000	250,618
PRPM LLC 4.250%, 01/25/22 (144A) (i)	47,141	47,243
Race Point CLO, Ltd. 3.513%, 3M LIBOR + 1.210%, 10/15/30 (144A) (b)	1,170,000	1,168,915
Regatta VI Funding, Ltd. 3.358%, 3M LIBOR + 1.080%, 07/20/28 (144A) (b)	2,910,000	2,909,235
Riserva CLO, Ltd. 3.440%, 3M LIBOR + 1.140%, 10/18/28 (144A) (b)	1,110,000	1,110,385
Rockford Tower CLO, Ltd.
3.468%, 3M LIBOR + 1.190%, 10/20/30 (144A) (b)	2,590,000	2,585,203
3.673%, 3M LIBOR + 1.370%, 04/15/29 (144A) (b)	3,550,000	3,550,238
4.053%, 3M LIBOR + 1.750%, 10/15/29 (144A) (b)	1,590,000	1,585,834
4.103%, 3M LIBOR + 1.800%, 04/15/29 (144A) (b)	1,500,000	1,499,239
4.603%, 3M LIBOR + 2.300%, 10/15/29 (144A) (b)	310,000	309,993
RR 3, Ltd. 3.393%, 3M LIBOR + 1.090%, 01/15/30 (144A) (b)	560,000	556,518
RR 6, Ltd. 3.626%, 3M LIBOR + 1.250%, 04/15/30 (144A) (b)	2,360,000	2,357,182
SG Mortgage Securities Trust 2.228%, 1M LIBOR + 0.210%, 10/25/36 (b)	570,000	466,296

BHFTII-28

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Silver Creek CLO, Ltd. 3.518%, 3M LIBOR + 1.240%, 07/20/30 (144A) (b)	1,330,000	$1,329,546
Sound Point CLO II, Ltd. 3.337%, 3M LIBOR + 1.070%, 01/26/31 (144A) (b)	500,000	495,657
Sound Point CLO XIV, Ltd. 3.301%, 3M LIBOR + 1.150%, 01/23/29 (144A) (b)	2,140,000	2,139,987
Sound Point CLO, Ltd. 3.879%, 3M LIBOR + 1.400%, 04/15/32 (144A) (b)	4,840,000	4,843,577
Soundview Home Loan Trust 2.813%, 1M LIBOR + 0.795%, 01/25/35 (b)	20,350	19,977
Steele Creek CLO, Ltd. 3.553%, 3M LIBOR + 1.250%, 01/15/30 (144A) (b)	670,000	668,789
Symphony CLO, Ltd.
3.333%, 3M LIBOR + 1.030%, 10/15/25 (144A) (b)	6,673,377	6,677,407
3.409%, 3M LIBOR + 1.150%, 01/23/28 (144A) (b)	950,000	949,986
TCI-Flatiron CLO,Ltd. 3.324%, 3M LIBOR + 1.200%, 11/18/30 (144A) (b)	1,080,000	1,078,668
TIAA CLO, Ltd.
3.472%, 3M LIBOR + 1.150%, 01/16/31 (144A) (b)	571,000	568,930
3.558%, 3M LIBOR + 1.280%, 04/20/29 (144A) (b)	900,000	900,450
TICP CLO, Ltd. 4.003%, 3M LIBOR + 1.700%, 01/15/29 (144A) (b)	1,270,000	1,268,813
Towd Point Mortgage Trust
4.250%, 11/25/58 (144A) (b)	840,000	866,017
4.500%, 11/25/58 (144A) (b)	2,110,000	2,199,971
Tricon American Homes Trust
4.564%, 05/17/37 (144A)	260,000	275,216
4.960%, 05/17/37 (144A)	180,000	188,102
5.104%, 01/17/36 (144A)	340,000	353,619
Venture CLO, Ltd. 3.370%, 3M LIBOR + 1.070%, 07/18/31 (144A) (b)	420,000	416,202
Vericrest Opportunity Loan Trust 3.967%, 02/25/49 (144A) (i)	402,000	403,340
Vibrant CLO, Ltd. 3.828%, 3M LIBOR + 1.550%, 01/20/29 (144A) (b)	1,020,000	1,019,983
Voya CLO, Ltd. 3.433%, 3M LIBOR + 1.130%, 10/15/30 (144A) (b)	1,020,000	1,019,989
Washington Mutural Asset-Backed Certificates Trust
2.173%, 1M LIBOR + 0.155%, 10/25/36 (b)	864,048	692,361
2.198%, 1M LIBOR + 0.180%, 09/25/36 (b)	2,200,444	1,012,677
2.238%, 1M LIBOR + 0.220%, 02/25/37 (b)	2,163,703	902,488
Wellfleet CLO, Ltd. 3.598%, 3M LIBOR + 1.320%, 04/20/29 (144A) (b)	850,000	850,032
Westcott Park CLO, Ltd. 3.488%, 3M LIBOR + 1.210%, 07/20/28 (144A) (b)	1,370,000	1,371,278
York CLO, Ltd.
2.727%, 3M LIBOR + 1.630%, 01/20/30 (144A) (b)	800,000	801,766
3.528%, 3M LIBOR + 1.250%, 10/20/29 (144A) (b)	630,000	631,425
4.028%, 3M LIBOR + 1.750%, 10/20/29 (144A) (b)	850,000	849,136

		339,728,033

Asset-Backed - Student Loan—0.4%
Navient Private Education Loan Trust 3.778%, 1M LIBOR + 1.750%, 10/17/44 (144A) (b)	4,595,000	4,641,785
Scholar Funding Trust 2.694%, 1M LIBOR + 0.650%, 01/30/45 (144A) (b)	4,112,958	4,074,589

Asset-Backed - Student Loan—(Continued)
SLM Private Credit Student Loan Trust 2.449%, 3M LIBOR + 0.330%, 03/15/24 (b)	2,247,738	2,235,071
SMB Private Education Loan Trust 3.500%, 12/17/40 (144A)	1,340,000	1,375,665

		12,327,110

Total Asset-Backed Securities (Cost $393,260,915)		397,068,898

Mortgage-Backed Securities—5.5%

Collateralized Mortgage Obligations—1.8%
Alternative Loan Trust 6.000%, 04/25/37	135,396	94,755
American Home Mortgage Assets Trust
3.366%, 12M MTA + 0.920%, 11/25/46 (b)	286,336	140,705
3.422%, 12M MTA + 0.940%, 10/25/46 (b)	486,721	437,812
APS Resecuritization Trust
4.618%, 1M LIBOR + 2.600%, 04/27/47 (144A) (b)	514,725	522,222
4.868%, 1M LIBOR + 2.850%, 09/27/46 (144A) (b)	2,501,016	2,577,130
Ari Investments LLC 4.480%, 01/06/25 (j)	954,156	954,156
Banc of America Alternative Loan Trust 5.500%, 10/25/35	1,049,922	1,067,245
Bear Stearns Asset-Backed Securities Trust
6.250%, 12/25/35 (i)	1,977,422	1,964,018
6.250%, 02/25/36 (i)	2,731,056	2,538,477
Chase Mortgage Finance Trust 6.000%, 12/25/37	8,597,532	6,234,387
Countrywide Alternative Loan Trust
2.158%, 1M LIBOR + 0.140%, 04/25/47 (b)	759,027	723,331
2.208%, 1M LIBOR + 0.190%, 10/25/46 (b)	1,035,529	1,000,804
2.228%, 1M LIBOR + 0.210%, 07/25/46 (b)	1,326,479	1,297,698
2.234%, 1M LIBOR + 0.190%, 03/20/47 (b)	1,642,672	1,421,000
2.244%, 1M LIBOR + 0.200%, 07/20/46 (b)	2,663,854	2,202,357
2.248%, 1M LIBOR + 0.230%, 11/25/36 (b)	544,814	449,803
2.368%, 1M LIBOR + 0.350%, 06/25/35 (b)	1,500,758	1,301,741
2.618%, 1M LIBOR + 0.600%, 01/25/36 (b)	566,073	494,801
4.176%, 12M MTA + 1.730%, 11/25/46 (b)	2,962,004	2,624,010
5.500%, 04/25/37	828,521	652,035
6.000%, 05/25/37	2,885,444	2,018,774
Countrywide Home Loan Mortgage Pass-Through Trust 3.406%, 12M MTA + 0.960%, 04/25/46 (b)	3,895,106	1,883,931
Credit Suisse Mortgage Capital Certificates
2.505%, 1M LIBOR + 0.180%, 03/27/36 (144A) (b)	2,025,338	1,775,880
3.830%, 08/26/58 (144A)	1,553,263	1,571,007
6.500%, 10/27/37 (144A)	2,615,084	1,484,914
CSFB Mortgage-Backed Pass-Through Certificates 3.368%, 1M LIBOR + 1.350%, 11/25/35 (b)	446,724	135,151
Deutsche ALT-A Securities Mortgage Loan Trust 2.188%, 1M LIBOR + 0.170%, 08/25/47 (b)	479,556	337,604
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 2.640%, 1M LIBOR + 0.500%, 01/27/37 (144A) (b)	68,983	66,094
GreenPoint Mortgage Funding Trust 4.446%, 12M MTA + 2.000%, 03/25/36 (b)	196,224	196,040

BHFTII-29

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
GSR Mortgage Loan Trust 6.000%, 07/25/37	630,764	$555,892
IndyMac INDX Mortgage Loan Trust 3.721%, 09/25/37 (b)	857,807	615,555
JPMorgan Alternative Loan Trust
2.228%, 1M LIBOR + 0.210%, 03/25/37 (b)	1,183,518	1,138,620
4.173%, 05/25/37 (b)	289,835	264,386
JPMorgan Mortgage Trust 6.500%, 08/25/36	257,673	181,300
LSTAR Securities Investment Trust 3.589%, 1M LIBOR + 1.500%, 04/01/24 (144A) (b)	1,175,283	1,175,380
MASTR Resecuritization Trust 2.579%, 08/25/37 (144A) (b)	434,428	283,013
MCM Capital LLC
Zero Coupon, 10/25/28	5,190,051	1,148,558
4.000%, 10/25/28	3,051,977	3,064,506
Merrill Lynch Mortgage Investors Trust 4.533%, 05/25/36 (b)	1,236,657	1,128,211
Mortgage Loan Resecuritization Trust 2.440%, 1M LIBOR + 0.340%, 04/16/36 (144A) (b)	3,554,310	3,082,342
New Residential Mortgage Loan Trust
4.250%, 12/25/57 (144A) (b)	592,932	617,913
4.335%, 02/26/24 (144A) (i)	1,869,404	1,882,138
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.634%, 05/25/36 (i)	255,343	96,702
Seasoned Credit Risk Transfer Trust
Zero Coupon, 07/25/56 (144A) (k)	825,652	85,025
1.219%, 07/25/56 (144A) (b) (c)	1,098,847	136,640
4.750%, 07/25/56 (144A) (b)	540,000	545,800
4.750%, 05/25/57 (b)	150,000	152,837
5.324%, 05/25/57 (b)	167,944	93,048
Structured Adjustable Rate Mortgage Loan Trust 4.032%, 04/25/36 (b)	333,883	279,062
4.424%, 04/25/47 (b)	885,330	648,240
Structured Asset Mortgage Investments Trust 2.208%, 1M LIBOR + 0.190%, 06/25/36 (b)	1,351,990	1,315,653
2.228%, 1M LIBOR + 0.210%, 05/25/46 (b)	257,502	222,914
2.248%, 1M LIBOR + 0.230%, 02/25/36 (b)	1,729,846	1,706,716
Voyager OPTONE Delaware Trust 2.360%, 1M LIBOR + 0.000%, 02/25/38 (144A) (b) (c)	3,567,174	1,304,895

		59,893,228

Commercial Mortgage-Backed Securities—3.7%
AOA Mortgage Trust 3.110%, 12/13/29 (144A) (b)	460,000	462,927
AREIT Trust 2.878%, 1M LIBOR + 0.850%, 02/14/35 (144A) (b)	16,036	16,031
Ashford Hospitality Trust, Inc. 4.128%, 1M LIBOR + 2.100%, 04/15/35 (144A) (b)	332,000	332,828
Atrium Hotel Portfolio Trust 3.978%, 1M LIBOR + 1.950%, 12/15/36 (144A) (b)	1,540,000	1,541,912
5.078%, 1M LIBOR + 3.050%, 12/15/36 (144A) (b)	286,038	287,108
BAMLL Commercial Mortgage Securities Trust 3.428%, 1M LIBOR + 1.400%, 11/15/33 (144A) (b)	510,000	508,081

Commercial Mortgage-Backed Securities—(Continued)
BAMLL Commercial Mortgage Securities Trust
3.528%, 1M LIBOR + 1.500%, 11/15/32 (144A) (b)	300,000	299,967
3.716%, 04/14/33 (144A) (b)	250,000	252,389
3.727%, 08/14/34 (144A) (b)	2,470,000	2,409,293
4.028%, 1M LIBOR + 2.000%, 11/15/32 (144A) (b)	630,000	629,931
Banc of America Commercial Mortgage Trust 0.780%, 02/15/50 (b) (c)	4,070,000	175,197
1.437%, 02/15/50 (144A) (b) (c)	2,000,000	163,540
5.482%, 01/15/49 (b)	141,911	142,011
Bancorp Commercial Mortgage Trust (The) 2.878%, 1M LIBOR + 0.850%, 01/15/33 (144A) (b)	498,108	496,618
BANK 0.363%, 09/15/61 (b) (c)	8,619,000	290,174
0.842%, 09/15/61 (b) (c)	2,550,000	177,024
4.170%, 08/15/61 (b)	420,000	452,558
Barclays Commercial Mortgage Trust 1.508%, 05/15/52 (b) (c)	4,729,900	498,779
3.000%, 05/15/52 (144A)	285,000	266,729
4.178%, 05/15/52	364,000	392,255
Bayview Commercial Asset Trust 2.268%, 1M LIBOR + 0.250%, 10/25/36 (144A) (b)	206,627	197,801
2.318%, 1M LIBOR + 0.300%, 01/25/36 (144A) (b)	114,591	110,434
2.318%, 1M LIBOR + 0.300%, 10/25/36 (144A) (b)	210,252	201,713
2.378%, 1M LIBOR + 0.360%, 04/25/36 (144A) (b)	133,202	128,413
2.468%, 1M LIBOR + 0.450%, 01/25/36 (144A) (b)	85,307	82,331
3.518%, 1M LIBOR + 1.500%, 12/25/37 (144A) (b)	720,000	684,790
BB-UBS Trust 0.730%, 11/05/36 (144A) (b) (c)	85,480,000	2,546,526
4.160%, 11/05/36 (144A) (b)	330,000	332,350
BBCMS Mortgage Trust 2.750%, 1M LIBOR + 0.722%, 03/15/37 (144A) (b)	280,000	279,304
Bear Stearns Commercial Mortgage Securities Trust 5.513%, 01/12/45 (b)	213,405	212,876
Benchmark Mortgage Trust 1.215%, 03/15/52 (b) (c)	5,791,324	472,306
1.269%, 08/15/57 (b) (c)	15,014,000	1,294,809
2.952%, 08/15/57	422,000	437,745
BHMS Mortgage Trust 3.278%, 1M LIBOR + 1.250%, 07/15/35 (144A) (b)	780,000	779,995
BWAY Mortgage Trust 3.446%, 03/10/33 (144A)	1,495,000	1,544,798
3.454%, 03/10/33 (144A)	2,690,000	2,850,042
3.633%, 03/10/33 (144A)	600,000	621,349
BX Commercial Mortgage Trust 5.028%, 1M LIBOR + 3.000%, 11/15/35 (144A) (b)	3,478,785	3,486,407
BXP Trust 3.670%, 08/13/37 (144A) (b)	760,000	769,781
CCRESG Commercial Mortgage Trust 5.671%, 04/10/29 (144A) (b)	230,000	235,175
CD Commercial Mortgage Trust 3.514%, 05/10/50 (b)	10,000	10,768
CD Mortgage Trust 3.631%, 02/10/50	350,000	379,225
5.648%, 10/15/48	298,185	306,675
CFCRE Commercial Mortgage Trust 0.889%, 05/10/58 (b) (c)	2,370,000	105,171

BHFTII-30

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
CFK Trust 4.790%, 01/15/39 (144A) (b)	728,000	$827,359
CGDBB Commercial Mortgage Trust 2.818%, 1M LIBOR + 0.790%, 07/15/32 (144A) (b)	1,490,000	1,489,998
3.628%, 1M LIBOR + 1.600%, 07/15/32 (144A) (b)	1,110,000	1,110,001
4.178%, 1M LIBOR + 2.150%, 07/15/32 (144A) (b)	1,680,000	1,680,001
CHC Commercial Mortgage Trust 3.528%, 1M LIBOR + 1.500%, 06/15/34 (144A) (b)	1,698,000	1,700,126
Citigroup Commercial Mortgage Trust 3.878%, 1M LIBOR + 1.850%, 07/15/27 (144A) (b)	760,000	760,934
4.888%, 05/10/36 (144A)	1,107,000	1,146,791
4.995%, 04/15/49 (b)	40,000	43,867
CLNS Trust 5.550%, 1M LIBOR + 3.500%, 06/11/32 (144A) (b)	291,000	291,181
Commercial Mortgage Pass-Through Certificates Mortgage Trust 0.168%, 02/10/35 (144A) (b) (c)	60,958,000	311,495
1.187%, 03/10/46 (b) (c)	24,291,991	637,060
3.183%, 02/10/48	513,000	536,045
3.285%, 10/10/36 (144A) (b)	270,000	273,721
3.550%, 07/15/47	550,000	576,680
3.696%, 08/10/48	320,000	343,775
3.796%, 08/10/47	540,000	577,966
3.807%, 05/10/48 (144A) (b)	2,470,000	2,472,707
3.977%, 05/10/47	1,394,000	1,496,751
4.006%, 04/10/47	400,000	428,845
4.051%, 04/10/47	1,896,000	2,035,789
4.236%, 02/10/47 (b)	320,000	345,200
4.443%, 07/10/48 (b)	1,600,000	1,694,161
4.579%, 12/10/47 (b)	420,000	446,493
4.695%, 08/10/48 (b)	1,256,000	1,326,428
5.906%, 06/10/44 (144A) (b)	153,813	156,429
Core Industrial Trust 3.040%, 02/10/34 (144A)	351,008	358,464
3.077%, 02/10/34 (144A)	1,975,068	2,018,684
3.977%, 02/10/34 (144A) (b)	2,360,000	2,370,346
Credit Suisse First Boston Mortgage Securities Corp. 4.952%, 07/15/37 (b)	427	427
Credit Suisse Mortgage Capital Certificates Trust 2.978%, 1M LIBOR + 0.950%, 12/15/30 (144A) (b)	280,000	279,650
CSAIL Commercial Mortgage Trust 0.219%, 11/15/50 (b) (c)	3,940,000	65,275
0.560%, 09/15/52 (b) (c)	4,150,000	206,516
1.370%, 09/15/52 (b) (c)	10,520,000	1,107,447
1.733%, 06/15/52 (b) (c)	11,785,754	1,445,467
2.500%, 09/15/52 (144A)	800,000	683,946
3.000%, 03/15/52 (144A)	347,808	318,915
3.329%, 06/15/52	620,000	660,351
3.504%, 06/15/57	320,000	339,169
3.934%, 09/15/52	977,000	1,015,870
4.053%, 03/15/52	996,000	1,117,290
4.237%, 06/15/52 (b)	160,000	171,359
5.056%, 11/15/51 (b)	300,000	339,508
5.146%, 03/15/52 (b)	744,740	845,424
DBJPM Mortgage Trust 1.000%, 06/10/50 (b) (c)	2,060,000	125,271

Commercial Mortgage-Backed Securities—(Continued)
DBJPM Mortgage Trust
3.276%, 05/10/49	240,000	253,785
DBUBS Mortgage Trust 3.452%, 10/10/34 (144A)	850,000	893,077
3.648%, 10/10/34 (144A) (b)	1,710,000	1,720,418
Eleven Madison Trust Mortgage Trust 3.673%, 09/10/35 (144A) (b)	440,000	471,195
Exantas Capital Corp., Ltd. 3.525%, 1M LIBOR + 1.500%, 04/15/36 (144A) (b)	940,000	940,882
GPMT, Ltd. 2.944%, 1M LIBOR + 0.900%, 11/21/35 (144A) (b)	513,316	512,995
GS Mortgage Securities Corp. II 3.550%, 12/10/27 (144A) (b)	11,042,358	11,023,644
5.366%, 05/03/32 (144A)	840,000	967,024
GS Mortgage Securities Corp. Trust 2.856%, 05/10/34 (144A)	710,000	712,836
3.328%, 1M LIBOR + 1.300%, 07/15/32 (144A) (b)	80,000	80,025
3.528%, 1M LIBOR + 1.500%, 07/15/32 (144A) (b)	170,000	170,212
3.828%, 1M LIBOR + 1.800%, 07/15/32 (144A) (b)	70,000	70,175
4.528%, 1M LIBOR + 2.500%, 07/15/32 (144A) (b)	30,000	29,756
GS Mortgage Securities Trust 3.000%, 08/10/50 (144A)	240,000	228,090
3.228%, 1M LIBOR + 1.200%, 06/15/38 (144A) (b)	332,000	332,207
3.902%, 1M LIBOR + 1.875%, 06/15/36 (144A) (b)	950,000	947,913
3.931%, 09/10/47	800,000	861,217
3.932%, 10/10/35 (144A) (b)	340,000	342,877
3.980%, 02/10/48	160,000	169,262
4.529%, 04/10/47 (b)	50,000	53,712
4.557%, 07/10/48 (b)	500,000	535,247
GSCG Trust 4.118%, 09/06/34 (144A) (b)	430,000	428,127
HMH Trust 3.062%, 07/05/31 (144A)	1,210,000	1,229,079
Hudson Yards Mortgage Trust 3.558%, 07/10/39 (144A) (b)	1,460,000	1,473,632
IMT Trust 3.478%, 06/15/34 (144A)	540,000	566,705
3.613%, 06/15/34 (144A) (b)	570,000	580,184
JPMBB Commercial Mortgage Securities Trust 0.903%, 05/15/48 (b) (c)	1,076,597	26,976
1.005%, 09/15/47 (b) (c)	1,471,515	50,511
3.775%, 08/15/47	550,000	587,408
3.801%, 09/15/47	220,000	235,396
4.271%, 12/15/48 (144A) (b)	300,000	300,817
JPMCC Commercial Mortgage Securities Trust 3.490%, 07/15/50	320,000	344,344
4.049%, 03/15/50 (b)	330,000	344,968
4.799%, 03/15/50 (144A) (b)	650,000	684,018
JPMDB Commercial Mortgage Securities Trust 0.750%, 12/15/49 (144A) (b) (c)	2,067,000	95,661
JPMorgan Chase Commercial Mortgage Securities Trust
0.651%, 04/15/46 (b) (c)	4,900,000	89,103
0.750%, 08/15/49 (144A) (b) (c)	5,300,000	240,328
2.949%, 10/06/38 (144A) (b)	1,670,000	1,722,176
3.325%, 1M LIBOR + 1.300%, 06/15/45 (144A) (b)	126,765	128,013

BHFTII-31

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
JPMorgan Chase Commercial Mortgage Securities Trust
3.750%, 06/13/52	716,000	$739,368
3.909%, 06/05/39 (144A) (b)	336,000	348,321
4.050%, 09/15/50	110,000	118,966
4.128%, 1M LIBOR + 2.100%, 07/15/36 (144A) (b)	570,000	571,424
4.394%, 01/15/49 (b)	970,000	990,953
5.128%, 1M LIBOR + 3.100%, 07/15/36 (144A) (b)	204,000	204,764
KNDL Mortgage Trust 3.828%, 1M LIBOR + 1.800%, 05/15/36 (144A) (b)	2,728,000	2,727,988
Lehman Brothers Small Balance Commercial Mortgage Trust 2.395%, 1M LIBOR + 0.250%, 03/25/37 (144A) (b)	457,179	444,247
LSTAR Commercial Mortgage Trust 1.263%, 03/10/50 (144A) (b) (c)	874,915	36,353
3.303%, 04/20/48 (144A) (b)	590,000	602,786
Morgan Stanley Bank of America Merrill Lynch Trust 1.350%, 12/15/47 (144A) (b) (c)	1,810,000	93,422
1.562%, 11/15/49 (b) (c)	1,080,720	79,437
3.060%, 10/15/48 (144A)	322,000	306,186
3.892%, 06/15/47	3,000,000	3,204,811
4.268%, 07/15/50 (144A) (b)	297,000	298,665
4.558%, 05/15/50 (b)	300,000	325,907
4.678%, 10/15/48 (b)	170,000	183,921
Morgan Stanley Capital Trust 1.197%, 03/15/52 (b) (c)	2,395,514	195,603
2.358%, 06/15/50 (144A) (b) (c)	1,190,000	170,557
2.546%, 06/15/50 (144A)	1,510,000	1,373,723
3.417%, 06/15/52	434,000	466,654
3.560%, 07/13/29 (144A) (b)	540,000	541,241
4.071%, 03/15/52	403,000	454,641
4.165%, 05/15/48 (144A) (b)	110,000	106,204
4.165%, 05/15/48 (b)	150,000	156,124
4.177%, 07/15/51	38,000	42,947
4.578%, 1M LIBOR + 2.550%, 07/15/35 (144A) (b)	290,000	289,998
4.628%, 1M LIBOR + 2.600%, 11/15/34 (144A) (b)	1,977,000	1,983,179
Natixis Commercial Mortgage Securities Trust 3.145%, 1M LIBOR + 0.950%, 06/15/35 (144A) (b)	224,302	223,600
4.272%, 05/15/39 (144A) (b)	960,000	1,026,069
Olympic Tower Mortgage Trust 0.511%, 05/10/39 (144A) (b) (c)	13,300,000	369,301
4.077%, 05/10/39 (144A) (b)	1,049,000	1,079,033
One Bryant Park Trust 2.516%, 09/13/49 (144A)	579,000	582,056
One Market Plaza Trust
Zero Coupon, 02/10/32 (144A) (b) (c)	4,222,000	4
0.218%, 02/10/32 (144A) (b) (c)	21,110,000	72,618
Park Avenue Mortgage Trust 3.564%, 1M LIBOR + 1.537%, 09/15/34 (144A) (b)	500,000	500,934
4.146%, 1M LIBOR + 2.119%, 09/15/34 (144A) (b)	1,750,000	1,755,446
Park Avenue Trust 0.271%, 06/05/37 (144A) (b) (c)	5,000,000	68,328
3.779%, 06/05/37 (144A) (b)	207,000	206,437
PFP, Ltd. 2.998%, 1M LIBOR + 0.970%, 04/14/36 (144A) (b)	389,464	389,707
3.448%, 1M LIBOR + 1.420%, 04/14/36 (144A) (b)	230,000	230,288
Prima Capital CRE Securitization, Ltd. 4.000%, 08/24/40 (144A)	1,740,000	1,729,038
4.000%, 08/24/49 (144A)	260,000	265,122

Commercial Mortgage-Backed Securities—(Continued)
UBS Commercial Mortgage Trust 1.181%, 12/15/51 (b) (c)	1,433,375	106,804
1.636%, 10/15/52	7,055,000	814,869
Velocity Commercial Capital Loan Trust 3.661%, 10/25/46 (b)	150,000	153,196
4.240%, 11/25/47 (144A) (b)	195,367	198,300
4.450%, 05/25/47 (144A) (b)	150,000	152,067
4.458%, 10/25/46 (b)	100,000	103,041
5.000%, 11/25/47 (144A) (b)	114,298	116,153
5.350%, 05/25/47 (144A) (b)	150,000	154,680
5.498%, 10/25/46 (b)	140,000	147,248
7.226%, 10/25/46 (b)	160,000	172,076
Wells Fargo Commercial Mortgage Trust 0.919%, 05/15/51 (b) (c)	3,967,568	207,842
1.052%, 12/15/48 (b) (c)	1,298,494	56,465
1.405%, 08/15/49 (144A) (b) (c)	1,430,000	102,259
1.633%, 05/15/52 (b) (c)	5,618,024	605,594
2.600%, 11/15/50 (144A) (b)	505,000	448,785
2.886%, 1M LIBOR + 0.850%, 12/13/31 (144A) (b)	490,000	488,561
3.148%, 05/15/48	94,000	98,125
3.241%, 12/15/48 (144A)	483,000	435,350
3.540%, 05/15/48	260,000	276,758
3.664%, 09/15/58	400,000	429,548
3.718%, 12/15/48	190,000	204,861
3.751%, 12/15/48 (b)	35,000	35,555
3.809%, 12/15/48	630,000	683,601
3.874%, 06/15/36 (144A) (b)	270,000	296,913
4.184%, 1M LIBOR + 2.157%, 12/15/36 (144A) (b)	266,126	267,426
4.498%, 09/15/50 (144A) (b)	150,000	153,078
WF-RBS Commercial Mortgage Trust 2.975%, 1M LIBOR + 0.950%, 03/15/44 (144A) (b)	11,957	11,979
3.678%, 08/15/47	595,000	632,327
3.912%, 09/15/57 (b)	1,540,000	1,567,091

		129,166,236

Total Mortgage-Backed Securities (Cost $188,263,870)		189,059,464

Municipals—5.5%
Aldine Independent School District 5.000%, 02/15/43	240,000	290,930
American Municipal Power, Inc., Build America Bonds 6.449%, 02/15/44	355,000	516,024
7.834%, 02/15/41	425,000	691,288
Arizona Health Facilities Authority 2.364%, 3M LIBOR + 0.810%, 01/01/37 (b)	780,000	763,558
Aurora, CO Water Revenue 5.000%, 08/01/41	1,020,000	1,222,113
5.000%, 08/01/46	1,190,000	1,413,696
Austin TX Water & Wastewater System Revenue 5.000%, 11/15/43	500,000	570,975
Bay Area Toll Bridge Authority, Build America Bonds 2.425%, 04/01/26	1,575,000	1,586,482
6.918%, 04/01/40	1,575,000	2,384,030
7.043%, 04/01/50	4,800,000	8,062,416

BHFTII-32

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Berks County Industrial Development Authority 5.000%, 11/01/47	510,000	$591,161
Buckeye Tobacco Settlement Financing Authority 5.875%, 06/01/47	2,100,000	2,109,219
California Health Facilities Financing Authority
Series A 5.000%, 08/15/47	500,000	586,310
Series A2 5.000%, 08/15/33	495,000	609,330
California Pollution Control Financing Authority
5.000%, 11/21/45 (144A)	450,000	480,803
California State Public Works Board, Build America Bond
8.361%, 10/01/34	760,000	1,217,550
Canaveral Port Authority
5.000%, 06/01/45	520,000	611,946
5.000%, 06/01/48	520,000	624,905
Central Puget Sound Regional Transit Authority
5.000%, 11/01/50	510,000	595,675
Central Texas Regional Mobility Authority
5.000%, 01/01/45	350,000	396,344
5.000%, 01/01/46	350,000	399,284
Chesapeake Bay Bridge & Tunnel District
5.000%, 07/01/41	360,000	427,568
5.000%, 07/01/51	275,000	315,521
City of New York NY
2.850%, 08/01/31	1,230,000	1,267,490
2.900%, 08/01/32	2,045,000	2,108,068
3.760%, 12/01/27	730,000	810,555
Series F1 6.271%, 12/01/37	965,000	1,382,623
Colorado Health Facilities Authority 5.250%, 02/01/31	325,000	341,520
Commonwealth Financing Authority 4.144%, 06/01/38	730,000	842,778
Series A 3.807%, 06/01/41	2,705,000	2,991,703
3.864%, 06/01/38	720,000	800,388
Commonwealth of Puerto Rico
8.000%, 07/01/35 (g)	2,565,000	1,542,206
Connecticut State Health & Educational Facility Authority
5.000%, 07/01/45	1,640,000	1,860,745
Dallas Area Rapid Transit
5.000%, 12/01/41	680,000	801,094
5.000%, 12/01/46	920,000	1,078,525
Dallas Fort Worth International Airport
3.144%, 11/01/45	550,000	557,178
DuBois Hospital Authority
5.000%, 07/15/43	360,000	422,611
Dutchess County Local Development Corp.
5.000%, 07/01/46	1,025,000	1,192,413
Grant County Public Utility District No. 2
4.584%, 01/01/40	315,000	387,923
Great Lakes Water Authority Water Supply System Revenue
5.250%, 07/01/33	150,000	182,834
Idaho Health Facilities Authority
5.000%, 12/01/47	320,000	381,133
Indiana Finance Authority
5.000%, 10/01/45	870,000	993,871
Indiana Housing & Community Development Authority
3.800%, 07/01/38	260,000	281,031
JobsOhio Beverage System
3.985%, 01/01/29	1,335,000	1,473,747
Kansas City Industrial Development Authority
5.000%, 03/01/49	760,000	912,296
Kentucky Economic Development Finance Authority
5.250%, 06/01/50	330,000	367,613
Lexington County Health Services District, Inc.
5.000%, 11/01/41	300,000	347,208
Los Angeles, CA Community College District, Build America Bond
6.600%, 08/01/42	1,565,000	2,510,041
Los Angeles, CA Department of Water & Power Revenue, Build America Bond
6.603%, 07/01/50	445,000	738,669
Los Angeles, CA Unified School District, Build America Bond
6.758%, 07/01/34	2,020,000	2,840,362
Louisiana Public Facilities Authority
5.000%, 07/01/48	340,000	405,834
Massachusetts Development Finance Agency
5.000%, 07/01/43	680,000	813,559
5.000%, 07/01/47	500,000	585,560
5.000%, 07/01/48	760,000	900,729
Massachusetts Educational Financing Authority
5.000%, 01/01/22	500,000	537,500
Massachusetts Housing Finance Agency
4.500%, 12/01/39	265,000	276,596
4.500%, 12/01/48	330,000	354,750
4.600%, 12/01/44	285,000	298,332
Massachusetts Port Authority
5.000%, 07/01/43	460,000	537,597
Massachusetts Water Resources Authority
5.000%, 08/01/40	270,000	323,706
Metropolitan Atlanta Rapid Transit Authority
5.000%, 07/01/41	650,000	758,778
Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board
5.000%, 07/01/40	260,000	303,984
5.000%, 07/01/46	690,000	798,503
Metropolitan Transportation Authority, Build America Bonds
5.000%, 11/15/40	660,000	818,598
5.000%, 11/15/41	410,000	509,790
5.000%, 11/15/42	790,000	975,713
5.000%, 11/15/43	560,000	693,829
6.668%, 11/15/39	170,000	246,364
6.687%, 11/15/40	590,000	848,621
6.814%, 11/15/40	330,000	477,348
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Build America Bond
7.462%, 10/01/46	560,000	939,764
Miami-Dade County, FL Aviation Revenue
2.529%, 10/01/30	1,265,000	1,252,059
3.354%, 10/01/29	195,000	208,689
3.454%, 10/01/30	355,000	381,629
3.504%, 10/01/31	330,000	355,106
5.000%, 10/01/38	1,025,000	1,177,551
5.000%, 10/01/40	500,000	591,380

BHFTII-33

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Miami-Dade County, FL Aviation Revenue
Series C 4.062%, 10/01/31	495,000	$549,346
Michigan Finance Authority
5.000%, 11/15/41	330,000	388,641
5.000%, 12/01/47	1,410,000	1,532,120
Michigan State Housing Development Authority
3.550%, 10/01/33	300,000	321,621
4.000%, 10/01/43	290,000	313,209
4.050%, 10/01/48	140,000	150,679
4.150%, 10/01/53	690,000	739,632
Mississippi State Hospital Equipment & Facilities Authority, Baptist Memorial Health Care
5.000%, 09/01/46	630,000	709,424
Missouri State Health & Educational Facilities Authority Revenue
5.000%, 11/15/29	340,000	406,847
Municipal Electric Authority of Georgia, Build America Bond
6.637%, 04/01/57	476,000	656,937
New Hope Cultural Education Facilities Finance Corp.
5.000%, 08/15/47	380,000	450,954
New Jersey State Turnpike Authority, Build America Bond
7.414%, 01/01/40	492,000	792,760
New Jersey Transportation Trust Fund Authority
5.000%, 06/15/29	380,000	448,054
Series C 5.754%, 12/15/28	815,000	951,439
New Orleans Aviation Board
5.000%, 01/01/40	530,000	596,012
New York City Housing Development Corp.
3.700%, 11/01/38	320,000	339,978
3.850%, 11/01/43	950,000	1,006,971
4.000%, 11/01/53	1,010,000	1,071,297
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/40	370,000	432,086
New York City Transitional Finance Authority Future Tax Secured Revenue
3.050%, 05/01/27	1,670,000	1,761,549
3.550%, 05/01/25	1,475,000	1,587,247
3.650%, 11/01/24	945,000	1,001,908
3.750%, 11/01/25	945,000	1,002,343
3.900%, 08/01/31	1,310,000	1,443,764
Series C 3.350%, 11/01/30	1,495,000	1,621,507
New York City Water & Sewer System
5.375%, 06/15/43	2,360,000	2,476,212
5.500%, 06/15/43	2,825,000	2,971,307
5.882%, 06/15/44	270,000	398,409
New York City Water & Sewer System, Build America Bonds
5.440%, 06/15/43	505,000	703,263
5.750%, 06/15/41	675,000	964,129
New York Convention Center Development Corp.
5.000%, 11/15/40	370,000	437,329
5.000%, 11/15/46	920,000	1,092,049
New York State Dormitory Authority, Build America Bond
5.389%, 03/15/40	355,000	472,058
New York State Urban Development Corp.
3.120%, 03/15/25	660,000	694,049
New York State Urban Development Corp.
3.250%, 03/15/25	640,000	676,262
3.320%, 03/15/29	1,285,000	1,369,283
New York Transportation Development Corp.
5.000%, 07/01/46	340,000	376,431
5.250%, 01/01/50	2,060,000	2,298,445
North Carolina Department of Transportation
5.000%, 06/30/54	1,000,000	1,102,890
North Carolina Turnpike Authority
5.000%, 01/01/35	360,000	446,634
Orange County Local Transportation Authority, Build America Bond
6.908%, 02/15/41	1,420,000	2,117,944
Oregon School Boards Association
4.759%, 06/30/28	1,850,000	2,096,457
Series B 5.550%, 06/30/28	1,735,000	2,077,767
5.680%, 06/30/28	1,235,000	1,486,582
Pennsylvania Economic Development Financing Authority
5.000%, 12/31/38	510,000	582,731
Pennsylvania Turnpike Commission
5.000%, 12/01/46	320,000	372,810
Series B 5.000%, 12/01/43	1,010,000	1,224,362
Series B1 5.250%, 06/01/47	560,000	664,619
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,290,000	1,640,145
4.960%, 08/01/46	1,585,000	2,103,010
Port of Seattle
5.000%, 05/01/43	260,000	303,976
Public Finance Authority
5.000%, 09/30/49	1,120,000	1,153,734
Public Power Generation Agency Revenue
5.000%, 01/01/35	360,000	424,354
Regents of the University of California Medical Center Pooled Revenue, Build America Bonds
6.583%, 05/15/49	1,455,000	2,190,372
Series L 5.000%, 05/15/47	460,000	537,390
Riverside, CA, Electric Revenue, Buld America Bond
7.605%, 10/01/40	525,000	864,449
Royal Oak Hospital Finance Authority
5.000%, 09/01/39	450,000	506,052
Sacramento County Sanitation Districts Financing Authority
1.962%, 3M LIBOR + 0.000%, 12/01/35 (b)	2,220,000	2,129,801
Salt Lake City Corp. Airport Revenue
5.000%, 07/01/47	1,510,000	1,780,064
Salt River Arizona Project Agricultural Improvement & Power District
5.000%, 12/01/45	1,620,000	1,881,290
San Antonio Water System
5.000%, 05/15/39	530,000	616,067
San Antonio, TX Electric & Gas Systems Revenue, Build Amereica Bond
5.808%, 02/01/41	875,000	1,249,159
San Diego Public Facilities Financing Authority
5.000%, 05/15/39	475,000	571,226

BHFTII-34

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
San Francisco City & County Airport Comm-San Francisco International Airport
5.000%, 05/01/46	980,000	$1,134,036
San Jose Redevelopment Agency Successor Agency
2.958%, 08/01/24	1,195,000	1,248,225
3.176%, 08/01/26	470,000	501,819
South Carolina Public Service Authority
2.388%, 12/01/23	2,205,000	2,217,921
State of California
3.349%, 07/01/29	1,515,000	1,655,547
4.600%, 04/01/38	3,765,000	4,195,114
5.000%, 05/15/32	450,000	535,365
Series B 2.650%, 04/01/26	2,495,000	2,563,612
State of California General Obligation Unlimited, Build America Bonds
7.300%, 10/01/39	860,000	1,346,038
7.350%, 11/01/39	300,000	471,330
7.500%, 04/01/34	1,125,000	1,733,704
7.550%, 04/01/39	1,375,000	2,274,882
State of Connecticut
Series A 2.990%, 01/15/23	885,000	908,674
3.310%, 01/15/26	1,445,000	1,521,657
5.850%, 03/15/32	1,445,000	1,900,782
State of Illinois, General Obligation Unlimited
5.100%, 06/01/33	3,010,000	3,260,251
State of Maryland
5.000%, 08/01/30	680,000	893,343
State of Massachusetts
2.900%, 09/01/49	960,000	935,520
State of Missouri
3.086%, 09/15/51	1,115,000	1,115,792
3.651%, 01/15/46	170,000	190,004
State of Ohio
5.000%, 05/01/37	760,000	888,394
State of Oregon
5.892%, 06/01/27	1,900,000	2,311,293
State of Washington General Obligation Unlimited
5.000%, 08/01/40	1,300,000	1,538,749
5.000%, 08/01/41	400,000	486,136
State of Wisconsin
3.154%, 05/01/27	690,000	734,291
5.000%, 05/01/36	490,000	575,485
5.000%, 05/01/38	500,000	591,175
Sumter Landing Community Development District
4.172%, 10/01/47	385,000	448,771
Tennessee Housing Development Agency
3.750%, 07/01/38	280,000	302,884
3.850%, 07/01/43	130,000	138,629
3.950%, 01/01/49	95,000	101,363
Texas Municipal Gas Acquisition & Supply Corp. I
6.250%, 12/15/26	260,000	303,321
Texas Private Activity Bond Surface Transportation Corp.
5.000%, 12/31/55	170,000	189,037
5.000%, 06/30/58	1,650,000	1,925,451
Tobacco Settlement Finance Authority
7.467%, 06/01/47	1,180,000	1,221,029
Tobacco Settlement Financing Corp.
6.706%, 06/01/46	270,000	259,556
TSASC, Inc.
5.000%, 06/01/41	560,000	625,167
University of California CA, Revenue
3.063%, 07/01/25	665,000	698,303
4.601%, 05/15/31	650,000	764,108
4.858%, 05/15/12	239,000	313,496
5.770%, 05/15/43	920,000	1,251,393
University of Texas
2.836%, 05/15/27	805,000	846,514
Virginia Small Business Financing Authority
5.000%, 12/31/52	710,000	815,378
5.000%, 12/31/56	720,000	824,177
Water Revenue Authority of Georgia, Build America Bond
5.000%, 11/01/40	250,000	291,708
West Virginia Hospital Finance Authority
5.000%, 06/01/20	390,000	398,713
5.000%, 06/01/21	390,000	411,809
5.000%, 06/01/22	425,000	462,651
5.000%, 06/01/23	355,000	397,256
5.000%, 06/01/24	375,000	431,168

Total Municipals (Cost $178,520,799)		188,736,079

Foreign Government—3.3%

Sovereign—3.3%
Abu Dhabi Government International Bonds
2.125%, 09/30/24 (144A)	1,110,000	1,103,340
2.500%, 09/30/29 (144A)	1,249,000	1,240,232
Argentine Republic Government International Bonds
4.625%, 01/11/23	515,000	214,503
5.875%, 01/11/28	1,927,000	780,454
6.875%, 01/11/48	1,277,000	536,353
7.125%, 07/06/36	703,000	298,782
7.500%, 04/22/26	496,000	218,245
Bonos de la Nacion Argentina con Ajuste por CER
4.000%, 03/06/20 (ARS) (e)	12,117,000	149,441
Brazilian Government International Bond
4.500%, 05/30/29	2,196,000	2,286,036
Colombia Government International Bond
3.875%, 04/25/27	8,170,000	8,660,200
Colombian TES
6.250%, 11/26/25 (COP)	9,798,400,000	2,939,070
10.000%, 07/24/24 (COP)	13,390,300,000	4,637,915
Ecuador Government International Bond
9.500%, 03/27/30 (144A)	1,260,000	1,276,934
Egypt Government International Bonds
5.625%, 04/16/30 (EUR)	711,000	774,645
6.375%, 04/11/31 (144A) (EUR)	632,000	715,462
6.875%, 04/30/40	831,000	808,492
7.500%, 01/31/27	514,000	551,720
8.500%, 01/31/47	245,000	259,137
8.700%, 03/01/49	250,000	268,750
8.700%, 03/01/49 (144A)	267,000	287,025
French Republic Government Bond OAT
1.750%, 05/25/66 (144A) (EUR)	6,395,157	9,745,739

BHFTII-35

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Hungary Government International Bond
5.375%, 03/25/24	2,054,000	$2,318,884
Indonesia Government International Bond
4.100%, 04/24/28	1,470,000	1,587,721
Indonesia Treasury Bonds 6.625%, 05/15/33 (IDR)	5,974,000,000	382,837
7.500%, 06/15/35 (IDR)	7,632,000,000	528,283
8.250%, 05/15/29 (IDR)	54,125,000,000	4,069,689
8.375%, 03/15/34 (IDR)	28,764,000,000	2,142,660
8.375%, 04/15/39 (IDR)	48,499,000,000	3,597,023
Mexican Bonos 6.500%, 06/09/22 (MXN)	141,970,600	7,156,156
8.000%, 12/07/23 (MXN)	44,388,100	2,354,949
8.000%, 09/05/24 (MXN)	34,898,000	1,864,802
10.000%, 12/05/24 (MXN)	104,693,000	6,066,719
Mexico Government International Bond 4.150%, 03/28/27	11,493,000	12,176,948
Nigeria Government International Bonds 7.143%, 02/23/30	205,000	209,613
8.747%, 01/21/31	259,000	290,456
9.248%, 01/21/49	276,000	308,176
Panama Government International Bond 3.875%, 03/17/28	3,307,000	3,588,128
Peruvian Government International Bond 4.125%, 08/25/27	2,856,000	3,191,609
Philippine Government International Bond 3.000%, 02/01/28	5,114,000	5,356,075
Republic of South Africa Government International Bonds 4.850%, 09/30/29	536,000	533,936
5.750%, 09/30/49	1,243,000	1,236,678
Russian Federal Bond - OFZ 8.500%, 09/17/31 (RUB)	498,756,000	8,599,321
Turkey Government International Bond 7.625%, 04/26/29	1,235,000	1,312,306
Ukraine Government International Bond 9.750%, 11/01/28	1,382,000	1,582,445
Uruguay Government International Bond 4.375%, 10/27/27	3,790,000	4,159,563

Total Foreign Government (Cost $112,044,800)		112,367,452

Floating Rate Loans (l)—1.4%

Advertising—0.0%
Lamar Media Corp.
Term Loan B, 03/14/25 (m)	105,001	105,591

Airlines—0.1%
WestJet Airlines, Ltd.
Term Loan B, 08/06/26 (m)	3,343,000	3,371,954

Building Materials—0.0%
Jeld-Wen, Inc. 1st Lien Term Loan, 12/14/24 (m)	641,368	642,303

Building Products—0.0%
Advanced Drainage Systems, Inc.
Term Loan B, 09/16/26 (m)	261,000	262,468

Commercial Services—0.2%
Goldman Sachs Lending Partners, LLC
Term Loan A, 3.796%, 1M LIBOR + 1.750%, 08/26/20 (j)	1,392,204	1,388,723
Term Loan B, 4.103%, 3M LIBOR + 1.900%, 08/26/20 (j)	3,336,359	3,328,018
Interface Security Systems, LLC
Term Loan, 9.044%, 1M LIBOR + 7.000%, 08/07/23 (j) (n) (o)	1,247,000	1,220,564
KAR Auction Services, Inc.
Term Loan B6, 09/19/26 (m)	237,121	238,973

		6,176,278

Diversified Financiaeal Services—0.7%
Caliber Home Loans, Inc.
Revolver, 5.506%, 1W LIBOR + 3.250%, 04/24/21 (p)	5,350,000	5,336,625
LSTAR Securities Financing
Term Loan, 4.100%, 1M LIBOR + 2.000%, 05/30/22	7,153,445	7,153,445
RNTR Seer Financing
Term Loan, 4.403%, 1M LIBOR + 2.375%, 12/20/21 (j) (n) (o)	1,840,000	1,835,400
Roundpoint Mortgage Servicing Corp.
Term Loan, 5.475%, 1M LIBOR + 3.375%, 08/08/20 (n) (o) (p)	8,397,567	8,408,484

		22,733,954

Entertainment—0.1%
Circa Resort & Casino
Term Loan B, 10.035%, 6M LIBOR + 8.000%, 07/02/25	2,807,182	2,821,218
Stars Group Holdings B.V. (The)
Incremental Term Loan, 5.604%, 3M LIBOR + 3.500%, 07/10/25	1,256,719	1,263,293

		4,084,511

Healthcare-Services—0.1%
Acadia Healthcare Co., Inc.
Term Loan B4, 02/16/23 (m)	1,677,000	1,681,716

Iron/Steel—0.0%
Samarco Mineracao S.A.
Fixed Rate Term Loan, 5.000%, 03/25/20	330,092	234,365

Oil & Gas—0.0%
CITGO Holding, Inc.
Term Loan B, 9.044%, 1M LIBOR + 7.000%, 07/24/23	257,000	262,622

Oil, Gas & Consumable Fuels—0.1%
PHI, Inc.
Term Loan B, 9.044%, 1M LIBOR + 7.000%, 09/04/24	1,297,000	1,284,030

BHFTII-36

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Floating Rate Loans (l)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Pipelines—0.0%
AL Midcoast Holdings, LLC
Term Loan B, 7.604%, 3M LIBOR + 5.500%, 07/31/25	1,089,000	$1,074,026

Real Estate Investment Trusts—0.0%
VICI Properties 1 LLC
Term Loan B, 4.046%, 1M LIBOR + 2.000%, 12/20/24	1,132,071	1,136,474

Retail—0.0%
Foundation Building Materials Holding Co. LLC
Term Loan B, 5.046%, 1M LIBOR + 3.000%, 08/13/25	1,166,188	1,168,739

Telecommunications—0.1%
CSC Holdings LLC 1st Lien Term Loan, 04/15/27 (m)	983,981	985,826
Inmarsat Finance plc
Term Loan B, 09/23/26 (m)	554,000	546,252
Intelsat Jackson Holdings S.A.
Term Loan B4, 6.554%, 1M LIBOR + 4.500%, 01/02/24	342,231	347,686

		1,879,764

Transportation—0.0%
XPO Logistics, Inc.
Term Loan B, 02/24/25 (m)	421,198	423,772

Total Floating Rate Loans (Cost $46,440,602)		46,522,567

Preferred Stock—0.1%

Media—0.1%
NBCUniversal Enterprise, Inc. , 5.250%, 03/19/21 (144A) (Cost $3,920,896)	3,845,000	3,960,350

Common Stocks—0.1%

Equity Real Estate Investment Trusts—0.1%
Gaming and Leisure Properties, Inc.	15,063	576,009
VICI Properties, Inc. (f)	23,547	533,340

		1,109,349

Health Care Providers & Services—0.0%
HCA Healthcare, Inc.	6,710	808,018

Household Durables—0.0%
Beazer Homes USA, Inc. (q)	4,335	64,592
Forestar Group, Inc. (q)	4,884	89,280

		153,872

IT Services—0.0%
Everi Holdings, Inc. (q)	5,005	42,342

Total Common Stocks (Cost $2,142,496)		2,113,581

Escrow Shares—0.0%

Savings & Loans—0.0%
Washington Mutual Bank (n) (o)	5,027,000	1
Washington Mutual Bank (n) (o)	1,310,000	0
Washington Mutual Bank (n) (o)	2,440,000	0

Total Escrow Shares (Cost $0)		1

Short-Term Investment—2.2%

Repurchase Agreement—2.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $74,797,484; collateralized by U.S. Treasury Notes with rates ranging from 2.000% - 2.500%, maturity dates ranging from 12/31/21 - 01/15/22, and an aggregate market value of $76,292,107.	74,795,822	74,795,822

Total Short-Term Investments (Cost $74,795,822)		74,795,822

Securities Lending Reinvestments (r)—0.8%

Certificate of Deposit—0.0%
Chiba Bank, Ltd. 2.230%, 11/20/19	1,000,000	1,000,006

Repurchase Agreements—0.8%
BofA Securities, Inc. Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $5,330,746; collateralized by various Common Stock with an aggregate market value of $5,830,001.	5,300,000	5,300,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $1,509,315; collateralized by various Common Stock with an aggregate market value of $1,650,169.	1,500,000	1,500,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,100,073; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $1,122,001.	1,100,000	1,100,000

BHFTII-37

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (r)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,000,067; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $1,020,000.	1,000,000	$1,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $3,503,012; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $3,572,893.	3,502,837	3,502,837
Goldman Sachs & Co. Repurchase Agreement dated 09/30/19 at 2.280%, due on 10/01/19 with a maturity value of $5,000,317; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 5.500%, maturity dates ranging from 02/20/40 - 06/15/58, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $1,300,072; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $1,446,903.	1,300,000	1,300,000
Nomura Securities International, Inc. Repurchase Agreement dated 09/30/19 at 2.350%, due on 10/01/19 with a maturity value of $3,100,202; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.250%, maturity dates ranging from 11/15/19 - 02/15/49, and an aggregate market value of $3,162,000.	3,100,000	3,100,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $3,200,175; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $3,555,398.	3,200,000	3,200,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $2,700,149; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,999,867.	2,700,000	2,700,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $400,156; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $444,425.	400,000	400,000

		28,102,837

Time Deposit—0.0%
Nordea Bank New York 1.760%, 10/01/19	1,000,000	1,000,000

Total Securities Lending Reinvestments (Cost $30,102,837)		30,102,843

Total Purchased Options—0.0% (s) (Cost $1,520,654)		1,178,046

Total Investments—115.2% (Cost $3,854,793,190)		3,954,770,508
Unfunded Loan Commitments—(0.1)% (Cost $(4,756,562))		(4,756,562)
Net Investments—115.1% (Cost $3,850,036,628)		3,950,013,946
Other assets and liabilities (net)—(15.1)%		(518,101,737)

Net Assets—100.0%		$3,431,912,209

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Interest only security.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2019, the market value of securities pledged was $7,756,406.
(e)	Principal amount of security is adjusted for inflation.
(f)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $29,206,832 and the collateral received consisted of cash in the amount of $30,102,837. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(g)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(i)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(j)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2019, the market value of restricted securities was $10,680,136, which is 0.3% of net assets. See details shown in the Restricted Securities table that follows.
(k)	Principal only security.

BHFTII-38

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

(l)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(m)	This loan will settle after September 30, 2019, at which time the interest rate will be determined.
(n)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(o)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, these securities represent 0.3% of net assets.
(p)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(q)	Non-income producing security.
(r)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(s)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the market value of 144A securities was $645,246,483, which is 18.8% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Ari Investments LLC, 4.480%, 01/06/25	12/14/17	$954,156	$954,156	$954,156
Goldman Sachs Lending Partners, LLC, 3.796%, 08/26/20	07/30/18	1,392,204	1,392,204	1,388,723
Goldman Sachs Lending Partners, LLC, 4.103%, 08/26/20	07/30/18	3,336,359	3,336,359	3,328,018
Interface Security Systems, LLC, 9.044%, 08/07/23	08/13/19	1,247,000	1,222,767	1,220,564
Litigation Fee Residual Funding LLC, 4.000%, 10/30/27	04/24/15	1,960,449	1,960,449	1,953,275
RNTR Seer Financing, 4.403%, 12/20/21	06/12/19	1,840,000	1,840,000	1,835,400

				$10,680,136

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Ginnie Mae I 30 Yr. Pool	4.500%	TBA	(3,100,000)	$(3,284,547)	$(3,299,563)
Ginnie Mae II 30 Yr. Pool	4.000%	TBA	(3,003,000)	(3,119,175)	(3,123,061)
Ginnie Mae II 30 Yr. Pool	5.000%	TBA	(942,000)	(988,438)	(993,074)
Uniform Mortgage-Backed Securities	2.500%	TBA	(7,085,200)	(7,203,514)	(7,146,227)
Uniform Mortgage-Backed Securities	2.500%	TBA	(10,820,000)	(10,882,553)	(10,909,814)
Uniform Mortgage-Backed Securities	3.500%	TBA	(4,534,000)	(4,683,480)	(4,689,502)
Uniform Mortgage-Backed Securities	4.000%	TBA	(6,820,000)	(7,092,800)	(7,095,397)
Uniform Mortgage-Backed Securities	3.000%	TBA	(31,680,000)	(31,932,450)	(32,142,825)
Uniform Mortgage-Backed Securities	5.500%	TBA	(1,670,000)	(1,803,339)	(1,807,971)
Uniform Mortgage-Backed Securities	6.000%	TBA	(2,002,000)	(2,203,373)	(2,215,260)

Totals				$(73,193,669)	$(73,422,694)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ARS	16,760,100	BNP	10/07/19	USD	347,000	$(61,351)
ARS	4,640,000	GSI	10/07/19	USD	80,000	(919)
ARS	4,628,000	MSIP	10/07/19	USD	80,000	(1,123)
ARS	19,473,500	JPMC	10/15/19	USD	395,000	(72,538)
ARS	6,675,500	HSBC	11/13/19	USD	130,000	(29,878)
ARS	13,621,000	HSBC	11/13/19	USD	265,000	(60,707)
AUD	304,314	JPMC	12/18/19	USD	206,000	(101)
BRL	9,430,374	BNP	10/02/19	USD	2,264,522	5,150
BRL	398,155	CBNA	10/02/19	USD	95,000	827
BRL	1,438,562	CBNA	10/02/19	USD	348,000	(1,771)
BRL	8,851,944	CBNA	10/02/19	USD	2,168,000	(37,543)

BHFTII-39

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	761,998	JPMC	10/02/19	USD	182,979	$416
BRL	1,449,733	MSIP	10/02/19	USD	348,125	792
BRL	2,801,498	MSIP	10/02/19	USD	672,725	1,530
BRL	3,539,595	MSIP	10/02/19	USD	863,000	(11,102)
BRL	619,875	CBNA	11/04/19	USD	150,000	(1,154)
BRL	7,089,392	CBNA	11/04/19	USD	1,712,000	(9,681)
BRL	2,215,863	DBAG	11/04/19	USD	535,000	(2,923)
BRL	763,455	JPMC	11/04/19	USD	182,000	1,322
BRL	2,857,920	JPMC	11/04/19	USD	687,000	(751)
BRL	22,783,140	UBSA	12/18/19	USD	5,580,000	(122,187)
CAD	7,956	CBNA	12/18/19	USD	6,000	13
CHF	336,892	JPMC	12/18/19	USD	343,000	(3,151)
CLP	606,571,200	JPMC	10/16/19	USD	855,000	(22,901)
CLP	166,527,240	JPMC	10/23/19	USD	230,010	(1,535)
CLP	169,050,380	JPMC	10/23/19	USD	233,495	(1,559)
CLP	169,167,128	UBSA	10/23/19	USD	233,495	(1,399)
COP	2,953,926,000	BBP	10/23/19	USD	866,000	(17,933)
COP	2,282,080,000	CBNA	10/23/19	USD	680,000	(24,819)
COP	1,770,493,500	UBSA	10/23/19	USD	522,000	(13,695)
EUR	530,000	BNP	10/09/19	USD	584,215	(6,233)
EUR	623,000	CBNA	10/28/19	USD	688,363	(7,993)
EUR	625,000	JPMC	11/06/19	USD	689,015	(6,006)
EUR	584,819	BNP	12/18/19	USD	651,000	(9,782)
EUR	2,118,000	BOA	12/18/19	USD	2,346,511	(24,253)
EUR	1,412,500	HSBC	12/18/19	USD	1,569,181	(20,460)
EUR	2,115,000	JPMC	12/18/19	USD	2,344,071	(25,103)
EUR	1,412,500	SCB	12/18/19	USD	1,568,245	(19,525)
EUR	2,120,000	SSBT	12/18/19	USD	2,349,884	(25,434)
IDR	37,102,310,000	BNP	11/06/19	USD	2,611,000	(6,866)
IDR	24,616,764,000	CBNA	11/06/19	USD	1,737,000	(9,200)
INR	34,987,900	BNP	10/07/19	USD	485,000	8,501
JPY	732,558,705	CBNA	12/18/19	USD	6,817,000	(4,937)
JPY	59,343,926	UBSA	12/18/19	USD	554,000	(2,161)
KRW	620,351,926	BNP	10/10/19	USD	518,000	724
MXN	17,595,592	BNP	11/06/19	USD	898,000	(11,513)
MXN	34,035,125	BNP	11/06/19	USD	1,737,000	(22,271)
NOK	9,431,807	BNP	12/18/19	USD	1,058,000	(19,999)
NZD	1,667,631	BNP	12/18/19	USD	1,058,000	(11,904)
NZD	4,942,000	DBAG	12/18/19	USD	3,143,117	(43,026)
NZD	5,648,000	JPMC	12/18/19	USD	3,550,554	(7,593)
RUB	114,497,880	JPMC	11/06/19	USD	1,736,000	21,791
RUB	144,150,320	MSIP	11/06/19	USD	2,168,000	45,021
SEK	7,311,243	BNP	12/18/19	USD	758,000	(11,370)
SEK	2,827,396	NWM	12/18/19	USD	292,000	(3,264)
SGD	1,418,657	BNP	10/15/19	USD	1,028,000	(1,448)
TRY	3,015,088	UBSA	10/10/19	USD	518,000	14,215
TWD	21,635,208	HSBC	10/30/19	USD	698,000	437
ZAR	7,550,448	BOA	10/23/19	USD	510,000	(12,821)
ZAR	29,082,511	CBNA	10/23/19	USD	1,913,512	1,501

Contracts to Deliver
ARS	10,640,000	JPMC	10/04/19	USD	160,000	(23,353)
ARS	10,480,000	MSIP	10/04/19	USD	160,000	(20,596)
ARS	13,047,600	CBNA	10/07/19	USD	262,000	39,625
ARS	7,748,000	JPMC	10/09/19	USD	130,000	(1,094)
ARS	11,514,000	MSIP	10/09/19	USD	190,000	(4,813)
ARS	10,695,000	BNP	10/15/19	USD	155,000	(22,099)

BHFTII-40

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ARS	22,050,000	GSI	10/15/19	USD	315,000	$(50,126)
ARS	11,146,250	GSI	10/15/19	USD	185,000	429
ARS	10,880,000	GSI	10/15/19	USD	160,000	(20,162)
ARS	11,960,000	BNP	11/04/19	USD	160,000	(24,907)
ARS	5,828,000	BNP	11/04/19	USD	80,000	(10,104)
ARS	11,240,000	GSI	11/29/19	USD	160,000	(76)
ARS	11,880,000	MSIP	11/29/19	USD	160,000	(9,190)
AUD	1,539,424	BNP	12/18/19	USD	1,056,000	14,426
BRL	9,430,374	BNP	10/02/19	USD	2,263,000	(6,672)
BRL	8,851,944	CBNA	10/02/19	USD	2,125,623	(4,834)
BRL	1,438,562	CBNA	10/02/19	USD	345,443	(786)
BRL	398,155	CBNA	10/02/19	USD	95,609	(217)
BRL	761,998	JPMC	10/02/19	USD	182,000	(1,395)
BRL	3,539,595	MSIP	10/02/19	USD	849,965	(1,933)
BRL	2,801,498	MSIP	10/02/19	USD	681,000	6,745
BRL	1,449,733	MSIP	10/02/19	USD	348,000	(917)
BRL	2,150,086	CBNA	11/04/19	USD	513,000	(3,283)
BRL	23,363,293	JPMC	12/18/19	USD	5,580,000	(16,792)
CAD	1,401,748	BNP	12/18/19	USD	1,058,000	(1,402)
CHF	348,779	BNP	12/18/19	USD	353,000	1,160
CLP	482,868,000	CBNA	10/16/19	USD	680,000	17,598
CLP	495,497,300	CBNA	10/23/19	USD	697,000	17,180
COP	5,886,329,300	BNP	10/23/19	USD	1,710,563	20,608
COP	3,032,251,800	BNP	10/23/19	USD	871,714	1,160
COP	2,360,620,510	BNP	10/23/19	USD	697,000	19,270
COP	5,242,009,950	CBNA	10/23/19	USD	1,523,840	18,869
COP	7,728,619,000	CSI	10/23/19	USD	2,232,092	13,220
COP	5,242,009,950	JPMC	10/23/19	USD	1,521,628	16,657
COP	2,330,388,000	JPMC	10/23/19	USD	684,000	14,950
COP	2,413,014,000	MSIP	10/23/19	USD	697,000	4,228
EUR	17,580,000	SSBT	10/03/19	USD	19,376,919	214,136
EUR	1,809,965	WBC	10/09/19	USD	1,998,073	24,251
EUR	625,000	JPMC	11/06/19	USD	684,508	1,500
EUR	3,530,000	JPMC	12/18/19	USD	3,933,663	63,234
EUR	307,438	NWM	12/18/19	USD	339,000	1,913
GBP	798	BNP	12/18/19	USD	1,000	15
GBP	846,405	JPMC	12/18/19	USD	1,051,000	6,998
IDR	74,852,316,290	BOA	11/06/19	USD	5,204,583	(49,146)
IDR	37,685,236,133	CBNA	11/06/19	USD	2,597,191	(47,858)
IDR	22,747,673,180	CBNA	11/06/19	USD	1,566,644	(29,968)
IDR	18,928,439,332	GSI	11/06/19	USD	1,313,563	(14,985)
IDR	38,577,525,000	JPMC	11/06/19	USD	2,611,000	(96,677)
INR	34,847,250	HSBC	10/07/19	USD	485,000	(6,517)
JPY	540,604,280	BNP	12/18/19	USD	5,030,000	2,921
JPY	113,698,086	BNP	12/18/19	USD	1,057,000	(278)
JPY	118,463,776	CBNA	12/18/19	USD	1,102,000	405
JPY	73,621,060	RBC	12/18/19	USD	685,000	398
KRW	617,197,000	BNP	10/10/19	USD	518,000	1,914
KRW	925,980,271	UBSA	10/10/19	USD	777,000	2,717
MXN	352,258,748	BNP	11/06/19	USD	17,977,705	230,497
MXN	52,125,482	CBNA	11/06/19	USD	2,611,000	(15,143)
MXN	34,165,922	HSBC	11/06/19	USD	1,737,000	15,681
MXN	13,591,559	HSBC	11/06/19	USD	689,000	4,241
NOK	99,408	BOA	12/18/19	USD	11,000	60
NZD	4,942,000	BNP	12/18/19	USD	3,148,153	48,062
NZD	5,648,000	CBNA	12/18/19	USD	3,558,353	15,391

BHFTII-41

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
RUB	44,096,080	BOA	10/25/19	USD	686,000	$8,027
RUB	112,965,850	BOA	11/06/19	USD	1,735,000	729
RUB	69,565,253	BOA	11/06/19	USD	1,084,500	16,522
RUB	33,341,100	BOA	11/06/19	USD	515,000	3,142
RUB	69,727,928	CBNA	11/06/19	USD	1,084,500	14,025
RUB	521,372,676	MSIP	11/06/19	USD	7,906,954	(97,251)
RUB	57,624,000	MSIP	11/06/19	USD	858,906	(25,748)
SGD	1,418,209	BNP	10/15/19	USD	1,028,000	1,772
TRY	3,020,140	UBSA	10/10/19	USD	518,000	(15,107)
TWD	21,812,500	BNP	10/30/19	USD	698,000	(6,160)
ZAR	29,082,511	HSBC	10/23/19	USD	1,881,303	(33,710)
ZAR	7,509,659	MSIP	10/23/19	USD	510,000	15,507

Cross Currency Contracts to Buy
AUD	140,000	JPMC	12/18/19	NZD	151,154	(94)
AUD	235,000	JPMC	12/18/19	NZD	253,965	(310)
AUD	6,685,000	JPMC	12/18/19	NZD	7,225,014	(9,144)
AUD	5,648,000	CBNA	12/18/19	CAD	5,140,612	(63,695)
BRL	16,189,286	BNP	10/02/19	EUR	3,530,000	48,861
BRL	8,484,063	BNP	10/02/19	EUR	1,850,000	25,509
BRL	12,969,785	BNP	10/02/19	EUR	2,856,781	7,777
BRL	7,573,362	BNP	10/02/19	EUR	1,668,141	4,541
BRL	5,385,495	BNP	10/02/19	EUR	1,186,232	3,229
CAD	885,415	DBAG	10/01/19	EUR	610,000	3,444
CAD	9,311,075	JPMC	10/01/19	EUR	6,450,000	(2,158)
CAD	5,166,056	CBNA	12/18/19	AUD	5,648,000	82,925
CHF	773,014	JPMC	12/18/19	EUR	706,000	5,712
EUR	7,060,000	DBAG	10/01/19	CAD	10,219,350	(18,541)
EUR	1,868,736	BNP	10/02/19	BRL	8,484,063	(5,087)
EUR	3,565,922	BNP	10/02/19	BRL	16,189,286	(9,707)
EUR	1,175,000	BNP	10/02/19	BRL	5,385,495	(15,472)
EUR	1,649,000	BNP	10/02/19	BRL	7,573,362	(25,404)
EUR	2,824,000	BNP	10/02/19	BRL	12,969,785	(43,506)
EUR	6,450,000	JPMC	12/18/19	CAD	9,353,371	3,014
EUR	706,000	CBNA	12/18/19	CHF	770,564	(3,241)
JPY	511,482,646	BOA	12/18/19	ZAR	69,889,000	187,329
NOK	31,865,000	BOA	12/18/19	SEK	33,956,268	39,202
SEK	34,165,079	JPMC	12/18/19	NOK	31,865,000	(17,878)
ZAR	1,940,000	JPMC	12/18/19	JPY	13,996,324	(3,326)
ZAR	1,754,000	BNP	12/18/19	JPY	12,775,259	(4,131)
ZAR	2,570,000	JPMC	12/18/19	JPY	18,566,194	(4,635)
ZAR	8,405,000	BNP	12/18/19	JPY	60,472,294	(12,860)
ZAR	15,740,000	BNP	12/18/19	JPY	114,358,970	(34,432)
ZAR	39,480,000	BNP	12/18/19	JPY	285,160,092	(70,724)

Net Unrealized Depreciation						$(407,561)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-BTP Futures	12/06/19	83	EUR	12,104,720	$57,590
U.S. Treasury Note 2 Year Futures	12/31/19	782	USD	168,521,000	346,742
U.S. Treasury Note 5 Year Futures	12/31/19	1,050	USD	125,105,860	(501,445)
U.S. Treasury Note Ultra 10 Year Futures	12/19/19	652	USD	92,848,875	(194,682)
U.S. Treasury Ultra Long Bond Futures	12/19/19	1,085	USD	208,218,281	(3,018,326)

BHFTII-42

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-Bund Futures	12/06/19	(61)	EUR	(10,629,250)	$(58,907)
Euro-Buxl 30 Year Bond Futures	12/06/19	(70)	EUR	(15,225,000)	282,240
U.S. Treasury Long Bond Futures	12/19/19	(136)	USD	(22,074,500)	183,806
U.S. Treasury Note 10 Year Futures	12/19/19	(1,042)	USD	(135,785,625)	88,182

Net Unrealized Depreciation					$(2,814,800)

Purchased Options

Equity Options	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid	Market Value	Unrealized Depreciation
Call - Caesars Entertainment Corp.	$12.000	01/17/20	2,165	USD 216,500	$117,971	$58,455	$(59,516)
Call - Caesars Entertainment Corp.	12.000	01/15/21	2,703	USD 270,300	322,209	175,695	(146,514)

Totals					$440,180	$234,150	$(206,030)

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Call/CHF Put	EUR	1.125	MSIP	10/23/19	7,060,000	EUR	7,060,000	$11,551	$208	$(11,343)
EUR Call/USD Put	EUR	1.137	BNP	10/11/19	624,000	EUR	624,000	604	1	(603)
USD Call/BRL Put	BRL	4.070	BNP	10/11/19	2,307,000	USD	2,307,000	29,068	50,830	21,762
USD Call/TWD Put	TWD	30.750	MSIP	11/14/19	1,365,000	USD	1,365,000	8,531	13,840	5,309
EUR Put/USD Call	EUR	1.115	UBSA	10/11/19	1,249,000	EUR	1,249,000	8,912	29,781	20,869
USD Put/BRL Call	BRL	3.930	DBAG	10/07/19	1,321,000	USD	1,321,000	16,524	12	(16,512)
USD Put/BRL Call	BRL	4.080	BNP	10/29/19	695,000	USD	695,000	8,394	4,476	(3,918)
USD Put/BRL Call	BRL	4.080	MSIP	10/29/19	695,000	USD	695,000	8,303	4,476	(3,827)
USD Put/BRL Call	BRL	4.120	BNP	11/04/19	695,000	USD	695,000	12,164	7,966	(4,198)
USD Put/BRL Call	BRL	3.900	DBAG	11/07/19	3,107,000	USD	3,107,000	8,460	3,296	(5,164)
USD Put/BRL Call	BRL	4.080	HSBC	11/14/19	1,362,000	USD	1,362,000	24,078	13,150	(10,928)
USD Put/BRL Call	BRL	3.650	JPMC	11/22/19	4,947,000	USD	4,947,000	47,194	336	(46,858)
USD Put/BRL Call	BRL	3.400	JPMC	11/22/19	2,061,000	USD	2,061,000	1,958	2	(1,956)
USD Put/INR Call	INR	71.500	BOA	11/18/19	1,023,000	USD	1,023,000	8,593	13,626	5,033
USD Put/JPY Call	JPY	106.000	BNP	12/17/19	29,861,000	USD	29,861,000	253,109	218,941	(34,168)
USD Put/JPY Call	JPY	106.000	DBAG	12/20/19	26,356,000	USD	26,356,000	231,880	203,468	(28,412)
USD Put/MXN Call	MXN	20.000	HSBC	10/30/19	2,599,000	USD	2,599,000	32,579	40,599	8,020
USD Put/MXN Call	MXN	20.150	BOA	10/30/19	1,042,000	USD	1,042,000	15,663	22,062	6,399
USD Put/MXN Call	MXN	19.500	MSIP	10/30/19	4,158,000	USD	4,158,000	37,505	14,470	(23,035)
USD Put/RUB Call	RUB	66.250	DBAG	10/18/19	1,041,000	USD	1,041,000	10,124	21,779	11,655
USD Put/RUB Call	RUB	64.500	BOA	11/18/19	1,023,000	USD	1,023,000	13,916	7,609	(6,307)
USD Put/ZAR Call	ZAR	14.750	CBNA	10/04/19	664,000	USD	664,000	9,817	149	(9,668)
USD Put/ZAR Call	ZAR	14.400	MSIP	10/04/19	697,200	USD	697,200	1,304	1	(1,303)

Totals								$800,231	$671,078	$(129,153)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 10 Year IRS	1.701%	BOA	3M LIBOR	Pay	03/17/20	6,815,000	USD	6,815,000	$131,870	$174,309	$42,439
Call - OTC - 10 Year IRS	1.701%	BOA	3M LIBOR	Pay	03/17/20	436,000	USD	436,000	10,585	11,152	567
Put - OTC - 10 Year IRS	1.701%	BOA	3M LIBOR	Receive	03/17/20	6,815,000	USD	6,815,000	131,870	82,104	(49,766)
Put - OTC - 10 Year IRS	1.701%	BOA	3M LIBOR	Receive	03/17/20	436,000	USD	436,000	5,918	5,253	(665)

Totals									$280,243	$272,818	$(7,425)

BHFTII-43

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Call/USD Put	EUR	1.137	UBSA	10/11/19	(624,000)	EUR	(624,000)	$(3,846)	$(1)	$3,845
EUR Put/USD Call	EUR	1.095	UBSA	10/11/19	(936,000)	EUR	(936,000)	(2,377)	(5,915)	(3,538)
USD Call/BRL Put	BRL	4.200	DBAG	10/07/19	(660,000)	USD	(660,000)	(4,497)	(2,011)	2,486
USD Call/BRL Put	BRL	4.220	BNP	10/11/19	(4,614,000)	USD	(4,614,000)	(17,291)	(16,361)	930
USD Call/BRL Put	BRL	4.300	BNP	10/29/19	(347,500)	USD	(347,500)	(4,685)	(1,563)	3,122
USD Call/BRL Put	BRL	4.300	MSIP	10/29/19	(347,500)	USD	(347,500)	(4,272)	(1,563)	2,709
USD Call/BRL Put	BRL	4.300	BNP	11/04/19	(347,000)	USD	(347,000)	(3,713)	(2,014)	1,699
USD Call/BRL Put	BRL	4.100	DBAG	11/07/19	(554,000)	USD	(554,000)	(8,199)	(13,712)	(5,513)
USD Call/BRL Put	BRL	3.950	JPMC	11/22/19	(1,546,000)	USD	(1,546,000)	(19,232)	(83,767)	(64,535)
USD Call/RUB Put	RUB	70.000	DBAG	10/18/19	(520,000)	USD	(520,000)	(3,330)	(42)	3,288
USD Call/RUB Put	RUB	66.000	BOA	11/18/19	(511,000)	USD	(511,000)	(4,661)	(4,925)	(264)
USD Put/BRL Call	BRL	3.800	DBAG	10/07/19	(1,321,000)	USD	(1,321,000)	(4,491)	(1)	4,490
USD Put/BRL Call	BRL	3.950	BNP	10/11/19	(2,307,000)	USD	(2,307,000)	(12,688)	(244)	12,444
USD Put/BRL Call	BRL	3.920	BNP	10/29/19	(695,000)	USD	(695,000)	(2,071)	(493)	1,578
USD Put/BRL Call	BRL	3.920	MSIP	10/29/19	(695,000)	USD	(695,000)	(1,911)	(493)	1,418
USD Put/BRL Call	BRL	4.000	BNP	11/04/19	(1,042,000)	USD	(1,042,000)	(7,101)	(3,257)	3,844
USD Put/BRL Call	BRL	3.990	HSBC	11/14/19	(2,043,000)	USD	(2,043,000)	(17,621)	(8,174)	9,447
USD Put/BRL Call	BRL	3.500	JPMC	11/22/19	(6,184,000)	USD	(6,184,000)	(15,213)	(31)	15,182
USD Put/INR Call	INR	70.500	BOA	11/18/19	(1,534,000)	USD	(1,534,000)	(5,170)	(8,897)	(3,727)
USD Put/JPY Call	JPY	102.000	BNP	12/17/19	(29,861,000)	USD	(29,861,000)	(74,652)	(61,842)	12,810
USD Put/JPY Call	JPY	102.000	DBAG	12/20/19	(26,356,000)	USD	(26,356,000)	(72,084)	(59,090)	12,994
USD Put/MXN Call	MXN	19.650	BOA	10/30/19	(1,563,000)	USD	(1,563,000)	(9,198)	(9,262)	(64)
USD Put/MXN Call	MXN	19.500	HSBC	10/30/19	(4,158,000)	USD	(4,158,000)	(19,567)	(14,470)	5,097
USD Put/RUB Call	RUB	62.900	BOA	11/18/19	(1,534,000)	USD	(1,534,000)	(6,388)	(2,614)	3,774
USD Put/ZAR Call	ZAR	14.400	CBNA	10/04/19	(996,000)	USD	(996,000)	(7,068)	(2)	7,066

Totals								$(331,326)	$(300,744)	$30,582

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	12M CPTFE	Maturity	0.993%	Maturity	09/15/29	EUR	52,352,000	$96,635	$2,337	$94,298
Pay	28-Day TIIE	Monthly	6.320%	Monthly	07/17/25	MXN	40,086,000	(24,495)	—	(24,495)
Pay	28-Day TIIE	Monthly	6.670%	Monthly	08/12/24	MXN	57,886,667	18,282	52	18,230
Pay	28-Day TIIE	Monthly	6.715%	Monthly	08/13/24	MXN	49,808,000	20,549	44	20,505
Pay	28-Day TIIE	Monthly	6.730%	Monthly	08/09/24	MXN	26,309,333	11,725	24	11,701
Pay	28-Day TIIE	Monthly	7.000%	Monthly	08/11/22	MXN	78,004,000	49,057	63	48,994
Pay	28-Day TIIE	Monthly	8.125%	Monthly	02/02/24	MXN	45,812,597	144,378	38	144,340
Pay	28-Day TIIE	Monthly	8.135%	Monthly	02/05/24	MXN	32,923,797	104,600	27	104,573
Pay	28-Day TIIE	Monthly	8.206%	Monthly	10/07/20	MXN	188,281,000	107,934	86	107,848
Pay	28-Day TIIE	Monthly	8.390%	Monthly	01/18/24	MXN	87,301,243	317,989	71	317,918
Pay	3M LIBOR	Quarterly	2.131%	Semi-Annually	08/25/25	USD	1,285,000	45,188	—	45,188
Pay	6M LIBOR	Semi-Annually	0.726%	Semi-Annually	09/26/21	GBP	69,280,000	107,041	1,756	105,285
Pay	6M LIBOR	Semi-Annually	0.747%	Semi-Annually	09/24/21	GBP	69,580,000	144,172	1,720	142,452
Receive	12M CPTFE	Maturity	0.805%	Maturity	09/15/24	EUR	52,352,000	(45,441)	2,066	(47,507)
Receive	28-Day TIIE	Monthly	6.780%	Monthly	08/06/21	MXN	138,445,773	(35,694)	104	(35,798)
Receive	28-Day TIIE	Monthly	6.860%	Monthly	07/23/21	MXN	31,345,148	(9,086)	24	(9,110)
Receive	28-Day TIIE	Monthly	6.900%	Monthly	07/26/21	MXN	43,753,087	(13,559)	33	(13,592)
Receive	28-Day TIIE	Monthly	7.105%	Monthly	10/14/22	MXN	48,327,742	(39,942)	46	(39,988)
Receive	28-Day TIIE	Monthly	7.110%	Monthly	10/14/22	MXN	36,666,258	(30,564)	35	(30,599)
Receive	28-Day TIIE	Monthly	7.200%	Monthly	08/03/22	MXN	62,241,433	(55,431)	51	(55,482)
Receive	28-Day TIIE	Monthly	7.210%	Monthly	07/25/22	MXN	9,147,880	(8,144)	8	(8,152)
Receive	28-Day TIIE	Monthly	7.220%	Monthly	07/20/22	MXN	6,536,098	(5,875)	5	(5,880)

BHFTII-44

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Receive	28-Day TIIE	Monthly	7.230%	Monthly	07/18/22	MXN	33,983,059	$(30,933)	$28	$(30,961)
Receive	28-Day TIIE	Monthly	7.230%	Monthly	07/19/22	MXN	16,991,530	(15,480)	14	(15,494)
Receive	3M LIBOR	Semi-Annually	2.272%	Quarterly	09/11/25	USD	955,000	(41,441)	—	(41,441)
Receive	3M LIBOR	Semi-Annually	2.915%	Quarterly	08/23/26	USD	110,000	(10,104)	2	(10,106)
Receive	3M LIBOR	Semi-Annually	3.156%	Quarterly	10/03/28	USD	1,279,000	(173,492)	24	(173,516)

Totals								$627,869	$8,658	$619,211

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	1-Day CDI	Maturity	8.270%	Maturity	01/02/23	JPMC	BRL	16,183,229	$250,914	$—	$250,914
Pay	1-Day CDI	Maturity	6.350%	Maturity	01/02/23	JPMC	BRL	24,345,281	59,022	—	59,022
Pay	28-Day TIIE	Monthly	6.270%	Monthly	12/05/25	BOA	MXN	2,209,451	(1,857)	—	(1,857)
Pay	28-Day TIIE	Monthly	6.325%	Monthly	07/17/25	CBNA	MXN	19,973,500	(12,169)	—	(12,169)
Receive	28-Day TIIE	Monthly	6.307%	Monthly	08/11/25	DBAG	MXN	74,533,884	49,812	—	49,812
Receive	28-Day TIIE	Monthly	6.310%	Monthly	08/11/25	BOA	MXN	20,079,000	13,277	—	13,277
Receive	28-Day TIIE	Monthly	6.310%	Monthly	08/11/25	BOA	MXN	20,079,000	13,277	—	13,277

Totals									$372,276	$—	$372,276

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.NA.IG.33.V1	1.000%	Quarterly	12/20/24	0.598%	USD	18,743,000	$(372,611)	$(389,898)	$17,287

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Argentine Republic Government International Bond 7.500%, due 04/22/26	(5.000%)	Quarterly	12/20/24	MSIP	40.073%	USD	746,000	$449,252	$428,195	$21,057
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BNP	2.643%	USD	250,000	(24,516)	(13,946)	(10,570)
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BNP	2.643%	USD	250,000	(24,516)	(15,050)	(9,466)
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BBP	2.643%	USD	250,000	(24,516)	(15,795)	(8,721)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	CBNA	1.373%	USD	11,460,000	207,220	199,131	8,089
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	CBNA	1.373%	USD	2,310,000	41,770	40,139	1,631
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	GSI	1.373%	USD	7,345,193	132,816	139,383	(6,567)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	GSI	1.373%	USD	1,377,600	24,910	26,141	(1,231)
Broadcom, Inc. 3.625%, due 10/15/24	(1.000%)	Quarterly	12/20/24	JPMC	0.000%	USD	285,000	9,189	9,132	57

BHFTII-45

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond 7.500%, due 04/08/33	(1.000%)	Quarterly	06/20/20	JPMC	0.322%	USD	3,824,276	$(18,798)	$33,406	$(52,204)
Mexico Government International Bond 7.500%, due 04/08/33	(1.000%)	Quarterly	09/20/20	BOA	0.375%	USD	3,824,276	(23,279)	50,241	(73,520)
Mexico Government International Bond 4.150%, due 03/28/27	(1.000%)	Quarterly	12/20/24	CBNA	1.164%	USD	9,714,926	77,575	76,719	856
Mexico Government International Bond 4.150%, due 03/28/27	(1.000%)	Quarterly	12/20/24	CBNA	1.164%	USD	5,670,000	45,276	35,991	9,285
Mexico Government International Bond 4.150%, due 03/28/27	(1.000%)	Quarterly	12/20/24	CBNA	1.164%	USD	1,970,000	15,731	15,557	174
Mexico Government International Bond 4.150%, due 03/28/27	(1.000%)	Quarterly	12/20/24	CBNA	1.164%	USD	1,150,000	9,183	7,300	1,883
Philippines Government International Bond 10.625%, due 03/16/25	(1.000%)	Quarterly	12/20/24	CBNA	0.483%	USD	5,396,000	(138,680)	(142,574)	3,894
Qatar Government International Bond 9.750%, due 06/15/30	(1.000%)	Quarterly	12/20/24	JPMC	0.537%	USD	1,051,000	(24,236)	(27,322)	3,086
Republic of Colombia 10.375%, due 01/28/33	(1.000%)	Quarterly	12/20/24	CBNA	0.936%	USD	657,000	(2,072)	(2,495)	423
Republic of Colombia 10.375%, due 01/28/33	(1.000%)	Quarterly	12/20/24	CBNA	0.936%	USD	11,696,713	(36,889)	(44,420)	7,531
Republic of Colombia 10.375%, due 01/28/33	(1.000%)	Quarterly	12/20/24	MSIP	0.936%	USD	360,000	(1,135)	(1,434)	299
Republic of Colombia 10.375%, due 01/28/33	(1.000%)	Quarterly	12/20/24	MSIP	0.936%	USD	6,450,000	(20,342)	(25,698)	5,356
Republic of South Africa Government International Bond 5.500%, due 03/09/20	(1.000%)	Quarterly	12/20/24	GSI	1.935%	USD	6,347,431	281,970	256,366	25,604
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	Quarterly	06/20/24	BBP	3.885%	USD	499,000	(22,077)	(5,556)	(16,521)
Transocean, Inc. 3.800%, due 10/15/22	(1.000%)	Quarterly	06/20/22	MSIP	5.844%	USD	509,000	58,262	44,923	13,339
Turkey Government International Bond 11.875%, due 01/15/30	(1.000%)	Quarterly	12/20/24	GSI	3.580%	USD	3,196,800	370,735	415,352	(44,617)

Totals								$1,362,833	$1,483,686	$(120,853)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation/ (Depreciation)
Broadcom, Inc. 3.625%, due 10/15/24	1.000%	Quarterly	06/20/24	CBNA	0.000%	USD	3,239,000	$(235,812)	$(234,182)	$(1,630)
Mexico Government International Bond 7.500%, due 04/08/33	1.000%	Quarterly	06/20/20	BOA	0.322%	USD	3,824,276	18,798	(38,756)	57,554
Mexico Government International Bond 7.500%, due 04/08/33	1.000%	Quarterly	09/20/20	JPMC	0.375%	USD	3,824,276	23,279	(43,741)	67,020
Turkey Government International Bond 11.875%, due 01/15/30	1.000%	Quarterly	12/20/24	GSI	3.580%	USD	799,200	(92,684)	(103,838)	11,154

Totals								$(286,419)	$(420,517)	$134,098

BHFTII-46

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.32.V1	(1.000%)	Quarterly	12/20/24	CBNA	2.115%	USD	1,805,000	$95,021	$88,168	$6,853
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.175%	USD	1,001,000	(8,576)	145	(8,721)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.175%	USD	2,340,000	(20,048)	(883)	(19,165)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	CSI	0.277%	USD	1,610,000	(20,533)	19,805	(40,338)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	DBAG	0.277%	USD	1,280,000	(16,324)	15,972	(32,296)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.277%	USD	900,000	(11,478)	11,071	(22,549)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.277%	USD	1,090,000	(13,901)	13,409	(27,310)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.277%	USD	1,960,000	(24,997)	26,423	(51,420)
CMBX.NA.BBB-.V6	(3.000%)	Monthly	05/11/63	JPMC	6.214%	USD	340,000	28,771	34,298	(5,527)
CMBX.NA.BBB-.V9	(3.000%)	Monthly	09/17/58	CBNA	3.522%	USD	500,000	13,740	17,449	(3,709)
CMBX.NA.BBB-.V9	(3.000%)	Monthly	09/17/58	MSIP	3.522%	USD	105,000	2,885	6,000	(3,115)

Totals								$24,560	$231,857	$(207,297)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	DBAG	1.943%	USD	1,310,000	$4,702	$(59,736)	$64,438
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	DBAG	1.943%	USD	660,000	2,369	(30,600)	32,969
CMBX.NA.AAA.V7	0.500%	Monthly	01/17/47	CSI	0.195%	USD	5,000,000	58,930	(156,398)	215,328
CMBX.NA.BBB-.V10	3.000%	Monthly	11/17/59	JPMC	3.552%	USD	40,000	(1,327)	(3,575)	2,248
CMBX.NA.BBB-.V6	3.000%	Monthly	05/11/63	CSI	6.214%	USD	340,000	(28,771)	(28,925)	154
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	DBAG	3.522%	USD	467,000	(12,833)	(57,312)	44,479
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	MSIP	3.522%	USD	58,000	(1,594)	(3,479)	1,885
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	MSIP	3.522%	USD	250,000	(6,870)	(12,539)	5,669

Totals								$14,606	$(352,564)	$367,170

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Receive	3M LIBOR	Quarterly	07/17/20	BNP	Sprint Corp.	USD	510,187	$48,733	$—	$48,733
Receive	3M LIBOR	Quarterly	09/29/20	BNP	Tidewater, Inc.	USD	49,174	(236)	—	(236)

Totals								$48,497	$—	$48,497

Securities in amount of $381,412 have been received at the custodian bank as collateral for OTC swap contracts.

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

BHFTII-47

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(NWM)—	Natwest Markets plc
(RBC)—	Royal Bank of Canada
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust
(UBSA)—	UBS AG
(WBC)—	Westpac Banking Corp.

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(TRY)—	Turkish Lira
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(BADLAR)—	Buenos Aires Deposits of Large Amount Rate Index
(CDI)—	Brazil Interbank Deposit Rate
(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX)—	Commercial Mortgage-Backed Index
(CMBX.NA.A)—	Markit North America A Rated CMBS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CPTFE)—	Eurozone Harmonized Index of Consumer Prices ex-Tobacco
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(SOFR)—	Secured Overnight Financing Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate

Other Abbreviations

(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(ICE)—	Intercontinental Exchange, Inc.
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,699,853,731	$—	$1,699,853,731
Total Corporate Bonds & Notes*	—	1,209,011,674	—	1,209,011,674
Total Asset-Backed Securities*	—	397,068,898	—	397,068,898
Total Mortgage-Backed Securities*	—	189,059,464	—	189,059,464
Total Municipals*	—	188,736,079	—	188,736,079
Total Foreign Government*	—	112,367,452	—	112,367,452

BHFTII-48

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$105,591	$—	$105,591
Airlines	—	3,371,954	—	3,371,954
Building Materials	—	642,303	—	642,303
Building Products	—	262,468	—	262,468
Commercial Services	—	4,955,714	1,220,564	6,176,278
Diversified Financial Services (Less Unfunded Loan Commitments of $4,756,562)	—	11,079,615	6,897,777	17,977,392
Entertainment	—	4,084,511	—	4,084,511
Healthcare-Services	—	1,681,716	—	1,681,716
Iron/Steel	—	234,365	—	234,365
Oil & Gas	—	262,622	—	262,622
Oil, Gas & Consumable Fuels	—	1,284,030	—	1,284,030
Pipelines	—	1,074,026	—	1,074,026
Real Estate Investment Trusts	—	1,136,474	—	1,136,474
Retail	—	1,168,739	—	1,168,739
Telecommunications	—	1,879,764	—	1,879,764
Transportation	—	423,772	—	423,772
Total Floating Rate Loans (Less Unfunded Loan Commitments of $4,756,562)	—	33,647,664	8,118,341	41,766,005
Total Preferred Stock*	—	3,960,350	—	3,960,350
Total Common Stocks*	2,113,581	—	—	2,113,581
Total Escrow Shares*	—	—	1	1
Total Short-Term Investment*	—	74,795,822	—	74,795,822
Total Securities Lending Reinvestments*	—	30,102,843	—	30,102,843
Purchased Options
Equity Options at Value	234,150	—	—	234,150
Foreign Currency Options at Value	—	671,078	—	671,078
Interest Rate Swaptions at Value	—	272,818	—	272,818
Total Purchased Options	234,150	943,896	—	1,178,046
Total Net Investments (Less Unfunded Loan Commitments of $4,756,562)	$2,347,731	$3,939,547,873	$8,118,342	$3,950,013,946

Collateral for Securities Loaned (Liability)	$—	$(30,102,837)	$—	$(30,102,837)
TBA Forward Sales Commitments	$—	$(73,422,694)	$—	$(73,422,694)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,413,966	$—	$1,413,966
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,821,527)	—	(1,821,527)
Total Forward Contracts	$—	$(407,561)	$—	$(407,561)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$958,560	$—	$—	$958,560
Futures Contracts (Unrealized Depreciation)	(3,773,360)	—	—	(3,773,360)
Total Futures Contracts	$(2,814,800)	$—	$—	$(2,814,800)
Written Options at Value	$—	$(300,744)	$—	$(300,744)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,178,619	$—	$1,178,619
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(542,121)	—	(542,121)
Total Centrally Cleared Swap Contracts	$—	$636,498	$—	$636,498
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$2,407,419	$—	$2,407,419
OTC Swap Contracts at Value (Liabilities)	—	(871,066)	—	(871,066)
Total OTC Swap Contracts	$—	$1,536,353	$—	$1,536,353

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2019 is not presented.

Transfers from Level 3 to Level 2 in the amount of $14,506,003 were due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be significant observable inputs.

BHFTII-49

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.6%
Boeing Co. (The)	113,005	$42,995,012

Automobiles—0.4%
Ferrari NV	46,040	7,094,304

Beverages—2.3%
Constellation Brands, Inc. - Class A	184,919	38,330,010

Biotechnology—1.1%
Vertex Pharmaceuticals, Inc. (a)	108,951	18,458,478

Capital Markets—4.2%
CME Group, Inc.	149,256	31,543,763
S&P Global, Inc.	160,107	39,223,013

		70,766,776

Chemicals—2.5%
Corteva, Inc.	426,502	11,942,056
Sherwin-Williams Co. (The) (b)	53,332	29,325,667

		41,267,723

Construction Materials—1.1%
Vulcan Materials Co. (b)	126,421	19,119,912

Containers & Packaging—1.4%
Ball Corp.	326,834	23,796,783

Electronic Equipment, Instruments & Components—1.0%
Keysight Technologies, Inc. (a) (b)	179,136	17,420,976

Entertainment—2.4%
Netflix, Inc. (a) (b)	147,546	39,486,260

Equity Real Estate Investment Trusts—1.9%
SBA Communications Corp.	132,582	31,972,149

Health Care Equipment & Supplies—6.4%
Align Technology, Inc. (a) (b)	123,074	22,266,548
Becton Dickinson & Co.	86,492	21,879,016
Boston Scientific Corp. (a)	767,224	31,218,345
Intuitive Surgical, Inc. (a)	60,475	32,652,267

		108,016,176

Health Care Providers & Services—2.1%
Humana, Inc.	28,555	7,300,657
UnitedHealth Group, Inc.	131,162	28,504,126

		35,804,783

Hotels, Restaurants & Leisure—0.7%
Domino’s Pizza, Inc. (b)	48,508	11,864,572

Industrial Conglomerates—1.8%
Honeywell International, Inc.	55,059	9,315,983
Roper Technologies, Inc. (b)	60,005	21,397,783

		30,713,766

Interactive Media & Services—9.4%
Alphabet, Inc. - Class A (a)	38,890	47,490,135
Facebook, Inc. - Class A (a)	263,596	46,941,176
IAC/InterActiveCorp (a)	181,485	39,558,285
Tencent Holdings, Ltd.	552,300	23,439,444

		157,429,040

Internet & Direct Marketing Retail—12.3%
Alibaba Group Holding, Ltd. (ADR) (a)	194,725	32,563,862
Amazon.com, Inc. (a)	77,886	135,203,086
Booking Holdings, Inc. (a) (b)	5,044	9,899,405
MercadoLibre, Inc. (a) (b)	50,499	27,836,564

		205,502,917

IT Services—11.7%
GoDaddy, Inc. - Class A (a)	191,697	12,648,168
MasterCard, Inc. - Class A	279,714	75,961,931
PayPal Holdings, Inc. (a)	156,059	16,166,152
Shopify, Inc. - Class A (a)	21,168	6,597,219
Visa, Inc. - Class A	489,686	84,230,889

		195,604,359

Life Sciences Tools & Services—2.6%
Illumina, Inc. (a)	58,017	17,649,932
IQVIA Holdings, Inc. (a) (b)	170,258	25,433,140

		43,083,072

Machinery—0.7%
Xylem, Inc.	149,267	11,884,639

Pharmaceuticals—1.5%
Zoetis, Inc.	194,817	24,272,250

Professional Services—3.9%
CoStar Group, Inc. (a)	72,537	43,028,949
TransUnion (b)	278,665	22,602,518

		65,631,467

Road & Rail—1.2%
Union Pacific Corp.	118,590	19,209,208

Semiconductors & Semiconductor Equipment—2.1%
ASML Holding NV	144,105	35,798,564

Software—18.4%
Adobe, Inc. (a)	145,411	40,169,789
Autodesk, Inc. (a) (b)	181,028	26,737,836
Coupa Software, Inc. (a) (b)	62,689	8,122,614
Intuit, Inc.	155,110	41,249,953
Microsoft Corp.	721,415	100,298,327
PTC, Inc. (a) (b)	114,351	7,796,451
Salesforce.com, Inc. (a)	316,974	47,051,621
ServiceNow, Inc. (a)	144,983	36,803,934

		308,230,525

BHFTII-50

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—1.3%
Burlington Stores, Inc. (a) (b)	105,477	$21,076,414

Textiles, Apparel & Luxury Goods—1.1%
NIKE, Inc. - Class B (b)	199,722	18,757,890

Total Common Stocks (Cost $1,185,670,587)		1,643,588,025

Preferred Stock—0.9%

Software—0.9%
Palantir Technologies, Inc. - Series I, (a) (c) (d) (e) (Cost $15,555,194)	2,537,552	15,555,194

Short-Term Investment—1.0%

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $17,609,495; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $17,961,323.	17,609,104	17,609,104

Total Short-Term Investments (Cost $17,609,104)		17,609,104

Securities Lending Reinvestments (f)—10.1%

Certificates of Deposit—7.2%
Banco Del Estado De Chile New York
2.206%, 1M LIBOR + 0.160%, 11/22/19 (g)	2,000,000	1,999,890
2.222%, 1M LIBOR + 0.180%, 10/09/19 (g)	5,000,000	5,000,000
Banco Santander S.A. 2.192%, 1M LIBOR + 0.150%, 11/07/19 (g)	3,000,000	2,999,763
Bank of Montreal (Chicago)
2.070%, SOFR + 0.250%, 07/10/20 (g)	1,000,000	1,000,068
2.150%, 1M LIBOR + 0.100%, 10/11/19 (g)	5,000,000	4,999,910
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (g)	2,000,000	1,999,990
Bank of Nova Scotia
2.198%, 1M LIBOR + 0.170%, 05/15/20 (g)	3,000,000	2,998,674
2.481%, 3M LIBOR + 0.170%, 01/09/20 (g)	2,000,000	2,000,834
BNP Paribas S.A. New York 2.289%, 3M LIBOR + 0.050%, 11/06/19 (g)	2,000,000	2,000,370
Canadian Imperial Bank of Commerce
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (g)	2,000,000	2,000,010
2.278%, 1M LIBOR + 0.250%, 10/15/19 (g)	2,000,000	2,000,068
Chiba Bank, Ltd. 2.270%, 10/08/19	2,000,000	2,000,056
China Construction Bank Corp. 2.470%, 10/18/19	4,000,000	4,000,508
Commonwealth Bank of Australia 2.200%, 1M LIBOR + 0.175%, 04/16/20 (g)	3,000,000	2,998,770
Cooperative Rabobank UA 2.439%, 3M LIBOR + 0.150%, 01/08/20 (g)	3,000,000	3,000,057

Certificates of Deposit—(Continued)
Credit Industriel et Commercial 2.393%, 3M LIBOR + 0.090%, 10/15/19 (g)	2,000,000	2,000,210
Credit Suisse AG 2.219%, 1M LIBOR + 0.130%, 11/04/19 (g)	2,000,000	1,999,840
DZ Bank AG Zero Coupon, 10/18/19	6,957,859	6,992,650
KBC Bank NV Zero Coupon, 10/25/19	7,896,000	7,989,238
Mitsubishi UFJ Trust and Banking Corp. 2.226%, 1M LIBOR + 0.180%, 01/23/20 (g)	4,000,000	3,999,948
Mizuho Bank, Ltd. 2.174%, 1M LIBOR + 0.120%, 11/27/19 (g)	6,000,000	5,999,886
MUFG Bank Ltd. 2.216%, 1M LIBOR + 0.170%, 02/24/20 (g)	2,000,000	1,999,794
National Australia Bank, Ltd. 2.232%, 1M LIBOR + 0.190%, 04/08/20 (g)	3,000,000	2,999,520
Norinchukin Bank, New York Zero Coupon, 10/09/19	994,081	999,470
Rabobank International London 2.236%, 1M LIBOR + 0.190%, 04/24/20 (g)	7,000,000	6,999,300
Royal Bank of Canada New York 2.110%, SOFR + 0.290%, 07/16/20 (g)	5,000,000	5,001,575
Societe Generale 2.180%, FEDEFF PRV + 0.350%, 06/19/20 (g)	3,000,000	2,999,559
Sumitomo Mitsui Banking Corp.
2.216%, 1M LIBOR + 0.170%, 01/21/20 (g)	1,000,000	999,986
2.234%, 1M LIBOR + 0.180%, 01/27/20 (g)	5,000,000	4,999,655
Sumitomo Mitsui Trust Bank, Ltd. 2.206%, 1M LIBOR + 0.160%, 10/23/19 (g)	5,000,000	5,000,100
Sumitomo Mitsui Trust International, Ltd. Zero Coupon, 10/17/19	1,973,515	1,998,020
Svenska Handelsbanken AB 2.344%, 1M LIBOR + 0.300%, 10/31/19 (g)	2,000,000	2,000,288
Toronto-Dominion Bank 2.180%, FEDEFF PRV + 0.350%, 07/31/20 (g)	2,000,000	1,998,818
Wells Fargo Bank N.A.
2.180%, FEDEFF PRV + 0.350%, 08/20/20 (g)	4,000,000	4,000,000
2.477%, 3M LIBOR + 0.210%, 10/25/19 (g)	2,000,000	2,000,466
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (g)	6,000,000	5,999,978

		119,977,269

Commercial Paper—1.8%
Bank of China, Ltd. 2.470%, 10/11/19	9,940,994	9,992,890
China Construction Bank Corp. 2.470%, 10/17/19	2,981,475	2,996,763
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (g)	5,000,000	5,000,810
LMA S.A. & LMA Americas, Corp. 2.610%, 10/03/19	1,973,465	1,999,642
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (g)	2,000,000	2,000,056

BHFTII-51

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Thunder Bay Funding LLC 2.167%, 1M LIBOR + 0.100%, 12/05/19 (g)	2,000,000	$1,999,800
UBS AG 2.286%, 1M LIBOR + 0.240%, 01/27/20 (g)	5,000,000	5,000,000
Westpac Banking Corp. 2.194%, 1M LIBOR + 0.150%, 05/29/20 (g)	1,999,753	1,998,978

		30,988,939

Repurchase Agreements—1.1%
BofA Securities, Inc. Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $1,287,849; collateralized by various Common Stock with an aggregate market value of $1,320,000.	1,200,000	1,200,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $7,546,575; collateralized by various Common Stock with an aggregate market value of $8,250,847.	7,500,000	7,500,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $7,014,768; collateralized by various Common Stock with an aggregate market value of $7,700,000.	7,000,000	7,000,000
Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $2,004,219; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000

		17,700,000

Total Securities Lending Reinvestments (Cost $168,665,016)		168,666,208

Total Investments—110.1% (Cost $1,387,499,901)		1,845,418,531
Other assets and liabilities (net)—(10.1)%		(169,469,779)

Net Assets—100.0%		$1,675,948,752

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $165,205,729 and the collateral received consisted of cash in the amount of $166,248,324. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, these securities represent 0.9% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2019, the market value of restricted securities was $15,555,194, which is 0.9% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Palantir Technologies, Inc. - Series I	02/07/14	2,537,552	$15,555,194	$15,555,194

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-52

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$42,995,012	$—	$—	$42,995,012
Automobiles	7,094,304	—	—	7,094,304
Beverages	38,330,010	—	—	38,330,010
Biotechnology	18,458,478	—	—	18,458,478
Capital Markets	70,766,776	—	—	70,766,776
Chemicals	41,267,723	—	—	41,267,723
Construction Materials	19,119,912	—	—	19,119,912
Containers & Packaging	23,796,783	—	—	23,796,783
Electronic Equipment, Instruments & Components	17,420,976	—	—	17,420,976
Entertainment	39,486,260	—	—	39,486,260
Equity Real Estate Investment Trusts	31,972,149	—	—	31,972,149
Health Care Equipment & Supplies	108,016,176	—	—	108,016,176
Health Care Providers & Services	35,804,783	—	—	35,804,783
Hotels, Restaurants & Leisure	11,864,572	—	—	11,864,572
Industrial Conglomerates	30,713,766	—	—	30,713,766
Interactive Media & Services	133,989,596	23,439,444	—	157,429,040
Internet & Direct Marketing Retail	205,502,917	—	—	205,502,917
IT Services	195,604,359	—	—	195,604,359
Life Sciences Tools & Services	43,083,072	—	—	43,083,072
Machinery	11,884,639	—	—	11,884,639
Pharmaceuticals	24,272,250	—	—	24,272,250
Professional Services	65,631,467	—	—	65,631,467
Road & Rail	19,209,208	—	—	19,209,208
Semiconductors & Semiconductor Equipment	35,798,564	—	—	35,798,564
Software	308,230,525	—	—	308,230,525
Specialty Retail	21,076,414	—	—	21,076,414
Textiles, Apparel & Luxury Goods	18,757,890	—	—	18,757,890
Total Common Stocks	1,620,148,581	23,439,444	—	1,643,588,025
Total Preferred Stock*	—	—	15,555,194	15,555,194
Total Short-Term Investment*	—	17,609,104	—	17,609,104
Total Securities Lending Reinvestments*	—	168,666,208	—	168,666,208
Total Investments	$1,620,148,581	$209,714,756	$15,555,194	$1,845,418,531

Collateral for Securities Loaned (Liability)	$—	$(166,248,324)	$—	$(166,248,324)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2019 is not presented.

BHFTII-53

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Short-Term Investments—99.8% of Net Assets

Security Description	Principal Amount*	Value

Certificate of Deposit—26.3%
Bank of Montreal (Chicago)
2.140%, FEDL01 + 0.310%, 07/13/20 (a)	5,000,000	$4,999,991
2.445%, 1M LIBOR + 0.420%, 01/17/20 (a)	3,500,000	3,502,836
Bank of Nova Scotia (Houston) 2.422%, 1M LIBOR + 0.380%, 12/09/19 (a)	12,000,000	12,006,088
BNP Paribas S.A. (NY) 2.180%, 12/24/19	7,000,000	7,001,742
Citibank N.A. (NY) 2.220%, 01/07/20	4,000,000	4,001,416
Cooperatieve Rabobank UA 2.222%, 1M LIBOR + 0.180%, 05/08/20 (a)	6,000,000	5,998,629
Credit Suisse AG
2.120%, SOFR + 0.300%, 06/19/20 (a)	6,000,000	6,001,288
2.690%, SOFR + 0.300%, 11/04/19 (a)	4,000,000	4,002,032
2.700%, SOFR + 0.300%, 05/01/20 (a)	7,000,000	7,026,755
DNB Bank ASA 2.322%, 3M LIBOR + 0.000%, 10/16/19 (a)	7,000,000	6,999,974
Macquarie Bank, Ltd.
2.220%, 1M LIBOR + 0.170%, 12/11/19 (a)	4,000,000	4,000,083
2.292%, 1M LIBOR + 0.250%, 07/07/20 (a)	5,000,000	4,998,540
2.329%, 3M LIBOR + 0.120%, 05/07/20 (a)	7,000,000	7,000,805
Mizuho Bank, Ltd. (NY)
2.191%, 1M LIBOR + 0.150%, 11/18/19 (a)	6,000,000	6,000,243
2.220%, 1M LIBOR + 0.150%, 01/15/20 (a)	8,000,000	8,003,028
MUFG Bank, Ltd.
2.312%, 3M LIBOR + 0.180%, 02/24/20 (a)	4,300,000	4,302,391
2.321%, 3M LIBOR + 0.140%, 05/11/20 (a)	4,500,000	4,502,163
National Bank of Canada (NY) 2.180%, 1M LIBOR + 0.130%, 12/11/19 (a)	8,000,000	8,000,230
Natixis (NY)
2.650%, 12/17/19	8,000,000	8,008,730
2.720%, 04/03/20	7,000,000	7,024,041
Natixis S.A. 2.120%, SOFR + 0.300%, 06/05/20 (a)	4,000,000	4,003,131
Royal Bank of Canada (NY) 2.330%, SOFR + 0.510%, 01/09/20 (a)	6,500,000	6,509,353
Skandinaviska Enskilda Banken AB
2.341%, 3M LIBOR + 0.020%, 10/11/19 (a)	5,000,000	4,999,987
2.620%, 3M LIBOR + 0.020%, 10/21/19 (a)	10,000,000	10,003,236
Standard Chartered Bank 2.184%, 1M LIBOR + 0.140%, 10/31/19 (a)	10,000,000	10,000,288
Sumitomo Mitsui Banking Corp.
2.179%, 1M LIBOR + 0.140%, 11/12/19 (a)	10,000,000	10,000,132
2.227%, 1M LIBOR + 0.190%, 02/24/20 (a)	5,000,000	4,999,348
2.232%, 1M LIBOR + 0.190%, 03/09/20 (a)	3,000,000	2,999,493
2.340%, 3M LIBOR + 0.040%, 10/18/19 (a)	8,000,000	8,000,109
Sumitomo Mitsui Trust Bank, Ltd. (NY)
2.257%, 1M LIBOR + 0.200%, 02/19/20 (a)	8,500,000	8,499,366
2.322%, 3M LIBOR + 0.190%, 02/25/20 (a)	4,000,000	4,002,686
2.538%, 3M LIBOR + 0.235%, 01/15/20 (a)	8,000,000	8,004,194
2.610%, 1M LIBOR + 0.200%, 10/04/19 (a)	8,000,000	8,000,545

		213,402,873

Commercial Paper—47.8%
Antalis S.A.
1.559%, 10/04/19 (b)	12,000,000	11,997,281
Banque Federative du Credit Mutuel S.A. 2.694%, 12/02/19 (b)	6,000,000	5,978,448
Barclays Bank plc 2.200%, 12/20/19 (b)	8,000,000	8,000,920
Barton Capital Corp. 2.149%, 11/26/19 (b)	3,000,000	2,989,916
Bedford Row Funding Corp. 2.029%, 02/19/20 (b)	7,000,000	6,945,137
Bennington Sark Capital Co. LLC 1.521%, 10/04/19 (b)	12,000,000	11,997,267
BPCE S.A. Zero Coupon, 10/01/19 (b)	3,500,000	3,499,809
Caterpillar Financial Services Corp. 2.264%, 3M LIBOR + 0.100%, 06/19/20 (a)	1,642,000	1,642,239
CDP Financial, Inc.
2.468%, 10/28/19 (b)	10,000,000	9,984,102
2.470%, 11/05/19 (b)	10,000,000	9,979,580
Chariot Funding LLC
2.257%, 1M LIBOR + 0.190%, 02/05/20 (a)	10,000,000	10,000,336
2.278%, 10/07/19	5,000,000	4,998,056
Collateralized Commercial Paper FLEX Co. LLC 2.339%, 1M LIBOR + 0.250%, 03/02/20 (a)	10,000,000	10,001,305
CPPIB Capital, Inc. 2.681%, 03/09/20 (b)	10,000,000	9,910,153
Credit Industriel et Commercial (NY)
2.636%, 02/10/20 (b)	6,000,000	5,954,682
2.823%, 11/07/19 (b)	5,000,000	4,989,151
Crown Point Capital Co. LLC 2.350%, 01/08/20 (b)	10,000,000	10,004,983
DBS Bank, Ltd.
2.009%, 02/20/20 (b)	3,000,000	2,976,560
2.193%, 12/09/19 (b)	7,000,000	6,971,417
European Investment Bank
2.053%, 05/04/20 (b)	10,000,000	9,890,897
2.181%, 03/30/20 (b)	6,000,000	5,945,097
Federation des Caisses Desjardins du Quebec
2.133%, 12/19/19 (b)	10,000,000	9,953,556
2.419%, 1M LIBOR + 0.370%, 12/10/19) (a)	7,000,000	7,003,496
ING US Funding LLC
2.276%, 3M LIBOR + 0.170%, 09/23/20 (a)	3,000,000	3,000,013
2.294%, 1M LIBOR + 0.250%, 08/20/20 (a)	6,000,000	5,996,804
Kells Funding LLC
1.866%, 10/09/19 (b)	8,000,000	7,996,026
2.029%, 02/19/20 (b)	2,000,000	1,983,457
2.030%, 02/19/20 (b)	4,000,000	3,966,914
2.035%, 03/19/20 (b)	6,000,000	5,941,432
2.074%, 03/05/20 (b)	9,000,000	8,919,066
Lexington Parker Capital Co. LLC 1.521%, 10/04/19 (b)	8,000,000	7,998,311
Liberty Street Funding LLC 2.228%, 01/28/20 (b)	2,000,000	1,985,980
Matchpoint Finance plc 2.133%, 12/20/19 (b)	10,000,000	9,953,470

BHFTII-54

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Mont Blanc Capital Corp. 1.863%, 10/04/19 (b)	11,065,000	$11,062,493
NRW Bank 2.058%, 11/25/19 (b)	12,000,000	11,961,976
Ontario Teachers’ Cadillac Fairview Properties Trust
2.475%, 10/30/19 (b)	10,000,000	9,982,917
2.527%, 01/08/20 (b)	7,000,000	6,960,975
2.585%, 01/02/20 (b)	8,000,000	7,958,159
Province of Alberta Canada
2.030%, 02/21/20 (b)	10,000,000	9,920,160
2.486%, 11/14/19 (b)	6,000,000	5,984,587
Province of British Columbia Canada 2.036%, 02/04/20 (b)	6,000,000	5,957,391
Regency Market No. 1 LLC 1.521%, 10/04/19 (b)	12,000,000	11,997,281
Ridgefield Funding Co. LLC 2.242%, 10/25/19 (b)	6,000,000	5,991,363
Shell International Finance B.V. 2.104%, 06/30/20 (b)	3,000,000	2,954,790
Suncorp Group, Ltd. 2.323%, 12/16/19 (b)	8,000,000	7,961,620
Thunder Bay Funding LLC 2.128%, 02/03/20 (b)	6,500,000	6,456,047
Toronto-Dominion Bank
2.140%, FEDL01 + 0.310%, 07/10/20 (a)	4,000,000	4,001,221
2.140%, FEDL01 + 0.310%, 07/16/20 (a)	7,000,000	6,999,986
2.236%, 3M LIBOR + 0.190%, 09/28/20 (a)	4,500,000	4,499,996
2.249%, 1M LIBOR + 0.200%, 06/10/20 (a)	6,000,000	5,995,882
Toyota Motor Credit Corp. 2.352%, 3M LIBOR + 0.030%, 01/07/20 (a)	5,000,000	5,000,127
UBS AG 2.484%, 3M LIBOR + 0.320%, 12/19/19 (a)	4,000,000	4,002,400
Victory Receivables Corp. 2.069%, 10/21/19 (b)	9,665,000	9,653,296
Westpac Banking Corp.
2.362%, 1M LIBOR + 0.320%, 11/08/19 (a)	7,000,000	7,001,441
2.433%, 3M LIBOR + 0.180%, 11/01/19 (a)	6,000,000	6,000,858

		387,660,827

Repurchase Agreements—24.9%
Bank of America Securities, Inc.
Repurchase Agreement dated 09/30/19 at 2.300%, due on 10/01/19 with a maturity value of $27,001,725; collateralized by U.S. Treasury Inflation Indexed Note at 1.250%, maturing 07/15/20, with a market value of $27,448,449.	27,000,000	27,000,000
Repurchase Agreement dated 09/30/19 at 2.320%, due on 10/01/19 with a maturity value of $75,020,834; collateralized by U.S. Government Agency Obligations with rates ranging from 3.500% - 4.500%, maturity dates ranging from 05/20/47 - 08/20/49, with a market value of $76,366,380.	75,016,000	75,016,000
JPMorgan Securities, Inc. Repurchase Agreement dated 09/30/19 at 2.350%, due on 10/01/19 with a maturity value of $100,006,528; collateralized by U.S. Treasury Strip with zero coupon, maturing 02/15/24, with a market value of $102,078,424.	100,000,000	100,000,000

		202,016,000

U.S. Treasury—0.5%
U.S. Treasury Bill 1.854%, 03/12/20 (b)	4,000,000	3,967,563

Bank Note—0.3%
Bank of America N.A. 2.330%, 10/06/20	3,000,000	3,000,000

Total Short-Term Investments (Cost $809,837,804)		810,047,263

Total Investments—99.8% (Cost $809,837,804)		810,047,263
Other assets and liabilities (net)—0.2%		1,388,749

Net Assets—100.0%		$811,436,012

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.

Index Abbreviations

(FEDL01)—	Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-55

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Short-Term Investments*	$—	$810,047,263	$—	$810,047,263
Total Investments	$—	$810,047,263	$—	$810,047,263

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-56

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.1%
AB International Bond Portfolio (Class A) (a) (b)	1,087,457	$11,363,924
Baillie Gifford International Stock Portfolio (Class A) (c)	707,103	8,548,871
BlackRock Bond Income Portfolio (Class A) (c)	643,946	69,745,797
BlackRock Capital Appreciation Portfolio (Class A) (c)	107,333	4,228,906
BlackRock High Yield Portfolio (Class A) (a)	371,378	2,837,329
Brighthouse Small Cap Value Portfolio (Class A) (a)	196,692	2,836,302
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (a)	136,535	1,411,776
Brighthouse/Artisan International Portfolio (Class A) (a)	482,507	5,688,763
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (c)	6,560	1,424,124
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	1,129,642	11,364,199
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	2,987,381	28,439,870
Brighthouse/Templeton International Bond Portfolio (Class A) (a)	911,488	8,522,412
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (c)	294,080	9,963,435
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	405,765	5,652,300
Clarion Global Real Estate Portfolio (Class A) (a)	226,355	2,858,860
Harris Oakmark International Portfolio (Class A) (a)	697,814	8,541,244
Invesco Comstock Portfolio (Class A) (a)	875,499	11,355,226
Invesco Global Equity Portfolio (Class A) (a)	68,560	1,410,283
Jennison Growth Portfolio (Class A) (c)	291,160	4,233,461
JPMorgan Core Bond Portfolio (Class A) (a)	4,248,666	44,101,158
JPMorgan Small Cap Value Portfolio (Class A) (a)	203,901	2,828,107
MFS Research International Portfolio (Class A) (a)	359,917	4,272,212

Affiliated Investment Companies—(Continued)
MFS Value Portfolio (Class A) (c)	833,332	12,799,979
Neuberger Berman Genesis Portfolio (Class A) (c)	144,515	2,829,608
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	5,154,526	51,132,895
PIMCO Total Return Portfolio (Class A) (a)	5,685,427	68,338,837
T. Rowe Price Large Cap Growth Portfolio (Class A) (c)	203,054	4,231,646
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	291,295	8,537,864
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	133,966	1,411,998
T. Rowe Price Small Cap Growth Portfolio (Class A) (c)	188,212	4,231,010
TCW Core Fixed Income Portfolio (Class A) (a)	5,168,528	54,114,488
Van Eck Global Natural Resources Portfolio (Class A) (c)	891,461	7,033,624
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (c)	2,104,460	28,431,256
Western Asset Management U.S. Government Portfolio (Class A) (c)	6,267,982	73,962,187

Total Mutual Funds (Cost $573,384,844)		568,683,951

Total Investments—100.1% (Cost $573,384,844)		568,683,951
Other assets and liabilities (net)—(0.1)%		(334,915)

Net Assets—100.0%		$568,349,036

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	Non-income producing security.
(c)	A Portfolio of Brighthouse Funds Trust II.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$568,683,951	$—	$—	$568,683,951
Total Investments	$568,683,951	$—	$—	$568,683,951

BHFTII-57

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a) (b)	20,665,794	$215,957,550
Baillie Gifford International Stock Portfolio (Class A) (c)	12,161,936	147,037,805
BlackRock Bond Income Portfolio (Class A) (c)	4,494,905	486,843,212
BlackRock Capital Appreciation Portfolio (Class A) (c)	2,322,819	91,519,052
BlackRock High Yield Portfolio (Class A) (a)	3,528,562	26,958,216
Brighthouse Small Cap Value Portfolio (Class A) (a)	2,772,074	39,973,301
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (a)	2,525,284	26,111,433
Brighthouse/Artisan International Portfolio (Class A) (a)	9,112,850	107,440,506
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (c)	61,706	13,396,415
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	10,739,341	108,037,773
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	17,044,692	162,265,469
Brighthouse/Templeton International Bond Portfolio (Class A) (a)	16,779,940	156,892,439
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (c)	5,972,309	202,341,843
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	8,616,078	120,021,962
Clarion Global Real Estate Portfolio (Class A) (a)	3,214,344	40,597,160
ClearBridge Aggressive Growth Portfolio (Class A) (a)	3,381,452	52,513,948
Harris Oakmark International Portfolio (Class A) (a)	12,904,532	157,951,467
Invesco Comstock Portfolio (Class A) (a)	13,300,426	172,506,521
Invesco Small Cap Growth Portfolio (Class A) (a)	2,127,297	25,591,379
Jennison Growth Portfolio (Class A) (c)	4,513,691	65,629,062
JPMorgan Core Bond Portfolio (Class A) (a)	19,539,799	202,823,111
JPMorgan Small Cap Value Portfolio (Class A) (a)	2,847,862	39,499,848
MFS Research International Portfolio (Class A) (a)	6,824,464	81,006,391
MFS Value Portfolio (Class A) (c)	14,016,195	215,288,758

Affiliated Investment Companies—(Continued)
Neuberger Berman Genesis Portfolio (Class A) (c)	1,358,854	26,606,368
Oppenheimer Global Equity Portfolio (Class A) (a)	2,530,540	52,053,210
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	32,623,675	323,626,859
PIMCO Total Return Portfolio (Class A) (a)	40,523,417	487,091,468
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a) (b)	2,752,026	25,676,404
T. Rowe Price Large Cap Growth Portfolio (Class A) (c)	4,417,892	92,068,879
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	6,437,135	188,672,420
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	2,521,963	26,581,488
T. Rowe Price Small Cap Growth Portfolio (Class A) (c)	2,357,307	52,992,272
TCW Core Fixed Income Portfolio (Class A) (a)	34,895,596	365,356,889
Van Eck Global Natural Resources Portfolio (Class A) (c)	12,946,919	102,151,188
Wells Capital Management Mid Cap Value Portfolio (Class A) (a)	1,117,935	13,448,764
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (c)	15,999,471	216,152,854
Western Asset Management U.S. Government Portfolio (Class A) (c)	36,664,484	432,640,913

Total Mutual Funds (Cost $5,359,305,226)		5,363,324,597

Total Investments—100.0% (Cost $5,359,305,226)		5,363,324,597
Other assets and liabilities (net)—0.0%		(1,620,524)

Net Assets—100.0%		$5,361,704,073

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	Non-income producing security.
(c)	A Portfolio of Brighthouse Funds Trust II.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$5,363,324,597	$—	$—	$5,363,324,597
Total Investments	$5,363,324,597	$—	$—	$5,363,324,597

BHFTII-58

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a) (c)	41,214,559	$430,692,146
Baillie Gifford International Stock Portfolio (Class A) (b)	35,627,381	430,735,040
BlackRock Bond Income Portfolio (Class A) (b)	7,104,005	769,434,741
BlackRock Capital Appreciation Portfolio (Class A) (b)	8,417,970	331,668,035
BlackRock High Yield Portfolio (Class A) (a)	9,671,053	73,886,848
Brighthouse Small Cap Value Portfolio (Class A) (a)	10,629,159	153,272,479
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (a)	11,614,828	120,097,323
Brighthouse/Artisan International Portfolio (Class A) (a)	31,346,729	369,577,930
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	141,924	30,811,756
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	11,176,773	122,050,366
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	24,485,264	246,321,758
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	25,898,633	246,554,990
Brighthouse/Templeton International Bond Portfolio (Class A) (a)	38,561,004	360,545,384
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	16,395,746	555,487,881
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	26,367,776	367,303,122
Clarion Global Real Estate Portfolio (Class A) (a)	14,660,286	185,159,415
ClearBridge Aggressive Growth Portfolio (Class A) (a)	21,455,647	333,206,201
Harris Oakmark International Portfolio (Class A) (a)	37,267,624	456,155,718
Invesco Comstock Portfolio (Class A) (a)	40,137,467	520,582,953
Invesco Global Equity Portfolio (Class A) (a)	5,829,751	119,917,984
Invesco Small Cap Growth Portfolio (Class A) (a)	12,307,958	148,064,730
Jennison Growth Portfolio (Class A) (b)	27,044,720	393,230,230
JPMorgan Core Bond Portfolio (Class A) (a)	23,704,006	246,047,582
JPMorgan Small Cap Value Portfolio (Class A) (a)	6,583,283	91,310,138
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	4,638,540	59,141,391

Affiliated Investment Companies—(Continued)
MFS Research International Portfolio (Class A) (a)	20,798,547	246,878,754
MFS Value Portfolio (Class A) (b)	44,193,196	678,807,487
Neuberger Berman Genesis Portfolio (Class A) (b)	4,686,921	91,769,912
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	37,090,584	367,938,598
PIMCO Total Return Portfolio (Class A) (a)	61,492,428	739,138,986
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a) (c)	9,449,896	88,167,530
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	16,005,947	333,563,931
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	18,952,170	555,488,096
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	8,689,640	91,588,809
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	8,125,652	182,664,655
TCW Core Fixed Income Portfolio (Class A) (a)	54,705,095	572,762,346
Van Eck Global Natural Resources Portfolio (Class A) (b)	44,493,257	351,051,799
Wells Capital Management Mid Cap Value Portfolio (Class A) (a)	2,560,098	30,797,973
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	18,233,165	246,330,061
Western Asset Management U.S. Government Portfolio (Class A) (b)	41,749,270	492,641,387

Total Mutual Funds (Cost $12,230,347,430)		12,230,846,465

Total Investments—100.0% (Cost $12,230,347,430)		12,230,846,465
Other assets and liabilities (net)—0.0%		(3,236,590)

Net Assets—100.0%		$12,227,609,875

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$12,230,846,465	$—	$—	$12,230,846,465
Total Investments	$12,230,846,465	$—	$—	$12,230,846,465

BHFTII-59

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a) (b)	14,267,984	$149,100,430
Baillie Gifford International Stock Portfolio (Class A) (c)	35,111,489	424,497,905
BlackRock Bond Income Portfolio (Class A) (c)	2,517,303	272,649,054
BlackRock Capital Appreciation Portfolio (Class A) (c)	8,075,830	318,187,694
BlackRock High Yield Portfolio (Class A) (a)	6,529,606	49,886,193
Brighthouse Small Cap Value Portfolio (Class A) (a)	12,108,956	174,611,148
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (a)	11,836,255	122,386,876
Brighthouse/Artisan International Portfolio (Class A) (a)	31,766,832	374,530,945
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (c)	115,194	25,008,553
Brighthouse/Dimensional International Small Company Portfolio (Class A) (c)	17,824,507	194,643,616
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	9,892,484	99,518,387
Brighthouse/Templeton International Bond Portfolio (Class A) (a)	30,949,030	289,373,432
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (c)	14,751,723	499,788,377
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	25,009,054	348,376,117
Clarion Global Real Estate Portfolio (Class A) (a)	19,797,357	250,040,622
ClearBridge Aggressive Growth Portfolio (Class A) (a)	28,567,826	443,658,334
Frontier Mid Cap Growth Portfolio (Class A) (c)	1,420,399	49,529,314
Harris Oakmark International Portfolio (Class A) (a)	38,193,735	467,491,319
Invesco Comstock Portfolio (Class A) (a)	42,258,811	548,096,778
Invesco Global Equity Portfolio (Class A) (a)	7,125,995	146,581,720
Invesco Small Cap Growth Portfolio (Class A) (a)	18,032,830	216,934,946
Jennison Growth Portfolio (Class A) (c)	33,874,970	492,542,066
JPMorgan Core Bond Portfolio (Class A) (a)	9,543,860	99,065,272
JPMorgan Small Cap Value Portfolio (Class A) (a)	10,634,727	147,503,664
Loomis Sayles Small Cap Growth Portfolio (Class A) (c)	9,377,162	119,558,811

Affiliated Investment Companies—(Continued)
MFS Research International Portfolio (Class A) (a)	25,262,196	299,862,266
MFS Value Portfolio (Class A) (c)	39,054,736	599,880,738
Morgan Stanley Discovery Portfolio (Class A) (a)	1,084,292	21,967,749
Neuberger Berman Genesis Portfolio (Class A) (c)	1,267,518	24,817,994
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	14,920,407	148,010,436
PIMCO Total Return Portfolio (Class A) (a)	24,767,633	297,706,954
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a) (b)	12,726,638	118,739,531
T. Rowe Price Large Cap Growth Portfolio (Class A) (c)	20,119,206	419,284,244
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	17,914,098	525,062,226
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	9,418,092	99,266,687
T. Rowe Price Small Cap Growth Portfolio (Class A) (c)	6,599,630	148,359,683
TCW Core Fixed Income Portfolio (Class A) (a)	21,318,450	223,204,177
Van Eck Global Natural Resources Portfolio (Class A) (c)	41,921,259	330,758,732
Wells Capital Management Mid Cap Value Portfolio (Class A) (a)	8,300,422	99,854,072
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (c)	14,764,687	199,470,926

Total Mutual Funds (Cost $9,864,286,460)		9,879,807,988

Total Investments—100.0% (Cost $9,864,286,460)		9,879,807,988
Other assets and liabilities (net)—0.0%		(2,663,235)

Net Assets—100.0%		$9,877,144,753

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	Non-income producing security.
(c)	A Portfolio of Brighthouse Funds Trust II.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$9,879,807,988	$—	$—	$9,879,807,988
Total Investments	$9,879,807,988	$—	$—	$9,879,807,988

BHFTII-60

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—95.4% of Net Assets

Security Description	Shares	Value

Auto Components—4.1%
Delphi Technologies plc	832,728	$11,158,555
Gentex Corp.	953,782	26,262,388

		37,420,943

Automobiles—2.8%
Thor Industries, Inc. (a)	451,655	25,581,739

Banks—9.9%
BOK Financial Corp.	203,424	16,101,010
Fifth Third Bancorp	683,248	18,707,330
M&T Bank Corp.	156,361	24,700,347
Pinnacle Financial Partners, Inc. (a)	254,271	14,429,879
SunTrust Banks, Inc.	227,404	15,645,395

		89,583,961

Capital Markets—3.2%
E*Trade Financial Corp.	421,162	18,400,568
Intercontinental Exchange, Inc.	114,933	10,604,868

		29,005,436

Chemicals—8.2%
Axalta Coating Systems, Ltd. (b)	697,701	21,035,685
Celanese Corp. (a)	305,742	37,389,189
Nutrien, Ltd. (a)	329,994	16,460,101

		74,884,975

Construction & Engineering—1.2%
Jacobs Engineering Group, Inc. (a)	117,227	10,726,271

Consumer Finance—2.4%
Synchrony Financial	644,768	21,980,141

Diversified Consumer Services—2.0%
H&R Block, Inc. (a)	781,862	18,467,580

Diversified Telecommunication Services—2.7%
GCI Liberty, Inc. - Class A (a) (b)	397,630	24,680,894

Electronic Equipment, Instruments & Components—1.9%
Arrow Electronics, Inc. (b)	230,190	17,167,570

Entertainment—1.2%
Lions Gate Entertainment Corp. - Class A (a) (b)	586,625	5,426,281
Lions Gate Entertainment Corp. - Class B (b)	613,550	5,362,427

		10,788,708

Equity Real Estate Investment Trusts—4.3%
Equity Commonwealth	582,473	19,949,700
STORE Capital Corp.	273,932	10,247,796
Weyerhaeuser Co.	309,480	8,572,596

		38,770,092

Food & Staples Retailing—2.8%
Kroger Co. (The)	998,491	25,741,098

Health Care Equipment & Supplies—2.1%
DENTSPLY SIRONA, Inc.	365,417	19,480,380

Health Care Providers & Services—1.8%
AmerisourceBergen Corp.	202,582	16,678,576

Insurance—12.9%
Aon plc	115,971	22,448,506
Arch Capital Group, Ltd. (b)	704,775	29,586,455
Fairfax Financial Holdings, Ltd.	9,954	4,389,515
Globe Life, Inc.	299,576	28,687,398
Loews Corp.	282,675	14,552,109
Progressive Corp. (The)	233,844	18,064,449

		117,728,432

Interactive Media & Services—2.0%
IAC/InterActiveCorp (b)	82,847	18,058,161

Internet & Direct Marketing Retail—2.7%
Expedia Group, Inc.	180,137	24,212,214

Marine—2.6%
Kirby Corp. (a) (b)	285,652	23,469,168

Media—6.1%
CBS Corp. - Class B	404,043	16,311,216
News Corp. - Class A	1,228,619	17,102,377
Omnicom Group, Inc. (a)	283,708	22,214,336

		55,627,929

Oil, Gas & Consumable Fuels—1.7%
Devon Energy Corp.	323,442	7,782,015
Marathon Petroleum Corp.	126,664	7,694,838

		15,476,853

Road & Rail—4.9%
AMERCO	66,560	25,961,062
Ryder System, Inc.	365,650	18,929,701

		44,890,763

Semiconductors & Semiconductor Equipment—3.1%
Analog Devices, Inc.	251,289	28,076,520

Specialty Retail—3.5%
AutoNation, Inc. (a) (b)	628,000	31,839,600

Technology Hardware, Storage & Peripherals—2.0%
NetApp, Inc. (a)	340,337	17,871,096

Trading Companies & Distributors—3.3%
Air Lease Corp. (a)	718,472	30,046,499

Total Common Stocks (Cost $657,534,745)		868,255,599

BHFTII-61

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Short-Term Investment—4.4%

Security Description	Principal Amount*	Value

Repurchase Agreement—4.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $40,098,434; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $40,901,773.	40,097,543	$40,097,543

Total Short-Term Investments (Cost $40,097,543)		40,097,543

Securities Lending Reinvestments (c)—18.0%

Certificates of Deposit—11.4%
ABN AMRO Bank NV 2.120%, 01/10/20	1,000,000	1,000,160
Banco Santander S.A. 2.192%, 1M LIBOR + 0.150%, 11/07/19 (d)	2,000,000	1,999,842
Bank of Montreal (Chicago)
2.070%, SOFR + 0.250%, 07/10/20 (d)	1,000,000	1,000,068
2.150%, 1M LIBOR + 0.100%, 10/11/19 (d)	5,000,000	4,999,910
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (d)	1,000,000	999,995
2.210%, FEDEFF PRV + 0.380%, 09/09/20 (d)	1,000,000	999,996
Bank of Nova Scotia
2.198%, 1M LIBOR + 0.170%, 05/15/20 (d)	2,000,000	1,999,128
2.481%, 3M LIBOR + 0.170%, 01/09/20 (d)	2,000,000	2,000,834
Barclays Bank plc 2.297%, 1M LIBOR + 0.230%, 02/05/20 (d)	2,000,000	1,998,604
Canadian Imperial Bank of Commerce 2.278%, 1M LIBOR + 0.250%, 10/15/19 (d)	5,000,000	5,000,170
Chiba Bank, Ltd. 2.250%, 10/17/19	1,000,000	1,000,052
Commonwealth Bank of Australia 2.200%, 1M LIBOR + 0.175%, 04/16/20 (d)	4,000,000	3,998,360
Cooperative Rabobank UA 2.439%, 3M LIBOR + 0.150%, 01/08/20 (d)	4,000,000	4,000,076
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (d)	2,000,000	2,000,286
Credit Industriel et Commercial
2.260%, 1M LIBOR + 0.160%, 01/03/20 (d)	2,000,000	1,999,748
2.393%, 3M LIBOR + 0.090%, 10/15/19 (d)	2,500,000	2,500,262
Credit Suisse AG 2.240%, 1M LIBOR + 0.140%, 10/02/19 (d)	5,000,000	5,000,000
DNB Bank ASA 2.020%, 03/10/20	3,000,000	2,999,358
DZ Bank AG
Zero Coupon, 10/18/19	1,987,960	1,997,900
Zero Coupon, 11/18/19	994,301	997,180
Zero Coupon, 03/10/20	989,594	990,790
KBC Bank NV
Zero Coupon, 10/25/19	5,922,000	5,991,928
2.080%, 03/12/20	1,000,000	1,000,100
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 11/18/19	994,288	997,180
Mizuho Bank, Ltd.
Zero Coupon, 10/23/19	1,988,162	1,997,320
2.174%, 1M LIBOR + 0.120%, 11/27/19 (d)	1,000,000	999,981

Certificates of Deposit—(Continued)
MUFG Bank Ltd. 2.216%, 1M LIBOR + 0.170%, 02/24/20 (d)	2,000,000	1,999,794
Rabobank International London 2.236%, 1M LIBOR + 0.190%, 04/24/20 (d)	5,000,000	4,999,500
Royal Bank of Canada New York 2.060%, SOFR + 0.240%, 07/08/20 (d)	3,000,000	2,999,760
Societe Generale 2.280%, FEDEFF PRV + 0.450%, 08/14/20 (d)	2,000,286	2,001,038
Standard Chartered Bank
2.158%, 1M LIBOR + 0.130%, 11/15/19 (d)	3,000,000	3,000,051
2.230%, FEDEFF PRV + 0.400%, 03/13/20 (d)	2,000,000	1,999,988
Sumitomo Mitsui Banking Corp.
2.172%, 1M LIBOR + 0.130%, 12/09/19 (d)	2,000,000	1,999,740
2.216%, 1M LIBOR + 0.170%, 01/21/20 (d)	2,000,000	1,999,972
2.234%, 1M LIBOR + 0.180%, 01/27/20 (d)	2,000,000	1,999,862
Sumitomo Mitsui Trust International, Ltd. Zero Coupon, 10/17/19	1,973,515	1,998,020
Svenska Handelsbanken AB
2.266%, 1M LIBOR + 0.220%, 07/22/20 (d)	4,000,000	3,998,768
2.429%, 1M LIBOR + 0.380%, 12/10/19 (d)	2,000,000	2,000,804
Toronto-Dominion Bank
2.180%, FEDEFF PRV + 0.350%, 07/31/20 (d)	2,000,000	1,998,818
2.269%, 1M LIBOR + 0.180%, 06/03/20 (d)	2,000,000	1,999,943
Wells Fargo Bank N.A. 2.180%, FEDEFF PRV + 0.350%, 08/20/20 (d)	4,000,000	4,000,000
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (d)	4,000,000	3,999,986

		103,465,272

Commercial Paper—2.2%
Agricultural Bank of China 2.295%, 12/11/19	994,263	995,388
Bank of China, Ltd.
2.290%, 12/09/19	1,988,550	1,990,894
2.470%, 10/11/19	3,976,398	3,997,156
China Construction Bank Corp. 2.470%, 10/18/19	993,756	998,858
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (d)	4,000,000	4,000,648
Sumitomo Mitsui Banking Corp. 2.187%, 1M LIBOR + 0.130%, 01/06/20 (d)	5,000,000	4,999,360
UBS AG 2.286%, 1M LIBOR + 0.240%, 01/27/20 (d)	3,000,000	3,000,000

		19,982,304

Repurchase Agreements—4.4%
BofA Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $5,000,267; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $2,012,420; collateralized by various Common Stock with an aggregate market value of $2,200,226.	2,000,000	2,000,000

BHFTII-62

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $4,008,439; collateralized by various Common Stock with an aggregate market value of $4,400,000.	4,000,000	$4,000,000
Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $3,006,329; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $2,301,934; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $2,347,855.	2,301,818	2,301,818
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/30/19 at 2.370%, due on 03/30/20 with a maturity value of $3,035,945; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.375%, maturity dates ranging from 03/15/22 - 05/15/29, and various Common Stock with an aggregate market value of $3,293,006.	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $6,902,683; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $7,666,327.	6,900,000	6,900,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $1,000,389; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,111,062.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $1,100,428; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,222,168.	1,100,000	1,100,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $12,004,667; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $13,332,743.	12,000,000	12,000,000

		40,301,818

Total Securities Lending Reinvestments (Cost $163,751,944)		163,749,394

Total Investments—117.8% (Cost $861,384,232)		1,072,102,536
Other assets and liabilities (net)—(17.8)%		(162,184,701)

Net Assets—100.0%		$909,917,835

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $163,020,069 and the collateral received consisted of cash in the amount of $163,604,891. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-63

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$868,255,599	$—	$—	$868,255,599
Total Short-Term Investment*	—	40,097,543	—	40,097,543
Total Securities Lending Reinvestments*	—	163,749,394	—	163,749,394
Total Investments	$868,255,599	$203,846,937	$—	$1,072,102,536

Collateral for Securities Loaned (Liability)	$—	$(163,604,891)	$—	$(163,604,891)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-64

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Australia—6.6%
A2B Australia, Ltd.	55,813	$55,395
Accent Group, Ltd.	90,942	104,709
Adairs, Ltd.	20,017	25,644
Adelaide Brighton, Ltd.	118,950	245,952
AED Oil, Ltd. (a) (b) (c)	93,946	0
Ainsworth Game Technology, Ltd.	51,616	27,081
Alkane Resources, Ltd. (a)	120,355	59,028
Alliance Aviation Services, Ltd.	5,808	9,035
ALS, Ltd.	85,609	463,870
Altium, Ltd.	27,873	628,297
AMA Group, Ltd.	111,029	94,384
Amaysim Australia, Ltd. (a)	29,484	5,993
Ansell, Ltd.	36,143	669,669
AP Eagers, Ltd.	38,258	367,231
Appen, Ltd.	32,399	463,672
ARB Corp., Ltd.	28,061	362,143
Ardent Leisure Group, Ltd. (a)	113,950	74,658
ARQ Group, Ltd.	41,278	10,447
Asaleo Care, Ltd. (a)	98,648	64,927
AUB Group, Ltd.	29,816	235,145
Aurelia Metals, Ltd.	169,705	51,893
Ausdrill, Ltd.	186,432	281,907
Austal, Ltd.	86,940	255,260
Australian Agricultural Co., Ltd. (a)	192,359	135,069
Australian Finance Group, Ltd.	25,492	37,874
Australian Pharmaceutical Industries, Ltd.	174,311	158,745
Auswide Bank, Ltd.	9,275	34,070
Aveo Group	125,167	180,021
AVJennings, Ltd.	10,332	3,979
Baby Bunting Group, Ltd.	17,252	41,409
Bank of Queensland, Ltd.	96,271	645,281
Bapcor, Ltd.	65,878	327,440
Beach Energy, Ltd.	268,166	461,346
Bega Cheese, Ltd.	77,553	238,177
Bellamy’s Australia, Ltd. (a)	26,287	231,272
Bingo Industries, Ltd.	74,763	111,624
Blackmores, Ltd.	4,893	283,127
Blue Sky Alternative Investments, Ltd. (a) (b) (c)	6,725	630
Bravura Solutions, Ltd.	59,470	167,273
Breville Group, Ltd.	34,410	375,383
Brickworks, Ltd.	5,923	70,652
BSA, Ltd.	28,058	8,337
Bubs Australia, Ltd. (a)	5,279	4,769
Buru Energy, Ltd. (a)	72,570	12,974
BWX, Ltd.	2,270	5,952
Capitol Health, Ltd.	260,324	41,169
Capral, Ltd.	136,176	10,591
Cardno, Ltd. (a)	69,333	52,423
Carnarvon Petroleum, Ltd. (a)	66,586	17,581
carsales.com, Ltd.	69,664	722,015
Cash Converters International, Ltd. (a)	152,939	14,491
Cedar Woods Properties, Ltd.	27,273	127,815
Centuria Capital Group	34,894	51,873
Champion Iron, Ltd. (a)	31,434	52,719
Citadel Group, Ltd. (The)	4,283	10,528
Cleanaway Waste Management, Ltd.	475,990	627,789
Clinuvel Pharmaceuticals, Ltd.	7,973	133,033

Australia—(Continued)
Clover Corp., Ltd.	39,945	80,886
CML Group, Ltd.	38,067	12,221
Codan, Ltd.	27,939	104,587
Collection House, Ltd.	40,783	35,476
Collins Foods, Ltd.	30,579	206,691
Cooper Energy, Ltd. (a)	552,999	217,715
Corporate Travel Management, Ltd.	22,148	282,496
Costa Group Holdings, Ltd.	73,544	186,453
Credit Corp. Group, Ltd.	17,158	350,228
CSG, Ltd. (a)	85,825	12,787
CSR, Ltd.	239,936	692,552
Cudeco, Ltd. (a) (b) (c)	51,210	1,524
Dacian Gold, Ltd. (a)	26,247	24,269
Data #3, Ltd.	55,471	111,018
Decmil Group, Ltd.	78,588	46,696
Dicker Data, Ltd.	5,634	30,268
Domain Holdings Australia, Ltd.	96,746	221,712
Domino’s Pizza Enterprises, Ltd.	10,373	325,153
Downer EDI, Ltd.	51,836	273,265
DWS, Ltd.	36,847	25,867
Eclipx Group, Ltd.	36,318	43,587
Elanor Investor Group	5,157	7,318
Elders, Ltd.	45,511	194,330
Electro Optic Systems Holdings, Ltd. (a)	20,983	109,663
Emeco Holdings, Ltd. (a)	76,020	98,371
EML Payments, Ltd. (a)	49,831	144,607
Energy World Corp., Ltd. (a)	325,379	18,855
EQT Holdings, Ltd.	3,062	62,228
ERM Power, Ltd.	49,991	81,680
Estia Health, Ltd.	52,899	91,774
Euroz, Ltd.	23,559	15,925
Event Hospitality and Entertainment, Ltd.	38,556	351,094
FAR, Ltd. (a)	653,097	24,256
Fiducian Group, Ltd.	3,121	11,716
Finbar Group, Ltd.	6,909	3,944
Fleetwood Corp., Ltd. (a)	35,042	45,656
FlexiGroup, Ltd.	60,577	104,348
Freedom Foods Group, Ltd.	19,936	70,696
G8 Education, Ltd.	158,694	278,100
Galaxy Resources, Ltd. (a)	98,235	72,697
Genworth Mortgage Insurance Australia, Ltd.	58,063	133,297
Gold Road Resources, Ltd. (a)	211,954	177,124
GrainCorp, Ltd. - Class A	83,590	448,962
Grange Resources, Ltd.	120,000	19,001
Greenland Minerals Ltd. (a)	349,524	30,744
GUD Holdings, Ltd.	39,734	270,149
GWA Group, Ltd.	92,856	212,703
Hansen Technologies, Ltd.	50,238	128,272
Hastings Technology Metals, Ltd. (a)	99,951	12,112
Healius, Ltd.	291,166	633,527
Horizon Oil, Ltd. (a)	652,736	61,366
HT&E, Ltd.	109,386	136,761
HUB24, Ltd.	12,409	105,598
Huon Aquaculture Group, Ltd.	2,742	8,706
IDM International, Ltd. (a) (b) (c)	1,969	0
IDP Education, Ltd.	15,657	165,522
Iluka Resources, Ltd.	59,734	323,864

BHFTII-65

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Imdex, Ltd.	100,165	$95,107
IMF Bentham, Ltd. (a)	62,005	156,543
Independence Group NL	126,275	549,756
Infigen Energy, Ltd.	343,467	157,313
Infomedia, Ltd.	131,353	180,131
Inghams Group, Ltd.	61,587	131,038
Integral Diagnostics, Ltd.	23,139	51,100
Integrated Research, Ltd.	28,972	60,456
International Ferro Metals, Ltd. (a) (b) (c)	82,765	0
Invocare, Ltd.	40,710	381,784
IOOF Holdings, Ltd.	118,246	510,476
IPH, Ltd.	43,902	258,527
Iress, Ltd.	54,057	423,266
iSelect, Ltd. (a)	46,213	18,419
iSentia Group, Ltd. (a)	28,120	8,370
IVE Group, Ltd.	19,754	28,005
Japara Healthcare, Ltd.	32,040	25,634
JB Hi-Fi, Ltd.	38,643	887,761
Jumbo Interactive, Ltd.	12,118	198,083
Jupiter Mines, Ltd.	284,267	74,884
Karoon Energy, Ltd. (a)	75,600	59,411
Kingsgate Consolidated, Ltd. (a)	121,238	34,376
Kogan.com, Ltd.	15,239	62,459
Lifestyle Communities, Ltd.	10,784	55,775
Link Administration Holdings, Ltd.	48,258	186,207
Lovisa Holdings, Ltd.	11,216	97,068
Lycopodium, Ltd.	6,179	22,691
Lynas Corp., Ltd. (a)	171,099	313,083
MACA, Ltd.	56,351	36,510
Macmahon Holdings, Ltd. (a)	380,170	52,613
Mayne Pharma Group, Ltd. (a)	452,144	159,080
McMillan Shakespeare, Ltd.	29,453	324,358
McPherson’s, Ltd.	34,460	58,358
Medusa Mining, Ltd. (a)	60,972	33,780
Metals X, Ltd. (a)	104,677	13,062
Metcash, Ltd.	385,184	777,984
Millennium Minerals, Ltd. (a)	63,242	3,760
Mincor Resources NL (a)	22,345	8,900
Mineral Resources, Ltd.	41,091	372,799
MMA Offshore, Ltd. (a)	200,470	25,743
Moelis Australia, Ltd.	8,784	23,414
Monadelphous Group, Ltd.	40,177	427,909
Monash IVF Group, Ltd.	21,931	15,830
Money3 Corp., Ltd.	25,929	40,538
Morning Star Gold NL (a) (b) (c)	33,455	0
Mortgage Choice, Ltd.	48,689	37,423
Mount Gibson Iron, Ltd.	406,465	216,972
Myer Holdings, Ltd. (a)	355,143	146,462
MyState, Ltd.	13,575	41,886
Navigator Global Investments, Ltd.	45,623	102,973
Netwealth Group, Ltd.	12,142	74,372
New Hope Corp., Ltd.	32,928	48,930
NEXTDC, Ltd. (a)	82,224	341,373
nib holdings, Ltd.	171,993	850,128
Nick Scali, Ltd.	21,771	110,293
Nine Entertainment Co. Holdings, Ltd.	529,025	698,788
NRW Holdings, Ltd.	120,820	190,461

Australia—(Continued)
Nufarm, Ltd.	112,275	428,282
OceanaGold Corp.	177,811	464,374
OFX Group, Ltd.	99,303	106,901
OM Holdings, Ltd. (d)	21,506	6,554
Onevue Holdings, Ltd. (a)	33,268	9,183
oOh!media, Ltd.	55,990	108,238
Orora, Ltd.	310,992	607,890
Otto Energy, Ltd. (a)	209,028	6,760
OZ Minerals, Ltd.	134,369	875,725
Pacific Current Group, Ltd.	8,717	41,808
Pacific Niugini, Ltd. (a)	76,910	10,575
Pacific Smiles Group, Ltd.	13,431	14,219
Pact Group Holdings, Ltd. (a)	32,535	48,372
Panoramic Resources, Ltd. (a)	213,261	43,185
Paragon Care, Ltd.	45,405	12,265
Peet, Ltd.	88,199	68,498
Pendal Group, Ltd.	62,285	311,871
Perpetual, Ltd.	17,753	450,398
Perseus Mining, Ltd. (a)	231,401	108,585
Platinum Asset Management, Ltd.	71,195	204,047
Pluton Resources, Ltd. (a) (b) (c)	48,332	0
Praemium, Ltd. (a)	98,955	33,767
Premier Investments, Ltd.	44,992	588,736
Prime Media Group, Ltd. (a)	93,371	10,403
Pro Medicus, Ltd.	14,226	267,847
PWR Holdings, Ltd.	5,725	18,152
QANTM Intellectual Property, Ltd.	14,173	12,730
Qube Holdings, Ltd.	145,341	314,336
Ramelius Resources, Ltd.	81,971	61,745
Reckon, Ltd.	36,898	18,695
Regis Healthcare, Ltd.	44,832	88,086
Regis Resources, Ltd.	180,703	593,000
Reject Shop, Ltd. (The)	12,421	16,347
Resolute Mining, Ltd. (a)	277,334	263,059
Rhipe, Ltd.	12,338	22,053
Ridley Corp., Ltd.	123,003	82,624
RPMGlobal Holdings, Ltd. (a)	4,190	2,163
Salmat, Ltd.	45,807	16,232
Sandfire Resources NL	45,376	201,916
Saracen Mineral Holdings, Ltd. (a)	349,701	807,338
SeaLink Travel Group, Ltd.	11,458	28,703
Select Harvests, Ltd.	35,131	182,550
Senex Energy, Ltd. (a)	400,753	93,926
Servcorp, Ltd.	21,215	60,585
Service Stream, Ltd.	79,474	140,237
Seven Group Holdings, Ltd.	5,937	69,705
Seven West Media, Ltd. (a)	408,410	107,626
SG Fleet Group, Ltd.	24,267	38,011
Sheffield Resources, Ltd. (a)	47,049	13,288
Sigma Healthcare, Ltd.	560,969	227,314
Silver Chef, Ltd. (a)	8,928	4,218
Silver Lake Resources, Ltd. (a)	141,935	89,111
SmartGroup Corp., Ltd.	22,008	181,557
Southern Cross Media Group, Ltd.	229,061	191,358
Spark Infrastructure Group	399,421	582,505
SpeedCast International, Ltd.	65,225	53,977
SRG Global, Ltd.	9,380	2,600

BHFTII-66

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
St. Barbara, Ltd.	266,331	$517,259
Stanmore Coal, Ltd.	11,240	10,325
Star Entertainment Group, Ltd. (The)	117,866	346,968
Steadfast Group, Ltd.	206,305	494,993
Strike Energy, Ltd. (a)	253,760	41,917
Sundance Energy Australia, Ltd. (a)	204,616	26,101
Sunland Group, Ltd.	40,150	44,197
Super Retail Group, Ltd.	65,652	439,688
Superloop, Ltd. (a)	12,038	8,137
Superloop, Ltd. (a)	2,898	1,959
Syrah Resources, Ltd. (a)	93,996	32,073
Tassal Group, Ltd.	91,742	265,389
Technology One, Ltd.	85,252	413,628
Thorn Group, Ltd. (a)	62,916	10,432
Tiger Resources, Ltd. (a) (b) (c)	591,241	222
Tribune Resources, Ltd. (a)	2,377	13,160
Troy Resources, Ltd. (a)	106,145	7,831
Villa World, Ltd.	37,045	58,270
Village Roadshow, Ltd.	38,999	75,154
Virgin Australia Holdings, Ltd. (a)	442,369	47,745
Virgin Australia International Holding, Ltd. (a) (b) (c)	968,773	1
Virtus Health, Ltd.	37,091	111,452
Vista Group International, Ltd.	24,156	58,019
Vita Group, Ltd.	31,375	25,740
Vocus Group, Ltd. (a)	176,835	417,862
Webjet, Ltd.	33,524	246,753
Western Areas, Ltd.	118,029	246,902
Westgold Resources, Ltd. (a)	74,440	124,989
Whitehaven Coal, Ltd.	115,974	243,077
WPP AUNZ, Ltd.	131,382	45,533

		41,946,616

Austria—1.4%
Agrana Beteiligungs AG	5,813	107,387
ams AG (a)	16,874	752,843
Andritz AG	18,212	744,933
Austria Technologie & Systemtechnik AG (d)	14,133	242,999
CA Immobilien Anlagen AG	20,949	742,921
DO & Co. AG	2,435	224,259
EVN AG	12,657	222,631
FACC AG (d)	6,291	73,824
Flughafen Wien AG	267	11,160
IMMOFINANZ AG (a)	26,268	731,173
Kapsch TrafficCom AG	1,870	63,150
Lenzing AG	3,209	309,296
Mayr Melnhof Karton AG	3,211	386,586
Oberbank AG	198	20,588
Oesterreichische Post AG	10,088	353,973
Palfinger AG	5,204	136,982
POLYTEC Holding AG	8,428	76,021
Porr AG	2,048	42,182
Rosenbauer International AG	1,615	69,182
S IMMO AG	23,207	533,659
S&T AG	14,298	284,702
Schoeller-Bleckmann Oilfield Equipment AG	3,509	208,385
Semperit AG Holding (a) (d)	5,443	75,130

Austria—(Continued)
Strabag SE	6,827	218,824
Telekom Austria AG (a)	37,440	272,077
UBM Development AG	1,207	55,396
UNIQA Insurance Group AG	36,921	333,349
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,841	282,342
Wienerberger AG	39,101	952,593
Zumtobel Group AG (a)	13,016	97,872

		8,626,419

Belgium—1.9%
Ackermans & van Haaren NV	7,373	1,120,726
AGFA-Gevaert NV (a)	67,517	277,105
Atenor	1,089	88,547
Banque Nationale de Belgique	88	213,898
Barco NV	4,866	960,764
Bekaert S.A.	11,685	335,333
Biocartis NV (a) (d)	10,340	69,907
bpost S.A.	18,928	198,643
Cie d’Entreprises CFE	3,200	294,909
Cie Immobiliere de Belgique S.A.	1,276	93,182
D’ieteren S.A.	8,787	476,662
Deceuninck NV	27,313	54,630
Econocom Group S.A.	39,556	99,127
Elia System Operator S.A.	10,172	831,580
Euronav NV (d)	38,347	348,801
EVS Broadcast Equipment S.A.	4,761	116,804
Exmar NV (a)	10,339	62,331
Fagron	12,062	213,788
Galapagos NV (a)	16,401	2,499,103
GIMV NV	3,198	192,989
Ion Beam Applications (a) (d)	6,507	111,881
Jensen-Group NV	1,035	39,154
Kinepolis Group NV	5,586	343,146
Lotus Bakeries NV	96	269,936
MDxHealth (a) (d)	8,434	9,292
Melexis NV (d)	5,431	376,670
Nyrstar NV (a) (d)	26,926	6,163
Ontex Group NV	16,729	301,213
Orange Belgium S.A.	13,209	272,698
Oxurion NV (a) (d)	12,685	35,940
Picanol	1,096	74,550
Recticel S.A. (d)	18,423	156,486
Resilux NV	229	32,201
Roularta Media Group NV	1,629	22,629
Sioen Industries NV	3,002	70,026
Sipef S.A. (d)	3,358	157,686
Telenet Group Holding NV	6,475	305,640
TER Beke S.A.	141	19,358
Tessenderlo Group S.A. (a)	13,457	425,645
Van de Velde NV	1,970	50,465
Viohalco S.A. (a) (d)	45,397	180,917

		11,810,525

Canada—8.9%
5N Plus, Inc. (a)	33,732	55,760
Absolute Software Corp.	18,754	107,724

BHFTII-67

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Acadian Timber Corp.	3,800	$48,789
Advantage Oil & Gas, Ltd. (a)	91,030	147,726
Aecon Group, Inc. (d)	30,622	421,591
AG Growth International, Inc.	5,820	195,574
AGF Management, Ltd. - Class B	32,280	151,063
Aimia, Inc. (a)	48,671	124,171
AirBoss of America Corp.	3,761	22,143
AKITA Drilling, Ltd. - Class A	3,414	2,809
Alamos Gold, Inc. - Class A	134,669	782,693
Alaris Royalty Corp.	16,654	247,513
Alcanna, Inc. (a)	12,660	49,690
Alexco Resource Corp. (a) (d)	22,734	39,639
Algoma Central Corp.	4,410	46,102
Alio Gold, Inc. (a)	5,966	3,693
Altius Minerals Corp.	12,660	105,496
Altus Group, Ltd.	10,488	316,259
Americas Gold And Silver Corp. (a)	4,400	10,993
Amerigo Resources, Ltd. (a)	35,000	18,493
Andrew Peller, Ltd. - Class A	11,417	121,939
ARC Resources, Ltd.	70,730	336,873
Aritzia, Inc. (a)	17,337	219,714
Asanko Gold, Inc. (a)	23,027	21,378
Athabasca Oil Corp. (a)	144,824	69,961
ATS Automation Tooling Systems, Inc. (a)	31,233	426,939
AutoCanada, Inc.	8,428	50,828
B2Gold Corp. (a)	285,245	927,959
Badger Daylighting, Ltd.	12,862	395,029
Barrick Gold Corp.	11,698	204,402
Baytex Energy Corp. (a)	166,118	245,757
Birchcliff Energy, Ltd. (d)	80,388	129,849
Bird Construction, Inc. (d)	18,612	79,795
Black Diamond Group, Ltd. (a)	19,812	26,768
BMTC Group, Inc.	5,387	40,580
BNK Petroleum, Inc. (a)	17,500	1,981
Bombardier, Inc. - Class B (a)	86,350	116,667
Bonavista Energy Corp.	75,351	34,694
Bonterra Energy Corp. (d)	12,499	38,869
Boralex, Inc. - Class A	22,918	391,466
Bridgemarq Real Estate Services	3,500	38,887
Calfrac Well Services, Ltd. (a) (d)	35,593	42,179
Calian Group, Ltd.	2,846	75,444
Canaccord Genuity Group, Inc.	22,139	87,229
Canacol Energy, Ltd. (a)	40,661	139,030
Canadian Western Bank	32,028	804,054
Canfor Corp. (a)	17,141	200,928
Canfor Pulp Products, Inc.	15,297	112,114
CanWel Building Materials Group, Ltd.	19,304	67,171
Capital Power Corp. (d)	41,208	954,268
Capstone Mining Corp. (a)	117,839	52,478
Cardinal Energy, Ltd. (d)	32,459	60,760
Cascades, Inc.	35,836	313,229
Celestica, Inc. (a)	38,585	276,679
Celestica, Inc. (U.S. Listed Shares) (a)	223	1,599
Centerra Gold, Inc. (a)	65,485	556,562
Cervus Equipment Corp.	2,998	18,805
CES Energy Solutions Corp.	90,181	139,541
Chesswood Group, Ltd.	4,400	31,617

Canada—(Continued)
Cineplex, Inc. (d)	19,436	355,902
Clairvest Group, Inc.	200	7,625
Clearwater Seafoods, Inc.	10,644	45,152
Cogeco Communications, Inc.	5,136	413,912
Cogeco, Inc.	2,309	166,337
Colliers International Group, Inc.	10,661	800,671
Computer Modelling Group, Ltd.	28,920	133,375
Continental Gold, Inc. (a)	51,600	143,328
Copper Mountain Mining Corp. (a)	63,622	32,175
Corby Spirit and Wine, Ltd.	3,957	51,372
Corridor Resources, Inc. (a)	21,385	10,815
Corus Entertainment, Inc. - B Shares	31,990	127,733
Cott Corp.	45,705	569,911
Cott Corp. (U.S. Listed Shares)	2,000	24,940
Crescent Point Energy Corp.	10,595	45,135
Crescent Point Energy Corp.	89,477	382,262
Crew Energy, Inc. (a)	69,029	35,430
CRH Medical Corp. (a)	27,305	83,882
Delphi Energy Corp. (a) (d)	95,850	6,511
Denison Mines Corp. (a) (d)	247,548	119,584
Descartes Systems Group, Inc. (The) (a)	18,229	735,847
Detour Gold Corp. (a)	60,170	883,350
DHX Media, Ltd. (a) (d)	41,896	60,400
DIRTT Environmental Solutions (a)	17,310	78,263
Dorel Industries, Inc. - Class B	12,134	83,253
DREAM Unlimited Corp. - Class A	17,471	126,069
Dundee Precious Metals, Inc. (a)	45,872	154,424
E-L Financial Corp., Ltd.	377	213,719
Echelon Financial Holdings, Inc.	900	4,178
ECN Capital Corp.	87,631	302,279
EcoSynthetix, Inc. (a)	800	1,781
Eldorado Gold Corp. (a)	55,258	427,933
Element Fleet Management Corp.	109,572	876,675
Endeavour Silver Corp. (a) (d)	49,248	110,031
Enerflex, Ltd.	29,289	256,888
Enerplus Corp.	56,230	418,908
Enerplus Corp.	4,452	33,123
Enghouse Systems, Ltd.	14,178	390,608
Ensign Energy Services, Inc.	51,526	119,009
Entertainment One, Ltd.	113,037	786,598
Equitable Group, Inc.	4,209	329,801
ERO Copper Corp. (a)	7,390	107,934
Essential Energy Services Trust (a)	53,526	11,716
Evertz Technologies, Ltd.	10,149	127,394
Exchange Income Corp.	2,651	82,881
Exco Technologies, Ltd.	13,332	73,963
EXFO, Inc. (a)	85	337
Extendicare, Inc.	34,956	225,855
Fiera Capital Corp.	16,619	129,204
Finning International, Inc.	21,812	381,794
Firm Capital Mortgage Investment Corp.	9,574	100,882
First Majestic Silver Corp. (a)	42,360	385,280
First Mining Gold Corp. (a)	50,000	9,246
First National Financial Corp.	4,907	144,449
FirstService Corp.	7,950	815,072
Fission Uranium Corp. (a) (d)	114,725	31,174
Fortuna Silver Mines, Inc. (a) (d)	60,121	186,056

BHFTII-68

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Freehold Royalties, Ltd.	35,012	$198,732
Gamehost, Inc.	4,952	32,332
GDI Integrated Facility Services, Inc. (a)	1,400	30,677
Gear Energy, Ltd. (a)	34,663	12,428
Genesis Land Development Corp. (a)	14,348	25,883
Genworth MI Canada, Inc. (d)	14,802	587,678
Gibson Energy, Inc.	42,525	730,229
Glacier Media, Inc. (a)	9,600	4,927
GMP Capital, Inc.	28,336	53,470
Goeasy, Ltd.	3,895	175,104
GoldMining, Inc. (a)	13,000	11,284
GoldMoney, Inc.	11,000	17,851
Gran Tierra Energy, Inc. (a)	112,213	138,906
Great Canadian Gaming Corp. (a)	20,308	633,681
Great Panther Silver, Ltd. (a)	17,253	12,241
Guardian Capital Group, Ltd. - Class A	3,800	69,670
Guyana Goldfields, Inc. (a)	57,547	40,830
Hanfeng Evergreen, Inc. (a) (b) (c)	12,100	0
Heroux-Devtek, Inc. (a)	14,606	189,624
High Arctic Energy Services, Inc.	3,900	6,682
High Liner Foods, Inc.	8,307	69,222
Home Capital Group, Inc. (a) (d)	23,902	464,924
Horizon North Logistics, Inc.	54,212	40,510
HudBay Minerals, Inc.	103,103	371,991
IAMGOLD Corp. (a)	162,515	554,454
IBI Group, Inc. (a)	5,900	21,821
Imperial Metals Corp. (a)	18,151	29,456
Indigo Books & Music, Inc. (a)	1,986	8,410
Information Services Corp.	2,900	34,804
Innergex Renewable Energy, Inc.	40,708	469,808
Interfor Corp. (a)	31,992	338,067
International Petroleum Corp. (a)	25,919	90,384
International Tower Hill Mines, Ltd. (a)	21,604	11,415
Intertain Group, Ltd. (The) (a)	800	7,017
Intertape Polymer Group, Inc.	23,413	304,845
Invesque, Inc.	9,800	65,660
Ivanhoe Mines, Ltd. - Class A (a)	157,294	408,417
Jamieson Wellness, Inc.	11,072	194,471
Just Energy Group, Inc. (d)	50,690	120,139
K-Bro Linen, Inc.	3,219	88,320
Kelso Technologies, Inc. (a)	9,500	6,740
Kelt Exploration, Ltd. (a)	58,951	154,847
Kinaxis, Inc. (a)	7,097	461,866
Kinder Morgan Canada, Ltd.	3,100	34,888
Kingsway Financial Services, Inc. (a)	8,765	19,371
Knight Therapeutics, Inc. (a)	40,310	226,066
KP Tissue, Inc.	1,400	9,912
Labrador Iron Ore Royalty Corp.	19,200	356,943
Largo Resources, Ltd. (a) (d)	83,173	92,285
Lassonde Industries, Inc. - Class A	600	82,166
Laurentian Bank of Canada	14,283	485,461
Leagold Mining Corp. (a)	9,400	18,164
Leon’s Furniture, Ltd.	9,639	119,683
Lightstream Resources, Ltd. (a) (b) (c)	108,373	0
Linamar Corp.	14,201	461,665
Lucara Diamond Corp.	110,136	92,275
Lundin Gold, Inc. (a)	11,400	65,826

Canada—(Continued)
Magellan Aerospace Corp.	5,794	65,119
Mainstreet Equity Corp. (a)	2,561	122,981
Major Drilling Group International, Inc. (a)	36,670	177,143
Manitok Energy, Inc. (a) (b) (c)	122	0
Maple Leaf Foods, Inc.	19,280	432,503
Martinrea International, Inc.	32,289	278,326
Maxim Power Corp. (a)	2,800	3,635
Mediagrif Interactive Technologies, Inc.	4,176	22,537
Medical Facilities Corp.	12,861	77,951
MEG Energy Corp. (a)	72,654	318,069
Melcor Developments, Ltd.	3,120	29,037
Morguard Corp.	1,400	218,213
Morneau Shepell, Inc.	18,485	459,875
Mountain Province Diamonds, Inc. (a)	1,600	1,498
MTY Food Group, Inc.	6,320	302,440
Mullen Group, Ltd.	37,792	249,028
New Gold, Inc. (a)	156,948	157,558
NFI Group, Inc. (d)	13,236	280,935
Nighthawk Gold Corp. (a)	24,500	8,507
Norbord, Inc.	9,625	230,736
North American Construction Group, Ltd.	14,743	169,925
North West Co., Inc. (The)	16,971	362,516
Northland Power, Inc.	31,825	610,629
NuVista Energy, Ltd. (a)	59,117	110,662
Obsidian Energy, Ltd. (a)	23,312	19,356
Osisko Gold Royalties, Ltd.	35,615	330,921
Osisko Mining, Inc. (a)	12,300	29,059
Painted Pony Energy, Ltd. (a) (d)	38,738	19,883
Pan American Silver Corp.	70,058	1,097,259
Paramount Resources, Ltd. - Class A (a)	19,290	93,767
Parex Resources, Inc. (a)	55,359	848,238
Park Lawn Corp.	6,356	123,968
Pason Systems, Inc.	24,116	293,975
Pengrowth Energy Corp. (a) (d)	183,295	35,971
Peyto Exploration & Development Corp.	38,891	98,046
Photon Control, Inc. (a)	20,200	14,180
PHX Energy Services Corp. (a)	12,350	26,101
Pinnacle Renewable Energy, Inc.	4,300	34,891
Pivot Technology Solutions, Inc.	4,800	4,819
Pizza Pizza Royalty Corp.	6,998	54,247
Points International, Ltd. (a)	5,320	58,346
Polaris Infrastructure, Inc.	5,300	52,886
Pollard Banknote, Ltd.	2,090	30,951
Polymet Mining Corp. (a) (d)	38,355	12,304
PrairieSky Royalty, Ltd.	40,052	558,675
Precision Drilling Corp. (a)	103,898	119,202
Premier Gold Mines, Ltd. (a)	47,868	67,565
Premium Brands Holdings Corp.	9,225	648,469
Pretium Resources, Inc. (a)	49,167	566,691
Pulse Seismic, Inc. (a)	15,720	25,511
Quarterhill, Inc.	58,061	75,817
Questerre Energy Corp. - Class A (a)	83,569	13,246
Real Matters, Inc. (a)	7,600	63,331
Recipe Unlimited Corp.	4,150	82,038
Reitmans Canada, Ltd. - Class A (d)	20,566	36,480
Richelieu Hardware, Ltd.	18,490	356,723
Rocky Mountain Dealerships, Inc.	5,738	31,097

BHFTII-69

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Rogers Sugar, Inc.	35,106	$142,825
Roxgold, Inc. (a)	66,400	52,625
Russel Metals, Inc.	24,422	390,243
Sabina Gold & Silver Corp. (a)	57,206	74,268
Sandstorm Gold, Ltd. (a)	58,462	330,513
Savaria Corp.	10,600	96,251
Secure Energy Services, Inc.	55,376	234,068
SEMAFO, Inc. (a)	123,983	397,726
Seven Generations Energy, Ltd. - Class A (a)	27,480	174,647
ShawCor, Ltd.	21,791	250,995
Sienna Senior Living, Inc.	22,176	318,868
Sierra Wireless, Inc. (a)	16,910	180,607
Sleep Country Canada Holdings, Inc.	12,404	192,963
Spin Master Corp. (a)	4,905	149,869
Sprott, Inc.	60,427	142,305
SSR Mining, Inc. (a)	37,551	544,480
Stantec, Inc.	30,013	664,212
Stelco Holdings, Inc.	4,155	29,041
Stella-Jones, Inc.	13,794	403,039
STEP Energy Services, Ltd. (a)	6,800	7,442
Storm Resources, Ltd. (a)	20,200	20,126
Stornoway Diamond Corp. (a) (d)	70,074	529
Strad, Inc. (a)	10,641	13,012
Street Capital Group, Inc. (a)	5,900	2,939
Stuart Olson, Inc.	11,157	23,327
SunOpta, Inc. (a)	26,392	48,208
Superior Plus Corp.	52,215	473,732
Surge Energy, Inc. (d)	85,275	72,733
Tamarack Valley Energy, Ltd. (a)	69,684	106,773
Taseko Mines, Ltd. (a)	108,786	45,983
TeraGo, Inc. (a)	4,100	30,978
Teranga Gold Corp. (a)	32,418	119,410
Tervita Corp. (a)	3,508	19,859
TFI International, Inc.	25,823	790,566
Tidewater Midstream and Infrastructure, Ltd.	58,200	49,640
Timbercreek Financial Corp.	20,843	151,974
TMX Group, Ltd.	1,045	90,188
TORC Oil & Gas, Ltd.	52,724	152,419
Torex Gold Resources, Inc. (a)	23,594	292,421
Total Energy Services, Inc.	17,786	91,961
Tourmaline Oil Corp.	5,400	53,436
TransAlta Corp.	97,104	631,797
TransAlta Renewables, Inc.	28,608	294,318
Transcontinental, Inc. - Class A	26,130	305,312
TransGlobe Energy Corp.	36,372	48,044
Trevali Mining Corp. (a)	90,600	15,729
Trican Well Service, Ltd. (a)	101,707	77,536
Tricon Capital Group, Inc.	46,139	353,830
Trisura Group, Ltd. (a)	1,000	22,561
Uni-Select, Inc.	13,271	110,588
Valener, Inc.	16,303	319,821
Vecima Networks, Inc.	2,500	16,794
Vermilion Energy, Inc.	28,810	479,931
VersaBank	2,000	10,567
Wajax Corp.	7,885	95,940
Wesdome Gold Mines, Ltd. (a)	56,007	252,377
West Fraser Timber Co., Ltd.	6,174	246,988

Canada—(Continued)
Western Forest Products, Inc.	145,247	131,559
WestJet Airlines, Ltd.	861	19,887
Westshore Terminals Investment Corp.	18,288	282,288
Whitecap Resources, Inc.	114,167	396,398
Winpak, Ltd.	8,852	293,252
Yamana Gold, Inc.	316,181	1,002,348
Yangarra Resources, Ltd. (a)	24,087	26,726
Yellow Pages, Ltd. (a)	6,975	43,171
Zenith Capital Corp. (b) (c)	12,830	784

		56,388,474

China—0.2%
APT Satellite Holdings, Ltd.	164,250	66,201
BOE Varitronix, Ltd.	137,000	36,954
Bund Center Investment, Ltd.	138,000	56,490
CGN Mining Co., Ltd.	145,000	5,161
China Display Optoelectronics Technology Holdings, Ltd. (a)	136,000	9,389
China Gold International Resources Corp., Ltd. (a)	79,013	67,989
China Ludao Technology Co., Ltd. (a)	56,000	7,284
China Shandong Hi-Speed Financial Group, Ltd. (a)	648,000	20,588
China Sunsine Chemical Holdings, Ltd.	35,000	27,385
Chong Hing Bank, Ltd.	47,000	79,450
CITIC Telecom International Holdings, Ltd.	467,000	169,976
FIH Mobile, Ltd. (a) (d)	799,000	98,612
First Sponsor Group, Ltd.	9,490	8,926
Fountain SET Holdings, Ltd.	422,000	64,508
Goodbaby International Holdings, Ltd. (a)	193,000	29,064
Guangnan Holdings, Ltd.	264,000	27,255
Guotai Junan International Holdings, Ltd.	724,600	123,626
Leyou Technologies Holdings, Ltd. (a)	245,000	79,165
Microport Scientific Corp.	40	36
Neo-Neon Holdings, Ltd. (a)	322,500	22,662
NOVA Group Holdings, Ltd. (d)	305,000	80,564
Shenwan Hongyuan HK, Ltd.	172,500	25,905
SITC International Holdings Co., Ltd.	298,000	306,335

		1,413,525

Colombia—0.0%
Frontera Energy Corp.	4,200	40,642

Denmark—2.0%
Agat Ejendomme A/S (a)	37,491	20,469
ALK-Abello A/S (a)	2,089	429,668
Alm Brand A/S	28,684	225,552
Ambu A/S - Class B	33,588	556,483
Bang & Olufsen A/S (a) (d)	10,209	59,765
Bavarian Nordic A/S (a)	10,666	287,398
Brodrene Hartmann A/S	663	27,090
Columbus A/S	20,865	29,240
D/S Norden A/S	10,815	147,679
DFDS A/S	11,185	406,179
DSV A/S	443	42,197
FLSmidth & Co. A/S	15,133	660,056
H+H International A/S - Class B (a)	5,958	89,273
Harboes Bryggeri A/S - Class B (a)	1,454	15,622
ISS A/S	28,362	701,824

BHFTII-70

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Denmark—(Continued)
Jeudan A/S	410	$67,635
Jyske Bank A/S (a)	22,289	720,033
Matas A/S	8,890	65,560
Nilfisk Holding A/S (a)	9,691	224,645
NKT A/S (a)	6,820	132,431
NNIT A/S	2,656	32,803
Pandora A/S	18,227	732,489
Parken Sport & Entertainment A/S	2,351	35,903
PER Aarsleff Holding A/S	8,472	274,473
Ringkjoebing Landbobank A/S	9,911	622,215
Rockwool International A/S - A Shares	207	40,067
Rockwool International A/S - B Shares	1,926	385,293
Royal Unibrew A/S	15,546	1,282,805
RTX A/S	3,387	81,109
Scandinavian Tobacco Group A/S	15,853	185,484
Schouw & Co. A/S	5,566	389,166
SimCorp A/S	13,316	1,170,030
Solar A/S - B Shares	2,435	102,399
Spar Nord Bank A/S	32,428	292,429
Sydbank A/S	26,018	459,286
Tivoli A/S	719	70,098
Topdanmark A/S	22,026	1,063,083
United International Enterprises	850	158,212
Veloxis Pharmaceuticals A/S (a) (d)	115,226	60,269
Vestjysk Bank A/S (a)	132,795	68,228
Zealand Pharma A/S (a)	7,520	191,447

		12,606,087

Faeroe Islands—0.0%
BankNordik P/F	628	9,397

Finland—2.3%
Aktia Bank Oyj	9,111	83,603
Alma Media Oyj	22,695	173,216
Apetit Oyj	1,205	10,404
Asiakastieto Group Oyj	3,892	113,261
Aspo Oyj	8,414	76,477
Atria Oyj	4,065	33,408
BasWare Oyj (a)	3,525	84,576
Bittium Oyj	8,034	56,774
Cargotec Oyj - B Shares	12,591	405,468
Caverion Oyj	36,589	225,091
Citycon Oyj	29,399	308,419
Cramo Oyj	10,190	109,140
Digia Oyj	3,254	13,260
F-Secure Oyj (a)	35,820	108,898
Ferratum Oyj	2,093	21,895
Finnair Oyj	24,728	172,866
Fiskars Oyj Abp	17,515	237,237
HKScan Oyj - A Shares (a)	6,704	11,978
Huhtamaki Oyj	34,101	1,360,365
Ilkka-Yhtyma Oyj	5,725	22,804
Kemira Oyj	41,153	605,358
Kesko Oyj - A Shares	2,879	166,302
Kesko Oyj - B Shares	18,443	1,165,038
Konecranes Oyj	16,662	534,612

Finland—(Continued)
Lassila & Tikanoja Oyj	12,398	183,234
Metsa Board Oyj	86,501	514,558
Metso Oyj	30,309	1,131,701
Nokian Renkaat Oyj	38,871	1,097,457
Olvi Oyj - A Shares	6,303	262,002
Oriola-KD Oyj - B Shares	53,692	122,302
Orion Oyj - Class A	8,256	305,936
Orion Oyj - Class B	30,379	1,132,890
Outokumpu Oyj	102,277	269,305
Outotec Oyj (a)	52,402	307,121
Ponsse Oyj	3,208	98,246
QT Group Oyj (a)	2,605	39,750
Raisio Oyj - V Shares	55,399	196,833
Rapala VMC Oyj	8,902	27,360
Raute Oyj - A Shares	72	1,767
Revenio Group Oyj	5,857	123,828
Sanoma Oyj	31,912	356,143
Stockmann Oyj Abp - B Shares (a)	11,956	29,992
Teleste Oyj	2,149	12,975
Tieto Oyj	21,736	556,722
Tikkurila Oyj	12,873	189,977
Tokmanni Group Corp.	16,448	182,973
Uponor Oyj	19,661	209,221
Vaisala Oyj - A Shares	6,772	187,105
Valmet Oyj	37,354	724,923
YIT Oyj	55,499	319,357

		14,684,128

France—4.3%
ABC Arbitrage	7,540	54,657
Actia Group	4,338	20,329
Air France-KLM (a)	60,287	631,334
Akka Technologies S.A.	3,906	269,017
AKWEL	3,301	61,193
Albioma S.A.	13,392	350,283
Altamir Amboise	9,152	163,537
Alten S.A.	8,662	990,050
Altran Technologies S.A.	70,743	1,111,467
Amplitude Surgical SAS (a) (d)	2,894	4,447
Assystem	4,398	170,216
Aubay	2,423	89,687
Axway Software S.A.	2,132	24,623
Bastide le Confort Medical	1,345	56,843
Beneteau S.A.	15,076	158,696
Bigben Interactive	4,507	65,539
Boiron S.A.	2,586	91,548
Bonduelle SCA	6,799	173,432
Burelle S.A.	117	108,384
Casino Guichard Perrachon S.A.	6,523	311,248
Catering International Services	541	6,840
Cegedim S.A. (a)	2,643	74,898
CGG S.A. (a)	189,243	425,375
Chargeurs S.A. (d)	7,775	136,388
Cie des Alpes	4,122	115,048
Cie Plastic Omnium S.A.	14,727	404,660
Coface S.A.	31,535	358,279

BHFTII-71

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—(Continued)
Derichebourg S.A.	33,761	$117,984
Devoteam S.A. (d)	1,974	165,387
Electricite de Strasbourg S.A.	329	38,377
Elior Group S.A.	35,740	474,776
Elis S.A.	39,583	700,236
Eramet	3,022	149,919
Esso S.A. Francaise (a)	1,341	35,082
Etablissements Maurel et Prom	5,328	16,243
Europcar Groupe S.A.	25,144	139,613
Eutelsat Communications S.A.	54,694	1,018,417
Exel Industries - A Shares	618	27,485
Faurecia S.A.	6,275	298,329
Fleury Michon S.A. (d)	461	14,869
Fnac Darty S.A. (a)	6,777	428,744
Gaztransport Et Technigaz S.A.	5,684	563,306
GEA	165	18,888
GL Events	4,878	121,979
Groupe Crit	1,062	76,625
Groupe Gorge	2,544	40,745
Groupe Open	1,736	22,173
Guerbet	2,188	110,681
Haulotte Group S.A.	5,337	34,488
HERIGE SADCS	235	7,406
HEXAOM	1,526	59,395
ID Logistics Group (a)	863	151,996
Iliad S.A.	1,556	146,124
Imerys S.A.	6,375	256,527
Ingenico Group S.A.	18,963	1,851,320
IPSOS	12,134	346,025
Jacquet Metal Service (d)	7,099	119,988
JCDecaux S.A.	3,587	97,163
Kaufman & Broad S.A.	7,068	281,511
Korian S.A.	21,040	865,536
Lagardere SCA	36,064	798,327
Lanson-BCC (a)	15	438
Latecoere SACA (a)	26,469	110,794
Laurent-Perrier	1,367	133,191
Le Belier	490	14,171
Lectra (d)	9,223	181,928
Linedata Services	1,348	44,230
LISI	8,732	241,665
LNA Sante S.A.	1,768	90,437
Maisons du Monde S.A.	12,472	197,220
Manitou BF S.A.	3,893	76,437
Manutan International	589	42,744
Mersen S.A.	8,483	264,367
METabolic EXplorer S.A. (a)	6,035	9,066
Metropole Television S.A.	8,342	136,891
Nexans S.A.	10,974	404,887
Nexity S.A.	12,995	619,049
Nicox (a) (d)	1,834	9,979
NRJ Group	9,690	69,710
Oeneo S.A.	7,385	82,765
OL Groupe S.A. (a)	3,273	11,591
Onxeo S.A. (a)	8,671	5,709
Onxeo S.A. (a) (d)	4,566	3,066
Pierre & Vacances S.A. (a)	2,596	43,971

France—(Continued)
Plastivaloire (d)	1,576	10,566
PSB Industries S.A.	234	5,433
Quadient SAS	13,609	281,968
Rallye S.A. (d)	9,791	80,322
Recylex S.A. (a)	3,335	16,150
Rexel S.A.	101,834	1,090,842
Robertet S.A.	154	123,259
Rothschild & Co.	4,082	117,023
Rubis SCA	27,527	1,598,888
Samse S.A.	107	18,543
Savencia S.A.	2,303	161,691
Seche Environnement S.A.	1,555	61,704
Societe BIC S.A.	8,476	569,297
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (a)	16	1,001
Societe Marseillaise du Tunnel Prado-Carenage S.A.	293	5,733
Societe pour l’Informatique Industrielle	1,546	41,613
Societe Television Francaise 1	21,284	186,965
Soitec (a)	5,935	586,446
Solocal Group (a)	199,719	158,954
Somfy S.A.	2,325	210,324
Sopra Steria Group	5,161	643,614
SPIE S.A.	38,727	775,852
STEF S.A.	1,145	106,098
Sword Group	2,775	91,993
Synergie S.A.	3,366	96,872
Tarkett S.A. (d)	10,034	148,477
Technicolor S.A. (a) (d)	88,305	76,435
Thermador Groupe	2,351	141,483
Total Gabon	324	48,691
Touax S.A. (a) (d)	942	4,979
Trigano S.A.	3,132	251,952
Union Financiere de France BQE S.A.	1,257	27,669
Vallourec S.A. (a)	67,733	179,619
Vetoquinol S.A.	1,341	85,960
Vicat S.A.	5,581	242,193
VIEL & Cie S.A.	4,205	22,462
Vilmorin & Cie S.A.	2,655	135,319
Virbac S.A. (a)	500	114,436
Vranken-Pommery Monopole S.A.	958	22,446

		27,361,260

Georgia—0.0%
Bank of Georgia Group plc	12,777	209,883

Germany—6.1%
7C Solarparken AG	7,180	25,598
Aareal Bank AG	26,928	818,587
Adler Modemaerkte AG (a)	2,828	9,491
ADLER Real Estate AG (a)	13,449	169,364
ADO Properties S.A.	8,814	363,103
ADVA Optical Networking SE (a)	16,388	113,911
AIXTRON SE (a)	21,680	221,485
All for One Steeb AG	498	22,138
Allgeier SE	2,942	68,569
Amadeus Fire AG	1,986	219,405
Atoss Software AG	435	59,956

BHFTII-72

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Aurubis AG	14,317	$637,973
Basler AG	1,467	66,438
Bauer AG	4,696	73,665
BayWa AG	5,731	162,113
BayWa AG	305	9,843
Bechtle AG	8,996	915,361
Bertrandt AG	2,036	91,767
bet-at-home.com AG	1,222	62,255
Bijou Brigitte AG	1,603	70,754
Bilfinger SE	10,033	293,191
Borussia Dortmund GmbH & Co. KGaA (Xetra Exchange)	26,420	265,937
CANCOM SE	11,386	613,962
CECONOMY AG (a)	47,148	255,216
CENIT AG	3,413	50,517
CENTROTEC Sustainable AG	977	14,908
Cewe Stiftung & Co. KGaA	2,303	193,532
Comdirect Bank AG	13,399	172,869
CompuGroup Medical SE	7,545	454,076
Corestate Capital Holding S.A. (a) (d)	4,473	164,790
CropEnergies AG	9,235	63,402
CTS Eventim AG & Co. KGaA	18,055	1,017,832
Data Modul AG	138	7,811
DEAG Deutsche Entertainment AG (a)	5,771	27,552
Deutsche Beteiligungs AG	4,443	167,996
Deutsche Euroshop AG	14,792	417,262
Deutsche Pfandbriefbank AG	45,896	560,088
Deutz AG	47,320	274,425
DIC Asset AG	19,505	249,550
DMG Mori AG	6,302	291,887
Dr. Hoenle AG	2,084	113,561
Draegerwerk AG & Co. KGaA	1,062	37,464
Duerr AG	16,259	421,908
Eckert & Ziegler AG	1,547	262,723
Elmos Semiconductor AG	5,394	143,168
ElringKlinger AG (a)	11,206	77,675
Energiekontor AG	2,559	50,195
Evotec AG (a)	28,244	627,773
Fielmann AG	7,053	519,133
First Sensor AG	2,791	97,585
FORTEC Elektronik AG	253	5,785
Francotyp-Postalia Holding AG	3,300	12,732
Freenet AG	49,368	1,016,474
FUCHS Petrolub SE	4,483	162,836
GEA Group AG	40,635	1,097,195
Gerresheimer AG	10,086	723,391
Gesco AG	4,563	100,412
GFT Technologies SE	5,932	44,064
Grammer AG	243	8,605
Grand City Properties S.A.	33,731	758,822
GRENKE AG	498	41,046
H&R GmbH & Co. KGaA (a)	4,195	27,837
Hamburger Hafen und Logistik AG	8,624	214,965
Hapag-Lloyd AG	1,007	72,401
Hawesko Holding AG	223	7,925
Heidelberger Druckmaschinen AG (a)	100,140	123,302
Hella GmbH & Co. KGaA	9,701	433,709
HolidayCheck Group AG	11,101	27,002

Germany—(Continued)
Hornbach Baumarkt AG	2,209	42,590
Hornbach Holding AG & Co. KGaA	1,443	81,799
Hugo Boss AG	20,336	1,090,291
Hypoport AG (a)	157	39,108
Indus Holding AG	9,327	381,210
Isra Vision AG	5,995	251,375
IVU Traffic Technologies AG	7,646	89,094
Jenoptik AG	16,366	405,697
K&S AG	59,897	829,870
KION Group AG	204	10,716
Kloeckner & Co. SE	34,891	211,718
Koenig & Bauer AG	4,373	171,039
Krones AG	5,091	307,690
KSB SE & Co. KGaA	82	25,557
KWS Saat SE	3,725	244,822
LANXESS AG	26,096	1,593,034
Leifheit AG	2,964	69,006
Leoni AG (a)	12,471	156,995
LPKF Laser & Electronics AG (a)	5,659	78,289
Manz AG (a)	1,272	24,656
Medigene AG (a)	2,446	16,274
METRO AG	11,232	177,223
MLP SE	20,985	108,666
Nemetschek SE	16,740	854,419
New Work SE	988	269,191
Nexus AG	5,744	197,203
Nordex SE (a)	23,261	253,449
Norma Group SE	10,781	373,891
OHB SE	2,315	82,982
OSRAM Licht AG	23,399	1,028,950
Paragon GmbH & Co. KGaA	357	4,890
Patrizia Immobilien AG	19,307	358,824
Pfeiffer Vacuum Technology AG	2,460	334,172
PNE Wind AG	24,548	99,806
Progress-Werk Oberkirch AG	822	22,667
ProSiebenSat.1 Media SE	39,293	540,856
PSI Software AG	3,465	70,789
QSC AG	33,186	45,187
R Stahl AG (a)	1,594	45,866
Rheinmetall AG	14,334	1,814,417
Rhoen Klinikum AG	15,358	344,032
RIB Software SE	11,764	272,893
Rocket Internet SE (a)	20,003	516,651
SAF-Holland S.A.	22,056	155,830
Salzgitter AG	12,083	202,799
Schaltbau Holding AG (a)	2,019	65,574
Scout24 AG	18,172	1,036,399
Secunet Security Networks AG	391	48,168
SGL Carbon SE (a)	8,945	42,471
Siltronic AG	5,638	429,004
Sixt SE	4,968	476,244
SMA Solar Technology AG (a)	3,992	113,278
SMT Scharf AG (a)	1,117	14,056
Softing AG	3,104	24,889
Software AG	18,372	504,828
Stabilus S.A.	6,982	341,703
STRATEC SE	1,395	109,134

BHFTII-73

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Stroeer SE & Co. KGaA	9,061	$690,022
Suedzucker AG	26,310	404,533
Surteco SE	2,209	49,114
Suss Microtec AG (a)	6,216	56,084
TAG Immobilien AG (a)	40,314	919,922
Takkt AG	11,656	154,391
Technotrans AG	2,427	58,436
Tele Columbus AG (a)	10,701	20,570
TLG Immobilien AG	28,741	781,513
Traffic Systems SE	1,794	42,608
VERBIO Vereinigte BioEnergie AG	9,187	84,791
Vossloh AG	4,712	194,001
Wacker Chemie AG	3,414	224,122
Wacker Neuson SE	10,071	175,803
Washtec AG	4,180	215,278
Wuestenrot & Wuerttembergische AG	3,373	66,142
Zeal Network SE	2,439	45,503

		38,653,331

Ghana—0.2%
Tullow Oil plc	488,272	1,279,213

Greenland—0.0%
Gronlandsbanken A/S	140	10,935

Guernsey, Channel Islands—0.0%
Raven Russia, Ltd. (a)	127,088	67,348

Hong Kong—2.5%
Aeon Credit Service Asia Co., Ltd.	44,000	36,021
Agritrade Resources, Ltd. (d)	630,000	73,992
Allied Group, Ltd.	22,000	112,278
Allied Properties HK, Ltd.	944,024	200,062
APAC Resources, Ltd.	70,825	10,207
Applied Development Holdings, Ltd. (a)	390,000	15,352
Arts Optical International Holdings, Ltd. (a)	16,000	2,858
Asia Financial Holdings, Ltd.	254,000	136,111
Asia Standard International Group, Ltd.	296,000	47,059
ASM Pacific Technology, Ltd.	17,700	217,440
Associated International Hotels, Ltd.	14,000	38,761
Auto Italia Holdings (a)	175,000	1,290
Bel Global Resources Holdings, Ltd. (a) (b) (c)	520,000	0
Best Food Holding Co., Ltd. (a)	112,000	15,004
BOCOM International Holdings Co., Ltd.	117,000	17,962
Boill Healthcare Holdings, Ltd. (a)	960,000	9,770
Bonjour Holdings, Ltd. (a)	615,000	7,958
Bright Smart Securities & Commodities Group, Ltd.	176,000	29,588
Brightoil Petroleum Holdings, Ltd. (a) (b) (c)	591,000	113,107
Brockman Mining, Ltd. (a)	2,516,770	40,460
Build King Holdings, Ltd.	160,000	17,393
Burwill Holdings, Ltd. (a) (b) (c)	1,566,000	14,186
Cafe de Coral Holdings, Ltd.	116,000	309,361
Camsing International Holding, Ltd. (b) (c)	124,000	18,352
Century City International Holdings, Ltd.	616,000	41,553
Chen Hsong Holdings	150,000	52,618
Cheuk Nang Holdings, Ltd.	97,511	46,406

Hong Kong—(Continued)
Chevalier International Holdings, Ltd.	75,139	105,839
China Baoli Technologies Holdings, Ltd. (a) (b) (c)	285,000	3,600
China Energy Development Holdings, Ltd. (a)	3,670,000	82,970
China Flavors & Fragrances Co., Ltd.	71,446	16,263
China Motor Bus Co., Ltd.	2,000	24,904
China Solar Energy Holdings, Ltd. (a) (b) (c)	162,000	698
China Star Entertainment, Ltd.	378,000	49,002
China Strategic Holdings, Ltd. (a)	4,927,500	23,182
China Tonghai International Financial, Ltd. (a)	180,000	11,303
Chinese Estates Holdings, Ltd.	118,500	84,666
Chinney Investment, Ltd.	8,000	2,429
Chow Sang Sang Holdings International, Ltd.	119,000	128,368
Chuang’s China Investments, Ltd.	511,500	32,537
Chuang’s Consortium International, Ltd.	382,357	78,870
CK Life Sciences International Holdings, Inc.	1,594,000	72,405
CNT Group, Ltd.	246,000	10,989
Continental Holdings, Ltd.	220,000	1,937
Convoy Global Holdings, Ltd. (a) (b) (c)	1,314,000	5,247
Cosmopolitan International Holdings, Ltd. (a)	258,000	41,731
Cowell e Holdings, Inc.	120,000	19,022
CP Lotus Corp. (a)	1,750,000	23,418
Crocodile Garments	216,000	15,392
Cross-Harbour Holdings, Ltd. (The)	127,063	187,578
CSI Properties, Ltd.	2,574,023	85,235
CST Group, Ltd. (a)	8,984,000	28,580
Dah Sing Banking Group, Ltd.	172,671	233,519
Dah Sing Financial Holdings, Ltd.	66,260	245,312
Dan Form Holdings Co., Ltd.	88,000	16,997
Dickson Concepts International, Ltd.	131,000	71,560
Dingyi Group Investment, Ltd. (a)	185,000	6,264
DMX Technologies Group, Ltd. (a) (b) (c)	186,000	0
Dynamic Holdings, Ltd.	20,000	31,403
Eagle Nice International Holdings, Ltd.	120,000	33,396
EcoGreen International Group, Ltd.	118,800	21,932
eForce Holdings, Ltd. (a)	128,000	2,447
Emperor Capital Group, Ltd.	984,000	30,077
Emperor Entertainment Hotel, Ltd.	235,000	45,453
Emperor International Holdings, Ltd.	529,250	116,321
Emperor Watch & Jewellery, Ltd.	1,520,000	32,863
Energy International Investments Holdings, Ltd. (a)	580,000	14,822
ENM Holdings, Ltd. (a)	556,000	47,080
EPI Holdings, Ltd. (a)	570,000	10,013
Esprit Holdings, Ltd. (a)	833,950	155,872
Fairwood Holdings, Ltd.	26,500	74,914
Far East Consortium International, Ltd.	541,832	230,291
Far East Holdings International, Ltd. (a)	150,000	4,419
First Pacific Co., Ltd.	596,000	228,003
Freeman FinTech Corp., Ltd. (a)	180,000	3,736
Future Bright Holdings, Ltd.	156,000	4,814
Future World Financial Holdings, Ltd. (a)	12,575	94
G-Resources Group, Ltd. (a)	10,474,800	70,688
Genting Hong Kong, Ltd. (a)	162,000	18,821
Get Nice Financial Group, Ltd.	104,000	11,177
Get Nice Holdings, Ltd.	2,574,000	78,986
Giordano International, Ltd.	482,000	140,287
Global Brands Group Holding, Ltd.	126,000	9,944
Glorious Sun Enterprises, Ltd.	393,000	42,156

BHFTII-74

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Gold Peak Industries Holdings, Ltd.	277,714	$27,283
Gold-Finance Holdings, Ltd. (a) (b) (c)	214,000	1,474
Golden Resources Development International, Ltd.	370,000	27,383
Good Resources Holdings, Ltd. (a)	420,000	6,868
GR Properties, Ltd. (a)	150,000	23,477
Great Eagle Holdings, Ltd.	56,571	193,202
Great Harvest Maeta Group Holdings, Ltd. (a)	52,500	9,983
Greentech Technology International, Ltd. (a)	360,000	2,411
Haitong International Securities Group, Ltd.	570,562	162,643
Hang Lung Group, Ltd.	30,000	74,935
Hanison Construction Holdings, Ltd.	148,009	21,311
Hao Tian Development Group, Ltd. (a)	1,001,000	27,846
Harbour Centre Development, Ltd.	88,000	145,342
HKBN, Ltd.	203,500	375,605
HKR International, Ltd.	366,080	144,686
Hon Kwok Land Investment Co., Ltd.	140,000	59,839
Hong Kong Economic Times Holdings, Ltd.	50,000	9,000
Hong Kong Ferry Holdings Co., Ltd.	39,000	35,284
Hong Kong Finance Investment Holding Group, Ltd. (a)	262,000	27,731
Hong Kong Television Network, Ltd. (a)	86,000	31,641
Hongkong & Shanghai Hotels (The)	109,500	106,865
Hongkong Chinese, Ltd.	866,000	99,288
Hsin Chong Group Holdings, Ltd. (a) (b) (c)	918,000	40,994
Huarong Investment Stock Corp., Ltd. (a)	175,000	7,480
Hung Hing Printing Group, Ltd.	252,000	31,425
Hutchison Port Holdings Trust - Class U	150,500	23,506
Hutchison Telecommunications Hong Kong Holdings, Ltd.	526,000	88,662
Hysan Development Co., Ltd.	29,000	117,329
Imagi International Holdings, Ltd. (a)	90,112	15,524
International Housewares Retail Co., Ltd.	134,000	32,194
IPE Group, Ltd. (a)	285,000	26,908
IRC, Ltd. (a)	936,000	13,869
IT, Ltd.	220,000	61,395
ITC Properties Group, Ltd.	172,615	31,805
Jacobson Pharma Corp., Ltd.	90,000	14,663
Johnson Electric Holdings, Ltd.	106,875	192,170
Kader Holdings Co., Ltd.	224,000	25,436
Kaisa Health Group Holdings, Ltd. (a)	770,000	15,801
Kam Hing International Holdings, Ltd.	196,000	12,754
Karrie International Holdings, Ltd.	140,000	18,274
Keck Seng Investments	72,000	41,728
Kerry Logistics Network, Ltd.	124,000	198,537
Kingmaker Footwear Holdings, Ltd.	102,000	15,212
Kingston Financial Group, Ltd.	162,000	22,222
Kowloon Development Co., Ltd.	159,000	189,163
Kwan On Holdings, Ltd. (a)	50,000	2,552
Lai Sun Development Co., Ltd.	109,413	127,681
Lai Sun Garment International, Ltd.	99,760	108,190
Lam Soon Hong Kong, Ltd.	15,000	25,558
Landing International Development, Ltd. (a)	310,800	41,004
Landsea Green Group Co., Ltd. (a)	268,000	30,353
Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	99,000	27,438
Lerthai Group, Ltd. (a)	18,000	9,122
Li & Fung, Ltd.	1,430,000	163,493
Lifestyle International Holdings, Ltd.	181,500	189,592
Lippo China Resources, Ltd.	2,106,000	48,513

Hong Kong—(Continued)
Lippo, Ltd.	122,000	38,136
Liu Chong Hing Investment, Ltd.	86,000	114,203
Luk Fook Holdings International, Ltd.	135,000	339,733
Luks Group Vietnam Holdings Co., Ltd.	68,000	14,593
Lung Kee Bermuda Holdings	90,000	26,905
Magnificent Hotel Investment, Ltd.	1,310,000	26,202
Man Wah Holdings, Ltd.	382,400	240,358
Mandarin Oriental International, Ltd.	67,000	104,540
Mason Group Holdings, Ltd.	7,685,000	108,884
Matrix Holdings, Ltd.	36,000	10,794
Melco International Development, Ltd.	149,000	356,597
Midland Holdings, Ltd. (a)	178,010	22,184
Ming Fai International Holdings, Ltd.	145,000	15,213
Miramar Hotel & Investment	45,000	83,833
Nameson Holdings, Ltd.	130,000	7,060
National Electronic Holdings, Ltd.	182,600	27,220
New Century Group Hong Kong, Ltd.	912,000	13,729
New Times Energy Corp., Ltd. (a)	459,450	2,873
Newocean Energy Holdings, Ltd. (a)	398,000	75,158
OP Financial, Ltd.	284,000	56,856
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (a)	375,882	13,207
Oriental Watch Holdings	215,600	42,739
Oshidori International Holdings, Ltd.	1,068,000	121,386
Pacific Andes International Holdings, Ltd. (a) (b) (c)	1,819,984	6,363
Pacific Basin Shipping, Ltd.	1,232,000	250,112
Pacific Textiles Holdings, Ltd.	240,000	161,657
Paliburg Holdings, Ltd.	208,000	68,537
Paradise Entertainment, Ltd.	168,000	18,809
PC Partner Group, Ltd. (a)	54,000	12,133
PCCW, Ltd.	392,000	220,178
Perfect Shape Medical, Ltd.	108,000	37,419
Pico Far East Holdings, Ltd.	318,000	100,664
Playmates Holdings, Ltd.	460,000	59,279
Playmates Toys, Ltd. (a)	236,000	14,969
Polytec Asset Holdings, Ltd.	580,900	70,286
PT International Development Co., Ltd. (a)	186,000	9,971
Public Financial Holdings, Ltd.	166,000	63,179
PYI Corp., Ltd. (a)	2,140,366	24,741
Rare Earth Magnesium Technology Group Holdings, Ltd.	500,000	18,225
Regal Hotels International Holdings, Ltd.	126,000	66,547
Regina Miracle International Holdings, Ltd.	71,000	49,495
Sa Sa International Holdings, Ltd.	271,844	60,339
Samson Holding, Ltd. (a)	146,000	6,520
SAS Dragon Holdings, Ltd.	140,000	41,085
SEA Holdings, Ltd.	103,896	106,181
Shangri-La Asia, Ltd.	50,000	51,122
Shun Ho Property Investments, Ltd.	21,615	6,067
Shun Tak Holdings, Ltd.	659,500	263,528
Silver Base Group Holdings, Ltd. (a)	474,000	10,865
Sincere Watch Hong Kong, Ltd. (a)	250,000	4,657
Sing Tao News Corp., Ltd.	276,000	27,806
Singamas Container Holdings, Ltd.	724,000	87,125
SIS International Holdings	16,000	7,145
Sitoy Group Holdings, Ltd.	111,000	17,575
SmarTone Telecommunications Holdings, Ltd.	142,388	123,606
SOCAM Development, Ltd. (a)	41,987	10,532
Solomon Systech International, Ltd. (a)	920,000	20,209

BHFTII-75

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Soundwill Holdings, Ltd.	41,500	$51,815
South China Holdings Co., Ltd. (a)	1,240,000	26,896
Stella International Holdings, Ltd.	161,500	251,596
Success Universe Group, Ltd. (a)	240,000	6,541
Summit Ascent Holdings, Ltd. (a)	126,000	20,192
Sun Hing Vision Group Holdings, Ltd.	42,000	12,593
Sun Hung Kai & Co., Ltd.	270,440	116,874
SUNeVision Holdings, Ltd.	159,000	119,406
Synergy Group Holdings International, Ltd. (a)	112,000	6,290
TAI Cheung Holdings, Ltd.	206,000	164,646
Tai United Holdings, Ltd.	200,000	4,572
Tan Chong International, Ltd.	63,000	16,800
Tao Heung Holdings, Ltd.	204,000	34,528
Television Broadcasts, Ltd.	123,500	201,955
Texwinca Holdings, Ltd.	300,000	68,964
TK Group Holdings, Ltd.	62,000	28,511
Tom Group, Ltd. (a)	270,000	49,946
Tradelink Electronic Commerce, Ltd.	256,000	37,450
Transport International Holdings, Ltd.	99,764	251,103
Trinity, Ltd. (a)	466,000	14,449
Tsui Wah Holdings, Ltd.	136,000	8,572
Union Medical Healthcare, Ltd.	32,000	21,408
United Laboratories International Holdings, Ltd. (The)	241,000	126,926
Up Energy Development Group, Ltd. (a) (b) (c)	92,000	284
Upbest Group, Ltd.	16,000	1,980
Value Convergence Holdings, Ltd. (a)	204,000	14,566
Valuetronics Holdings, Ltd.	89,790	40,294
Vedan International Holdings, Ltd.	296,000	29,458
Victory City International Holdings, Ltd. (a)	83,944	4,235
VPower Group International Holdings, Ltd.	78,000	22,246
VSTECS Holdings, Ltd.	307,200	159,258
VTech Holdings, Ltd.	37,200	325,411
Wai Kee Holdings, Ltd.	54,000	30,976
Wang On Group, Ltd.	2,200,000	24,813
We Solutions, Ltd. (a)	348,000	21,009
Win Hanverky Holdings, Ltd.	332,000	18,717
Winfull Group Holdings, Ltd.	528,000	5,706
Wing On Co. International, Ltd.	46,000	132,054
Wing Tai Properties, Ltd.	232,000	141,789
Wonderful Sky Financial Group Holdings, Ltd. (a)	44,000	4,128
Xinyi Glass Holdings, Ltd.	314,000	346,956
Yat Sing Holdings, Ltd. (a)	235,000	3,752
YGM Trading, Ltd.	46,000	26,117
YT Realty Group, Ltd.	43,002	12,469
YTO Express Holdings, Ltd.	18,000	4,256
Yue Yuen Industrial Holdings, Ltd.	27,500	75,482
Yunfeng Financial Group, Ltd. (a)	34,000	14,862
Zhaobangji Properties Holdings, Ltd. (a)	16,000	14,605

		15,496,404

India—0.0%
Rhi Magnesita NV	397	19,832

Ireland—0.4%
Bank of Ireland Group plc	12,098	48,083
C&C Group plc	95,793	433,248

Ireland—(Continued)
Cairn Homes plc (a)	48,606	59,644
Datalex plc (a)	4,783	3,910
FBD Holdings plc	10,350	102,591
Glanbia plc	41,020	510,169
Greencore Group plc	137,726	382,489
Hostelworld Group plc	2,650	3,701
Irish Continental Group plc	29,833	136,024
Permanent TSB Group Holdings plc (a)	15,086	19,931
San Leon Energy plc (a)	15,061	5,000
UDG Healthcare plc	56,914	525,388

		2,230,178

Isle of Man—0.0%
Hansard Global plc	2,566	1,407
Strix Group plc	27,212	56,879

		58,286

Israel—1.4%
Adgar Investment and Development, Ltd.	7,358	15,663
ADO Group, Ltd. (a)	4,642	127,369
Afcon Holdings, Ltd.	771	38,855
AFI Properties, Ltd. (a)	4,653	162,687
Africa Israel Residences, Ltd.	880	22,403
Airport City, Ltd. (a)	18,395	357,208
Allot, Ltd. (a)	10,216	83,293
Alony Hetz Properties & Investments, Ltd.	10,546	154,222
Alrov Properties and Lodgings, Ltd.	3,141	133,380
Amot Investments, Ltd.	8,094	59,913
Arad, Ltd.	2,224	33,366
Arko Holdings, Ltd. (a)	99,131	39,874
Ashtrom Group, Ltd.	3,487	35,558
Ashtrom Properties, Ltd.	11,444	73,417
Atreyu Capital Markets, Ltd.	2,021	30,931
AudioCodes, Ltd.	7,905	161,483
Avgol Industries 1953, Ltd. (a)	27,883	25,532
Azorim-Investment Development & Construction Co., Ltd. (a)	23,712	43,315
Bayside Land Corp.	205	131,043
Bet Shemesh Engines Holdings, Ltd.	2,139	78,130
Big Shopping Centers, Ltd.	1,031	94,111
BioLine RX, Ltd. (a)	16,296	3,030
Blue Square Real Estate, Ltd.	1,674	79,699
Brainsway, Ltd. (a)	2,193	10,554
Camtek, Ltd.	5,058	52,024
Carasso Motors, Ltd.	5,284	27,214
Cellcom Israel, Ltd. (a)	13,058	36,726
Ceragon Networks, Ltd. (a) (b) (c)	14,799	39,809
Clal Biotechnology Industries, Ltd. (a)	17,579	8,797
Clal Insurance Enterprises Holdings, Ltd. (a)	9,289	140,240
Cohen Development Gas & Oil, Ltd.	767	16,943
Compugen, Ltd. (a)	18,461	77,810
Danel Adir Yeoshua, Ltd.	1,227	83,565
Delek Automotive Systems, Ltd.	10,535	42,388
Delta-Galil Industries, Ltd.	4,030	100,462
Dexia Israel Bank, Ltd. (a)	150	32,760
Direct Insurance Financial Investments, Ltd.	5,852	68,685
Dor Alon Energy in Israel, Ltd.	766	14,869

BHFTII-76

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Israel—(Continued)
El Al Israel Airlines (a)	77,291	$22,546
Electra Consumer Products 1970, Ltd.	3,289	55,662
Electra Real Estate, Ltd. (a)	4,280	25,597
Electra, Ltd.	652	208,034
Energix-Renewable Energies, Ltd. (a)	36,656	88,716
Enlight Renewable Energy, Ltd. (a)	95,911	103,867
Equital, Ltd. (a)	7,709	232,533
Evogene, Ltd. (a)	5,090	8,550
First International Bank of Israel, Ltd. (a)	6,630	176,572
FMS Enterprises Migun, Ltd.	1,438	56,379
Formula Systems 1985, Ltd.	2,928	186,418
Fox Wizel, Ltd.	2,684	95,866
Gilat Satellite Networks, Ltd.	9,844	83,723
Hadera Paper, Ltd.	1,104	50,819
Hamlet Israel-Canada, Ltd. (a)	1,610	28,478
Harel Insurance Investments & Financial Services, Ltd.	37,219	323,510
Hilan, Ltd.	4,800	195,754
IDI Insurance Co., Ltd.	2,042	78,504
IES Holdings, Ltd.	569	40,266
Industrial Buildings Corp., Ltd. (a)	50,025	115,026
Inrom Construction Industries, Ltd.	15,928	63,466
Intercure, Ltd. (a)	10,321	15,417
Israel Canada T.R., Ltd.	23,885	41,687
Israel Land Development Co., Ltd. (The)	3,950	38,589
Isras Investment Co., Ltd.	454	92,786
Issta Lines, Ltd.	1,175	23,335
Itamar Medical, Ltd. (a)	5,429	1,637
Kamada, Ltd. (a)	11,729	60,167
Kerur Holdings, Ltd.	1,544	41,956
Klil Industries, Ltd.	315	26,561
Levinstein Properties, Ltd.	470	11,493
Magic Software Enterprises, Ltd.	9,462	86,021
Malam - Team, Ltd.	335	52,024
Matrix IT, Ltd.	10,787	183,474
Maytronics, Ltd.	14,096	120,294
Mediterranean Towers, Ltd.	19,867	52,553
Mega Or Holdings, Ltd.	4,941	105,881
Mehadrin, Ltd. (a)	108	4,345
Meitav Dash Investments, Ltd.	8,613	33,935
Menora Mivtachim Holdings, Ltd.	11,310	170,998
Migdal Insurance & Financial Holding, Ltd.	74,479	79,155
Mivtach Shamir Holdings, Ltd.	1,966	38,448
Naphtha Israel Petroleum Corp., Ltd.	14,775	82,374
Nawi Brothers, Ltd. (a)	4,888	32,687
Neto ME Holdings, Ltd.	788	68,540
Nova Measuring Instruments, Ltd. (a)	8,789	284,221
NR Spuntech Industries, Ltd.	3,848	6,066
Oil Refineries, Ltd. (a)	418,554	220,080
One Software Technologies, Ltd.	900	62,995
OPC Energy, Ltd.	7,174	55,449
Partner Communications Co., Ltd. (a)	29,635	144,525
Paz Oil Co., Ltd.	2,185	319,357
Perion Network, Ltd. (a)	3,139	15,681
Phoenix Holdings, Ltd. (The)	20,176	127,998
Plasson Industries, Ltd.	1,729	78,072
Plus500, Ltd.	11,893	111,692
Priortech, Ltd.	2,244	21,284

Israel—(Continued)
Rami Levi Chain Stores Hashikma Marketing, Ltd.	2,198	124,443
Redhill Biopharma, Ltd. (a)	52,754	38,301
Scope Metals Group, Ltd.	1,844	43,060
Shapir Engineering & Industry, Ltd.	27,416	137,009
Shikun & Binui, Ltd.	73,332	279,348
Summit Real Estate Holdings, Ltd.	7,016	83,160
Suny Cellular Communication, Ltd. (a)	16,495	7,585
Tadiran Holdings, Ltd.	568	22,153
Union Bank of Israel (a)	7,545	34,556
YH Dimri Construction & Development, Ltd.	1,237	32,681

		8,691,687

Italy—4.1%
A/S Roma S.p.A. (a) (d)	31,585	17,545
A2A S.p.A.	414,700	761,781
ACEA S.p.A.	23,394	467,382
Aeffe S.p.A. (a)	11,359	19,173
Amplifon S.p.A.	33,219	815,138
Anima Holding S.p.A.	75,475	287,977
Aquafil S.p.A.	3,537	27,221
Arnoldo Mondadori Editore S.p.A. (a)	63,913	112,628
Ascopiave S.p.A.	28,294	119,508
Autogrill S.p.A.	41,121	398,522
Autostrade Meridionali S.p.A.	381	12,790
Avio S.p.A.	4,587	59,481
Azimut Holding S.p.A. (d)	40,388	758,831
B&C Speakers S.p.A.	1,431	19,816
Banca Carige S.p.A. (a) (b) (c)	156,432	102
Banca Farmafactoring S.p.A.	34,258	178,592
Banca Finnat Euramerica S.p.A. (d)	50,851	16,525
Banca Generali S.p.A.	20,652	637,518
Banca IFIS S.p.A.	7,714	128,603
Banca Mediolanum S.p.A.	8,269	62,159
Banca Popolare dell’Emilia Romagna SC	202,667	784,357
Banca Popolare di Sondrio Scarl	173,614	318,211
Banca Profilo S.p.A.	117,883	21,313
Banca Sistema S.p.A.	9,271	14,261
Banco BPM S.p.A. (a) (d)	488,208	998,991
Banco di Desio e della Brianza S.p.A.	20,306	42,503
BasicNet S.p.A.	7,658	36,722
BE	29,207	32,724
Biesse S.p.A.	6,021	69,780
Brembo S.p.A. (d)	45,165	440,483
Brunello Cucinelli S.p.A.	9,914	308,958
Buzzi Unicem S.p.A.	27,815	638,490
Cairo Communication S.p.A.	24,474	62,722
Cementir Holding S.p.A.	21,979	147,380
Cerved Group S.p.A.	51,522	449,491
CIR-Compagnie Industriali Riunite S.p.A.	157,057	159,316
Credito Emiliano S.p.A.	35,381	190,804
Credito Valtellinese S.p.A. (a)	2,927,424	199,690
d’Amico International Shipping S.A. (a)	115,150	11,439
Danieli & C Officine Meccaniche S.p.A.	4,846	85,657
Datalogic S.p.A. (d)	8,028	115,292
De’Longhi S.p.A.	18,916	356,922
DeA Capital S.p.A.	32,300	47,595

BHFTII-77

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
DiaSorin S.p.A.	3,805	$442,445
doBank S.p.A.	9,280	102,934
El.En. S.p.A.	2,807	73,246
Elica S.p.A. (a)	11,044	27,586
Emak S.p.A.	23,063	22,379
Enav S.p.A.	45,852	259,011
ERG S.p.A.	21,603	435,842
Esprinet S.p.A.	14,507	58,326
Eurotech S.p.A. (a)	13,076	103,004
Falck Renewables S.p.A.	49,296	208,919
Fiera Milano S.p.A.	10,587	48,314
Fincantieri S.p.A. (a) (d)	93,136	98,982
FinecoBank Banca Fineco S.p.A.	3,284	34,811
FNM S.p.A.	55,327	32,518
Geox S.p.A. (d)	34,378	48,056
Gruppo Editoriale L’Espresso S.p.A. (a)	52,528	14,231
Gruppo MutuiOnline S.p.A.	8,426	151,604
Hera S.p.A.	272,570	1,119,699
Illimity Bank S.p.A. (a)	4,916	47,952
IMMSI S.p.A. (a)	100,436	65,538
Industria Macchine Automatiche S.p.A. (d)	5,461	382,237
Infrastrutture Wireless Italiane S.p.A.	15,225	158,023
Intek Group S.p.A. (a)	80,757	25,659
Interpump Group S.p.A.	22,700	717,448
Iren S.p.A.	231,134	673,988
Italgas S.p.A.	151,950	981,622
Italmobiliare S.p.A.	3,185	72,941
IVS Group S.A.	3,278	34,450
Juventus Football Club S.p.A. (a) (d)	147,435	215,467
La Doria S.p.A.	3,877	38,064
Leonardo S.p.A.	14,778	173,992
LU-VE S.p.A.	1,991	22,782
Maire Tecnimont S.p.A. (d)	42,334	106,471
MARR S.p.A.	13,428	294,131
Massimo Zanetti Beverage Group S.p.A.	3,423	22,009
Mediaset S.p.A. (a)	192,042	566,097
Openjobmetis S.p.A. agenzia per il lavoro	1,209	8,999
OVS S.p.A. (a)	56,351	104,581
Piaggio & C S.p.A.	71,430	211,470
Pirelli & C S.p.A.	18,078	107,134
Prima Industrie S.p.A.	1,853	24,419
Prysmian S.p.A.	30,837	662,788
RAI Way S.p.A.	24,727	143,438
Reno de Medici S.p.A.	46,743	35,711
Reply S.p.A.	6,572	385,985
Retelit S.p.A.	36,769	60,147
Rizzoli Corriere Della Sera Mediagroup S.p.A.	39,016	40,390
Sabaf S.p.A.	3,059	43,673
SAES Getters S.p.A.	1,640	41,472
Safilo Group S.p.A. (a)	12,212	12,570
Saipem S.p.A. (a)	197,655	895,891
Salini Impregilo S.p.A. (a)	70,140	153,232
Salvatore Ferragamo S.p.A.	16,352	302,455
Saras S.p.A.	155,019	265,497
Servizi Italia S.p.A.	1,701	5,080
Sesa S.p.A.	2,065	90,314
Societa Cattolica di Assicurazioni SC	61,974	527,173

Italy—(Continued)
Societa Iniziative Autostradali e Servizi S.p.A.	13,846	241,739
Sogefi S.p.A. (a)	24,822	33,572
SOL S.p.A.	11,001	127,909
Tamburi Investment Partners S.p.A.	36,575	247,645
Technogym S.p.A.	25,428	282,872
Tinexta S.p.A.	6,919	90,418
Tiscali S.p.A. (a)	802,477	10,418
Tod’s S.p.A. (d)	3,954	194,320
TXT e-solutions S.p.A.	980	8,727
Uni Land S.p.A. (a) (b) (c)	4,937	0
Unieuro S.p.A.	3,192	40,811
Unione di Banche Italiane S.p.A.	325,151	914,605
Unipol Gruppo Finanziario S.p.A.	140,578	749,366
UnipolSai Assicurazioni S.p.A.	94,379	251,211
Zignago Vetro S.p.A.	11,476	127,610

		25,758,813

Japan—24.0%
77 Bank, Ltd. (The)	15,300	228,442
A&A Material Corp.	1,200	11,391
A&D Co., Ltd.	6,000	40,301
A/S One Corp.	2,900	240,341
Abist Co., Ltd.	600	14,563
Achilles Corp.	6,500	101,886
Ad-sol Nissin Corp.	1,900	38,669
Adastria Co., Ltd.	9,240	208,181
ADEKA Corp.	26,000	324,563
Adtec Plasma Technology Co., Ltd.	600	3,774
Advan Co., Ltd.	6,700	71,356
Advance Create Co., Ltd.	800	13,406
Advanex, Inc.	900	13,688
Advantage Risk Management Co., Ltd.	1,300	9,543
Adventure, Inc.	600	16,724
Adways, Inc.	4,000	10,807
Aeon Delight Co., Ltd.	6,200	194,107
Aeon Fantasy Co., Ltd.	2,400	66,067
Aeon Hokkaido Corp.	2,600	18,102
Aeria, Inc. (a)	2,200	26,537
AFC-HD AMS Life Science Co., Ltd.	1,900	11,399
Agro-Kanesho Co., Ltd.	900	13,222
Ahresty Corp.	9,200	47,505
Ai Holdings Corp.	12,200	209,749
Aica Kogyo Co., Ltd.	2,500	74,104
Aichi Bank, Ltd. (The)	2,600	81,883
Aichi Corp.	10,800	69,327
Aichi Steel Corp.	4,300	122,700
Aichi Tokei Denki Co., Ltd.	1,900	70,452
Aida Engineering, Ltd.	20,700	168,194
Aiful Corp. (a)	96,400	224,419
Ain Holdings, Inc.	2,800	163,117
Aiphone Co., Ltd.	4,600	67,812
Airport Facilities Co., Ltd.	7,500	36,893
Aisan Industry Co., Ltd.	10,400	88,815
Aizawa Securities Co., Ltd.	13,800	86,511
Ajis Co., Ltd.	500	14,640
Akatsuki, Inc.	1,500	92,759

BHFTII-78

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Akebono Brake Industry Co., Ltd. (a) (d)	32,600	$61,050
Akita Bank, Ltd. (The)	6,200	117,753
Albis Co., Ltd.	1,600	34,631
Alconix Corp.	6,400	74,939
Alinco, Inc.	5,800	49,909
Alpen Co., Ltd.	7,000	110,591
Alpha Corp.	2,200	24,617
Alpha Systems, Inc.	3,140	79,218
Alps Logistics Co., Ltd.	6,000	38,643
Altech Corp.	5,720	81,185
Amano Corp.	10,700	327,741
Amiyaki Tei Co., Ltd.	1,100	35,252
Anabuki Kosan, Inc.	400	10,379
Anest Iwata Corp.	10,400	91,920
Anicom Holdings, Inc.	300	11,370
AOI Electronics Co., Ltd.	1,100	22,392
AOI TYO Holdings, Inc.	6,428	37,351
AOKI Holdings, Inc.	15,900	153,480
Aomori Bank, Ltd. (The)	6,900	168,731
Aoyama Trading Co., Ltd.	14,500	253,657
Aoyama Zaisan Networks Co., Ltd.	1,400	21,408
Apaman Co., Ltd.	2,100	17,544
Arakawa Chemical Industries, Ltd.	6,600	90,208
Arata Corp.	4,200	154,687
Araya Industrial Co., Ltd.	2,600	35,351
Arcland Sakamoto Co., Ltd.	10,600	123,556
Arcland Service Holdings Co., Ltd.	4,000	71,807
Arcs Co., Ltd.	13,364	281,025
Arealink Co., Ltd.	3,100	33,140
Argo Graphics, Inc.	5,600	134,818
Arisawa Manufacturing Co., Ltd.	14,300	135,153
Arrk Corp. (a)	22,600	19,748
Artnature, Inc.	5,000	31,975
Asahi Broadcasting Corp.	2,400	15,743
Asahi Co., Ltd.	4,500	49,657
Asahi Diamond Industrial Co., Ltd.	21,200	121,518
Asahi Holdings, Inc.	9,600	198,338
Asahi Kogyosha Co., Ltd.	1,700	48,164
Asahi Net, Inc.	5,000	31,372
Asahi Printing Co., Ltd.	400	3,756
ASAHI YUKIZAI Corp.	5,000	60,193
Asahipen Corp.	400	6,213
Asante, Inc.	1,400	25,533
Asanuma Corp.	2,400	85,500
Asax Co., Ltd.	5,400	30,845
Ashimori Industry Co., Ltd.	1,600	20,598
ASKA Pharmaceutical Co., Ltd.	7,500	75,815
ASKUL Corp.	1,400	37,832
Asukanet Co., Ltd.	1,300	16,594
Ateam, Inc.	2,900	30,433
Atom Corp. (d)	25,900	233,384
Atrae, Inc. (a)	2,000	59,564
Atsugi Co., Ltd.	6,100	47,180
Aucfan Co., Ltd. (a)	1,700	12,455
Aucnet, Inc.	1,600	20,102
Autobacs Seven Co., Ltd.	22,700	372,546
Avant Corp.	2,900	55,621

Japan—(Continued)
Avex, Inc.	12,000	140,960
Awa Bank, Ltd. (The)	14,600	331,046
Axell Corp. (a)	3,800	21,249
Axial Retailing, Inc.	5,100	186,192
Axyz Co., Ltd.	500	10,534
Azia Co., Ltd.	1,500	17,016
Bando Chemical Industries, Ltd.	15,400	118,312
Bank of Iwate, Ltd. (The)	6,000	145,056
Bank of Kochi, Ltd. (The)	1,600	11,730
Bank of Nagoya, Ltd. (The)	5,400	159,365
Bank of Okinawa, Ltd. (The)	9,160	288,434
Bank of Saga, Ltd. (The)	6,100	83,326
Bank of the Ryukyus, Ltd.	15,800	163,408
Baroque Japan, Ltd.	1,100	10,389
BayCurrent Consulting, Inc.	4,200	184,883
Belc Co., Ltd.	2,800	137,288
Bell System24 Holdings, Inc.	9,900	152,045
Belluna Co., Ltd.	13,800	88,014
Bengo4.com, Inc. (a)	1,200	44,824
Bic Camera, Inc.	9,000	95,077
Biofermin Pharmaceutical Co., Ltd.	1,100	22,132
BML, Inc.	7,600	205,210
Bookoff Group Holdings, Ltd.	4,700	51,070
Bourbon Corp.	600	9,407
BP Castrol KK	2,600	34,356
Br Holdings Corp.	7,400	27,860
BrainPad, Inc. (a)	1,100	62,523
Broadleaf Co., Ltd.	24,600	133,220
Broccoli Co., Ltd.	2,000	22,217
BRONCO BILLY Co., Ltd.	2,400	51,524
Bull-Dog Sauce Co., Ltd.	1,200	12,365
Bunka Shutter Co., Ltd.	19,000	163,045
Business Brain Showa-Ota, Inc.	800	19,977
C Uyemura & Co., Ltd.	2,800	148,501
C.I. Takiron Corp.	18,000	104,836
CAC Holdings Corp.	6,200	75,067
Can Do Co., Ltd.	3,500	52,643
Canare Electric Co., Ltd.	800	14,212
Canon Electronics, Inc.	7,400	126,005
Capital Asset Planning, Inc.	800	9,037
Career Design Center Co., Ltd.	1,600	21,045
CareerIndex, Inc. (a)	1,600	6,258
Carlit Holdings Co., Ltd.	7,300	38,672
Cawachi, Ltd.	5,700	110,274
Central Automotive Products, Ltd.	2,300	43,525
Central Glass Co., Ltd.	15,000	316,677
Central Security Patrols Co., Ltd.	1,900	97,095
Central Sports Co., Ltd.	2,400	70,142
Ceres, Inc.	1,100	12,983
Charm Care Corp.	1,600	31,970
Chiba Kogyo Bank, Ltd. (The)	16,000	42,942
Chikaranomoto Holdings Co., Ltd.	1,000	7,414
Chilled & Frozen Logistics Holdings Co., Ltd.	2,800	32,074
CHIMNEY Co., Ltd. (d)	1,400	30,929
Chino Corp.	2,700	34,303
Chiyoda Co., Ltd.	5,800	91,109
Chiyoda Integre Co., Ltd.	4,600	91,449

BHFTII-79

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Chofu Seisakusho Co., Ltd.	5,700	$126,766
Chori Co., Ltd.	5,000	79,182
Choushimaru Co., Ltd.	1,200	13,941
Chubu Shiryo Co., Ltd.	7,900	85,955
Chudenko Corp.	8,600	186,939
Chuetsu Pulp & Paper Co., Ltd.	3,500	48,545
Chugai Mining Co., Ltd. (a)	68,200	12,615
Chugai Ro Co., Ltd.	2,900	40,197
Chugoku Bank, Ltd. (The)	5,500	51,999
Chugoku Marine Paints, Ltd.	22,000	180,688
Chukyo Bank, Ltd. (The)	3,900	76,126
Chuo Gyorui Co., Ltd.	200	4,935
Chuo Spring Co., Ltd.	1,400	36,183
Citizen Watch Co., Ltd. (d)	73,800	362,397
CKD Corp.	17,300	208,426
Cleanup Corp.	7,300	36,570
CMIC Holdings Co., Ltd.	3,900	61,935
CMK Corp.	18,200	98,437
Coco’s Japan Co., Ltd.	1,800	20,841
Cocokara fine, Inc.	5,700	306,961
COLOPL, Inc. (d)	12,700	209,617
Colowide Co., Ltd. (d)	14,200	263,381
Como Co., Ltd.	400	8,686
Computer Engineering & Consulting, Ltd.	9,600	180,130
Computer Institute of Japan, Ltd.	2,000	15,442
Comture Corp.	5,400	102,213
CONEXIO Corp.	4,600	58,089
Core Corp.	2,500	32,217
Corona Corp.	5,600	55,007
Cosel Co., Ltd. (d)	9,900	94,432
Cosmo Energy Holdings Co., Ltd.	15,000	307,311
Cosmos Initia Co., Ltd.	3,500	23,415
Cota Co., Ltd.	3,740	43,461
Create Medic Co., Ltd.	1,800	16,210
Create Restaurants Holdings, Inc.	12,400	201,949
Create SD Holdings Co., Ltd.	7,500	175,642
Credit Saison Co., Ltd.	11,800	159,162
Creek & River Co., Ltd.	2,600	28,720
Cresco, Ltd.	2,000	63,843
CRI Middleware Co., Ltd. (a)	800	12,903
CTI Engineering Co., Ltd.	4,800	72,812
CTS Co., Ltd.	8,900	59,194
Cube System, Inc.	4,700	33,202
Cyber Com Co., Ltd.	1,100	18,110
Cybozu, Inc.	6,400	60,080
Dai Nippon Toryo Co., Ltd.	9,400	92,550
Dai-Dan Co., Ltd.	6,000	120,390
Dai-ichi Seiko Co., Ltd. (d)	3,100	75,380
Daibiru Corp.	19,800	203,769
Daido Kogyo Co., Ltd.	2,000	14,826
Daido Metal Co., Ltd.	11,200	66,404
Daido Steel Co., Ltd.	4,000	157,764
Daidoh, Ltd.	10,800	27,571
Daihatsu Diesel Manufacturing Co., Ltd.	9,000	49,372
Daihen Corp.	7,200	217,734
Daiho Corp.	5,000	132,759
Daiichi Jitsugyo Co., Ltd.	2,800	80,755

Japan—(Continued)
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,000	36,955
Daiken Corp.	4,800	83,967
Daiken Medical Co., Ltd.	4,400	21,019
Daiki Aluminium Industry Co., Ltd. (d)	9,000	59,257
Daiki Axis Co., Ltd.	1,300	9,735
Daiko Denshi Tsushin, Ltd.	1,300	8,373
Daikoku Denki Co., Ltd.	2,700	38,778
Daikokutenbussan Co., Ltd.	1,900	60,152
Daikyonishikawa Corp.	9,000	66,570
Dainichi Co., Ltd.	4,100	23,939
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,000	147,616
Daio Paper Corp.	14,000	178,811
Daiseki Co., Ltd.	10,700	275,027
Daiseki Eco. Solution Co., Ltd.	2,400	16,081
Daishi Hokuetsu Financial Group, Inc.	15,100	381,953
Daishinku Corp.	2,600	24,286
Daisue Construction Co., Ltd.	2,300	19,461
Daito Bank, Ltd. (The)	5,200	28,156
Daito Pharmaceutical Co., Ltd.	3,960	111,101
Daitron Co., Ltd.	2,400	29,309
Daiwa Industries, Ltd.	11,000	113,357
Daiwabo Holdings Co., Ltd.	6,100	254,828
Daiyu Lic Holdings Co., Ltd.	4,500	31,811
DCM Holdings Co., Ltd. (d)	37,900	372,696
DD Holdings Co., Ltd.	3,000	41,985
Dear Life Co., Ltd.	4,700	21,221
Denki Kogyo Co., Ltd.	4,200	119,552
Densan System Co., Ltd.	1,700	45,744
Denyo Co., Ltd.	4,800	78,471
Descente, Ltd.	8,100	107,735
Dexerials Corp.	15,300	113,989
Digital Arts, Inc.	2,900	191,727
Digital Garage, Inc.	1,100	35,282
Digital Information Technologies Corp.	1,300	22,534
Dip Corp.	8,100	196,735
DKK-Toa Corp.	1,500	11,503
DKS Co., Ltd.	3,600	95,157
DMG Mori Co., Ltd.	32,300	462,459
DMW Corp.	700	13,662
Doshisha Co., Ltd.	8,200	129,886
Double Standard, Inc.	700	31,629
Doutor Nichires Holdings Co., Ltd.	11,500	228,594
Dowa Holdings Co., Ltd.	6,800	233,328
Dream Incubator, Inc. (a)	1,000	13,741
DSB Co., Ltd.	5,300	27,150
DTS Corp.	13,200	276,070
Duskin Co., Ltd.	13,700	354,541
DyDo Group Holdings, Inc.	2,700	110,412
Dynic Corp.	3,200	21,618
E-Guardian, Inc.	2,400	36,733
Eagle Industry Co., Ltd.	7,800	71,700
Earth Corp.	2,200	113,054
EAT&Co, Ltd.	1,400	21,927
Ebara Foods Industry, Inc.	700	13,515
Ebara Jitsugyo Co., Ltd.	2,500	46,330
Ebase Co., Ltd.	2,400	22,717
Eco’s Co., Ltd.	800	12,466

BHFTII-80

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
EDION Corp. (d)	28,900	$278,963
EF-ON, Inc.	6,100	39,963
eGuarantee, Inc. (d)	8,200	113,617
Ehime Bank, Ltd. (The)	11,400	115,210
Eidai Co., Ltd.	10,000	30,428
Eiken Chemical Co., Ltd.	10,600	160,991
Eizo Corp.	6,300	220,877
Elan Corp.	3,200	52,583
Elecom Co., Ltd.	5,600	219,808
Elematec Corp.	8,000	73,930
EM Systems Co., Ltd.	4,500	84,733
en-japan, Inc.	7,300	281,364
Endo Lighting Corp.	2,600	15,951
Enigmo, Inc. (a)	6,400	57,739
Enplas Corp.	3,400	110,693
Enshu, Ltd.	2,300	23,263
Entrust, Inc.	1,500	9,146
EPS Holdings, Inc.	8,800	105,206
eRex Co., Ltd.	8,000	94,957
ES-Con Japan, Ltd.	7,900	60,181
Escrow Agent Japan, Inc.	5,100	10,953
ESPEC Corp.	7,100	124,278
Excel Co., Ltd.	2,500	28,300
Exedy Corp.	11,600	227,775
Extreme Co., Ltd.	700	12,482
F&M Co., Ltd.	1,600	17,987
F-Tech, Inc.	6,000	38,048
F@N Communications, Inc.	11,700	58,529
Faith, Inc.	2,680	19,370
FALCO HOLDINGS Co., Ltd. (d)	3,100	46,936
FCC Co., Ltd.	12,600	244,077
FDK Corp. (a)	3,600	27,126
Feed One Co., Ltd.	41,380	62,061
Ferrotec Holdings Corp.	10,400	81,796
FFRI, Inc. (a)	1,000	29,400
FIDEA Holdings Co., Ltd.	62,510	67,178
Fields Corp.	6,000	27,991
Financial Products Group Co., Ltd. (d)	17,700	177,714
FINDEX, Inc.	3,900	33,048
First Bank of Toyama, Ltd. (The)	10,700	30,518
First Brothers Co., Ltd.	900	9,063
First Juken Co., Ltd.	3,400	42,400
First-corp, Inc.	1,600	9,222
Fixstars Corp.	2,700	36,212
FJ Next Co., Ltd. (d)	2,300	22,161
Focus Systems Corp.	2,900	22,400
Forval Corp.	1,900	17,291
Foster Electric Co., Ltd.	8,800	149,115
France Bed Holdings Co., Ltd.	9,300	87,176
Freebit Co., Ltd.	2,100	17,931
Freund Corp.	2,400	16,538
Fronteo, Inc.	6,000	17,812
FTGroup Co., Ltd.	1,500	19,444
Fudo Tetra Corp.	6,030	67,942
Fuji Co., Ltd.	6,700	116,827
Fuji Corp.	13,800	206,630
Fuji Corp., Ltd.	8,600	55,250

Japan—(Continued)
Fuji Corp/Miyagi	600	12,051
Fuji Kyuko Co., Ltd.	2,500	103,643
Fuji Oil Co., Ltd.	21,100	48,222
Fuji Pharma Co., Ltd.	4,600	56,299
Fuji Seal International, Inc.	10,200	257,941
Fujibo Holdings, Inc.	3,700	103,462
Fujicco Co., Ltd.	7,100	128,052
Fujikura Kasei Co., Ltd.	9,500	45,944
Fujikura Rubber, Ltd.	5,800	23,212
Fujikura, Ltd. (d)	76,600	296,132
Fujimori Kogyo Co., Ltd.	4,800	142,786
Fujio Food System Co., Ltd.	600	16,249
Fujisash Co., Ltd.	24,500	18,590
Fujishoji Co., Ltd.	1,300	11,413
Fujita Kanko, Inc.	2,000	51,938
Fujitec Co., Ltd.	19,500	252,745
Fujitsu Frontech, Ltd.	4,500	39,327
Fujitsu General, Ltd.	15,200	254,112
Fujiya Co., Ltd.	2,600	48,916
FuKoKu Co., Ltd.	5,100	33,016
Fukuda Corp.	1,600	61,949
Fukuda Denshi Co., Ltd.	400	25,382
Fukui Bank, Ltd. (The)	9,200	121,817
Fukui Computer Holdings, Inc.	2,700	61,435
Fukushima Bank, Ltd. (The)	11,200	22,143
Fukushima Industries Corp.	4,200	122,444
Fukuyama Transporting Co., Ltd.	4,000	141,163
FULLCAST Holdings Co., Ltd.	5,500	111,969
Funai Electric Co., Ltd. (a)	7,900	43,973
Funai Soken Holdings, Inc.	11,770	269,337
Furukawa Battery Co., Ltd. (The)	5,000	28,158
Furukawa Co., Ltd.	10,500	142,040
Furukawa Electric Co., Ltd.	6,200	150,571
Furuno Electric Co., Ltd.	10,500	92,037
Furusato Industries, Ltd.	3,700	49,467
Furuya Metal Co., Ltd.	400	14,239
Furyu Corp.	2,400	20,475
Fuso Chemical Co., Ltd.	4,600	102,830
Fuso Pharmaceutical Industries, Ltd.	2,600	47,331
Futaba Corp. (d)	10,200	125,536
Futaba Industrial Co., Ltd.	19,600	137,116
Future Corp.	8,400	146,866
Fuyo General Lease Co., Ltd.	5,600	337,621
G-7 Holdings, Inc.	2,100	59,290
G-Tekt Corp.	7,700	120,321
Gakken Holdings Co., Ltd.	1,600	79,234
Gakkyusha Co., Ltd.	1,700	19,342
GCA Corp.	5,800	41,602
Gecoss Corp.	4,600	36,455
Genki Sushi Co., Ltd. (d)	1,600	40,139
Genky DrugStores Co., Ltd.	2,400	48,926
Geo Holdings Corp.	12,300	146,044
Gfoot Co., Ltd.	2,100	12,003
Giken, Ltd.	4,600	145,602
GL Sciences, Inc.	1,300	16,410
GLOBERIDE, Inc.	3,500	90,814
Glory, Ltd.	9,700	273,741

BHFTII-81

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
GMO Click Holdings, Inc.	8,000	$44,200
GMO Cloud K.K. (d)	1,500	37,272
GMO internet, Inc.	12,500	216,171
GMO Pepabo, Inc.	700	15,898
Godo Steel, Ltd.	4,100	80,685
Goldcrest Co., Ltd.	7,230	141,846
Golf Digest Online, Inc.	900	5,716
Good Com Asset Co., Ltd.	800	13,872
Grace Technology, Inc.	900	24,526
Grandy House Corp.	3,600	15,053
Gree, Inc.	31,400	143,773
Greens Co., Ltd.	1,000	12,435
GS Yuasa Corp.	18,200	316,709
GSI Creos Corp.	2,800	27,499
Gun-Ei Chemical Industry Co., Ltd.	1,800	40,046
Gunma Bank, Ltd. (The)	7,600	24,781
Gunosy, Inc. (a) (d)	3,100	40,306
Gunze, Ltd.	6,900	289,404
Gurunavi, Inc.	8,500	57,897
H-One Co., Ltd.	6,000	35,409
H2O Retailing Corp.	18,900	207,738
HABA Laboratories, Inc.	700	52,148
Hachijuni Bank, Ltd. (The)	3,700	15,143
Hagihara Industries, Inc.	4,000	54,461
Hakudo Co., Ltd.	1,500	19,362
Hakuto Co., Ltd.	5,900	64,251
Hakuyosha Co., Ltd.	800	21,322
Halows Co., Ltd.	1,100	23,856
Hamakyorex Co., Ltd.	5,600	180,758
Hamee Corp.	1,800	18,262
Hanwa Co., Ltd.	12,800	352,492
Happinet Corp.	5,000	58,865
Hard Off Corp. Co., Ltd.	3,700	25,163
Harima Chemicals Group, Inc.	7,100	80,375
Haruyama Holdings, Inc.	5,400	40,872
Hazama Ando Corp.	54,490	405,509
Hearts United Group Co., Ltd.	2,600	22,422
Heiwa Corp.	1,900	39,232
Heiwa Real Estate Co., Ltd.	14,400	323,674
Heiwado Co., Ltd.	11,200	210,959
Helios Techno Holding Co., Ltd.	2,900	14,924
HI-LEX Corp.	7,700	119,798
Hibino Corp.	500	11,646
Hibiya Engineering, Ltd.	7,800	135,630
Hiday Hidaka Corp.	7,496	145,243
Himaraya Co., Ltd.	2,600	19,823
Hinokiya Group Co., Ltd.	1,500	26,717
Hioki EE Corp.	3,000	101,974
Hirakawa Hewtech Corp.	800	7,896
Hiramatsu, Inc. (d)	14,800	46,630
Hirano Tecseed Co., Ltd.	500	5,989
Hirata Corp. (d)	1,700	110,823
Hirose Tusyo, Inc.	300	4,944
Hiroshima Bank, Ltd. (The)	34,500	171,517
Hiroshima Gas Co., Ltd.	7,000	21,859
HIS Co., Ltd.	9,400	233,932
Hisaka Works, Ltd.	9,600	77,168

Japan—(Continued)
Hitachi Maxell, Ltd. (d)	15,300	218,534
Hitachi Zosen Corp.	61,600	201,623
Hito Communications Holdings, Inc.	1,700	26,445
Hochiki Corp.	4,600	63,198
Hodogaya Chemical Co., Ltd. (d)	1,800	55,981
Hogy Medical Co., Ltd.	7,100	203,849
Hokkaido Electric Power Co., Inc.	48,900	257,540
Hokkaido Gas Co., Ltd.	5,400	75,311
Hokkan Holdings, Ltd.	5,000	70,610
Hokko Chemical Industry Co., Ltd.	8,000	36,531
Hokkoku Bank, Ltd. (The)	10,100	263,327
Hokuetsu Corp.	47,900	240,767
Hokuetsu Industries Co., Ltd.	7,000	80,874
Hokuhoku Financial Group, Inc.	32,000	311,153
Hokuriku Electric Industry Co., Ltd.	2,800	26,910
Hokuriku Electric Power Co. (a)	47,000	315,849
Hokuriku Electrical Construction Co., Ltd.	3,000	24,608
Hokuriku Gas Co., Ltd.	1,000	27,704
Hokuto Corp.	7,100	130,262
Honda Tsushin Kogyo Co., Ltd.	6,100	28,073
Honeys Holdings Co., Ltd.	6,930	93,817
Honma Golf, Ltd.	27,000	23,631
Hoosiers Holdings Co., Ltd.	8,000	47,256
Hosiden Corp.	20,000	206,279
Hosokawa Micron Corp.	2,200	76,608
Hotland Co., Ltd. (a)	3,200	33,981
House Do Co., Ltd.	600	9,737
Howa Machinery, Ltd.	5,700	39,632
HUB Co., Ltd.	1,200	14,363
Hyakugo Bank, Ltd. (The)	88,000	282,445
Hyakujushi Bank, Ltd. (The)	9,800	202,270
I K K, Inc.	3,100	20,179
I’rom Group Co., Ltd.	2,700	40,725
I-Net Corp.	3,520	43,371
Ibiden Co., Ltd.	2,800	56,383
IBJ Leasing Co., Ltd.	7,200	195,663
IBJ, Inc.	4,900	52,189
Ichibanya Co., Ltd.	3,800	178,961
Ichigo, Inc.	68,600	277,720
Ichiken Co., Ltd.	2,400	36,729
Ichikoh Industries, Ltd.	9,000	67,587
Ichimasa Kamaboko Co., Ltd.	1,100	10,747
ICHINEN HOLDINGS Co., Ltd.	7,400	74,728
Ichiyoshi Securities Co., Ltd.	12,600	79,575
Icom, Inc.	3,800	78,041
ID Holdings Corp.	2,600	29,882
Idec Corp.	7,500	137,291
IDOM, Inc.	20,400	89,713
Ihara Science Corp.	1,800	20,324
Iino Kaiun Kaisha, Ltd.	32,200	103,155
IJT Technology Holdings Co., Ltd.	9,000	41,316
Ikegami Tsushinki Co., Ltd.	2,600	25,756
Imagica Group, Inc.	4,500	21,123
Imasen Electric Industrial	7,200	58,697
Imuraya Group Co., Ltd.	2,900	55,348
Inaba Denki Sangyo Co., Ltd.	8,100	355,550
Inaba Seisakusho Co., Ltd.	2,100	27,847

BHFTII-82

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Inabata & Co., Ltd.	17,700	$218,886
Inageya Co., Ltd.	8,200	119,544
Ines Corp.	9,500	103,142
Infocom Corp.	8,000	187,463
Infomart Corp.	20,100	313,395
Information Services International-Dentsu, Ltd.	4,300	134,383
Innotech Corp.	8,200	66,306
Insource Co., Ltd.	1,250	31,364
Intage Holdings, Inc.	11,600	100,716
Intelligent Wave, Inc.	3,400	25,533
Inter Action Corp.	1,700	32,279
Internet Initiative Japan, Inc.	9,800	223,434
Inui Global Logistics Co., Ltd. (d)	5,355	59,695
IR Japan Holdings, Ltd.	1,400	49,743
Iriso Electronics Co., Ltd.	5,500	265,541
Ise Chemicals Corp.	1,000	29,139
Iseki & Co., Ltd.	7,400	101,047
Ishihara Sangyo Kaisha, Ltd.	12,200	111,067
Ishii Iron Works Co., Ltd.	900	18,476
Ishizuka Glass Co., Ltd.	500	9,319
Isolite Insulating Products Co., Ltd.	2,900	11,781
Istyle, Inc. (a)	9,800	68,039
Itfor, Inc.	9,100	69,445
Itochu Enex Co., Ltd.	19,400	147,962
Itochu-Shokuhin Co., Ltd.	2,400	97,814
Itoham Yonekyu Holdings, Inc.	20,900	131,665
Itoki Corp.	15,600	64,527
Itokuro, Inc. (a)	1,900	36,860
IwaiCosmo Holdings, Inc.	7,900	81,882
Iwaki & Co., Ltd.	9,000	40,150
Iwaki Co., Ltd.	1,300	11,775
Iwasaki Electric Co., Ltd.	2,500	30,847
Iwatani Corp. (d)	10,300	347,068
Iwatsuka Confectionery Co., Ltd.	500	18,085
Iyo Bank, Ltd. (The)	16,900	88,769
J Trust Co., Ltd. (d)	14,700	54,333
J-Oil Mills, Inc.	4,000	152,094
JAC Recruitment Co., Ltd.	3,300	63,608
Jaccs Co., Ltd.	3,300	69,652
Jafco Co., Ltd.	9,300	353,366
Jalux, Inc.	2,400	52,579
Jamco Corp. (d)	3,400	48,103
Janome Sewing Machine Co., Ltd.	7,099	26,412
Japan Asia Investment Co., Ltd. (a)	4,900	11,400
Japan Asset Marketing Co., Ltd. (a)	29,300	23,316
Japan Aviation Electronics Industry, Ltd.	12,000	171,496
Japan Best Rescue System Co., Ltd. (d)	4,700	45,867
Japan Cash Machine Co., Ltd. (d)	2,100	17,910
Japan Display, Inc. (a) (d)	81,900	45,976
Japan Elevator Service Holdings Co., Ltd.	3,400	88,086
Japan Foundation Engineering Co., Ltd.	10,200	30,688
Japan Investment Adviser Co., Ltd. (d)	3,200	54,877
Japan Lifeline Co., Ltd.	15,500	250,083
Japan Material Co., Ltd.	12,900	160,251
Japan Meat Co., Ltd.	2,000	41,802
Japan Medical Dynamic Marketing, Inc.	5,200	81,599
Japan Oil Transportation Co., Ltd.	700	18,443

Japan—(Continued)
Japan Petroleum Exploration Co., Ltd.	10,200	257,382
Japan Property Management Center Co., Ltd.	4,100	56,306
Japan Pulp & Paper Co., Ltd.	3,700	128,630
Japan Securities Finance Co., Ltd.	16,200	75,790
Japan Steel Works, Ltd. (The)	13,000	249,873
Japan Transcity Corp.	12,000	52,650
Japan Wool Textile Co., Ltd. (The)	19,700	180,946
Jastec Co., Ltd.	5,100	51,950
JBCC Holdings, Inc.	7,000	99,470
JCU Corp.	6,400	129,844
Jeol, Ltd.	11,000	263,045
JFLA Holdings, Inc.	3,100	11,556
JIG-SAW, Inc. (a)	900	36,716
Jimoto Holdings, Inc.	67,900	62,096
JINS Holdings, Inc.	4,200	249,842
JK Holdings Co., Ltd.	5,600	25,453
JMS Co., Ltd.	7,500	44,839
Joban Kosan Co., Ltd.	1,700	26,505
Joshin Denki Co., Ltd.	7,000	139,152
Joyful Honda Co., Ltd.	4,900	63,123
JP-Holdings, Inc.	17,900	44,062
JSP Corp.	5,100	84,571
Juki Corp.	11,200	94,392
Juroku Bank, Ltd. (The)	12,200	268,503
Justsystems Corp.	3,700	140,855
JVC Kenwood Corp.	53,300	157,430
K&O Energy Group, Inc.	5,400	71,855
Kadokawa Dwango (a)	12,508	174,998
Kadoya Sesame Mills, Inc.	800	26,516
Kaga Electronics Co., Ltd.	7,200	129,555
Kakiyasu Honten Co., Ltd.	3,800	74,059
Kamakura Shinsho, Ltd.	2,400	32,878
Kameda Seika Co., Ltd. (d)	4,100	180,794
Kamei Corp.	8,700	88,347
Kanaden Corp.	7,200	85,507
Kanagawa Chuo Kotsu Co., Ltd.	2,400	85,481
Kanamic Network Co., Ltd.	2,400	12,682
Kanamoto Co., Ltd.	8,800	219,712
Kandenko Co., Ltd.	13,800	123,377
Kaneka Corp.	2,200	69,012
Kaneko Seeds Co., Ltd.	900	10,733
Kanematsu Corp.	29,800	336,730
Kanematsu Electronics, Ltd.	3,900	111,588
Kanemi Co., Ltd.	100	2,799
Kansai Super Market, Ltd.	3,400	33,843
Kanto Denka Kogyo Co., Ltd.	15,000	113,316
Kappa Create Co., Ltd.	7,100	93,261
Kasai Kogyo Co., Ltd.	8,600	61,861
Katakura & Co-op Agri Corp.	1,600	15,918
Katakura Industries Co., Ltd.	9,500	118,053
Kato Sangyo Co., Ltd.	7,100	221,716
Kato Works Co., Ltd.	3,800	66,864
Kawada Technologies, Inc.	1,500	97,043
Kawai Musical Instruments Manufacturing Co., Ltd.	2,600	70,184
Kawasaki Kinkai Kisen Kaisha, Ltd.	700	18,161
Kawasaki Kisen Kaisha, Ltd. (a) (d)	23,400	274,788
Kawasumi Laboratories, Inc.	4,900	38,505

BHFTII-83

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
KeePer Technical Laboratory Co., Ltd.	1,500	$21,811
Keihanshin Building Co., Ltd.	14,500	176,687
Keihin Co., Ltd./Minato-Ku Tokyo Japan	2,300	26,732
Keihin Corp.	15,600	230,438
Keiyo Bank, Ltd. (The)	44,500	264,644
Keiyo Co., Ltd.	14,400	65,729
Kenedix, Inc.	63,300	320,128
Kenko Mayonnaise Co., Ltd.	4,100	92,324
KEY Coffee, Inc.	2,000	40,607
KFC Holdings Japan, Ltd.	4,000	87,251
KH Neochem Co., Ltd.	8,800	192,802
Ki-Star Real Estate Co., Ltd.	1,300	23,168
Kimoto Co., Ltd.	14,900	23,861
Kimura Chemical Plants Co., Ltd.	3,300	11,571
King Jim Co., Ltd.	5,800	45,078
Kinki Sharyo Co., Ltd. (The) (a)	1,200	15,202
Kintetsu Department Store Co., Ltd.	1,900	55,338
Kintetsu World Express, Inc.	10,800	152,757
Kirindo Holdings Co., Ltd.	2,500	49,042
Kissei Pharmaceutical Co., Ltd.	8,100	196,307
Kita-Nippon Bank, Ltd. (The)	2,900	47,937
Kitagawa Iron Works Co., Ltd.	3,100	54,655
Kitano Construction Corp.	1,400	29,662
Kitanotatsujin Corp.	7,600	49,534
Kito Corp.	5,900	85,105
Kitz Corp.	31,200	208,920
Kiyo Bank, Ltd. (The)	25,000	390,525
KLab, Inc. (a) (d)	10,600	124,202
Koa Corp.	10,200	126,497
Koatsu Gas Kogyo Co., Ltd.	11,100	83,016
Kobe Electric Railway Co., Ltd. (a)	1,400	51,432
Kobe Steel, Ltd.	33,500	179,848
Kobelco Eco-Solutions Co., Ltd.	1,200	19,003
Kohnan Shoji Co., Ltd.	10,400	229,664
Kohsoku Corp.	4,000	49,426
Koike Sanso Kogyo Co., Ltd.	700	14,478
Kojima Co., Ltd.	12,000	54,207
Kokusai Co., Ltd.	3,400	21,598
Kokuyo Co., Ltd.	18,000	252,347
KOMAIHALTEC, Inc.	1,800	27,443
Komatsu Seiren Co., Ltd.	10,200	73,934
Komatsu Wall Industry Co., Ltd.	2,700	48,250
KOMEDA Holdings Co., Ltd.	12,400	231,290
Komehyo Co., Ltd.	1,300	13,164
Komeri Co., Ltd.	12,300	249,252
Komori Corp.	18,900	200,549
Konaka Co., Ltd.	7,300	27,930
Kondotec, Inc.	7,900	66,911
Konishi Co., Ltd.	9,900	135,775
Konoike Transport Co., Ltd.	5,400	80,128
Kosaido Co., Ltd. (a)	3,700	24,530
Koshidaka Holdings Co., Ltd.	11,600	184,988
Kotobuki Spirits Co., Ltd.	5,600	367,479
Kourakuen Holdings Corp.	3,800	82,449
Kozo Keikaku Engineering, Inc.	700	15,439
Krosaki Harima Corp.	1,900	99,389
KRS Corp.	2,200	38,394

Japan—(Continued)
KU Holdings Co., Ltd.	8,000	63,145
Kumagai Gumi Co., Ltd.	9,100	260,125
Kumiai Chemical Industry Co., Ltd.	21,195	182,996
Kura Corp. (d)	3,300	137,177
Kurabo Industries, Ltd.	7,600	159,270
Kureha Corp.	5,200	311,210
Kurimoto, Ltd.	3,500	49,010
Kushikatsu Tanaka Holdings Co.	1,100	22,925
KYB Corp. (a)	7,400	217,868
Kyoden Co., Ltd.	6,500	18,005
Kyodo Printing Co., Ltd.	3,000	75,442
Kyoei Steel, Ltd.	6,100	114,869
Kyokuto Boeki Kaisha, Ltd.	1,800	28,985
Kyokuto Kaihatsu Kogyo Co., Ltd.	11,400	137,699
Kyokuto Securities Co., Ltd.	7,600	60,847
Kyokuyo Co., Ltd.	3,500	89,976
KYORIN Holdings, Inc.	15,500	257,753
Kyoritsu Maintenance Co., Ltd.	6,718	288,956
Kyoritsu Printing Co., Ltd.	6,800	9,918
Kyosan Electric Manufacturing Co., Ltd.	16,000	54,782
Kyowa Electronic Instruments Co., Ltd.	8,000	31,316
Kyowa Leather Cloth Co., Ltd.	3,300	22,574
Kyushu Financial Group, Inc.	23,000	94,137
LAC Co., Ltd.	5,900	72,371
Lacto Japan Co., Ltd.	1,400	50,211
Land Business Co., Ltd.	1,700	11,889
LEC, Inc.	8,800	79,915
LECIP Holdings Corp.	600	4,382
Leopalace21 Corp. (a) (d)	82,400	194,303
Life Corp.	4,400	87,946
LIFULL Co., Ltd. (d)	17,000	111,083
Like Co., Ltd.	2,100	31,223
Linical Co., Ltd.	2,600	23,934
Link And Motivation, Inc. (d)	8,900	45,494
Lintec Corp.	8,400	167,373
Litalico, Inc. (a)	900	16,993
LIXIL VIVA Corp.	5,200	78,335
Look Holdings, Inc.	2,200	21,488
M&A Capital Partners Co., Ltd. (a)	1,800	107,986
Macnica Fuji Electronics Holdings, Inc.	14,550	188,456
Macromill, Inc.	10,400	85,660
Maeda Corp.	25,500	223,463
Maeda Kosen Co., Ltd. (d)	5,700	80,988
Maeda Road Construction Co., Ltd.	11,700	255,568
Maezawa Kasei Industries Co., Ltd.	5,700	59,461
Maezawa Kyuso Industries Co., Ltd.	3,900	72,211
Makino Milling Machine Co., Ltd.	8,000	351,149
Mamezou Holdings Co., Ltd.	4,800	76,479
Mamiya-Op Co., Ltd.	1,900	17,780
Mandom Corp.	2,100	52,238
MarkLines Co., Ltd.	3,000	50,488
Mars Engineering Corp.	3,600	63,658
Marubun Corp.	8,200	41,372
Marudai Food Co., Ltd.	7,600	160,455
Marufuji Sheet Piling Co., Ltd.	1,300	24,939
Maruha Nichiro Corp.	10,900	275,387
Maruka Machinery Co., Ltd.	900	17,334

BHFTII-84

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Marumae Co., Ltd.	2,500	$22,987
Marusan Securities Co., Ltd.	19,700	90,822
Maruwa Co., Ltd.	3,700	239,303
Maruwa Unyu Kikan Co., Ltd.	2,200	54,813
Maruyama Manufacturing Co., Inc.	1,500	16,695
Maruzen CHI Holdings Co., Ltd. (d)	11,900	41,071
Maruzen Co. Ltd/Taito ward	900	16,734
Maruzen Showa Unyu Co., Ltd.	4,600	128,794
Marvelous, Inc.	9,500	73,497
Matching Service Japan Co., Ltd.	1,200	14,585
Matsuda Sangyo Co., Ltd.	5,900	77,803
Matsui Construction Co., Ltd.	7,800	52,449
Matsuya Co., Ltd.	8,800	68,179
Matsuya Foods Co., Ltd.	2,500	90,131
Max Co., Ltd.	11,000	185,304
Maxvalu Tokai Co., Ltd.	3,500	64,108
MCJ Co., Ltd.	19,900	125,754
MEC Co., Ltd.	5,800	84,003
Media Do Holdings Co., Ltd.	1,700	59,986
Medical Data Vision Co., Ltd. (a)	3,800	38,836
Medical System Network Co., Ltd.	5,300	25,225
Medius Holdings Co., Ltd.	1,800	11,937
MedPeer, Inc. (a) (d)	3,200	34,543
Megachips Corp.	4,800	74,160
Megmilk Snow Brand Co., Ltd.	12,200	294,703
Meidensha Corp.	11,600	200,387
Meiji Electric Industries Co., Ltd.	1,000	12,508
Meiji Shipping Co., Ltd.	8,500	24,515
Meiko Electronics Co., Ltd.	7,500	104,662
Meiko Network Japan Co., Ltd.	7,200	58,713
Meisei Industrial Co., Ltd.	13,500	92,119
Meitec Corp.	7,700	378,632
Meito Sangyo Co., Ltd.	3,000	34,478
Meiwa Corp.	8,100	37,925
Meiwa Estate Co., Ltd.	5,200	25,892
Melco Holdings, Inc.	1,500	37,560
Members Co., Ltd.	1,800	30,286
Menicon Co., Ltd.	4,100	144,220
Mercuria Investment Co., Ltd.	2,100	14,016
Metaps, Inc. (a)	1,600	15,051
METAWATER Co., Ltd.	1,300	44,366
Michinoku Bank, Ltd. (The)	5,700	82,420
Micronics Japan Co., Ltd.	5,800	46,429
Mie Kotsu Group Holdings, Inc.	6,200	31,587
Mikuni Corp.	7,300	21,526
Milbon Co., Ltd.	7,320	362,202
MIMAKI ENGINEERING Co., Ltd.	4,400	21,596
Mimasu Semiconductor Industry Co., Ltd.	6,800	109,923
Ministop Co., Ltd.	5,400	69,513
Miraca Holdings, Inc.	14,400	329,759
Miraial Co., Ltd.	2,900	36,405
Mirait Holdings Corp. (d)	24,080	364,868
Miroku Jyoho Service Co., Ltd.	5,900	161,788
Misawa Homes Co., Ltd.	6,700	68,849
Mitani Corp.	6,900	343,483
Mitani Sekisan Co., Ltd.	4,100	123,477
Mito Securities Co., Ltd.	24,000	53,109

Japan—(Continued)
Mitsuba Corp.	12,300	72,223
Mitsubishi Logisnext Co., Ltd.	11,300	107,669
Mitsubishi Paper Mills, Ltd.	12,000	53,999
Mitsubishi Pencil Co., Ltd.	4,900	78,104
Mitsubishi Research Institute, Inc.	2,000	66,674
Mitsubishi Shokuhin Co., Ltd.	4,800	120,603
Mitsubishi Steel Manufacturing Co., Ltd.	5,900	60,796
Mitsuboshi Belting, Ltd.	8,500	140,174
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	30,000	264,965
Mitsui High-Tec, Inc.	9,500	150,632
Mitsui Matsushima Co., Ltd.	5,200	58,018
Mitsui Mining & Smelting Co., Ltd.	12,700	302,620
Mitsui Sugar Co., Ltd.	6,100	125,941
Mitsui-Soko Holdings Co., Ltd.	7,400	114,638
Mitsumura Printing Co., Ltd.	500	8,174
Mitsuuroko Group Holdings Co., Ltd.	12,900	125,268
Mixi, Inc.	10,500	221,572
Miyaji Engineering Group, Inc.	1,800	27,052
Miyazaki Bank, Ltd. (The)	6,000	134,963
Miyoshi Oil & Fat Co., Ltd.	2,800	30,444
Mizuho Medy Co., Ltd.	500	11,161
Mizuno Corp.	6,600	171,677
Mochida Pharmaceutical Co., Ltd.	700	26,886
Modec, Inc.	6,100	147,584
Monex Group, Inc. (d)	65,600	189,852
Money Partners Group Co., Ltd.	7,100	17,081
Monogatari Corp. (The)	1,700	158,542
MORESCO Corp.	2,500	30,815
Morinaga Milk Industry Co., Ltd.	10,400	396,515
Morita Holdings Corp.	11,200	176,828
Morozoff, Ltd.	900	41,133
Mory Industries, Inc.	2,800	52,338
Moshi Moshi Hotline, Inc.	11,500	143,302
Mr. Max Holdings, Ltd.	10,500	44,347
MTI, Ltd.	9,200	60,217
Mugen Estate Co., Ltd.	400	2,377
Murakami Corp.	3,000	69,689
Musashi Seimitsu Industry Co., Ltd.	15,800	202,399
Musashino Bank, Ltd. (The)	11,200	195,730
Mutoh Holdings Co., Ltd.	900	13,857
Mynet, Inc. (a)	1,000	4,918
N Field Co., Ltd.	3,200	18,477
NAC Co., Ltd.	3,600	32,241
Nachi-Fujikoshi Corp.	6,000	271,586
Nafco Co., Ltd.	1,400	16,968
Nagano Bank, Ltd. (The)	3,500	52,687
Nagano Keiki Co., Ltd.	4,200	26,563
Nagase & Co., Ltd.	11,100	155,838
Nagatanien Holdings Co., Ltd.	4,000	75,843
Nagawa Co., Ltd.	2,300	128,297
Naigai Trans Line, Ltd.	2,100	25,529
Nakabayashi Co., Ltd.	5,500	26,557
Nakamuraya Co., Ltd.	1,600	66,459
Nakanishi, Inc.	12,300	194,361
Nakano Corp.	4,000	17,683
Nakano Refrigerators Co., Ltd.	300	18,367
Nakayama Steel Works, Ltd.	6,300	25,646

BHFTII-85

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nakayamafuku Co., Ltd.	2,000	$9,851
Namura Shipbuilding Co., Ltd. (d)	18,956	52,942
Nanto Bank, Ltd. (The)	9,200	216,247
Narasaki Sangyo Co., Ltd.	800	13,595
Natori Co., Ltd.	2,600	39,057
NEC Capital Solutions, Ltd.	3,800	76,353
NEC Networks & System Integration Corp.	7,800	212,563
Neos Corp.	2,900	22,887
Neturen Co., Ltd.	9,800	77,459
New Art Holdings Co., Ltd.	1,235	10,607
New Japan Chemical Co., Ltd. (a)	9,900	17,670
Nextage Co., Ltd.	9,800	105,348
Nexyz Group Corp.	2,500	44,428
NF Corp.	1,600	29,501
NHK Spring Co., Ltd.	6,400	49,170
Nice Holdings, Inc. (a) (d)	3,100	19,423
Nichi-iko Pharmaceutical Co., Ltd.	13,200	147,351
Nichia Steel Works, Ltd.	13,000	36,340
Nichias Corp.	16,500	294,209
Nichiban Co., Ltd.	4,000	59,222
Nichicon Corp.	20,100	184,506
Nichiden Corp.	5,200	97,329
Nichiha Corp.	9,000	247,277
NichiiGakkan Co., Ltd.	11,800	194,012
Nichimo Co., Ltd.	1,600	27,355
Nichireki Co., Ltd.	9,000	92,235
Nichirin Co., Ltd.	700	9,587
Nihon Chouzai Co., Ltd.	1,660	57,157
Nihon Dempa Kogyo Co., Ltd. (a)	7,600	31,054
Nihon Eslead Corp.	2,700	40,366
Nihon Flush Co., Ltd.	3,000	71,495
Nihon House Holdings Co., Ltd.	15,000	72,530
Nihon Kagaku Sangyo Co., Ltd.	3,000	28,170
Nihon Nohyaku Co., Ltd.	14,000	63,713
Nihon Parkerizing Co., Ltd.	24,500	267,909
Nihon Plast Co., Ltd.	4,500	28,807
Nihon Tokushu Toryo Co., Ltd.	2,900	30,274
Nihon Yamamura Glass Co., Ltd.	3,800	44,783
Nikkato Corp.	1,700	10,367
Nikkiso Co., Ltd.	18,600	200,141
Nikko Co., Ltd.	9,000	55,461
Nikkon Holdings Co., Ltd.	16,100	369,198
Nippon Air Conditioning Services Co., Ltd.	9,600	61,123
Nippon Aqua Co., Ltd.	3,000	17,206
Nippon Beet Sugar Manufacturing Co., Ltd.	4,500	78,695
Nippon Carbide Industries Co., Inc.	2,300	25,945
Nippon Carbon Co., Ltd. (d)	3,000	106,786
Nippon Chemi-Con Corp.	5,900	87,729
Nippon Chemical Industrial Co., Ltd.	3,000	65,457
Nippon Chemiphar Co., Ltd.	800	21,386
Nippon Coke & Engineering Co., Ltd.	71,000	54,016
Nippon Commercial Development Co., Ltd.	2,500	33,804
Nippon Computer Dynamics Co., Ltd.	1,700	13,093
Nippon Concept Corp.	1,500	18,115
Nippon Concrete Industries Co., Ltd.	14,000	34,892
Nippon Denko Co., Ltd. (d)	43,865	68,159
Nippon Densetsu Kogyo Co., Ltd.	12,500	259,881

Japan—(Continued)
Nippon Electric Glass Co., Ltd.	1,300	29,127
Nippon Felt Co., Ltd.	8,600	36,600
Nippon Filcon Co., Ltd.	5,200	24,156
Nippon Fine Chemical Co., Ltd.	4,300	48,173
Nippon Flour Mills Co., Ltd.	22,500	353,107
Nippon Gas Co., Ltd.	10,100	284,747
Nippon Hume Corp.	8,200	58,711
Nippon Kanzai Co., Ltd.	4,800	83,104
Nippon Kayaku Co., Ltd.	7,900	94,729
Nippon Kinzoku Co., Ltd.	1,900	14,246
Nippon Kodoshi Corp.	1,600	18,433
Nippon Koei Co., Ltd.	5,000	146,507
Nippon Koshuha Steel Co., Ltd.	3,100	11,876
Nippon Light Metal Holdings Co., Ltd.	198,000	357,564
Nippon Paper Industries Co., Ltd.	3,300	53,890
Nippon Parking Development Co., Ltd.	65,100	102,679
Nippon Pillar Packing Co., Ltd.	6,500	72,893
Nippon Piston Ring Co., Ltd.	3,200	37,563
Nippon Rietec Co., Ltd.	5,800	64,701
Nippon Road Co., Ltd. (The)	2,700	163,329
Nippon Seiki Co., Ltd.	15,000	230,548
Nippon Seisen Co., Ltd.	1,200	26,557
Nippon Sharyo, Ltd. (a)	2,600	62,282
Nippon Sheet Glass Co., Ltd.	33,000	198,865
Nippon Signal Co., Ltd.	18,700	209,567
Nippon Soda Co., Ltd.	9,200	223,845
Nippon Steel Trading Corp.	5,196	203,988
Nippon Suisan Kaisha, Ltd.	24,000	136,436
Nippon Systemware Co., Ltd.	1,900	42,286
Nippon Thompson Co., Ltd.	23,200	97,491
Nippon Yakin Kogyo Co., Ltd. (d)	5,400	109,100
Nipro Corp.	20,300	228,488
Nishi-Nippon Financial Holdings, Inc.	25,200	177,701
Nishi-Nippon Railroad Co., Ltd.	15,300	337,460
Nishikawa Rubber Co., Ltd.	1,200	20,281
Nishimatsu Construction Co., Ltd.	19,400	362,877
Nishimatsuya Chain Co., Ltd.	11,800	100,464
Nishimoto Co., Ltd.	1,400	44,803
Nishio Rent All Co., Ltd.	4,400	113,595
Nissan Shatai Co., Ltd.	6,400	52,046
Nissan Tokyo Sales Holdings Co., Ltd.	11,000	28,748
Nissei ASB Machine Co., Ltd.	2,800	88,545
Nissei Corp.	3,700	41,409
Nissei Plastic Industrial Co., Ltd. (d)	6,000	55,830
Nissha Co., Ltd. (d)	7,200	71,710
Nisshin Fudosan Co.	12,300	52,555
Nisshin Oillio Group, Ltd. (The)	10,200	321,145
Nisshinbo Holdings, Inc.	41,320	324,118
Nissin Corp.	6,000	86,493
Nissin Electric Co., Ltd.	14,800	180,714
Nissin Kogyo Co., Ltd.	15,200	214,254
Nissin Sugar Co., Ltd.	1,800	32,167
Nissui Pharmaceutical Co., Ltd.	5,100	55,145
Nitta Corp.	6,800	182,247
Nitta Gelatin, Inc.	4,500	27,881
Nittan Valve Co., Ltd.	6,300	15,908
Nittetsu Mining Co., Ltd.	2,200	86,820

BHFTII-86

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nitto Boseki Co., Ltd.	9,800	$301,669
Nitto Fuji Flour Milling Co., Ltd.	400	24,895
Nitto Kogyo Corp.	9,000	171,781
Nitto Kohki Co., Ltd.	4,100	80,172
Nitto Seiko Co., Ltd.	12,500	66,077
Nittoc Construction Co., Ltd.	11,050	64,820
NJS Co., Ltd.	3,300	52,359
Noevir Holdings Co., Ltd.	3,200	167,984
Nohmi Bosai, Ltd.	7,000	134,506
Nojima Corp.	7,700	129,771
Nomura Co., Ltd.	23,700	298,396
Noritake Co., Ltd.	4,200	155,321
Noritsu Koki Co., Ltd.	5,200	82,387
Noritz Corp.	11,400	132,925
North Pacific Bank, Ltd.	122,400	260,925
NS Tool Co., Ltd.	1,900	34,398
NS United Kaiun Kaisha, Ltd.	4,100	85,691
NSD Co., Ltd.	10,670	306,699
NTN Corp. (d)	88,500	255,793
Nuflare Technology, Inc.	800	56,778
OAK Capital Corp.	15,500	18,870
Oat Agrio Co., Ltd.	200	2,783
Obara Group, Inc.	3,500	119,014
Odelic Co., Ltd.	1,000	36,119
Oenon Holdings, Inc.	21,000	75,473
Ogaki Kyoritsu Bank, Ltd. (The)	12,500	278,163
Ohara, Inc.	600	8,339
Ohashi Technica, Inc.	4,600	57,950
Ohba Co., Ltd.	4,600	26,935
Ohsho Food Service Corp.	3,600	233,240
Oiles Corp.	8,000	117,051
Oisix ra daichi, Inc. (a)	2,100	27,389
Oita Bank, Ltd. (The)	5,700	153,542
Okabe Co., Ltd.	14,000	111,562
Okada Aiyon Corp.	1,900	21,120
Okamoto Industries, Inc.	3,200	118,227
Okamoto Machine Tool Works, Ltd.	1,400	30,514
Okamura Corp.	21,800	213,399
Okasan Securities Group, Inc.	29,000	103,424
Okaya Electric Industries Co., Ltd. (a)	5,800	19,732
Oki Electric Industry Co., Ltd.	22,700	309,115
Okinawa Cellular Telephone Co.	4,400	144,299
Okinawa Electric Power Co., Inc. (The)	16,883	265,611
OKK Corp.	3,100	20,408
OKUMA Corp. (d)	5,100	279,135
Okumura Corp.	11,400	305,864
Okura Industrial Co., Ltd.	3,000	45,396
Okuwa Co., Ltd.	10,000	112,712
Olympic Group Corp.	4,900	28,076
ONO Sokki Co., Ltd.	4,200	20,641
Onoken Co., Ltd.	6,500	79,360
Onward Holdings Co., Ltd.	49,000	255,649
Ootoya Holdings Co., Ltd.	600	12,307
Open Door, Inc. (a)	2,700	54,729
Optex Group Co., Ltd.	9,400	140,727
Organo Corp.	2,800	124,827
Orient Corp.	72,800	98,123

Japan—(Continued)
Origin Co., Ltd.	3,400	43,219
Oro Co., Ltd. (d)	1,200	31,840
Osaka Organic Chemical Industry, Ltd.	5,900	58,804
Osaka Soda Co., Ltd.	5,000	128,161
Osaka Steel Co., Ltd.	5,900	72,630
OSAKA Titanium Technologies Co., Ltd.	5,500	90,208
Osaki Electric Co., Ltd.	11,000	67,427
OSG Corp.	14,300	297,859
OSJB Holdings Corp.	29,700	67,940
OUG Holdings, Inc.	700	17,856
Outsourcing, Inc.	32,100	305,678
Oyo Corp.	7,400	73,745
Ozu Corp.	600	10,193
Pacific Industrial Co., Ltd.	16,700	245,862
Pacific Metals Co., Ltd. (d)	6,100	127,458
Pack Corp. (The)	4,600	156,240
Pal Group Holdings Co., Ltd.	3,800	117,485
PAPYLESS Co., Ltd.	700	12,471
Paraca, Inc.	300	5,706
Paramount Bed Holdings Co., Ltd.	6,000	219,313
Parco Co., Ltd.	8,100	95,685
Paris Miki Holdings, Inc.	10,600	28,672
Pasona Group, Inc.	6,200	88,951
PC Depot Corp.	4,600	21,002
PCI Holdings, Inc.	900	17,180
Pegasus Sewing Machine Manufacturing Co., Ltd.	1,300	5,954
Penta-Ocean Construction Co., Ltd.	75,700	419,156
Pepper Food Service Co., Ltd. (d)	2,700	39,146
Phil Co., Inc. (a)	500	18,913
PIA Corp.	1,400	60,706
Pickles Corp.	800	20,053
Pilot Corp.	4,100	152,825
Piolax, Inc.	10,500	180,918
Plenus Co., Ltd.	7,800	131,108
Poletowin Pitcrew Holdings, Inc.	7,900	77,590
Press Kogyo Co., Ltd.	37,000	155,093
Pressance Corp.	10,400	167,679
Prestige International, Inc.	29,600	236,363
Prima Meat Packers, Ltd. (d)	9,600	191,572
Pro-Ship, Inc.	2,300	26,166
Pronexus, Inc.	6,700	69,246
Proto Corp.	8,800	95,480
PS Mitsubishi Construction Co., Ltd.	8,800	59,039
Punch Industry Co., Ltd.	2,700	12,395
Qol Co., Ltd.	5,900	78,886
Quick Co., Ltd.	4,000	50,460
Raccoon Co., Ltd.	6,000	37,102
Raito Kogyo Co., Ltd.	16,900	222,865
Raiznext Corp.	16,100	164,284
Rakus Co., Ltd.	5,800	90,012
Rasa Industries, Ltd.	2,600	30,437
Raysum Co., Ltd.	5,300	55,180
RECOMM Co., Ltd. (d)	14,500	17,573
Renaissance, Inc. (d)	3,400	50,616
Rengo Co., Ltd.	20,700	149,825
RENOVA, Inc. (a)	4,800	40,807
Renown, Inc. (a) (d)	29,200	30,892

BHFTII-87

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Resorttrust, Inc.	18,100	$293,910
Restar Holdings Corp.	8,700	142,117
Retail Partners Co., Ltd.	1,300	10,455
Rheon Automatic Machinery Co., Ltd.	5,000	72,684
Rhythm Watch Co., Ltd.	2,500	23,861
Riberesute Corp.	4,300	33,055
Ricoh Leasing Co., Ltd.	5,600	181,591
Ride On Express Holdings Co., Ltd.	1,700	23,322
Right On Co., Ltd. (d)	5,900	35,583
Riken Corp.	3,500	121,777
Riken Keiki Co., Ltd.	6,000	115,911
Riken Technos Corp.	15,000	63,757
Riken Vitamin Co., Ltd.	2,700	86,755
Ringer Hut Co., Ltd.	6,000	143,118
Rion Co., Ltd.	2,200	48,982
Riso Kagaku Corp.	8,458	129,660
Riso Kyoiku Co., Ltd.	34,770	141,585
Rock Field Co., Ltd.	6,600	88,195
Rokko Butter Co., Ltd.	3,600	57,590
Roland DG Corp.	3,000	55,772
Rorze Corp.	1,900	45,249
Round One Corp.	22,000	328,672
Royal Holdings Co., Ltd.	8,300	210,496
Rozetta Corp. (a)	1,400	50,128
RS Technologies Co., Ltd.	1,500	49,319
Ryobi, Ltd.	9,400	158,246
Ryoden Corp.	4,500	63,050
Ryosan Co., Ltd.	10,800	275,773
Ryoyo Electro Corp.	7,800	133,997
S Foods, Inc.	4,500	124,625
S&B Foods, Inc.	1,500	55,796
S-Pool, Inc.	6,000	37,336
Sac’s Bar Holdings, Inc.	6,850	56,552
Sagami Rubber Industries Co., Ltd.	1,800	25,449
Saibu Gas Co., Ltd.	12,200	268,554
Saizeriya Co., Ltd.	9,200	236,428
Sakai Chemical Industry Co., Ltd.	6,000	141,035
Sakai Heavy Industries, Ltd.	1,400	36,890
Sakai Moving Service Co., Ltd.	2,800	161,136
Sakai Ovex Co., Ltd.	1,600	26,744
Sakata INX Corp.	11,800	122,910
Sakura Internet, Inc.	4,400	24,749
Sala Corp.	15,800	88,350
SAMTY Co., Ltd.	6,800	118,580
San Holdings, Inc.	2,800	28,200
San ju San Financial Group, Inc.	7,870	117,299
San-A Co., Ltd.	5,700	252,170
San-Ai Oil Co., Ltd.	20,000	198,115
San-In Godo Bank, Ltd. (The)	59,000	360,141
Sanden Holdings Corp. (a)	8,400	47,032
Sanei Architecture Planning Co., Ltd.	3,500	48,061
Sangetsu Corp.	14,800	279,614
Sanix, Inc. (a)	7,800	29,916
Sanken Electric Co., Ltd.	7,400	147,226
Sanki Engineering Co., Ltd.	17,900	212,023
Sanko Metal Industrial Co., Ltd.	1,000	22,341
Sankyo Frontier Co., Ltd.	1,000	29,282

Japan—(Continued)
Sankyo Seiko Co., Ltd.	13,400	63,797
Sankyo Tateyama, Inc.	9,600	111,783
Sanoh Industrial Co., Ltd. (d)	10,100	57,662
Sansei Technologies, Inc.	800	7,053
Sansha Electric Manufacturing Co., Ltd.	2,700	17,550
Sanshin Electronics Co., Ltd.	8,500	118,923
Sanyo Chemical Industries, Ltd.	4,200	181,750
Sanyo Denki Co., Ltd.	1,800	79,370
Sanyo Electric Railway Co., Ltd.	4,800	97,898
Sanyo Housing Nagoya Co., Ltd.	3,000	24,127
Sanyo Industries, Ltd.	1,300	22,303
Sanyo Shokai, Ltd.	5,100	68,812
Sanyo Special Steel Co., Ltd.	8,600	115,357
Sanyo Trading Co., Ltd.	1,300	25,606
Sapporo Holdings, Ltd.	15,600	389,021
Sata Construction Co., Ltd.	2,600	10,079
Sato Holdings Corp.	6,900	187,249
Sato Restaurant Systems Co., Ltd. (d)	6,700	63,245
Sato Shoji Corp.	6,500	49,535
Satori Electric Co., Ltd.	5,500	41,031
Sawada Holdings Co., Ltd.	10,300	80,065
Saxa Holdings, Inc.	2,400	41,206
SBS Holdings, Inc.	6,900	100,504
Scala, Inc.	5,700	51,576
Scroll Corp.	13,100	39,200
SEC Carbon, Ltd.	200	15,223
Secom Joshinetsu Co., Ltd.	945	30,776
Seed Co., Ltd.	1,700	14,193
Seika Corp.	4,200	51,692
Seikagaku Corp.	7,500	78,985
Seikitokyu Kogyo Co., Ltd.	12,500	84,315
Seiko Holdings Corp. (d)	8,800	194,338
Seiko PMC Corp.	1,500	10,902
Seiren Co., Ltd.	19,100	221,436
Sekisui Jushi Corp.	10,200	201,772
Sekisui Plastics Co., Ltd.	10,300	71,847
Senko Group Holdings Co., Ltd.	31,000	242,353
Senshu Electric Co., Ltd.	2,400	62,886
Senshu Ikeda Holdings, Inc.	84,000	145,956
Senshukai Co., Ltd. (a)	11,000	29,314
Seria Co., Ltd.	6,900	168,197
SFP Holdings Co., Ltd.	1,500	29,976
Shibaura Electronics Co., Ltd.	2,800	70,086
Shibaura Mechatronics Corp.	900	24,010
Shibusawa Warehouse Co., Ltd. (The)	4,200	73,879
Shibuya Corp.	4,800	129,153
Shidax Corp. (a)	9,600	26,343
SHIFT, Inc. (a)	1,800	89,010
Shiga Bank, Ltd. (The)	17,800	406,716
Shikibo, Ltd.	4,700	39,703
Shikoku Bank, Ltd. (The)	14,000	127,558
Shikoku Chemicals Corp.	13,000	137,169
Shima Seiki Manufacturing, Ltd.	7,100	164,080
Shimachu Co., Ltd.	19,600	478,736
Shimane Bank, Ltd. (The)	2,500	15,773
Shimizu Bank, Ltd. (The)	3,400	58,184
Shimojima Co., Ltd.	6,300	65,153

BHFTII-88

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Shin Nippon Air Technologies Co., Ltd.	4,600	$76,549
Shin Nippon Biomedical Laboratories, Ltd.	5,300	32,978
Shin-Etsu Polymer Co., Ltd.	16,900	118,213
Shin-Keisei Electric Railway Co., Ltd.	2,900	56,332
Shinagawa Refractories Co., Ltd.	2,000	49,019
Shindengen Electric Manufacturing Co., Ltd.	2,800	90,902
Shinki Bus Co., Ltd.	900	31,343
Shinko Electric Industries Co., Ltd. (d)	27,600	237,453
Shinko Shoji Co., Ltd.	15,400	132,914
Shinmaywa Industries, Ltd. (d)	34,000	398,784
Shinnihon Corp.	10,200	71,729
Shinoken Group Co., Ltd.	7,100	63,029
Shinsho Corp.	1,400	30,649
Shinwa Co., Ltd.	3,900	78,218
Ship Healthcare Holdings, Inc.	2,100	89,657
Shizuki Electric Co., Inc.	8,000	39,976
Shizuoka Gas Co., Ltd.	21,300	181,659
Shobunsha Publications, Inc. (a)	4,800	16,744
Shoei Co., Ltd.	3,400	143,109
Shoei Foods Corp.	3,400	103,079
Shofu, Inc.	3,900	53,349
Shoko Co., Ltd. (a)	1,900	11,146
Showa Aircraft Industry Co., Ltd.	4,000	50,676
Showa Corp.	17,600	255,419
Showa Sangyo Co., Ltd.	6,600	187,659
SIGMAXYZ, Inc.	3,300	44,251
Siix Corp.	9,600	131,644
Sinanen Holdings Co., Ltd.	2,900	49,355
Sinfonia Technology Co., Ltd.	8,400	93,803
Sinko Industries, Ltd.	6,400	103,819
Sintokogio, Ltd.	16,800	151,895
SK-Electronics Co., Ltd.	400	7,053
SKY Perfect JSAT Holdings, Inc.	38,100	154,697
SMK Corp.	2,300	57,239
SMS Co., Ltd.	19,000	464,748
Snow Peak, Inc.	2,200	26,533
SNT Corp.	15,600	63,472
Soda Nikka Co., Ltd.	7,000	35,154
Sodick Co., Ltd.	16,800	120,951
Soft99 Corp.	5,100	45,062
Softbank Technology Corp. (d)	3,200	58,384
Softbrain Co., Ltd.	7,400	44,787
Softcreate Holdings Corp.	2,300	34,597
Software Service, Inc.	1,200	124,412
Sogo Medical Holdings Co., Ltd.	4,800	78,809
Solasto Corp.	12,800	144,817
SoldOut, Inc.	800	9,712
Soliton Systems KK	600	5,449
Sotoh Co., Ltd.	3,100	27,849
Sourcenext Corp. (d)	11,800	52,095
Space Co., Ltd.	5,060	59,117
Space Value Holdings Co., Ltd.	9,000	41,649
Sparx Group Co., Ltd.	35,900	83,103
SPK Corp.	1,700	40,265
SRA Holdings	3,100	68,744
ST Corp.	1,500	22,018
St-Care Holding Corp.	2,300	10,742

Japan—(Continued)
St. Marc Holdings Co., Ltd.	5,100	112,525
Star Mica Holdings Co., Ltd.	3,000	52,056
Star Micronics Co., Ltd.	7,700	109,158
Starts Corp., Inc.	7,500	183,790
Starzen Co., Ltd.	2,500	99,586
Stella Chemifa Corp.	3,600	88,093
Step Co., Ltd.	4,100	53,790
Strike Co., Ltd.	2,200	59,237
Studio Alice Co., Ltd.	2,900	53,927
Subaru Enterprise Co., Ltd.	100	6,376
Sugimoto & Co., Ltd.	3,800	67,213
Sumida Corp.	8,600	79,648
Suminoe Textile Co., Ltd.	2,300	64,721
Sumitomo Bakelite Co., Ltd.	5,600	220,519
Sumitomo Densetsu Co., Ltd.	5,400	110,427
Sumitomo Mitsui Construction Co., Ltd.	52,060	274,550
Sumitomo Osaka Cement Co., Ltd.	9,800	422,120
Sumitomo Precision Products Co., Ltd.	1,200	34,231
Sumitomo Riko Co., Ltd.	15,300	122,942
Sumitomo Seika Chemicals Co., Ltd.	3,200	94,982
Sumitomo Warehouse Co., Ltd. (The)	26,500	350,573
Sun Frontier Fudousan Co., Ltd.	8,600	102,642
Sun-Wa Technos Corp.	3,900	31,297
Suncall Corp.	8,300	35,470
Sushiro Global Holdings, Ltd.	2,500	168,184
SWCC Showa Holdings Co., Ltd.	7,600	61,400
System Information Co., Ltd.	2,800	25,560
System Research Co., Ltd.	1,200	21,440
Systena Corp.	20,000	297,386
Syuppin Co., Ltd.	6,100	60,573
T Hasegawa Co., Ltd.	8,400	155,879
T RAD Co., Ltd.	2,900	47,254
T&K Toka Co., Ltd.	8,600	74,350
T-Gaia Corp.	6,500	131,671
Tachi-S Co., Ltd.	10,300	125,482
Tachibana Eletech Co., Ltd.	5,640	86,002
Tachikawa Corp.	1,200	15,262
Tadano, Ltd.	24,500	235,024
Taihei Dengyo Kaisha, Ltd.	6,000	133,181
Taiheiyo Kouhatsu, Inc.	2,100	15,154
Taiho Kogyo Co., Ltd.	6,400	45,802
Taikisha, Ltd.	9,100	275,837
Taiko Bank, Ltd. (The)	3,100	45,492
Taisei Lamick Co., Ltd.	2,200	57,942
Taiyo Holdings Co., Ltd.	5,300	179,343
Takachiho Koheki Co., Ltd.	400	4,129
Takagi Seiko Corp.	600	16,443
Takamatsu Construction Group Co., Ltd.	5,400	124,188
Takamiya Co., Ltd.	5,200	31,075
Takano Co., Ltd.	4,600	32,989
Takaoka Toko Co., Ltd.	4,365	45,857
Takara Leben Co., Ltd.	28,600	111,046
Takara Printing Co., Ltd.	1,300	20,085
Takara Standard Co., Ltd.	14,400	238,588
Takasago International Corp.	5,400	131,314
Takasago Thermal Engineering Co., Ltd.	16,800	277,665
Takashima & Co., Ltd.	2,500	37,166

BHFTII-89

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Takashimaya Co., Ltd.	2,100	$24,569
Take And Give Needs Co., Ltd.	4,010	43,790
Takeei Corp.	8,200	80,867
Takemoto Yohki Co., Ltd.	1,200	10,728
Takeuchi Manufacturing Co., Ltd.	10,000	156,455
Takihyo Co., Ltd.	2,000	33,750
Takisawa Machine Tool Co., Ltd.	2,200	26,293
Takuma Co., Ltd.	16,600	189,120
Tama Home Co., Ltd.	5,900	75,995
Tamron Co., Ltd.	6,000	129,479
Tamura Corp.	26,000	140,178
Tanseisha Co., Ltd.	11,750	132,068
Tateru, Inc. (a) (d)	3,600	5,871
Tatsuta Electric Wire and Cable Co., Ltd.	17,000	73,096
Tayca Corp.	6,000	109,325
Tazmo Co., Ltd.	900	9,143
TBK Co., Ltd.	8,000	30,508
TDC Soft, Inc.	4,900	36,134
TechMatrix Corp.	5,100	110,152
TECHNO ASSOCIE Co., Ltd. (d)	300	2,780
Techno Medica Co., Ltd.	2,400	51,697
Techno Ryowa, Ltd.	4,800	34,162
TechnoPro Holdings, Inc.	1,200	71,146
Tecnos Japan, Inc.	2,000	9,520
Teikoku Electric Manufacturing Co., Ltd.	8,200	89,349
Teikoku Sen-I Co., Ltd.	3,300	55,189
Teikoku Tsushin Kogyo Co., Ltd.	3,000	31,597
Tekken Corp.	1,400	35,893
Temairazu, Inc.	700	29,314
Tenma Corp.	6,200	112,889
Tenpos Holdings Co., Ltd.	700	13,915
Teraoka Seisakusho Co., Ltd.	200	877
Terilogy Co., Ltd. (a)	1,600	10,130
Tigers Polymer Corp.	2,200	12,217
TKC Corp.	6,700	291,270
Toa Corp.	5,800	70,348
Toa Corp.	9,600	108,602
Toa Oil Co., Ltd.	3,200	66,377
TOA ROAD Corp.	1,800	56,976
Toabo Corp.	3,400	16,613
Toagosei Co., Ltd.	37,000	419,469
Tobishima Corp.	5,560	59,879
TOC Co., Ltd.	15,800	120,678
Tocalo Co., Ltd.	19,200	159,872
Tochigi Bank, Ltd. (The)	38,200	69,210
Toda Corp.	8,100	46,893
Toda Kogyo Corp.	1,100	22,614
Toei Animation Co., Ltd.	2,400	108,933
Toei Co., Ltd.	1,200	170,421
Toell Co., Ltd.	3,100	21,312
Toenec Corp.	3,200	102,322
Toho Bank, Ltd. (The)	83,000	196,241
Toho Co., Ltd.	2,700	46,607
Toho Holdings Co., Ltd.	10,600	245,826
Toho Titanium Co., Ltd.	7,600	58,524
Toho Zinc Co., Ltd.	5,000	93,233
Tohoku Bank, Ltd. (The)	4,700	45,815

Japan—(Continued)
Tohokushinsha Film Corp.	4,800	26,641
Tohto Suisan Co., Ltd.	1,400	33,225
Tokai Corp.	7,800	170,004
TOKAI Holdings Corp.	26,600	249,939
Tokai Lease Co., Ltd.	1,600	24,483
Tokai Rika Co., Ltd.	10,300	175,411
Tokai Tokyo Financial Holdings, Inc.	51,400	142,777
Token Corp.	2,460	151,476
Tokushu Tokai Paper Co., Ltd.	3,300	115,597
Tokuyama Corp.	13,900	321,270
Tokyo Base Co., Ltd. (a)	2,200	16,066
Tokyo Dome Corp. (d)	31,000	298,323
Tokyo Electron Device, Ltd.	2,400	45,187
Tokyo Energy & Systems, Inc.	8,000	65,413
Tokyo Individualized Educational Institute, Inc.	1,400	12,089
Tokyo Keiki, Inc.	4,200	34,464
Tokyo Ohka Kogyo Co., Ltd.	13,100	490,264
Tokyo Rakutenchi Co., Ltd.	1,300	68,547
Tokyo Rope Manufacturing Co., Ltd.	4,600	43,145
Tokyo Sangyo Co., Ltd.	12,000	55,073
Tokyo Seimitsu Co., Ltd.	13,800	409,199
Tokyo Steel Manufacturing Co., Ltd.	36,800	283,429
Tokyo Tekko Co., Ltd.	3,400	42,445
Tokyo Theatres Co., Inc.	2,900	36,644
Tokyo TY Financial Group, Inc.	9,724	126,890
Tokyotokeiba Co., Ltd.	3,900	119,073
Tokyu Construction Co., Ltd.	11,500	88,359
Tokyu Recreation Co., Ltd.	1,200	55,511
Toli Corp.	20,000	46,445
Tomato Bank, Ltd.	4,200	41,525
Tomen Devices Corp.	1,500	32,761
Tomoe Corp.	12,500	46,527
Tomoe Engineering Co., Ltd.	2,100	45,904
Tomoegawa Co., Ltd.	2,400	21,806
Tomoku Co., Ltd.	5,400	77,281
TOMONY Holdings, Inc.	56,900	185,362
Tomy Co., Ltd.	22,400	257,208
Tonami Holdings Co., Ltd.	2,200	94,077
Topcon Corp.	28,800	385,303
Toppan Forms Co., Ltd.	19,800	187,348
Topre Corp.	11,900	188,887
Topy Industries, Ltd.	6,800	121,341
Toridolll Holdings Corp.	6,900	156,151
Torigoe Co., Ltd. (The)	7,100	59,204
Torii Pharmaceutical Co., Ltd.	4,500	120,143
Torikizoku Co., Ltd.	900	20,254
Torishima Pump Manufacturing Co., Ltd.	7,700	69,850
Tosei Corp.	13,200	156,601
Toshiba Machine Co., Ltd.	8,400	175,146
Toshiba Plant Systems & Services Corp.	8,800	147,294
Toshiba TEC Corp.	4,700	139,460
Tosho Co., Ltd.	4,800	105,643
Totetsu Kogyo Co., Ltd.	8,400	249,864
Tottori Bank, Ltd. (The)	3,700	49,386
Toukei Computer Co., Ltd.	1,400	41,337
Tow Co., Ltd.	5,500	37,628
Towa Bank, Ltd. (The)	11,500	84,582

BHFTII-90

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Towa Corp.	8,000	$63,778
Towa Pharmaceutical Co., Ltd.	8,400	195,595
Toyo Construction Co., Ltd.	25,499	110,241
Toyo Corp.	9,600	95,702
Toyo Denki Seizo KK	3,200	43,991
Toyo Engineering Corp. (a) (d)	7,600	43,815
Toyo Gosei Co., Ltd.	800	18,004
Toyo Ink SC Holdings Co., Ltd.	15,200	347,717
Toyo Kanetsu KK	3,800	68,059
Toyo Machinery & Metal Co., Ltd.	6,000	31,580
Toyo Securities Co., Ltd.	23,000	39,363
Toyo Sugar Refining Co., Ltd.	900	8,892
Toyo Tanso Co., Ltd.	4,600	99,461
Toyo Tire Corp.	13,400	170,442
Toyo Wharf & Warehouse Co., Ltd.	2,500	31,355
Toyobo Co., Ltd.	33,200	438,406
TPR Co., Ltd.	7,300	117,183
Trancom Co., Ltd.	2,300	133,510
Transaction Co., Ltd.	1,400	13,325
Tri Chemical Laboratories, Inc.	1,500	92,122
Trusco Nakayama Corp.	12,300	288,434
Trust Tech, Inc.	6,000	72,330
TS Tech Co., Ltd.	2,800	85,703
TSI Holdings Co., Ltd.	28,205	156,617
Tsubaki Nakashima Co., Ltd.	9,600	143,682
Tsubakimoto Chain Co.	9,000	290,267
Tsubakimoto Kogyo Co., Ltd.	1,600	55,823
Tsudakoma Corp.	1,600	19,683
Tsugami Corp. (d)	17,000	145,590
Tsukada Global Holdings, Inc.	7,200	39,777
Tsukamoto Corp. Co., Ltd.	2,100	20,358
Tsukishima Kikai Co., Ltd.	8,600	110,318
Tsukuba Bank, Ltd.	34,500	58,345
Tsukui Corp.	18,800	74,584
Tsumura & Co.	3,400	91,336
Tsurumi Manufacturing Co., Ltd.	6,100	113,441
Tsutsumi Jewelry Co., Ltd.	3,200	61,911
TV Asahi Holdings Corp.	6,400	100,982
TV Tokyo Holdings Corp.	3,700	75,891
TYK Corp.	6,000	16,183
UACJ Corp. (d)	10,685	180,755
Ube Industries, Ltd.	5,200	105,628
Uchida Yoko Co., Ltd.	4,200	152,679
Ueki Corp.	1,100	25,190
Ulvac, Inc.	13,300	539,178
UMC Electronics Co., Ltd.	1,900	12,274
Umenohana Co., Ltd. (a)	600	14,347
Uniden Holdings Corp.	2,500	43,351
UNIMAT Retirement Community Co., Ltd.	1,600	22,034
Union Tool Co.	3,400	99,548
Unipres Corp.	13,900	219,419
United Arrows, Ltd.	6,000	175,797
United Super Markets Holdings, Inc.	20,700	184,896
Unitika, Ltd. (a)	15,600	46,212
Unizo Holdings Co., Ltd.	7,800	347,520
Usen-Next Holdings Co., Ltd.	2,700	20,168
Ushio, Inc.	39,000	553,984

Japan—(Continued)
UT Group Co., Ltd. (d)	7,600	162,498
Utoc Corp.	5,100	23,243
V Technology Co., Ltd.	3,000	147,320
V-Cube, Inc. (a)	2,100	8,011
Valor Holdings Co., Ltd.	11,800	199,582
Valqua, Ltd.	6,000	121,288
Value HR Co., Ltd.	500	14,799
ValueCommerce Co., Ltd. (d)	5,000	79,513
Vector, Inc. (a)	10,100	84,588
VIA Holdings, Inc. (a)	1,600	9,339
Village Vanguard Co., Ltd.	2,300	22,649
VINX Corp.	1,000	11,412
Vision, Inc. (a) (d)	5,700	82,423
Vital KSK Holdings, Inc.	14,200	137,831
VT Holdings Co., Ltd.	24,300	100,211
Wacoal Holdings Corp.	10,900	281,556
Wacom Co., Ltd.	44,400	145,193
Wakachiku Construction Co., Ltd.	4,600	63,848
Wakamoto Pharmaceutical Co., Ltd. (a)	9,000	20,826
Wakita & Co., Ltd.	15,300	151,243
Warabeya Nichiyo Holdings Co., Ltd.	5,000	91,167
Waseda Academy Co., Ltd.	1,400	10,481
Watahan & Co., Ltd.	1,600	29,241
WATAMI Co., Ltd.	7,600	95,648
Watts Co., Ltd.	1,900	10,858
WDB Holdings Co., Ltd.	2,200	59,220
Weathernews, Inc.	2,100	64,397
West Holdings Corp.	7,200	88,857
Will Group, Inc.	4,200	36,746
WIN-Partners Co., Ltd.	3,700	39,015
Wood One Co., Ltd.	2,600	25,280
World Holdings Co., Ltd.	2,500	36,182
Wowow, Inc.	2,200	53,445
Xebio Holdings Co., Ltd.	8,700	94,774
Y.A.C. Holdings Co., Ltd.	3,900	24,593
YA-MAN, Ltd. (d)	8,800	57,516
Yachiyo Industry Co., Ltd.	3,900	21,327
Yahagi Construction Co., Ltd.	10,900	70,142
Yaizu Suisankagaku Industry Co., Ltd.	4,400	42,762
YAKUODO Holdings Co., Ltd.	2,900	72,577
YAMABIKO Corp.	12,800	134,275
YAMADA Consulting Group Co., Ltd.	3,100	48,411
Yamagata Bank, Ltd. (The)	10,400	141,312
Yamaguchi Financial Group, Inc.	6,200	42,835
Yamaha Motor Robotics Holdings Co., Ltd. (a)	5,300	20,177
Yamaichi Electronics Co., Ltd.	8,200	93,674
Yamanashi Chuo Bank, Ltd. (The)	11,800	112,745
Yamatane Corp.	3,400	42,714
Yamato Corp.	6,600	43,188
Yamato International, Inc.	6,700	24,752
Yamato Kogyo Co., Ltd.	7,900	197,133
Yamaura Corp.	2,800	22,526
Yamaya Corp.	1,150	23,357
Yamazawa Co., Ltd.	1,000	15,458
Yamazen Corp.	19,500	170,720
Yaoko Co., Ltd.	3,900	174,598
Yashima Denki Co., Ltd. (d)	7,500	59,983

BHFTII-91

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Yasuda Logistics Corp.	7,400	$63,836
Yasunaga Corp.	1,700	20,285
Yellow Hat, Ltd.	11,600	171,546
Yodogawa Steel Works, Ltd.	7,600	142,525
Yokogawa Bridge Holdings Corp.	12,800	193,353
Yokohama Reito Co., Ltd.	16,800	161,590
Yokowo Co., Ltd.	5,200	142,963
Yomeishu Seizo Co., Ltd.	3,000	52,982
Yomiuri Land Co., Ltd. (d)	1,300	53,762
Yondenko Corp.	1,600	41,939
Yondoshi Holdings, Inc.	4,600	112,260
Yorozu Corp.	7,900	95,506
Yoshinoya Holdings Co., Ltd.	7,000	158,343
Yossix Co., Ltd.	400	11,732
Yotai Refractories Co., Ltd.	2,200	11,859
Yuasa Funashoku Co., Ltd.	1,300	43,175
Yuasa Trading Co., Ltd.	5,800	166,089
Yuken Kogyo Co., Ltd.	1,700	25,511
Yume No. Machi Souzou Iinkai Co., Ltd.	5,400	80,535
Yumeshin Holdings Co., Ltd. (d)	13,100	106,292
Yurtec Corp.	12,000	73,229
Yushiro Chemical Industry Co., Ltd.	3,700	45,940
Yutaka Giken Co., Ltd.	600	10,148
Zappallas, Inc. (a)	4,900	17,923
Zenrin Co., Ltd.	10,950	186,278
ZIGExN Co., Ltd.	17,200	91,651
Zojirushi Corp. (d)	9,800	130,043
Zuiko Corp.	1,000	29,378
Zuken, Inc.	5,400	93,322

		151,947,169

Jersey, Channel Islands—0.1%
Centamin plc	392,183	607,189
Highland Gold Mining, Ltd.	54,663	145,062
Sanne Group plc	4,033	26,902

		779,153

Jordan—0.0%
Hikma Pharmaceuticals plc	3,523	95,278

Kazakhstan—0.0%
KAZ Minerals plc	42,164	224,965

Liechtenstein—0.1%
Liechtensteinische Landesbank AG	2,973	187,885
VP Bank AG	955	149,928

		337,813

Luxembourg—0.1%
APERAM S.A.	21,182	516,799
L’Occitane International S.A.	80,750	161,081

		677,880

Macau—0.0%
Macau Legend Development, Ltd. (a)	585,000	65,017

Malta—0.1%
Kindred Group plc	61,427	359,034

Monaco—0.1%
Endeavour Mining Corp. (a)	21,215	405,453

Mongolia—0.0%
Mongolian Mining Corp. (a)	66,100	7,821

Netherlands—3.2%
Aalberts NV	34,547	1,370,524
Accell Group	11,356	274,740
Altice Europe NV - Class B (a)	2,454	12,852
Altice Europe NV - Class A (a)	106,071	555,465
AMG Advanced Metallurgical Group NV (d)	11,371	273,699
Amsterdam Commodities NV	6,535	141,477
Arcadis NV	36,067	673,587
Argenx SE (a)	9,661	1,099,034
ASM International NV	19,662	1,813,852
ASR Nederland NV	16,708	617,400
Atrium European Real Estate, Ltd. (a) (d)	66,764	266,310
Basic-Fit NV (a)	8,733	273,747
BE Semiconductor Industries NV	37,120	1,164,690
Beter Bed Holding NV (a) (d)	5,373	10,420
Boskalis Westminster (d)	23,702	494,832
Brack Capital Properties NV (a)	716	82,411
Brunel International NV (d)	9,034	102,957
Corbion NV	20,382	591,748
Euronext NV	16,910	1,382,294
Flow Traders	9,083	237,823
ForFarmers NV	6,572	41,466
Fugro NV (a) (d)	22,630	151,689
Funcom NV (a)	17,843	29,854
GrandVision NV	9,935	297,566
Heijmans NV (a)	11,179	93,633
Hunter Douglas NV	2,423	157,452
IMCD NV	14,955	1,106,086
Intertrust NV	15,775	308,571
Kendrion NV (d)	4,209	84,467
Koninklijke BAM Groep NV	115,981	289,995
Koninklijke Vopak NV	15,937	818,319
Lucas Bols B.V. (a)	1,325	20,364
Nederland Apparatenfabriek	2,241	110,904
New World Resources plc - A Shares (a) (b) (c)	11,898	0
OCI NV (a)	13,220	311,985
Ordina NV	44,115	80,909
PostNL NV	204,049	453,551
Rhi Magnesita NV	5,529	275,828
SBM Offshore NV	72,035	1,198,947
Shop Apotheke Europe NV (a)	2,106	81,790
SIF Holding NV	1,259	17,916
Signify NV	27,832	765,156
Sligro Food Group NV	10,629	300,495
SNS REAAL NV (a) (b) (c)	105,329	0
Takeaway.com NV (a)	9,049	722,428
TKH Group NV	13,932	694,996
TomTom NV (a)	28,915	324,858

BHFTII-92

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
Van Lanschot Kempen NV	3,940	$86,617

		20,265,704

New Zealand—0.6%
Abano Healthcare Group, Ltd.	899	2,760
Air New Zealand, Ltd.	78,899	138,286
Briscoe Group, Ltd.	13,123	29,916
Chorus, Ltd.	132,195	418,486
Eroad, Ltd. (a)	4,808	8,946
Freightways, Ltd. (d)	38,693	196,611
Genesis Energy, Ltd.	71,444	153,021
Gentrack Group, Ltd.	7,810	25,631
Hallenstein Glasson Holdings, Ltd.	19,012	69,524
Heartland Group Holdings, Ltd.	90,477	91,862
Infratil, Ltd.	172,260	530,117
Investore Property, Ltd. (REIT)	24,997	29,758
Kathmandu Holdings, Ltd.	24,348	46,620
Mainfreight, Ltd.	14,744	367,967
Metlifecare, Ltd.	34,148	95,400
Metro Performance Glass, Ltd. (a)	8,816	1,958
Michael Hill International, Ltd.	82,929	31,693
New Zealand Refining Co., Ltd. (The)	39,302	51,416
NZME, Ltd.	71,247	19,789
NZX, Ltd.	86,250	69,583
Oceania Healthcare, Ltd.	59,154	37,783
Pacific Edge, Ltd. (a)	17,353	2,337
PGG Wrightson, Ltd.	5,854	8,597
Pushpay Holdings, Ltd. (a)	22,159	46,493
Restaurant Brands New Zealand, Ltd. (a)	7,507	53,163
Sanford, Ltd.	8,030	34,194
Scales Corp., Ltd.	20,336	62,977
Serko, Ltd. (a)	3,960	10,405
Skellerup Holdings, Ltd.	47,582	68,241
SKY Network Television, Ltd.	114,579	80,363
SKYCITY Entertainment Group, Ltd.	173,489	435,667
Steel & Tube Holdings, Ltd.	51,732	27,539
Summerset Group Holdings, Ltd.	35,476	147,198
Synlait Milk, Ltd. (a)	14,388	82,097
Tourism Holdings, Ltd.	25,309	67,027
TOWER, Ltd. (a)	59,836	25,836
Trustpower, Ltd.	13,980	72,429
Turners Automotive Group, Ltd.	8,394	13,667
Warehouse Group, Ltd. (The)	39,693	62,149
Z Energy, Ltd.	71,583	250,772

		3,968,278

Norway—0.9%
ABG Sundal Collier Holding ASA (a)	134,443	50,264
AF Gruppen ASA	4,034	80,254
Akastor ASA (a)	47,184	56,052
Aker Solutions ASA (a)	37,475	101,502
American Shipping Co. ASA (a)	19,821	72,158
Archer, Ltd. (a)	19,287	8,301
Atea ASA (a)	21,200	272,856
Austevoll Seafood ASA	16,101	152,641
Avance Gas Holding, Ltd. (a)	14,826	59,885

Norway—(Continued)
Axactor SE (a)	39,265	74,450
B2Holding ASA	20,790	14,265
Bionor Pharma ASA	6,972	27,346
Bonheur ASA	10,311	226,862
Borregaard ASA	26,596	283,556
BW Offshore, Ltd. (a)	33,722	233,964
Data Respons ASA	18,165	61,549
DNO ASA	182,446	261,793
DOF ASA (a) (d)	47,311	8,463
Europris ASA	62,298	172,405
Frontline, Ltd. (a)	24,306	221,081
Grieg Seafood ASA	13,378	163,513
Hexagon Composites ASA (a)	28,187	91,896
Hoegh LNG Holdings, Ltd.	16,807	67,057
IDEX Corp. (a)	53,185	8,638
Itera ASA	17,553	15,435
Kongsberg Automotive ASA (a)	176,177	104,560
Kongsberg Gruppen ASA	5,639	80,961
Kvaerner ASA	60,872	78,060
Magnora ASA	16,466	12,399
NEL ASA (a)	307,998	283,134
Nordic Nanovector ASA (a)	11,170	35,957
Nordic Semiconductor ASA (a)	45,822	257,086
Norway Royal Salmon ASA	3,915	84,308
Norwegian Air Shuttle ASA (a) (d)	26,268	104,191
Norwegian Finans Holding ASA (a)	25,849	218,585
Norwegian Property ASA	2,620	3,657
Ocean Yield ASA	12,183	68,621
Odfjell Drilling, Ltd. (a) (d)	25,648	80,061
Odfjell SE - A Shares (a)	1,949	6,134
Olav Thon Eiendomsselskap ASA	2,986	47,420
Otello Corp. ASA (a)	33,778	58,670
Panoro Energy ASA (a)	16,444	32,785
PGS ASA (a)	92,194	124,928
PhotoCure ASA (a)	5,477	31,815
Prosafe SE (a)	16,437	17,285
Protector Forsikring ASA (a)	20,253	100,094
Q-Free ASA (a)	24,256	18,529
Sbanken ASA	18,903	136,606
Scatec Solar ASA	26,893	345,545
Selvaag Bolig ASA	14,928	84,646
Stolt-Nielsen, Ltd.	7,397	85,044
Treasure ASA	21,003	31,859
Veidekke ASA	28,524	320,259
Wallenius Wilhelmsen ASA	14,567	33,913
Wilh Wilhelmsen Holding ASA - Class A	4,777	74,680
XXL ASA (a) (d)	17,225	42,900

		5,790,878

Peru—0.0%
Hochschild Mining plc	95,965	241,858

Philippines—0.0%
Del Monte Pacific, Ltd.	77,636	7,248

BHFTII-93

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Portugal—0.3%
Altri SGPS S.A.	27,747	$184,496
Banco Comercial Portugues S.A. - Class R	2,143,248	445,694
Banco Espirito Santo S.A. (a) (b) (c)	89,078	0
CTT-Correios de Portugal S.A.	47,697	110,408
Mota-Engil SGPS S.A.	40,942	80,786
Navigator Co. S.A. (The)	71,289	255,240
NOS SGPS S.A.	74,998	409,785
Novabase SGPS S.A.	7,827	24,395
REN - Redes Energeticas Nacionais SGPS S.A.	122,322	341,304
Semapa-Sociedade de Investimento e Gestao	4,163	53,103
Sonae Capital SGPS S.A.	11,637	7,738
Sonae SGPS S.A.	280,308	261,354

		2,174,303

Russia—0.0%
Petropavlovsk plc (a)	987,975	117,466

Singapore—1.2%
Abterra, Ltd. (a) (b) (c)	51,720	273
Accordia Golf Trust	145,200	56,239
AEM Holdings, Ltd.	46,900	38,632
Ascendas India Trust	237,000	267,481
Avarga, Ltd.	46,000	5,689
Baker Technology, Ltd.	33,200	8,882
Banyan Tree Holdings, Ltd.	97,700	32,156
Best World International, Ltd. (b) (c)	80,000	58,518
Bonvests Holdings, Ltd.	18,000	15,888
Boustead Projects, Ltd.	24,607	16,387
Boustead Singapore, Ltd.	82,025	45,998
BreadTalk Group, Ltd.	54,200	24,316
Bukit Sembawang Estates, Ltd.	69,100	242,184
BW LPG, Ltd.	31,059	182,430
Centurion Corp., Ltd.	98,400	28,835
China Aviation Oil Singapore Corp., Ltd.	94,800	79,644
Chip Eng Seng Corp., Ltd.	157,000	71,102
Chuan Hup Holdings, Ltd.	125,000	22,589
CITIC Envirotech, Ltd.	207,500	48,072
CNQC International Holdings, Ltd.	82,500	13,477
COSCO Shipping International Singapore Co., Ltd. (a)	332,100	66,352
Creative Technology, Ltd. (a)	16,300	33,478
CSE Global, Ltd.	197,000	66,357
CW Group Holdings, Ltd. (a) (b) (c)	106,000	586
Delfi, Ltd.	66,000	54,252
Dyna-Mac Holdings, Ltd. (a)	98,000	7,047
Elec & Eltek International Co., Ltd.	23,000	34,271
Ezion Holdings, Ltd. (a) (b) (c)	753,729	17,614
Ezra Holdings, Ltd. (a) (b) (c)	1,000,703	7,599
Far East Orchard, Ltd.	74,044	62,822
First Resources, Ltd.	127,600	147,580
Food Empire Holdings, Ltd.	54,000	19,746
Fragrance Group, Ltd.	752,800	69,207
Fraser and Neave, Ltd.	36,400	45,853
Frencken Group, Ltd.	45,900	22,431
Fu Yu Corp., Ltd.	98,800	16,123
Gallant Venture, Ltd. (a)	126,000	10,763
Geo Energy Resources, Ltd.	155,000	16,718

Singapore—(Continued)
GK Goh Holdings, Ltd.	12,000	7,075
GL, Ltd.	188,000	106,191
Golden Agri-Resources, Ltd.	1,087,500	177,348
Golden Energy & Resources, Ltd.	69,000	8,270
GuocoLand, Ltd.	44,400	64,611
Halcyon Agri Corp., Ltd. (a)	188,713	61,464
Hanwell Holdings, Ltd.	19,000	2,695
Haw Par Corp., Ltd.	24,900	241,043
Hi-P International, Ltd.	50,200	41,346
Hiap Hoe, Ltd.	58,000	32,941
Ho Bee Land, Ltd.	67,200	113,292
Hong Fok Corp., Ltd.	146,740	86,692
Hong Leong Asia, Ltd. (a)	82,000	33,561
Hong Leong Finance, Ltd.	18,500	34,654
Hotel Grand Central, Ltd.	25,900	23,608
Hour Glass, Ltd. (The)	129,000	75,121
Hwa Hong Corp., Ltd.	138,000	30,012
Hyflux, Ltd. (a) (b) (c)	179,500	1,795
iFAST Corp., Ltd.	25,500	18,837
IGG, Inc.	300,000	185,900
Indofood Agri Resources, Ltd.	152,000	35,788
Japfa, Ltd.	89,700	29,229
k1 Ventures, Ltd. (a) (b) (c)	80,800	0
Kenon Holdings, Ltd.	3,549	70,733
Keppel Infrastructure Trust	774,618	297,167
Koh Brothers Group, Ltd.	97,000	14,743
KSH Holdings, Ltd.	25,700	8,464
Lian Beng Group, Ltd.	116,900	42,748
Low Keng Huat Singapore, Ltd.	122,600	39,923
Lum Chang Holdings, Ltd.	115,000	29,135
Metro Holdings, Ltd.	141,600	94,263
Mewah International, Inc.	110,000	18,703
Midas Holdings, Ltd. (a) (b) (c)	452,000	11,773
mm2 Asia, Ltd. (a)	149,800	23,840
NetLink NBN Trust	70,800	45,592
NSL, Ltd.	15,000	10,839
Overseas Union Enterprise, Ltd.	119,200	126,019
Oxley Holdings, Ltd.	200,317	45,741
Pan-United Corp., Ltd.	53,750	12,095
Penguin International, Ltd.	64,333	27,529
Perennial Real Estate Holdings, Ltd.	23,300	9,125
Q&M Dental Group Singapore, Ltd.	41,800	14,663
QAF, Ltd.	74,167	40,765
Raffles Education Corp., Ltd. (a)	500,206	28,626
Raffles Medical Group, Ltd.	222,060	159,068
RHT Health Trust	84,400	1,161
Rickmers Maritime (a) (b) (c)	110,000	0
Riverstone Holdings, Ltd.	76,400	52,796
Roxy-Pacific Holdings, Ltd.	94,325	25,933
SBS Transit, Ltd.	40,500	120,180
Sembcorp Industries, Ltd.	29,700	44,812
Sembcorp Marine, Ltd. (a)	107,000	91,627
Sheng Siong Group, Ltd.	133,900	107,548
SHS Holdings, Ltd. (a)	47,000	5,781
SIA Engineering Co., Ltd.	65,700	122,833
SIIC Environment Holdings, Ltd.	167,400	29,745
Sinarmas Land, Ltd.	618,500	98,483

BHFTII-94

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Sing Holdings, Ltd.	82,000	$22,866
Singapore Post, Ltd.	335,900	236,990
Singapore Press Holdings, Ltd.	360,400	543,744
Singapore Reinsurance Corp., Ltd.	1,000	203
Stamford Land Corp., Ltd.	278,000	96,541
StarHub, Ltd.	135,200	127,162
Straits Trading Co., Ltd.	6,800	10,196
Sunningdale Tech, Ltd.	41,100	36,344
Swiber Holdings, Ltd. (a) (b) (c)	117,749	1,738
Tuan Sing Holdings, Ltd.	173,421	42,740
UMS Holdings, Ltd.	116,250	50,916
United Engineers, Ltd.	138,000	252,677
United Industrial Corp., Ltd.	13,600	27,762
United Overseas Insurance, Ltd.	4,000	19,940
UOB-Kay Hian Holdings, Ltd.	142,259	123,525
Venture Corp., Ltd.	32,900	364,652
Vicom, Ltd.	4,600	24,741
Wee Hur Holdings, Ltd.	85,000	13,848
Wing Tai Holdings, Ltd.	159,621	236,909
XP Power, Ltd.	4,479	132,702
Yeo Hiap Seng, Ltd.	19,712	12,703
Yongnam Holdings, Ltd. (a)	241,875	26,468

		7,646,884

South Africa—0.0%
Caledonia Mining Corp. plc	1,300	8,674
Mediclinic International plc	28,745	117,054
Petra Diamonds, Ltd. (a)	279,686	22,541

		148,269

Spain—2.2%
Acciona S.A.	7,805	825,862
Acerinox S.A.	70,013	599,693
Alantra Partners S.A.	4,852	77,189
Almirall S.A.	20,984	366,994
Amper S.A. (a) (d)	224,339	63,483
Applus Services S.A.	33,014	428,589
Atresmedia Corp. de Medios de Comunicacion S.A.	21,362	82,342
Azkoyen S.A.	3,142	24,178
Bolsas y Mercados Espanoles SHMSF S.A.	27,936	705,773
Caja de Ahorros del Mediterraneo (a) (b) (c)	14,621	0
Cellnex Telecom S.A. (a)	41,922	1,731,723
Cia de Distribucion Integral Logista Holdings S.A.	11,001	214,495
Cie Automotive S.A.	18,119	454,699
Construcciones y Auxiliar de Ferrocarriles S.A.	5,880	266,945
Distribuidora Internacional de Alimentacion S.A. (a)	25,681	14,904
Ebro Foods S.A.	25,801	515,703
eDreams ODIGEO S.A. (a)	17,603	81,925
Elecnor S.A.	11,262	120,294
Enagas S.A.	17,093	396,375
Ence Energia y Celulosa S.A	61,968	235,977
Ercros S.A. (d)	60,314	135,420
Euskaltel S.A.	14,953	132,875
Faes Farma S.A.	136,445	696,670
Fluidra S.A. (a)	16,366	194,070
Fomento de Construcciones y Contratas S.A.	4,576	52,469

Spain—(Continued)
Global Dominion Access S.A. (a)	25,444	102,347
Grupo Catalana Occidente S.A.	20,412	648,708
Grupo Empresarial San Jose S.A. (a)	8,320	61,467
Grupo Ezentis S.A. (a)	78,251	41,323
Iberpapel Gestion S.A.	1,128	31,946
Indra Sistemas S.A. (a)	42,149	365,259
Laboratorios Farmaceuticos Rovi S.A.	3,511	83,809
Liberbank S.A.	410,152	125,644
Masmovil Ibercom S.A. (a)	15,658	318,362
Mediaset Espana Comunicacion S.A.	49,361	318,109
Melia Hotels International S.A.	24,250	188,361
Miquel y Costas & Miquel S.A.	11,154	198,182
Obrascon Huarte Lain S.A. (a)	35,775	41,273
Pharma Mar S.A. (a)	72,263	143,582
Prim S.A.	3,013	36,452
Promotora de Informaciones S.A. - Class A (a)	111,443	159,118
Prosegur Cia de Seguridad S.A.	54,905	214,043
Quabit Inmobiliaria S.A. (a)	21,835	19,170
Realia Business S.A. (a)	143,011	138,609
Sacyr S.A.	122,098	312,576
Solaria Energia y Medio Ambiente S.A. (a)	19,439	120,701
Talgo S.A. (a)	22,161	122,545
Tecnicas Reunidas S.A. (a)	11,115	272,191
Tubacex S.A.	32,455	92,233
Vidrala S.A.	7,634	639,709
Viscofan S.A.	14,797	693,993
Vocento S.A.	18,128	23,019
Zardoya Otis S.A.	41,270	280,139

		14,211,517

Sweden—3.1%
AcadeMedia AB (a)	6,803	31,528
Adapteo Oyj (a)	10,190	116,530
AddLife AB - Class B	5,091	133,520
AddNode Group AB	7,307	117,704
AddTech AB - B Shares	21,786	566,802
AF AB - B Shares	26,024	524,029
Ahlstrom-Munksjo Oyj	17,418	266,533
Alimak Group AB	10,425	137,675
Arise AB (a)	4,852	13,068
Arjo AB - B Shares	48,942	185,723
Atrium Ljungberg AB - B Shares	10,176	224,812
Attendo AB	20,278	88,518
Avanza Bank Holding AB	38,300	312,004
BE Group AB	1,962	8,378
Beijer Alma AB	15,250	189,263
Beijer Electronics Group AB	7,843	33,627
Beijer Ref AB	18,141	412,381
Bergman & Beving AB - B Shares	12,796	108,904
Besqab AB	1,061	15,516
Betsson AB (a)	41,330	200,123
Bilia AB - A Shares	34,008	270,192
BillerudKorsnas AB	17,632	191,064
BioGaia AB - B Shares	6,083	267,830
Biotage AB	18,332	190,473
Bjorn Borg AB (a)	9,936	21,606

BHFTII-95

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Bonava AB - B Shares	18,068	$204,824
Bravida Holding AB	51,786	454,152
Bufab AB	9,902	103,435
Bulten AB	6,239	39,489
Bure Equity AB	18,672	273,327
Byggmax Group AB (a)	18,326	54,769
Catena AB	6,561	215,372
Clas Ohlson AB - B Shares	13,900	133,429
Cloetta AB - B Shares	92,493	265,512
Coor Service Management Holding AB	14,142	122,366
Corem Property Group AB - B Shares	40,507	88,483
Dios Fastigheter AB	38,354	334,649
Dometic Group AB	29,726	233,457
Doro AB (a)	3,391	13,300
Duni AB	14,094	160,615
Dustin Group AB	18,741	149,954
Eastnine AB	7,088	82,230
Elanders AB - B Shares	1,453	11,748
Eltel AB (a)	11,729	25,276
Enea AB (a)	4,082	59,475
eWork Group AB	2,864	20,406
Fagerhult AB	19,392	105,091
FastPartner AB	7,445	67,487
Fingerprint Cards AB - Class B (a) (d)	28,890	58,608
GHP Specialty Care AB	7,172	11,115
Granges AB	23,241	237,220
Gunnebo AB-BTA (a)	3,204	7,616
Gunnebo AB	12,816	30,460
Haldex AB	16,480	83,997
Heba Fastighets AB	7,793	64,676
Hembla AB (a)	5,814	127,252
Hemfosa Fastigheter AB	45,756	463,380
HIQ International AB (a)	13,747	68,011
HMS Networks AB	7,891	101,799
Hoist Finance AB (a)	12,983	73,770
Humana AB	6,890	38,908
Inwido AB	16,291	87,705
ITAB Shop Concept AB - Class B (a)	1,944	4,690
JM AB	23,748	607,621
KappAhl AB	29,980	60,819
Klovern AB - B Shares	158,702	296,230
Know It AB	9,489	177,136
Kungsleden AB	56,456	512,662
Lagercrantz Group AB - B Shares	21,001	268,021
Lindab International AB	38,985	397,682
Loomis AB - Class B	18,603	653,723
Medivir AB - B Shares (a)	10,470	24,668
Mekonomen AB (a)	9,225	77,599
Momentum Group AB - Class B	12,796	129,211
Mycronic AB	25,742	319,016
Nederman Holding AB	6,476	76,890
Net Insight AB - Class B (a)	74,697	10,404
NetEnt AB (a)	74,590	230,153
New Wave Group AB - B Shares	19,643	112,055
Nobia AB	40,224	233,344
Nobina AB	33,657	210,422
Nolato AB - B Shares	9,452	504,495

Sweden—(Continued)
Nordic Entertainment Group AB	588	13,907
Nordic Waterproofing Holding	3,742	32,687
NP3 Fastigheter AB	11,449	115,048
Nyfosa AB (a)	48,024	326,832
OEM International AB - B Shares	3,800	82,245
Opus Group AB	92,554	51,157
Peab AB	50,051	444,530
Platzer Fastigheter Holding AB - Class B	13,119	128,205
Pricer AB - B Shares	32,212	41,179
Proact IT Group AB	2,832	43,818
Qliro Group AB (a)	24,348	23,741
Ratos AB - B Shares	51,213	130,197
RaySearch Laboratories AB (a)	10,154	165,845
Recipharm AB - B Shares	12,287	164,872
Rottneros AB	26,936	27,702
Sagax AB - Class B	11,644	133,685
SAS AB (a)	95,090	121,124
Scandi Standard AB	19,443	136,118
Scandic Hotels Group AB	17,969	144,093
Sectra AB - B Shares (a)	6,258	206,984
Semcon AB	5,540	31,231
Sensys Gatso Group AB (a)	223,283	31,900
Sintercast AB	599	7,971
SkiStar AB	18,152	232,005
Sweco AB - B Shares	8,809	250,250
Systemair AB	5,455	76,193
Thule Group AB	32,103	608,132
Troax Group AB	11,469	115,927
VBG Group AB - B Shares	1,912	28,064
Vitrolife AB	17,061	279,305
Wihlborgs Fastigheter AB	53,876	875,585

		19,278,539

Switzerland—5.0%
Allreal Holding AG (a)	4,641	892,577
ALSO Holding AG (a)	1,640	234,432
APG SGA S.A.	468	126,634
Arbonia AG (a) (d)	12,618	151,767
Aryzta AG (a)	230,151	175,200
Ascom Holding AG	12,379	128,358
Autoneum Holding AG (d)	1,187	130,758
Bachem Holding AG - Class B	82	11,737
Banque Cantonale de Geneve	750	148,422
Banque Cantonale Vaudoise	607	464,734
Belimo Holding AG	131	720,230
Bell Food Group AG (a)	880	239,399
Bellevue Group AG	3,322	75,890
Berner Kantonalbank AG	1,950	419,372
BFW Liegenschaften AG (a)	528	23,013
BKW AG	6,201	460,345
Bobst Group S.A. (d)	3,743	192,122
Bossard Holding AG - Class A	2,139	294,424
Bucher Industries AG	2,604	815,137
Burckhardt Compression Holding AG	269	67,404
Burkhalter Holding AG	1,291	93,127
Calida Holding AG (a)	2,002	62,190

BHFTII-96

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Carlo Gavazzi Holding AG	124	$30,823
Cembra Money Bank AG	7,937	826,483
Cham Group AG (a)	86	35,147
Cicor Technologies, Ltd. (a) (d)	644	31,810
Cie Financiere Tradition S.A.	595	62,319
Clariant AG (a)	14,410	280,649
Coltene Holding AG (a)	1,308	106,715
Conzzeta AG	338	294,411
Daetwyler Holding AG	2,353	382,753
DKSH Holding AG	4,025	201,087
dormakaba Holding AG (a)	923	595,173
Dufry AG (a)	3,547	296,959
EDAG Engineering Group AG (a)	3,171	34,419
EFG International AG (a)	22,533	139,858
Emmi AG	744	607,857
Energiedienst Holding AG	3,866	119,708
Evolva Holding S.A. (a)	36,339	5,979
Feintool International Holding AG (a) (d)	588	33,346
Fenix Outdoor International AG	1,091	101,902
Ferrexpo plc	89,833	178,222
Flughafen Zurich AG	4,475	828,447
Forbo Holding AG	346	513,666
GAM Holding AG (a)	68,723	275,648
Georg Fischer AG	1,301	1,129,451
Gurit Holding AG	164	219,565
Helvetia Holding AG	9,323	1,286,801
Hiag Immobilien Holding AG	1,528	173,158
Highlight Communications AG (a)	7,829	35,177
HOCHDORF Holding AG (a) (d)	174	13,674
Huber & Suhner AG	4,851	312,267
Implenia AG (d)	6,413	240,986
Inficon Holding AG	600	389,086
Interroll Holding AG	226	419,020
Intershop Holding AG	416	224,688
Investis Holding S.A. (a)	322	23,368
IWG plc	206,169	1,036,171
Jungfraubahn Holding AG	529	82,157
Kardex AG	2,247	310,153
Komax Holding AG (d)	1,292	271,782
Kudelski S.A. (a)	13,221	82,111
Lastminute.com NV (a)	1,492	57,171
LEM Holding S.A.	246	293,324
Logitech International S.A.	3,357	136,355
Luzerner Kantonalbank AG	1,452	605,927
Meier Tobler Group AG (a)	872	13,280
Metall Zug AG - B Shares	66	134,310
Mikron Holding AG (a)	2,145	15,775
Mobilezone Holding AG (a)	11,899	117,173
Mobimo Holding AG (a)	2,761	780,321
OC Oerlikon Corp. AG	68,290	685,381
Orascom Development Holding AG (a)	5,250	79,670
Orell Fuessli Holding AG	428	38,809
Orior AG (a)	2,240	191,496
Phoenix Mecano AG	274	107,141
Plazza AG - Class A	597	151,934
PSP Swiss Property AG	13,666	1,734,872
Resurs Holding AB	23,894	141,712

Switzerland—(Continued)
Rieter Holding AG	1,344	192,704
Romande Energie Holding S.A.	111	137,959
Schaffner Holding AG (a)	238	49,160
Schmolz & Bickenbach AG (a)	161,565	36,101
Schweiter Technologies AG	381	363,248
SFS Group AG	3,995	318,925
Siegfried Holding AG (a)	1,321	519,830
St. Galler Kantonalbank AG	1,123	492,694
Sulzer AG	5,258	517,498
Sunrise Communications Group AG (a)	10,583	824,508
Swiss Prime Site AG (a)	1,721	168,514
Swissquote Group Holding S.A.	3,968	164,959
Tamedia AG	904	89,116
U-Blox Holding AG (a)	2,262	163,262
Valiant Holding AG	5,102	507,036
Valora Holding AG (a)	1,467	397,526
VAT Group AG (a)	8,590	1,084,690
Vaudoise Assurances Holding S.A.	423	231,399
Vetropack Holding AG	88	233,024
Von Roll Holding AG (a)	16,704	15,071
Vontobel Holding AG	9,780	529,877
VZ Holding AG	754	225,175
Walliser Kantonalbank	1,160	132,512
Warteck Invest AG (a)	43	85,735
Ypsomed Holding AG (a) (d)	1,361	175,661
Zehnder Group AG	3,984	159,682
Zug Estates Holding AG - B Shares (a)	83	168,796
Zuger Kantonalbank AG	59	359,417

		31,788,998

Turkey—0.0%
Global Ports Holding plc	3,344	12,725

United Arab Emirates—0.0%
Lamprell plc (a)	100,553	57,665

United Kingdom—15.4%
4imprint Group plc	7,338	270,674
888 Holdings plc	86,183	163,258
A.G. Barr plc	45,463	323,655
AA plc	210,707	155,472
Advanced Medical Solutions Group plc	10,237	31,019
Afren plc (a) (b) (c)	251,096	0
Aggreko plc	73,028	745,746
Air Partner plc	4,960	5,060
Alliance Pharma plc	8,664	7,661
Amerisur Resources plc (a)	93,968	19,507
Anglo Pacific Group plc	45,747	110,808
Anglo-Eastern Plantations plc	5,782	31,666
Arrow Global Group plc	59,836	159,644
Ascential plc	3,642	16,993
Ashmore Group plc	106,400	661,829
ASOS plc (a)	2,250	68,470
AVEVA Group plc	1,694	77,051
Avon Rubber plc	11,857	242,300
B&M European Value Retail S.A.	235,108	1,097,194

BHFTII-97

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Babcock International Group plc	110,968	$762,132
Balfour Beatty plc	232,244	633,920
BBA Aviation plc	400,738	1,537,997
BCA Marketplace plc	8,929	25,887
Beazley plc	143,168	1,094,906
Begbies Traynor Group plc	12,000	11,655
Bellway plc	40,936	1,684,106
Bloomsbury Publishing plc	25,349	74,802
Bodycote plc	84,979	749,183
boohoo Group plc (a)	194,722	635,172
Bovis Homes Group plc	60,601	830,053
Braemar Shipping Services plc	7,120	17,290
Brewin Dolphin Holdings plc	106,430	414,558
Britvic plc	83,065	1,004,418
Cairn Energy plc (a)	234,247	551,427
Capita plc (a)	61,802	110,067
Capital & Counties Properties plc	209,741	606,428
Carclo plc (a) (b) (c)	16,990	2,235
Card Factory plc	103,756	214,067
CareTech Holdings plc	13,900	61,872
Carpetright plc (a)	40,521	4,594
Carr’s Group plc	19,239	32,056
Castings plc	2,870	13,266
Centaur Media plc	92,526	48,350
Charles Taylor plc	17,127	67,377
Chemring Group plc	123,138	297,959
Chesnara plc	58,648	203,111
Cineworld Group plc	206,628	579,151
City of London Investment Group plc	6,851	36,727
Clarkson plc	8,219	247,847
Clipper Logistics plc	11,008	28,831
Close Brothers Group plc	58,401	1,012,231
CLS Holdings plc	60,694	177,612
CMC Markets plc	42,124	54,901
Coats Group plc	21,773	19,900
Cobham plc (a)	743,389	1,434,046
Computacenter plc	29,696	472,284
Concentric AB	16,079	195,967
Connect Group plc (a)	78,147	37,013
Consort Medical plc	22,450	208,127
ConvaTec Group plc	296,612	638,941
Costain Group plc	35,950	69,042
Countryside Properties plc	111,017	459,164
Countrywide plc (a)	6,402	313
Cranswick plc	19,509	707,673
Crest Nicholson Holdings plc	66,688	310,882
CVS Group plc	9,197	115,340
CYBG plc	190,655	269,212
Daejan Holdings plc	2,195	135,752
Daily Mail & General Trust plc	48,943	512,709
Dart Group plc	3,865	43,499
De La Rue plc	36,480	100,284
Devro plc	61,396	143,234
DFS Furniture plc	24,217	65,805
Dialight plc (a)	5,140	21,497
Dialog Semiconductor plc (a)	25,587	1,212,214
Dignity plc	19,579	122,774

United Kingdom—(Continued)
Diploma plc	39,240	802,347
DiscoverIE Group plc	19,500	103,020
Dixons Carphone plc	175,794	257,055
Domino’s Pizza Group plc	168,480	528,382
Drax Group plc	137,597	467,579
Dunelm Group plc	31,911	328,906
EI Group plc (a)	245,184	848,106
EKF Diagnostics Holdings plc (a)	33,004	13,609
Eland Oil & Gas plc (a)	7,992	12,401
Electrocomponents plc	151,487	1,200,255
Elementis plc	202,330	367,927
EMIS Group plc	8,910	111,345
EnQuest plc (a)	832,061	195,402
Equiniti Group plc	85,202	226,878
Essentra plc	87,048	455,486
Euromoney Institutional Investor plc	32,940	599,412
FDM Group Holdings plc	13,119	119,202
Fevertree Drinks plc	22,227	662,976
Firstgroup plc (a)	445,353	752,920
Flex LNG, Ltd. (a)	4,057	38,638
Flowtech Fluidpower plc	6,703	8,684
Forterra plc	43,179	151,086
Foxtons Group plc (a)	74,860	46,028
Fuller Smith & Turner plc - Class A	7,667	114,538
FW Thorpe plc	6,310	22,099
G4S plc	471,702	1,098,421
Galliford Try plc	49,848	410,201
Games Workshop Group plc	11,160	647,534
Gamesys Group plc (a)	21,152	191,671
Gamma Communications plc	3,761	51,099
Gem Diamonds, Ltd. (a)	44,142	37,504
Genel Energy plc	14,530	32,979
Genus plc	3,398	116,825
Georgia Capital plc (a)	7,105	89,104
Go-Ahead Group plc	16,658	412,741
Gocompare.Com Group plc	86,389	85,506
Gooch & Housego plc	2,212	32,296
Goodwin plc	188	7,790
Grafton Group plc	88,160	823,615
Grainger plc	159,150	481,680
Greene King plc	121,167	1,261,625
Greggs plc	34,690	891,724
Gulf Keystone Petroleum, Ltd.	64,377	180,931
GVC Holdings plc	5,947	54,417
Gym Group plc (The)	41,701	129,464
H&T Group plc	1,027	4,795
Halfords Group plc	89,687	187,631
Hastings Group Holdings plc	73,303	185,745
Hays plc	470,021	871,273
Headlam Group plc	43,642	243,349
Helical plc	47,664	228,477
Henry Boot plc	8,542	25,994
Hill & Smith Holdings plc	29,060	446,889
Hilton Food Group plc	13,565	165,999
Hiscox, Ltd.	69,440	1,417,277
Hollywood Bowl Group plc	29,996	85,616
HomeServe plc	89,792	1,309,993

BHFTII-98

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Horizon Discovery Group plc (a)	25,090	$48,172
Howden Joinery Group plc	213,311	1,469,515
Hunting plc	52,837	296,951
Huntsworth plc	92,591	97,223
Hurricane Energy plc (a)	60,919	31,915
Hyve Group plc	253,088	265,575
Ibstock plc	118,333	343,902
IDOX plc (a)	30,485	11,880
IG Group Holdings plc	127,101	941,273
IGas Energy plc (a)	18,467	12,001
IMI plc	82,493	974,746
Inchcape plc	161,511	1,254,030
Indivior plc (a)	173,858	103,735
Inmarsat plc	94,184	677,216
Intermediate Capital Group plc	88,839	1,588,452
International Personal Finance plc	79,366	108,164
iomart Group plc	7,836	34,637
IP Group plc (a)	147,458	115,361
J.D. Wetherspoon plc	28,929	551,318
James Fisher & Sons plc	20,005	506,063
JD Sports Fashion plc	100,296	926,583
John Laing Group plc	50,026	225,689
John Menzies plc	26,664	132,411
John Wood Group plc	141,076	657,215
Johnson Service Group plc	32,984	70,565
Joules Group plc	4,111	13,958
Jupiter Fund Management plc	124,588	545,018
Just Group plc (a)	46,856	30,475
Kainos Group plc	18,245	101,462
Keller Group plc	25,571	178,272
Kier Group plc (d)	50,507	72,529
Kin & Carta plc	66,431	66,515
Lancashire Holdings, Ltd.	70,812	643,853
Liontrust Asset Management plc	2,914	27,731
Lookers plc	131,372	91,103
Low & Bonar plc	75,589	13,640
LSL Property Services plc	24,253	64,113
Luceco plc	38,430	45,583
M&C Saatchi plc	3,677	7,866
Man Group plc	598,620	1,286,896
Marshalls plc	73,997	602,832
Marston’s plc	258,409	392,377
McBride plc (a)	63,975	42,011
McCarthy & Stone plc	89,143	159,038
McColl’s Retail Group plc	12,767	7,446
Mears Group plc	41,542	131,684
Meggitt plc	140,992	1,101,706
Merlin Entertainments plc	200,200	1,113,947
Metro Bank plc (a)	2,816	6,925
Midwich Group plc	1,526	9,698
Millennium & Copthorne Hotels plc	54,328	460,181
Mitchells & Butlers plc (a)	85,514	402,636
Mitie Group plc	135,619	244,075
MJ Gleeson plc	13,112	130,265
Moneysupermarket.com Group plc	163,514	761,097
Morgan Advanced Materials plc	105,477	337,625
Morgan Sindall Group plc	17,569	263,109

United Kingdom—(Continued)
Morses Club plc	6,380	9,819
Mortgage Advice Bureau Holdings, Ltd.	4,434	30,194
Mothercare plc (a)	102,238	18,106
Motorpoint group plc	14,323	39,456
N Brown Group plc	73,957	101,626
Naked Wines plc	10,364	31,727
National Express Group plc	203,273	1,082,217
NCC Group plc	82,122	175,892
Next Fifteen Communications Group plc	7,460	45,857
Non-Standard Finance plc	79,101	38,903
Norcros plc	4,719	14,050
Northgate plc	53,383	216,601
Numis Corp. plc	9,768	27,383
On the Beach Group plc	36,264	170,058
OneSavings Bank plc	62,111	282,061
Oxford Biomedica plc (a)	1,670	11,087
Oxford Instruments plc	16,508	259,424
Pagegroup plc	105,272	568,524
Pan African Resources plc (a)	316,147	43,849
Paragon Banking Group plc	88,923	527,426
Park Group plc	23,099	15,266
Parkmead Group plc (The) (a)	28,991	13,032
PayPoint plc	23,440	262,956
Pendragon plc	345,188	38,835
Pennon Group plc	142,268	1,446,427
Petrofac, Ltd.	76,214	373,965
Pets at Home Group plc	142,910	365,837
Phoenix Group Holdings plc	62,628	531,952
Photo-Me International plc	89,030	105,415
Playtech plc	90,374	474,397
Polar Capital Holdings plc	5,149	34,529
Polypipe Group plc	68,575	342,215
Porvair plc	8,570	64,067
PPHE Hotel Group, Ltd.	575	12,726
Premier Asset Management Group plc	9,032	20,822
Premier Foods plc (a) (d)	334,879	133,444
Premier Oil plc (a) (d)	245,706	234,508
Provident Financial plc	22,978	115,011
PZ Cussons plc	102,110	254,165
QinetiQ Group plc	183,469	651,509
Quilter plc	493,775	827,630
Rank Group plc	40,547	94,508
Rathbone Brothers plc	15,068	411,716
REA Holdings plc (a)	1,120	2,176
Redde plc	10,004	14,088
Redrow plc	93,432	709,944
Renew Holdings plc	6,035	28,565
Renewi plc	221,260	82,158
Renishaw plc	11,676	525,828
Renold plc (a)	64,766	18,234
Restaurant Group plc (The)	115,891	202,804
Revolution Bars Group plc	5,460	4,684
Ricardo plc	13,452	105,194
Rightmove plc	39,672	268,526
River & Mercantile Group plc	112	358
RM plc	43,283	144,222
Robert Walters plc	16,356	110,204

BHFTII-99

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Rotork plc	262,065	$1,004,515
Royal Mail plc	40,159	104,506
RPS Group plc	100,537	182,192
S&U plc	343	8,902
Saga plc	127,724	79,342
Savannah Petroleum plc (a)	60,736	17,180
Savills plc	62,765	678,942
Scapa Group plc	15,602	41,249
SDL plc	33,826	222,922
Secure Trust Bank plc	458	7,122
Senior plc	166,890	385,005
Severfield plc	100,890	88,198
SIG plc	252,797	390,693
Sirius Minerals plc (a)	252,943	12,390
Smart Metering Systems plc	10,974	54,237
Soco International plc	50,968	40,107
Softcat plc	34,705	427,411
Spectris plc	40,479	1,217,680
Speedy Hire plc	205,988	130,151
Spire Healthcare Group plc	32,574	44,696
Spirent Communications plc	217,958	532,565
Sportech plc (a)	20,264	7,610
Sports Direct International plc (a)	49,099	168,551
SSP Group plc	132,276	1,008,219
St. Modwen Properties plc	86,555	462,394
Stagecoach Group plc	163,409	268,629
SThree plc	40,191	149,731
Stobart Group, Ltd.	80,421	125,249
Stock Spirits Group plc	35,879	102,669
Studio Retail Group plc (a)	17,439	42,505
STV Group plc	7,121	33,704
Superdry plc	18,185	92,174
Synthomer plc	110,628	441,597
T. Clarke plc	15,381	18,439
TalkTalk Telecom Group plc	201,309	259,314
Tate & Lyle plc	163,836	1,483,524
Ted Baker plc	9,974	118,831
Telecom Plus plc	21,709	328,253
Telit Communications plc (a)	33,381	67,639
Thomas Cook Group plc (a) (b) (c)	438,591	0
Topps Tiles plc	61,961	51,804
TORM plc (a)	6,490	54,944
TP ICAP plc	203,445	851,143
Travis Perkins plc	80,963	1,284,928
Trifast plc	20,432	48,591
Trinity Mirror plc	157,693	171,867
TT electronics plc	79,682	245,014
U & I Group plc	54,856	105,627
Ultra Electronics Holdings plc	27,882	693,732
Urban & Civic plc	5,854	23,321
Vectura Group plc (a)	245,376	258,802
Vertu Motors plc	35,216	14,412
Vesuvius plc	95,731	536,020
Victrex plc	29,970	795,559
Vitec Group plc (The)	10,351	158,465
Volex plc (a)	20,438	21,762
Volution Group plc	23,180	47,843

United Kingdom—(Continued)
Vp plc	4,147	41,270
Watkin Jones plc	14,021	38,812
Weir Group plc (The)	247	4,335
WH Smith plc	35,182	859,630
William Hill plc	315,264	727,181
Wincanton plc	44,811	123,447
Xaar plc (a)	18,088	9,217

		97,507,511

United States—0.4%
Alacer Gold Corp. (a)	102,778	415,037
Argonaut Gold, Inc. (a)	66,123	104,811
BRP, Inc.	8,482	330,035
Burford Capital, Ltd.	13,154	133,249
Energy Fuels, Inc. (a)	19,715	38,095
Epsilon Energy, Ltd. (a)	10,928	42,291
Golden Star Resources, Ltd. (a) (d)	28,192	81,075
Ormat Technologies, Inc.	1	43
PureTech Health plc (a)	30,589	95,154
REC Silicon ASA (a) (d)	64,361	31,946
Reliance Worldwide Corp., Ltd.	59,548	162,149
Samsonite International S.A.	154,800	329,897
Sims Metal Management, Ltd.	81,887	575,331
Varia US Properties AG	781	29,423

		2,368,536

Total Common Stocks (Cost $598,325,927)		627,848,945

Preferred Stocks—0.2%

Germany—0.2%
Biotest AG	5,357	128,452
Draegerwerk AG & Co. KGaA	2,545	113,033
FUCHS Petrolub SE	13,413	503,373
Jungheinrich AG	14,450	311,739
Sixt SE	4,716	309,999
Sto SE & Co. KGaA	301	31,471
Villeroy & Boch AG	505	6,929

Total Preferred Stocks (Cost $1,575,606)		1,404,996

Rights—0.0%

Australia—0.0%
Centrebet International, Ltd. (Litigation Units)	9,600	0
Metals X, Ltd., Expires 10/07/19	14,138	0
Superloop, Ltd., Expires 10/14/19	2,006	0

		0

Austria—0.0%
Intercell AG, Expires 05/16/13 (a) (b) (c)	24,163	0

Canada—0.0%
Pan American Silver Corp., Expires 02/22/29	78,950	33,801

BHFTII-100

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Rights—(Continued)

Security Description	Shares/ Principal Amount*	Value

Hong Kong—0.0%
Fortune Oil CVR (b) (c)	575,627	$0

Singapore—0.0%
Chip Eng Seng Corp., Ltd., Expires 10/10/19 (a)	39,250	28

United States—0.0%
Thorn Group, Ltd., Expires 10/02/19	62,916	240

Total Rights (Cost $20,692)		34,069

Warrant—0.0%

Canada—0.0%
Tervita Corp., Expires 07/19/20 (a)	733	3

China—0.0%
First Sponsor Group, Ltd., Expires 05/30/24 (a)	949	15

Singapore—0.0%
Ezion Holdings, Ltd., Expires 04/16/23 (a)	309,737	0

Total Warrants (Cost $0)		18

Short-Term Investment—0.3%

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $1,730,387; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $1,767,767.	1,730,348	1,730,348

Total Short-Term Investments (Cost $1,730,348)		1,730,348

Securities Lending Reinvestments (e)—1.7%

Certificates of Deposit—0.1%
Chiba Bank, Ltd. 2.230%, 11/20/19	200,000	200,001
Wells Fargo Bank N.A. 2.477%, 3M LIBOR + 0.210%, 10/25/19 (f)	500,000	500,117

		700,118

Repurchase Agreements—1.6%
BofA Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $2,000,107; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $301,740; collateralized by various Common Stock with an aggregate market value of $330,000.	300,000	300,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $600,040; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $612,000.	600,000	600,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $500,033; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $510,000.	500,000	500,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $903,778; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $921,807.	903,733	903,733
Goldman Sachs & Co. Repurchase Agreement dated 09/30/19 at 2.280%, due on 10/01/19 with a maturity value of $1,000,063; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 5.500%, maturity dates ranging from 02/20/40 - 06/15/58, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $700,039; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $779,101.	700,000	700,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $500,196; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $555,704.	500,000	500,000
Nomura Securities International, Inc. Repurchase Agreement dated 09/30/19 at 2.350%, due on 10/01/19 with a maturity value of $1,700,111; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.250%, maturity dates ranging from 11/15/19 - 02/15/49, and an aggregate market value of $1,734,000.	1,700,000	1,700,000
Societe Generale Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $725,282; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $805,520.	725,000	725,000

BHFTII-101

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $600,233; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $666,637.	600,000	$600,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $300,117; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $333,319.	300,000	300,000

		9,828,733

Total Securities Lending Reinvestments (Cost $10,528,733)		10,528,851

Total Investments—101.3% (Cost $612,181,306)		641,547,227
Other assets and liabilities (net)—(1.3)%		(8,227,308)

Net Assets—100.0%		$633,319,919

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, these securities represent 0.1% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $16,859,131 and the collateral received consisted of cash in the amount of $10,529,883 and non-cash collateral with a value of $7,689,813. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Ten Largest Industries as of September 30, 2019 (Unaudited)	% of Net Assets
Machinery	6.2
Real Estate Management & Development	5.3
Metals & Mining	5.0
Hotels, Restaurants & Leisure	3.9
Banks	3.6
Capital Markets	3.6
Electronic Equipment, Instruments & Components	3.2
Construction & Engineering	3.1
Food Products	3.1
Chemicals	3.1

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTII-102

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$480,606	$41,463,633	$2,377	$41,946,616
Austria	—	8,626,419	—	8,626,419
Belgium	2,505,266	9,305,259	—	11,810,525
Canada	55,601,092	786,598	784	56,388,474
China	76,915	1,336,610	—	1,413,525
Colombia	40,642	—	—	40,642
Denmark	—	12,606,087	—	12,606,087
Faeroe Islands	—	9,397	—	9,397
Finland	—	14,684,128	—	14,684,128
France	—	27,361,260	—	27,361,260
Georgia	—	209,883	—	209,883
Germany	14,908	38,638,423	—	38,653,331
Ghana	—	1,279,213	—	1,279,213
Greenland	—	10,935	—	10,935
Guernsey, Channel Islands	—	67,348	—	67,348
Hong Kong	1,080,565	14,211,534	204,305	15,496,404
India	—	19,832	—	19,832
Ireland	3,910	2,226,268	—	2,230,178
Isle of Man	—	58,286	—	58,286
Israel	—	8,651,878	39,809	8,691,687
Italy	—	25,758,711	102	25,758,813
Japan	72,577	151,874,592	—	151,947,169
Jersey, Channel Islands	—	779,153	—	779,153
Jordan	—	95,278	—	95,278
Kazakhstan	—	224,965	—	224,965
Liechtenstein	—	337,813	—	337,813
Luxembourg	—	677,880	—	677,880
Macau	—	65,017	—	65,017
Malta	—	359,034	—	359,034
Monaco	405,453	—	—	405,453
Mongolia	—	7,821	—	7,821
Netherlands	—	20,265,704	0	20,265,704
New Zealand	—	3,968,278	—	3,968,278
Norway	221,081	5,569,797	—	5,790,878
Peru	—	241,858	—	241,858
Philippines	—	7,248	—	7,248
Portugal	—	2,174,303	0	2,174,303
Russia	—	117,466	—	117,466
Singapore	119,389	7,427,599	99,896	7,646,884
South Africa	8,674	139,595	—	148,269
Spain	—	14,211,517	0	14,211,517

BHFTII-103

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Sweden	$7,616	$19,270,923	$—	$19,278,539
Switzerland	—	31,788,998	—	31,788,998
Turkey	—	12,725	—	12,725
United Arab Emirates	—	57,665	—	57,665
United Kingdom	48,350	97,456,926	2,235	97,507,511
United States	1,011,344	1,357,192	—	2,368,536
Total Common Stocks	61,698,388	565,801,049	349,508	627,848,945
Total Preferred Stocks*	—	1,404,996	—	1,404,996
Rights
Australia	—	0	—	0
Austria	—	—	0	0
Canada	—	33,801	—	33,801
Hong Kong	—	—	0	0
Singapore	28	—	—	28
United States	—	240	—	240
Total Rights	28	34,041	0	34,069
Total Warrants*	18	0	—	18
Total Short-Term Investment*	—	1,730,348	—	1,730,348
Total Securities Lending Reinvestments*	—	10,528,851	—	10,528,851
Total Investments	$61,698,434	$579,499,285	$349,508	$641,547,227

Collateral for Securities Loaned (Liability)	$—	$(10,529,883)	$—	$(10,529,883)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2019 is not presented.

Transfers from Level 2 to Level 3 in the amount of $749,465 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

BHFTII-104

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—60.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Boeing Co. (The)	24,240	$9,222,593
Lockheed Martin Corp.	25,267	9,855,646
United Technologies Corp.	80,433	10,980,713

		30,058,952

Airlines—0.0%
Spirit Airlines, Inc. (a) (b)	10,051	364,851

Banks—1.5%
Bank of America Corp.	575,265	16,780,480
SVB Financial Group (a)	7,981	1,667,630

		18,448,110

Beverages—1.3%
Coca-Cola Co. (The)	306,111	16,664,683

Biotechnology—0.9%
Alnylam Pharmaceuticals, Inc. (a)	3,611	290,397
Arcus Biosciences, Inc. (a)	11,888	108,181
Assembly Biosciences, Inc. (a) (b)	7,799	76,664
Atreca, Inc. - Class A (a) (b)	9,909	121,286
Audentes Therapeutics, Inc. (a)	7,239	203,344
Biohaven Pharmaceutical Holding Co., Ltd. (a)	13,817	576,445
Bluebird Bio, Inc. (a) (b)	5,638	517,681
Calithera Biosciences, Inc. (a)	14,741	45,550
Coherus Biosciences, Inc. (a) (b)	33,357	675,813
CytomX Therapeutics, Inc. (a)	14,000	103,320
Forty Seven, Inc. (a)	25,145	161,431
G1 Therapeutics, Inc. (a)	16,109	366,963
Global Blood Therapeutics, Inc. (a) (b)	9,639	467,684
GlycoMimetics, Inc. (a)	19,232	82,890
Heron Therapeutics, Inc. (a) (b)	8,762	162,097
Incyte Corp. (a)	6,062	449,982
Jounce Therapeutics, Inc. (a)	8,043	26,783
Karyopharm Therapeutics, Inc. (a)	17,489	168,244
Madrigal Pharmaceuticals, Inc. (a) (b)	3,188	274,869
Medicines Co. (The) (a) (b)	22,013	1,100,650
Momenta Pharmaceuticals, Inc. (a) (b)	17,000	220,320
Myovant Sciences, Ltd. (a) (b)	23,549	122,455
PhaseBio Pharmaceuticals, Inc. (a) (b)	8,100	33,777
Portola Pharmaceuticals, Inc. (a) (b)	26,875	720,787
Ra Pharmaceuticals, Inc. (a)	15,684	370,927
Radius Health, Inc. (a)	12,031	309,798
Rigel Pharmaceuticals, Inc. (a)	41,463	77,536
Seattle Genetics, Inc. (a) (b)	16,178	1,381,601
Syndax Pharmaceuticals, Inc. (a)	26,685	199,337
Vertex Pharmaceuticals, Inc. (a)	6,524	1,105,296

		10,522,108

Capital Markets—1.9%
Ares Management Corp. - Class A	108,310	2,903,791
Blackstone Group, Inc. (The) - Class A (b)	109,620	5,353,841
Blucora, Inc. (a)	108,919	2,357,007
Hamilton Lane, Inc. - Class A	37,884	2,157,873
Raymond James Financial, Inc.	20,384	1,680,865

Capital Markets—(Continued)
S&P Global, Inc.	14,036	3,438,539
TD Ameritrade Holding Corp.	118,929	5,553,984

		23,445,900

Chemicals—1.5%
Cabot Corp. (b)	61,581	2,790,851
Celanese Corp.	18,536	2,266,767
FMC Corp.	31,545	2,765,866
Ingevity Corp. (a)	20,359	1,727,257
Linde plc	22,661	4,389,889
Livent Corp. (a)	43,807	293,069
PPG Industries, Inc.	33,235	3,938,680

		18,172,379

Construction & Engineering—0.1%
Dycom Industries, Inc. (a)	23,399	1,194,519
Granite Construction, Inc. (b)	18,119	582,163

		1,776,682

Consumer Finance—0.5%
American Express Co.	36,560	4,324,317
OneMain Holdings, Inc.	61,398	2,252,078

		6,576,395

Containers & Packaging—0.5%
Ball Corp.	62,616	4,559,071
International Paper Co.	46,891	1,960,982

		6,520,053

Diversified Consumer Services—0.1%
Houghton Mifflin Harcourt Co. (a) (b)	117,356	625,507

Diversified Financial Services—0.2%
Voya Financial, Inc.	45,766	2,491,501

Diversified Telecommunication Services—1.1%
Verizon Communications, Inc.	222,887	13,453,459

Electric Utilities—1.2%
Avangrid, Inc. (b)	40,483	2,115,237
Duke Energy Corp.	37,272	3,572,894
Edison International	44,516	3,357,397
Exelon Corp.	92,017	4,445,341
NextEra Energy, Inc.	4,584	1,068,026

		14,558,895

Electrical Equipment—0.3%
AMETEK, Inc.	15,751	1,446,257
Nvent Electric plc	78,174	1,722,955

		3,169,212

Electronic Equipment, Instruments & Components—0.2%
Coherent, Inc. (a)	12,703	1,952,705

BHFTII-105

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—0.3%
Schlumberger, Ltd.	99,876	$3,412,763

Entertainment—1.0%
Electronic Arts, Inc. (a)	33,179	3,245,570
Liberty Media Corp. - Liberty Formula One - Class C (a)	41,077	1,708,392
Netflix, Inc. (a)	13,203	3,533,387
Spotify Technology S.A. (a)	5,762	656,868
Take-Two Interactive Software, Inc. (a)	9,106	1,141,346
Walt Disney Co. (The)	19,755	2,574,472

		12,860,035

Equity Real Estate Investment Trusts—2.2%
Alexandria Real Estate Equities, Inc.	24,199	3,727,614
American Tower Corp.	39,799	8,800,753
Camden Property Trust	26,306	2,920,229
Equinix, Inc.	12,771	7,366,313
HCP, Inc.	63,659	2,268,170
STORE Capital Corp.	41,976	1,570,322

		26,653,401

Food Products—0.8%
Mondelez International, Inc. - Class A	179,095	9,907,535

Gas Utilities—0.2%
UGI Corp.	39,563	1,988,832

Health Care Equipment & Supplies—2.8%
Abbott Laboratories	146,831	12,285,350
Baxter International, Inc.	40,483	3,541,048
Boston Scientific Corp. (a)	213,976	8,706,683
Danaher Corp.	40,711	5,879,890
NuVasive, Inc. (a)	59,439	3,767,244

		34,180,215

Health Care Providers & Services—1.3%
Anthem, Inc.	43,889	10,537,749
HCA Healthcare, Inc.	26,082	3,140,795
UnitedHealth Group, Inc.	13,563	2,947,511

		16,626,055

Hotels, Restaurants & Leisure—1.6%
Hyatt Hotels Corp. - Class A	49,568	3,651,674
McDonald’s Corp. (b)	71,467	15,344,680
MGM Resorts International	47,694	1,322,078

		20,318,432

Household Products—1.3%
Procter & Gamble Co. (The)	131,928	16,409,205

Independent Power and Renewable Electricity Producers—0.5%
NRG Energy, Inc. (b)	149,297	5,912,161

Industrial Conglomerates—0.0%
3M Co. (b)	1,961	322,388
General Electric Co.	31,055	277,632

		600,020

Insurance—2.7%
American International Group, Inc.	98,421	5,482,050
Assurant, Inc.	36,988	4,653,830
Assured Guaranty, Ltd.	103,868	4,617,971
Athene Holding, Ltd. - Class A (a)	72,530	3,050,612
Hartford Financial Services Group, Inc. (The)	87,294	5,290,889
Marsh & McLennan Cos., Inc.	50,584	5,060,929
Progressive Corp. (The)	33,719	2,604,793
Prudential Financial, Inc.	22,487	2,022,706
Trupanion, Inc. (a) (b)	41,726	1,060,675

		33,844,455

Interactive Media & Services—3.5%
Alphabet, Inc. - Class A (a)	23,388	28,560,022
Facebook, Inc. - Class A (a)	84,542	15,055,240

		43,615,262

Internet & Direct Marketing Retail—2.8%
Amazon.com, Inc. (a)	16,169	28,067,929
Expedia Group, Inc.	49,700	6,680,177

		34,748,106

IT Services—2.9%
FleetCor Technologies, Inc. (a)	16,019	4,593,929
Genpact, Ltd.	57,641	2,233,589
Global Payments, Inc.	53,885	8,567,715
GoDaddy, Inc. - Class A (a)	53,466	3,527,686
PayPal Holdings, Inc. (a)	40,930	4,239,939
Visa, Inc. - Class A	58,119	9,997,049
WEX, Inc. (a)	11,471	2,317,945

		35,477,852

Life Sciences Tools & Services—0.7%
10X Genomics, Inc. - Class A (a)	2,900	146,160
Adaptive Biotechnologies Corp. (a) (b)	9,100	281,190
Thermo Fisher Scientific, Inc.	27,837	8,108,083

		8,535,433

Machinery—1.6%
Caterpillar, Inc.	2,544	321,333
Dover Corp.	6,916	688,557
Fortive Corp.	56,689	3,886,598
Gardner Denver Holdings, Inc. (a)	118,335	3,347,697
Greenbrier Cos., Inc. (The)	19,126	576,075
Illinois Tool Works, Inc.	17,946	2,808,369
Ingersoll-Rand plc	35,237	4,341,551
PACCAR, Inc.	20,120	1,408,601
Rexnord Corp. (a)	13,419	362,984
Wabtec Corp. (b)	21,343	1,533,708

		19,275,473

BHFTII-106

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Marine—0.0%
Kirby Corp. (a)	7,205	$591,963

Media—1.6%
Charter Communications, Inc. - Class A (a)	13,722	5,655,110
Comcast Corp. - Class A	292,372	13,180,130
New York Times Co. (The) - Class A (b)	21,731	618,899

		19,454,139

Multi-Utilities—0.9%
National Grid plc (ADR)	34,297	1,856,497
Sempra Energy	61,438	9,068,863

		10,925,360

Oil, Gas & Consumable Fuels—2.9%
BP plc (ADR)	51,536	1,957,853
Chevron Corp.	49,404	5,859,314
Concho Resources, Inc.	14,988	1,017,685
Diamondback Energy, Inc.	17,407	1,565,063
Encana Corp.	308,559	1,419,371
Exxon Mobil Corp.	169,660	11,979,693
Marathon Petroleum Corp.	69,582	4,227,106
Noble Energy, Inc.	80,049	1,797,901
Paragon Offshore Finance Co. - Class A (a)	162	89
Paragon Offshore Finance Co. - Class B (a)	81	1,620
Pioneer Natural Resources Co.	9,406	1,182,993
TC Energy Corp.	86,678	4,489,054
TE Holdcorp LLC (a) (c) (d)	2,426	0

		35,497,742

Pharmaceuticals—2.6%
Aerie Pharmaceuticals, Inc. (a) (b)	13,052	250,859
AstraZeneca plc (ADR)	194,404	8,664,586
Bristol-Myers Squibb Co.	109,825	5,569,226
Dermira, Inc. (a)	61,823	395,049
Elanco Animal Health, Inc. (a)	18,132	482,130
Eli Lilly & Co.	26,501	2,963,607
Kala Pharmaceuticals, Inc. (a) (b)	17,700	67,349
MyoKardia, Inc. (a) (b)	10,435	544,185
Nektar Therapeutics (a) (b)	30,626	557,853
Odonate Therapeutics, Inc. (a)	13,213	343,934
Pfizer, Inc.	296,696	10,660,287
Revance Therapeutics, Inc. (a)	27,646	359,398
Satsuma Pharmaceuticals, Inc. (a)	6,000	90,060
Teva Pharmaceutical Industries, Ltd. (ADR) (a) (b)	162,707	1,119,424
Tricida, Inc. (a) (b)	10,950	338,027
WAVE Life Sciences, Ltd. (a) (b)	8,100	166,293

		32,572,267

Professional Services—0.8%
Equifax, Inc.	10,245	1,441,164
IHS Markit, Ltd. (a)	77,592	5,189,353
TransUnion	14,402	1,168,146
TriNet Group, Inc. (a)	32,304	2,008,986

		9,807,649

Road & Rail—0.6%
Norfolk Southern Corp.	22,881	4,110,800
Schneider National, Inc. - Class B	11,265	244,676
Uber Technologies, Inc. (a) (b)	96,721	2,947,089

		7,302,565

Semiconductors & Semiconductor Equipment—2.2%
Advanced Micro Devices, Inc. (a)	160,015	4,638,835
First Solar, Inc. (a)	10,545	611,716
Intel Corp.	101,048	5,207,003
KLA Corp.	12,895	2,056,108
Lattice Semiconductor Corp. (a)	122,426	2,238,559
Marvell Technology Group, Ltd.	108,069	2,698,483
Micron Technology, Inc. (a)	81,779	3,504,230
Teradyne, Inc.	21,677	1,255,315
Texas Instruments, Inc.	35,078	4,533,481

		26,743,730

Software—4.4%
Adobe, Inc. (a)	8,576	2,369,120
Atlassian Corp. plc - Class A (a)	1,364	171,100
Guidewire Software, Inc. (a) (b)	11,126	1,172,458
Microsoft Corp.	228,059	31,707,043
Salesforce.com, Inc. (a)	34,093	5,060,765
ServiceNow, Inc. (a)	5,596	1,420,545
Slack Technologies, Inc. - Class A (a) (b)	3,600	85,428
Splunk, Inc. (a)	6,346	747,939
SS&C Technologies Holdings, Inc.	122,990	6,342,594
SVMK, Inc. (a)	154,533	2,642,514
Workday, Inc. - Class A (a)	12,885	2,189,935

		53,909,441

Specialty Retail—1.7%
Burlington Stores, Inc. (a)	42,870	8,566,284
Lowe’s Cos., Inc.	49,578	5,451,597
TJX Cos., Inc. (The)	123,060	6,859,364

		20,877,245

Technology Hardware, Storage & Peripherals—1.6%
Apple, Inc.	77,748	17,413,220
Western Digital Corp.	43,210	2,577,044

		19,990,264

Textiles, Apparel & Luxury Goods—1.1%
NIKE, Inc. - Class B	38,714	3,636,019
Under Armour, Inc. - Class A (a) (b)	283,159	5,646,190
Under Armour, Inc. - Class C (a) (b)	226,576	4,107,823

		13,390,032

Thrifts & Mortgage Finance—0.1%
MGIC Investment Corp.	104,049	1,308,936

Trading Companies & Distributors—0.1%
Triton International, Ltd. (b)	27,440	928,570

Total Common Stocks (Cost $628,494,953)		746,466,530

BHFTII-107

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—24.2%

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—17.2%
Fannie Mae 15 Yr. Pool
3.000%, 07/01/28	1,230,204	$1,266,213
3.000%, 02/01/31	149,347	153,385
4.000%, 04/01/26	29,231	30,539
4.000%, 02/01/29	678,814	707,565
4.500%, 06/01/24	150,896	157,076
4.500%, 02/01/25	36,399	37,910
4.500%, 04/01/25	5,962	6,260
4.500%, 07/01/25	29,968	31,466
4.500%, 06/01/26	626,567	658,010
Fannie Mae 20 Yr. Pool 3.000%, 03/01/37	780,080	802,542
Fannie Mae 30 Yr. Pool
3.000%, 02/01/43	658,421	679,053
3.000%, 03/01/43	843,626	869,722
3.000%, 04/01/43	792,243	816,797
3.000%, 05/01/43	2,141,243	2,209,152
3.000%, 06/01/43	252,985	261,645
3.500%, 03/01/43	42,474	44,732
3.500%, 05/01/43	81,162	85,277
3.500%, 07/01/43	194,306	204,498
3.500%, 08/01/43	346,414	364,542
3.500%, 10/01/44	335,335	353,105
3.500%, 02/01/45	413,172	430,563
3.500%, 09/01/46	792,573	822,469
3.500%, 10/01/46	347,787	361,112
3.500%, 11/01/46	223,505	235,363
3.500%, 09/01/47	313,204	327,048
3.500%, 12/01/47	174,241	181,706
3.500%, 01/01/48	1,236,283	1,278,639
3.500%, 02/01/48	245,827	256,340
4.000%, 10/01/40	711,027	759,842
4.000%, 11/01/40	323,710	345,801
4.000%, 12/01/40	234,582	250,572
4.000%, 02/01/41	112,785	120,496
4.000%, 03/01/41	263,351	281,360
4.000%, 08/01/42	152,515	162,993
4.000%, 09/01/42	226,418	241,971
4.000%, 03/01/45	39,983	42,224
4.000%, 07/01/45	204,633	218,545
4.000%, 05/01/46	115,949	122,017
4.000%, 06/01/46	275,453	290,125
4.000%, 04/01/47	294,248	314,219
4.000%, 07/01/48	2,233,479	2,327,950
4.000%, 09/01/48	915,827	953,297
4.000%, 02/01/49	1,170,148	1,219,943
4.500%, 10/01/40	630,651	683,264
4.500%, 09/01/41	71,359	76,677
4.500%, 10/01/41	274,461	297,339
4.500%, 08/01/42	81,273	86,412
4.500%, 09/01/43	1,555,025	1,677,367
4.500%, 10/01/43	193,146	208,030
4.500%, 12/01/43	161,139	173,771
4.500%, 01/01/44	493,218	535,427
5.000%, 04/01/33	2,726	3,008
5.000%, 07/01/33	8,313	9,159

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 09/01/33	136,125	150,284
5.000%, 11/01/33	35,137	38,801
5.000%, 12/01/33	14,272	15,755
5.000%, 02/01/34	6,399	7,065
5.000%, 03/01/34	3,026	3,341
5.000%, 04/01/34	2,885	3,185
5.000%, 06/01/34	3,047	3,363
5.000%, 07/01/34	41,492	45,820
5.000%, 10/01/34	103,725	114,509
5.000%, 07/01/35	72,485	80,026
5.000%, 10/01/35	79,881	88,202
5.000%, 12/01/35	63,001	69,561
5.000%, 08/01/36	57,166	63,128
5.000%, 07/01/37	31,578	34,869
5.000%, 07/01/41	56,657	62,434
5.000%, 08/01/41	25,957	28,240
5.500%, 08/01/28	22,941	24,798
5.500%, 04/01/33	37,887	42,477
5.500%, 08/01/37	225,513	255,062
5.500%, 04/01/41	18,498	20,854
6.000%, 03/01/28	1,482	1,637
6.000%, 05/01/28	741	818
6.000%, 02/01/34	154,908	178,239
6.000%, 08/01/34	83,126	95,669
6.000%, 04/01/35	691,150	794,992
6.000%, 02/01/38	56,431	64,806
6.000%, 03/01/38	17,344	19,961
6.000%, 05/01/38	56,153	64,640
6.000%, 10/01/38	16,978	19,527
6.000%, 12/01/38	20,685	23,810
6.500%, 05/01/40	388,707	447,674
Fannie Mae ARM Pool
4.385%, 12M LIBOR + 1.819%, 09/01/41 (f)	66,706	69,766
4.654%, 12M LIBOR + 1.772%, 12/01/40 (f)	53,399	55,833
4.685%, 12M LIBOR + 1.773%, 06/01/41 (f)	113,392	118,587
4.822%, 12M LIBOR + 1.750%, 03/01/41 (f)	38,264	39,941
4.903%, 12M LIBOR + 1.820%, 03/01/41 (f)	10,611	11,142
Fannie Mae Connecticut Avenue Securities (CMO)
2.738%, 1M LIBOR + 0.720%, 01/25/31 (f)	618,836	619,075
5.568%, 1M LIBOR + 3.550%, 07/25/29 (f)	390,000	409,882
6.368%, 1M LIBOR + 4.350%, 05/25/29 (f)	724,598	763,755
6.918%, 1M LIBOR + 4.900%, 11/25/24 (f)	247,497	270,138
7.718%, 1M LIBOR + 5.700%, 04/25/28 (f)	132,625	145,618
8.018%, 1M LIBOR + 6.000%, 09/25/28 (f)	114,836	125,201
Fannie Mae Interest Strip (CMO)
2.000%, 09/25/39	359,659	359,407
4.000%, 05/25/27 (g)	248,990	20,001
Fannie Mae Pool
2.430%, 08/01/26	199,731	204,539
3.025%, 11/01/29	400,000	428,715
3.240%, 12/01/26	80,012	86,024
3.350%, 05/01/29	380,000	414,885
3.410%, 08/01/27	469,690	509,090
3.500%, 09/01/57	1,904,556	2,005,105
3.500%, 05/01/58	1,163,897	1,225,343

BHFTII-108

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool
3.660%, 02/01/29	460,195	$511,394
3.800%, 02/01/29	1,330,000	1,499,940
3.890%, 05/01/30	98,978	111,391
3.960%, 05/01/34	41,442	47,454
4.000%, 06/01/41	832,333	884,700
4.500%, 01/01/51	1,571,816	1,685,265
Fannie Mae REMICS (CMO)
Zero Coupon, 03/25/36 (h)	25,021	21,726
Zero Coupon, 06/25/36 (h)	204,695	184,814
1.750%, 12/25/42	484,160	476,730
1.836%, 05/25/46 (f) (g)	586,403	31,001
1.955%, 06/25/55 (f) (g)	462,903	25,364
1.990%, 04/25/55 (f) (g)	584,175	35,275
2.000%, 08/25/43	240,025	236,584
2.112%, 08/25/44 (f) (g)	551,052	31,537
2.500%, 06/25/28 (g)	147,847	9,808
3.000%, 02/25/27 (g)	368,480	22,528
3.000%, 09/25/27 (g)	135,115	10,147
3.000%, 01/25/28 (g)	885,362	63,937
3.000%, 05/25/47	378,336	388,920
3.000%, 09/25/47	1,261,711	1,298,393
3.000%, 06/25/48	1,106,598	1,137,723
3.000%, 10/25/48	945,728	974,904
3.000%, 08/25/49	1,067,190	1,097,979
3.500%, 05/25/27 (g)	376,362	30,927
3.500%, 10/25/27 (g)	235,078	19,833
3.500%, 05/25/30 (g)	251,273	25,036
3.500%, 08/25/30 (g)	76,702	7,265
3.500%, 02/25/31 (g)	180,972	13,600
3.500%, 09/25/35 (g)	165,945	20,453
3.500%, 04/25/46	148,199	172,939
3.500%, 10/25/46 (g)	157,351	39,723
3.500%, 11/25/47	1,036,494	1,098,629
3.500%, 02/25/48	323,700	336,039
3.500%, 12/25/58	1,212,884	1,279,962
4.000%, 03/25/42 (g)	108,833	11,723
4.000%, 05/25/42 (g)	712,497	87,926
4.000%, 11/25/42 (g)	61,558	8,912
4.500%, 07/25/27 (g)	115,161	9,505
5.000%, 06/25/48 (g)	778,845	154,807
5.469%, 05/25/42 (f) (g)	56,078	5,325
5.500%, 04/25/35	303,212	347,173
5.500%, 04/25/37	108,933	123,571
5.500%, 09/25/44 (g)	502,022	109,671
5.500%, 06/25/48 (g)	534,216	105,367
6.000%, 01/25/42 (g)	510,956	88,718
6.000%, 09/25/47 (g)	345,577	82,196
Fannie Mae-ACES
2.164%, 01/25/22 (f) (g)	672,305	15,394
3.329%, 10/25/23 (f)	470,889	495,539
Freddie Mac 15 Yr. Gold Pool
3.000%, 07/01/28	528,362	542,969
3.000%, 08/01/29	304,031	313,921
3.000%, 04/01/33	919,177	942,624
Freddie Mac 20 Yr. Gold Pool
3.000%, 11/01/36	1,070,051	1,098,498

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 20 Yr. Gold Pool
3.000%, 01/01/37	805,802	827,220
3.500%, 08/01/34	684,617	712,413
5.000%, 03/01/27	59,563	64,107
5.000%, 02/01/28	171,209	183,098
5.000%, 03/01/28	90,322	96,590
5.000%, 05/01/28	314,612	336,547
5.000%, 05/01/30	309,141	331,314
Freddie Mac 30 Yr. Gold Pool
3.000%, 12/01/44	16,667	17,097
3.000%, 08/01/46	1,546,286	1,585,015
3.000%, 10/01/46	1,563,703	1,602,935
3.000%, 11/01/46	2,382,736	2,445,377
3.000%, 12/01/46	754,608	774,287
3.000%, 01/01/47	856,576	878,068
3.500%, 08/01/42	104,437	110,760
3.500%, 11/01/42	161,308	169,571
3.500%, 06/01/46	261,213	271,794
3.500%, 10/01/47	1,183,163	1,222,492
3.500%, 03/01/48	614,024	645,689
4.000%, 05/01/42	707,887	756,546
4.000%, 08/01/42	190,247	203,428
4.000%, 09/01/42	262,601	280,797
4.000%, 07/01/44	52,962	55,476
4.000%, 02/01/46	277,193	292,347
4.000%, 09/01/48	185,949	193,805
4.500%, 09/01/43	98,281	105,605
4.500%, 11/01/43	887,730	958,137
5.000%, 03/01/38	59,620	65,914
5.000%, 05/01/39	6,762	7,461
5.000%, 06/01/41	383,671	422,840
5.000%, TBA (e)	580,000	621,642
5.500%, 07/01/33	92,602	103,548
5.500%, 04/01/39	40,954	46,239
5.500%, 06/01/41	152,630	172,324
Freddie Mac ARM Non-Gold Pool 5.025%, 12M LIBOR + 1.900%, 02/01/41 (f)	54,536	56,955
Freddie Mac Multifamily Structured Pass-Through Certificates
0.743%, 03/25/27 (f) (g)	4,354,813	173,865
1.563%, 06/25/22 (f) (g)	1,753,380	58,451
1.743%, 03/25/22 (f) (g)	1,269,050	42,925
Freddie Mac REMICS (CMO)
Zero Coupon, 11/15/36 (h)	23,256	21,387
1.750%, 10/15/42	437,143	430,723
2.500%, 05/15/28 (g)	158,427	11,180
3.000%, 03/15/28 (g)	428,229	30,506
3.000%, 05/15/32 (g)	195,595	11,389
3.000%, 03/15/33 (g)	153,090	16,635
3.000%, 08/15/43	1,056,000	1,083,208
3.000%, 05/15/46	504,285	517,359
3.250%, 11/15/41	251,746	263,580
3.500%, 06/15/26 (g)	210,312	9,884
3.500%, 09/15/26 (g)	80,271	6,414
3.500%, 03/15/27 (g)	129,733	9,027
3.500%, 03/15/41 (g)	260,913	22,032
4.000%, 07/15/27 (g)	495,153	37,152

BHFTII-109

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac REMICS (CMO)
4.000%, 03/15/28 (g)	239,631	$17,591
4.000%, 06/15/28 (g)	132,673	11,197
4.000%, 07/15/30 (g)	321,667	33,119
4.000%, 11/15/40	232,000	257,035
4.750%, 07/15/39	433,749	482,354
5.000%, 09/15/33 (g)	208,659	31,268
5.000%, 02/15/48 (g)	308,053	60,263
5.500%, 08/15/33	51,250	57,682
5.500%, 07/15/36	115,576	130,783
5.500%, 06/15/46	155,490	177,306
6.500%, 07/15/36	151,211	170,886
FREMF Mortgage Trust 5.446%, 09/25/43 (144A) (f)	855,000	867,101
FREMF Multifamily Aggregation Risk Transfer Trust 2.357%, 1M LIBOR + 0.320%, 02/25/20 (f)	1,650,000	1,649,976
Ginnie Mae I 30 Yr. Pool
3.000%, 12/15/44	23,888	24,593
3.000%, 02/15/45	66,338	68,129
3.000%, 04/15/45	888,857	912,857
3.000%, 05/15/45	1,048,742	1,077,059
3.000%, 07/15/45	29,335	30,127
4.000%, 09/15/42	717,018	765,122
4.500%, 04/15/41	506,875	551,772
4.500%, 02/15/42	1,110,225	1,208,283
5.000%, 12/15/38	38,542	43,316
5.000%, 04/15/39	742,082	833,950
5.000%, 07/15/39	65,747	73,522
5.000%, 12/15/40	103,957	116,809
5.500%, 12/15/40	374,338	424,089
Ginnie Mae II 30 Yr. Pool
3.000%, TBA (e)	19,750,000	20,268,823
3.500%, 08/20/47	318,200	330,928
3.500%, TBA (e)	1,463,000	1,515,862
4.000%, 11/20/47	266,493	282,647
4.000%, 03/20/48	962,330	1,010,328
4.000%, 04/20/49	1,275,977	1,327,116
4.000%, TBA (e)	7,512,000	7,811,190
4.500%, 01/20/46	107,752	115,116
4.500%, TBA (e)	180,000	188,128
5.000%, 10/20/39	17,140	18,961
5.000%, TBA (e)	4,066,000	4,286,453
Government National Mortgage Association (CMO)
0.780%, 02/16/53 (f) (g)	1,899,096	93,050
1.750%, 09/20/43	402,388	396,426
2.000%, 01/20/42	388,145	385,039
2.500%, 12/16/39	337,947	344,980
2.500%, 07/20/41	571,021	582,911
3.000%, 09/20/28 (g)	168,566	12,987
3.000%, 02/16/43 (g)	114,751	16,106
3.000%, 10/20/47	319,326	329,256
3.500%, 02/16/27 (g)	69,129	5,575
3.500%, 03/20/27 (g)	174,051	15,327
3.500%, 10/20/29 (g)	966,847	93,595
3.500%, 07/20/40 (g)	177,875	14,197
3.500%, 02/20/41 (g)	258,184	21,561

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO)
3.500%, 04/20/42 (g)	453,377	42,223
3.500%, 10/20/42 (g)	692,266	121,159
3.500%, 05/20/43 (g)	98,433	19,169
3.500%, 07/20/43 (g)	357,791	45,589
4.000%, 12/16/26 (g)	46,902	4,032
4.000%, 05/20/29 (g)	721,570	63,869
4.000%, 05/16/42 (g)	77,616	11,216
4.000%, 03/20/43 (g)	131,525	28,438
4.000%, 01/20/44 (g)	59,582	12,652
4.000%, 11/20/44 (g)	978,006	170,847
4.000%, 03/20/47 (g)	476,583	72,360
4.000%, 07/20/47 (g)	729,848	113,837
4.500%, 04/20/45 (g)	207,597	44,091
5.000%, 02/16/40 (g)	547,812	106,212
5.000%, 10/16/41 (g)	283,561	50,073
5.000%, 12/20/43 (g)	575,911	134,841
5.000%, 01/16/47 (g)	138,097	29,096
5.500%, 03/20/39 (g)	389,146	78,317
5.500%, 02/16/47 (g)	370,859	88,552
5.500%, 02/20/47 (g)	229,981	41,477
6.000%, 09/20/40 (g)	418,339	86,046
6.000%, 02/20/46 (g)	354,791	87,591
Uniform Mortgage-Backed Securities
2.500%, TBA (e)	12,735,000	12,844,690
3.000%, TBA (e)	30,043,000	30,548,503
3.500%, TBA (e)	33,845,000	34,741,774
4.000%, TBA (e)	2,075,000	2,153,461
4.500%, TBA (e)	3,330,000	3,506,646
5.000%, TBA (e)	2,885,000	3,070,028
6.000%, TBA (e)	1,000,000	1,106,523

		212,485,109

U.S. Treasury—7.0%
U.S. Treasury Bonds
2.250%, 08/15/46	915,000	939,019
2.875%, 11/15/46	1,600,000	1,852,750
3.000%, 11/15/45 (i)	1,980,000	2,337,173
3.000%, 02/15/47 (i)	1,500,000	1,779,492
3.000%, 02/15/48 (i)	1,860,000	2,210,203
3.000%, 02/15/49	5,190,000	6,188,264
3.125%, 08/15/44 (i) (j)	24,060,000	28,849,444
3.750%, 11/15/43 (i)	4,885,000	6,430,072
6.750%, 08/15/26	7,220,000	9,629,957
U.S. Treasury Inflation Indexed Notes
0.250%, 01/15/25 (k) (l)	8,690,353	8,715,670
0.250%, 07/15/29 (k)	694,605	701,888
0.625%, 01/15/26 (k)	3,660,285	3,755,253
0.875%, 01/15/29 (k)	2,519,829	2,678,200
1.000%, 02/15/49 (k)	830,941	940,261
U.S. Treasury Notes 2.625%, 02/15/29	8,245,000	8,925,857

		85,933,503

Total U.S. Treasury & Government Agencies (Cost $291,794,944)		298,418,612

BHFTII-110

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—12.1%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.2%
Boeing Co. (The) 3.250%, 02/01/35	470,000	$489,477
Lockheed Martin Corp. 4.090%, 09/15/52	300,000	354,334
United Technologies Corp.
2.800%, 05/04/24	25,000	25,725
3.650%, 08/16/23	215,000	227,421
3.950%, 08/16/25	345,000	377,682
4.450%, 11/16/38	285,000	339,320
4.625%, 11/16/48	90,000	112,627

		1,926,586

Agriculture—0.3%
Altria Group, Inc.
2.625%, 09/16/26	140,000	135,443
3.875%, 09/16/46	190,000	174,861
4.400%, 02/14/26	190,000	203,109
4.800%, 02/14/29	565,000	619,595
5.375%, 01/31/44	310,000	344,802
5.800%, 02/14/39	440,000	510,223
BAT Capital Corp.
2.789%, 09/06/24	805,000	797,335
4.390%, 08/15/37	720,000	699,032

		3,484,400

Apparel—0.0%
William Carter Co. (The) 5.625%, 03/15/27 (144A)	50,000	53,500

Auto Manufacturers—0.3%
Daimler Canada Finance, Inc. 1.800%, 12/16/19 (CAD)	100,000	75,436
Ford Motor Co. 5.291%, 12/08/46	140,000	129,624
Ford Motor Credit Co. LLC
3.815%, 11/02/27	200,000	189,667
4.542%, 08/01/26	230,000	229,888
5.113%, 05/03/29	200,000	201,443
General Motors Co.
5.200%, 04/01/45	265,000	261,591
5.950%, 04/01/49	175,000	187,386
6.250%, 10/02/43	195,000	213,059
6.750%, 04/01/46	250,000	285,861
General Motors Financial Co., Inc.
3.583%, 3M LIBOR + 1.270%, 10/04/19 (f)	100,000	100,007
3.863%, 3M LIBOR + 1.560%, 01/15/20 (f)	200,000	200,653
General Motors Financial of Canada, Ltd. 3.080%, 05/22/20 (CAD)	485,000	367,456
Toyota Motor Credit Corp. 2.315%, 3M LIBOR + 0.140%, 11/14/19 (f)	100,000	100,025
VW Credit Canada, Inc. 2.500%, 10/01/19 (CAD)	550,000	415,100

		2,957,196

Auto Parts & Equipment—0.0%
Goodyear Tire & Rubber Co. (The) 5.000%, 05/31/26	60,000	60,738

Banks—3.2%
Banco Bilbao Vizcaya Argentaria S.A.
6.125%, 5Y USD Swap + 3.870%, 11/16/27 (b) (f)	800,000	767,000
8.875%, 5Y EUR Swap + 9.177%, 04/14/21 (EUR) (f)	200,000	240,879
Banco de Sabadell S.A. 6.500%, 5Y EUR Swap + 6.414%, 05/18/22 (EUR) (f)	600,000	652,701
Bank of America Corp.
3.194%, 3M LIBOR + 1.180%, 07/23/30 (f)	720,000	742,984
3.366%, 3M LIBOR + 0.810%, 01/23/26 (f)	1,255,000	1,308,382
3.419%, 3M LIBOR + 1.040%, 12/20/28 (f)	118,000	123,123
3.705%, 3M LIBOR + 1.512%, 04/24/28 (f)	935,000	995,815
3.974%, 3M LIBOR + 1.210%, 02/07/30 (f)	405,000	443,376
4.000%, 04/01/24	133,000	142,709
4.000%, 01/22/25	595,000	632,045
7.750%, 05/14/38	630,000	958,403
Bank of China Hong Kong, Ltd.
5.550%, 02/11/20	100,000	100,948
Bank of Nova Scotia (The) 2.747%, 3M LIBOR + 0.620%, 12/05/19 (f)	175,000	175,192
Barclays plc 3.932%, 3M LIBOR + 1.610%, 05/07/25 (f)	355,000	366,757
BNG Bank NV 1.900%, 11/26/25 (AUD)	1,705,000	1,186,196
BNP Paribas S.A.
5.125%, 5Y USD Swap + 2.838%, 11/15/27 (144A) (f)	325,000	315,942
7.375%, 5Y USD Swap + 5.150%, 08/19/25 (144A) (f)	325,000	363,187
7.625%, 5Y USD Swap + 6.314%, 03/30/21 (144A) (f)	390,000	410,962
CaixaBank S.A. 6.750%, 5Y EUR Swap + 6.498%, 06/13/24 (EUR) (f)	200,000	239,190
Citigroup, Inc.
3.128%, 3M LIBOR + 0.790%, 01/10/20 (f)	200,000	200,250
3.200%, 10/21/26	545,000	562,647
3.224%, 3M LIBOR + 1.100%, 05/17/24 (f)	680,000	685,925
3.352%, 3M LIBOR + 0.897%, 04/24/25 (f)	545,000	565,211
3.520%, 3M LIBOR + 1.151%, 10/27/28 (f)	230,000	240,937
3.980%, 3M LIBOR + 1.338%, 03/20/30 (f)	1,175,000	1,280,978
4.075%, 3M LIBOR + 1.192%, 04/23/29 (f)	165,000	180,168
4.450%, 09/29/27	55,000	60,007
4.650%, 07/30/45	9,000	10,843
Credit Agricole S.A. 8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (f)	725,000	852,781
Credit Suisse Group AG
6.250%, 5Y USD Swap + 3.455%, 12/18/24 (144A) (f)	845,000	893,587
6.375%, 5Y H15 + 4.822%, 08/21/26 (144A) (f)	375,000	388,125
7.500%, 5Y USD Swap + 4.600%, 07/17/23 (144A) (f)	200,000	213,750
Danske Bank A/S
5.000%, 01/12/22 (144A)	430,000	452,093
5.375%, 01/12/24 (144A)	450,000	494,341
5.875%, 7Y EUR Swap + 5.471%, 04/06/22 (EUR) (f)	200,000	230,829
Goldman Sachs Bank USA 2.575%, SOFR + 0.600%, 05/24/21 (f)	210,000	210,344

BHFTII-111

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Goldman Sachs Group, Inc. (The)
2.905%, 3M LIBOR + 0.990%, 07/24/23 (f)	1,085,000	$1,100,291
2.927%, 3M LIBOR + 0.800%, 12/13/19 (f)	100,000	100,134
3.814%, 3M LIBOR + 1.158%, 04/23/29 (f)	270,000	286,246
4.017%, 3M LIBOR + 1.373%, 10/31/38 (f)	410,000	441,115
4.223%, 3M LIBOR + 1.301%, 05/01/29 (f)	45,000	49,091
6.250%, 02/01/41	245,000	339,972
6.750%, 10/01/37	410,000	553,034
HSBC Holdings plc
2.950%, 05/25/21	255,000	257,618
3.400%, 03/08/21	565,000	573,644
4.583%, 3M LIBOR + 1.535%, 06/19/29 (b) (f)	260,000	288,433
6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (f)	575,000	591,399
Industrial & Commercial Bank of China, Ltd. 2.918%, 3M LIBOR + 0.770%, 05/23/20 (f)	250,000	250,225
Intesa Sanpaolo S.p.A. 7.750%, 5Y EUR Swap + 7.192%, 01/11/27 (EUR) (f)	400,000	512,797
JPMorgan Chase & Co.
3.220%, 3M LIBOR + 1.155%, 03/01/25 (f)	550,000	569,709
3.509%, 3M LIBOR + 0.945%, 01/23/29 (f)	525,000	554,918
3.513%, 3M LIBOR + 1.230%, 10/24/23 (f)	155,000	157,458
3.702%, 3M LIBOR + 1.160%, 05/06/30 (f)	390,000	418,350
3.797%, 3M LIBOR + 0.890%, 07/23/24 (f)	435,000	459,103
3.960%, 3M LIBOR + 1.245%, 01/29/27 (f)	1,475,000	1,596,341
4.005%, 3M LIBOR + 1.120%, 04/23/29 (f)	410,000	448,343
KeyCorp 2.550%, 10/01/29	410,000	400,322
Landsbanki Islands Zero Coupon, 08/25/20 (d) (m)	320,000	0
Morgan Stanley
2.500%, 04/21/21	680,000	684,360
3.125%, 07/27/26	180,000	185,379
3.396%, 3M LIBOR + 1.140%, 01/27/20 (f)	50,000	50,172
3.591%, 3M LIBOR + 1.340%, 07/22/28 (f)	1,010,000	1,065,320
3.625%, 01/20/27	685,000	723,891
4.000%, 07/23/25	180,000	194,129
4.350%, 09/08/26	95,000	102,992
5.000%, 11/24/25	322,000	360,797
Royal Bank of Canada 2.550%, 07/16/24	460,000	466,312
Santander Holdings USA, Inc. 3.700%, 03/28/22	330,000	338,300
Societe Generale S.A. 7.375%, 5Y USD Swap + 6.238%, 09/13/21 (144A) (f)	650,000	683,865
Standard Chartered plc 7.500%, 5Y USD Swap + 6.301%, 04/02/22 (f)	400,000	422,500
UBS Group Funding Switzerland AG
2.650%, 02/01/22 (144A)	420,000	423,749
5.750%, 5Y EUR Swap + 5.287%, 02/19/22 (EUR) (f)	250,000	298,374
6.875%, 5Y USD ICE Swap + 5.497%, 03/22/21 (f)	250,000	259,375
7.000%, 5Y USD Swap + 4.344%, 01/31/24 (144A) (f)	200,000	212,400
7.000%, 5Y USD Swap + 4.866%, 02/19/25 (f)	200,000	219,324
7.125%, 5Y USD Swap + 5.464%, 02/19/20 (f)	270,000	272,700

Banks—(Continued)
UniCredit S.p.A.
5.375%, 5Y EUR Swap + 4.925%, 06/03/25 (EUR) (f)	200,000	212,785
6.572%, 01/14/22 (144A)	605,000	648,986
6.625%, 5Y EUR Swap + 6.387%, 06/03/23 (EUR) (f)	250,000	284,068
Wells Fargo & Co.
2.625%, 07/22/22	595,000	601,620
3.000%, 04/22/26	310,000	317,924
3.000%, 10/23/26	200,000	205,111
3.069%, 01/24/23	960,000	977,923
3.584%, 3M LIBOR + 1.310%, 05/22/28 (f)	505,000	534,997
3.750%, 01/24/24	645,000	683,087
4.900%, 11/17/45	290,000	347,131

		39,414,721

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/42	544,000	560,327
4.600%, 04/15/48	280,000	322,769
4.750%, 04/15/58	310,000	360,966
5.450%, 01/23/39	1,183,000	1,496,716
Constellation Brands, Inc. 2.650%, 11/07/22	260,000	262,910
Molson Coors Brewing Co. 3.000%, 07/15/26	505,000	509,941

		3,513,629

Biotechnology—0.0%
Amgen, Inc.
2.650%, 05/11/22	295,000	298,834
Baxalta, Inc. 3.600%, 06/23/22	17,000	17,449

		316,283

Building Materials—0.0%
Standard Industries, Inc.
5.000%, 02/15/27 (144A)	10,000	10,353
6.000%, 10/15/25 (144A)	220,000	230,661

		241,014

Chemicals—0.2%
Alpek S.A.B. de C.V. 4.250%, 09/18/29 (144A)	345,000	347,587
Chemours Co. (The) 5.375%, 05/15/27 (b)	60,000	51,752
DuPont de Nemours, Inc. 4.205%, 11/15/23	680,000	729,127
Methanex Corp.
4.250%, 12/01/24	325,000	327,557
5.650%, 12/01/44	120,000	115,816
Nutrien, Ltd. 4.200%, 04/01/29	100,000	110,112
Olin Corp. 5.125%, 09/15/27	60,000	61,350

BHFTII-112

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Sherwin-Williams Co. (The)
2.950%, 08/15/29	295,000	$295,717
3.450%, 06/01/27	315,000	329,744
Syngenta Finance NV 4.892%, 04/24/25 (144A)	385,000	407,784
Versum Materials, Inc. 5.500%, 09/30/24 (144A)	60,000	63,900

		2,840,446

Commercial Services—0.1%
Global Payments, Inc. 3.200%, 08/15/29	150,000	151,932
IHS Markit, Ltd. 4.125%, 08/01/23	1,035,000	1,089,130
Service Corp. International 5.125%, 06/01/29	25,000	26,719
United Rentals North America, Inc.
4.875%, 01/15/28	65,000	67,600
5.500%, 07/15/25	110,000	114,455

		1,449,836

Computers—0.3%
Apple, Inc.
2.200%, 09/11/29	1,225,000	1,202,713
3.450%, 02/09/45	215,000	228,800
Hewlett Packard Enterprise Co. 6.350%, 10/15/45	50,000	58,442
IBM Credit LLC 2.594%, 3M LIBOR + 0.470%, 11/30/20 (f)	515,000	517,645
International Business Machines Corp.
3.000%, 05/15/24	455,000	470,828
3.300%, 05/15/26	710,000	749,274
3.500%, 05/15/29	710,000	762,294
Western Digital Corp. 4.750%, 02/15/26 (b)	60,000	61,725

		4,051,721

Distribution/Wholesale—0.0%
HD Supply, Inc. 5.375%, 10/15/26 (144A) (b)	50,000	52,938

Diversified Financial Services—0.2%
Avolon Holdings Funding, Ltd. 4.375%, 05/01/26 (144A) (b)	340,000	351,526
Capital One Financial Corp.
2.941%, 3M LIBOR + 0.760%, 05/12/20 (f)	255,000	255,815
3.900%, 01/29/24	390,000	412,077
GTP Acquisition Partners I LLC 3.482%, 06/15/50 (144A)	1,355,000	1,407,376
Navient Corp. 5.875%, 03/25/21	20,000	20,775

		2,447,569

Electric—0.8%
AES Corp.
4.500%, 03/15/23	45,000	46,012
4.875%, 05/15/23	17,000	17,297
5.125%, 09/01/27	10,000	10,625
Berkshire Hathaway Energy Co. 3.250%, 04/15/28	245,000	258,301
CenterPoint Energy Houston Electric LLC 4.250%, 02/01/49	80,000	96,113
Cleco Corporate Holdings LLC
3.375%, 09/15/29 (144A)	255,000	255,311
4.973%, 05/01/46	20,000	22,781
Commonwealth Edison Co.
3.650%, 06/15/46	325,000	351,313
4.000%, 03/01/48	85,000	97,334
Connecticut Light & Power Co. (The) 4.000%, 04/01/48	85,000	98,182
Dominion Energy South Carolina, Inc. 5.100%, 06/01/65	95,000	126,984
DTE Energy Co. 1.500%, 10/01/19	250,000	250,000
Duke Energy Carolinas LLC 4.250%, 12/15/41	275,000	317,356
Duke Energy Florida LLC 3.400%, 10/01/46	305,000	315,201
Duke Energy Indiana LLC 3.250%, 10/01/49	280,000	279,156
Duke Energy Progress LLC 4.375%, 03/30/44	320,000	377,801
EDP Finance B.V. 4.900%, 10/01/19 (144A)	315,000	315,000
Evergy, Inc.
2.450%, 09/15/24	165,000	164,714
2.900%, 09/15/29	235,000	233,185
Exelon Corp.
2.450%, 04/15/21	80,000	80,332
2.850%, 06/15/20	480,000	482,007
3.950%, 06/15/25	585,000	627,344
Florida Power & Light Co.
3.990%, 03/01/49	80,000	93,448
Fortis, Inc. 2.100%, 10/04/21	135,000	134,550
Georgia Power Co.
2.000%, 09/08/20	848,000	846,999
4.300%, 03/15/42	130,000	142,992
IPALCO Enterprises, Inc. 3.700%, 09/01/24 (b)	335,000	346,927
MidAmerican Energy Co. 3.650%, 08/01/48	85,000	92,712
NextEra Energy Capital Holdings, Inc. 3.150%, 04/01/24	590,000	609,493
Northern States Power Co. 2.900%, 03/01/50	90,000	87,080
Oglethorpe Power Corp. 5.050%, 10/01/48	170,000	204,605

BHFTII-113

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49 (144A)	80,000	$79,673
5.750%, 03/15/29	110,000	139,240
PacifiCorp 4.150%, 02/15/50	80,000	93,697
Public Service Electric & Gas Co. 3.800%, 03/01/46	90,000	100,138
Public Service Enterprise Group, Inc. 2.875%, 06/15/24	415,000	425,875
Puget Energy, Inc. 3.650%, 05/15/25	470,000	482,321
Sempra Energy 2.400%, 02/01/20	325,000	325,018
Southern California Edison Co.
2.850%, 08/01/29 (b)	315,000	317,277
4.000%, 04/01/47	95,000	102,196
Southern Co. (The)
2.950%, 07/01/23	130,000	132,690
3.250%, 07/01/26	335,000	346,109
4.400%, 07/01/46	10,000	11,168
Union Electric Co. 4.000%, 04/01/48	85,000	96,089

		10,032,646

Electronics—0.0%
Sensata Technologies B.V. 5.000%, 10/01/25 (144A)	120,000	128,250

Engineering & Construction—0.1%
Fluor Corp. 4.250%, 09/15/28	535,000	537,793
International Airport Finance S.A. 12.000%, 03/15/33 (144A)	940,000	1,042,225

		1,580,018

Entertainment—0.0%
WMG Acquisition Corp.
4.875%, 11/01/24 (144A)	120,000	124,050
5.000%, 08/01/23 (144A)	40,000	40,900

		164,950

Environmental Control—0.1%
Clean Harbors, Inc.
4.875%, 07/15/27 (144A)	35,000	36,531
5.125%, 07/15/29 (144A)	25,000	26,500
Waste Management, Inc.
3.200%, 06/15/26	295,000	311,224
3.450%, 06/15/29	95,000	102,463
4.150%, 07/15/49	55,000	64,296

		541,014

Food—0.2%
Conagra Brands, Inc.
3.028%, 3M LIBOR + 0.750%, 10/22/20 (f)	155,000	155,032
4.300%, 05/01/24	175,000	187,793
4.600%, 11/01/25	55,000	60,492
NBM U.S. Holdings, Inc. 7.000%, 05/14/26 (144A)	1,200,000	1,258,500
TreeHouse Foods, Inc. 6.000%, 02/15/24 (144A)	60,000	62,250

		1,724,067

Food Service—0.0%
Aramark Services, Inc. 5.000%, 02/01/28 (144A) (b)	200,000	207,500

Forest Products & Paper—0.2%
Suzano Austria GmbH
5.000%, 01/15/30	1,480,000	1,483,996
6.000%, 01/15/29	545,000	592,415

		2,076,411

Gas—0.0%
AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.875%, 08/20/26	95,000	104,172

Healthcare-Products—0.1%
Alcon Finance Corp. 3.000%, 09/23/29 (144A)	265,000	268,237
Becton Dickinson & Co. 3.363%, 06/06/24	925,000	964,888
Boston Scientific Corp. 4.000%, 03/01/28	320,000	350,864
Hill-Rom Holdings, Inc. 4.375%, 09/15/27 (144A) (b)	30,000	30,670
Thermo Fisher Scientific, Inc. 3.000%, 04/15/23	45,000	46,312

		1,660,971

Healthcare-Services—0.3%
Aetna, Inc. 2.800%, 06/15/23	155,000	156,972
Anthem, Inc.
2.875%, 09/15/29	345,000	341,143
3.500%, 08/15/24	430,000	450,723
4.375%, 12/01/47	35,000	37,807
4.625%, 05/15/42	170,000	188,418
CHS/Community Health Systems, Inc.
5.125%, 08/01/21 (b)	110,000	109,725
6.250%, 03/31/23	30,000	29,801
CommonSpirit Health 3.347%, 10/01/29	275,000	278,110
HCA, Inc. 4.125%, 06/15/29	510,000	534,002

BHFTII-114

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
UnitedHealth Group, Inc.
2.375%, 08/15/24	325,000	$327,084
2.875%, 08/15/29	275,000	280,520
3.500%, 08/15/39	190,000	197,901
3.700%, 12/15/25	200,000	215,000
3.700%, 08/15/49	80,000	84,813
3.750%, 07/15/25	240,000	258,267
4.750%, 07/15/45	70,000	84,997

		3,575,283

Home Builders—0.0%
Lennar Corp. 4.750%, 11/29/27	125,000	134,062
PulteGroup, Inc. 5.500%, 03/01/26	60,000	65,550
Toll Brothers Finance Corp. 4.875%, 11/15/25	130,000	139,100

		338,712

Insurance—0.2%
CNO Financial Group, Inc. 5.250%, 05/30/25	175,000	188,090
Genworth Holdings, Inc. 4.900%, 08/15/23	90,000	85,464
Marsh & McLennan Cos., Inc.
3.875%, 03/15/24	330,000	351,793
4.375%, 03/15/29	205,000	231,955
4.750%, 03/15/39	245,000	295,824
Massachusetts Mutual Life Insurance Co. 8.875%, 06/01/39 (144A)	52,000	88,542
MGIC Investment Corp. 5.750%, 08/15/23	90,000	98,438
Unum Group
4.000%, 06/15/29	145,000	150,755
4.500%, 12/15/49	45,000	43,067
Willis North America, Inc.
2.950%, 09/15/29	170,000	166,796
3.600%, 05/15/24	210,000	218,244

		1,918,968

Internet—0.2%
Alibaba Group Holding, Ltd.
3.400%, 12/06/27	810,000	841,376
4.200%, 12/06/47	200,000	226,893
Amazon.com, Inc. 3.875%, 08/22/37	515,000	591,719
Tencent Holdings, Ltd.
3.595%, 01/19/28 (144A)	250,000	261,259
3.975%, 04/11/29 (144A)	700,000	750,651

		2,671,898

Iron/Steel—0.0%
Commercial Metals Co. 5.375%, 07/15/27	60,000	60,750

Iron/Steel—(Continued)
Steel Dynamics, Inc. 5.500%, 10/01/24	65,000	66,709

		127,459

Leisure Time—0.0%
VOC Escrow, Ltd. 5.000%, 02/15/28 (144A)	30,000	30,978

Lodging—0.0%
Hilton Domestic Operating Co., Inc. 5.125%, 05/01/26	100,000	105,000
Las Vegas Sands Corp. 3.500%, 08/18/26	220,000	223,483
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27 (144A)	10,000	10,275
5.500%, 03/01/25 (144A)	20,000	21,000

		359,758

Machinery-Construction & Mining—0.0%
BWX Technologies, Inc. 5.375%, 07/15/26 (144A)	30,000	31,538
Oshkosh Corp. 5.375%, 03/01/25	75,000	77,906

		109,444

Media—0.6%
CBS Corp.
3.700%, 06/01/28	200,000	208,504
4.200%, 06/01/29 (b)	235,000	255,055
CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 05/01/27 (144A)	15,000	15,656
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.908%, 07/23/25	50,000	54,949
5.125%, 07/01/49	105,000	111,859
5.750%, 04/01/48	165,000	188,032
6.484%, 10/23/45	690,000	840,762
Comcast Corp.
3.150%, 03/01/26	405,000	424,199
3.200%, 07/15/36	100,000	102,559
3.950%, 10/15/25	210,000	228,648
4.049%, 11/01/52	45,000	50,076
4.150%, 10/15/28	190,000	213,184
4.250%, 10/15/30	135,000	153,658
4.600%, 10/15/38	240,000	287,584
4.950%, 10/15/58	195,000	250,178
COX Communications, Inc. 3.150%, 08/15/24 (144A)	703,000	720,020
Discovery Communications LLC
2.800%, 06/15/20	400,000	401,367
3.800%, 03/13/24	99,000	103,420
3.950%, 06/15/25	2,000	2,107
5.000%, 09/20/37	265,000	285,063
5.300%, 05/15/49	90,000	99,725
6.350%, 06/01/40	420,000	513,522

BHFTII-115

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
DISH DBS Corp. 5.875%, 11/15/24 (b)	130,000	$128,862
Fox Corp. 4.030%, 01/25/24 (144A)	575,000	611,714
Time Warner Cable LLC 4.500%, 09/15/42	400,000	393,357
Viacom, Inc.
4.250%, 09/01/23	550,000	583,280
4.375%, 03/15/43	168,000	173,108
5.875%, 3M LIBOR + 3.895%, 02/28/57 (f)	10,000	10,381
6.250%, 3M LIBOR + 3.899%, 02/28/57 (f)	15,000	16,170
Videotron, Ltd. 5.375%, 06/15/24 (144A)	145,000	158,507

		7,585,506

Mining—0.1%
Anglo American Capital plc
4.500%, 03/15/28 (144A)	200,000	212,365
4.750%, 04/10/27 (144A)	200,000	215,719
4.875%, 05/14/25 (144A)	520,000	564,832
Glencore Funding LLC 4.875%, 03/12/29 (144A)	375,000	405,309
Kaiser Aluminum Corp. 5.875%, 05/15/24	140,000	145,756

		1,543,981

Miscellaneous Manufacturing—0.0%
Ingersoll-Rand Global Holding Co., Ltd. 2.900%, 02/21/21	210,000	211,708

Multi-National—0.7%
Asian Development Bank 3.000%, 01/17/23 (NZD)	3,595,000	2,375,622
Inter-American Development Bank
1.700%, 10/10/24 (CAD)	3,225,000	2,427,081
2.750%, 10/30/25 (AUD)	3,245,000	2,369,641
International Finance Corp. 1.375%, 09/13/24 (CAD)	1,630,000	1,207,788

		8,380,132

Office/Business Equipment—0.0%
CDW LLC / CDW Finance Corp. 4.250%, 04/01/28	25,000	25,503

Oil & Gas—0.7%
Canadian Natural Resources, Ltd.
2.050%, 06/01/20 (CAD)	210,000	158,280
2.600%, 12/03/19 (CAD)	310,000	234,141
2.890%, 08/14/20 (CAD)	580,000	440,290
3.850%, 06/01/27	185,000	195,162
Cimarex Energy Co. 4.375%, 03/15/29	400,000	421,058

Oil & Gas—(Continued)
Continental Resources, Inc.
4.375%, 01/15/28	425,000	439,138
4.900%, 06/01/44	10,000	10,119
5.000%, 09/15/22	30,000	30,264
Encana Corp. 3.900%, 11/15/21	195,000	199,760
Hess Corp.
5.600%, 02/15/41	55,000	60,970
6.000%, 01/15/40	10,000	11,590
7.125%, 03/15/33	552,000	689,084
7.300%, 08/15/31	170,000	210,066
Marathon Oil Corp. 3.850%, 06/01/25	265,000	275,560
Marathon Petroleum Corp. 3.800%, 04/01/28	75,000	78,187
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/26 (144A)	440,000	443,506
MEG Energy Corp. 6.500%, 01/15/25 (144A)	65,000	66,300
Noble Energy, Inc. 5.050%, 11/15/44	390,000	425,682
Occidental Petroleum Corp.
3.500%, 08/15/29	220,000	223,375
6.950%, 07/01/24	370,000	434,097
Petroleos Mexicanos
6.750%, 09/21/47	351,000	336,890
6.840%, 01/23/30 (144A)	745,000	770,479
7.690%, 01/23/50 (144A)	90,000	93,852
QEP Resources, Inc. 5.250%, 05/01/23	80,000	74,202
Saudi Arabian Oil Co. 2.875%, 04/16/24 (144A)	400,000	404,512
SM Energy Co.
6.125%, 11/15/22 (b)	55,000	52,709
6.750%, 09/15/26 (b)	15,000	13,125
Sunoco L.P. / Sunoco Finance Corp. 5.500%, 02/15/26	60,000	62,620
Tullow Oil plc 7.000%, 03/01/25 (144A)	500,000	508,250
Valero Energy Corp.
4.000%, 04/01/29	145,000	154,145
4.350%, 06/01/28	75,000	81,484
WPX Energy, Inc. 5.250%, 09/15/24	125,000	128,089
YPF S.A. 16.500%, 05/09/22 (144A) (ARS) (n)	19,392,845	123,352

		7,850,338

Packaging & Containers—0.1%
Owens-Brockway Glass Container, Inc. 5.875%, 08/15/23 (144A)	150,000	159,188
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, 07/15/23 (144A)	75,000	76,781
WRKCo, Inc. 4.650%, 03/15/26	425,000	466,550

		702,519

BHFTII-116

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—0.5%
Allergan Finance LLC 4.625%, 10/01/42	255,000	$264,710
Bausch Health Cos., Inc.
6.500%, 03/15/22 (144A)	65,000	67,194
7.000%, 03/15/24 (144A)	30,000	31,529
Bayer U.S. Finance LLC 4.250%, 12/15/25 (144A)	850,000	907,478
Bristol-Myers Squibb Co. 3.400%, 07/26/29 (144A)	315,000	336,803
Cigna Corp.
2.489%, 3M LIBOR + 0.350%, 03/17/20 (f)	200,000	200,030
4.375%, 10/15/28	1,685,000	1,847,211
CVS Health Corp.
3.875%, 07/20/25	299,000	316,740
5.050%, 03/25/48	345,000	392,345
5.125%, 07/20/45	315,000	358,941
GlaxoSmithKline Capital, Inc. 3.625%, 05/15/25	535,000	575,432
Mylan NV 5.250%, 06/15/46	70,000	74,359
Mylan, Inc. 4.550%, 04/15/28	240,000	255,658
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/21	355,000	356,646
Teva Pharmaceutical Finance Netherlands B.V. 3.150%, 10/01/26	650,000	455,000

		6,440,076

Pipelines—0.5%
Cheniere Energy Partners L.P. 4.500%, 10/01/29 (144A)	10,000	10,244
DCP Midstream Operating L.P.
3.875%, 03/15/23	20,000	20,225
4.950%, 04/01/22	26,000	26,845
5.600%, 04/01/44	50,000	46,750
Enbridge, Inc. 4.530%, 03/09/20 (CAD)	325,000	247,590
Energy Transfer Operating L.P.
4.200%, 09/15/23	70,000	73,644
4.500%, 04/15/24	235,000	250,410
5.250%, 04/15/29	305,000	344,063
5.500%, 06/01/27	120,000	135,534
5.950%, 10/01/43	20,000	22,623
6.250%, 04/15/49	65,000	78,920
Enterprise Products Operating LLC 3.125%, 07/31/29	345,000	352,832
EQM Midstream Partners L.P.
4.125%, 12/01/26	247,000	229,814
4.750%, 07/15/23	40,000	40,151
5.500%, 07/15/28	270,000	270,088
MPLX L.P.
3.002%, 3M LIBOR + 0.900%, 09/09/21 (f)	70,000	70,232
4.250%, 12/01/27 (144A)	285,000	302,261
4.700%, 04/15/48	210,000	219,355
5.200%, 03/01/47	65,000	71,846

Pipelines—(Continued)
MPLX L.P.
5.200%, 12/01/47 (144A)	75,000	82,092
6.250%, 10/15/22 (144A)	41,000	42,028
ONEOK, Inc. 3.400%, 09/01/29	190,000	188,038
Phillips 66 Partners L.P.
2.450%, 12/15/24	290,000	288,854
3.150%, 12/15/29	140,000	137,770
Sabine Pass Liquefaction LLC
4.200%, 03/15/28	145,000	153,723
5.625%, 03/01/25	85,000	95,524
Sunoco Logistics Partners Operations L.P.
4.000%, 10/01/27	220,000	227,751
5.300%, 04/01/44	35,000	36,854
5.350%, 05/15/45	35,000	37,527
Texas Eastern Transmission L.P.
2.800%, 10/15/22 (144A)	120,000	121,071
3.500%, 01/15/28 (144A)	100,000	104,006
TransCanada PipeLines, Ltd.
4.625%, 03/01/34	415,000	471,206
4.750%, 05/15/38	130,000	148,502
6.100%, 06/01/40	40,000	51,743
Valero Energy Partners L.P. 4.500%, 03/15/28	425,000	464,528
Western Midstream Operating L.P.
4.500%, 03/01/28	485,000	467,604
4.750%, 08/15/28	260,000	255,948
5.500%, 08/15/48	25,000	22,183
Williams Partners L.P. 5.100%, 09/15/45	255,000	279,355

		6,489,734

Real Estate Investment Trusts—0.2%
Equinix, Inc. 5.875%, 01/15/26	135,000	143,628
GLP Capital L.P. / GLP Financing II, Inc.
5.300%, 01/15/29	290,000	319,641
5.375%, 04/15/26	60,000	66,075
HCP, Inc. 3.250%, 07/15/26	165,000	169,735
SBA Tower Trust 2.836%, 01/15/25 (144A)	545,000	545,725
3.168%, 04/09/47 (144A)	995,000	1,004,635

		2,249,439

Retail—0.1%
Alimentation Couche-Tard, Inc. 3.319%, 11/01/19 (CAD)	270,000	203,954
Dollar Tree, Inc. 3.003%, 3M LIBOR + 0.700%, 04/17/20 (f)	90,000	90,016
Lowe’s Cos., Inc.
3.375%, 09/15/25	700,000	735,073
3.700%, 04/15/46	60,000	60,345
McDonald’s Corp. 3.350%, 04/01/23	330,000	344,435

BHFTII-117

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Nissan Canada, Inc. 1.584%, 10/07/19 (CAD)	100,000	$75,469
Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.875%, 03/01/27	75,000	76,651

		1,585,943

Semiconductors—0.3%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.875%, 01/15/27	1,040,000	1,045,376
Broadcom, Inc. 4.750%, 04/15/29 (144A) (b)	435,000	459,789
Entegris, Inc. 4.625%, 02/10/26 (144A)	75,000	77,625
Intel Corp. 4.100%, 05/19/46	185,000	215,365
Microchip Technology, Inc. 4.333%, 06/01/23	355,000	372,772
Micron Technology, Inc. 4.975%, 02/06/26	565,000	608,592
NXP B.V. / NXP Funding LLC 4.875%, 03/01/24 (144A)	645,000	699,467
Qorvo, Inc. 5.500%, 07/15/26	60,000	63,375

		3,542,361

Software—0.1%
CDK Global, Inc. 5.875%, 06/15/26	5,000	5,319
Fidelity National Information Services, Inc. 4.250%, 05/15/28	115,000	128,320
Fiserv, Inc. 3.200%, 07/01/26	390,000	404,038
Microsoft Corp.
3.700%, 08/08/46	195,000	223,491
3.950%, 08/08/56	290,000	342,953
MSCI, Inc.
5.250%, 11/15/24 (144A)	75,000	77,437
5.750%, 08/15/25 (144A)	65,000	68,169
Open Text Corp. 5.875%, 06/01/26 (144A)	115,000	122,785
Oracle Corp. 4.000%, 11/15/47	180,000	202,262

		1,574,774

Telecommunications—0.7%
AT&T, Inc.
2.888%, 3M LIBOR + 0.750%, 06/01/21 (f)	185,000	185,888
2.950%, 07/15/26	70,000	71,002
2.953%, 3M LIBOR + 0.650%, 01/15/20 (f)	155,000	155,229
3.800%, 02/15/27	490,000	519,215
3.875%, 01/15/26	70,000	74,261
4.300%, 02/15/30	676,000	743,974

Telecommunications—(Continued)
AT&T, Inc.
4.350%, 03/01/29	470,000	519,413
4.350%, 06/15/45	105,000	110,774
5.150%, 03/15/42	164,000	188,639
Nokia Oyj 6.625%, 05/15/39	110,000	129,250
Sprint Corp. 7.125%, 06/15/24	100,000	107,780
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.152%, 03/20/28 (144A)	540,000	585,900
Telecom Italia Capital S.A.
6.000%, 09/30/34	45,000	47,925
7.721%, 06/04/38	50,000	60,500
Telefonica Celular del Paraguay S.A. 5.875%, 04/15/27 (144A)	530,000	566,437
Telefonica Emisiones S.A.U.
4.665%, 03/06/38	150,000	165,059
4.895%, 03/06/48	335,000	374,517
5.520%, 03/01/49	270,000	329,064
Verizon Communications, Inc.
2.700%, 3M LIBOR + 0.550%, 05/22/20 (b) (f)	155,000	155,417
3.875%, 02/08/29	215,000	236,122
4.016%, 12/03/29	610,000	678,199
4.400%, 11/01/34	535,000	609,843
4.500%, 08/10/33	775,000	901,843
5.012%, 08/21/54	195,000	245,615
5.250%, 03/16/37	210,000	261,004
Vodafone Group plc 4.250%, 09/17/50	170,000	173,281

		8,196,151

Transportation—0.1%
CSX Corp.
2.400%, 02/15/30	240,000	234,553
3.250%, 06/01/27	315,000	330,817
3.350%, 09/15/49	95,000	92,879
Union Pacific Corp. 4.375%, 09/10/38	660,000	761,768

		1,420,017

Trucking & Leasing—0.1%
DAE Funding LLC
4.500%, 08/01/22 (144A)	15,000	15,225
5.000%, 08/01/24 (144A)	15,000	15,638
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.450%, 07/01/24 (144A)	510,000	530,326

		561,189

Water—0.0%
American Water Capital Corp. 4.150%, 06/01/49	205,000	235,650

Total Corporate Bonds & Notes (Cost $143,026,043)		148,758,097

BHFTII-118

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Mortgage-Backed Securities—5.2%

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—3.5%
Adjustable Rate Mortgage Trust
2.518%, 1M LIBOR + 0.500%, 01/25/36 (f)	151,821	$143,875
2.558%, 1M LIBOR + 0.540%, 11/25/35 (f)	138,879	138,640
Angel Oak Mortgage Trust LLC
2.930%, 05/25/59 (144A) (f)	1,581,833	1,592,123
3.628%, 03/25/49 (144A) (f)	377,681	382,958
3.920%, 11/25/48 (144A) (f)	1,233,733	1,253,021
Arroyo Mortgage Trust 3.347%, 04/25/49 (144A) (f)	1,569,223	1,592,753
Bear Stearns Adjustable Rate Mortgage Trust 4.276%, 07/25/36 (f)	283,482	267,985
Bear Stearns ALT-A Trust 2.498%, 1M LIBOR + 0.480%, 02/25/36 (f)	586,354	586,579
Bear Stearns Mortgage Funding Trust
2.198%, 1M LIBOR + 0.180%, 10/25/36 (f)	172,443	165,110
2.218%, 1M LIBOR + 0.200%, 02/25/37 (f)	540,757	579,703
Bellemeade Re, Ltd. 3.118%, 1M LIBOR + 1.100%, 07/25/29 (144A) (f)	410,000	410,175
CIM Trust 3.000%, 04/25/57 (144A) (f)	1,057,213	1,060,698
Citigroup Mortgage Loan Trust 2.720%, 07/25/49 (144A) (f)	465,324	464,633
COLT Funding LLC
2.579%, 11/25/49 (144A) (f)	980,000	979,993
3.705%, 03/25/49 (144A) (f)	430,636	436,691
COLT Mortgage Loan Trust 3.337%, 05/25/49 (144A) (f)	737,643	750,324
Countrywide Alternative Loan Trust
2.468%, 1M LIBOR + 0.450%, 04/25/35 (f)	222,271	202,076
2.558%, 1M LIBOR + 0.540%, 01/25/36 (f)	119,730	117,425
2.818%, 1M LIBOR + 0.800%, 12/25/35 (f)	151,670	132,633
3.796%, 12M MTA + 1.350%, 08/25/35 (f)	271,736	247,042
5.500%, 11/25/35	594,758	504,237
Countrywide Home Loan Mortgage Pass-Through Trust
2.218%, 1M LIBOR + 0.200%, 04/25/46 (f)	294,481	260,633
2.698%, 1M LIBOR + 0.680%, 02/25/35 (f)	119,201	115,458
3.864%, 09/25/47 (f)	379,811	360,918
4.149%, 06/20/35 (f)	14,441	14,777
Credit Suisse Mortgage Capital Certificates Trust 3.250%, 04/25/47 (144A) (f)	496,114	498,340
Deephaven Residential Mortgage Trust
2.453%, 06/25/47 (144A) (f)	179,676	179,094
2.964%, 07/25/59 (144A) (f)	1,621,533	1,628,711
3.558%, 04/25/59 (144A) (f)	748,849	755,566
3.789%, 08/25/58 (144A) (f)	939,772	944,035
Deutsche ALT-A Securities Mortgage Loan Trust 2.168%, 1M LIBOR + 0.150%, 12/25/36 (f)	347,861	311,535
GreenPoint Mortgage Funding Trust 3.846%, 12M MTA + 1.400%, 10/25/45 (f)	206,316	178,111
GSR Mortgage Loan Trust
2.318%, 1M LIBOR + 0.300%, 01/25/37 (f)	658,614	286,936
4.385%, 01/25/36 (f)	397,794	403,005
6.000%, 07/25/37	231,898	204,372
Home Re, Ltd. 4.030%, 1M LIBOR + 1.600%, 10/25/28 (144A) (f)	598,060	598,394

Collateralized Mortgage Obligations—(Continued)
Homeward Opportunities Fund I Trust 2.702%, 09/25/59 (144A) (f)	597,050	596,269
IndyMac INDX Mortgage Loan Trust 3.891%, 10/25/35 (f)	34,735	33,119
JPMorgan Mortgage Trust 4.191%, 05/25/36 (f)	27,419	27,245
Legacy Mortgage Asset Trust 3.000%, 06/25/59 (144A) (o)	843,409	844,089
LSTAR Securities Investment Trust 3.589%, 1M LIBOR + 1.500%, 04/01/24 (144A) (f)	174,738	174,752
LSTAR Securities Investment, Ltd.
3.589%, 1M LIBOR + 1.500%, 04/01/24 (144A) (f)	504,468	505,537
3.589%, 1M LIBOR + 1.500%, 05/01/24 (144A) (f)	1,135,033	1,139,153
3.789%, 1M LIBOR + 1.700%, 03/01/24 (144A) (f)	560,432	562,175
MASTR Adjustable Rate Mortgages Trust
3.709%, 09/25/33 (f)	65,034	65,400
4.734%, 11/21/34 (f)	83,652	85,903
Metlife Securitization Trust
3.750%, 03/25/57 (144A) (f)	777,842	811,693
MFA Trust 2.588%, 02/25/57 (144A) (f)	238,521	237,000
Morgan Stanley Mortgage Loan Trust 4.194%, 05/25/36 (f)	192,525	140,759
New Residential Mortgage Loan Trust
2.492%, 09/25/59 (144A) (f)	515,000	515,028
2.768%, 1M LIBOR + 0.750%, 01/25/48 (144A) (f)	1,225,169	1,221,532
3.750%, 11/26/35 (144A) (f)	767,971	792,886
4.000%, 02/25/57 (144A) (f)	1,349,798	1,401,867
4.000%, 03/25/57 (144A) (f)	1,375,919	1,432,994
4.000%, 04/25/57 (144A) (f)	1,098,135	1,137,775
4.000%, 05/25/57 (144A) (f)	882,590	920,598
4.000%, 09/25/57 (144A) (f)	1,083,574	1,114,829
Oaktown Re III, Ltd. 3.418%, 1M LIBOR + 1.400%, 07/25/29 (144A) (f)	1,215,000	1,216,974
Radnor RE, Ltd. 3.218%, 1M LIBOR + 1.200%, 06/25/29 (144A) (f)	975,126	974,462
Residential Accredit Loans, Inc. Trust
2.318%, 1M LIBOR + 0.300%, 04/25/36 (f)	574,081	553,331
6.000%, 12/25/35	235,113	231,258
RFMSI Trust 4.232%, 08/25/35 (f)	84,751	61,982
Seasoned Credit Risk Transfer Trust
3.500%, 11/25/57	476,149	512,437
3.500%, 03/25/58	1,340,965	1,410,115
3.500%, 07/25/58	1,297,710	1,394,587
3.500%, 08/25/58	253,926	273,873
3.500%, 10/25/58	1,414,045	1,491,215
Structured Adjustable Rate Mortgage Loan Trust 0.490%, 09/25/34 (f)	57,286	54,884
Verus Securitization Trust 3.211%, 04/25/59 (144A) (f)	765,766	769,962
WaMu Mortgage Pass-Through Certificates Trust
3.326%, 12M MTA + 0.880%, 10/25/46 (f)	213,746	202,574
3.730%, 06/25/37 (f)	124,479	118,332

BHFTII-119

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Washington Mutual Mortgage Pass-Through Certificates 2.618%, 1M LIBOR + 0.600%, 07/25/36 (f)	100,222	$66,998
Wells Fargo Mortgage-Backed Securities Trust
4.496%, 10/25/36 (f)	143,872	143,992
4.853%, 09/25/36 (f)	110,934	112,529
4.904%, 10/25/35 (f)	1,339,791	1,375,759

		43,474,426

Commercial Mortgage-Backed Securities—1.7%
BANK
0.842%, 09/15/61 (f) (g)	4,500,000	312,394
0.880%, 11/15/50 (f) (g)	8,268,362	419,408
0.955%, 11/15/54 (f) (g)	990,219	53,323
1.052%, 05/15/62 (f) (g)	2,921,390	212,669
Benchmark Mortgage Trust
0.662%, 01/15/51 (f) (g)	2,484,187	87,480
0.692%, 07/15/51 (f) (g)	4,454,428	159,199
1.207%, 08/15/52 (f) (g)	2,054,552	157,763
CAMB Commercial Mortgage Trust 4.578%, 1M LIBOR + 2.550%, 12/15/37 (144A) (f)	665,000	670,390
Citigroup Commercial Mortgage Trust
1.105%, 07/10/47 (f) (g)	3,767,812	154,565
1.241%, 04/10/48 (f) (g)	4,788,898	205,515
Commercial Mortgage Pass-Through Certificates Mortgage Trust
0.765%, 02/10/47 (f) (g)	2,847,351	65,187
0.827%, 08/10/46 (f) (g)	875,600	20,484
1.912%, 10/15/45 (f) (g)	352,182	14,075
2.540%, 12/10/45	250,000	252,875
2.853%, 10/15/45	178,907	181,085
3.101%, 03/10/46	145,000	148,853
3.213%, 03/10/46	219,077	225,999
3.424%, 03/10/31 (144A)	1,065,000	1,112,753
3.612%, 06/10/46 (f)	260,000	272,159
3.796%, 08/10/47	225,000	240,819
3.961%, 03/10/47	235,125	250,859
4.074%, 02/10/47 (f)	115,000	124,189
4.205%, 08/10/46	100,035	107,153
4.210%, 08/10/46 (f)	175,000	188,335
4.236%, 02/10/47 (f)	190,000	204,962
4.720%, 10/15/45 (144A) (f)	210,000	10,500
4.750%, 10/15/45 (144A) (f)	355,000	208,946
Credit Suisse First Boston Mortgage Securities Corp. 4.877%, 04/15/37	1,982	1,926
CSAIL Commercial Mortgage Trust
0.916%, 06/15/57 (f) (g)	12,345,232	430,867
1.156%, 11/15/48 (f) (g)	1,126,152	46,335
1.941%, 01/15/49 (f) (g)	2,367,361	190,427
GS Mortgage Securities Corp. Trust 2.954%, 11/05/34 (144A)	1,200,000	1,228,867
GS Mortgage Securities Trust
0.113%, 07/10/46 (f) (g)	11,012,034	33,187
1.499%, 08/10/44 (144A) (f) (g)	976,977	17,257
3.674%, 04/10/47 (144A)	235,000	83,469
5.131%, 04/10/47 (144A) (f)	465,000	419,774

Commercial Mortgage-Backed Securities—(Continued)
JPMBB Commercial Mortgage Securities Trust
0.813%, 09/15/47 (f) (g)	3,619,472	89,441
3.363%, 07/15/45	357,842	371,286
JPMorgan Chase Commercial Mortgage Securities Trust
2.733%, 10/15/45 (144A) (f)	400,000	263,873
4.547%, 12/15/47 (144A) (f)	130,000	122,809
Morgan Stanley Bank of America Merrill Lynch Trust
1.164%, 12/15/47 (f) (g)	2,098,661	86,427
1.177%, 10/15/48 (f) (g)	861,976	42,217
2.918%, 02/15/46	130,000	132,766
3.134%, 12/15/48	480,000	493,387
3.176%, 08/15/45	245,000	250,906
3.766%, 11/15/46	180,000	190,048
4.259%, 10/15/46 (f)	115,000	123,459
Morgan Stanley Capital Trust
1.597%, 06/15/50 (f) (g)	1,700,684	130,230
3.912%, 09/09/32 (144A)	1,140,000	1,221,215
5.293%, 07/15/49 (144A) (f)	265,000	241,998
5.769%, 10/12/52 (144A) (f)	12,137	2,433
MTRO Commercial Mortgage Trust 3.828%, 1M LIBOR + 1.800%, 12/15/33 (144A) (f)	565,000	565,354
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (f)	150,000	161,559
UBS Commercial Mortgage Trust 1.237%, 08/15/50 (f) (g)	981,487	64,607
UBS-Barclays Commercial Mortgage Trust
1.671%, 02/15/50 (f) (g)	5,661,694	485,939
2.850%, 12/10/45	325,000	331,340
2.878%, 1M LIBOR + 0.850%, 08/15/36 (144A) (f)	1,802,000	1,800,868
3.091%, 08/10/49	645,000	658,699
3.185%, 03/10/46	240,000	246,721
3.244%, 04/10/46	300,119	309,528
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,105,000	1,130,637
Wells Fargo Commercial Mortgage Trust
1.274%, 05/15/48 (f) (g)	3,796,882	154,007
1.280%, 09/15/57 (f) (g)	8,216,359	313,270
2.918%, 10/15/45	306,534	312,815
4.235%, 05/15/48 (f)	80,000	81,993
WF-RBS Commercial Mortgage Trust
1.396%, 03/15/47 (f) (g)	1,830,351	75,603
2.870%, 11/15/45	349,099	356,193
2.875%, 12/15/45	175,000	178,490
3.016%, 11/15/47 (144A)	550,000	292,127
3.071%, 03/15/45	185,000	189,983
3.345%, 05/15/45	100,000	103,481
3.723%, 05/15/47	190,000	200,319
3.995%, 05/15/47	160,281	172,152
4.045%, 03/15/47	40,000	42,891
4.101%, 03/15/47	335,000	360,638
5.000%, 06/15/44 (144A) (f)	105,000	86,586
5.768%, 04/15/45 (144A) (f)	255,000	269,799

		21,222,142

Total Mortgage-Backed Securities (Cost $65,409,569)		64,696,568

BHFTII-120

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Asset-Backed Securities—4.1%

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—0.2%
AmeriCredit Automobile Receivables Trust 2.580%, 09/18/25	535,000	$535,554
CIG Auto Receivables Trust 2.710%, 05/15/23 (144A)	70,540	70,613
Credit Acceptance Auto Loan Trust 2.650%, 06/15/26 (144A)	545,000	546,471
Drive Auto Receivables Trust 2.700%, 02/16/27	465,000	465,108
Skopos Auto Receivables Trust 3.190%, 09/15/21 (144A)	105,104	105,162
Westlake Automobile Receivables Trust 3.280%, 12/15/22 (144A)	1,015,000	1,023,141

		2,746,049

Asset-Backed - Home Equity—0.2%
GSAA Home Equity Trust
2.068%, 1M LIBOR + 0.050%, 12/25/46 (f)	78,030	51,300
2.118%, 1M LIBOR + 0.100%, 03/25/37 (f)	853,680	398,888
2.258%, 1M LIBOR + 0.240%, 11/25/36 (f)	241,360	130,335
2.318%, 1M LIBOR + 0.300%, 03/25/36 (f)	837,520	587,997
5.985%, 06/25/36 (f)	532,308	238,808
Morgan Stanley ABS Capital I, Inc. Trust 2.168%, 1M LIBOR + 0.150%, 06/25/36 (f)	11,996	10,277
Renaissance Home Equity Loan Trust 6.120%, 11/25/36 (o)	249,543	143,836
Soundview Home Loan Trust 2.268%, 1M LIBOR + 0.250%, 11/25/36 (f)	485,000	453,424

		2,014,865

Asset-Backed - Other—3.7%
Apex Credit CLO, Ltd. 3.753%, 3M LIBOR + 1.470%, 04/24/29 (144A) (f)	1,315,000	1,314,745
Apidos CLO 3.283%, 3M LIBOR + 0.980%, 01/19/25 (144A) (f)	84,782	84,768
Avant Loans Funding Trust 3.420%, 01/18/22 (144A)	421,351	422,634
Avery Point CLO, Ltd.
3.376%, 3M LIBOR + 1.100%, 04/25/26 (144A) (f)	792,127	792,174
3.420%, 3M LIBOR + 1.120%, 01/18/25 (144A) (f)	396,429	396,428
Babson CLO, Ltd. 3.428%, 3M LIBOR + 1.150%, 07/20/25 (144A) (f)	174,869	174,900
Bayview Opportunity Master Fund Trust
3.500%, 01/28/55 (144A) (f)	505,826	513,994
3.500%, 06/28/57 (144A) (f)	595,350	605,439
3.500%, 07/28/57 (144A) (f)	1,151,957	1,173,540
3.500%, 10/28/57 (144A) (f)	1,087,617	1,108,872
3.500%, 01/28/58 (144A) (f)	780,629	793,286
4.000%, 11/28/53 (144A) (f)	450,517	463,175
4.000%, 10/28/64 (144A) (f)	867,638	892,753
Benefit Street Partners CLO, Ltd.
3.100%, 3M LIBOR + 0.800%, 10/18/29 (144A) (f)	31,250	31,234
3.553%, 3M LIBOR + 1.250%, 07/15/29 (144A) (f)	320,000	320,652
Carlyle Global Market Strategies CLO, Ltd. 3.036%, 3M LIBOR + 0.780%, 04/27/27 (144A) (f)	1,385,690	1,384,766

Asset-Backed - Other—(Continued)
CIFC Funding, Ltd. 3.172%, 3M LIBOR + 0.850%, 07/16/30 (144A) (f)	137,683	137,692
Cirrus Funding, Ltd. 4.800%, 01/25/37 (144A)	940,000	985,796
CLUB Credit Trust 2.610%, 01/15/24 (144A)	104,620	104,648
Domino’s Pizza Master Issuer LLC 4.116%, 07/25/48 (144A)	691,250	717,600
Dryden Senior Loan Fund 3.103%, 3M LIBOR + 0.800%, 07/15/30 (144A) (f)	274,000	273,863
Finance America Mortgage Loan Trust 3.068%, 1M LIBOR + 1.050%, 09/25/33 (f)	66,716	65,893
Fremont Home Loan Trust 3.068%, 1M LIBOR + 1.050%, 12/25/33 (f)	64,131	63,584
GMACM Home Equity Loan Trust 2.518%, 1M LIBOR + 0.500%, 10/25/34 (144A) (f)	30,345	29,529
Knollwood CDO, Ltd. 5.503%, 3M LIBOR + 3.200%, 01/10/39 (144A) (f)	689,348	69
LCM, Ltd. 3.318%, 3M LIBOR + 1.040%, 10/20/27 (144A) (f)	1,075,000	1,075,000
Legacy Mortgage Asset Trust 4.000%, 03/25/58 (144A) (o)	1,544,590	1,556,556
Madison Park Funding, Ltd. 3.538%, 3M LIBOR + 1.260%, 07/20/26 (144A) (f)	878,898	879,825
MFRA Trust 3.352%, 11/25/47 (144A) (o)	1,310,824	1,317,199
Mill City Mortgage Loan Trust
3.500%, 08/25/58 (144A) (f)	913,618	938,587
3.500%, 04/25/66 (144A) (f)	1,630,000	1,668,537
New Residential Mortgage LLC 3.790%, 07/25/54 (144A)	1,213,306	1,233,569
NRZ Excess Spread-Collateralized Notes
3.193%, 01/25/23 (144A)	784,299	788,117
3.265%, 02/25/23 (144A)	491,823	495,269
Oak Hill Advisors Residential Loan Trust 3.000%, 06/25/57 (144A) (o)	32,247	32,246
OCP CLO, Ltd. 3.153%, 3M LIBOR + 0.850%, 04/17/27 (144A) (f)	1,127,663	1,127,494
OneMain Financial Issuance Trust 2.370%, 09/14/32 (144A)	1,648,000	1,646,733
OZLM, Ltd.
3.313%, 3M LIBOR + 1.010%, 07/17/29 (144A) (f)	335,000	333,087
3.316%, 3M LIBOR + 1.050%, 04/30/27 (144A) (f)	1,360,000	1,359,062
Pretium Mortgage Credit Partners LLC
3.105%, 07/27/59 (144A) (o)	1,180,000	1,180,794
3.721%, 01/25/59 (144A) (o)	679,266	677,807
PRPM LLC 4.000%, 08/25/23 (144A) (f)	798,715	802,797
Regional Management Issuance Trust 3.830%, 07/15/27 (144A)	950,000	955,566
Seneca Park CLO, Ltd. 3.423%, 3M LIBOR + 1.120%, 07/17/26 (144A) (f)	578,658	579,526
SoFi Consumer Loan Program LLC
2.500%, 05/26/26 (144A)	178,682	178,903
2.770%, 05/25/26 (144A)	90,099	90,373

BHFTII-121

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
SoFi Consumer Loan Program LLC
3.090%, 10/27/25 (144A)	121,562	$121,877
3.280%, 01/26/26 (144A)	135,028	135,968
Sound Point CLO, Ltd. 3.168%, 3M LIBOR + 0.890%, 01/20/28 (144A) (f)	1,440,000	1,434,404
Springleaf Funding Trust
2.680%, 07/15/30 (144A)	1,705,000	1,708,998
2.900%, 11/15/29 (144A)	434,803	434,869
SPS Servicer Advance Receivables Trust
2.750%, 11/15/49 (144A)	874,286	873,825
3.620%, 10/17/50 (144A)	252,000	255,472
Symphony CLO, Ltd. 3.583%, 3M LIBOR + 1.280%, 07/14/26 (144A) (f)	1,077,479	1,073,373
Towd Point Mortgage Trust
2.618%, 1M LIBOR + 0.600%, 02/25/57 (144A) (f)	838,935	835,709
2.750%, 02/25/55 (144A) (f)	119,281	119,470
2.750%, 08/25/55 (144A) (f)	493,879	495,820
2.750%, 04/25/57 (144A) (f)	360,549	363,284
2.750%, 06/25/57 (144A) (f)	1,039,215	1,047,231
3.000%, 03/25/54 (144A) (f)	26,482	26,554
VOLT LXII 3.125%, 09/25/47 (144A) (o)	190,055	190,160
VOLT LXIV LLC 3.375%, 10/25/47 (144A) (o)	648,286	649,276
VOLT LXVII LLC 3.228%, 10/25/49 (144A) (o)	1,200,000	1,200,776
VOLT LXX LLC 4.115%, 09/25/48 (144A) (o)	656,416	658,319
VOLT LXXI LLC 3.967%, 09/25/48 (144A) (o)	276,233	277,563
Voya CLO, Ltd. 3.200%, 3M LIBOR + 0.900%, 01/18/29 (144A) (f)	1,610,000	1,607,323
Wendys Funding LLC 3.884%, 03/15/48 (144A)	427,388	439,572
Wingstop Funding LLC 4.970%, 12/05/48 (144A)	402,975	418,473

		46,137,397

Total Asset-Backed Securities (Cost $51,424,381)		50,898,311

Floating Rate Loans (p)—1.0%

Aerospace/Defense—0.0%
TransDigm, Inc. Term Loan E, 4.544%, 1M LIBOR + 2.500%, 05/30/25	148,741	148,404

Airlines—0.0%
WestJet Airlines, Ltd. Term Loan B, 08/06/26 (q)	100,000	100,866

Auto Manufacturers—0.0%
Navistar International Corp. 1st Lien Term Loan B, 5.530%, 1M LIBOR + 3.500%, 11/06/24	98,500	98,345

Auto Parts & Equipment—0.0%
Adient U.S. LLC Term Loan B, 6.459%, 3M LIBOR + 4.250%, 05/06/24	99,750	98,462
Panther BF Aggregator 2 L.P.
Term Loan B, 04/30/26 (EUR) (q)	150,000	164,433
Term Loan B, 5.544%, 1M LIBOR + 3.500%, 04/30/26	115,000	114,377

		377,272

Building Materials—0.0%
NCI Building Systems, Inc. Term Loan, 5.789%, 1M LIBOR + 3.750%, 04/12/25	98,750	96,816
Quikrete Holdings, Inc. 1st Lien Term Loan, 4.794%, 1M LIBOR + 2.750%, 11/15/23	125,000	124,623

		221,439

Chemicals—0.0%
Univar, Inc. Term Loan B, 4.294%, 1M LIBOR + 2.250%, 07/01/24	75,001	75,316

Commercial Services—0.2%
Acosta Holdco, Inc. Term Loan, 7.250%, 1M LIBOR + 2.250%, 09/26/21	151,698	48,695
Allied Universal Holdco LLC
Delayed Draw Term Loan, 2.125%, 3M LIBOR + 4.250%, 07/10/26 (r)	10,237	10,265
Term Loan B, 6.507%, 6M LIBOR + 4.250%, 07/10/26	103,399	103,679
APX Group, Inc. Term Loan B, 7.044%, 1M LIBOR + 5.000%, 04/01/24	99,000	97,267
BrightView Landscapes LLC 1st Lien Term Loan B, 4.938%, 1M LIBOR + 2.500%, 08/15/25	215,230	216,306
Dun & Bradstreet Corp. (The) Term Loan, 7.054%, 1M LIBOR + 5.000%, 02/06/26	200,000	201,562
Financial & Risk U.S. Holdings, Inc.
Term Loan, 5.794%, 1M LIBOR + 3.750%, 10/01/25	104,213	104,905
Jaguar Holding Co. II Term Loan, 4.544%, 1M LIBOR + 2.500%,, 08/18/22	128,984	129,258
Nets Holding A/S Term Loan B1E, 3.250%, 3M EURIBOR + 3.250%, 02/06/25 (EUR)	88,194	95,611
PSAV Holdings LLC 1st Lien Term Loan, 5.350%, 1M LIBOR + 3.250%, 03/01/25	172,560	168,030
Sunshine Luxembourg ViII S.a.r.l 1st Lien Term Loan, 10/01/26 (q)	130,000	130,711
Techem Verwaltungsgesellschaft 675 mbH Term Loan B3, 3.500%, 3M EURIBOR + 3.500%, 07/31/25 (EUR)	98,575	108,593
WEX, Inc. Term Loan B3, 4.294%, 1M LIBOR + 2.500%, 05/15/26	406,408	409,151

		1,824,033

BHFTII-122

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Floating Rate Loans (p)—(Continued)

Security Description	Principal Amount*	Value

Computers—0.0%
Tempo Acquisition LLC Term Loan, 5.044%, 1M LIBOR + 3.000%, 05/01/24	205,275	$206,147

Cosmetics/Personal Care—0.0%
Coty, Inc. Term Loan B, 4.292%, 1M LIBOR + 2.500%, 04/07/25	187,403	182,132
Revlon Consumer Products Corp. Term Loan B, 5.624%, 3M LIBOR + 3.500%, 09/07/23	138,417	106,538

		288,670

Diversified Consumer Services—0.0%
Weight Watchers International, Inc. Term Loan B, 6.860%, 3M LIBOR + 4.750%, 11/29/24	92,635	93,039

Diversified Financial Services—0.0%
AlixPartners LLP Term Loan B, 4.794%, 1M LIBOR + 2.750%, 04/04/24	175,500	175,923
Victory Capital Holdings, Inc. Term Loan B, 5.569%, 3M LIBOR + 3.250%, 07/01/26	94,273	94,818

		270,741

Electric—0.0%
UGI Energy Services, LLC Term Loan B, 5.794%, 1M LIBOR + 3.750%, 08/13/26	149,625	150,934

Energy Equipment & Services—0.0%
Seadrill Partners Finco LLC Term Loan B, 8.104%, 3M LIBOR + 6.000%, 02/21/21	102,957	58,274

Entertainment—0.0%
Golden Entertainment, Inc. 1st Lien Term Loan, 5.060%, 1M LIBOR + 3.000%, 10/21/24	164,050	164,764

Food—0.0%
Hostess Brands LLC Term Loan, 4.294%, 1M LIBOR + 2.250%, 08/03/22	106,992	107,051
Post Holdings, Inc. Incremental Term Loan, 4.040%, 1M LIBOR + 2.000%, 05/24/24	98,213	98,604
U.S. Foods, Inc. Term Loan B, 09/13/26 (q)	125,000	125,654

		331,309

Healthcare-Products—0.0%
Lifescan Global Corp. 1st Lien Term Loan, 8.660%, 3M LIBOR + 6.000%, 10/01/24	94,750	85,749

Healthcare-Services—0.0%
Envision Healthcare Corp. 1st Lien Term Loan, 5.794%, 1M LIBOR + 3.750%, 10/10/25	114,138	93,402

Healthcare-Services—(Continued)
MPH Acquisition Holdings LLC Term Loan B, 4.854%, 3M LIBOR + 2.750%, 06/07/23	140,576	134,192

		227,594

Insurance—0.1%
Asurion LLC Term Loan B4, 5.044%, 1M LIBOR + 3.000%, 08/04/22	254,108	255,124
Camelot UK Holdco, Ltd. Term Loan, 5.294%, 1M LIBOR + 3.250%, 10/03/23	59,789	60,228
Hub International, Ltd. Term Loan B, 5.267%, 3M LIBOR + 3.000%, 04/25/25	118,500	117,352
Sedgwick Claims Management Services, Inc.
Term Loan B, 09/03/26 (q)	135,000	135,281
Term Loan B, 5.294%, 1M LIBOR + 3.250%, 12/31/25	99,250	97,836
USI, Inc. Term Loan, 5.104%, 3M LIBOR + 3.000%, 05/16/24	102,900	101,271

		767,092

Internet—0.0%
Zayo Group LLC Incremental Term Loan, 4.294%, 1M LIBOR + 2.250%, 01/19/24	75,071	75,321

IT Services—0.0%
Blackhawk Network Holdings, Inc. 1st Lien Term Loan, 5.044%, 1M LIBOR + 3.000%, 06/15/25	197,996	197,666

Leisure Time—0.0%
Aristocrat Technologies, Inc. 1st Lien Term Loan, 4.028%, 3M LIBOR + 1.750%, 10/19/24	83,797	84,183
Delta 2 (LUX) S.a.r.l. Term Loan, 4.544%, 1M LIBOR + 2.500%, 02/01/24	241,686	239,268

		323,451

Life Sciences Tools & Services—0.0%
Syneos Health, Inc. Term Loan B, 4.044%, 1M LIBOR + 2.000%, 08/01/24	53,910	53,969

Lodging—0.0%
Boyd Gaming Corp. Term Loan B3, 4.166%, 1WK LIBOR + 2.250%, 09/15/23	108,790	109,274
Caesars Entertainment Operating Co. Term Loan, 4.044%, 1M LIBOR + 2.000%, 10/06/24	130,533	130,606
Caesars Resort Collection LLC 1st Lien Term Loan B, 4.794%, 1M LIBOR + 2.750%, 12/22/24	109,343	108,767
Crown Finance U.S., Inc. Term Loan, 4.294%, 1M LIBOR + 2.250%, 02/28/25	81,959	81,538

		430,185

BHFTII-123

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Floating Rate Loans (p)—(Continued)

Security Description	Principal Amount*	Value

Machinery—0.0%
Circor International, Inc. 1st Lien Term Loan, 5.539%, 1M LIBOR + 3.500%, 12/11/24	87,458	$87,745

Machinery-Construction & Mining—0.0%
Brookfield WEC Holdings, Inc. 1st Lien Term Loan, 5.544%, 1M LIBOR + 3.500%, 08/01/25	99,250	99,660

Machinery-Diversified—0.0%
Gardner Denver, Inc. Term Loan B, 4.794%, 1M LIBOR + 2.750%, 07/30/24	174,469	175,193

Media—0.1%
Altice France S.A. Term Loan B12, 5.715%, 1M LIBOR + 3.690%, 01/31/26	98,250	97,710
Clear Channel Outdoor Holdings, Inc. Term Loan B, 08/21/26	140,000	140,600
Gray Television, Inc. Term Loan C, 4.832%, 3M LIBOR + 2.500%, 01/02/26	99,250	99,773
ION Media Networks, Inc. Term Loan B, 5.063%, 1M LIBOR + 3.000%, 12/18/24	203,917	203,693
Nexstar Broadcasting, Inc. Term Loan B4, 09/18/26 (q)	165,000	166,014
Univision Communications, Inc. Term Loan C5, 4.794%, 1M LIBOR + 2.750%, 03/15/24	142,759	138,986

		846,776

Miscellaneous Manufacturing—0.0%
CTC AcquiCo GmbH Term Loan B1, 2.500%, 3M EURIBOR + 2.500%, 03/07/25 (EUR)	92,993	101,005

Office/Business Equipment—0.0%
Brand Energy & Infrastructure Services, Inc. Term Loan, 6.509%, 3M LIBOR + 4.250%, 06/21/24	146,625	143,509

Oil & Gas—0.1%
California Resources Corp. Term Loan, 12.419%, 1M LIBOR + 10.375%, 12/31/21	130,000	114,454
Fieldwood Energy LLC 1st Lien TL, 7.506%, 3M LIBOR + 5.250%, 04/11/22	249,780	217,153
Foresight Energy LLC 1st Lien Term Loan, 7.874%, 3M LIBOR + 5.750%, 03/28/22	184,254	108,249
Paragon Offshore Finance Co. Term Loan B, 07/18/21 (c) (d)	706	0

		439,856

Packaging & Containers—0.1%
Berry Global, Inc. Term Loan U, 4.549%, 1M LIBOR + 2.500%, 07/01/26	199,500	200,690
Flex Acquisition Co., Inc.
1st Lien Term Loan, 5.319%, 3M LIBOR + 3.000%, 12/29/23	95,561	92,080

Packaging & Containers—(Continued)
Reynolds Group Holdings, Inc. Term Loan, 4.794%, 1M LIBOR + 2.750%, 02/05/23	251,120	251,807

		544,577

Pharmaceuticals—0.1%
Change Healthcare Holdings LLC Term Loan B, 4.544%, 1M LIBOR + 2.500%, 03/01/24	137,023	136,542
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 6.296%, 1M LIBOR + 4.250%, 04/29/24	166,175	151,551
Valeant Pharmaceuticals International, Inc. Term Loan B, 5.039%, 1M LIBOR + 3.000%, 06/02/25	147,828	148,593

		436,686

Real Estate Investment Trusts—0.0%
VICI Properties 1 LLC Term Loan B, 4.046%, 1M LIBOR + 2.000%, 12/20/24	195,455	196,215

Retail—0.1%
Bass Pro Group LLC Term Loan B, 7.044%, 1M LIBOR + 5.000%, 09/25/24	147,000	141,878
Harbor Freight Tools USA, Inc. Term Loan B, 4.544%, 1M LIBOR + 2.500%, 08/18/23	115,739	112,749
J. Crew Group, Inc. Term Loan B, 5.104%, 1M LIBOR + 3.000%, 03/05/21 (c) (d)	303,266	237,275
Neiman Marcus Group, Ltd. LLC Extended Term Loan, 8.057%, 3M LIBOR + 6.000%, 10/25/23	177,339	136,773
Staples, Inc. Term Loan, 7.123%, 3M LIBOR + 5.000%, 04/16/26	128,054	126,373

		755,048

Semiconductors & Semiconductor Equipment—0.0%
Microchip Technology, Inc. Term Loan B, 4.050%, 1M LIBOR + 2.000%, 05/29/25	57,489	57,848

Software—0.1%
Almonde, Inc. 1st Lien Term Loan, 5.696%, 1M LIBOR + 3.500%, 06/13/24	116,381	113,450
DigiCert Holdings, Inc. Term Loan B, 08/31/26 (q)	110,000	109,840
Infor (U.S.), Inc. Term Loan B6, 4.854%, 3M LIBOR + 2.750%, 02/01/22	240,924	241,496
SS&C Technologies, Inc. Term Loan B5, 4.294%, 1M LIBOR + 2.250%, 04/16/25	98,988	99,545
Zelis Healthcare Corp. Term Loan B, 09/26/26 (q)	125,000	123,802

		688,133

Telecommunications—0.1%
CenturyLink, Inc. Term Loan B, 4.794%, 1M LIBOR + 2.750%,, 01/31/25	99,242	98,695

BHFTII-124

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Floating Rate Loans (p)—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
CSC Holdings LLC 1st Lien Term Loan, 4.278%, 1M LIBOR + 2.250%, 07/17/25	105,845	$105,897
Sprint Communications, Inc.
1st Lien Term Loan B, 4.563%, 1M LIBOR + 2.500%, 02/02/24	331,500	329,511
Telenet Financing USD LLC Term Loan AN, 4.278%, 1M LIBOR + 2.250%, 08/15/26	100,000	100,208

		634,311

Transportation—0.0%
Savage Enterprises LLC 1st Lien Term Loan B, 6.040%, 1M LIBOR + 4.000%, 08/01/25	84,568	85,572

Total Floating Rate Loans (Cost $12,336,753)		11,862,714

Foreign Government—0.7%

Banks—0.1%
Banque Centrale de Tunisie International Bonds
6.375%, 07/15/26 (144A) (EUR)	265,000	279,103
6.750%, 10/31/23 (144A) (EUR)	405,000	444,926
Korea Development Bank (The) 2.669%, 3M LIBOR + 0.550%, 03/12/21 (f)	200,000	200,391

		924,420

Sovereign—0.6%
Abu Dhabi Government International Bond 3.125%, 09/30/49 (144A)	605,000	586,094
Argentine Republic Government International Bond 5.250%, 01/15/28 (EUR)	370,000	155,272
Dominican Republic International Bond 6.400%, 06/05/49 (144A)	1,110,000	1,182,161
Egypt Government International Bonds
8.500%, 01/31/47	200,000	211,541
16.100%, 05/07/29 (EGP)	11,590,000	772,860
Export-Import Bank of Korea 2.738%, 3M LIBOR + 0.460%, 10/21/19 (f)	200,000	200,036
Ghana Government International Bond 7.625%, 05/16/29	485,000	484,675
Hungary Government International Bond 6.375%, 03/29/21	160,000	169,776
Italy Buoni Ordinari del Tesoro BOT Zero Coupon, 10/14/19 (EUR)	170,000	185,316
Italy Buoni Poliennali Del Tesoro 1.050%, 12/01/19 (EUR)	100,000	109,231
Italy Certificati di Credito del Tesoro
Zero Coupon, 10/30/19 (EUR)	90,000	98,111
0.969%, 6M EURIBOR + 1.200%, 11/15/19 (EUR) (f)	90,000	98,216
Japan Bank for International Cooperation 2.618%, 3M LIBOR + 0.480%, 06/01/20 (f)	200,000	200,521

Sovereign—(Continued)
Romanian Government International Bonds
3.875%, 10/29/35 (EUR)	180,000	235,429
4.625%, 04/03/49 (144A) (EUR)	277,000	391,434
4.625%, 04/03/49 (EUR)	1,010,000	1,427,252
6.125%, 01/22/44	254,000	331,655
Senegal Government International Bond
6.250%, 05/23/33	485,000	488,128
Uruguay Government International Bond 4.975%, 04/20/55	45,000	52,707

		7,380,415

Total Foreign Government (Cost $8,351,918)		8,304,835

Municipals—0.4%
Chicago Board of Education, General Obligation Unlimited, Build America Bonds
6.138%, 12/01/39	155,000	171,015
6.319%, 11/01/29	345,000	381,825
City of Chicago IL, General Obligation Unlimited 7.375%, 01/01/33	348,000	414,993
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	361,000	498,223
Philadelphia Authority for Industrial Development 6.550%, 10/15/28	1,235,000	1,573,686
State of California General Obligation Unlimited, Build America Bond 7.300%, 10/01/39	360,000	563,458
State of Illinois
4.950%, 06/01/23	768,000	803,935
5.000%, 01/01/23	70,000	73,252
5.563%, 02/01/21	150,000	155,807
5.947%, 04/01/22	220,000	235,831

Total Municipals (Cost $4,625,689)		4,872,025

Short-Term Investments—2.9%

Certificate of Deposit—0.0%
Credit Agricole Corporate and Investment Bank 2.535%, 3M LIBOR + 0.400%, 09/24/20 (f)	125,000	125,180

Commercial Paper—0.2%
C.I.B.C. 1.813%, 01/20/20 (CAD) (s)	50,000	37,528
Electricite de France S.A. 2.008%, 10/07/19 (s)	250,000	249,886
ENEL Finance America LLC
2.334%, 11/12/19 (s)	400,000	398,911
2.369%, 10/17/19 (s)	250,000	249,734
Intesa Sanpaolo Funding LLC 2.550%, 10/24/19 (s)	250,000	249,581
Royal Bank of Canada 1.553%, 10/07/19 (CAD) (s)	415,000	313,133

BHFTII-125

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Toronto-Dominion Bank
Zero Coupon, 11/08/19 (CAD)	210,000	$158,201
1.565%, 10/08/19 (CAD) (s)	160,000	120,720

		1,777,694

Foreign Government—0.9%
Japan Treasury Bills
Zero Coupon, 10/21/19 (JPY)	79,150,000	732,078
Zero Coupon, 11/05/19 (JPY)	210,800,000	1,949,921
Zero Coupon, 11/11/19 (JPY)	247,450,000	2,289,019
Zero Coupon, 11/18/19 (JPY)	155,200,000	1,435,733
Zero Coupon, 11/25/19 (JPY)	176,800,000	1,635,628
Zero Coupon, 12/02/19 (JPY)	155,000,000	1,434,022
Zero Coupon, 12/16/19 (JPY)	55,400,000	512,604
Zero Coupon, 01/08/20 (JPY)	158,450,000	1,466,382
Nova Scotia Treasury Bill 1.139%, 10/03/19 (CAD) (s)	50,000	37,735

		11,493,122

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $22,197,397; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $22,642,895.	22,196,904	22,196,904

Total Short-Term Investments (Cost $35,772,508)		35,592,900

Securities Lending Reinvestments (t)—4.3%

Certificates of Deposit—0.3%
Chiba Bank, Ltd.
2.230%, 11/20/19	1,500,000	1,500,009
2.270%, 10/08/19	1,000,000	1,000,028
Svenska Handelsbanken AB 2.429%, 1M LIBOR + 0.380%, 12/10/19 (f)	1,000,000	1,000,402
Wells Fargo Bank N.A. 2.477%, 3M LIBOR + 0.210%, 10/25/19 (f)	500,000	500,117

		4,000,556

Commercial Paper—0.4%
China Construction Bank Corp. 2.470%, 10/18/19	993,756	998,858
Royal Bank of Canada 2.463%, 3M LIBOR + 0.160%, 01/14/20 (f)	1,000,000	1,000,557
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (f)	2,000,000	2,000,056
Toronto-Dominion Bank 2.417%, 1M LIBOR + 0.350%, 11/05/19 (f)	1,000,000	1,000,149

		4,999,620

Repurchase Agreements—3.5%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $5,000,267; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $1,408,122; collateralized by various Common Stock with an aggregate market value of $1,540,000.	1,400,000	1,400,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $1,006,210; collateralized by various Common Stock with an aggregate market value of $1,100,113.	1,000,000	1,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,300,087; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $1,326,001.	1,300,000	1,300,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,200,080; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $1,224,000.	1,200,000	1,200,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $3,154,000; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $3,216,919.	3,153,842	3,153,842
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $1,500,083; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $1,669,503.	1,500,000	1,500,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $8,003,142; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $8,891,260.	8,000,000	8,000,000
Nomura Securities International, Inc. Repurchase Agreement dated 09/30/19 at 2.350%, due on 10/01/19 with a maturity value of $10,000,653; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.250%, maturity dates ranging from 11/15/19 - 02/15/49, and an aggregate market value of $10,200,000.	10,000,000	10,000,000

BHFTII-126

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (t)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $3,500,192; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $3,888,717.	3,500,000	$3,500,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $2,000,110; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,222,124.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $2,000,778; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,222,124.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $3,501,361; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $3,888,717.	3,500,000	3,500,000

		43,553,842

Time Deposit—0.1%
Shizuoka Bank, Ltd. 2.250%, 10/18/19	1,000,000	1,000,000

Total Securities Lending Reinvestments (Cost $53,552,676)		53,554,018

Total Purchased Options—0.0% (u) (Cost $87,167)		406,594

Total Investments—115.4% (Cost $1,294,876,601)		1,423,831,204
Unfunded Loan Commitments—(0.0)% (Cost $(10,237))		(10,237)
Net Investments—115.4% (Cost $1,294,866,364)		1,423,820,967
Other assets and liabilities (net)—(15.4)%		(190,033,906)

Net Assets—100.0%		$1,233,787,061

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $54,038,445 and the collateral received consisted of cash in the amount of $53,547,599 and non-cash collateral with a value of $1,368,399. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, these securities represent less than 0.05% of net assets.
(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	Interest only security.
(h)	Principal only security.
(i)	All or a portion of the security was pledged as collateral against open OTC swap contracts and open forward foreign currency exchange contracts. As of September 30, 2019, the market value of securities pledged was $936,184.
(j)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2019, the market value of securities pledged was $4,196,719.
(k)	Principal amount of security is adjusted for inflation.
(l)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2019, the market value of securities pledged was $891,881.
(m)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(n)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2019, the market value of restricted securities was $123,352, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(o)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(p)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(q)	This loan will settle after September 30, 2019, at which time the interest rate will be determined.
(r)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(s)	The rate shown represents current yield to maturity.
(t)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(u)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the market value of 144A securities was $117,985,863, which is 9.6% of net assets.

BHFTII-127

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
YPF S.A., 16.500%, 05/09/22	05/04/17	ARS	19,392,845	$1,264,168	$123,352

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Securities	4.500%	TBA	(1,300,000)	$(1,331,637)	$(1,339,089)
Uniform Mortgage-Backed Securities	4.000%	TBA	(3,500,000)	(3,632,891)	(3,634,121)

Totals				$(4,964,528)	$(4,973,210)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	240,000	CBNA	12/18/19	USD	265,877	$(2,732)

Contracts to Deliver
AUD	5,213,000	DBAG	10/31/19	USD	3,521,173	(926)
CAD	410,000	GSI	10/01/19	USD	308,676	(793)
CAD	140,000	UBSA	10/01/19	USD	104,886	(786)
CAD	50,000	GSI	10/03/19	USD	37,961	220
CAD	415,000	CBNA	10/07/19	USD	315,530	2,255
CAD	100,000	SSBT	10/07/19	USD	75,511	23
CAD	160,000	BOM	10/08/19	USD	120,473	(309)
CAD	270,000	BOA	11/01/19	USD	204,864	964
CAD	1,615,000	NWM	11/05/19	USD	1,224,182	4,494
CAD	210,000	BNP	11/08/19	USD	158,237	(367)
CAD	310,000	GSI	12/03/19	USD	235,048	838
CAD	100,000	BNP	12/16/19	USD	75,539	(35)
CAD	50,000	SSBT	01/21/20	USD	37,680	(123)
CAD	325,000	MSIP	03/09/20	USD	247,518	1,764
CAD	235,000	DBAG	05/22/20	USD	177,823	133
CAD	250,000	MSIP	05/22/20	USD	190,495	1,463
CAD	210,000	HSBCU	06/01/20	USD	157,915	(868)
CAD	100,000	CBNA	08/14/20	USD	76,092	498
CAD	480,000	MSIP	08/14/20	USD	361,919	(933)
EUR	75,000	SSBT	10/15/19	USD	84,142	2,315
EUR	95,000	UBSA	10/15/19	USD	106,056	2,409
EUR	90,000	MSIP	10/30/19	USD	103,008	4,705
EUR	2,900,032	CBNA	10/31/19	USD	3,199,156	31,358
EUR	90,000	MSIP	11/15/19	USD	103,123	4,708
EUR	100,000	JPMC	12/02/19	USD	113,733	4,252
EUR	2,881,000	JPMC	12/18/19	USD	3,197,953	39,112
EUR	224,000	MSIP	12/18/19	USD	246,641	1,039
JPY	500,000,000	GSI	10/10/19	USD	4,628,335	1,659
JPY	79,150,000	JPMC	10/21/19	USD	740,841	7,912
JPY	210,800,000	BBP	11/05/19	USD	1,981,052	27,132
JPY	40,000,000	CBNA	11/12/19	USD	379,915	8,985
JPY	207,450,000	JPMC	11/12/19	USD	1,969,693	45,959
JPY	155,200,000	MSIP	11/18/19	USD	1,471,312	31,549
JPY	176,800,000	MSIP	11/25/19	USD	1,687,149	46,267
JPY	155,000,000	JPMC	12/02/19	USD	1,465,412	26,209
JPY	55,400,000	JPMC	12/16/19	USD	515,297	228

BHFTII-128

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	158,450,000	JPMC	01/08/20	USD	1,482,573	$6,354
NZD	3,828,000	JPMC	11/29/19	USD	2,404,941	4,617

Net Unrealized Appreciation						$301,549

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	12/18/19	46	CAD	6,559,600	$21,244
U.S. Treasury Long Bond Futures	12/19/19	38	USD	6,167,875	9,359
U.S. Treasury Note 2 Year Futures	12/31/19	98	USD	21,119,000	(29,468)
U.S. Treasury Note 5 Year Futures	12/31/19	169	USD	20,136,086	(32,458)
U.S. Treasury Ultra Long Bond Futures	12/19/19	7	USD	1,343,344	22,019

Futures Contracts—Short
Euro-Buxl 30 Year Bond Futures	12/06/19	(2)	EUR	(435,000)	11,203
U.S. Treasury Note 10 Year Futures	12/19/19	(55)	USD	(7,167,188)	(101)
U.S. Treasury Ultra Long Bond Futures	12/19/19	(102)	USD	(14,525,438)	130,157

Net Unrealized Appreciation					$131,955

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 30 Year IRS	2.450%	JPMC	3M LIBOR	Pay	08/02/27	665,000	USD	665,000	$—	$161,769	$161,769
Call - OTC - 30 Year IRS	2.450%	BBP	3M LIBOR	Pay	08/02/27	365,000	USD	365,000	—	88,791	88,791
Call - OTC - 30 Year IRS	1.850%	DBAG	3M LIBOR	Pay	09/20/29	245,000	USD	245,000	40,058	37,026	(3,032)
Put - OTC - 30 Year IRS	2.450%	JPMC	3M LIBOR	Receive	08/02/27	665,000	USD	665,000	7,051	56,009	48,958
Put - OTC - 30 Year IRS	2.450%	BBP	3M LIBOR	Receive	08/02/27	365,000	USD	365,000	—	30,742	30,742
Put - OTC - 30 Year IRS	1.850%	DBAG	3M LIBOR	Receive	09/20/29	245,000	USD	245,000	40,058	32,257	(7,801)

Totals									$87,167	$406,594	$319,427

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation
Receive	12M FEDRC	Annually	1.625%	Annually	11/14/26	USD	2,610,000	$(46,880)	$—	$(46,880)
Receive	3M LIBOR	Semi-Annually	1.787%	Quarterly	09/24/49	USD	85,000	(1,488)	—	(1,488)
Receive	3M LIBOR	Semi-Annually	1.861%	Quarterly	06/21/24	USD	3,705,000	(59,012)	—	(59,012)
Receive	3M LIBOR	Semi-Annually	2.000%	Quarterly	03/21/23	USD	2,825,000	(44,266)	14,481	(58,747)
Receive	3M LIBOR	Semi-Annually	2.257%	Quarterly	06/21/49	USD	1,125,000	(146,818)	—	(146,818)
Receive	3M LIBOR	Semi-Annually	2.358%	Quarterly	04/09/24	USD	8,625,000	(320,514)	—	(320,514)
Receive	3M LIBOR	Semi-Annually	2.359%	Quarterly	04/09/24	USD	6,055,000	(225,276)	—	(225,276)
Receive	3M LIBOR	Semi-Annually	2.360%	Quarterly	04/09/24	USD	6,470,000	(240,999)	—	(240,999)
Receive	3M LIBOR	Semi-Annually	2.363%	Quarterly	04/09/24	USD	6,295,000	(235,169)	—	(235,169)
Receive	3M LIBOR	Semi-Annually	2.386%	Quarterly	05/31/49	USD	375,000	(60,507)	—	(60,507)

BHFTII-129

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation
Receive	3M LIBOR	Semi-Annually	2.750%	Quarterly	12/20/47	USD	3,955,000	$(945,806)	$(89,207)	$(856,599)
Receive	3M LIBOR	Semi-Annually	2.791%	Quarterly	09/30/25	USD	2,998,000	(221,301)	—	(221,301)
Receive	3M LIBOR	Semi-Annually	2.873%	Quarterly	01/28/49	USD	150,000	(41,382)	—	(41,382)
Receive	3M LIBOR	Semi-Annually	2.884%	Quarterly	12/31/48	USD	300,000	(83,499)	—	(83,499)

Totals								$(2,672,917)	$(74,726)	$(2,598,191)

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Depreciation
Receive	12M CPURNSA	Annually	1.810%	Annually	09/04/25	BOA	USD	3,803,000	$(44,623)	$—	$(44,623)
Receive	12M CPURNSA	Maturity	2.004%	Maturity	01/15/23	DBAG	USD	7,825,000	(127,166)	3,081	(130,247)

Totals									$(171,789)	$3,081	$(174,870)

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation(1)
Pay	3M LIBOR	Quarterly	12/20/19	MSIP	iBoxx USD Liquid Investment Grade Index	USD 4,820,000	$235,457	$—	$235,457

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premiums Received	Unrealized Depreciation
CDX.NA.IG.32.V1	(1.000%)	Quarterly	06/20/24	0.527%	USD	10,451,000	$(223,327)	$(194,335)	$(28,992)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.31.V1	1.000%	Quarterly	06/20/24	2.052%	USD	1,165,000	$(52,952)	$(29,164)	$(23,788)
CDX.EM.32.V1	1.000%	Quarterly	12/20/24	2.074%	USD	2,730,000	(138,613)	(140,387)	1,774
CDX.NA.HY.32.V2	5.000%	Quarterly	06/20/24	3.275%	USD	2,960,100	211,121	152,736	58,385

Totals							$19,556	$(16,815)	$36,371

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.PEN.AAA.06-2	(0.110%)	Monthly	05/25/46	JPMC	22.174%	USD	144,472	$8,668	$19,947	$(11,279)
PRIMEX.ARM.2 (e)	(4.580%)	Monthly	12/25/37	MSIP	0.000%	USD	251,512	—	(532)	532

Totals								$8,668	$19,415	$(10,747)

BHFTII-130

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.PEN.AAA.06-2	0.110%	Monthly	05/25/46	BBP	22.174%	USD	144,472	$(8,668)	$(3,914)	$(4,754)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	11.363%	USD	270,000	(42,064)	(53,314)	11,250
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	11.363%	USD	465,000	(72,443)	(86,601)	14,158
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	11.363%	USD	465,000	(72,443)	(86,601)	14,158
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	11.363%	USD	645,000	(100,485)	(135,820)	35,335
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	GSI	11.363%	USD	530,000	(82,569)	(58,813)	(23,756)
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	CSI	7.875%	USD	550,000	(63,949)	(156,166)	92,217
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	GSI	7.875%	USD	241,000	(28,021)	(59,417)	31,396
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	GSI	7.875%	USD	580,000	(67,437)	(181,510)	114,073
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	MSIP	7.875%	USD	1,289,000	(149,873)	(365,997)	216,124
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CSI	6.214%	USD	185,000	(15,655)	(26,509)	10,854
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	DBAG	6.214%	USD	170,000	(14,386)	(25,789)	11,403
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	GSI	6.214%	USD	660,000	(55,850)	(74,951)	19,101
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	MSIP	6.214%	USD	90,000	(7,616)	(8,031)	415
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	MSIP	6.214%	USD	830,000	(70,236)	(124,759)	54,523
PRIMEX.ARM.2 (e)	4.580%	Monthly	12/25/37	JPMC	0.000%	USD	251,512	—	7,393	(7,393)

Totals								$(851,695)	$(1,440,799)	$589,104

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(e)	Significant unobservable inputs were used in the valuation of this position; i.e. Level 3.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(BOM)—	Bank of Montreal
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBCU)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(NWM)—	NatWest Markets plc
(SSBT)—	State Street Bank and Trust
(UBSA)—	UBS AG

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EGP)—	Egyptian Pound
(EUR)—	Euro
(JPY)—	Japanese Yen
(NZD)—	New Zealand Dollar
(USD)—	United States Dollar

BHFTII-131

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Glossary of Abbreviations—(Continued)

Index Abbreviations

(ABX.HE.PEN.AAA)—	Markit Asset-Backed Home Equity Penultimate AAA Rated Index
(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX.NA.BB)—	Markit North America BB Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(FEDRC)—	U.S. Federal Funds Rate Compounded
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(PRIMEX.ARM)—	Markit PrimeX Adjustable Rate Mortgage Index
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(ICE)—	Intercontinental Exchange, Inc.
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$30,058,952	$—	$—	$30,058,952
Airlines	364,851	—	—	364,851
Banks	18,448,110	—	—	18,448,110
Beverages	16,664,683	—	—	16,664,683
Biotechnology	10,522,108	—	—	10,522,108
Capital Markets	23,445,900	—	—	23,445,900
Chemicals	18,172,379	—	—	18,172,379
Construction & Engineering	1,776,682	—	—	1,776,682
Consumer Finance	6,576,395	—	—	6,576,395
Containers & Packaging	6,520,053	—	—	6,520,053
Diversified Consumer Services	625,507	—	—	625,507
Diversified Financial Services	2,491,501	—	—	2,491,501
Diversified Telecommunication Services	13,453,459	—	—	13,453,459
Electric Utilities	14,558,895	—	—	14,558,895
Electrical Equipment	3,169,212	—	—	3,169,212
Electronic Equipment, Instruments & Components	1,952,705	—	—	1,952,705
Energy Equipment & Services	3,412,763	—	—	3,412,763
Entertainment	12,860,035	—	—	12,860,035
Equity Real Estate Investment Trusts	26,653,401	—	—	26,653,401
Food Products	9,907,535	—	—	9,907,535
Gas Utilities	1,988,832	—	—	1,988,832
Health Care Equipment & Supplies	34,180,215	—	—	34,180,215
Health Care Providers & Services	16,626,055	—	—	16,626,055
Hotels, Restaurants & Leisure	20,318,432	—	—	20,318,432

BHFTII-132

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Household Products	$16,409,205	$—	$—	$16,409,205
Independent Power and Renewable Electricity Producers	5,912,161	—	—	5,912,161
Industrial Conglomerates	600,020	—	—	600,020
Insurance	33,844,455	—	—	33,844,455
Interactive Media & Services	43,615,262	—	—	43,615,262
Internet & Direct Marketing Retail	34,748,106	—	—	34,748,106
IT Services	35,477,852	—	—	35,477,852
Life Sciences Tools & Services	8,535,433	—	—	8,535,433
Machinery	19,275,473	—	—	19,275,473
Marine	591,963	—	—	591,963
Media	19,454,139	—	—	19,454,139
Multi-Utilities	10,925,360	—	—	10,925,360
Oil, Gas & Consumable Fuels	35,496,033	1,709	0	35,497,742
Pharmaceuticals	32,572,267	—	—	32,572,267
Professional Services	9,807,649	—	—	9,807,649
Road & Rail	7,302,565	—	—	7,302,565
Semiconductors & Semiconductor Equipment	26,743,730	—	—	26,743,730
Software	53,909,441	—	—	53,909,441
Specialty Retail	20,877,245	—	—	20,877,245
Technology Hardware, Storage & Peripherals	19,990,264	—	—	19,990,264
Textiles, Apparel & Luxury Goods	13,390,032	—	—	13,390,032
Thrifts & Mortgage Finance	1,308,936	—	—	1,308,936
Trading Companies & Distributors	928,570	—	—	928,570
Total Common Stocks	746,464,821	1,709	0	746,466,530
Total U.S. Treasury & Government Agencies*	—	298,418,612	—	298,418,612
Total Corporate Bonds & Notes*	—	148,758,097	—	148,758,097
Total Mortgage-Backed Securities*	—	64,696,568	—	64,696,568
Total Asset-Backed Securities*	—	50,898,311	—	50,898,311
Floating Rate Loans
Aerospace/Defense	—	148,404	—	148,404
Airlines	—	100,866	—	100,866
Auto Manufacturers	—	98,345	—	98,345
Auto Parts & Equipment	—	377,272	—	377,272
Building Materials	—	221,439	—	221,439
Chemicals	—	75,316	—	75,316
Commercial Services (Less Unfunded Loan Commitments of $10,237)	—	1,813,796	—	1,813,796
Computers	—	206,147	—	206,147
Cosmetics/Personal Care	—	288,670	—	288,670
Diversified Consumer Services	—	93,039	—	93,039
Diversified Financial Services	—	270,741	—	270,741
Electric	—	150,934	—	150,934
Energy Equipment & Services	—	58,274	—	58,274
Entertainment	—	164,764	—	164,764
Food	—	331,309	—	331,309
Healthcare-Products	—	85,749	—	85,749
Healthcare-Services	—	227,594	—	227,594
Insurance	—	767,092	—	767,092
Internet	—	75,321	—	75,321
IT Services	—	197,666	—	197,666
Leisure Time	—	323,451	—	323,451
Life Sciences Tools & Services	—	53,969	—	53,969
Lodging	—	430,185	—	430,185
Machinery	—	87,745	—	87,745
Machinery-Construction & Mining	—	99,660	—	99,660
Machinery-Diversified	—	175,193	—	175,193
Media	—	846,776	—	846,776
Miscellaneous Manufacturing	—	101,005	—	101,005

BHFTII-133

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Office/Business Equipment	$—	$143,509	$—	$143,509
Oil & Gas	—	439,856	0	439,856
Packaging & Containers	—	544,577	—	544,577
Pharmaceuticals	—	436,686	—	436,686
Real Estate Investment Trusts	—	196,215	—	196,215
Retail	—	517,773	237,275	755,048
Semiconductors & Semiconductor Equipment	—	57,848	—	57,848
Software	—	688,133	—	688,133
Telecommunications	—	634,311	—	634,311
Transportation	—	85,572	—	85,572
Total Floating Rate Loans (Less Unfunded Loan Commitments of $10,237)	—	11,615,202	237,275	11,852,477
Total Foreign Government*	—	8,304,835	—	8,304,835
Total Municipals*	—	4,872,025	—	4,872,025
Total Short-Term Investments*	—	35,592,900	—	35,592,900
Total Securities Lending Reinvestments*	—	53,554,018	—	53,554,018
Purchased Options at Value	$—	$406,594	$—	$406,594
Total Net Investments (Less Unfunded Loan Commitments of $10,237)	$746,464,821	$677,118,871	$237,275	$1,423,820,967

Collateral for Securities Loaned (Liability)	$—	$(53,547,599)	$—	$(53,547,599)
TBA Forward Sales Commitments	$—	$(4,973,210)	$—	$(4,973,210)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$309,421	$—	$309,421
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(7,872)	—	(7,872)
Total Forward Contracts	$—	$301,549	$—	$301,549
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$193,982	$—	$—	$193,982
Futures Contracts (Unrealized Depreciation)	(62,027)	—	—	(62,027)
Total Futures Contracts	$131,955	$—	$—	$131,955
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$60,159	$—	$60,159
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(2,650,971)	—	(2,650,971)
Total Centrally Cleared Swap Contracts	$—	$(2,590,812)	$—	$(2,590,812)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$244,125	$0	$244,125
OTC Swap Contracts at Value (Liabilities)	—	(1,023,484)	—	(1,023,484)
Total OTC Swap Contracts	$—	$(779,359)	$0	$(779,359)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2019 is not presented.

Transfers from Level 3 to Level 2 in the amount of $(27,463) were due to the initiation of a broker or vendor providing a price which resulted in the availability of significant observable inputs.

BHFTII-134

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—8.5%
General Dynamics Corp.	554,639	$101,349,185
Lockheed Martin Corp. (a)	192,986	75,276,119
Northrop Grumman Corp.	178,355	66,845,670
United Technologies Corp.	550,812	75,196,854

		318,667,828

Air Freight & Logistics—2.1%
United Parcel Service, Inc. - Class B (a)	664,351	79,602,537

Banks—2.2%
PNC Financial Services Group, Inc. (The)	600,051	84,103,148

Beverages—8.6%
Coca-Cola Co. (The)	2,608,827	142,024,542
Diageo plc	2,118,003	86,669,002
PepsiCo, Inc.	700,330	96,015,243

		324,708,787

Biotechnology—1.2%
Amgen, Inc.	238,774	46,205,157

Capital Markets—1.8%
BlackRock, Inc.	148,614	66,228,343

Chemicals—4.0%
Ecolab, Inc.	384,753	76,196,484
Linde plc	389,415	75,437,474

		151,633,958

Consumer Finance—2.5%
American Express Co. (a)	804,997	95,215,045

Equity Real Estate Investment Trusts—4.5%
American Tower Corp.	335,610	74,213,439
Public Storage (a)	386,563	94,812,307

		169,025,746

Food & Staples Retailing—1.8%
Costco Wholesale Corp.	229,662	66,167,919

Health Care Equipment & Supplies—8.4%
Baxter International, Inc. (a)	1,079,229	94,400,161
Danaher Corp.	580,059	83,777,921
Medtronic plc	1,277,952	138,811,146

		316,989,228

Health Care Providers & Services—2.8%
UnitedHealth Group, Inc.	485,867	105,588,616

Hotels, Restaurants & Leisure—3.6%
McDonald’s Corp. (a)	630,469	135,367,999

Household Products—5.4%
Colgate-Palmolive Co.	1,463,551	107,585,634

Household Products—(Continued)
Procter & Gamble Co. (The)	773,182	96,168,377

		203,754,011

Industrial Conglomerates—3.2%
3M Co. (a)	280,571	46,125,873
Honeywell International, Inc. (a)	449,896	76,122,403

		122,248,276

Insurance—5.5%
Chubb, Ltd.	717,815	115,884,054
Marsh & McLennan Cos., Inc.	928,259	92,872,313

		208,756,367

IT Services—6.0%
Accenture plc - Class A (a)	438,408	84,327,779
Automatic Data Processing, Inc.	353,615	57,080,533
Visa, Inc. - Class A (a)	484,395	83,320,784

		224,729,096

Machinery—0.8%
Deere & Co.	178,300	30,075,644

Oil, Gas & Consumable Fuels—1.5%
Exxon Mobil Corp. (a)	785,875	55,490,634

Pharmaceuticals—5.7%
Johnson & Johnson	934,551	120,912,208
Merck & Co., Inc.	1,109,908	93,432,056

		214,344,264

Road & Rail—4.9%
Canadian National Railway Co.	945,492	84,896,953
Union Pacific Corp.	623,534	101,000,037

		185,896,990

Software—2.8%
Microsoft Corp.	744,592	103,520,626

Specialty Retail—5.0%
Home Depot, Inc. (The) (a)	330,009	76,568,688
TJX Cos., Inc. (The)	2,028,569	113,072,436

		189,641,124

Textiles, Apparel & Luxury Goods—4.8%
NIKE, Inc. - Class B (a)	1,403,001	131,769,854
VF Corp.	540,357	48,086,369

		179,856,223

Total Common Stocks (Cost $2,737,150,822)		3,677,817,566

BHFTII-135

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Escrow Shares—0.0%

Security Description	Shares/ Principal Amount*	Value

Forest Products & Paper—0.0%
Sino-Forest Corp. (b) (f) (Cost $0)	5,844,000	$0

Short-Term Investments—2.8%

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $67,927,335; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $69,287,350.	$67,925,825	67,925,825

U.S. Treasury—1.0%
U.S. Treasury Bills
Zero Coupon, 10/01/19 (c)	18,925,000	18,925,000
1.789%, 12/26/19 (c)	18,925,000	18,844,150

		37,769,150

Total Short-Term Investments (Cost $105,695,465)		105,694,975

Securities Lending Reinvestments (d)—6.4%

Certificates of Deposit—3.3%
ABN AMRO Bank NV 2.120%, 01/10/20	2,000,000	2,000,320
Banco Del Estado De Chile New York 2.222%, 1M LIBOR + 0.180%, 10/09/19 (e)	10,000,000	10,000,000
Bank of Nova Scotia 2.481%, 3M LIBOR + 0.170%, 01/09/20 (e)	5,000,000	5,002,085
BNP Paribas S.A. New York 2.289%, 3M LIBOR + 0.050%, 11/06/19 (e)	2,000,000	2,000,370
Canadian Imperial Bank of Commerce 2.278%, 1M LIBOR + 0.250%, 10/15/19 (e)	3,000,000	3,000,102
Chiba Bank, Ltd.
2.230%, 11/20/19	5,000,000	5,000,030
2.270%, 10/08/19	3,000,000	3,000,084
Commonwealth Bank of Australia 2.200%, 1M LIBOR + 0.175%, 04/16/20 (e)	4,000,000	3,998,360
Cooperative Rabobank UA 2.439%, 3M LIBOR + 0.150%, 01/08/20 (e)	10,000,000	10,000,190
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (e)	5,000,000	5,000,715
Credit Industriel et Commercial
2.227%, 1M LIBOR + 0.160%, 03/05/20 (e)	4,000,000	3,998,996
2.260%, 1M LIBOR + 0.160%, 01/03/20 (e)	5,000,000	4,999,370
Credit Suisse AG 2.240%, 1M LIBOR + 0.140%, 10/02/19 (e)	4,000,000	4,000,000
DZ Bank AG
Zero Coupon, 10/18/19	7,951,838	7,991,600
Zero Coupon, 10/23/19	4,970,404	4,993,300
KBC Bank NV
2.080%, 03/12/20	2,000,000	2,000,200
2.220%, 12/03/19	4,000,000	4,000,960

Certificates of Deposit—(Continued)
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 11/18/19	994,288	997,180
Mizuho Bank, Ltd.
Zero Coupon, 10/23/19	6,958,566	6,990,620
MUFG Bank Ltd. 2.216%, 1M LIBOR + 0.170%, 02/24/20 (e)	1,000,000	999,897
Royal Bank of Canada New York 2.110%, SOFR + 0.290%, 07/16/20 (e)	5,000,000	5,001,575
Sumitomo Mitsui Banking Corp.
2.179%, 1M LIBOR + 0.140%, 11/12/19 (e)	5,000,000	4,999,750
2.216%, 1M LIBOR + 0.170%, 01/21/20 (e)	5,000,000	4,999,930
Sumitomo Mitsui Trust International, Ltd. Zero Coupon, 02/18/20	3,956,257	3,967,720
Svenska Handelsbanken AB
2.266%, 1M LIBOR + 0.220%, 07/22/20 (e)	5,000,000	4,998,460
2.344%, 1M LIBOR + 0.300%, 10/31/19 (e)	3,500,000	3,500,504
Toronto-Dominion Bank
2.180%, FEDEFF PRV + 0.350%, 07/31/20 (e)	1,000,000	999,409
2.269%, 1M LIBOR + 0.180%, 06/03/20 (e)	3,000,000	2,999,914
Wells Fargo Bank N.A. 2.477%, 3M LIBOR + 0.210%, 10/25/19 (e)	4,000,000	4,000,932

		125,442,573

Commercial Paper—1.4%
Agricultural Bank of China 2.295%, 12/11/19	994,263	995,388
Bank of China, Ltd.
2.290%, 12/09/19	1,988,550	1,990,894
2.470%, 10/11/19	7,952,933	7,994,312
China Construction Bank Corp. 2.470%, 10/18/19	993,756	998,858
Industrial & Commercial Bank of China, Corp. 2.470%, 10/25/19	3,477,907	3,495,226
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (e)	10,000,000	10,001,620
LMA S.A. & LMA Americas, Corp. 2.610%, 10/03/19	4,933,663	4,999,105
Societe Generale 2.555%, 3M LIBOR + 0.410%, 12/18/19 (e)	2,001,696	2,001,830
Toronto-Dominion Bank 2.417%, 1M LIBOR + 0.350%, 11/05/19 (e)	10,000,000	10,001,490
UBS AG 2.286%, 1M LIBOR + 0.240%, 01/27/20 (e)	5,000,000	5,000,000
Westpac Banking Corp. 2.194%, 1M LIBOR + 0.150%, 05/29/20 (e)	3,999,506	3,997,956

		51,476,679

Repurchase Agreements—1.7%
BofA Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $5,000,267; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000

BHFTII-136

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
CF Secured LLC Repurchase Agreement dated 09/30/19 at 2.500%, due on 10/01/19 with a maturity value of $25,001,736; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 10/31/23 - 03/20/49, and an aggregate market value of $25,501,777.	25,000,000	$25,000,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $10,062,100; collateralized by various Common Stock with an aggregate market value of $11,001,129.	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $15,031,646; collateralized by various Common Stock with an aggregate market value of $16,500,001.	15,000,000	15,000,000
Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $1,503,165; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $3,936,243; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $4,014,767.	3,936,047	3,936,047
Societe Generale Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $2,601,011; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,888,761.	2,600,000	2,600,000

		63,036,047

Total Securities Lending Reinvestments (Cost $239,948,837)		239,955,299

Total Investments—106.8% (Cost $3,082,795,124)		4,023,467,840
Other assets and liabilities (net)—(6.8)%		(255,771,371)

Net Assets—100.0%		$3,767,696,469

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $234,319,764 and the collateral received consisted of cash in the amount of $239,709,674. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-137

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$318,667,828	$—	$—	$318,667,828
Air Freight & Logistics	79,602,537	—	—	79,602,537
Banks	84,103,148	—	—	84,103,148
Beverages	238,039,785	86,669,002	—	324,708,787
Biotechnology	46,205,157	—	—	46,205,157
Capital Markets	66,228,343	—	—	66,228,343
Chemicals	151,633,958	—	—	151,633,958
Consumer Finance	95,215,045	—	—	95,215,045
Equity Real Estate Investment Trusts	169,025,746	—	—	169,025,746
Food & Staples Retailing	66,167,919	—	—	66,167,919
Health Care Equipment & Supplies	316,989,228	—	—	316,989,228
Health Care Providers & Services	105,588,616	—	—	105,588,616
Hotels, Restaurants & Leisure	135,367,999	—	—	135,367,999
Household Products	203,754,011	—	—	203,754,011
Industrial Conglomerates	122,248,276	—	—	122,248,276
Insurance	208,756,367	—	—	208,756,367
IT Services	224,729,096	—	—	224,729,096
Machinery	30,075,644	—	—	30,075,644
Oil, Gas & Consumable Fuels	55,490,634	—	—	55,490,634
Pharmaceuticals	214,344,264	—	—	214,344,264
Road & Rail	185,896,990	—	—	185,896,990
Software	103,520,626	—	—	103,520,626
Specialty Retail	189,641,124	—	—	189,641,124
Textiles, Apparel & Luxury Goods	179,856,223	—	—	179,856,223
Total Common Stocks	3,591,148,564	86,669,002	—	3,677,817,566
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	105,694,975	—	105,694,975
Total Securities Lending Reinvestments*	—	239,955,299	—	239,955,299
Total Investments	$3,591,148,564	$432,319,276	$—	$4,023,467,840

Collateral for Securities Loaned (Liability)	$—	$(239,709,674)	$—	$(239,709,674)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-138

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.6%
BWX Technologies, Inc. (a)	227,664	$13,024,657
L3Harris Technologies, Inc.	137,475	28,682,784

		41,707,441

Airlines—0.9%
JetBlue Airways Corp. (b)	596,269	9,987,506

Auto Components—0.5%
BorgWarner, Inc.	159,855	5,863,481

Banks—1.0%
Texas Capital Bancshares, Inc. (b)	104,794	5,726,992
Webster Financial Corp. (a)	131,619	6,168,983

		11,895,975

Biotechnology—4.0%
BioMarin Pharmaceutical, Inc. (b)	104,725	7,058,465
Exact Sciences Corp. (a) (b)	121,261	10,958,356
Exelixis, Inc. (a) (b)	496,210	8,775,474
Incyte Corp. (b)	79,242	5,882,134
Seattle Genetics, Inc. (a) (b)	164,547	14,052,314

		46,726,743

Capital Markets—5.8%
KKR & Co., Inc. - Class A	728,817	19,568,736
LPL Financial Holdings, Inc.	130,520	10,689,588
Moody’s Corp.	94,497	19,355,821
Nasdaq, Inc. (a)	171,558	17,044,287

		66,658,432

Chemicals—4.3%
FMC Corp.	282,961	24,810,021
Sherwin-Williams Co. (The)	46,274	25,444,684

		50,254,705

Commercial Services & Supplies—5.9%
Cintas Corp.	107,324	28,773,564
Stericycle, Inc. (a) (b)	154,762	7,882,029
Waste Connections, Inc.	350,883	32,281,236

		68,936,829

Construction & Engineering—1.0%
Jacobs Engineering Group, Inc. (a)	129,291	11,830,127

Construction Materials—1.6%
Vulcan Materials Co.	124,223	18,787,487

Containers & Packaging—2.6%
Ball Corp.	411,382	29,952,723

Diversified Consumer Services—0.8%
Bright Horizons Family Solutions, Inc. (b)	63,470	9,679,175

Electrical Equipment—1.1%
Rockwell Automation, Inc. (a)	75,055	12,369,064

Electronic Equipment, Instruments & Components—1.3%
Amphenol Corp. - Class A	151,300	14,600,450

Entertainment—2.4%
Electronic Arts, Inc. (b)	116,204	11,367,075
Live Nation Entertainment, Inc. (a) (b)	241,742	16,037,165

		27,404,240

Equity Real Estate Investment Trusts—1.9%
SBA Communications Corp.	89,211	21,513,233

Health Care Equipment & Supplies—9.3%
ABIOMED, Inc. (a) (b)	24,152	4,296,399
Alcon, Inc. (a) (b)	133,543	7,784,222
Align Technology, Inc. (b)	28,059	5,076,434
Cooper Cos., Inc. (The)	53,170	15,791,490
Edwards Lifesciences Corp. (b)	39,216	8,623,991
IDEXX Laboratories, Inc. (b)	38,154	10,375,217
Insulet Corp. (a) (b)	70,270	11,589,631
ResMed, Inc.	72,454	9,789,260
STERIS plc	97,904	14,146,149
Teleflex, Inc.	59,684	20,277,639

		107,750,432

Hotels, Restaurants & Leisure—2.7%
Domino’s Pizza, Inc. (a)	25,631	6,269,086
Eldorado Resorts, Inc. (a) (b)	293,819	11,714,564
Yum! Brands, Inc.	120,884	13,711,872

		31,695,522

Industrial Conglomerates—0.7%
Roper Technologies, Inc. (a)	22,954	8,185,396

Insurance—3.3%
Aon plc	199,075	38,534,948

Interactive Media & Services—2.9%
IAC/InterActiveCorp (b)	25,419	5,540,579
Twitter, Inc. (b)	677,390	27,908,468

		33,449,047

IT Services—12.2%
Booz Allen Hamilton Holding Corp.	130,438	9,263,707
Fidelity National Information Services, Inc.	110,497	14,669,582
Genpact, Ltd.	384,511	14,899,801
Global Payments, Inc. (a)	175,858	27,961,422
InterXion Holding NV (b)	129,990	10,588,985
KBR, Inc.	854,413	20,967,295
Leidos Holdings, Inc.	175,328	15,057,169
WEX, Inc. (b)	140,423	28,375,275

		141,783,236

BHFTII-139

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—0.9%
Illumina, Inc. (b)	11,262	$3,426,126
QIAGEN NV (a) (b)	200,753	6,618,826

		10,044,952

Marine—0.7%
Kirby Corp. (a) (b)	104,355	8,573,807

Multiline Retail—3.3%
Dollar General Corp.	243,252	38,662,473

Oil, Gas & Consumable Fuels—1.6%
Concho Resources, Inc.	108,092	7,339,447
Noble Energy, Inc. (a)	473,336	10,631,126

		17,970,573

Professional Services—2.3%
IHS Markit, Ltd. (b)	399,948	26,748,522

Road & Rail—1.2%
Knight-Swift Transportation Holdings, Inc. (a)	381,402	13,844,893

Semiconductors & Semiconductor Equipment—7.5%
Advanced Micro Devices, Inc. (a) (b)	415,627	12,049,027
KLA Corp.	77,986	12,434,868
Lam Research Corp.	106,593	24,634,708
Marvell Technology Group, Ltd.	360,638	9,005,131
Microchip Technology, Inc. (a)	219,519	20,395,510
Monolithic Power Systems, Inc. (a)	56,294	8,761,035

		87,280,279

Software—4.4%
Autodesk, Inc. (b)	39,819	5,881,266
Guidewire Software, Inc. (a) (b)	63,500	6,691,630
ServiceNow, Inc. (b)	32,215	8,177,778
Splunk, Inc. (b)	62,609	7,379,097
SS&C Technologies Holdings, Inc. (a)	226,618	11,686,690
Workday, Inc. - Class A (b)	31,470	5,348,641
Zendesk, Inc. (a) (b)	75,615	5,510,821

		50,675,923

Specialty Retail—6.6%
Advance Auto Parts, Inc. (a)	40,407	6,683,318
Burlington Stores, Inc. (b)	56,212	11,232,282
Carvana Co. (a) (b)	75,391	4,975,806
Floor & Decor Holdings, Inc. - Class A (a) (b)	155,339	7,945,590
O’Reilly Automotive, Inc. (b)	54,228	21,610,400
Ross Stores, Inc.	160,092	17,586,106
Ulta Salon Cosmetics & Fragrance, Inc. (b)	24,707	6,192,810

		76,226,312

Textiles, Apparel & Luxury Goods—1.0%
Capri Holdings, Ltd. (a) (b)	198,501	6,582,293

Textiles, Apparel & Luxury Goods—(Continued)
Under Armour, Inc. - Class A (b)	237,786	4,741,453

		11,323,746

Total Common Stocks (Cost $914,296,943)		1,150,917,672

Short-Term Investment—1.3%

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $15,110,415; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $15,414,920.	15,110,079	15,110,079

Total Short-Term Investments (Cost $15,110,079)		15,110,079

Securities Lending Reinvestments (c)—15.5%

Certificates of Deposit—9.1%
Banco Del Estado De Chile New York 2.222%, 1M LIBOR + 0.180%, 10/09/19 (d)	5,000,000	5,000,000
Banco Santander S.A. 2.192%, 1M LIBOR + 0.150%, 11/07/19 (d)	3,000,000	2,999,763
Bank of Montreal (Chicago)
1.990%, SOFR + 0.170%, 02/07/20 (d)	2,000,000	2,000,422
2.070%, SOFR + 0.250%, 07/10/20 (d)	1,000,000	1,000,068
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (d)	2,000,000	1,999,990
2.210%, FEDEFF PRV + 0.380%, 09/09/20 (d)	1,000,000	999,996
Bank of Nova Scotia 2.481%, 3M LIBOR + 0.170%, 01/09/20 (d)	3,000,000	3,001,251
Barclays Bank plc 2.297%, 1M LIBOR + 0.230%, 02/05/20 (d)	4,000,000	3,997,208
BNP Paribas S.A. New York 2.289%, 3M LIBOR + 0.050%, 11/06/19 (d)	2,000,000	2,000,370
Canadian Imperial Bank of Commerce 2.278%, 1M LIBOR + 0.250%, 10/15/19 (d)	4,000,000	4,000,136
Chiba Bank, Ltd. 2.250%, 10/17/19	1,000,000	1,000,052
China Construction Bank Corp. 2.470%, 10/18/19	1,000,000	1,000,127
Commonwealth Bank of Australia 2.200%, 1M LIBOR + 0.175%, 04/16/20 (d)	3,000,000	2,998,770
Cooperative Rabobank UA 2.439%, 3M LIBOR + 0.150%, 01/08/20 (d)	5,000,000	5,000,095
Credit Industriel et Commercial
2.227%, 1M LIBOR + 0.160%, 03/05/20 (d)	4,000,000	3,998,996
2.260%, 1M LIBOR + 0.160%, 01/03/20 (d)	2,000,000	1,999,748
Credit Suisse AG
2.219%, 1M LIBOR + 0.130%, 11/04/19 (d)	4,000,000	3,999,680
2.240%, 1M LIBOR + 0.140%, 10/02/19 (d)	6,000,000	6,000,000
DNB Bank ASA 2.020%, 03/10/20	1,000,000	999,786

BHFTII-140

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Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
DZ Bank AG
Zero Coupon, 10/18/19	2,981,939	$2,996,850
Zero Coupon, 11/18/19	994,301	997,180
Zero Coupon, 03/17/20	4,452,046	4,456,755
KBC Bank NV
Zero Coupon, 10/25/19	6,909,000	6,990,583
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 11/18/19	1,988,577	1,994,360
MUFG Bank Ltd. 2.216%, 1M LIBOR + 0.170%, 02/24/20 (d)	3,000,000	2,999,691
National Australia Bank, Ltd. 2.232%, 1M LIBOR + 0.190%, 04/08/20 (d)	1,000,000	999,840
Norinchukin Bank, New York Zero Coupon, 10/09/19	1,988,162	1,998,940
Rabobank International London 2.236%, 1M LIBOR + 0.190%, 04/24/20 (d)	5,000,000	4,999,500
Sumitomo Mitsui Banking Corp. 2.179%, 1M LIBOR + 0.140%, 11/12/19 (d)	2,000,000	1,999,900
Sumitomo Mitsui Trust International, Ltd. Zero Coupon, 10/17/19	1,973,515	1,998,020
Svenska Handelsbanken AB 2.429%, 1M LIBOR + 0.380%, 12/10/19 (d)	2,000,000	2,000,804
Toronto-Dominion Bank
2.180%, FEDEFF PRV + 0.350%, 07/31/20 (d)	2,000,000	1,998,818
2.269%, 1M LIBOR + 0.180%, 06/03/20 (d)	3,000,000	2,999,914
Wells Fargo Bank N.A. 2.180%, FEDEFF PRV + 0.350%, 08/20/20 (d)	7,000,000	7,000,000
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (d)	5,000,000	4,999,982

		105,427,595

Commercial Paper—2.2%
Bank of China, Ltd. 2.470%, 10/11/19	4,970,497	4,996,445
China Construction Bank Corp.
2.470%, 10/18/19	993,756	998,858
2.500%, 10/01/19	2,000,000	2,000,016
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (d)	5,000,000	5,000,810
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (d)	1,000,000	1,000,028
Societe Generale 2.555%, 3M LIBOR + 0.410%, 12/18/19 (d)	1,000,848	1,000,915
Sumitomo Mitsui Banking Corp. 2.187%, 1M LIBOR + 0.130%, 01/06/20 (d)	5,000,000	4,999,360
Thunder Bay Funding LLC 2.167%, 1M LIBOR + 0.100%, 12/05/19 (d)	2,000,000	1,999,800
Westpac Banking Corp. 2.194%, 1M LIBOR + 0.150%, 05/29/20 (d)	2,999,630	2,998,467

		24,994,699

Repurchase Agreements—3.6%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $3,000,160; collateralized by various Common Stock with an aggregate market value of $3,300,001.	3,000,000	3,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $1,508,702; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $12,577,625; collateralized by various Common Stock with an aggregate market value of $13,751,411.	12,500,000	12,500,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $6,012,658; collateralized by various Common Stock with an aggregate market value of $6,600,000.	6,000,000	6,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $700,047; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $714,000.	700,000	700,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $7,353,531; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $7,500,227.	7,353,163	7,353,163
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $800,044; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $890,402.	800,000	800,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $ 2,000,109; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,222,124.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $ 1,700,094; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,888,805.	1,700,000	1,700,000

BHFTII-141

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Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $5,802,256; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $6,444,159.	5,800,000	$5,800,000

		41,353,163

Time Deposit—0.6%
Nordea Bank New York 1.760%, 10/01/19	7,000,000	7,000,000

Total Securities Lending Reinvestments (Cost $178,777,269)		178,775,457

Total Investments—116.1% (Cost $1,108,184,291)		1,344,803,208
Other assets and liabilities (net)—(16.1)%		(186,139,894)

Net Assets—100.0%		$1,158,663,314

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $179,326,896 and the collateral received consisted of cash in the amount of $178,605,436 and non-cash collateral with a value of $2,548,072. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,150,917,672	$—	$—	$1,150,917,672
Total Short-Term Investment*	—	15,110,079	—	15,110,079
Total Securities Lending Reinvestments*	—	178,775,457	—	178,775,457
Total Investments	$1,150,917,672	$193,885,536	$—	$1,344,803,208

Collateral for Securities Loaned (Liability)	$—	$(178,605,436)	$—	$(178,605,436)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-142

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Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—5.7%
Airbus SE	203,853	$26,508,074
Boeing Co. (The)	198,540	75,538,514
Safran S.A.	296,376	46,721,124

		148,767,712

Automobiles—1.6%
Tesla, Inc. (a) (b)	177,307	42,707,937

Banks—0.5%
JPMorgan Chase & Co.	119,145	14,022,175

Biotechnology—3.5%
Alexion Pharmaceuticals, Inc. (a)	182,894	17,912,638
BioMarin Pharmaceutical, Inc. (a)	254,152	17,129,845
Exact Sciences Corp. (a) (b)	122,727	11,090,839
Sage Therapeutics, Inc. (a) (b)	79,612	11,168,767
Vertex Pharmaceuticals, Inc. (a)	199,933	33,872,649

		91,174,738

Capital Markets—1.0%
S&P Global, Inc.	111,663	27,355,202

Entertainment—4.2%
Netflix, Inc. (a) (b)	293,308	78,495,087
Walt Disney Co. (The)	231,209	30,131,157

		108,626,244

Equity Real Estate Investment Trusts—1.8%
American Tower Corp.	105,177	23,257,790
Crown Castle International Corp. (b)	173,368	24,099,886

		47,357,676

Food & Staples Retailing—2.3%
Costco Wholesale Corp.	208,415	60,046,446

Health Care Equipment & Supplies—4.4%
Danaher Corp.	206,273	29,792,009
DexCom, Inc. (a) (b)	91,226	13,614,568
Edwards Lifesciences Corp. (a)	142,699	31,380,937
Intuitive Surgical, Inc. (a)	73,893	39,897,048

		114,684,562

Hotels, Restaurants & Leisure—2.0%
Chipotle Mexican Grill, Inc. (a)	39,893	33,528,870
Marriott International, Inc. - Class A	149,126	18,546,800

		52,075,670

Interactive Media & Services—10.1%
Alphabet, Inc. - Class A (a)	57,722	70,486,643
Alphabet, Inc. - Class C (a)	57,716	70,355,804
Facebook, Inc. - Class A (a)	416,698	74,205,580
Tencent Holdings, Ltd.	1,150,748	48,837,396

		263,885,423

Internet & Direct Marketing Retail—8.6%
Alibaba Group Holding, Ltd. (ADR) (a)	414,712	69,352,288
Amazon.com, Inc. (a)	89,610	155,554,895

		224,907,183

IT Services—13.5%
Adyen NV (a)	32,779	21,613,038
FleetCor Technologies, Inc. (a) (b)	77,591	22,251,547
MasterCard, Inc. - Class A	445,375	120,950,489
PayPal Holdings, Inc. (a)	415,528	43,044,545
Shopify, Inc. - Class A (a)	50,545	15,752,855
Square, Inc. - Class A (a) (b)	288,729	17,886,762
Twilio, Inc. - Class A (a) (b)	119,722	13,164,631
Visa, Inc. - Class A (b)	558,497	96,067,069

		350,730,936

Life Sciences Tools & Services—1.7%
Illumina, Inc. (a)	145,968	44,406,385

Personal Products—2.0%
Estee Lauder Cos., Inc. (The) - Class A (b)	266,075	52,935,621

Pharmaceuticals—1.8%
AstraZeneca plc (ADR)	1,037,908	46,259,560

Road & Rail—1.5%
Uber Technologies, Inc. (a) (b)	249,553	7,603,880
Union Pacific Corp.	192,676	31,209,658

		38,813,538

Semiconductors & Semiconductor Equipment—4.0%
Broadcom, Inc.	121,283	33,482,598
NVIDIA Corp.	240,935	41,939,555
QUALCOMM, Inc.	372,251	28,395,306

		103,817,459

Software—17.3%
Adobe, Inc. (a)	249,251	68,855,589
Microsoft Corp.	1,101,102	153,086,211
Salesforce.com, Inc. (a)	667,521	99,086,817
SAP SE (ADR)	196,079	23,111,832
ServiceNow, Inc. (a)	125,383	31,828,475
Splunk, Inc. (a) (b)	262,186	30,901,242
Workday, Inc. - Class A (a) (b)	263,163	44,727,183

		451,597,349

Specialty Retail—1.6%
Home Depot, Inc. (The)	175,958	40,825,775

Technology Hardware, Storage & Peripherals—3.6%
Apple, Inc.	416,142	93,203,324

Textiles, Apparel & Luxury Goods—6.6%
adidas AG	86,429	26,898,656
Kering S.A.	78,151	39,897,011
lululemon athletica, Inc. (a)	216,135	41,612,472

BHFTII-143

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Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
NIKE, Inc. - Class B	673,551	$63,259,910

		171,668,049

Total Common Stocks (Cost $1,635,782,197)		2,589,868,964

Short-Term Investment—0.5%

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $13,954,754; collateralized by U.S. Treasury Note at 2.500%, maturing 01/15/22, with a market value of $14,235,928.	13,954,444	13,954,444

Total Short-Term Investments (Cost $13,954,444)		13,954,444

Securities Lending Reinvestments (c)—9.3%

Certificates of Deposit—6.4%
Banco Del Estado De Chile New York 2.222%, 1M LIBOR + 0.180%, 10/09/19 (d)	10,000,000	10,000,000
Bank of Nova Scotia
2.198%, 1M LIBOR + 0.170%, 05/15/20 (d)	7,000,000	6,996,906
2.481%, 3M LIBOR + 0.170%, 01/09/20 (d)	5,000,000	5,002,085
Barclays Bank plc 2.297%, 1M LIBOR + 0.230%, 02/05/20 (d)	4,000,000	3,997,208
Canadian Imperial Bank of Commerce 2.278%, 1M LIBOR + 0.250%, 10/15/19 (d)	8,000,000	8,000,272
China Construction Bank Corp. 2.470%, 10/18/19	2,000,000	2,000,254
Commonwealth Bank of Australia 2.200%, 1M LIBOR + 0.175%, 04/16/20 (d)	5,000,000	4,997,950
Cooperative Rabobank UA 2.439%, 3M LIBOR + 0.150%, 01/08/20 (d)	10,000,000	10,000,190
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (d)	5,000,000	5,000,715
Credit Industriel et Commercial
2.227%, 1M LIBOR + 0.160%, 03/05/20 (d)	4,000,000	3,998,996
2.393%, 3M LIBOR + 0.090%, 10/15/19 (d)	4,000,000	4,000,420
Credit Suisse AG 2.240%, 1M LIBOR + 0.140%, 10/02/19 (d)	7,000,000	7,000,000
DZ Bank AG
Zero Coupon, 10/18/19	6,957,859	6,992,650
Zero Coupon, 10/23/19	2,982,242	2,995,980
Zero Coupon, 03/10/20	989,594	990,790
KBC Bank NV
Zero Coupon, 10/25/19	2,961,000	2,995,964
2.220%, 12/03/19	4,000,000	4,000,960
Mitsubishi UFJ Trust and Banking Corp. 2.226%, 1M LIBOR + 0.180%, 01/23/20 (d)	4,000,000	3,999,948
Mizuho Bank, Ltd.
Zero Coupon, 10/23/19	4,970,404	4,993,300
2.174%, 1M LIBOR + 0.120%, 11/27/19 (d)	4,000,000	3,999,924

Certificates of Deposit—(Continued)
MUFG Bank Ltd.
2.216%, 1M LIBOR + 0.170%, 02/24/20 (d)	2,000,000	1,999,794
Royal Bank of Canada New York 2.110%, SOFR + 0.290%, 07/16/20 (d)	6,000,000	6,001,890
Societe Generale 2.180%, FEDEFF PRV + 0.350%, 06/19/20 (d)	4,000,000	3,999,412
Standard Chartered Bank 2.230%, FEDEFF PRV + 0.400%, 03/13/20 (d)	2,000,000	1,999,988
Sumitomo Mitsui Banking Corp.
2.179%, 1M LIBOR + 0.140%, 11/12/19 (d)	3,000,000	2,999,850
2.234%, 1M LIBOR + 0.180%, 01/27/20 (d)	7,000,000	6,999,517
Sumitomo Mitsui Trust Bank, Ltd. 2.184%, 1M LIBOR + 0.140%, 11/20/19 (d)	5,000,000	4,999,900
Svenska Handelsbanken AB
2.247%, 1M LIBOR + 0.180%, 06/05/20 (d)	3,000,000	2,998,590
2.266%, 1M LIBOR + 0.220%, 07/22/20 (d)	4,000,000	3,998,768
2.344%, 1M LIBOR + 0.300%, 10/31/19 (d)	4,000,000	4,000,576
2.429%, 1M LIBOR + 0.380%, 12/10/19 (d)	5,000,000	5,002,010
Toronto-Dominion Bank
2.180%, FEDEFF PRV + 0.350%, 07/31/20 (d)	2,000,000	1,998,818
2.269%, 1M LIBOR + 0.180%, 06/03/20 (d)	5,000,000	4,999,857
Wells Fargo Bank N.A. 2.180%, FEDEFF PRV + 0.350%, 08/20/20 (d)	3,000,000	3,000,000
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (d)	10,000,000	9,999,964

		166,963,446

Commercial Paper—1.6%
Agricultural Bank of China 2.295%, 12/11/19	994,263	995,388
Bank of China, Ltd. 2.470%, 10/11/19	8,946,895	8,993,601
Cafco LLC 2.120%, 10/31/19	1,992,580	1,996,362
China Construction Bank Corp.
2.470%, 10/18/19	993,756	998,858
2.500%, 10/01/19	2,000,000	2,000,016
Industrial & Commercial Bank of China, Corp. 2.470%, 10/25/19	993,688	998,636
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (d)	5,000,000	5,000,810
Kells Funding LLC 2.260%, 10/28/19	2,980,602	2,995,438
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (d)	2,000,000	2,000,056
Sumitomo Mitsui Banking Corp. 2.187%, 1M LIBOR + 0.130%, 01/06/20 (d)	6,000,000	5,999,232
Thunder Bay Funding LLC 2.167%, 1M LIBOR + 0.100%, 12/05/19 (d)	4,000,000	3,999,600
Toronto-Dominion Bank 2.417%, 1M LIBOR + 0.350%, 11/05/19 (d)	2,000,000	2,000,298
Westpac Banking Corp. 2.194%, 1M LIBOR + 0.150%, 05/29/20 (d)	3,999,506	3,997,956

		41,976,251

BHFTII-144

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Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—1.3%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $3,000,160; collateralized by various Common Stock with an aggregate market value of $3,300,001.	3,000,000	$3,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $4,526,105; collateralized by various Common Stock with an aggregate market value of $4,950,001.	4,500,000	4,500,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $15,093,150; collateralized by various Common Stock with an aggregate market value of $16,501,694.	15,000,000	15,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $8,016,878; collateralized by various Common Stock with an aggregate market value of $8,800,000.	8,000,000	8,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $1,076,158; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $1,097,626.	1,076,104	1,076,104
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $1,000,055; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $1,113,002.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $500,027; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $555,531.	500,000	500,000

		33,076,104

Total Securities Lending Reinvestments (Cost $242,020,036)		242,015,801

Total Investments—109.1% (Cost $1,891,756,677)		2,845,839,209
Other assets and liabilities (net)—(9.1)%		(238,483,992)

Net Assets—100.0%		$2,607,355,217

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $278,236,266 and the collateral received consisted of cash in the amount of $241,838,493 and non-cash collateral with a value of $45,347,359. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-145

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$75,538,514	$73,229,198	$—	$148,767,712
Automobiles	42,707,937	—	—	42,707,937
Banks	14,022,175	—	—	14,022,175
Biotechnology	91,174,738	—	—	91,174,738
Capital Markets	27,355,202	—	—	27,355,202
Entertainment	108,626,244	—	—	108,626,244
Equity Real Estate Investment Trusts	47,357,676	—	—	47,357,676
Food & Staples Retailing	60,046,446	—	—	60,046,446
Health Care Equipment & Supplies	114,684,562	—	—	114,684,562
Hotels, Restaurants & Leisure	52,075,670	—	—	52,075,670
Interactive Media & Services	215,048,027	48,837,396	—	263,885,423
Internet & Direct Marketing Retail	224,907,183	—	—	224,907,183
IT Services	329,117,898	21,613,038	—	350,730,936
Life Sciences Tools & Services	44,406,385	—	—	44,406,385
Personal Products	52,935,621	—	—	52,935,621
Pharmaceuticals	46,259,560	—	—	46,259,560
Road & Rail	38,813,538	—	—	38,813,538
Semiconductors & Semiconductor Equipment	103,817,459	—	—	103,817,459
Software	451,597,349	—	—	451,597,349
Specialty Retail	40,825,775	—	—	40,825,775
Technology Hardware, Storage & Peripherals	93,203,324	—	—	93,203,324
Textiles, Apparel & Luxury Goods	104,872,382	66,795,667	—	171,668,049
Total Common Stocks	2,379,393,665	210,475,299	—	2,589,868,964
Total Short-Term Investment*	—	13,954,444	—	13,954,444
Total Securities Lending Reinvestments*	—	242,015,801	—	242,015,801
Total Investments	$2,379,393,665	$466,445,544	$—	$2,845,839,209

Collateral for Securities Loaned (Liability)	$—	$(241,838,493)	$—	$(241,838,493)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-146

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—98.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
AAR Corp.	32,090	$1,322,429
Aerojet Rocketdyne Holdings, Inc. (a) (b)	59,215	2,990,950
BWX Technologies, Inc.	28,779	1,646,446
Hexcel Corp.	24,301	1,995,841
Kratos Defense & Security Solutions, Inc. (a)	50,944	947,304
Mercury Systems, Inc. (a)	26,825	2,177,385

		11,080,355

Air Freight & Logistics—0.2%
Air Transport Services Group, Inc. (a)	37,940	797,499

Auto Components—1.5%
Cooper Tire & Rubber Co. (b)	53,136	1,387,912
Fox Factory Holding Corp. (a) (b)	34,989	2,177,716
LCI Industries (b)	14,660	1,346,521
Stoneridge, Inc. (a) (b)	43,224	1,338,647

		6,250,796

Banks—10.4%
Ameris Bancorp	58,218	2,342,692
BancorpSouth Bank	62,743	1,857,820
Bank OZK	39,676	1,081,964
Bryn Mawr Bank Corp.	59,197	2,161,282
Carolina Financial Corp.	35,308	1,254,846
Cathay General Bancorp	52,460	1,822,198
CenterState Bank Corp.	83,285	1,997,591
CVB Financial Corp.	94,169	1,965,307
First Financial Bancorp	90,458	2,213,960
Home BancShares, Inc. (b)	129,552	2,434,930
Iberiabank Corp.	35,130	2,653,720
PacWest Bancorp	53,740	1,952,912
Pinnacle Financial Partners, Inc. (b)	37,880	2,149,690
Popular, Inc.	57,298	3,098,676
Prosperity Bancshares, Inc.	42,944	3,033,135
Signature Bank	15,796	1,883,199
TCF Financial Corp.	82,403	3,137,082
Triumph Bancorp, Inc. (a)	78,995	2,519,151
Wintrust Financial Corp.	43,005	2,779,413

		42,339,568

Beverages—0.5%
Cott Corp.	156,629	1,953,164

Biotechnology—2.5%
Aimmune Therapeutics, Inc. (a) (b)	43,953	920,376
Argenx SE (ADR) (a)	10,553	1,202,620
Blueprint Medicines Corp. (a) (b)	12,575	923,885
Epizyme, Inc. (a)	72,214	744,887
Genomic Health, Inc. (a)	15,545	1,054,262
Halozyme Therapeutics, Inc. (a)	58,083	900,867
PTC Therapeutics, Inc. (a)	17,303	585,188
Repligen Corp. (a)	17,107	1,311,936
Ultragenyx Pharmaceutical, Inc. (a) (b)	10,707	458,045
United Therapeutics Corp. (a)	16,309	1,300,643

Biotechnology—(Continued)
Xencor, Inc. (a) (b)	26,264	885,885

		10,288,594

Building Products—2.2%
AAON, Inc. (b)	30,886	1,418,903
Advanced Drainage Systems, Inc.	22,723	733,271
American Woodmark Corp. (a) (b)	16,146	1,435,541
Armstrong World Industries, Inc.	34,125	3,299,887
Trex Co., Inc. (a) (b)	23,713	2,156,223

		9,043,825

Capital Markets—1.5%
Assetmark Financial Holdings, Inc. (a)	38,342	998,809
Donnelley Financial Solutions, Inc. (a)	122,388	1,507,820
Hamilton Lane, Inc. - Class A	17,048	971,054
Stifel Financial Corp.	46,489	2,667,539

		6,145,222

Chemicals—2.1%
AdvanSix, Inc. (a)	70,052	1,801,737
Ashland Global Holdings, Inc.	22,086	1,701,726
Cabot Corp. (b)	40,908	1,853,951
Ingevity Corp. (a)	15,638	1,326,728
WR Grace & Co.	26,112	1,743,237

		8,427,379

Commercial Services & Supplies—3.4%
Casella Waste Systems, Inc. - Class A (a)	33,013	1,417,578
Clean Harbors, Inc. (a)	33,861	2,614,069
IAA, Inc. (a)	62,203	2,595,731
KAR Auction Services, Inc. (b)	62,203	1,527,084
Kimball International, Inc. - Class B	74,366	1,435,264
McGrath RentCorp	6,638	461,938
Viad Corp.	58,200	3,908,130

		13,959,794

Communications Equipment—0.7%
Digi International, Inc. (a)	95,393	1,299,253
Viavi Solutions, Inc. (a)	119,300	1,670,796

		2,970,049

Construction & Engineering—0.8%
Arcosa, Inc.	66,800	2,285,228
Primoris Services Corp.	47,498	931,436

		3,216,664

Distributors—0.9%
Core-Mark Holding Co., Inc.	46,959	1,508,088
Pool Corp.	11,509	2,321,366

		3,829,454

Diversified Consumer Services—1.9%
Chegg, Inc. (a)	5,328	159,574

BHFTII-147

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—(Continued)
frontdoor, Inc. (a)	43,044	$2,090,647
Grand Canyon Education, Inc. (a)	17,970	1,764,654
Laureate Education, Inc. - Class A (a)	98,274	1,628,891
OneSpaWorld Holdings, Ltd. (a) (b)	55,052	854,958
ServiceMaster Global Holdings, Inc. (a)	25,132	1,404,879

		7,903,603

Diversified Financial Services—0.6%
Cannae Holdings, Inc. (a)	89,256	2,451,862

Diversified Telecommunication Services —1.4%
Bandwidth, Inc. - Class A (a)	14,219	925,799
Cogent Communications Holdings, Inc.	25,403	1,399,705
GCI Liberty, Inc. - Class A (a) (b)	53,435	3,316,711

		5,642,215

Electric Utilities—1.0%
ALLETE, Inc.	48,118	4,205,994

Electrical Equipment—0.9%
Generac Holdings, Inc. (a)	24,825	1,944,790
TPI Composites, Inc. (a) (b)	85,785	1,608,469

		3,553,259

Electronic Equipment, Instruments & Components—2.4%
Kimball Electronics, Inc. (a)	38,991	565,759
Littelfuse, Inc.	18,772	3,328,463
Methode Electronics, Inc.	57,982	1,950,515
Novanta, Inc. (a)	18,168	1,484,689
Rogers Corp. (a)	12,020	1,643,254
TTM Technologies, Inc. (a) (b)	74,101	903,662

		9,876,342

Energy Equipment & Services—1.2%
Apergy Corp. (a)	110,748	2,995,734
Cactus, Inc. - Class A (a)	39,401	1,140,265
DMC Global, Inc. (b)	15,637	687,715

		4,823,714

Entertainment—0.7%
IMAX Corp. (a)	62,569	1,373,390
Liberty Braves Group - Class C (a)	46,198	1,281,994

		2,655,384

Equity Real Estate Investment Trusts—5.9%
American Campus Communities, Inc.	38,783	1,864,687
Americold Realty Trust	65,646	2,433,497
CubeSmart (b)	63,463	2,214,859
CyrusOne, Inc.	31,272	2,473,615
Essential Properties Realty Trust, Inc.	99,940	2,289,625
JBG SMITH Properties	57,281	2,245,988
National Retail Properties, Inc.	31,847	1,796,171
Outfront Media, Inc.	58,965	1,638,048
Retail Opportunity Investments Corp.	115,530	2,106,112

Equity Real Estate Investment Trusts—(Continued)
Rexford Industrial Realty, Inc.	65,662	2,890,441
Ryman Hospitality Properties, Inc.	25,498	2,085,991

		24,039,034

Food & Staples Retailing—0.4%
Chefs’ Warehouse, Inc. (The) (a) (b)	39,709	1,601,067

Food Products—3.2%
Darling Ingredients, Inc. (a)	78,726	1,506,028
Freshpet, Inc. (a)	39,401	1,960,988
J&J Snack Foods Corp.	14,258	2,737,536
Nomad Foods, Ltd. (a)	162,805	3,337,503
Post Holdings, Inc. (a)	19,974	2,114,048
Simply Good Foods Co. (The) (a)	47,992	1,391,288

		13,047,391

Health Care Equipment & Supplies—2.7%
AtriCure, Inc. (a) (b)	43,742	1,090,926
Avanos Medical, Inc. (a)	45,994	1,722,935
CONMED Corp. (b)	18,823	1,809,832
CryoLife, Inc. (a) (b)	32,735	888,755
Penumbra, Inc. (a) (b)	6,982	939,009
Quidel Corp. (a)	42,489	2,606,700
Varex Imaging Corp. (a)	68,337	1,950,338

		11,008,495

Health Care Providers & Services—1.5%
Amedisys, Inc. (a)	11,588	1,518,144
AMN Healthcare Services, Inc. (a)	35,597	2,048,963
BioTelemetry, Inc. (a) (b)	23,666	963,916
LHC Group, Inc. (a) (b)	13,950	1,584,162

		6,115,185

Health Care Technology—0.7%
HMS Holdings Corp. (a)	38,935	1,341,895
Inovalon Holdings, Inc. - Class A (a)	25,445	417,043
Medidata Solutions, Inc. (a)	10,024	917,196

		2,676,134

Hotels, Restaurants & Leisure—2.5%
Churchill Downs, Inc.	30,462	3,760,686
Cracker Barrel Old Country Store, Inc. (b)	8,442	1,373,091
Marriott Vacations Worldwide Corp.	26,382	2,733,439
Planet Fitness, Inc. - Class A (a)	18,405	1,065,098
Wingstop, Inc.	16,217	1,415,420

		10,347,734

Household Durables—0.6%
Helen of Troy, Ltd. (a)	15,831	2,495,915

Independent Power and Renewable Electricity Producers—2.0%
NextEra Energy Partners LP (b)	56,995	3,011,616
NRG Energy, Inc.	51,641	2,044,983

BHFTII-148

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Independent Power and Renewable Electricity Producers—(Continued)
Vistra Energy Corp.	114,360	$3,056,843

		8,113,442

Industrial Conglomerates—0.5%
Raven Industries, Inc.	59,151	1,979,192

Insurance—4.4%
Employers Holdings, Inc.	65,494	2,854,229
First American Financial Corp.	48,823	2,881,045
Goosehead Insurance, Inc. - Class A (b)	42,221	2,083,606
James River Group Holdings, Ltd.	24,171	1,238,522
Kinsale Capital Group, Inc.	23,358	2,413,115
Palomar Holdings, Inc. (a)	18,242	719,100
ProAssurance Corp.	47,449	1,910,771
Reinsurance Group of America, Inc.	19,152	3,062,022
Trupanion, Inc. (a) (b)	25,319	643,609

		17,806,019

Internet & Direct Marketing Retail—0.3%
Qurate Retail, Inc. (a)	103,173	1,064,229

IT Services—5.4%
Conduent, Inc. (a)	145,416	904,488
CSG Systems International, Inc.	39,060	2,018,621
Euronet Worldwide, Inc. (a)	19,030	2,784,089
EVERTEC, Inc.	34,022	1,062,167
Evo Payments, Inc. - Class A (a)	56,250	1,581,750
Genpact, Ltd.	82,491	3,196,526
InterXion Holding NV (a)	27,260	2,220,600
NIC, Inc.	39,570	817,121
Perspecta, Inc.	82,286	2,149,310
WEX, Inc. (a)	14,178	2,864,948
WNS Holdings, Ltd. (ADR) (a)	39,298	2,308,757

		21,908,377

Leisure Products—0.7%
Brunswick Corp.	29,418	1,533,266
Callaway Golf Co. (b)	65,471	1,270,792

		2,804,058

Life Sciences Tools & Services—1.3%
Adaptive Biotechnologies Corp. (a) (b)	20,166	623,129
Cambrex Corp. (a)	32,274	1,920,303
NeoGenomics, Inc. (a) (b)	45,120	862,695
PRA Health Sciences, Inc. (a)	20,166	2,001,072

		5,407,199

Machinery—5.1%
Alamo Group, Inc.	21,639	2,547,343
Albany International Corp. - Class A	25,277	2,278,974
Altra Industrial Motion Corp.	25,476	705,558
Chart Industries, Inc. (a) (b)	21,059	1,313,239
Columbus McKinnon Corp.	60,543	2,205,582
Harsco Corp. (a)	193,188	3,662,844
John Bean Technologies Corp.	13,507	1,343,001

Machinery—(Continued)
Kadant, Inc. (b)	24,343	2,137,072
Kornit Digital, Ltd. (a)	45,254	1,392,918
Proto Labs, Inc. (a) (b)	12,496	1,275,842
RBC Bearings, Inc. (a)	12,172	2,019,457

		20,881,830

Marine—0.3%
Kirby Corp. (a)	12,916	1,061,179

Media—0.9%
Gray Television, Inc. (a) (b)	149,817	2,445,014
John Wiley & Sons, Inc. - Class A (b)	30,665	1,347,420

		3,792,434

Metals & Mining—0.3%
Ferroglobe Representation & Warranty Insurance Trust (a) (c) (d)	141,548	0
Haynes International, Inc.	37,282	1,336,187

		1,336,187

Multi-Utilities—1.4%
MDU Resources Group, Inc.	81,083	2,285,730
NorthWestern Corp.	42,410	3,182,870

		5,468,600

Oil, Gas & Consumable Fuels—1.0%
Arch Coal, Inc. - Class A (b)	13,400	994,280
SRC Energy, Inc. (a)	203,619	948,865
Viper Energy Partners LP	73,615	2,036,927

		3,980,072

Personal Products—0.3%
Medifast, Inc. (b)	13,450	1,393,823

Pharmaceuticals—2.1%
Catalent, Inc. (a) (b)	46,744	2,227,819
Horizon Therapeutics plc (a)	42,616	1,160,433
MyoKardia, Inc. (a) (b)	13,760	717,584
Pacira BioSciences, Inc. (a)	23,657	900,622
Reata Pharmaceuticals, Inc. - Class A (a) (b)	9,968	800,331
Supernus Pharmaceuticals, Inc. (a)	75,508	2,074,960
Zogenix, Inc. (a)	17,093	684,404

		8,566,153

Professional Services—2.7%
ASGN, Inc. (a)	33,898	2,130,828
Clarivate Analytics plc (a) (b)	88,513	1,493,214
Huron Consulting Group, Inc. (a)	26,731	1,639,680
ICF International, Inc.	19,585	1,654,345
Insperity, Inc.	22,797	2,248,240
Korn Ferry	48,732	1,883,005

		11,049,312

Road & Rail—0.9%
Genesee & Wyoming, Inc. - Class A (a)	19,217	2,123,671

BHFTII-149

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—(Continued)
Old Dominion Freight Line, Inc.	9,693	$1,647,519

		3,771,190

Semiconductors & Semiconductor Equipment—2.3%
Advanced Energy Industries, Inc. (a)	36,828	2,114,295
Mellanox Technologies, Ltd. (a)	15,001	1,643,960
Monolithic Power Systems, Inc.	11,769	1,831,609
Silicon Laboratories, Inc. (a)	14,929	1,662,344
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a)	63,311	1,218,104
Versum Materials, Inc.	13,259	701,799

		9,172,111

Software—4.5%
ACI Worldwide, Inc. (a)	45,312	1,419,398
Cornerstone OnDemand, Inc. (a)	17,749	973,000
Envestnet, Inc. (a)	25,261	1,432,299
Five9, Inc. (a)	34,251	1,840,649
Globant S.A. (a)	12,630	1,156,655
HubSpot, Inc. (a)	8,754	1,327,194
LogMeIn, Inc.	18,215	1,292,536
Mimecast, Ltd. (a)	32,149	1,146,755
PROS Holdings, Inc. (a)	13,560	808,176
Q2 Holdings, Inc. (a) (b)	24,274	1,914,490
Rapid7, Inc. (a)	32,189	1,461,059
RealPage, Inc. (a) (b)	27,773	1,745,811
Verint Systems, Inc. (a)	38,164	1,632,656

		18,150,678

Specialty Retail—1.6%
Aaron’s, Inc.	40,040	2,572,971
National Vision Holdings, Inc. (a)	50,142	1,206,918
Sonic Automotive, Inc. - Class A	21,271	668,122
Urban Outfitters, Inc. (a) (b)	68,424	1,922,030

		6,370,041

Textiles, Apparel & Luxury Goods—0.7%
Columbia Sportswear Co.	17,710	1,715,922
Steven Madden, Ltd.	29,859	1,068,654

		2,784,576

Thrifts & Mortgage Finance—2.0%
Essent Group, Ltd.	27,729	1,321,842
Federal Agricultural Mortgage Corp. - Class C	21,608	1,764,509
Meta Financial Group, Inc. (b)	62,223	2,029,092
NMI Holdings, Inc. - Class A (a)	45,673	1,199,373
OceanFirst Financial Corp.	78,960	1,863,456

		8,178,272

Trading Companies & Distributors—0.5%
SiteOne Landscape Supply, Inc. (a) (b)	27,710	2,051,094

Total Common Stocks (Cost $292,581,113)		399,835,759

Short-Term Investment—2.0%
Security Description	Principal Amount*	Value

Repurchase Agreement—2.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $8,217,934; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $8,382,964.	8,217,751	$8,217,751

Total Short-Term Investments (Cost $8,217,751)		8,217,751

Securities Lending Reinvestments (e)—14.8%

Certificates of Deposit—3.0%
BNP Paribas S.A. New York 2.289%, 3M LIBOR + 0.050%, 11/06/19 (f)	1,000,000	1,000,185
Canadian Imperial Bank of Commerce 2.180%, FEDEFF PRV + 0.350%, 08/06/20 (f)	2,000,000	2,000,010
Chiba Bank, Ltd.
2.230%, 11/20/19	2,000,000	2,000,012
2.270%, 10/08/19	1,000,000	1,000,028
Credit Industriel et Commercial 2.260%, 1M LIBOR + 0.160%, 01/03/20 (f)	1,000,000	999,874
DZ Bank AG Zero Coupon, 11/18/19	994,301	997,180
Nationwide Building Society Zero Coupon, 10/09/19	1,996,323	1,998,940
Standard Chartered Bank 2.230%, FEDEFF PRV + 0.400%, 03/13/20 (f)	2,000,000	1,999,988

		11,996,217

Commercial Paper—1.0%
Agricultural Bank of China 2.295%, 12/11/19	994,263	995,388
China Construction Bank Corp. 2.470%, 10/18/19	993,756	998,858
Industrial & Commercial Bank of China, Corp. 2.470%, 10/25/19	993,688	998,636
Toronto-Dominion Bank 2.417%, 1M LIBOR + 0.350%, 11/05/19 (f)	1,000,000	1,000,149

		3,993,031

Repurchase Agreements—10.8%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $3,000,160; collateralized by various Common Stock with an aggregate market value of $3,300,001.	3,000,000	3,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $201,160; collateralized by various Common Stock with an aggregate market value of $220,000.	200,000	200,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $4,024,840; collateralized by various Common Stock with an aggregate market value of $4,400,452.	4,000,000	4,000,000

BHFTII-150

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $1,002,110; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	$1,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,200,080; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $1,224,001.	1,200,000	1,200,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,100,073; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $1,122,000.	1,100,000	1,100,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $7,828,122; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $7,984,286.	7,827,731	7,827,731
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $1,400,077; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $1,558,203.	1,400,000	1,400,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $5,001,964; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $5,557,037.	5,000,000	5,000,000
Nomura Securities International, Inc. Repurchase Agreement dated 09/30/19 at 2.350%, due on 10/01/19 with a maturity value of $7,000,457; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.250%, maturity dates ranging from 11/15/19 - 02/15/49, and an aggregate market value of $7,140,000.	7,000,000	7,000,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $3,300,181; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $3,666,504.	3,300,000	3,300,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $2,000,110; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,222,124.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $1,800,700; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,999,911.	1,800,000	1,800,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $2,300,894; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,555,442.	2,300,000	2,300,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $1,000,389; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,111,062.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $2,000,778; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,222,124.	2,000,000	2,000,000

		44,127,731

Total Securities Lending Reinvestments (Cost $60,116,502)		60,116,979

Total Investments—115.0% (Cost $360,915,366)		468,170,489
Other assets and liabilities (net)—(15.0)%		(61,152,501)

Net Assets—100.0%		$407,017,988

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $59,936,977 and the collateral received consisted of cash in the amount of $60,100,062 and non-cash collateral with a value of $988,413. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, these securities represent less than 0.05% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-151

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$11,080,355	$—	$—	$11,080,355
Air Freight & Logistics	797,499	—	—	797,499
Auto Components	6,250,796	—	—	6,250,796
Banks	42,339,568	—	—	42,339,568
Beverages	1,953,164	—	—	1,953,164
Biotechnology	10,288,594	—	—	10,288,594
Building Products	9,043,825	—	—	9,043,825
Capital Markets	6,145,222	—	—	6,145,222
Chemicals	8,427,379	—	—	8,427,379
Commercial Services & Supplies	11,364,063	—	—	11,364,063
Communications Equipment	2,970,049	—	—	2,970,049
Construction & Engineering	3,216,664	—	—	3,216,664
Distributors	6,425,185	—	—	6,425,185
Diversified Consumer Services	7,903,603	—	—	7,903,603
Diversified Financial Services	2,451,862	—	—	2,451,862
Diversified Telecommunication Services	5,642,215	—	—	5,642,215
Electric Utilities	4,205,994	—	—	4,205,994
Electrical Equipment	3,553,259	—	—	3,553,259
Electronic Equipment, Instruments & Components	9,876,342	—	—	9,876,342
Energy Equipment & Services	4,823,714	—	—	4,823,714
Entertainment	2,655,384	—	—	2,655,384
Equity Real Estate Investment Trusts	24,039,034	—	—	24,039,034
Food & Staples Retailing	1,601,067	—	—	1,601,067
Food Products	13,047,391	—	—	13,047,391
Health Care Equipment & Supplies	11,008,495	—	—	11,008,495
Health Care Providers & Services	6,115,185	—	—	6,115,185
Health Care Technology	2,676,134	—	—	2,676,134
Hotels, Restaurants & Leisure	10,347,734	—	—	10,347,734
Household Durables	2,495,915	—	—	2,495,915
Independent Power and Renewable Electricity Producers	8,113,442	—	—	8,113,442
Industrial Conglomerates	1,979,192	—	—	1,979,192
Insurance	17,806,019	—	—	17,806,019
Internet & Direct Marketing Retail	1,064,229	—	—	1,064,229
IT Services	21,908,377	—	—	21,908,377
Leisure Products	2,804,058	—	—	2,804,058
Life Sciences Tools & Services	5,407,199	—	—	5,407,199
Machinery	20,881,830	—	—	20,881,830
Marine	1,061,179	—	—	1,061,179
Media	3,792,434	—	—	3,792,434
Metals & Mining	1,336,187	—	0	1,336,187
Multi-Utilities	5,468,600	—	—	5,468,600
Oil, Gas & Consumable Fuels	3,980,072	—	—	3,980,072

BHFTII-152

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Personal Products	$1,393,823	$—	$—	$1,393,823
Pharmaceuticals	8,566,153	—	—	8,566,153
Professional Services	11,049,312	—	—	11,049,312
Road & Rail	3,771,190	—	—	3,771,190
Semiconductors & Semiconductor Equipment	9,172,111	—	—	9,172,111
Software	18,150,678	—	—	18,150,678
Specialty Retail	6,370,041	—	—	6,370,041
Textiles, Apparel & Luxury Goods	2,784,576	—	—	2,784,576
Thrifts & Mortgage Finance	8,178,272	—	—	8,178,272
Trading Companies & Distributors	2,051,094	—	—	2,051,094
Total Common Stocks	399,835,759	—	0	399,835,759
Total Short-Term Investment*	—	8,217,751	—	8,217,751
Total Securities Lending Reinvestments*	—	60,116,979	—	60,116,979
Total Investments	$399,835,759	$68,334,730	$0	$468,170,489

Collateral for Securities Loaned (Liability)	$—	$(60,100,062)	$—	$(60,100,062)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2019 is not presented.

BHFTII-153

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—97.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.9%
AAR Corp.	80,218	$3,305,784
Hexcel Corp.	60,750	4,989,397
Kratos Defense & Security Solutions, Inc. (a)	127,607	2,372,852
Mercury Systems, Inc. (a)	67,059	5,443,179

		16,111,212

Air Freight & Logistics—0.6%
Air Transport Services Group, Inc. (a)	94,842	1,993,579

Auto Components—1.8%
Fox Factory Holding Corp. (a)	42,850	2,666,984
Stoneridge, Inc. (a) (b)	108,053	3,346,401

		6,013,385

Banks—0.8%
TCF Financial Corp.	65,617	2,498,039

Biotechnology—6.8%
Aimmune Therapeutics, Inc. (a) (b)	109,874	2,300,762
Argenx SE (ADR) (a)	26,381	3,006,379
Blueprint Medicines Corp. (a) (b)	31,436	2,309,603
Epizyme, Inc. (a)	180,523	1,862,095
Genomic Health, Inc. (a)	38,861	2,635,553
Halozyme Therapeutics, Inc. (a)	145,196	2,251,990
PTC Therapeutics, Inc. (a)	43,547	1,472,759
Repligen Corp. (a)	42,764	3,279,571
Ultragenyx Pharmaceutical, Inc. (a) (b)	26,767	1,145,092
Xencor, Inc. (a) (b)	65,657	2,214,611

		22,478,415

Building Products—3.3%
AAON, Inc. (b)	77,209	3,546,981
Advanced Drainage Systems, Inc.	56,929	1,837,099
Trex Co., Inc. (a) (b)	59,279	5,390,240

		10,774,320

Capital Markets—1.5%
Assetmark Financial Holdings, Inc. (a)	95,850	2,496,893
Hamilton Lane, Inc. - Class A	42,619	2,427,578

		4,924,471

Commercial Services & Supplies—1.4%
Casella Waste Systems, Inc. - Class A (a)	82,527	3,543,709
McGrath RentCorp	16,774	1,167,303

		4,711,012

Construction & Engineering—0.7%
Primoris Services Corp.	118,736	2,328,413

Distributors—1.8%
Pool Corp.	28,770	5,802,909

Diversified Consumer Services—2.7%
Chegg, Inc. (a)	13,319	398,904
Grand Canyon Education, Inc. (a)	44,923	4,411,439
Laureate Education, Inc. - Class A (a)	245,667	4,071,930

		8,882,273

Diversified Telecommunication Services—1.8%
Bandwidth, Inc. - Class A (a)	35,547	2,314,465
Cogent Communications Holdings, Inc.	63,504	3,499,071

		5,813,536

Electrical Equipment—1.5%
Generac Holdings, Inc. (a)	62,058	4,861,624

Electronic Equipment, Instruments & Components—1.8%
Novanta, Inc. (a)	45,417	3,711,477
Rogers Corp. (a)	16,192	2,213,609

		5,925,086

Energy Equipment & Services—1.5%
Apergy Corp. (a)	73,141	1,978,464
Cactus, Inc. - Class A (a)	98,495	2,850,445

		4,828,909

Entertainment—1.0%
IMAX Corp. (a)	156,412	3,433,243

Food & Staples Retailing—1.2%
Chefs’ Warehouse, Inc. (The) (a) (b)	99,266	4,002,405

Food Products—2.5%
Freshpet, Inc. (a)	98,495	4,902,096
Simply Good Foods Co. (The) (a)	119,972	3,477,988

		8,380,084

Health Care Equipment & Supplies—4.3%
AtriCure, Inc. (a)	109,349	2,727,164
CONMED Corp.	47,056	4,524,434
CryoLife, Inc. (a) (b)	81,832	2,221,739
Penumbra, Inc. (a) (b)	17,455	2,347,523
Quidel Corp. (a)	38,780	2,379,153

		14,200,013

Health Care Providers & Services—3.1%
Amedisys, Inc. (a)	28,968	3,795,098
BioTelemetry, Inc. (a)	59,160	2,409,587
LHC Group, Inc. (a)	34,872	3,960,064

		10,164,749

Health Care Technology—2.0%
HMS Holdings Corp. (a)	97,330	3,354,478
Inovalon Holdings, Inc. - Class A (a)	64,205	1,052,320
Medidata Solutions, Inc. (a)	25,058	2,292,807

		6,699,605

BHFTII-154

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—1.9%
Planet Fitness, Inc. - Class A (a)	46,011	$2,662,657
Wingstop, Inc.	40,539	3,538,244

		6,200,901

Insurance—5.4%
Goosehead Insurance, Inc. - Class A	105,545	5,208,646
James River Group Holdings, Ltd.	60,424	3,096,126
Kinsale Capital Group, Inc.	58,390	6,032,271
Palomar Holdings, Inc. (a)	46,099	1,817,222
Trupanion, Inc. (a) (b)	63,294	1,608,933

		17,763,198

IT Services—6.0%
EVERTEC, Inc.	85,048	2,655,199
Evo Payments, Inc. - Class A (a)	140,615	3,954,094
InterXion Holding NV (a)	68,145	5,551,092
NIC, Inc.	99,262	2,049,760
WNS Holdings, Ltd. (ADR) (a)	98,239	5,771,541

		19,981,686

Leisure Products—1.0%
Callaway Golf Co. (b)	163,665	3,176,738

Life Sciences Tools & Services—2.6%
Adaptive Biotechnologies Corp. (a)	50,412	1,557,731
NeoGenomics, Inc. (a) (b)	112,792	2,156,583
PRA Health Sciences, Inc. (a)	50,412	5,002,383

		8,716,697

Machinery—7.1%
Albany International Corp. - Class A	63,189	5,697,120
Chart Industries, Inc. (a) (b)	52,644	3,282,880
Harsco Corp. (a)	153,398	2,908,426
Kornit Digital, Ltd. (a)	113,128	3,482,080
Proto Labs, Inc. (a) (b)	31,239	3,189,502
RBC Bearings, Inc. (a)	30,431	5,048,807

		23,608,815

Pharmaceuticals—3.7%
Horizon Therapeutics plc (a)	106,532	2,900,866
MyoKardia, Inc. (a) (b)	34,398	1,793,856
Pacira BioSciences, Inc. (a)	59,141	2,251,498
Reata Pharmaceuticals, Inc. - Class A (a) (b)	24,920	2,000,827
Supernus Pharmaceuticals, Inc. (a)	56,672	1,557,347
Zogenix, Inc. (a)	42,731	1,710,949

		12,215,343

Professional Services—2.5%
Huron Consulting Group, Inc. (a)	66,822	4,098,862
ICF International, Inc.	48,962	4,135,820

		8,234,682

Semiconductors & Semiconductor Equipment—2.6%
Monolithic Power Systems, Inc.	29,422	4,578,946
Silicon Laboratories, Inc. (a)	37,321	4,155,693

		8,734,639

Software—10.5%
Cornerstone OnDemand, Inc. (a)	44,370	2,432,363
Envestnet, Inc. (a)	63,149	3,580,548
Five9, Inc. (a)	85,621	4,601,273
Globant S.A. (a)	31,574	2,891,547
HubSpot, Inc. (a)	21,885	3,317,985
Mimecast, Ltd. (a)	80,368	2,866,727
PROS Holdings, Inc. (a)	33,900	2,020,440
Q2 Holdings, Inc. (a) (b)	60,681	4,785,910
Rapid7, Inc. (a)	80,467	3,652,397
RealPage, Inc. (a)	69,428	4,364,244

		34,513,434

Specialty Retail—1.4%
National Vision Holdings, Inc. (a) (b)	125,652	3,024,444
Sonic Automotive, Inc. - Class A	53,673	1,685,869

		4,710,313

Textiles, Apparel & Luxury Goods—2.1%
Columbia Sportswear Co.	44,271	4,289,417
Steven Madden, Ltd.	74,642	2,671,437

		6,960,854

Thrifts & Mortgage Finance—1.9%
Essent Group, Ltd.	69,318	3,304,389
NMI Holdings, Inc. - Class A (a)	114,174	2,998,209

		6,302,598

Trading Companies & Distributors—1.6%
SiteOne Landscape Supply, Inc. (a) (b)	69,270	5,127,365

Total Common Stocks (Cost $246,101,787)		321,074,545

Short-Term Investment—3.3%

Repurchase Agreement—3.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $10,770,848; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $10,987,339.	10,770,609	10,770,609

Total Short-Term Investments (Cost $10,770,609)		10,770,609

BHFTII-155

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—14.4%

Security Description	Principal Amount*	Value

Certificates of Deposit—2.0%
BNP Paribas S.A. New York
2.289%, 3M LIBOR + 0.050%, 11/06/19 (d)	1,000,000	$1,000,185
Canadian Imperial Bank of Commerce 2.180%, FEDEFF PRV + 0.350%, 08/06/20 (d)	1,000,000	1,000,005
Chiba Bank, Ltd. 2.230%, 11/20/19	2,000,000	2,000,012
Credit Industriel et Commercial 2.260%, 1M LIBOR + 0.160%, 01/03/20 (d)	1,000,000	999,874
DZ Bank AG Zero Coupon, 11/18/19	994,301	997,180
Wells Fargo Bank N.A. 2.477%, 3M LIBOR + 0.210%, 10/25/19 (d)	500,000	500,116

		6,497,372

Commercial Paper—0.4%
Agricultural Bank of China 2.295%, 12/11/19	994,263	995,388
Bank of China, Ltd. 2.290%, 12/09/19	497,138	497,724

		1,493,112

Repurchase Agreements—11.7%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $4,000,213; collateralized by various Common Stock with an aggregate market value of $4,400,001.	4,000,000	4,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $502,901; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $1,002,110; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,100,073; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $1,122,001.	1,100,000	1,100,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,000,067; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $3,930,374; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $4,008,781.	3,930,177	3,930,177

Repurchase Agreements—(Continued)
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/30/19 at 2.370%, due on 03/30/20 with a maturity value of $1,011,982; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.375%, maturity dates ranging from 03/15/22 - 05/15/29, and various Common Stock with an aggregate market value of $1,097,669.	1,000,000	1,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $1,300,072; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $1,446,903.	1,300,000	1,300,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $2,000,786; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $2,222,815.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $5,001,964; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $5,557,037.	5,000,000	5,000,000
Nomura Securities International, Inc. Repurchase Agreement dated 09/30/19 at 2.350%, due on 10/01/19 with a maturity value of $9,000,588; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.250%, maturity dates ranging from 11/15/19 - 02/15/49, and an aggregate market value of $9,180,000.	9,000,000	9,000,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $3,000,164; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $3,333,186.	3,000,000	3,000,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $1,000,055; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,111,062.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $1,200,467; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,333,274.	1,200,000	1,200,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $1,200,467; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,333,274.	1,200,000	1,200,000

BHFTII-156

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $1,000,389; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,111,062.	1,000,000	$1,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $1,500,583; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,666,593.	1,500,000	1,500,000

		38,730,177

Time Deposit—0.3%
Shizuoka Bank, Ltd. 2.250%, 10/18/19	1,000,000	1,000,000

Total Securities Lending Reinvestments (Cost $47,720,546)		47,720,661

Total Investments—115.0% (Cost $304,592,942)		379,565,815
Other assets and liabilities (net)—(15.0)%		(49,463,441)

Net Assets—100.0%		$330,102,374

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $48,196,338 and the collateral received consisted of cash in the amount of $47,715,879 and non-cash collateral with a value of $2,102,712. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-157

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$321,074,545	$—	$—	$321,074,545
Total Short-Term Investment*	—	10,770,609	—	10,770,609
Total Securities Lending Reinvestments*	—	47,720,661	—	47,720,661
Total Investments	$321,074,545	$58,491,270	$—	$379,565,815

Collateral for Securities Loaned (Liability)	$—	$(47,715,879)	$—	$(47,715,879)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-158

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—68.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—27.6%
Fannie Mae 15 Yr. Pool
2.500%, 12/01/27	2,152,749	$2,176,409
2.500%, 02/01/28	1,752,782	1,772,045
2.500%, 07/01/28	3,002,930	3,039,051
2.500%, 10/01/28	1,884,072	1,906,735
2.500%, 03/01/30	2,051,425	2,077,926
2.500%, 09/01/31	3,247,536	3,289,197
2.500%, 01/01/32	1,060,137	1,073,737
2.500%, 04/01/32	2,257,069	2,282,813
2.500%, 09/01/32	752,647	761,231
3.000%, 01/01/27	755,902	773,053
3.000%, 02/01/27	1,278,184	1,307,184
3.000%, 03/01/27	655,495	671,233
3.000%, 01/01/29	3,293,999	3,379,393
3.000%, 10/01/29	1,496,174	1,534,316
3.000%, 06/01/30	1,713,034	1,756,779
3.000%, 02/01/33	4,012,950	4,109,013
3.500%, 02/01/26	1,056,406	1,092,776
3.500%, 03/01/26	490,131	507,690
3.500%, 05/01/29	1,373,443	1,424,251
3.500%, 08/01/32	650,070	673,910
3.500%, 03/01/34	1,704,195	1,767,536
4.000%, 01/01/20	7,037	7,037
4.000%, 06/01/24	121,396	126,340
4.000%, 11/01/24	800,074	832,653
4.500%, 08/01/24	222,188	230,797
4.500%, 06/01/25	423,959	442,439
5.000%, 02/01/20	7,100	7,110
5.000%, 01/01/22	25,780	26,267
5.000%, 02/01/24	162,941	167,637
Fannie Mae 20 Yr. Pool
3.000%, 02/01/33	1,255,555	1,292,978
3.000%, 08/01/35	1,788,670	1,841,331
3.000%, 05/01/36	2,491,718	2,567,625
3.500%, 04/01/32	1,097,915	1,140,990
3.500%, 09/01/35	1,622,386	1,685,178
3.500%, 07/01/38	2,154,340	2,229,758
4.000%, 02/01/31	472,274	498,742
4.000%, 03/01/38	1,597,154	1,670,618
4.000%, 07/01/38	2,120,168	2,217,672
4.500%, 08/01/30	282,147	300,573
5.000%, 02/01/24	75,486	80,783
5.000%, 09/01/25	78,093	83,668
5.500%, 07/01/23	47,939	51,864
5.500%, 01/01/24	32,004	34,624
5.500%, 07/01/24	92,511	100,148
5.500%, 07/01/25	91,108	98,648
7.000%, 10/01/21	2,187	2,259
Fannie Mae 30 Yr. Pool
3.000%, 08/01/42	1,236,522	1,273,147
3.000%, 09/01/42	1,563,056	1,609,354
3.000%, 11/01/42	1,840,637	1,895,156
3.000%, 12/01/42	3,721,800	3,832,038
3.000%, 01/01/43	928,341	955,839
3.000%, 02/01/43	3,712,537	3,822,502
3.000%, 03/01/43	3,750,493	3,871,766

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.000%, 05/01/43	2,783,952	2,862,904
3.000%, 07/01/43	7,756,146	7,979,560
3.000%, 09/01/43	1,495,955	1,538,380
3.000%, 05/01/45	2,580,659	2,653,420
3.000%, 05/01/46	2,726,729	2,792,020
3.000%, 06/01/46	3,568,883	3,654,340
3.000%, 08/01/46	3,587,430	3,673,331
3.000%, 02/01/47	8,158,304	8,353,654
3.500%, 12/01/40	1,374,238	1,445,702
3.500%, 03/01/42	911,204	957,313
3.500%, 04/01/42	2,166,063	2,275,670
3.500%, 05/01/42	2,257,752	2,371,999
3.500%, 06/01/42	1,641,194	1,724,242
3.500%, 08/01/42	1,053,388	1,106,691
3.500%, 09/01/42	3,345,376	3,514,659
3.500%, 10/01/42	1,751,989	1,840,644
3.500%, 01/01/43	1,269,805	1,334,059
3.500%, 02/01/43	2,094,657	2,206,210
3.500%, 04/01/43	2,524,242	2,656,125
3.500%, 06/01/43	1,292,235	1,349,490
3.500%, 08/01/44	1,766,976	1,843,286
3.500%, 02/01/45	2,266,607	2,364,493
3.500%, 03/01/45	3,774,764	3,929,051
3.500%, 04/01/45	4,214,626	4,390,640
3.500%, 09/01/45	7,948,538	8,258,742
3.500%, 11/01/45	2,631,975	2,734,692
3.500%, 01/01/46	3,146,863	3,269,675
3.500%, 03/01/46	3,039,039	3,160,162
3.500%, 05/01/46	2,423,254	2,519,835
3.500%, 04/01/47	6,780,206	7,015,940
3.500%, 11/01/47	5,778,541	5,979,450
3.500%, 03/01/48	4,842,310	4,974,683
3.500%, 02/01/49	1,756,752	1,804,776
3.500%, 08/01/49	1,974,722	2,027,676
3.500%, 10/01/49	3,500,000	3,594,577
4.000%, 08/01/34	2,489,967	2,605,316
4.000%, 08/01/39	709,305	758,358
4.000%, 09/01/39	641,928	686,321
4.000%, 12/01/39	788,818	843,369
4.000%, 06/01/40	576,258	616,224
4.000%, 09/01/40	527,543	564,131
4.000%, 12/01/40	3,823,148	4,088,303
4.000%, 01/01/41	1,920,656	2,053,864
4.000%, 02/01/41	2,425,986	2,594,241
4.000%, 12/01/41	961,239	1,027,503
4.000%, 02/01/42	1,014,337	1,084,261
4.000%, 09/01/43	1,439,196	1,529,643
4.000%, 02/01/44	2,386,483	2,540,726
4.000%, 05/01/44	1,525,465	1,615,733
4.000%, 08/01/44	2,211,234	2,342,081
4.000%, 10/01/44	1,266,679	1,341,633
4.000%, 11/01/44	2,587,799	2,717,128
4.000%, 01/01/45	2,079,029	2,202,053
4.000%, 03/01/45	1,315,485	1,388,493
4.000%, 10/01/45	2,412,611	2,546,509

BHFTII-159

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 03/01/47	925,418	$969,084
4.000%, 05/01/47	1,326,330	1,388,937
4.000%, 06/01/47	7,004,215	7,334,835
4.000%, 07/01/47	1,765,717	1,849,064
4.000%, 10/01/47	2,237,987	2,343,627
4.000%, 05/01/48	3,320,698	3,453,203
4.000%, 06/01/48	3,305,921	3,437,837
4.000%, 07/01/48	2,468,093	2,566,577
4.000%, 09/01/48	1,353,021	1,407,010
4.000%, 10/01/48	2,061,121	2,143,395
4.000%, 11/01/48	2,505,704	2,605,688
4.000%, 04/01/49	4,111,448	4,273,008
4.500%, 08/01/33	160,867	170,925
4.500%, 10/01/33	143,938	152,938
4.500%, 04/01/34	62,222	66,106
4.500%, 01/01/39	46,569	50,485
4.500%, 07/01/39	1,028,307	1,115,001
4.500%, 09/01/39	1,402,999	1,521,282
4.500%, 10/01/39	660,836	716,550
4.500%, 05/01/40	894,407	977,901
4.500%, 08/01/40	1,423,376	1,544,263
4.500%, 11/01/40	755,847	820,040
4.500%, 12/01/40	1,393,084	1,511,398
4.500%, 04/01/41	3,453,939	3,746,487
4.500%, 05/01/41	844,309	915,675
4.500%, 03/01/44	819,512	882,335
4.500%, 08/01/47	1,962,101	2,080,056
4.500%, 08/01/48	4,797,109	5,065,710
4.500%, 10/01/48	1,558,092	1,645,332
4.500%, 12/01/48	2,370,771	2,503,516
5.000%, 07/01/33	84,123	92,433
5.000%, 08/01/33	306,775	337,076
5.000%, 09/01/33	125,163	137,525
5.000%, 10/01/33	1,268,374	1,394,937
5.000%, 03/01/34	148,571	163,246
5.000%, 04/01/34	360,162	396,227
5.000%, 05/01/34	45,614	50,226
5.000%, 09/01/34	146,210	160,993
5.000%, 02/01/35	66,537	73,264
5.000%, 04/01/35	51,521	56,676
5.000%, 05/01/35	38,913	42,806
5.000%, 11/01/35	91,652	100,823
5.000%, 03/01/36	343,176	377,512
5.000%, 07/01/37	312,082	344,084
5.000%, 01/01/39	264,042	291,117
5.000%, 04/01/40	955,423	1,053,205
5.000%, 07/01/41	616,080	675,674
5.000%, 04/01/49	2,636,568	2,830,832
5.500%, 10/01/32	27,341	29,718
5.500%, 02/01/33	63,134	70,965
5.500%, 03/01/33	226,903	255,066
5.500%, 08/01/33	435,661	489,737
5.500%, 10/01/33	56,164	63,135
5.500%, 12/01/33	498,771	560,680
5.500%, 02/01/34	94,554	106,510

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 03/01/34	89,122	100,391
5.500%, 04/01/34	34,696	39,083
5.500%, 06/01/34	132,316	149,047
5.500%, 09/01/34	122,206	137,659
5.500%, 12/01/34	89,085	100,350
5.500%, 01/01/35	99,526	112,111
5.500%, 04/01/35	45,465	51,412
5.500%, 06/01/35	96,148	108,725
5.500%, 01/01/37	122,138	137,842
5.500%, 05/01/37	85,151	96,154
5.500%, 05/01/38	48,708	54,785
5.500%, 06/01/38	71,364	80,267
5.500%, 07/01/38	34,587	38,903
6.000%, 08/01/28	1,738	1,744
6.000%, 11/01/28	428	461
6.000%, 12/01/28	524	580
6.000%, 06/01/31	31,688	34,106
6.000%, 09/01/32	52,814	60,185
6.000%, 01/01/33	11,315	12,634
6.000%, 02/01/33	50,071	56,555
6.000%, 03/01/33	69,096	71,981
6.000%, 04/01/33	182,789	198,153
6.000%, 05/01/33	136,073	147,640
6.000%, 05/01/34	68,385	72,292
6.000%, 09/01/34	111,405	121,972
6.000%, 11/01/34	177,147	204,411
6.000%, 01/01/35	60,948	68,545
6.000%, 07/01/36	24,234	27,730
6.000%, 09/01/36	84,307	97,457
6.000%, 07/01/37	45,034	48,561
6.000%, 08/01/37	126,711	145,539
6.000%, 09/01/37	211,435	243,054
6.000%, 10/01/37	77,642	88,843
6.000%, 05/01/38	340,085	393,012
6.000%, 12/01/38	80,324	92,136
6.500%, 05/01/28	26,829	30,038
6.500%, 12/01/28	98,569	105,732
6.500%, 03/01/29	1,925	2,125
6.500%, 04/01/29	16,862	18,928
6.500%, 05/01/29	4,051	4,583
6.500%, 08/01/29	708	780
6.500%, 05/01/30	12,505	12,871
6.500%, 09/01/31	3,533	3,755
6.500%, 06/01/32	14,119	16,398
6.500%, 10/01/33	58,430	64,127
6.500%, 10/01/34	160,847	186,613
6.500%, 10/01/37	39,679	45,595
7.000%, 06/01/26	278	293
7.000%, 06/01/28	5,923	6,056
7.000%, 10/01/29	5,166	5,969
7.000%, 12/01/29	2,895	3,063
7.000%, 06/01/32	42,116	49,138
7.000%, 10/01/37	98,459	118,646
7.500%, 09/01/25	2,350	2,619
7.500%, 06/01/26	2,143	2,421

BHFTII-160

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
7.500%, 07/01/29	6,415	$7,408
7.500%, 10/01/29	3,825	4,105
8.000%, 11/01/29	72	87
8.000%, 05/01/30	14,629	15,871
8.000%, 11/01/30	1,586	1,877
8.000%, 01/01/31	1,117	1,294
8.000%, 02/01/31	3,224	3,884
Freddie Mac 15 Yr. Gold Pool
2.500%, 12/01/27	953,399	964,365
2.500%, 02/01/28	1,632,507	1,652,978
2.500%, 04/01/28	1,275,986	1,291,893
2.500%, 12/01/29	2,063,385	2,088,450
2.500%, 01/01/31	2,737,989	2,774,764
2.500%, 01/01/32	4,290,113	4,347,351
3.000%, 03/01/27	726,457	743,310
3.000%, 05/01/27	954,741	978,146
3.000%, 11/01/28	1,230,325	1,261,504
3.000%, 12/01/29	2,202,076	2,259,380
3.000%, 05/01/31	2,674,682	2,742,909
3.000%, 10/01/32	1,507,832	1,544,731
3.500%, 12/01/25	719,729	746,155
3.500%, 05/01/26	262,363	271,507
3.500%, 09/01/30	1,761,776	1,827,976
4.000%, 05/01/25	360,666	376,350
4.000%, 08/01/25	174,452	182,038
4.000%, 10/01/25	205,395	214,327
5.500%, 01/01/24	149,053	155,641
Freddie Mac 20 Yr. Gold Pool
3.000%, 04/01/33	1,952,390	2,012,760
3.000%, 02/01/37	2,283,350	2,353,987
3.500%, 04/01/32	1,335,155	1,388,159
4.000%, 01/01/31	523,478	553,098
4.000%, 08/01/31	530,657	560,996
4.500%, 05/01/29	129,787	138,389
5.000%, 03/01/27	60,869	65,752
Freddie Mac 30 Yr. Gold Pool
3.000%, 10/01/42	1,922,302	1,980,270
3.000%, 01/01/43	1,844,481	1,900,103
3.000%, 03/01/43	4,841,815	4,983,631
3.000%, 04/01/43	3,263,480	3,359,413
3.000%, 06/01/43	1,569,292	1,614,527
3.000%, 07/01/43	2,889,908	2,973,413
3.000%, 06/01/45	3,254,857	3,340,557
3.000%, 06/01/46	3,540,375	3,627,041
3.000%, 11/01/46	3,740,392	3,831,955
3.000%, 01/01/47	6,020,670	6,168,054
3.000%, 01/01/48	1,775,449	1,811,435
3.500%, 01/01/42	1,003,204	1,054,338
3.500%, 03/01/42	911,150	957,759
3.500%, 08/01/42	2,468,041	2,594,125
3.500%, 02/01/43	1,309,892	1,376,899
3.500%, 05/01/43	2,024,565	2,120,479
3.500%, 06/01/43	1,220,680	1,278,510
3.500%, 06/01/44	1,452,576	1,516,127
3.500%, 10/01/44	1,554,397	1,622,401

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 11/01/44	2,235,560	2,344,468
3.500%, 12/01/44	2,112,729	2,205,161
3.500%, 05/01/45	2,605,919	2,709,025
3.500%, 08/01/45	2,990,973	3,147,717
3.500%, 11/01/45	2,787,979	2,898,288
3.500%, 12/01/45	1,685,536	1,752,227
3.500%, 03/01/46	5,162,660	5,368,882
3.500%, 06/01/47	3,097,276	3,206,695
3.500%, 08/01/47	1,985,801	2,055,954
3.500%, 11/01/47	2,458,621	2,545,477
3.500%, 02/01/48	5,144,438	5,326,177
4.000%, 06/01/39	501,855	536,841
4.000%, 12/01/39	753,616	806,153
4.000%, 11/01/40	802,699	858,837
4.000%, 04/01/41	798,915	854,462
4.000%, 09/01/41	845,022	903,775
4.000%, 10/01/41	1,834,592	1,962,147
4.000%, 11/01/41	744,707	796,485
4.000%, 10/01/43	2,332,179	2,480,087
4.000%, 07/01/44	2,187,353	2,318,023
4.000%, 10/01/44	1,663,155	1,762,510
4.000%, 07/01/45	2,609,445	2,755,781
4.000%, 01/01/46	2,621,082	2,768,070
4.000%, 02/01/46	1,412,915	1,492,150
4.000%, 06/01/47	3,156,516	3,307,293
4.000%, 10/01/47	1,515,841	1,588,248
4.000%, 11/01/47	1,520,798	1,593,441
4.000%, 03/01/48	2,397,955	2,512,497
4.000%, 05/01/48	1,631,903	1,697,973
4.000%, 10/01/48	2,047,559	2,130,486
4.000%, 11/01/48	2,451,118	2,550,355
4.000%, 01/01/49	1,561,232	1,624,441
4.000%, 02/01/49	1,528,666	1,590,556
4.500%, 10/01/35	237,978	252,994
4.500%, 06/01/38	373,024	396,561
4.500%, 02/01/39	255,231	276,800
4.500%, 03/01/39	246,067	266,944
4.500%, 04/01/39	417,216	452,614
4.500%, 09/01/39	441,537	478,999
4.500%, 10/01/39	1,190,079	1,291,049
4.500%, 11/01/39	329,178	357,106
4.500%, 01/01/40	232,385	252,101
4.500%, 05/01/40	448,349	486,682
4.500%, 11/01/40	744,390	808,034
4.500%, 02/01/41	149,645	162,362
4.500%, 05/01/41	388,012	421,012
4.500%, 06/01/41	288,214	312,726
4.500%, 12/01/43	657,290	709,293
4.500%, 12/01/45	810,775	873,300
4.500%, 08/01/47	1,940,165	2,058,002
4.500%, 08/01/48	1,139,744	1,204,354
4.500%, 10/01/48	1,964,906	2,076,294
4.500%, 12/01/48	1,515,919	1,598,280
4.500%, 01/01/49	1,484,468	1,568,523
5.000%, 10/01/33	399,596	439,281

BHFTII-161

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.000%, 03/01/34	56,531	$62,280
5.000%, 08/01/35	262,910	289,419
5.000%, 09/01/35	103,477	113,911
5.000%, 10/01/35	88,846	97,800
5.000%, 01/01/36	288,261	317,326
5.000%, 04/01/38	180,913	199,405
5.000%, 11/01/39	857,001	946,933
5.000%, 05/01/40	1,112,805	1,227,362
5.500%, 06/01/34	178,155	200,797
5.500%, 10/01/35	110,588	125,110
5.500%, 12/01/35	301,994	341,651
5.500%, 01/01/36	239,406	270,845
5.500%, 12/01/37	217,598	245,743
5.500%, 04/01/38	936,771	1,054,195
5.500%, 07/01/38	105,121	118,302
5.500%, 08/01/38	305,728	344,062
6.000%, 11/01/28	4,415	4,837
6.000%, 12/01/28	3,291	3,648
6.000%, 04/01/29	1,649	1,789
6.000%, 06/01/31	1,748	1,908
6.000%, 07/01/31	440	500
6.000%, 09/01/31	48,950	51,846
6.000%, 11/01/32	11,956	13,433
6.000%, 06/01/34	40,540	43,385
6.000%, 11/01/35	61,657	70,283
6.000%, 02/01/36	79,333	86,790
6.000%, 08/01/36	28,319	32,540
6.000%, 10/01/36	88,536	101,958
6.000%, 11/01/36	44,757	49,159
6.000%, 01/01/37	44,204	49,560
6.000%, 02/01/38	98,236	112,480
6.000%, 11/01/39	792,650	916,905
6.000%, 04/01/40	275,287	323,376
6.500%, 02/01/30	4,478	4,943
6.500%, 08/01/31	5,117	5,930
6.500%, 10/01/31	6,134	6,532
6.500%, 11/01/31	11,071	12,861
6.500%, 03/01/32	215,957	250,215
6.500%, 04/01/32	188,882	219,707
6.500%, 09/01/36	230,473	274,312
6.500%, 11/01/37	78,620	91,867
7.000%, 12/01/27	735	833
7.000%, 11/01/28	1,983	2,272
7.000%, 04/01/29	1,835	2,112
7.000%, 05/01/29	554	611
7.000%, 06/01/29	4,943	5,278
7.000%, 07/01/29	588	640
7.000%, 01/01/31	38,300	40,041
7.500%, 08/01/24	5,568	5,594
7.500%, 10/01/27	4,595	5,241
7.500%, 10/01/29	6,959	8,187
7.500%, 05/01/30	10,275	11,827
8.000%, 02/01/27	1,851	2,134
8.000%, 10/01/28	3,285	3,787

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Pool
3.500%, 10/01/47	2,492,400	2,579,053
3.500%, 04/01/49	3,158,657	3,243,469
3.500%, 05/01/49	1,855,699	1,905,527
4.000%, 06/01/49	2,373,262	2,465,636
4.500%, 09/01/49	2,478,664	2,616,799
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
3.060%, 07/25/23 (a)	4,800,000	4,971,912
3.117%, 06/25/27	2,000,000	2,133,867
3.171%, 10/25/24	975,000	1,026,318
3.187%, 09/25/27 (a)	1,265,000	1,357,340
3.194%, 07/25/27	685,000	735,093
3.458%, 08/25/23 (a)	2,000,000	2,099,597
3.780%, 10/25/28 (a)	4,000,000	4,486,939
3.920%, 09/25/28 (a)	2,900,000	3,286,869
Ginnie Mae I 15 Yr. Pool
3.000%, 08/15/28	1,376,627	1,413,265
5.000%, 10/15/20	23,814	24,043
5.000%, 01/15/21	21,333	21,379
Ginnie Mae I 30 Yr. Pool
3.000%, 11/15/42	1,738,832	1,796,964
3.000%, 12/15/42	1,434,132	1,482,077
3.000%, 02/15/43	1,105,464	1,142,421
3.000%, 03/15/43	1,291,082	1,333,435
3.000%, 05/15/43	1,867,083	1,928,332
3.000%, 07/15/43	1,214,653	1,254,499
3.500%, 01/15/42	1,682,678	1,769,150
3.500%, 02/15/42	545,390	573,344
3.500%, 03/15/42	1,228,804	1,291,787
3.500%, 05/15/42	763,948	803,105
3.500%, 09/15/42	1,046,895	1,105,513
3.500%, 05/15/43	1,369,126	1,448,053
4.000%, 07/15/39	1,150,722	1,217,819
4.000%, 07/15/40	703,437	746,542
4.000%, 03/15/41	394,308	420,287
4.000%, 10/15/41	959,467	1,022,680
4.500%, 01/15/39	172,310	185,928
4.500%, 04/15/39	540,443	583,834
4.500%, 05/15/39	1,039,729	1,123,206
4.500%, 08/15/39	483,921	522,774
4.500%, 01/15/40	495,033	534,778
4.500%, 04/15/40	405,244	438,893
4.500%, 02/15/41	145,849	157,400
4.500%, 04/15/41	293,486	314,481
5.000%, 12/15/35	179,092	198,431
5.000%, 12/15/36	67,795	72,901
5.000%, 01/15/39	547,712	606,354
5.000%, 02/15/39	108,864	122,516
5.000%, 08/15/39	699,300	768,598
5.000%, 09/15/39	164,357	178,218
5.000%, 12/15/39	350,982	384,437
5.000%, 05/15/40	586,409	633,203
5.500%, 03/15/36	84,934	91,271
5.500%, 01/15/37	203,594	225,505
5.500%, 11/15/37	280,963	320,026
5.500%, 09/15/38	50,005	53,627

BHFTII-162

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
5.500%, 08/15/39	522,839	$596,824
6.000%, 01/15/29	2,047	2,239
6.000%, 01/15/33	122,036	140,473
6.000%, 03/15/35	122,671	142,719
6.000%, 12/15/35	78,802	90,586
6.000%, 06/15/36	79,332	90,557
6.000%, 09/15/36	97,005	111,607
6.000%, 07/15/38	592,870	696,720
6.500%, 05/15/23	695	698
6.500%, 02/15/27	15,339	16,689
6.500%, 07/15/28	6,995	7,676
6.500%, 08/15/28	6,608	7,264
6.500%, 11/15/28	4,720	5,283
6.500%, 12/15/28	7,418	7,948
6.500%, 07/15/29	1,722	1,794
6.500%, 05/15/36	101,971	118,362
7.000%, 01/15/28	890	984
7.000%, 05/15/28	4,665	4,892
7.000%, 06/15/28	5,683	6,369
7.000%, 10/15/28	5,413	5,958
7.000%, 09/15/29	1,586	1,606
7.000%, 01/15/31	1,143	1,188
7.000%, 03/15/31	620	667
7.000%, 07/15/31	241,876	280,317
7.000%, 08/15/31	45,193	52,527
7.000%, 02/15/32	7,312	7,396
7.000%, 07/15/32	12,869	15,076
8.000%, 08/15/26	2,041	2,270
8.000%, 09/15/26	1,953	2,116
8.000%, 06/15/29	18,941	20,443
9.000%, 11/15/24	754	770
Ginnie Mae II 30 Yr. Pool
3.000%, 12/20/42	1,625,225	1,680,164
3.000%, 03/20/43	2,375,865	2,457,250
3.000%, 12/20/44	2,014,532	2,079,473
3.000%, 04/20/45	1,883,431	1,942,640
3.000%, 08/20/45	2,871,274	2,961,538
3.000%, 11/20/45	1,633,221	1,684,564
3.000%, 01/20/46	2,860,418	2,950,341
3.000%, 09/20/46	3,305,916	3,406,096
3.000%, 10/20/46	3,355,205	3,456,879
3.000%, 11/20/46	3,492,710	3,598,551
3.000%, 01/20/47	3,547,877	3,655,390
3.000%, 04/20/47	1,450,417	1,490,166
3.000%, 02/20/48	2,663,869	2,736,872
3.500%, 12/20/41	979,082	1,025,602
3.500%, 03/20/42	1,990,661	2,096,679
3.500%, 08/20/42	943,514	993,764
3.500%, 01/20/43	2,721,337	2,878,239
3.500%, 04/20/43	1,112,903	1,188,811
3.500%, 05/20/43	1,911,549	2,007,348
3.500%, 07/20/44	2,400,133	2,520,044
3.500%, 02/20/45	2,598,369	2,728,183
3.500%, 06/20/45	1,650,702	1,724,586
3.500%, 08/20/45	3,855,964	4,028,552

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.500%, 09/20/45	4,468,310	4,668,307
3.500%, 10/20/45	2,638,239	2,756,323
3.500%, 12/20/45	2,351,761	2,457,023
3.500%, 01/20/46	2,331,348	2,435,696
3.500%, 02/20/46	1,924,584	2,010,727
3.500%, 06/20/46	2,236,905	2,334,109
3.500%, 02/20/47	3,740,702	3,903,252
3.500%, 03/20/47	3,365,578	3,498,871
3.500%, 06/20/47	4,366,572	4,539,509
3.500%, 09/20/47	1,560,989	1,622,811
3.500%, 12/20/47	7,364,596	7,656,270
3.500%, 10/20/48	865,474	896,749
3.500%, 05/20/49	1,975,782	2,050,384
3.500%, 07/20/49	1,990,399	2,065,554
3.500%, 09/20/49	2,500,000	2,594,396
4.000%, 11/20/40	924,968	984,935
4.000%, 12/20/40	1,085,649	1,159,900
4.000%, 05/20/43	1,728,872	1,868,031
4.000%, 11/20/43	646,544	686,195
4.000%, 02/20/44	2,478,108	2,678,317
4.000%, 04/20/44	914,884	969,428
4.000%, 05/20/44	1,105,531	1,171,440
4.000%, 09/20/44	1,736,296	1,839,810
4.000%, 10/20/44	2,481,299	2,629,229
4.000%, 11/20/44	481,979	510,713
4.000%, 10/20/45	1,964,688	2,077,946
4.000%, 11/20/45	1,038,203	1,098,052
4.000%, 02/20/47	2,647,345	2,782,529
4.000%, 03/20/47	555,094	582,168
4.000%, 04/20/47	2,270,322	2,381,052
4.000%, 05/20/47	2,466,555	2,586,856
4.000%, 09/20/47	2,113,938	2,217,040
4.000%, 07/20/48	1,903,381	1,980,766
4.000%, 08/20/48	1,327,677	1,381,656
4.000%, 09/20/48	2,409,499	2,507,461
4.000%, 11/20/48	3,692,431	3,842,553
4.500%, 08/20/40	762,437	819,373
4.500%, 12/20/40	500,475	537,849
4.500%, 04/20/41	420,798	451,901
4.500%, 03/20/42	359,345	385,905
4.500%, 10/20/43	527,626	567,308
4.500%, 02/20/44	1,060,445	1,140,199
4.500%, 04/20/45	956,917	1,028,884
4.500%, 03/20/47	1,252,282	1,324,217
4.500%, 11/20/47	1,326,372	1,396,610
4.500%, 08/20/48	8,182,799	8,542,787
4.500%, 03/20/49	1,922,185	2,006,747
5.000%, 08/20/40	349,197	381,542
5.000%, 10/20/40	364,966	398,771
5.000%, 06/20/44	802,116	876,414
5.000%, 10/20/48	1,729,458	1,821,330
5.000%, 01/20/49	1,767,609	1,861,508
6.500%, 06/20/31	14,422	16,739
6.500%, 11/20/38	301,420	361,294

BHFTII-163

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
7.500%, 02/20/28	1,495	$1,685

		701,073,902

Federal Agencies—1.2%
Federal Home Loan Bank
3.000%, 10/12/21	9,700,000	9,952,879
3.250%, 11/16/28 (b)	1,800,000	2,008,602
Federal Home Loan Mortgage Corp.
1.125%, 08/12/21 (b)	5,200,000	5,145,608
1.375%, 05/01/20 (b)	2,645,000	2,637,144
Federal National Mortgage Association
2.125%, 04/24/26	3,500,000	3,597,650
2.625%, 09/06/24	2,000,000	2,095,420
6.625%, 11/15/30	2,450,000	3,588,466
Tennessee Valley Authority 5.250%, 09/15/39 (b)	1,350,000	1,909,616

		30,935,385

U.S. Treasury—39.2%
U.S. Treasury Bonds
2.250%, 08/15/46	3,000,000	3,076,406
2.250%, 08/15/49	14,900,000	15,326,047
2.500%, 02/15/46	8,200,000	8,829,094
2.500%, 05/15/46	4,800,000	5,169,750
2.750%, 08/15/42	2,020,000	2,267,766
2.750%, 11/15/42	3,200,000	3,591,000
2.750%, 08/15/47	3,000,000	3,395,156
2.750%, 11/15/47	7,300,000	8,268,391
2.875%, 05/15/43	5,760,000	6,604,200
2.875%, 11/15/46	4,600,000	5,323,063
3.000%, 11/15/44	11,000,000	12,923,281
3.000%, 02/15/47	7,000,000	8,297,188
3.000%, 05/15/47	5,800,000	6,872,094
3.000%, 08/15/48	13,200,000	15,697,687
3.000%, 02/15/49	7,300,000	8,704,109
3.125%, 11/15/41	3,000,000	3,575,156
3.125%, 02/15/42	1,800,000	2,146,219
3.125%, 02/15/43	3,270,000	3,899,986
3.125%, 08/15/44	4,700,000	5,631,922
3.375%, 05/15/44	3,000,000	3,737,344
3.375%, 11/15/48	6,000,000	7,645,313
3.500%, 02/15/39	2,080,000	2,605,525
3.625%, 08/15/43 (b)	2,600,000	3,353,188
3.625%, 02/15/44	8,020,000	10,368,356
3.750%, 11/15/43	2,600,000	3,419,813
4.250%, 05/15/39	2,500,000	3,443,359
4.250%, 11/15/40	4,280,000	5,939,838
4.375%, 11/15/39	1,900,000	2,665,047
4.375%, 05/15/40	3,220,000	4,528,628
4.375%, 05/15/41	1,350,000	1,908,352
4.500%, 02/15/36 (b)	1,600,000	2,206,000
4.625%, 02/15/40	4,500,000	6,513,750
5.000%, 05/15/37	1,560,000	2,300,756
5.250%, 02/15/29 (b)	750,000	982,617

U.S. Treasury—(Continued)
U.S. Treasury Bonds
5.375%, 02/15/31 (b)	3,675,000	5,066,332
6.250%, 08/15/23	7,700,000	9,047,500
6.250%, 05/15/30	2,500,000	3,605,859
6.375%, 08/15/27	2,900,000	3,912,734
6.500%, 11/15/26 (b)	2,500,000	3,318,359
7.125%, 02/15/23	11,125,000	13,137,061
7.250%, 08/15/22	6,120,000	7,084,378
7.875%, 02/15/21 (b)	4,450,000	4,815,213
8.000%, 11/15/21	2,920,000	3,301,881
8.125%, 08/15/21	1,250,000	1,396,826
U.S. Treasury Notes
1.125%, 02/28/21 (b)	10,100,000	10,012,414
1.125%, 06/30/21	14,200,000	14,059,664
1.125%, 07/31/21	12,300,000	12,178,922
1.125%, 08/31/21	6,300,000	6,236,754
1.250%, 03/31/21	6,100,000	6,056,156
1.250%, 07/31/23 (b)	8,600,000	8,497,203
1.375%, 01/31/21	5,100,000	5,073,305
1.500%, 08/15/26	10,600,000	10,515,531
1.625%, 11/30/20	5,000,000	4,990,039
1.625%, 06/30/21 (b)	9,000,000	8,990,156
1.625%, 11/15/22	5,000,000	5,007,422
1.625%, 05/31/23	7,900,000	7,916,047
1.625%, 02/15/26	12,400,000	12,405,812
1.625%, 05/15/26	10,900,000	10,905,109
1.750%, 10/31/20 (b)	10,000,000	9,993,359
1.750%, 11/30/21	11,000,000	11,024,922
1.750%, 02/28/22	9,000,000	9,028,828
1.750%, 05/15/22 (b)	8,000,000	8,031,875
1.750%, 05/31/22	5,100,000	5,119,523
1.750%, 05/15/23 (b)	22,720,000	22,853,125
1.875%, 12/15/20 (b)	9,100,000	9,108,531
1.875%, 02/28/22	9,000,000	9,053,437
1.875%, 03/31/22	11,000,000	11,074,766
1.875%, 04/30/22 (b)	12,100,000	12,182,242
1.875%, 07/31/22	11,100,000	11,184,117
1.875%, 08/31/22	7,400,000	7,462,438
1.875%, 09/30/22	16,900,000	17,050,516
1.875%, 08/31/24	10,200,000	10,351,406
2.000%, 02/28/21	5,000,000	5,017,188
2.000%, 10/31/21	6,000,000	6,042,188
2.000%, 11/15/21	3,000,000	3,022,500
2.000%, 02/15/22	17,700,000	17,863,172
2.000%, 11/30/22	6,700,000	6,784,797
2.000%, 02/15/23	6,900,000	6,994,336
2.000%, 05/31/24 (b)	8,400,000	8,569,312
2.000%, 02/15/25 (b)	23,500,000	23,999,375
2.000%, 08/15/25	14,100,000	14,413,945
2.000%, 11/15/26	7,300,000	7,487,063
2.125%, 06/30/21	12,000,000	12,089,531
2.125%, 08/15/21	8,710,000	8,780,429
2.125%, 12/31/21	11,900,000	12,029,227
2.125%, 12/31/22	7,200,000	7,323,750
2.125%, 02/29/24 (b)	12,000,000	12,285,938
2.125%, 03/31/24	13,100,000	13,417,266

BHFTII-164

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.125%, 05/15/25	19,900,000	$20,465,906
2.250%, 02/15/21 (b)	11,000,000	11,072,617
2.250%, 03/31/21	9,000,000	9,066,445
2.250%, 04/30/21	10,000,000	10,080,469
2.250%, 07/31/21	13,000,000	13,131,016
2.250%, 11/15/24	18,100,000	18,695,320
2.250%, 11/15/25	10,800,000	11,201,625
2.250%, 02/15/27	9,900,000	10,328,484
2.250%, 08/15/27 (b)	2,100,000	2,195,484
2.250%, 11/15/27	7,600,000	7,951,500
2.375%, 12/31/20	7,600,000	7,653,734
2.375%, 04/15/21	5,000,000	5,047,852
2.375%, 08/15/24	15,900,000	16,496,250
2.375%, 05/15/27	8,000,000	8,430,000
2.375%, 05/15/29 (b)	6,800,000	7,222,875
2.500%, 08/15/23	14,400,000	14,900,625
2.500%, 05/15/24	10,000,000	10,413,281
2.625%, 11/15/20	4,000,000	4,035,938
2.625%, 12/31/23	6,900,000	7,198,102
2.625%, 02/15/29	10,000,000	10,825,000
2.750%, 08/31/23	4,800,000	5,013,750
2.750%, 11/15/23	19,335,000	20,236,797
2.750%, 02/15/24	12,400,000	13,016,125
2.750%, 02/28/25	6,900,000	7,315,617
2.750%, 02/15/28	9,100,000	9,880,609
2.875%, 10/15/21	3,900,000	3,995,367
2.875%, 04/30/25	8,400,000	8,973,562
2.875%, 05/15/28	12,900,000	14,159,766
2.875%, 08/15/28	6,000,000	6,597,188
3.125%, 11/15/28	8,000,000	8,982,500
3.625%, 02/15/21	1,500,000	1,537,852

		994,507,836

Total U.S. Treasury & Government Agencies (Cost $1,659,755,381)		1,726,517,123

Corporate Bonds & Notes—27.2%

Aerospace/Defense—0.6%
Boeing Co. (The) 7.250%, 06/15/25	460,000	575,437
General Dynamics Corp. 3.000%, 05/11/21	1,000,000	1,017,360
Lockheed Martin Corp.
3.550%, 01/15/26	1,000,000	1,072,810
4.090%, 09/15/52	3,454,000	4,061,800
Northrop Grumman Corp. 3.250%, 01/15/28	1,100,000	1,154,395
Northrop Grumman Systems Corp. 7.750%, 02/15/31	515,000	747,770
Raytheon Co. 3.125%, 10/15/20 (b)	1,000,000	1,011,980
United Technologies Corp.
3.125%, 05/04/27	2,000,000	2,100,100

Aerospace/Defense—(Continued)
United Technologies Corp.
4.500%, 06/01/42	2,645,000	3,166,462
7.500%, 09/15/29	200,000	281,414

		15,189,528

Agriculture—0.4%
Altria Group, Inc.
4.000%, 01/31/24	1,000,000	1,053,780
Archer-Daniels-Midland Co. 4.479%, 03/01/21 (b)	2,000,000	2,062,380
Philip Morris International, Inc. 3.250%, 11/10/24 (b)	2,000,000	2,091,940
Reynolds American, Inc. 4.450%, 06/12/25	3,800,000	4,050,040

		9,258,140

Auto Manufacturers—0.6%
American Honda Finance Corp. 2.300%, 09/09/26 (b)	1,100,000	1,096,579
Daimler Finance North America LLC 8.500%, 01/18/31	1,050,000	1,563,209
Ford Motor Co. 7.450%, 07/16/31	2,200,000	2,522,806
Ford Motor Credit Co. LLC 2.597%, 11/04/19	2,000,000	1,999,420
General Motors Financial Co., Inc.
3.200%, 07/06/21	2,000,000	2,021,240
4.350%, 01/17/27	3,200,000	3,289,920
Toyota Motor Credit Corp. 3.300%, 01/12/22 (b)	2,000,000	2,061,920

		14,555,094

Banks—5.9%
Bank of America Corp.
2.625%, 04/19/21	1,000,000	1,008,680
3.300%, 01/11/23	4,075,000	4,211,716
4.100%, 07/24/23	2,905,000	3,099,025
4.200%, 08/26/24 (b)	3,000,000	3,218,430
5.875%, 02/07/42	3,000,000	4,159,320
Bank of Montreal 1.900%, 08/27/21 (b)	1,000,000	998,400
Bank of Nova Scotia (The) 2.700%, 03/07/22	3,000,000	3,050,160
Barclays plc 4.375%, 01/12/26	3,500,000	3,703,035
BNP Paribas S.A. 5.000%, 01/15/21	1,225,000	1,270,435
Branch Banking & Trust Co. 2.850%, 04/01/21	3,400,000	3,435,870
Capital One N.A. 2.250%, 09/13/21	3,000,000	2,999,070
Citigroup, Inc.
2.700%, 03/30/21	2,000,000	2,018,060
3.200%, 10/21/26	1,700,000	1,758,106

BHFTII-165

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Citigroup, Inc.
4.750%, 05/18/46	4,400,000	$5,134,580
5.375%, 08/09/20	2,200,000	2,261,028
Cooperatieve Rabobank UA 5.250%, 05/24/41 (b)	1,640,000	2,247,669
Credit Suisse Group Funding Guernsey, Ltd.
3.800%, 09/15/22	1,000,000	1,040,010
4.550%, 04/17/26	2,700,000	2,973,083
Deutsche Bank AG 4.250%, 10/14/21	900,000	914,805
Fifth Third Bancorp 8.250%, 03/01/38	1,175,000	1,793,708
Goldman Sachs Group, Inc. (The)
3.850%, 01/26/27 (b)	1,900,000	2,013,525
4.000%, 03/03/24	2,000,000	2,132,840
4.017%, 3M LIBOR + 1.373%, 10/31/38 (a)	2,000,000	2,150,940
4.223%, 3M LIBOR + 1.301%, 05/01/29 (a) (b)	1,900,000	2,072,064
6.125%, 02/15/33	2,075,000	2,755,538
HSBC Holdings plc
5.100%, 04/05/21	2,556,000	2,663,531
5.250%, 03/14/44	900,000	1,113,147
6.500%, 09/15/37	905,000	1,215,243
JPMorgan Chase & Co.
2.950%, 10/01/26	2,000,000	2,050,480
3.250%, 09/23/22	2,850,000	2,945,788
3.882%, 3M LIBOR + 1.360%, 07/24/38 (a)	2,100,000	2,302,986
3.900%, 07/15/25	4,700,000	5,064,062
KeyBank N.A. 3.300%, 06/01/25	3,800,000	3,988,556
KFW
1.625%, 03/15/21	5,500,000	5,488,835
2.375%, 08/25/21	1,945,000	1,969,721
2.750%, 09/08/20	2,300,000	2,318,469
Landwirtschaftliche Rentenbank 2.000%, 01/13/25	1,500,000	1,526,325
Lloyds Bank plc 6.375%, 01/21/21	1,500,000	1,578,930
Mitsubishi UFJ Financial Group, Inc.
2.998%, 02/22/22	1,900,000	1,932,091
3.850%, 03/01/26	1,000,000	1,072,700
Morgan Stanley
4.300%, 01/27/45	2,900,000	3,349,384
4.350%, 09/08/26 (b)	3,800,000	4,115,438
7.250%, 04/01/32	1,850,000	2,636,010
National Australia Bank, Ltd. 2.800%, 01/10/22 (b)	1,900,000	1,932,376
Oesterreichische Kontrollbank AG 2.875%, 03/13/23 (b)	1,300,000	1,351,636
PNC Bank N.A. 2.950%, 02/23/25 (b)	4,100,000	4,241,491
Royal Bank of Scotland Group plc
3.498%, 3M LIBOR + 1.480%, 05/15/23 (a)	1,000,000	1,013,240
3.875%, 09/12/23	1,000,000	1,032,240
Santander UK Group Holdings plc 2.875%, 08/05/21	1,500,000	1,508,010

Banks—(Continued)
Sumitomo Mitsui Financial Group, Inc. 2.632%, 07/14/26	4,700,000	4,706,392
Toronto-Dominion Bank (The) 3.500%, 07/19/23	3,000,000	3,164,790
U.S. Bancorp 3.600%, 09/11/24 (b)	3,000,000	3,190,170
UBS AG 4.875%, 08/04/20	3,500,000	3,583,440
Wells Fargo & Co.
2.600%, 07/22/20	4,000,000	4,016,920
3.000%, 01/22/21	3,400,000	3,439,440
3.000%, 10/23/26	2,000,000	2,050,740
Wells Fargo Bank N.A. 5.950%, 08/26/36	1,900,000	2,516,740
Westpac Banking Corp. 2.800%, 01/11/22 (b)	2,000,000	2,034,900

		149,534,318

Beverages—0.7%
Anheuser-Busch InBev Finance, Inc. 4.900%, 02/01/46	5,300,000	6,257,498
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/48	1,165,000	1,316,031
5.550%, 01/23/49	1,900,000	2,484,535
Coca-Cola Co. (The)
3.150%, 11/15/20	280,000	283,710
3.200%, 11/01/23 (b)	3,000,000	3,155,070
Keurig Dr Pepper, Inc. 4.057%, 05/25/23	1,000,000	1,057,630
PepsiCo, Inc.
3.375%, 07/29/49	900,000	958,860
3.600%, 03/01/24 (b)	2,475,000	2,637,261

		18,150,595

Biotechnology—0.4%
Amgen, Inc.
2.600%, 08/19/26	3,200,000	3,210,304
3.625%, 05/22/24 (b)	1,200,000	1,270,536
Celgene Corp. 4.625%, 05/15/44	2,000,000	2,378,620
Gilead Sciences, Inc. 3.650%, 03/01/26 (b)	3,000,000	3,213,060

		10,072,520

Chemicals—0.3%
Dow Chemical Co. (The)
3.000%, 11/15/22	1,500,000	1,528,347
4.375%, 11/15/42	1,000,000	1,039,010
9.400%, 05/15/39	650,000	1,051,518
LyondellBasell Industries NV 4.625%, 02/26/55	1,400,000	1,442,098
Nutrien, Ltd. 4.875%, 03/30/20	970,000	981,679

BHFTII-166

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Praxair, Inc. 3.000%, 09/01/21 (b)	1,950,000	$1,987,908

		8,030,560

Computers—0.7%
Apple, Inc.
2.250%, 02/23/21	3,000,000	3,014,580
2.400%, 05/03/23	4,072,000	4,141,550
4.450%, 05/06/44	944,000	1,147,356
4.650%, 02/23/46	2,700,000	3,394,224
Hewlett Packard Enterprise Co. 4.900%, 10/15/25 (b)	1,400,000	1,550,430
International Business Machines Corp.
3.300%, 05/15/26 (b)	1,900,000	2,004,101
4.000%, 06/20/42	3,200,000	3,526,656

		18,778,897

Cosmetics/Personal Care—0.3%
Procter & Gamble Co. (The) 2.300%, 02/06/22 (b)	3,600,000	3,648,960
Unilever Capital Corp.
2.900%, 05/05/27	1,500,000	1,570,320
5.900%, 11/15/32	1,500,000	2,045,595

		7,264,875

Diversified Financial Services—0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.950%, 02/01/22 (b)	1,800,000	1,857,978
American Express Credit Corp. 3.300%, 05/03/27 (b)	3,000,000	3,197,670
BlackRock, Inc. 3.500%, 03/18/24 (b)	3,800,000	4,054,296
GE Capital International Funding Co. 4.418%, 11/15/35	2,700,000	2,832,246
Intercontinental Exchange, Inc. 3.750%, 12/01/25	1,000,000	1,078,320
Visa, Inc. 2.800%, 12/14/22	3,000,000	3,087,600

		16,108,110

Electric—1.8%
Connecticut Light & Power Co. (The) 4.000%, 04/01/48	1,000,000	1,151,440
Consolidated Edison Co. of New York, Inc. 3.950%, 03/01/43	3,070,000	3,340,160
Dominion Energy, Inc. 3.900%, 10/01/25	1,900,000	2,031,955
DTE Electric Co. 3.700%, 03/15/45	2,000,000	2,188,360
Duke Energy Carolinas LLC 5.300%, 02/15/40	2,000,000	2,597,480
Duke Energy Corp. 3.050%, 08/15/22	4,000,000	4,088,320

Electric—(Continued)
Entergy Louisiana LLC 4.000%, 03/15/33	1,000,000	1,137,680
Exelon Corp.
3.400%, 04/15/26 (b)	3,000,000	3,136,290
5.625%, 06/15/35	1,500,000	1,879,515
FirstEnergy Corp. 3.900%, 07/15/27	2,000,000	2,132,860
Florida Power & Light Co. 5.950%, 02/01/38	1,700,000	2,380,748
Georgia Power Co. 4.300%, 03/15/42	2,000,000	2,199,680
MidAmerican Energy Co. 4.250%, 07/15/49	1,500,000	1,803,300
Northern States Power Co. 6.250%, 06/01/36 (b)	2,200,000	3,092,870
Ohio Power Co. 5.375%, 10/01/21	1,640,000	1,744,140
Oncor Electric Delivery Co. LLC 7.000%, 05/01/32	950,000	1,366,062
PacifiCorp 2.950%, 02/01/22 (b)	2,800,000	2,857,204
PPL Capital Funding, Inc. 3.400%, 06/01/23	2,000,000	2,060,920
PSEG Power LLC 8.625%, 04/15/31	1,000,000	1,411,160
Sempra Energy
3.400%, 02/01/28 (b)	2,100,000	2,168,712
Southern California Edison Co. 3.650%, 03/01/28	1,900,000	2,034,064

		46,802,920

Electrical Components & Equipment—0.0%
Emerson Electric Co. 2.625%, 12/01/21	1,000,000	1,011,380

Food—0.4%
General Mills, Inc. 4.200%, 04/17/28 (b)	1,500,000	1,669,650
Kraft Heinz Foods Co. 3.000%, 06/01/26 (b)	3,300,000	3,262,776
Kroger Co. (The) 3.300%, 01/15/21	1,900,000	1,925,175
Sysco Corp. 2.600%, 06/12/22	2,400,000	2,427,336
Tyson Foods, Inc. 3.550%, 06/02/27 (b)	1,200,000	1,272,996

		10,557,933

Forest Products & Paper—0.1%
Georgia-Pacific LLC 8.000%, 01/15/24	1,800,000	2,215,260
International Paper Co. 3.000%, 02/15/27 (b)	1,500,000	1,520,460

		3,735,720

BHFTII-167

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Gas—0.1%
NiSource, Inc. 4.800%, 02/15/44	1,500,000	$1,755,285

Healthcare-Products—0.5%
Abbott Laboratories 4.750%, 11/30/36	3,000,000	3,667,530
Becton Dickinson & Co. 4.669%, 06/06/47	2,000,000	2,370,020
Medtronic, Inc. 4.625%, 03/15/45 (b)	2,433,000	3,124,361
Thermo Fisher Scientific, Inc. 4.150%, 02/01/24	3,445,000	3,697,415

		12,859,326

Healthcare-Services—0.5%
Aetna, Inc. 2.750%, 11/15/22	3,000,000	3,034,530
Anthem, Inc. 5.850%, 01/15/36	1,800,000	2,241,540
Laboratory Corp. of America Holdings 4.625%, 11/15/20	1,900,000	1,938,266
UnitedHealth Group, Inc.
3.750%, 07/15/25	3,600,000	3,872,520
4.250%, 06/15/48	1,000,000	1,147,080

		12,233,936

Insurance—0.9%
Aflac, Inc. 3.625%, 06/15/23	1,475,000	1,552,334
American International Group, Inc.
3.300%, 03/01/21 (b)	3,000,000	3,046,770
4.500%, 07/16/44	1,100,000	1,223,717
AXA S.A. 8.600%, 12/15/30	1,165,000	1,684,043
Berkshire Hathaway Finance Corp. 4.200%, 08/15/48	2,700,000	3,169,179
Berkshire Hathaway, Inc. 3.125%, 03/15/26 (b)	2,900,000	3,062,574
Chubb Corp. (The) 6.000%, 05/11/37	865,000	1,206,718
Chubb INA Holdings, Inc. 3.350%, 05/15/24	2,000,000	2,110,160
Hartford Financial Services Group, Inc. (The) 6.100%, 10/01/41	780,000	1,057,750
Marsh & McLennan Cos., Inc. 3.750%, 03/14/26	2,000,000	2,150,040
Principal Financial Group, Inc. 3.100%, 11/15/26	1,000,000	1,033,480
Prudential Financial, Inc. 5.700%, 12/14/36 (b)	1,525,000	2,014,220

		23,310,985

Internet—0.3%
Alibaba Group Holding, Ltd. 4.200%, 12/06/47 (b)	1,400,000	1,583,036

Internet—(Continued)
Amazon.com, Inc.
3.800%, 12/05/24 (b)	1,800,000	1,955,934
3.875%, 08/22/37	1,900,000	2,183,081
eBay, Inc. 3.600%, 06/05/27	1,500,000	1,562,910

		7,284,961

Iron/Steel—0.0%
Vale Overseas, Ltd. 6.875%, 11/21/36	528,000	667,740

Lodging—0.0%
Sands China, Ltd. 5.400%, 08/08/28 (b)	900,000	1,016,847

Machinery-Construction & Mining—0.1%
Caterpillar Financial Services Corp. 3.750%, 11/24/23	1,000,000	1,065,900
Caterpillar, Inc. 3.803%, 08/15/42 (b)	1,500,000	1,684,650

		2,750,550

Machinery-Diversified—0.1%
Deere & Co. 2.600%, 06/08/22 (b)	1,950,000	1,978,899

Media—1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.464%, 07/23/22	2,800,000	2,947,420
6.484%, 10/23/45	900,000	1,094,877
Comcast Corp.
3.150%, 03/01/26 (b)	2,000,000	2,091,820
3.969%, 11/01/47	2,900,000	3,192,842
4.650%, 07/15/42	3,670,000	4,367,006
5.650%, 06/15/35	1,500,000	1,956,285
Discovery Communications LLC 6.350%, 06/01/40	1,800,000	2,188,080
Time Warner Cable LLC 6.550%, 05/01/37	100,000	119,594
Time Warner Entertainment Co. L.P. 8.375%, 03/15/23	380,000	449,513
TWDC Enterprises 18 Corp. 2.950%, 06/15/27 (b)	2,000,000	2,126,600
Viacom, Inc. 4.375%, 03/15/43 (b)	3,500,000	3,613,050
Walt Disney Co. (The) 6.550%, 03/15/33 (144A)	1,950,000	2,765,861

		26,912,948

Mining—0.2%
Newmont Mining Corp. 6.250%, 10/01/39	1,800,000	2,403,378
Rio Tinto Alcan, Inc. 6.125%, 12/15/33	1,751,000	2,376,527

		4,779,905

BHFTII-168

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—0.3%
3M Co. 3.625%, 10/15/47 (b)	1,000,000	$1,051,300
General Electric Co.
3.375%, 03/11/24	2,900,000	2,987,551
5.300%, 02/11/21	1,915,000	1,979,861
6.750%, 03/15/32	1,250,000	1,568,850
7.500%, 08/21/35	100,000	127,446
Ingersoll-Rand Luxembourg Finance S.A. 3.800%, 03/21/29	1,000,000	1,065,020

		8,780,028

Multi-National—1.4%
African Development Bank 2.625%, 03/22/21	1,000,000	1,012,360
Asian Development Bank
1.625%, 08/26/20 (b)	4,000,000	3,991,040
2.000%, 02/16/22	2,000,000	2,015,980
European Investment Bank
1.875%, 02/10/25 (b)	2,500,000	2,530,850
2.500%, 10/15/24 (b)	3,800,000	3,959,144
4.000%, 02/16/21	1,700,000	1,750,864
4.875%, 02/15/36	1,100,000	1,525,425
Inter-American Development Bank
2.125%, 01/15/25	6,000,000	6,147,600
2.375%, 07/07/27 (b)	1,500,000	1,571,685
7.000%, 06/15/25	200,000	253,080
International Bank for Reconstruction & Development
2.125%, 03/03/25	3,000,000	3,075,240
2.500%, 07/29/25	2,000,000	2,093,320
7.625%, 01/19/23	2,970,000	3,534,538
International Finance Corp. 1.125%, 07/20/21 (b)	1,600,000	1,583,904

		35,045,030

Oil & Gas—1.6%
Apache Finance Canada Corp. 7.750%, 12/15/29	100,000	125,415
BP Capital Markets America, Inc. 3.245%, 05/06/22	3,900,000	4,020,276
Burlington Resources LLC 5.950%, 10/15/36	1,550,000	2,086,889
Canadian Natural Resources, Ltd. 6.250%, 03/15/38	1,800,000	2,291,436
Chevron Corp. 3.191%, 06/24/23 (b)	2,025,000	2,112,217
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	952,287
Equinor ASA 3.250%, 11/10/24 (b)	3,100,000	3,271,616
Exxon Mobil Corp. 3.176%, 03/15/24 (b)	2,900,000	3,052,424
Marathon Oil Corp. 6.600%, 10/01/37	2,000,000	2,510,860
Noble Energy, Inc. 3.900%, 11/15/24	4,200,000	4,400,046

Oil & Gas—(Continued)
Occidental Petroleum Corp. 3.400%, 04/15/26	1,000,000	1,018,610
Petroleos Mexicanos
6.625%, 06/15/35	3,400,000	3,332,034
6.750%, 09/21/47	1,700,000	1,623,194
7.690%, 01/23/50 (144A) (b)	1,971,250	2,055,619
Phillips 66 4.875%, 11/15/44	1,000,000	1,189,160
Shell International Finance B.V. 1.875%, 05/10/21 (b)	3,000,000	3,000,330
Total Capital International S.A. 2.700%, 01/25/23	1,500,000	1,532,505
Valero Energy Corp. 3.400%, 09/15/26	1,000,000	1,027,100

		39,602,018

Oil & Gas Services—0.2%
Halliburton Co. 3.500%, 08/01/23	4,000,000	4,157,480

Pharmaceuticals—1.5%
AbbVie, Inc. 4.400%, 11/06/42	3,200,000	3,312,064
Allergan Funding SCS 3.800%, 03/15/25	2,400,000	2,511,216
AstraZeneca plc 4.000%, 09/18/42	1,200,000	1,323,108
CVS Health Corp.
3.350%, 03/09/21	1,500,000	1,524,315
4.780%, 03/25/38	2,500,000	2,754,100
5.050%, 03/25/48	1,500,000	1,706,025
5.125%, 07/20/45	1,900,000	2,155,607
Express Scripts Holding Co.
4.500%, 02/25/26	2,700,000	2,950,533
6.125%, 11/15/41	313,000	396,540
GlaxoSmithKline Capital, Inc. 3.875%, 05/15/28	2,000,000	2,207,260
Johnson & Johnson
3.700%, 03/01/46 (b)	2,000,000	2,261,320
5.950%, 08/15/37	910,000	1,283,628
Merck & Co., Inc.
2.400%, 09/15/22	1,000,000	1,015,940
6.550%, 09/15/37	1,000,000	1,461,920
Merck Sharp & Dohme Corp. 5.950%, 12/01/28 (b)	300,000	383,430
Novartis Capital Corp. 4.400%, 04/24/20	900,000	911,511
Sanofi 4.000%, 03/29/21	1,275,000	1,312,714
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26 (b)	3,000,000	3,095,100
Wyeth LLC 5.950%, 04/01/37	3,300,000	4,521,429

		37,087,760

BHFTII-169

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—1.0%
El Paso Natural Gas Co. LLC 8.375%, 06/15/32	220,000	$306,086
Enbridge Energy Partners L.P. 5.875%, 10/15/25	3,000,000	3,490,650
Energy Transfer Operating L.P.
4.650%, 06/01/21	1,950,000	2,008,363
5.150%, 03/15/45	2,600,000	2,734,862
Enterprise Products Operating LLC 3.950%, 02/15/27 (b)	3,800,000	4,116,350
Kinder Morgan Energy Partners L.P. 6.500%, 02/01/37	2,000,000	2,467,520
MPLX L.P. 5.200%, 03/01/47	1,000,000	1,107,870
Sabine Pass Liquefaction LLC 5.625%, 04/15/23	2,700,000	2,934,036
Tennessee Gas Pipeline Co. LLC
7.000%, 10/15/28	1,050,000	1,336,104
7.625%, 04/01/37	640,000	859,136
TransCanada PipeLines, Ltd. 6.200%, 10/15/37	1,800,000	2,326,968
Williams Cos., Inc. (The) 3.750%, 06/15/27	2,500,000	2,582,175

		26,270,120

Real Estate Investment Trusts—0.7%
American Tower Corp. 3.000%, 06/15/23	2,100,000	2,148,573
Boston Properties L.P. 3.850%, 02/01/23	2,950,000	3,093,105
Digital Realty Trust L.P.
3.700%, 08/15/27	3,500,000	3,673,880
Simon Property Group L.P. 3.300%, 01/15/26 (b)	3,800,000	3,975,256
Ventas Realty L.P. 3.100%, 01/15/23	2,100,000	2,151,555
Welltower, Inc. 4.000%, 06/01/25	1,500,000	1,602,885

		16,645,254

Retail—0.7%
Home Depot, Inc. (The)
2.000%, 04/01/21	1,000,000	1,002,280
4.250%, 04/01/46	2,000,000	2,384,100
4.400%, 04/01/21 (b)	1,450,000	1,496,270
Lowe’s Cos., Inc. 4.050%, 05/03/47	1,500,000	1,597,080
McDonald’s Corp. 3.700%, 01/30/26 (b)	3,000,000	3,219,180
Target Corp.
4.000%, 07/01/42	1,000,000	1,149,420
6.350%, 11/01/32	708,000	984,658
Walmart, Inc.
2.550%, 04/11/23	4,000,000	4,081,520
4.050%, 06/29/48	900,000	1,081,242

Retail—(Continued)
Walmart, Inc.
5.250%, 09/01/35	935,000	1,240,969

		18,236,719

Semiconductors—0.4%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.000%, 01/15/22	3,100,000	3,130,876
Intel Corp.
2.700%, 12/15/22	2,000,000	2,050,160
3.734%, 12/08/47	1,000,000	1,117,000
QUALCOMM, Inc. 3.450%, 05/20/25 (b)	4,000,000	4,225,480

		10,523,516

Software—0.8%
Fiserv, Inc. 2.750%, 07/01/24	2,000,000	2,035,900
Microsoft Corp.
3.125%, 11/03/25 (b)	5,100,000	5,423,442
4.250%, 02/06/47	3,000,000	3,746,400
Oracle Corp.
1.900%, 09/15/21 (b)	1,800,000	1,798,434
2.500%, 10/15/22 (b)	2,100,000	2,130,933
4.125%, 05/15/45	4,200,000	4,739,364

		19,874,473

Telecommunications—1.4%
AT&T, Inc.
4.100%, 02/15/28	2,687,000	2,908,086
4.125%, 02/17/26 (b)	3,000,000	3,238,380
5.150%, 11/15/46	1,308,000	1,515,854
5.300%, 08/15/58	2,500,000	2,925,125
6.100%, 07/15/40	925,000	1,159,895
7.125%, 12/15/31	100,000	127,928
British Telecommunications plc 9.625%, 12/15/30	1,000,000	1,526,300
Cisco Systems, Inc.
2.500%, 09/20/26	1,200,000	1,233,876
5.500%, 01/15/40	2,000,000	2,751,640
Deutsche Telekom International Finance B.V. 8.750%, 06/15/30	1,000,000	1,474,120
Orange S.A. 5.500%, 02/06/44 (b)	1,000,000	1,317,400
Telefonica Emisiones S.A. 4.103%, 03/08/27	1,900,000	2,069,100
Verizon Communications, Inc.
3.376%, 02/15/25	2,078,000	2,192,352
4.812%, 03/15/39	3,927,000	4,711,222
5.012%, 04/15/49	2,032,000	2,547,559
Vodafone Group plc 6.150%, 02/27/37	2,170,000	2,741,752

		34,440,589

BHFTII-170

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—0.6%
Burlington Northern Santa Fe LLC 4.150%, 04/01/45	3,900,000	$4,485,624
CSX Corp. 6.150%, 05/01/37	1,600,000	2,108,944
FedEx Corp. 4.550%, 04/01/46	1,000,000	1,049,120
Norfolk Southern Corp.
3.000%, 04/01/22	1,911,000	1,948,551
5.590%, 05/17/25	28,000	32,098
Union Pacific Corp.
4.500%, 09/10/48	900,000	1,071,396
6.625%, 02/01/29 (b)	1,200,000	1,570,056
United Parcel Service, Inc. 2.500%, 04/01/23	2,000,000	2,027,460

		14,293,249

Total Corporate Bonds & Notes (Cost $646,379,258)		689,558,208

Foreign Government—1.7%

Electric—0.0%
Hydro-Quebec 8.400%, 01/15/22	1,000,000	1,143,620

Provincial—0.4%
Province of British Columbia Canada 2.000%, 10/23/22	1,970,000	1,987,986
Province of Nova Scotia Canada 9.250%, 03/01/20	250,000	257,165
Province of Ontario Canada
2.450%, 06/29/22 (b)	2,000,000	2,036,660
3.050%, 01/29/24 (b)	1,900,000	2,000,833
Province of Quebec Canada
2.500%, 04/20/26 (b)	2,000,000	2,076,780
7.500%, 07/15/23	350,000	420,129

		8,779,553

Sovereign—1.3%
Colombia Government International Bonds
5.000%, 06/15/45	1,000,000	1,170,280
8.125%, 05/21/24 (b)	1,500,000	1,856,535
Export Development Canada 2.000%, 05/17/22	1,000,000	1,008,730
Export-Import Bank of Korea 2.250%, 01/21/20	2,000,000	2,000,640
Japan Bank for International Cooperation 2.500%, 05/23/24	3,900,000	4,005,105
Mexico Government International Bonds
5.750%, 10/12/10	2,000,000	2,304,620
6.750%, 09/27/34 (b)	1,050,000	1,413,888
8.000%, 09/24/22 (b)	2,200,000	2,544,916
Panama Government International Bonds
4.500%, 05/15/47 (b) (c)	1,400,000	1,665,580
5.200%, 01/30/20	1,370,000	1,384,043

Sovereign—(Continued)
Peruvian Government International Bond 8.750%, 11/21/33	1,450,000	2,396,792
Philippine Government International Bonds
3.950%, 01/20/40	2,100,000	2,479,974
5.000%, 01/13/37	1,740,000	2,271,187
Poland Government International Bond 3.250%, 04/06/26	2,000,000	2,126,040
Ukraine Government AID Bond 1.471%, 09/29/21	1,600,000	1,591,200
Uruguay Government International Bond 4.375%, 10/27/27 (c)	1,900,000	2,087,302

		32,306,832

Total Foreign Government (Cost $39,678,473)		42,230,005

Mortgage-Backed Securities—1.3%

Commercial Mortgage-Backed Securities—1.3%
Commercial Mortgage Pass-Through Certificates Mortgage Trust
3.765%, 02/10/49	1,539,000	1,662,257
3.902%, 07/10/50	1,835,000	1,978,448
Commercial Mortgage Trust 3.838%, 09/10/47	3,800,000	4,067,236
GS Mortgage Securities Corp. II 3.382%, 05/10/50	1,835,000	1,940,939
GS Mortgage Securities Trust
3.135%, 06/10/46	2,935,000	3,026,942
3.377%, 05/10/45	2,198,918	2,239,440
4.243%, 08/10/46	966,000	1,037,630
JPMBB Commercial Mortgage Securities Trust
3.598%, 11/15/48	3,900,000	4,178,810
3.801%, 08/15/48	1,534,000	1,664,889
Morgan Stanley Bank of America Merrill Lynch Trust
3.544%, 01/15/49	3,850,000	4,119,554
3.635%, 10/15/48	1,547,000	1,659,497
3.732%, 05/15/48	3,750,000	4,036,652
WF-RBS Commercial Mortgage Trust 3.488%, 06/15/46	1,054,000	1,093,041

Total Mortgage-Backed Securities (Cost $31,982,276)		32,705,335

Municipals—0.6%
Los Angeles, CA Unified School District, Build America Bond 6.758%, 07/01/34	660,000	$928,039
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	1,988,000	2,743,679
New Jersey State Turnpike Authority, Build America Bond 7.414%, 01/01/40	1,700,000	2,739,210
Oregon School Boards Association 5.680%, 06/30/28	1,900,000	2,287,049
State of California General Obligation Unlimited, Build America Bond 7.300%, 10/01/39	2,700,000	4,225,932

BHFTII-171

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	1,230,000	$1,332,262

Total Municipals (Cost $11,420,587)		14,256,171

Asset-Backed Securities—0.5%

Asset-Backed - Automobile—0.2%
AmeriCredit Automobile Receivables Trust 3.080%, 12/18/23	1,500,000	1,528,713
Ford Credit Auto Owner Trust 3.160%, 10/15/23	1,000,000	1,025,022
Toyota Auto Receivables Owner Trust 2.570%, 08/15/23	2,915,000	2,951,675

		5,505,410

Asset-Backed - Credit Card—0.3%
Capital One Multi-Asset Execution Trust 1.660%, 06/17/24	3,000,000	2,989,416
Citibank Credit Card Issuance Trust 2.880%, 01/23/23	4,924,000	4,985,433

		7,974,849

Total Asset-Backed Securities (Cost $13,348,606)		13,480,259

Short-Term Investments—0.8%

Discount Note—0.1%
Federal Home Loan Bank 1.955%, 11/15/19 (d)	1,800,000	1,795,770

U.S. Treasury—0.7%
U.S. Treasury Bills
Zero Coupon, 10/01/19 (d)	2,200,000	2,200,000
1.816%, 11/14/19 (d)	3,900,000	3,891,514
1.907%, 11/21/19 (d)	11,200,000	11,171,535

		17,263,049

Total Short-Term Investments (Cost $19,056,693)		19,058,819

Securities Lending Reinvestments (e)—9.5%

Certificates of Deposit—6.9%
Banco Del Estado De Chile New York
2.206%, 1M LIBOR + 0.160%, 11/22/19 (a)	4,000,000	3,999,780
2.222%, 1M LIBOR + 0.180%, 10/09/19 (a)	2,000,000	2,000,000
Banco Santander S.A. 2.192%, 1M LIBOR + 0.150%, 11/07/19 (a)	5,000,000	4,999,605
Bank of Montreal (Chicago)
1.990%, SOFR + 0.170%, 02/07/20 (a)	1,000,000	1,000,211
2.150%, 1M LIBOR + 0.100%, 10/11/19 (a)	2,000,000	1,999,964
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (a)	5,000,000	4,999,975
2.210%, FEDEFF PRV + 0.380%, 09/09/20 (a)	2,000,000	1,999,992

Certificates of Deposit—(Continued)
Bank of Nova Scotia 2.198%, 1M LIBOR + 0.170%, 05/15/20 (a)	10,000,000	9,995,580
Barclays Bank plc 2.297%, 1M LIBOR + 0.230%, 02/05/20 (a)	5,000,000	4,996,510
BNP Paribas S.A. New York 2.289%, 3M LIBOR + 0.050%, 11/06/19 (a)	3,000,000	3,000,555
Canadian Imperial Bank of Commerce 2.180%, FEDEFF PRV + 0.350%, 08/06/20 (a)	1,000,000	1,000,005
Chiba Bank, Ltd.
2.230%, 11/20/19	2,500,000	2,500,015
2.270%, 10/08/19	5,000,000	5,000,140
Commonwealth Bank of Australia 2.200%, 1M LIBOR + 0.175%, 04/16/20 (a)	5,000,000	4,997,950
Credit Industriel et Commercial
2.227%, 1M LIBOR + 0.160%, 03/05/20 (a)	5,000,000	4,998,745
2.260%, 1M LIBOR + 0.160%, 01/03/20 (a)	2,000,000	1,999,748
Credit Suisse AG
2.219%, 1M LIBOR + 0.130%, 11/04/19 (a)	5,000,000	4,999,600
2.240%, 1M LIBOR + 0.140%, 10/02/19 (a)	6,000,000	6,000,000
DNB Bank ASA 2.020%, 03/10/20	2,000,000	1,999,572
DZ Bank AG
Zero Coupon, 10/18/19	6,957,859	6,992,650
Zero Coupon, 11/18/19	1,988,603	1,994,360
Zero Coupon, 03/10/20	989,594	990,790
KBC Bank NV
Zero Coupon, 10/25/19	4,935,000	4,993,273
2.220%, 12/03/19	5,000,000	5,001,200
Mitsubishi UFJ Trust and Banking Corp. 2.226%, 1M LIBOR + 0.180%, 01/23/20 (a)	4,000,000	3,999,948
Mizuho Bank, Ltd. 2.174%, 1M LIBOR + 0.120%, 11/27/19 (a)	5,000,000	4,999,905
MUFG Bank Ltd. 2.216%, 1M LIBOR + 0.170%, 02/24/20 (a)	2,000,000	1,999,794
National Australia Bank, Ltd. 2.232%, 1M LIBOR + 0.190%, 04/08/20 (a)	1,000,000	999,840
Norinchukin Bank, New York Zero Coupon, 10/09/19	1,988,162	1,998,940
Rabobank International London 2.236%, 1M LIBOR + 0.190%, 04/24/20 (a)	4,000,000	3,999,600
Royal Bank of Canada New York 2.060%, SOFR + 0.240%, 07/08/20 (a)	3,000,000	2,999,760
Societe Generale 2.280%, FEDEFF PRV + 0.450%, 08/14/20 (a)	7,000,999	7,003,633
Standard Chartered Bank
2.158%, 1M LIBOR + 0.130%, 11/15/19 (a)	6,000,000	6,000,102
2.180%, FEDEFF PRV + 0.350%, 02/26/20 (a)	7,000,000	6,999,965
Sumitomo Mitsui Banking Corp.
2.172%, 1M LIBOR + 0.130%, 12/09/19 (a)	2,000,000	1,999,740
2.179%, 1M LIBOR + 0.140%, 11/12/19 (a)	4,000,000	3,999,800
2.216%, 1M LIBOR + 0.170%, 01/21/20 (a)	4,000,000	3,999,944
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 10/25/19	986,807	998,550
2.184%, 1M LIBOR + 0.140%, 11/20/19 (a)	4,000,000	3,999,920
2.206%, 1M LIBOR + 0.160%, 10/23/19 (a)	3,000,000	3,000,060

BHFTII-172

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Svenska Handelsbanken AB
2.247%, 1M LIBOR + 0.180%, 06/05/20 (a)	2,000,000	$1,999,060
2.266%, 1M LIBOR + 0.220%, 07/22/20 (a)	6,000,000	5,998,152
Toronto-Dominion Bank 2.269%, 1M LIBOR + 0.180%, 06/03/20 (a)	5,000,000	4,999,857
Wells Fargo Bank N.A. 2.180%, FEDEFF PRV + 0.350%, 08/20/20 (a)	7,000,000	7,000,000
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (a)	5,000,000	4,999,982

		176,456,772

Commercial Paper—1.6%
Agricultural Bank of China 2.295%, 12/11/19	994,263	995,388
Bank of China, Ltd.
2.290%, 12/09/19	4,971,375	4,977,235
2.470%, 10/11/19	4,970,497	4,996,445
Cafco LLC 2.120%, 10/31/19	1,992,580	1,996,362
Industrial & Commercial Bank of China, Corp. 2.470%, 10/25/19	993,688	998,636
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (a)	10,000,000	10,001,620
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (a)	1,000,000	1,000,028
Societe Generale 2.555%, 3M LIBOR + 0.410%, 12/18/19 (a)	2,001,696	2,001,830
Thunder Bay Funding LLC 2.167%, 1M LIBOR + 0.100%, 12/05/19 (a)	4,000,000	3,999,600
UBS AG 2.286%, 1M LIBOR + 0.240%, 01/27/20 (a)	5,000,000	5,000,000
Westpac Banking Corp. 2.194%, 1M LIBOR + 0.150%, 05/29/20 (a)	4,999,383	4,997,445

		40,964,589

Master Demand Notes—0.2%
Natixis Financial Products LLC 2.170%, OBFR + 0.350%, 11/04/19 (a)	5,000,000	5,000,000

Repurchase Agreements—0.7%
BofA Securities, Inc. Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $4,123,785; collateralized by various Common Stock with an aggregate market value of $4,510,001.	4,100,000	4,100,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $7,014,768; collateralized by various Common Stock with an aggregate market value of $7,700,000.	7,000,000	7,000,000

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $667,163; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $680,472.	667,130	667,130
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $1,000,055; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $1,113,002.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $1,000,055; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,111,062.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $5,001,944; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $5,555,310.	5,000,000	5,000,000

		18,767,130

Time Deposit—0.1%
Shizuoka Bank, Ltd. 2.250%, 10/18/19	2,000,000	2,000,000

Total Securities Lending Reinvestments (Cost $243,198,767)		243,188,491

Total Investments—109.6% (Cost $2,664,820,041)		2,780,994,411
Other assets and liabilities (net)—(9.6)%		(242,628,375)

Net Assets—100.0%		$2,538,366,036

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $236,916,905 and the collateral received consisted of cash in the amount of $243,037,634. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Principal amount of security is adjusted for inflation.
(d)	The rate shown represents current yield to maturity.

BHFTII-173

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the market value of 144A securities was $4,821,480, which is 0.2% of net assets.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(CMO)—	Collateralized Mortgage Obligation

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,726,517,123	$—	$1,726,517,123
Total Corporate Bonds & Notes*	—	689,558,208	—	689,558,208
Total Foreign Government*	—	42,230,005	—	42,230,005
Total Mortgage-Backed Securities*	—	32,705,335	—	32,705,335
Total Municipals*	—	14,256,171	—	14,256,171
Total Asset-Backed Securities*	—	13,480,259	—	13,480,259
Total Short-Term Investments*	—	19,058,819	—	19,058,819
Total Securities Lending Reinvestments*	—	243,188,491	—	243,188,491
Total Investments	$—	$2,780,994,411	$—	$2,780,994,411

Collateral for Securities Loaned (Liability)	$—	$(243,037,634)	$—	$(243,037,634)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-174

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
Axon Enterprise, Inc. (a)	34,464	$1,956,866
Curtiss-Wright Corp.	24,853	3,215,233
Teledyne Technologies, Inc. (a)	21,159	6,812,986

		11,985,085

Air Freight & Logistics—0.4%
XPO Logistics, Inc. (a)	53,615	3,837,226

Airlines—0.3%
JetBlue Airways Corp. (a) (b)	172,317	2,886,310

Auto Components—1.0%
Adient plc	50,640	1,162,694
Dana, Inc.	83,708	1,208,744
Delphi Technologies plc	50,666	678,924
Gentex Corp.	148,185	4,080,274
Goodyear Tire & Rubber Co. (The)	135,240	1,948,132
Visteon Corp. (a) (c)	16,259	1,342,018

		10,420,786

Automobiles—0.2%
Thor Industries, Inc.	32,026	1,813,953

Banks—6.7%
Associated Banc-Corp.	94,320	1,909,980
BancorpSouth Bank	54,457	1,612,472
Bank of Hawaii Corp. (c)	23,629	2,030,440
Bank OZK (c)	70,310	1,917,354
Cathay General Bancorp	44,103	1,531,918
Commerce Bancshares, Inc.	57,448	3,484,221
Cullen/Frost Bankers, Inc. (c)	33,163	2,936,584
East West Bancorp, Inc.	84,654	3,749,326
First Financial Bankshares, Inc.	78,990	2,632,737
First Horizon National Corp.	181,746	2,944,285
FNB Corp.	188,955	2,178,651
Fulton Financial Corp. (c)	96,707	1,564,719
Hancock Whitney Corp.	52,760	2,020,444
Home BancShares, Inc. (c)	90,585	1,702,545
International Bancshares Corp.	33,605	1,297,825
PacWest Bancorp	68,752	2,498,448
Pinnacle Financial Partners, Inc. (c)	42,070	2,387,472
Prosperity Bancshares, Inc.	40,163	2,836,713
Signature Bank	31,834	3,795,249
Sterling Bancorp	119,349	2,394,141
Synovus Financial Corp.	89,756	3,209,675
TCF Financial Corp.	89,270	3,398,509
Texas Capital Bancshares, Inc. (a)	29,257	1,598,895
Trustmark Corp. (c)	37,457	1,277,658
UMB Financial Corp.	25,114	1,621,862
Umpqua Holdings Corp.	128,074	2,108,098
United Bankshares, Inc. (c)	59,251	2,243,835
Valley National Bancorp (c)	192,980	2,097,693
Webster Financial Corp.	53,602	2,512,326
Wintrust Financial Corp.	32,972	2,130,980

		69,625,055

Beverages—0.2%
Boston Beer Co., Inc. (The) - Class A (a)	5,343	1,945,279

Biotechnology—0.8%
Exelixis, Inc. (a) (c)	176,178	3,115,708
Ligand Pharmaceuticals, Inc. (a) (c)	11,057	1,100,614
Repligen Corp. (a)	26,975	2,068,712
United Therapeutics Corp. (a)	25,504	2,033,944

		8,318,978

Building Products—1.3%
Lennox International, Inc.	20,497	4,980,156
Owens Corning	63,276	3,999,043
Resideo Technologies, Inc. (a)	71,411	1,024,748
Trex Co., Inc. (a) (c)	33,981	3,089,892

		13,093,839

Capital Markets—2.4%
Eaton Vance Corp.	65,748	2,954,058
Evercore, Inc. - Class A	23,191	1,857,599
FactSet Research Systems, Inc. (c)	22,251	5,406,325
Federated Investors, Inc. - Class B	55,911	1,812,076
Interactive Brokers Group, Inc. - Class A (c)	44,638	2,400,632
Janus Henderson Group plc (c)	92,517	2,077,932
Legg Mason, Inc.	47,427	1,811,237
SEI Investments Co.	73,785	4,372,130
Stifel Financial Corp.	40,472	2,322,283

		25,014,272

Chemicals—2.5%
Ashland Global Holdings, Inc.	35,201	2,712,237
Cabot Corp. (c)	33,608	1,523,115
Chemours Co. (The) (c)	95,085	1,420,570
Ingevity Corp. (a)	24,346	2,065,515
Minerals Technologies, Inc.	20,393	1,082,664
NewMarket Corp.	4,295	2,027,627
Olin Corp. (c)	95,560	1,788,883
PolyOne Corp.	44,710	1,459,781
RPM International, Inc.	75,420	5,189,650
Scotts Miracle-Gro Co. (The)	22,918	2,333,511
Sensient Technologies Corp. (c)	24,614	1,689,751
Valvoline, Inc. (c)	109,456	2,411,316

		25,704,620

Commercial Services & Supplies—1.8%
Brink’s Co. (The)	29,081	2,412,269
Clean Harbors, Inc. (a)	29,891	2,307,585
Deluxe Corp.	24,969	1,227,476
Healthcare Services Group, Inc. (c)	43,106	1,047,045
Herman Miller, Inc.	34,347	1,583,053
HNI Corp.	24,937	885,263
KAR Auction Services, Inc.	77,632	1,905,866
MSA Safety, Inc. (c)	20,718	2,260,541
Stericycle, Inc. (a) (c)	52,998	2,699,188
Tetra Tech, Inc.	31,785	2,757,667

		19,085,953

BHFTII-175

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—1.1%
Ciena Corp. (a) (c)	90,218	$3,539,252
InterDigital, Inc.	18,104	949,917
Lumentum Holdings, Inc. (a)	44,727	2,395,578
NetScout Systems, Inc. (a)	38,828	895,374
Plantronics, Inc. (c)	18,875	704,415
ViaSat, Inc. (a)	33,513	2,524,199

		11,008,735

Construction & Engineering—1.3%
AECOM (a)	91,738	3,445,679
Dycom Industries, Inc. (a) (c)	18,317	935,083
EMCOR Group, Inc.	32,650	2,811,818
Fluor Corp.	81,385	1,556,895
Granite Construction, Inc. (c)	27,243	875,318
MasTec, Inc. (a) (c)	35,064	2,276,705
Valmont Industries, Inc.	12,582	1,741,852

		13,643,350

Construction Materials—0.2%
Eagle Materials, Inc.	24,442	2,200,024

Consumer Finance—0.6%
FirstCash, Inc.	24,988	2,290,650
Green Dot Corp. - Class A (a)	27,728	700,132
Navient Corp.	117,974	1,510,067
SLM Corp.	248,119	2,189,650

		6,690,499

Containers & Packaging—1.0%
AptarGroup, Inc.	37,248	4,412,026
Greif, Inc. - Class A	15,272	578,656
Owens-Illinois, Inc.	90,418	928,593
Silgan Holdings, Inc.	45,264	1,359,504
Sonoco Products Co.	58,207	3,388,229

		10,667,008

Distributors—0.5%
Pool Corp. (c)	23,220	4,683,474

Diversified Consumer Services—1.0%
Adtalem Global Education, Inc. (a)	31,944	1,216,747
Graham Holdings Co. - Class B	2,531	1,679,192
Service Corp. International (c)	106,066	5,071,015
Sotheby’s (a) (c)	18,978	1,081,366
WW International, Inc. (a)	27,008	1,021,443

		10,069,763

Diversified Financial Services—0.3%
Jefferies Financial Group, Inc.	146,572	2,696,925

Electric Utilities—1.6%
ALLETE, Inc.	30,044	2,626,146
Hawaiian Electric Industries, Inc.	63,381	2,890,807
IDACORP, Inc.	29,312	3,302,583

Electric Utilities—(Continued)
OGE Energy Corp.	116,428	5,283,503
PNM Resources, Inc.	46,329	2,412,814

		16,515,853

Electrical Equipment—1.2%
Acuity Brands, Inc.	23,206	3,127,937
EnerSys	24,708	1,629,246
Hubbell, Inc.	31,646	4,158,284
Nvent Electric plc	90,492	1,994,444
Regal-Beloit Corp.	24,390	1,776,811

		12,686,722

Electronic Equipment, Instruments & Components—4.2%
Arrow Electronics, Inc. (a)	48,356	3,606,390
Avnet, Inc. (c)	60,268	2,681,022
Belden, Inc.	22,470	1,198,550
Cognex Corp. (c)	99,261	4,876,693
Coherent, Inc. (a)	13,949	2,144,240
II-VI, Inc. (a)	50,393	1,774,337
Jabil, Inc.	80,941	2,895,260
Littelfuse, Inc.	14,301	2,535,710
National Instruments Corp.	69,037	2,898,864
SYNNEX Corp.	23,765	2,683,068
Tech Data Corp. (a) (c)	20,707	2,158,498
Trimble, Inc. (a)	146,448	5,683,647
Vishay Intertechnology, Inc.	76,977	1,303,221
Zebra Technologies Corp. - Class A (a) (c)	31,476	6,495,702

		42,935,202

Energy Equipment & Services—0.6%
Apergy Corp. (a)	45,052	1,218,657
Core Laboratories NV	25,802	1,202,889
Oceaneering International, Inc. (a)	57,540	779,667
Patterson-UTI Energy, Inc.	117,842	1,007,549
Transocean, Ltd. (a) (c)	334,491	1,495,175

		5,703,937

Entertainment—0.9%
Cinemark Holdings, Inc. (c)	62,006	2,395,912
Live Nation Entertainment, Inc. (a) (c)	80,885	5,365,911
World Wrestling Entertainment, Inc. - Class A (c)	27,663	1,968,222

		9,730,045

Equity Real Estate Investment Trusts—10.7%
Alexander & Baldwin, Inc.	39,496	968,047
American Campus Communities, Inc.	79,916	3,842,361
Brixmor Property Group, Inc. (c)	173,235	3,514,938
Camden Property Trust	56,317	6,251,750
CoreCivic, Inc.	69,269	1,196,968
CoreSite Realty Corp. (c)	21,457	2,614,535
Corporate Office Properties Trust	65,113	1,939,065
Cousins Properties, Inc.	85,361	3,208,720
CyrusOne, Inc.	65,835	5,207,548
Douglas Emmett, Inc.	95,814	4,103,714
EastGroup Properties, Inc.	21,845	2,731,062

BHFTII-176

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
EPR Properties	45,109	$3,467,078
First Industrial Realty Trust, Inc.	73,568	2,910,350
Geo Group, Inc. (The)	70,523	1,222,869
Healthcare Realty Trust, Inc.	75,172	2,518,262
Highwoods Properties, Inc.	60,328	2,711,140
JBG SMITH Properties	68,650	2,691,766
Kilroy Realty Corp.	54,030	4,208,397
Lamar Advertising Co. - Class A	49,994	4,096,008
Liberty Property Trust	91,765	4,710,297
Life Storage, Inc.	27,133	2,860,090
Mack-Cali Realty Corp.	52,668	1,140,789
Medical Properties Trust, Inc.	259,576	5,077,307
National Retail Properties, Inc.	99,828	5,630,299
Omega Healthcare Investors, Inc.	125,954	5,263,618
Park Hotels & Resorts, Inc.	139,439	3,481,792
Pebblebrook Hotel Trust	75,979	2,113,736
PotlatchDeltic Corp.	39,077	1,605,479
PS Business Parks, Inc.	11,647	2,119,172
Rayonier, Inc.	75,396	2,126,167
Sabra Health Care REIT, Inc.	110,227	2,530,812
Senior Housing Properties Trust	138,275	1,279,735
Service Properties Trust	95,648	2,466,762
Spirit Realty Capital, Inc. (c)	52,409	2,508,295
Tanger Factory Outlet Centers, Inc. (c)	54,407	842,220
Taubman Centers, Inc.	35,600	1,453,548
Uniti Group, Inc. (c)	112,337	872,297
Urban Edge Properties	66,952	1,324,980
Weingarten Realty Investors	70,347	2,049,208

		110,861,181

Food & Staples Retailing—0.5%
Casey’s General Stores, Inc.	21,385	3,446,407
Sprouts Farmers Market, Inc. (a)	68,697	1,328,600

		4,775,007

Food Products—1.7%
Flowers Foods, Inc. (c)	111,950	2,589,404
Hain Celestial Group, Inc. (The) (a) (c)	46,674	1,002,324
Ingredion, Inc.	38,811	3,172,411
Lancaster Colony Corp.	11,513	1,596,277
Pilgrim’s Pride Corp. (a)	30,450	975,770
Post Holdings, Inc. (a)	39,948	4,228,096
Sanderson Farms, Inc.	11,468	1,735,452
Tootsie Roll Industries, Inc. (c)	9,811	364,381
TreeHouse Foods, Inc. (a) (c)	32,688	1,812,550

		17,476,665

Gas Utilities—1.9%
National Fuel Gas Co.	50,203	2,355,525
New Jersey Resources Corp. (c)	52,334	2,366,543
ONE Gas, Inc.	30,672	2,947,886
Southwest Gas Holdings, Inc.	31,596	2,876,500
Spire, Inc.	29,552	2,578,117
UGI Corp.	121,537	6,109,665

		19,234,236

Health Care Equipment & Supplies—4.0%
Avanos Medical, Inc. (a)	27,749	1,039,478
Cantel Medical Corp. (c)	21,377	1,599,000
Globus Medical, Inc. - Class A (a)	44,580	2,278,930
Haemonetics Corp. (a)	29,529	3,724,788
Hill-Rom Holdings, Inc.	38,861	4,089,343
ICU Medical, Inc. (a)	11,179	1,784,168
Integra LifeSciences Holdings Corp. (a)	41,291	2,480,350
LivaNova plc (a)	28,146	2,076,893
Masimo Corp. (a)	28,535	4,245,723
NuVasive, Inc. (a)	30,271	1,918,576
Penumbra, Inc. (a) (c)	18,618	2,503,935
STERIS plc	49,256	7,116,999
West Pharmaceutical Services, Inc.	42,895	6,083,369

		40,941,552

Health Care Providers & Services—2.1%
Acadia Healthcare Co., Inc. (a) (c)	51,488	1,600,247
Amedisys, Inc. (a)	18,714	2,451,721
Chemed Corp.	9,261	3,867,116
Covetrus, Inc. (a) (c)	56,663	673,723
Encompass Health Corp.	57,374	3,630,627
HealthEquity, Inc. (a) (c)	41,075	2,347,231
MEDNAX, Inc. (a)	48,980	1,107,927
Molina Healthcare, Inc. (a)	36,475	4,002,037
Patterson Cos., Inc.	50,018	891,321
Tenet Healthcare Corp. (a) (c)	60,168	1,330,916

		21,902,866

Health Care Technology—0.4%
Allscripts Healthcare Solutions, Inc. (a) (c)	96,930	1,064,291
Medidata Solutions, Inc. (a)	36,213	3,313,490

		4,377,781

Hotels, Restaurants & Leisure—4.0%
Boyd Gaming Corp.	46,542	1,114,681
Brinker International, Inc. (c)	21,811	930,675
Caesars Entertainment Corp. (a)	323,251	3,769,107
Cheesecake Factory, Inc. (The) (c)	23,882	995,402
Churchill Downs, Inc.	20,725	2,558,605
Cracker Barrel Old Country Store, Inc. (c)	13,985	2,274,660
Domino’s Pizza, Inc. (c)	23,983	5,866,002
Dunkin’ Brands Group, Inc. (c)	48,110	3,818,010
Eldorado Resorts, Inc. (a) (c)	37,994	1,514,821
International Speedway Corp. - Class A	13,875	624,514
Jack in the Box, Inc.	15,020	1,368,622
Marriott Vacations Worldwide Corp.	22,532	2,334,540
Papa John’s International, Inc. (c)	12,756	667,777
Penn National Gaming, Inc. (a) (c)	63,349	1,179,875
Scientific Games Corp. - Class A (a)	31,421	639,417
Six Flags Entertainment Corp.	45,629	2,317,497
Texas Roadhouse, Inc.	38,038	1,997,756
Wendy’s Co. (The)	107,300	2,143,854
Wyndham Destinations Inc.	53,641	2,468,559
Wyndham Hotels & Resorts, Inc.	56,087	2,901,941

		41,486,315

BHFTII-177

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—1.0%
Helen of Troy, Ltd. (a)	14,603	$2,302,309
KB Home	49,738	1,691,092
Tempur Sealy International, Inc. (a)	26,779	2,067,339
Toll Brothers, Inc.	75,143	3,084,620
TRI Pointe Group, Inc. (a) (c)	82,741	1,244,425

		10,389,785

Household Products—0.2%
Energizer Holdings, Inc. (c)	37,270	1,624,227
Spectrum Brands Holdings, Inc.	3,664	193,182

		1,817,409

Industrial Conglomerates—0.5%
Carlisle Cos., Inc.	32,924	4,791,759

Insurance—5.7%
Alleghany Corp. (a)	8,393	6,695,600
American Financial Group, Inc.	43,420	4,682,847
Brighthouse Financial, Inc. (a)	64,799	2,622,416
Brown & Brown, Inc.	135,786	4,896,443
CNO Financial Group, Inc.	90,729	1,436,240
First American Financial Corp.	65,200	3,847,452
Genworth Financial, Inc. - Class A (a)	292,741	1,288,060
Hanover Insurance Group, Inc. (The)	23,006	3,118,233
Kemper Corp.	36,422	2,839,095
Mercury General Corp.	15,776	881,563
Old Republic International Corp.	165,769	3,907,175
Primerica, Inc.	24,359	3,099,196
Reinsurance Group of America, Inc.	36,504	5,836,259
RenaissanceRe Holdings, Ltd.	25,686	4,968,957
Selective Insurance Group, Inc.	34,531	2,596,386
W.R. Berkley Corp.	84,167	6,079,382

		58,795,304

Interactive Media & Services—0.1%
Yelp, Inc. (a)	37,593	1,306,357

Internet & Direct Marketing Retail—0.7%
Etsy, Inc. (a)	70,063	3,958,559
GrubHub, Inc. (a) (c)	53,133	2,986,606

		6,945,165

IT Services—2.4%
CACI International, Inc. - Class A (a)	14,472	3,346,795
CoreLogic, Inc. (a)	46,608	2,156,552
KBR, Inc.	82,332	2,020,427
LiveRamp Holdings, Inc. (a)	39,341	1,690,089
MAXIMUS, Inc.	37,114	2,867,428
Perspecta, Inc.	80,237	2,095,791
Sabre Corp.	159,177	3,564,769
Science Applications International Corp.	28,526	2,491,746
WEX, Inc. (a)	25,170	5,086,102

		25,319,699

Leisure Products—0.8%
Brunswick Corp.	49,859	2,598,651
Mattel, Inc. (a) (c)	200,973	2,289,083
Polaris, Inc.	33,418	2,941,118

		7,828,852

Life Sciences Tools & Services—1.7%
Bio-Rad Laboratories, Inc. - Class A (a)	12,501	4,159,583
Bio-Techne Corp.	22,139	4,331,938
Charles River Laboratories International, Inc. (a)	28,388	3,757,719
PRA Health Sciences, Inc. (a)	36,523	3,624,177
Syneos Health, Inc. (a) (c)	36,113	1,921,573

		17,794,990

Machinery—4.1%
AGCO Corp. (c)	36,805	2,786,138
Colfax Corp. (a) (c)	48,591	1,412,054
Crane Co.	29,637	2,389,631
Donaldson Co., Inc. (c)	74,173	3,862,930
Graco, Inc.	97,018	4,466,709
ITT, Inc.	51,183	3,131,888
Kennametal, Inc.	47,962	1,474,352
Lincoln Electric Holdings, Inc.	35,932	3,117,460
Nordson Corp. (c)	29,760	4,352,698
Oshkosh Corp.	39,780	3,015,324
Terex Corp. (c)	38,099	989,431
Timken Co. (The)	39,805	1,731,916
Toro Co. (The) (c)	62,003	4,544,820
Trinity Industries, Inc.	59,500	1,170,960
Woodward, Inc.	32,734	3,529,707

		41,976,018

Marine—0.3%
Kirby Corp. (a) (c)	34,841	2,862,537

Media—1.1%
AMC Networks, Inc. - Class A (a) (c)	25,684	1,262,626
Cable One, Inc.	2,921	3,664,979
John Wiley & Sons, Inc. - Class A	25,611	1,125,347
Meredith Corp. (c)	23,305	854,361
New York Times Co. (The) - Class A (c)	83,597	2,380,843
TEGNA, Inc.	126,012	1,956,966

		11,245,122

Metals & Mining—1.9%
Allegheny Technologies, Inc. (a)	73,331	1,484,953
Carpenter Technology Corp.	27,722	1,432,118
Commercial Metals Co.	68,587	1,192,042
Compass Minerals International, Inc.	19,707	1,113,248
Reliance Steel & Aluminum Co.	38,768	3,863,619
Royal Gold, Inc. (c)	38,132	4,698,244
Steel Dynamics, Inc.	127,733	3,806,443
United States Steel Corp. (c)	99,309	1,147,019
Worthington Industries, Inc.	21,555	777,058

		19,514,744

BHFTII-178

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multi-Utilities—0.8%
Black Hills Corp.	35,516	$2,725,142
MDU Resources Group, Inc.	115,778	3,263,782
NorthWestern Corp.	29,339	2,201,892

		8,190,816

Multiline Retail—0.2%
Dillard’s, Inc. - Class A (c)	5,940	392,693
Ollie’s Bargain Outlet Holdings, Inc. (a) (c)	31,807	1,865,163

		2,257,856

Oil, Gas & Consumable Fuels—1.6%
Antero Midstream Corp. (c)	150,346	1,112,560
Chesapeake Energy Corp. (a) (c)	655,947	924,885
CNX Resources Corp. (a) (c)	109,092	792,008
EQT Corp. (c)	148,605	1,581,157
Equitrans Midstream Corp. (c)	118,666	1,726,590
Matador Resources Co. (a) (c)	63,774	1,054,184
Murphy Oil Corp. (c)	89,651	1,982,184
Oasis Petroleum, Inc. (a)	168,488	582,969
PBF Energy, Inc. - Class A	59,273	1,611,633
Southwestern Energy Co. (a) (c)	314,845	607,651
World Fuel Services Corp.	38,028	1,518,838
WPX Energy, Inc. (a) (c)	245,677	2,601,720

		16,096,379

Paper & Forest Products—0.3%
Domtar Corp.	36,400	1,303,484
Louisiana-Pacific Corp.	71,896	1,767,204

		3,070,688

Personal Products—0.2%
Edgewell Personal Care Co. (a)	31,501	1,023,467
Nu Skin Enterprises, Inc. - Class A	32,307	1,374,017

		2,397,484

Pharmaceuticals—0.5%
Catalent, Inc. (a) (c)	84,931	4,047,811
Prestige Consumer Healthcare, Inc. (a) (c)	29,221	1,013,677

		5,061,488

Professional Services—0.7%
ASGN, Inc. (a)	30,768	1,934,077
Insperity, Inc.	22,518	2,220,725
ManpowerGroup, Inc.	34,804	2,931,889

		7,086,691

Real Estate Management & Development—0.4%
Jones Lang LaSalle, Inc.	29,967	4,167,211

Road & Rail—1.8%
Avis Budget Group, Inc. (a)	34,028	961,632
Genesee & Wyoming, Inc. - Class A (a)	32,926	3,638,652
Knight-Swift Transportation Holdings, Inc. (c)	71,405	2,592,002
Landstar System, Inc. (c)	23,050	2,594,969

Road & Rail—(Continued)
Old Dominion Freight Line, Inc. (c)	37,227	6,327,473
Ryder System, Inc.	31,021	1,605,957
Werner Enterprises, Inc. (c)	25,757	909,222

		18,629,907

Semiconductors & Semiconductor Equipment—3.6%
Cirrus Logic, Inc. (a)	33,816	1,811,861
Cree, Inc. (a) (c)	62,220	3,048,780
Cypress Semiconductor Corp.	214,804	5,013,525
First Solar, Inc. (a)	44,136	2,560,329
MKS Instruments, Inc.	31,690	2,924,353
Monolithic Power Systems, Inc.	23,391	3,640,341
Semtech Corp. (a)	38,695	1,880,964
Silicon Laboratories, Inc. (a)	25,210	2,807,134
Synaptics, Inc. (a) (c)	19,141	764,683
Teradyne, Inc.	98,845	5,724,114
Universal Display Corp.	24,659	4,140,246
Versum Materials, Inc.	63,537	3,363,014

		37,679,344

Software—3.3%
ACI Worldwide, Inc. (a) (c)	67,884	2,126,466
Blackbaud, Inc. (c)	28,600	2,583,724
CDK Global, Inc.	70,492	3,389,960
CommVault Systems, Inc. (a)	24,175	1,080,864
Fair Isaac Corp. (a)	16,808	5,101,564
j2 Global, Inc. (c)	27,029	2,454,774
LogMeIn, Inc. (c)	28,753	2,040,313
Manhattan Associates, Inc. (a)	37,413	3,018,107
PTC, Inc. (a) (c)	60,292	4,110,709
Teradata Corp. (a)	66,363	2,057,253
Tyler Technologies, Inc. (a)	22,441	5,890,762

		33,854,496

Specialty Retail—2.1%
Aaron’s, Inc.	39,287	2,524,582
American Eagle Outfitters, Inc.	92,377	1,498,355
AutoNation, Inc. (a) (c)	34,193	1,733,585
Bed Bath & Beyond, Inc. (c)	74,317	790,733
Dick’s Sporting Goods, Inc. (c)	38,322	1,563,921
Five Below, Inc. (a)	32,378	4,082,866
Foot Locker, Inc.	63,805	2,753,824
Murphy USA, Inc. (a)	17,479	1,490,959
Sally Beauty Holdings, Inc. (a) (c)	70,111	1,043,953
Urban Outfitters, Inc. (a) (c)	41,025	1,152,392
Williams-Sonoma, Inc.	45,485	3,092,070

		21,727,240

Technology Hardware, Storage & Peripherals—0.2%
NCR Corp. (a)	74,091	2,338,312

Textiles, Apparel & Luxury Goods—0.7%
Carter’s, Inc. (c)	26,021	2,373,375
Deckers Outdoor Corp. (a)	16,798	2,475,353
Skechers USA, Inc. - Class A (a)	77,793	2,905,569

		7,754,297

BHFTII-179

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Thrifts & Mortgage Finance—0.6%
LendingTree, Inc. (a)	4,458	$1,383,897
New York Community Bancorp, Inc. (c)	271,831	3,411,479
Washington Federal, Inc.	46,181	1,708,235

		6,503,611

Trading Companies & Distributors—0.7%
GATX Corp. (c)	20,764	1,609,833
MSC Industrial Direct Co., Inc. - Class A	26,178	1,898,690
NOW, Inc. (a) (c)	63,279	725,810
Watsco, Inc. (c)	18,969	3,209,176

		7,443,509

Water Utilities—0.5%
Aqua America, Inc.	125,502	5,626,255

Wireless Telecommunication Services—0.1%
Telephone & Data Systems, Inc.	56,749	1,464,124

Total Common Stocks (Cost $779,564,698)		1,005,955,945

Mutual Fund—1.7%

Investment Company Security—1.7%
SPDR S&P MidCap 400 ETF Trust (Cost $17,028,064)	48,400	17,059,548

Short-Term Investments—0.7%

Discount Notes—0.5%
Federal Home Loan Bank
1.880%, 10/04/19 (d)	4,575,000	4,574,283
1.880%, 11/06/19 (d)	1,025,000	1,023,073

		5,597,356

U.S. Treasury—0.2%
U.S. Treasury Bill 1.718%, 11/07/19 (d)	2,575,000	2,570,453

Total Short-Term Investments (Cost $8,167,613)		8,167,809

Securities Lending Reinvestments (e)—18.3%

Certificates of Deposit—9.9%
Banco Del Estado De Chile New York
2.206%, 1M LIBOR + 0.160%, 11/22/19 (f)	6,000,000	5,999,670
2.222%, 1M LIBOR + 0.180%, 10/09/19 (f)	3,000,000	3,000,000
Banco Santander S.A. 2.192%, 1M LIBOR + 0.150%, 11/07/19 (f)	3,000,000	2,999,763
Bank of Montreal (Chicago)
2.070%, SOFR + 0.250%, 07/10/20 (f)	1,000,000	1,000,068
2.150%, 1M LIBOR + 0.100%, 10/11/19 (f)	2,000,000	1,999,964
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (f)	7,000,000	6,999,965

Certificates of Deposit—(Continued)
Bank of Nova Scotia 2.198%, 1M LIBOR + 0.170%, 05/15/20 (f)	2,000,000	1,999,116
Barclays Bank plc 2.297%, 1M LIBOR + 0.230%, 02/05/20 (f)	5,000,000	4,996,510
BNP Paribas S.A. New York 2.289%, 3M LIBOR + 0.050%, 11/06/19 (f)	1,000,000	1,000,185
Canadian Imperial Bank of Commerce
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (f)	4,000,000	4,000,020
2.278%, 1M LIBOR + 0.250%, 10/15/19 (f)	2,000,000	2,000,068
China Construction Bank Corp. 2.470%, 10/18/19	1,000,000	1,000,127
Cooperative Rabobank UA 2.439%, 3M LIBOR + 0.150%, 01/08/20 (f)	3,000,000	3,000,057
Credit Industriel et Commercial 2.393%, 3M LIBOR + 0.090%, 10/15/19 (f)	5,000,000	5,000,525
Credit Suisse AG 2.240%, 1M LIBOR + 0.140%, 10/02/19 (f)	2,000,000	2,000,000
DZ Bank AG Zero Coupon, 10/18/19	4,969,899	4,994,750
KBC Bank NV Zero Coupon, 10/25/19	2,961,000	2,995,964
Mitsubishi UFJ Trust and Banking Corp. 2.226%, 1M LIBOR + 0.180%, 01/23/20 (f)	4,000,000	3,999,948
Mizuho Bank, Ltd. 2.174%, 1M LIBOR + 0.120%, 11/27/19 (f)	5,000,000	4,999,905
MUFG Bank Ltd. 2.216%, 1M LIBOR + 0.170%, 02/24/20 (f)	2,000,000	1,999,794
Natixis New York 2.453%, 3M LIBOR + 0.150%, 10/15/19 (f)	2,000,000	2,000,252
Societe Generale 2.337%, 1M LIBOR + 0.280%, 06/19/20 (f)	2,000,000	2,002,364
Sumitomo Mitsui Banking Corp.
2.179%, 1M LIBOR + 0.140%, 11/12/19 (f)	2,000,000	1,999,900
2.234%, 1M LIBOR + 0.180%, 01/27/20 (f)	5,000,000	4,999,655
Sumitomo Mitsui Trust Bank, Ltd. 2.184%, 1M LIBOR + 0.140%, 11/20/19 (f)	3,000,000	2,999,940
Svenska Handelsbanken AB
2.247%, 1M LIBOR + 0.180%, 06/05/20 (f)	2,000,000	1,999,060
2.344%, 1M LIBOR + 0.300%, 10/31/19 (f)	2,000,000	2,000,288
2.429%, 1M LIBOR + 0.380%, 12/10/19 (f)	3,000,000	3,001,206
Toronto-Dominion Bank 2.269%, 1M LIBOR + 0.180%, 06/03/20 (f)	2,000,000	1,999,943
Wells Fargo Bank N.A.
2.180%, FEDEFF PRV + 0.350%, 08/20/20 (f)	5,000,000	5,000,000
2.477%, 3M LIBOR + 0.210%, 10/25/19 (f)	2,000,000	2,000,466
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (f)	6,000,000	5,999,978

		101,989,451

Commercial Paper—3.8%
Bank of China, Ltd. 2.470%, 10/11/19	3,976,535	3,997,156
Cafco LLC 2.120%, 10/31/19	1,992,580	1,996,362

BHFTII-180

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
China Construction Bank Corp.
2.470%, 10/18/19	993,756	$998,858
2.500%, 10/01/19	1,000,000	1,000,008
Industrial & Commercial Bank of China, Corp. 2.470%, 10/25/19	1,987,376	1,997,272
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (f)	8,000,000	8,001,296
LMA S.A. & LMA Americas, Corp. 2.610%, 10/03/19	2,960,198	2,999,463
Royal Bank of Canada
2.463%, 3M LIBOR + 0.160%, 01/14/20 (f)	3,000,000	3,001,671
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (f)	2,000,000	2,000,056
Sumitomo Mitsui Banking Corp. 2.187%, 1M LIBOR + 0.130%, 01/06/20 (f)	3,000,000	2,999,616
UBS AG 2.286%, 1M LIBOR + 0.240%, 01/27/20 (f)	10,000,000	10,000,000

		38,991,758

Repurchase Agreements—4.6%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $3,000,160; collateralized by various Common Stock with an aggregate market value of $3,300,001.	3,000,000	3,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $4,023,204; collateralized by various Common Stock with an aggregate market value of $4,400,001.	4,000,000	4,000,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $10,062,100; collateralized by various Common Stock with an aggregate market value of $11,001,129.	10,000,000	10,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $2,004,219; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $800,053; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $816,000.	800,000	800,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $700,047; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $714,000.	700,000	700,000

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $3,864,662; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $3,941,758.	3,864,469	3,864,469
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/30/19 at 2.370%, due on 03/30/20 with a maturity value of $3,035,945; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.375%, maturity dates ranging from 03/15/22 - 05/15/29, and various Common Stock with an aggregate market value of $3,293,006.	3,000,000	3,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $900,050; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $1,001,702.	900,000	900,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $2,400,943; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $2,667,378.	2,400,000	2,400,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $2,300,126; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,555,442.	2,300,000	2,300,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $2,000,110; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,222,124.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $3,801,478; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $4,222,035.	3,800,000	3,800,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $4,001,556; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $4,444,248.	4,000,000	4,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $4,801,867; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $5,333,097.	4,800,000	4,800,000

BHFTII-181

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $100,039; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $111,106.	100,000	$100,000

		47,664,469

Total Securities Lending Reinvestments (Cost $188,642,607)		188,645,678

Total Investments—118.1% (Cost $993,402,982)		1,219,828,980
Other assets and liabilities (net)—(18.1)%		(186,711,872)

Net Assets—100.0%		$1,033,117,108

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2019, the market value of securities pledged was $ 2,428,750.
(c)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $187,585,035 and the collateral received consisted of cash in the amount of $188,505,812 and non-cash collateral with a value of $2,771,369. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
S&P Midcap 400 Index E-Mini Futures	12/20/19	46	USD	8,914,800	$(109,087)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTII-182

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,005,955,945	$—	$—	$1,005,955,945
Total Mutual Fund*	17,059,548	—	—	17,059,548
Total Short-Term Investments*	—	8,167,809	—	8,167,809
Total Securities Lending Reinvestments*	—	188,645,678	—	188,645,678
Total Investments	$1,023,015,493	$196,813,487	$—	$1,219,828,980

Collateral for Securities Loaned (Liability)	$—	$(188,505,812)	$—	$(188,505,812)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(109,087)	$—	$—	$(109,087)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-183

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—96.0% of Net Assets

Security Description	Shares	Value

Australia—7.1%
AGL Energy, Ltd.	45,920	$593,002
Alumina, Ltd.	191,453	306,271
AMP, Ltd.	197,480	243,553
APA Group	80,604	623,879
Aristocrat Leisure, Ltd.	41,217	854,050
ASX, Ltd.	14,426	790,012
Aurizon Holdings, Ltd.	157,842	628,769
AusNet Services	135,720	166,023
Australia & New Zealand Banking Group, Ltd.	203,134	3,922,470
Bank of Queensland, Ltd.	24,917	166,889
Bendigo & Adelaide Bank, Ltd.	35,779	277,418
BGP Holdings plc (a) (b) (c)	713,624	0
BHP Group plc	148,719	3,187,752
BHP Group, Ltd.	210,135	5,198,566
BlueScope Steel, Ltd.	45,759	371,028
Boral, Ltd.	86,560	283,855
Brambles, Ltd.	109,798	845,271
Caltex Australia, Ltd.	18,604	331,542
Challenger, Ltd.	44,035	219,767
CIMIC Group, Ltd.	8,428	179,168
Coca-Cola Amatil, Ltd.	42,510	305,663
Cochlear, Ltd.	4,099	576,368
Coles Group, Ltd.	80,874	841,038
Commonwealth Bank of Australia	126,484	6,916,087
Computershare, Ltd.	35,559	389,721
Crown Resorts, Ltd.	29,464	239,596
CSL, Ltd.	32,421	5,119,342
Dexus	77,269	622,070
Fortescue Metals Group, Ltd.	100,316	601,190
Goodman Group (REIT)	118,280	1,130,956
GPT Group (The) (REIT)	149,666	622,532
Incitec Pivot, Ltd.	131,085	300,151
Insurance Australia Group, Ltd.	155,852	831,253
Lend Lease Group (REIT)	39,184	464,855
Macquarie Group, Ltd.	23,361	2,068,429
Magellan Financial Group, Ltd.	9,069	315,032
Medibank Private, Ltd.	199,900	459,730
Mirvac Group (REIT)	272,935	564,059
National Australia Bank, Ltd.	198,109	3,982,810
Newcrest Mining, Ltd.	56,335	1,312,447
Oil Search, Ltd.	104,563	518,709
Orica, Ltd.	26,176	398,445
Origin Energy, Ltd.	119,590	646,662
QBE Insurance Group, Ltd.	93,998	798,237
Ramsay Health Care, Ltd.	10,616	464,980
REA Group, Ltd.	4,158	304,734
Rio Tinto, Ltd.	26,269	1,650,915
Santos, Ltd.	118,547	621,047
Scentre Group (REIT)	367,395	974,750
Seek, Ltd.	22,233	322,470
Sonic Healthcare, Ltd.	32,696	620,054
South32, Ltd.	363,229	645,018
Stockland (REIT)	162,137	497,883
Suncorp Group, Ltd. (c)	92,884	855,526
Sydney Airport	80,467	436,493
Tabcorp Holdings, Ltd.	153,298	501,808
Telstra Corp., Ltd.	309,539	733,768

Australia—(Continued)
Transurban Group	195,278	1,937,029
Treasury Wine Estates, Ltd.	53,467	670,603
Vicinity Centres (REIT)	252,185	437,412
Wesfarmers, Ltd.	80,874	2,174,189
Westpac Banking Corp.	248,548	4,974,644
Woodside Petroleum, Ltd.	68,426	1,500,903
Woolworths Group, Ltd.	90,239	2,271,837
WorleyParsons, Ltd.	23,498	207,706

		72,018,436

Austria—0.2%
Andritz AG	5,828	238,440
Erste Group Bank AG (c)	20,614	682,599
OMV AG	9,828	526,639
Raiffeisen Bank International AG	9,390	218,312
Verbund AG	4,951	270,884
Voestalpine AG	9,525	219,237

		2,156,111

Belgium—1.0%
Ageas	12,505	694,116
Anheuser-Busch InBev S.A.	54,441	5,183,969
Colruyt S.A.	4,373	239,673
Groupe Bruxelles Lambert S.A.	5,864	563,559
KBC Group NV	17,769	1,156,549
Proximus SADP	11,920	354,231
Solvay S.A.	4,384	454,681
Telenet Group Holding NV	4,184	197,543
UCB S.A.	9,033	656,073
Umicore S.A.	15,189	574,037

		10,074,431

Chile—0.0%
Antofagasta plc	26,957	299,257

China—0.1%
BeiGene, Ltd. (ADR) (c) (d)	2,400	293,904
BOC Hong Kong Holdings, Ltd.	258,465	881,746

		1,175,650

Denmark—1.7%
AP Moller - Maersk A/S - Class A	274	292,999
AP Moller - Maersk A/S - Class B	493	559,069
Carlsberg A/S - Class B	7,850	1,161,705
Chr Hansen Holding A/S	7,473	634,606
Coloplast A/S - Class B	8,619	1,039,268
Danske Bank A/S	45,729	636,753
Demant A/S (c)	7,349	188,466
DSV A/S	15,505	1,477,197
Genmab A/S (c)	4,641	943,529
H Lundbeck A/S	5,421	179,903
ISS A/S	12,164	301,062
Novo Nordisk A/S - Class B	126,424	6,529,241
Novozymes A/S - B Shares	13,129	552,073
Orsted A/S	13,516	1,255,605

BHFTII-184

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Denmark—(Continued)
Pandora A/S	7,708	$309,825
Tryg A/S	8,735	250,361
Vestas Wind Systems A/S	12,557	975,719

		17,287,381

Finland—1.1%
Elisa Oyj	9,227	475,792
Fortum Oyj	30,377	718,773
Kone Oyj - Class B	26,344	1,500,993
Metso Oyj	7,511	280,516
Neste Oyj	30,257	999,960
Nokia Oyj	403,069	2,043,121
Nokian Renkaat Oyj	7,495	211,657
Nordea Bank Abp	226,093	1,607,007
Nordea Bank Abp	3,248	23,003
Orion Oyj - Class B	8,084	301,536
Sampo Oyj - A Shares	32,484	1,292,609
Stora Enso Oyj - R Shares	40,497	488,566
UPM-Kymmene Oyj	37,640	1,114,127
Wartsila Oyj Abp	31,392	352,221

		11,409,881

France—10.7%
Accor S.A.	13,973	583,167
Aeroports de Paris	2,209	392,961
Air Liquide S.A.	30,993	4,416,987
Airbus SE	41,260	5,366,482
Alstom S.A.	12,526	519,506
Amundi S.A.	4,463	311,616
Arkema S.A.	5,073	473,693
Atos SE	7,084	500,094
AXA S.A.	140,288	3,586,648
BioMerieux	3,058	253,154
BNP Paribas S.A.	81,356	3,967,565
Bollore S.A.	61,600	255,507
Bouygues S.A.	14,921	598,378
Bureau Veritas S.A.	19,643	473,767
Capgemini SE	11,166	1,317,402
Carrefour S.A.	42,889	750,782
Casino Guichard Perrachon S.A. (d)	3,988	190,333
Cie de St-Gobain	33,678	1,323,209
Cie Generale des Etablissements Michelin	12,172	1,360,532
CNP Assurances	10,520	203,465
Covivio	3,163	334,831
Credit Agricole S.A.	81,608	992,559
Danone S.A.	44,560	3,925,563
Dassault Aviation S.A.	183	258,873
Dassault Systemes SE	9,434	1,344,251
Edenred	17,136	823,077
Eiffage S.A.	5,760	597,688
Electricite de France S.A.	42,972	481,016
Engie S.A.	134,009	2,189,921
EssilorLuxottica S.A.	20,173	2,910,767
Eurazeo S.A.	2,867	213,458
Eutelsat Communications S.A.	14,990	279,182
Faurecia S.A.	5,604	266,489

France—(Continued)
Gecina S.A. (REIT)	3,288	516,760
Getlink SE	32,808	493,069
Hermes International	2,306	1,595,353
ICADE (REIT)	2,561	229,084
Iliad S.A.	1,762	165,507
Ingenico Group S.A.	4,093	399,683
Ipsen S.A.	2,947	279,790
JCDecaux S.A.	4,706	127,503
Kering S.A.	5,325	2,719,098
Klepierre S.A. (REIT)	12,682	430,741
L’Oreal S.A.	17,913	5,020,523
Legrand S.A.	18,736	1,338,563
LVMH Moet Hennessy Louis Vuitton SE	19,873	7,912,649
Natixis S.A.	61,192	254,187
Orange S.A.	137,239	2,154,648
Pernod-Ricard S.A.	15,201	2,706,702
Peugeot S.A.	40,345	1,007,884
Publicis Groupe S.A.	15,420	758,301
Remy Cointreau S.A.	1,860	246,920
Renault S.A.	14,189	815,500
Safran S.A.	23,430	3,694,383
Sanofi	80,327	7,450,308
Sartorius Stedim Biotech	2,011	281,438
Schneider Electric SE	39,783	3,489,786
SCOR SE	11,686	483,054
SEB S.A.	1,809	274,906
Societe Generale S.A.	55,187	1,514,413
Sodexo S.A.	6,778	761,575
Suez	24,607	387,092
Teleperformance SE	4,265	925,582
Thales S.A.	7,807	898,728
Total S.A.	170,100	8,857,418
UBISOFT Entertainment S.A. (c)	5,696	412,049
Unibail-Rodamco-Westfield	9,927	1,447,501
Valeo S.A.	18,217	591,866
Veolia Environnement S.A.	38,959	988,561
Vinci S.A.	35,933	3,874,039
Vivendi S.A.	65,509	1,799,443
Wendel S.A.	2,267	313,101
Worldline S.A. (c)	5,981	377,869

		109,458,500

Germany—7.7%
adidas AG	12,907	4,017,869
Allianz SE	30,365	7,082,615
Aroundtown S.A.	65,442	535,375
Axel Springer SE	3,006	207,422
BASF SE	66,273	4,637,109
Bayer AG	66,681	4,702,548
Bayerische Motoren Werke AG	23,596	1,660,107
Beiersdorf AG	7,090	836,736
Brenntag AG	11,405	552,063
Carl Zeiss Meditec AG	2,898	330,279
Commerzbank AG	77,199	448,117
Continental AG	8,198	1,052,652
Covestro AG	11,059	547,342

BHFTII-185

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Daimler AG	63,808	$3,170,125
Delivery Hero AG (c)	8,164	362,744
Deutsche Bank AG	146,810	1,100,006
Deutsche Boerse AG	13,601	2,126,608
Deutsche Lufthansa AG	17,782	282,653
Deutsche Post AG	71,872	2,401,237
Deutsche Telekom AG	241,713	4,058,691
Deutsche Wohnen SE	24,681	901,474
E.ON SE	159,780	1,553,140
Evonik Industries AG	13,109	323,687
Fraport AG Frankfurt Airport Services Worldwide	3,260	276,569
Fresenius Medical Care AG & Co. KGaA	15,649	1,051,974
Fresenius SE & Co. KGaA	30,614	1,431,535
GEA Group AG	9,381	253,357
Hannover Rueck SE	4,145	701,212
HeidelbergCement AG	10,444	755,242
Henkel AG & Co. KGaA	7,933	726,670
HOCHTIEF AG	1,646	187,518
Hugo Boss AG	4,934	264,591
Infineon Technologies AG	92,414	1,661,616
KION Group AG	5,441	285,886
Knorr-Bremse AG	3,477	326,906
LANXESS AG	5,571	340,160
Merck KGaA	9,421	1,061,834
METRO AG	15,747	248,520
MTU Aero Engines AG	3,839	1,020,283
Muenchener Rueckversicherungs-Gesellschaft AG	10,059	2,603,087
Puma SE	6,040	467,513
RWE AG	39,146	1,225,129
SAP SE	70,253	8,261,145
Siemens AG	54,214	5,811,095
Siemens Healthineers AG	10,900	428,919
Symrise AG	8,745	850,106
Telefonica Deutschland Holding AG	58,800	163,966
ThyssenKrupp AG	31,577	437,692
TUI AG	30,068	350,705
Uniper SE	14,858	487,337
United Internet AG	8,781	313,283
Volkswagen AG	2,495	428,935
Vonovia SE	35,809	1,816,924
Wirecard AG	8,665	1,385,105
Zalando SE (c)	8,719	398,020

		78,913,433

Hong Kong—3.2%
AIA Group, Ltd.	864,200	8,107,168
ASM Pacific Technology, Ltd.	19,600	240,729
Bank of East Asia, Ltd. (The)	103,920	256,279
CK Asset Holdings, Ltd.	188,440	1,282,918
CK Hutchison Holdings, Ltd.	187,440	1,647,500
CK Infrastructure Holdings, Ltd.	49,500	331,940
CLP Holdings, Ltd.	116,377	1,218,281
Dairy Farm International Holdings, Ltd.	24,600	155,073
Galaxy Entertainment Group, Ltd.	151,000	947,170
Hang Lung Properties, Ltd.	162,000	368,147
Hang Seng Bank, Ltd.	54,400	1,176,680

Hong Kong—(Continued)
Henderson Land Development Co., Ltd.	100,311	467,572
HK Electric Investments & HK Electric Investments, Ltd.	197,500	188,213
HKT Trust & HKT, Ltd.	277,980	441,875
Hong Kong & China Gas Co., Ltd.	703,415	1,365,928
Hong Kong Exchanges and Clearing, Ltd.	86,500	2,552,681
Hongkong Land Holdings, Ltd.	86,500	487,378
Hysan Development Co., Ltd.	45,000	182,022
Jardine Matheson Holdings, Ltd.	16,900	906,458
Jardine Strategic Holdings, Ltd.	14,600	437,089
Kerry Properties, Ltd.	57,500	177,911
Link REIT (REIT)	150,141	1,647,957
Melco Resorts & Entertainment, Ltd. (ADR)	13,200	256,212
MTR Corp., Ltd.	110,500	617,014
New World Development Co., Ltd.	463,707	605,626
NWS Holdings, Ltd.	99,000	153,449
PCCW, Ltd.	316,000	177,452
Power Assets Holdings, Ltd.	107,549	722,709
Sino Land Co., Ltd.	247,600	373,620
Sun Hung Kai Properties, Ltd.	116,250	1,680,262
Swire Pacific, Ltd. - Class A	36,817	343,025
Swire Properties, Ltd.	83,600	263,462
Techtronic Industries Co., Ltd.	95,000	666,560
Vitasoy International Holdings, Ltd.	54,000	218,894
WH Group, Ltd.	654,000	591,691
Wharf Holdings, Ltd. (The)	87,976	192,551
Wharf Real Estate Investment Co., Ltd.	87,976	482,211
Wheelock & Co., Ltd.	68,000	387,505
Yue Yuen Industrial Holdings, Ltd.	50,500	138,582

		32,457,794

Ireland—0.6%
AerCap Holdings NV (c)	10,200	558,450
AIB Group plc	60,112	178,878
Bank of Ireland Group plc	56,296	223,797
CRH plc	58,024	1,992,024
Flutter Entertainment plc (c)	6,200	579,934
James Hardie Industries plc	31,140	522,586
Kerry Group plc - Class A	11,539	1,354,705
Kingspan Group plc	11,136	546,052
Smurfit Kappa Group plc	16,402	488,016

		6,444,442

Israel—0.6%
Azrieli Group, Ltd.	3,090	242,722
Bank Hapoalim B.M. (c)	79,475	626,615
Bank Leumi Le-Israel B.M.	109,068	776,438
Check Point Software Technologies, Ltd. (c)	8,100	886,950
CyberArk Software, Ltd. (c)	2,700	269,514
Elbit Systems, Ltd.	1,811	300,205
Israel Chemicals, Ltd.	54,463	271,449
Israel Discount Bank, Ltd. - Class A	83,247	366,246
Mizrahi Tefahot Bank, Ltd.	11,922	296,395
Nice, Ltd. (c)	4,447	640,275
Teva Pharmaceutical Industries, Ltd. (ADR) (c)	77,953	536,317
Wix.com, Ltd. (c)	3,200	373,568

		5,586,694

BHFTII-186

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—2.0%
Assicurazioni Generali S.p.A.	77,824	$1,509,577
Atlantia S.p.A.	36,067	873,504
Davide Campari-Milano S.p.A.	42,874	387,763
Enel S.p.A.	581,257	4,344,081
Eni S.p.A.	184,398	2,816,900
Ferrari NV	8,924	1,378,595
FinecoBank Banca Fineco S.p.A.	37,016	392,467
Intesa Sanpaolo S.p.A.	1,083,294	2,572,332
Leonardo S.p.A.	28,782	338,949
Mediobanca S.p.A.	44,816	490,016
Moncler S.p.A.	13,024	464,672
Pirelli & C S.p.A.	29,117	172,593
Poste Italiane S.p.A.	41,357	470,859
Prysmian S.p.A.	16,202	348,314
Recordati S.p.A.	8,194	351,796
Snam S.p.A.	136,820	691,920
Telecom Italia S.p.A. (c)	560,392	320,147
Telecom Italia S.p.A. - Risparmio Shares	437,140	239,238
Terna Rete Elettrica Nazionale S.p.A.	92,957	597,135
UniCredit S.p.A.	142,434	1,683,098

		20,443,956

Japan—23.8%
ABC-Mart, Inc.	2,500	159,020
Advantest Corp.	14,500	641,619
Aeon Co., Ltd.	44,500	818,887
Air Water, Inc.	10,000	179,906
Aisin Seiki Co., Ltd.	10,600	335,411
Ajinomoto Co., Inc.	31,900	603,826
Alfresa Holdings Corp.	15,300	343,449
Alps Alpine Co., Ltd.	13,100	246,190
Amada Holdings Co., Ltd.	27,000	293,211
ANA Holdings, Inc.	8,400	282,619
Aozora Bank, Ltd.	9,600	241,033
Asahi Glass Co., Ltd.	12,600	393,342
Asahi Group Holdings, Ltd.	24,500	1,213,532
Asahi Intecc Co., Ltd.	14,200	375,941
Asahi Kasei Corp.	84,100	834,271
Astellas Pharma, Inc.	131,100	1,874,491
Bandai Namco Holdings, Inc.	13,300	828,974
Bank of Kyoto, Ltd. (The)	4,400	173,291
Bridgestone Corp.	40,800	1,587,286
Brother Industries, Ltd.	16,400	299,450
Calbee, Inc.	5,500	171,577
Canon, Inc.	72,900	1,946,997
Casio Computer Co., Ltd. (d)	16,900	262,077
Central Japan Railway Co.	10,500	2,168,260
Chiba Bank, Ltd. (The) (d)	49,000	253,650
Chubu Electric Power Co., Inc.	45,700	662,221
Chugai Pharmaceutical Co., Ltd.	16,800	1,310,253
Chugoku Electric Power Co., Inc. (The) (d)	23,700	304,536
Coca-Cola Bottlers Japan Holdings, Inc.	9,900	223,340
Concordia Financial Group, Ltd.	83,000	320,307
CyberAgent, Inc.	7,400	286,034
Dai Nippon Printing Co., Ltd.	20,000	520,058
Dai-ichi Life Holdings, Inc.	75,800	1,152,405

Japan—(Continued)
Daicel Corp.	22,000	187,266
Daifuku Co., Ltd.	7,400	385,288
Daiichi Sankyo Co., Ltd.	40,600	2,561,628
Daikin Industries, Ltd.	18,200	2,390,943
Daito Trust Construction Co., Ltd.	5,200	666,995
Daiwa House Industry Co., Ltd.	38,200	1,245,232
Daiwa House REIT Investment Corp. (REIT)	136	382,595
Daiwa Securities Group, Inc.	118,000	528,773
Denso Corp.	31,000	1,370,178
Dentsu, Inc.	16,600	587,964
Disco Corp.	1,600	306,311
East Japan Railway Co.	22,300	2,134,271
Eisai Co., Ltd.	18,200	929,975
Electric Power Development Co., Ltd.	10,900	249,757
FamilyMart Co., Ltd.	17,600	430,801
FANUC Corp.	14,000	2,657,025
Fast Retailing Co., Ltd.	4,100	2,445,318
Fuji Electric Co., Ltd.	8,600	265,478
FUJIFILM Holdings Corp.	25,900	1,141,946
Fujitsu, Ltd.	14,600	1,173,151
Fukuoka Financial Group, Inc.	10,600	201,689
GMO Payment Gateway, Inc.	3,000	200,571
Hakuhodo DY Holdings, Inc.	17,600	256,038
Hamamatsu Photonics KK	9,600	359,274
Hankyu Hanshin Holdings, Inc.	16,400	635,079
Hikari Tsushin, Inc.	1,500	325,984
Hino Motors, Ltd.	19,000	157,515
Hirose Electric Co., Ltd.	2,415	298,077
Hisamitsu Pharmaceutical Co., Inc.	4,500	198,109
Hitachi Chemical Co., Ltd.	7,700	251,978
Hitachi Construction Machinery Co., Ltd. (d)	8,900	216,361
Hitachi High-Technologies Corp.	5,500	317,942
Hitachi Metals, Ltd.	20,000	217,314
Hitachi, Ltd.	70,200	2,630,149
Honda Motor Co., Ltd.	118,800	3,094,286
Hoshizaki Corp.	4,100	323,650
Hoya Corp.	26,800	2,188,877
Hulic Co., Ltd.	17,100	175,623
Idemitsu Kosan Co., Ltd.	12,068	339,530
IHI Corp.	12,200	267,001
Iida Group Holdings Co., Ltd.	12,700	207,925
Inpex Corp.	71,100	648,877
Isetan Mitsukoshi Holdings, Ltd.	26,900	215,564
Isuzu Motors, Ltd.	43,700	485,205
ITOCHU Corp.	96,700	2,005,479
Itochu Techno-Solutions Corp.	7,100	188,188
J Front Retailing Co., Ltd.	17,900	210,535
Japan Airlines Co., Ltd.	8,400	249,782
Japan Airport Terminal Co., Ltd.	3,800	165,580
Japan Exchange Group, Inc.	38,100	603,149
Japan Post Bank Co., Ltd.	30,800	299,518
Japan Post Holdings Co., Ltd.	107,000	988,603
Japan Prime Realty Investment Corp. (REIT)	51	242,203
Japan Real Estate Investment Corp.	96	644,047
Japan Retail Fund Investment Corp.	202	427,293
Japan Tobacco, Inc.	86,100	1,887,573
JFE Holdings, Inc.	35,100	425,089

BHFTII-187

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
JGC Corp.	14,000	$184,689
JSR Corp.	11,000	177,227
JTEKT Corp.	7,600	87,885
JXTG Holdings, Inc.	237,600	1,078,207
Kajima Corp.	32,000	422,277
Kakaku.com, Inc.	10,700	264,649
Kamigumi Co., Ltd.	8,500	192,652
Kansai Electric Power Co., Inc. (The)	55,000	615,401
Kansai Paint Co., Ltd.	10,300	240,855
Kao Corp.	35,200	2,611,753
Kawasaki Heavy Industries, Ltd.	12,400	276,494
KDDI Corp.	127,000	3,321,332
Keihan Holdings Co., Ltd.	7,800	348,170
Keikyu Corp.	18,000	350,629
Keio Corp.	6,600	412,360
Keisei Electric Railway Co., Ltd.	10,000	412,985
Keyence Corp.	6,500	4,051,615
Kikkoman Corp.	9,600	461,092
Kintetsu Group Holdings Co., Ltd.	12,612	658,995
Kirin Holdings Co., Ltd.	60,300	1,280,697
Kobayashi Pharmaceutical Co., Ltd.	3,600	275,301
Koito Manufacturing Co., Ltd.	7,700	379,808
Komatsu, Ltd.	65,500	1,510,174
Konami Holdings Corp.	7,300	353,824
Konica Minolta, Inc.	37,000	258,844
Kose Corp. (d)	2,300	388,837
Kubota Corp.	75,300	1,145,855
Kuraray Co., Ltd.	24,500	303,199
Kurita Water Industries, Ltd.	7,100	191,287
Kyocera Corp.	22,700	1,418,355
Kyowa Kirin Co., Ltd.	20,000	388,565
Kyushu Electric Power Co., Inc.	25,900	244,589
Kyushu Railway Co.	12,700	406,346
Lawson, Inc.	3,800	194,739
LINE Corp. (c)	4,500	161,207
Lion Corp.	12,300	242,767
LIXIL Group Corp.	19,000	334,250
M3, Inc.	31,400	760,687
Makita Corp.	15,200	482,669
Marubeni Corp.	114,800	766,593
Marui Group Co., Ltd.	16,000	339,414
Mazda Motor Corp.	43,000	384,801
McDonald’s Holdings Co. Japan, Ltd.	5,400	261,393
Mebuki Financial Group, Inc.	63,100	156,239
Medipal Holdings Corp.	10,700	239,319
MEIJI Holdings Co., Ltd.	7,700	562,406
Minebea Mitsumi, Inc.	26,300	420,453
MISUMI Group, Inc.	22,200	527,632
Mitsubishi Chemical Holdings Corp.	93,700	671,855
Mitsubishi Corp.	98,500	2,426,645
Mitsubishi Electric Corp.	131,200	1,753,708
Mitsubishi Estate Co., Ltd.	86,400	1,673,775
Mitsubishi Heavy Industries, Ltd.	23,100	909,075
Mitsubishi Materials Corp.	7,900	214,550
Mitsubishi Motors Corp.	44,999	196,473
Mitsubishi Tanabe Pharma Corp.	15,300	168,542
Mitsubishi UFJ Financial Group, Inc.	881,088	4,492,704

Japan—(Continued)
Mitsubishi UFJ Lease & Finance Co., Ltd.	30,700	178,290
Mitsui & Co., Ltd.	118,417	1,946,623
Mitsui Chemicals, Inc.	15,000	338,243
Mitsui Fudosan Co., Ltd.	65,000	1,618,443
Mitsui OSK Lines, Ltd.	7,500	191,067
Mizuho Financial Group, Inc.	1,752,400	2,695,626
MonotaRO Co., Ltd.	9,200	242,578
MS&AD Insurance Group Holdings, Inc.	31,800	1,035,003
Murata Manufacturing Co., Ltd.	41,200	1,995,531
Nabtesco Corp.	7,500	234,570
Nagoya Railroad Co., Ltd.	14,800	443,882
NEC Corp.	16,800	712,274
Nexon Co., Ltd. (c)	32,300	392,192
NGK Insulators, Ltd.	19,300	276,597
NGK Spark Plug Co., Ltd.	12,000	230,406
NH Foods, Ltd.	7,000	281,627
Nidec Corp.	16,300	2,209,813
Nikon Corp.	22,500	282,829
Nintendo Co., Ltd.	8,100	3,017,117
Nippon Building Fund, Inc.	88	676,090
Nippon Express Co., Ltd.	5,900	301,152
Nippon Paint Holdings Co., Ltd.	9,500	495,804
Nippon Prologis REIT, Inc.	143	391,787
Nippon Steel Corp.	56,300	789,432
Nippon Telegraph & Telephone Corp.	47,000	2,248,989
Nippon Yusen KK	12,600	212,187
Nissan Chemical Corp.	10,000	418,254
Nissan Motor Co., Ltd.	166,900	1,045,580
Nisshin Seifun Group, Inc.	15,700	291,425
Nissin Foods Holdings Co., Ltd.	4,700	340,808
Nitori Holdings Co., Ltd.	5,800	848,972
Nitto Denko Corp.	11,500	557,634
Nomura Holdings, Inc.	241,200	1,020,449
Nomura Real Estate Holdings, Inc.	9,500	206,111
Nomura Real Estate Master Fund, Inc. (REIT)	296	534,712
Nomura Research Institute, Ltd.	24,500	489,415
NSK, Ltd.	26,600	225,853
NTT Data Corp.	40,780	529,207
NTT DoCoMo, Inc.	94,600	2,416,693
Obayashi Corp.	45,500	455,639
Obic Co., Ltd.	5,000	572,472
Odakyu Electric Railway Co., Ltd.	20,100	483,200
OJI Holdings Corp.	68,000	319,308
Olympus Corp.	80,000	1,083,289
Omron Corp.	13,400	739,819
Ono Pharmaceutical Co., Ltd.	26,100	474,891
Oracle Corp. Japan	3,000	261,657
Oriental Land Co., Ltd.	14,000	2,130,806
ORIX Corp.	92,600	1,386,452
Osaka Gas Co., Ltd.	29,000	556,971
Otsuka Corp.	7,400	296,668
Otsuka Holdings Co., Ltd.	28,200	1,055,291
Pan Pacific International Holdings Corp.	32,800	547,917
Panasonic Corp.	161,300	1,314,484
Park24 Co., Ltd.	7,400	171,825
PeptiDream, Inc. (c)	6,800	324,650
Persol Holdings Co., Ltd.	13,400	255,187

BHFTII-188

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Pigeon Corp.	8,500	$350,423
Pola Orbis Holdings, Inc.	7,600	171,142
Rakuten, Inc.	61,500	606,793
Recruit Holdings Co., Ltd.	97,200	2,972,258
Renesas Electronics Corp. (c)	61,100	397,542
Resona Holdings, Inc.	143,300	617,477
Ricoh Co., Ltd.	48,600	440,160
Rinnai Corp.	2,800	189,283
Rohm Co., Ltd.	6,700	516,913
Ryohin Keikaku Co., Ltd. (d)	18,000	337,945
Santen Pharmaceutical Co., Ltd.	27,500	480,000
SBI Holdings, Inc.	16,511	355,609
Secom Co., Ltd.	15,500	1,419,554
Sega Sammy Holdings, Inc.	12,900	181,516
Seibu Holdings, Inc.	13,800	241,279
Seiko Epson Corp.	20,000	282,950
Sekisui Chemical Co., Ltd.	29,500	460,053
Sekisui House, Ltd.	45,500	898,476
Seven & i Holdings Co., Ltd.	55,000	2,111,591
SG Holdings Co., Ltd.	10,500	257,187
Sharp Corp.	12,000	134,023
Shimadzu Corp.	14,600	371,248
Shimano, Inc.	5,400	817,164
Shimizu Corp.	39,000	354,808
Shin-Etsu Chemical Co., Ltd.	26,400	2,845,834
Shinsei Bank, Ltd.	12,900	188,739
Shionogi & Co., Ltd.	19,700	1,099,591
Shiseido Co., Ltd.	28,700	2,293,935
Shizuoka Bank, Ltd. (The)	25,800	193,374
Showa Denko KK	9,900	261,053
SMC Corp.	4,100	1,764,851
Softbank Corp. (d)	121,800	1,650,322
SoftBank Group Corp.	118,200	4,644,704
Sohgo Security Services Co., Ltd.	4,800	252,614
Sompo Holdings, Inc.	23,599	992,720
Sony Corp.	91,800	5,396,711
Sony Financial Holdings, Inc.	12,800	278,921
Stanley Electric Co., Ltd.	9,700	258,639
Subaru Corp.	45,400	1,283,941
SUMCO Corp.	17,600	238,939
Sumitomo Chemical Co., Ltd.	117,000	528,916
Sumitomo Corp.	83,900	1,316,769
Sumitomo Dainippon Pharma Co., Ltd.	12,500	206,680
Sumitomo Electric Industries, Ltd.	57,634	736,422
Sumitomo Heavy Industries, Ltd.	7,800	232,902
Sumitomo Metal Mining Co., Ltd.	16,600	517,948
Sumitomo Mitsui Financial Group, Inc.	95,300	3,274,876
Sumitomo Mitsui Trust Holdings, Inc.	22,826	827,766
Sumitomo Realty & Development Co., Ltd.	22,400	856,516
Sumitomo Rubber Industries, Ltd.	12,500	149,162
Sundrug Co., Ltd.	5,300	166,814
Suntory Beverage & Food, Ltd.	10,400	445,011
Suzuken Co., Ltd.	5,800	313,134
Suzuki Motor Corp.	26,200	1,113,426
Sysmex Corp.	12,200	820,414
T&D Holdings, Inc.	39,400	420,896
Taiheiyo Cement Corp.	8,200	220,539

Japan—(Continued)
Taisei Corp.	16,000	623,254
Taisho Pharmaceutical Holdings Co., Ltd.	3,000	219,172
Taiyo Nippon Sanso Corp.	9,600	195,004
Takeda Pharmaceutical Co., Ltd.	106,448	3,648,838
TDK Corp.	9,500	859,128
Teijin, Ltd.	13,200	254,924
Terumo Corp.	44,200	1,424,603
THK Co., Ltd.	7,700	204,238
Tobu Railway Co., Ltd.	14,600	474,939
Toho Co., Ltd.	8,500	373,636
Toho Gas Co., Ltd.	6,200	238,008
Tohoku Electric Power Co., Inc.	28,000	274,109
Tokio Marine Holdings, Inc.	46,400	2,492,316
Tokyo Electric Power Co. Holdings, Inc. (c)	112,000	548,590
Tokyo Electron, Ltd.	11,300	2,171,517
Tokyo Gas Co., Ltd.	26,400	667,762
Tokyu Corp.	37,500	706,461
Tokyu Fudosan Holdings Corp.	37,000	237,215
Toppan Printing Co., Ltd.	20,500	365,100
Toray Industries, Inc.	99,900	746,197
Toshiba Corp.	35,600	1,090,772
Tosoh Corp.	23,000	306,318
TOTO, Ltd.	10,400	392,182
Toyo Seikan Group Holdings, Ltd.	8,300	129,662
Toyo Suisan Kaisha, Ltd.	6,000	240,561
Toyota Industries Corp.	10,100	583,230
Toyota Motor Corp.	163,500	10,971,705
Toyota Tsusho Corp.	15,500	502,893
Trend Micro, Inc.	8,900	425,426
Tsuruha Holdings, Inc.	2,900	317,236
Unicharm Corp.	29,600	938,626
United Urban Investment Corp. (REIT)	213	408,137
USS Co., Ltd.	16,600	323,916
Welcia Holdings Co., Ltd.	3,500	176,879
West Japan Railway Co.	11,500	974,588
Yahoo Japan Corp.	206,700	585,131
Yakult Honsha Co., Ltd.	8,200	459,139
Yamada Denki Co., Ltd.	46,500	225,149
Yamaha Corp.	10,400	470,711
Yamaha Motor Co., Ltd.	18,700	341,193
Yamato Holdings Co., Ltd.	21,800	329,806
Yamazaki Baking Co., Ltd.	9,000	160,673
Yaskawa Electric Corp.	18,000	668,920
Yokogawa Electric Corp.	16,300	298,545
Yokohama Rubber Co., Ltd. (The)	9,200	185,350
ZOZO, Inc. (d)	14,400	332,378

		243,071,261

Luxembourg—0.2%
ArcelorMittal	46,976	662,323
Eurofins Scientific SE	878	408,528
Millicom International Cellular S.A.	5,384	261,517
SES S.A.	29,140	531,568
Tenaris S.A.	35,513	376,864

		2,240,800

BHFTII-189

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Macau—0.1%
Sands China, Ltd.	176,400	$805,236
SJM Holdings, Ltd.	147,000	140,666
Wynn Macau, Ltd.	95,600	187,920

		1,133,822

Netherlands—4.8%
ABN AMRO Bank NV	29,995	528,993
Adyen NV (c)	753	496,609
Aegon NV	119,047	495,189
Akzo Nobel NV	16,277	1,452,428
ASML Holding NV	30,442	7,557,494
EXOR NV	8,104	543,870
Heineken Holding NV	7,836	780,864
Heineken NV	18,534	2,004,627
ING Groep NV	284,141	2,979,227
Koninklijke Ahold Delhaize NV	86,148	2,155,525
Koninklijke DSM NV	12,515	1,505,786
Koninklijke KPN NV	263,537	822,372
Koninklijke Philips NV	65,152	3,020,797
Koninklijke Vopak NV	3,942	202,457
NN Group NV	21,018	746,331
NXP Semiconductors NV	21,100	2,302,432
Prosus NV (c)	34,820	2,556,657
Randstad NV	9,402	461,988
Royal Dutch Shell plc - A Shares	311,121	9,114,170
Royal Dutch Shell plc - B Shares	267,574	7,878,115
Wolters Kluwer NV	19,254	1,406,571

		49,012,502

New Zealand—0.2%
a2 Milk Co., Ltd. (c)	53,251	442,984
Auckland International Airport, Ltd.	69,174	395,987
Fisher & Paykel Healthcare Corp., Ltd.	44,270	478,963
Fletcher Building, Ltd.	68,594	221,250
Meridian Energy, Ltd.	93,292	304,240
Ryman Healthcare, Ltd.	29,900	248,720
Spark New Zealand, Ltd.	131,194	363,033

		2,455,177

Norway—0.6%
Aker BP ASA	7,864	209,825
DNB ASA	68,520	1,211,291
Equinor ASA	71,632	1,360,517
Gjensidige Forsikring ASA	14,357	285,293
Mowi ASA	30,284	699,581
Norsk Hydro ASA	91,188	322,329
Orkla ASA	62,161	566,689
Schibsted ASA - B Shares	7,443	209,057
Telenor ASA	51,893	1,042,574
Yara International ASA	11,222	484,761

		6,391,917

Portugal—0.2%
Banco Espirito Santo S.A. (a) (b) (c)	199,038	0
EDP - Energias de Portugal S.A.	185,244	719,715

Portugal—(Continued)
Galp Energia SGPS S.A.	37,002	556,697
Jeronimo Martins SGPS S.A.	18,255	308,017

		1,584,429

Russia—0.0%
Evraz plc	36,315	209,428

Singapore—1.2%
Ascendas Real Estate Investment Trust (REIT)	184,400	416,359
CapitaLand Commercial Trust (REIT)	166,738	249,394
CapitaLand Mall Trust (REIT)	157,500	299,689
CapitaLand, Ltd.	172,300	441,087
City Developments, Ltd.	34,000	242,218
ComfortDelGro Corp., Ltd.	153,000	265,947
DBS Group Holdings, Ltd.	131,667	2,371,817
Genting Singapore, Ltd.	418,200	266,214
Jardine Cycle & Carriage, Ltd.	8,888	193,371
Keppel Corp., Ltd.	113,900	489,901
Oversea-Chinese Banking Corp., Ltd.	230,564	1,816,058
SATS, Ltd.	56,300	197,363
Singapore Airlines, Ltd.	33,140	219,273
Singapore Exchange, Ltd.	54,400	333,672
Singapore Press Holdings, Ltd.	159,050	239,832
Singapore Technologies Engineering, Ltd.	130,000	361,082
Singapore Telecommunications, Ltd.	601,420	1,349,783
Suntec Real Estate Investment Trust (REIT)	179,000	245,856
United Overseas Bank, Ltd.	89,292	1,653,261
UOL Group, Ltd.	33,000	179,040
Venture Corp., Ltd.	20,500	227,092
Wilmar International, Ltd.	144,000	389,311

		12,447,620

South Africa—0.2%
Anglo American plc	76,685	1,770,578
Investec plc	52,596	271,304

		2,041,882

Spain—2.8%
ACS Actividades de Construccion y Servicios S.A.	18,705	748,473
Aena SME S.A.	5,006	917,667
Amadeus IT Group S.A.	31,507	2,259,992
Banco Bilbao Vizcaya Argentaria S.A.	476,413	2,486,167
Banco de Sabadell S.A.	385,331	374,446
Banco Santander S.A.	1,192,272	4,862,707
Bankia S.A.	80,824	152,872
Bankinter S.A.	48,939	309,477
CaixaBank S.A.	268,510	706,387
Cellnex Telecom S.A. (c)	13,888	573,820
Enagas S.A.	11,926	276,619
Endesa S.A.	23,384	615,344
Ferrovial S.A.	34,676	1,002,152
Grifols S.A.	21,632	637,534
Iberdrola S.A.	429,043	4,459,733
Industria de Diseno Textil S.A.	79,108	2,451,031
Mapfre S.A.	74,474	200,815

BHFTII-190

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Spain—(Continued)
Naturgy Energy Group S.A.	20,891	$554,339
Red Electrica Corp. S.A.	29,508	599,179
Repsol S.A.	105,611	1,647,721
Siemens Gamesa Renewable Energy S.A.	18,682	253,898
Telefonica S.A. (d)	338,883	2,588,287

		28,678,660

Sweden—2.3%
Alfa Laval AB	20,852	412,456
Assa Abloy AB - Class B	72,914	1,626,263
Atlas Copco AB - A Shares	49,888	1,537,690
Atlas Copco AB - B Shares	28,433	772,456
Boliden AB	20,002	460,809
Electrolux AB - Series B	17,118	406,693
Epiroc AB - Class A	49,888	542,271
Epiroc AB - Class B	28,433	294,620
Essity AB - Class B	43,954	1,284,023
Hennes & Mauritz AB - B Shares	61,284	1,190,756
Hexagon AB - B Shares	19,206	929,163
Husqvarna AB - B Shares	25,677	195,798
ICA Gruppen AB	5,619	259,958
Industrivarden AB - C Shares	10,214	224,048
Investor AB - B Shares	32,036	1,568,802
Kinnevik AB - Class B	16,046	422,823
L E Lundbergforetagen AB - B Shares	6,090	229,540
Lundin Petroleum AB	11,594	347,252
Sandvik AB	76,849	1,198,192
Securitas AB - B Shares	21,462	329,387
Skandinaviska Enskilda Banken AB - Class A	113,560	1,045,830
Skanska AB - B Shares	24,008	487,157
SKF AB - B Shares	25,976	430,390
Svenska Handelsbanken AB - A Shares	113,277	1,063,377
Swedbank AB - A Shares	65,848	949,809
Swedish Match AB	11,623	481,397
Tele2 AB - B Shares	33,676	501,429
Telefonaktiebolaget LM Ericsson - B Shares	220,757	1,766,564
Telia Co. AB	204,113	915,369
Volvo AB - B Shares	104,577	1,472,389

		23,346,711

Switzerland—9.6%
ABB, Ltd.	128,908	2,534,203
Adecco Group AG	10,992	608,549
Alcon, Inc. (c)	29,285	1,710,682
Baloise Holding AG	3,117	559,191
Barry Callebaut AG	132	272,911
Chocoladefabriken Lindt & Spruengli AG	7	579,842
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	81	598,629
Cie Financiere Richemont S.A.	37,512	2,759,302
Clariant AG (c)	17,152	334,354
Coca-Cola HBC AG (c)	13,800	451,832
Credit Suisse Group AG (c)	186,061	2,286,506
Dufry AG (c)	2,729	228,681
EMS-Chemie Holding AG	579	361,170
Ferguson plc	17,515	1,282,516

Switzerland—(Continued)
Geberit AG	2,723	1,301,265
Givaudan S.A.	649	1,813,009
Glencore plc (c)	796,126	2,403,897
Julius Baer Group, Ltd. (c)	17,027	755,997
Kuehne & Nagel International AG	4,135	609,999
LafargeHolcim, Ltd. (c)	35,343	1,743,400
Lonza Group AG (c)	5,308	1,797,771
Nestle S.A.	219,057	23,783,456
Novartis AG	153,491	13,337,394
Pargesa Holding S.A.	3,025	232,922
Partners Group Holding AG	1,376	1,056,475
Roche Holding AG	50,245	14,665,930
Schindler Holding AG	1,428	318,693
Schindler Holding AG (Participation Certificate)	2,909	651,641
SGS S.A.	367	910,308
Sika AG	9,000	1,318,504
Sonova Holding AG	4,058	944,538
STMicroelectronics NV	49,712	963,417
Straumann Holding AG	747	611,533
Swatch Group AG (The)	4,374	220,347
Swatch Group AG (The) - Bearer Shares	2,245	597,544
Swiss Life Holding AG	2,458	1,175,807
Swiss Prime Site AG (c)	5,000	490,024
Swiss Re AG	21,393	2,234,576
Swisscom AG	1,853	914,756
Temenos AG (c)	4,384	735,334
UBS Group AG (c)	280,535	3,192,047
Vifor Pharma AG	2,847	455,541
Zurich Insurance Group AG	10,814	4,141,769

		97,946,262

United Arab Emirates—0.0%
NMC Health plc	7,569	252,668

United Kingdom—13.9%
3i Group plc	70,865	1,018,415
Admiral Group plc	16,009	417,931
Ashtead Group plc	32,603	909,248
Associated British Foods plc	27,546	781,619
AstraZeneca plc	93,755	8,350,143
Auto Trader Group plc	75,401	473,793
Aviva plc	288,445	1,417,726
BAE Systems plc	231,979	1,629,132
Barclays plc	1,244,471	2,304,990
Barratt Developments plc	69,622	556,122
Berkeley Group Holdings plc	10,289	529,850
BP plc	1,454,144	9,214,530
British American Tobacco plc	162,458	6,019,766
British Land Co. plc (The) (REIT)	73,348	528,870
BT Group plc	630,635	1,388,740
Bunzl plc	23,002	602,720
Burberry Group plc	29,504	790,915
Centrica plc	412,821	375,118
CNH Industrial NV	72,572	740,206
Coca-Cola European Partners plc	16,100	892,745
Compass Group plc	116,519	3,004,705

BHFTII-191

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Croda International plc	9,045	$541,985
DCC plc	7,008	612,593
Diageo plc	169,788	6,963,290
Direct Line Insurance Group plc	89,919	332,413
Experian plc	65,580	2,099,876
Fiat Chrysler Automobiles NV	78,476	1,017,047
G4S plc	108,086	252,256
GlaxoSmithKline plc	354,117	7,597,036
GVC Holdings plc	39,400	361,331
Halma plc	27,211	660,749
Hargreaves Lansdown plc	20,716	530,551
HSBC Holdings plc	1,446,301	11,121,843
Imperial Brands plc	70,611	1,589,751
Informa plc	91,052	955,778
InterContinental Hotels Group plc	11,622	726,916
Intertek Group plc	11,453	772,889
J Sainsbury plc	120,106	325,311
John Wood Group plc	51,100	238,586
Johnson Matthey plc	15,590	587,830
Kingfisher plc	151,460	385,888
Land Securities Group plc (REIT)	54,641	576,652
Legal & General Group plc	421,904	1,291,101
Lloyds Banking Group plc	5,039,518	3,368,249
London Stock Exchange Group plc	22,230	2,000,856
Marks & Spencer Group plc	164,966	374,955
Meggitt plc	55,862	437,480
Melrose Industries plc	351,107	871,749
Merlin Entertainments plc	52,353	291,953
Micro Focus International plc	22,532	318,602
Mondi plc	35,550	682,252
National Grid plc	249,620	2,712,606
Next plc	9,783	745,783
Ocado Group plc (c)	32,598	531,789
Pearson plc	50,185	455,943
Persimmon plc	22,805	610,044
Prudential plc	186,011	3,385,693
Reckitt Benckiser Group plc	50,616	3,956,315
RELX plc	137,652	3,273,183
Rentokil Initial plc	132,544	763,906
Rio Tinto plc	81,548	4,245,242
Rolls-Royce Holdings plc (c)	123,608	1,206,500
Royal Bank of Scotland Group plc	355,393	910,068
RSA Insurance Group plc	74,322	489,174
Sage Group plc (The)	77,930	664,479
Schroders plc	7,697	291,654
Segro plc (REIT)	74,212	741,495
Severn Trent plc	14,884	397,247
Smith & Nephew plc	62,049	1,497,986
Smiths Group plc	31,976	618,423
Spirax-Sarco Engineering plc	5,277	510,131
SSE plc	72,948	1,120,161
St. James’s Place plc	38,927	469,693
Standard Chartered plc	203,987	1,718,768
Standard Life Aberdeen plc	163,097	574,399
Taylor Wimpey plc	240,026	477,680

United Kingdom—(Continued)
Tesco plc	690,838	2,053,198
Unilever NV	104,238	6,264,897
Unilever plc	79,414	4,785,717
United Utilities Group plc	43,570	443,229
Vodafone Group plc	1,935,083	3,862,316
Weir Group plc (The)	17,104	300,828
Whitbread plc	8,801	465,642
WM Morrison Supermarkets plc	166,578	411,155
WPP plc	93,040	1,167,303

		141,957,699

United States—0.1%
Carnival plc	13,029	541,243
International Flavors & Fragrances, Inc.	1	52
QIAGEN NV (c)	15,166	496,651

		1,037,946

Total Common Stocks (Cost $855,686,496)		981,534,750

Mutual Fund—1.6%

United States—1.6%
iShares MSCI EAFE ETF (d) (e) (Cost $15,853,688)	244,000	15,911,240

Preferred Stocks—0.5%

Germany—0.5%
Bayerische Motoren Werke (BMW) AG	3,581	198,755
FUCHS Petrolub SE	4,900	183,933
Henkel AG & Co. KGaA	12,893	1,276,904
Porsche Automobil Holding SE	11,105	722,616
Sartorius AG	2,589	472,474
Volkswagen AG	13,371	2,274,939

Total Preferred Stocks (Cost $4,249,328)		5,129,621

Short-Term Investments—1.5%

Discount Notes—0.6%
Federal Home Loan Bank
1.543%, 10/04/19 (f)	1,925,000	1,924,698
1.927%, 10/18/19 (f)	3,075,000	3,072,270
1.931%, 11/06/19 (f)	1,025,000	1,023,073

		6,020,041

U.S. Treasury—0.9%
U.S. Treasury Bill 1.786%, 11/07/19 (f)	9,750,000	9,732,781

Total Short-Term Investments (Cost $15,751,660)		15,752,822

BHFTII-192

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (g)—1.0%

Security Description	Principal Amount*	Value

Repurchase Agreements—1.0%
BofA Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $2,000,107; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	$2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,000,067; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $1,020,001.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $900,060; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $918,000.	900,000	900,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $1,283,503; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $1,309,108.	1,283,439	1,283,439
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $1,100,061; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $1,224,302.	1,100,000	1,100,000
Nomura Securities International, Inc. Repurchase Agreement dated 09/30/19 at 2.350%, due on 10/01/19 with a maturity value of $2,000,131; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.250%, maturity dates ranging from 11/15/19 - 02/15/49, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $1,000,055; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,111,062.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $500,028; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $555,531.	500,000	500,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $500,194; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $555,531.	500,000	500,000

		10,283,439

Total Securities Lending Reinvestments (Cost $10,283,439)		10,283,439

Total Investments—100.6% (Cost $901,824,611)		1,028,611,872
Other assets and liabilities (net)—(0.6)%		(6,214,955)

Net Assets—100.0%		$1,022,396,917

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, these securities represent less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $9,936,404 and the collateral received consisted of cash in the amount of $10,283,439. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2019, the market value of securities pledged was $ 2,608,400.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.

Ten Largest Industries as of September 30, 2019 (Unaudited)	% of Net Assets
Banks	9.5
Pharmaceuticals	7.9
Insurance	5.3
Oil, Gas & Consumable Fuels	4.8
Food Products	3.7
Chemicals	3.3
Automobiles	3.1
Metals & Mining	2.6
Machinery	2.6
Textiles, Apparel & Luxury Goods	2.5

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
MSCI EAFE Index Mini Futures	12/20/19	140	USD	13,288,800	$(61,369)

BHFTII-193

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$72,018,436	$0	$72,018,436
Austria	—	2,156,111	—	2,156,111
Belgium	—	10,074,431	—	10,074,431
Chile	—	299,257	—	299,257
China	293,904	881,746	—	1,175,650
Denmark	—	17,287,381	—	17,287,381
Finland	—	11,409,881	—	11,409,881
France	—	109,458,500	—	109,458,500
Germany	—	78,913,433	—	78,913,433
Hong Kong	256,212	32,201,582	—	32,457,794
Ireland	558,450	5,885,992	—	6,444,442
Israel	2,066,349	3,520,345	—	5,586,694
Italy	—	20,443,956	—	20,443,956
Japan	—	243,071,261	—	243,071,261
Luxembourg	—	2,240,800	—	2,240,800
Macau	—	1,133,822	—	1,133,822
Netherlands	4,859,089	44,153,413	—	49,012,502
New Zealand	—	2,455,177	—	2,455,177
Norway	—	6,391,917	—	6,391,917
Portugal	—	1,584,429	0	1,584,429
Russia	—	209,428	—	209,428
Singapore	—	12,447,620	—	12,447,620
South Africa	—	2,041,882	—	2,041,882
Spain	—	28,678,660	—	28,678,660
Sweden	—	23,346,711	—	23,346,711
Switzerland	—	97,946,262	—	97,946,262
United Arab Emirates	—	252,668	—	252,668
United Kingdom	892,745	141,064,954	—	141,957,699
United States	—	1,037,946	—	1,037,946
Total Common Stocks	8,926,749	972,608,001	0	981,534,750
Total Mutual Fund*	15,911,240	—	—	15,911,240

BHFTII-194

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Total Preferred Stocks*	$—	$5,129,621	$—	$5,129,621
Total Short-Term Investments*	—	15,752,822	—	15,752,822
Total Securities Lending Reinvestments*	—	10,283,439	—	10,283,439
Total Investments	$24,837,989	$1,003,773,883	$0	$1,028,611,872

Collateral for Securities Loaned (Liability)	$—	$(10,283,439)	$—	$(10,283,439)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(61,369)	$—	$—	$(61,369)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2019 is not presented.

BHFTII-195

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—96.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
AAR Corp.	13,862	$571,253
Aerojet Rocketdyne Holdings, Inc. (a) (b)	31,677	1,600,005
Aerovironment, Inc. (a)	8,967	480,272
Astronics Corp. (a)	10,382	305,023
Axon Enterprise, Inc. (a)	25,160	1,428,585
Cubic Corp. (b)	13,660	962,074
Ducommun, Inc. (a)	4,992	211,661
Kratos Defense & Security Solutions, Inc. (a)	39,769	739,505
Maxar Technologies, Inc. (a) (b)	25,232	191,763
Mercury Systems, Inc. (a)	23,662	1,920,644
Moog, Inc. - Class A	14,345	1,163,666
National Presto Industries, Inc.	2,572	229,139
Park Aerospace Corp.	10,569	185,592
Parsons Corp. (a)	8,512	280,726
Triumph Group, Inc. (b)	22,400	512,512
Vectrus, Inc. (a)	5,647	229,551
Wesco Aircraft Holdings, Inc. (a)	26,069	287,020

		11,298,991

Air Freight & Logistics—0.3%
Air Transport Services Group, Inc. (a)	27,538	578,849
Atlas Air Worldwide Holdings, Inc. (a)	10,224	257,952
Echo Global Logistics, Inc. (a)	13,053	295,650
Forward Air Corp.	11,493	732,334
HUB Group, Inc. - Class A (a)	13,053	606,964

		2,471,749

Airlines—0.4%
Allegiant Travel Co.	5,298	792,899
Hawaiian Holdings, Inc. (b)	18,895	496,183
SkyWest, Inc.	20,873	1,198,110
Spirit Airlines, Inc. (a) (b)	29,877	1,084,535

		3,571,727

Auto Components—1.1%
Adient plc (b)	39,298	902,282
American Axle & Manufacturing Holdings, Inc. (a)	51,196	420,831
Cooper Tire & Rubber Co. (b)	22,320	582,998
Cooper-Standard Holdings, Inc. (a)	7,342	300,141
Dana, Inc.	65,547	946,499
Dorman Products, Inc. (a) (b)	12,058	959,093
Fox Factory Holding Corp. (a) (b)	16,769	1,043,703
Gentherm, Inc. (a)	15,174	623,424
LCI Industries	10,785	990,602
Modine Manufacturing Co. (a)	23,187	263,636
Motorcar Parts of America, Inc. (a) (b)	8,000	135,200
Standard Motor Products, Inc.	9,638	467,925
Stoneridge, Inc. (a) (b)	10,698	331,317
Tenneco, Inc. - Class A	22,605	283,015
Visteon Corp. (a) (b)	11,503	949,458

		9,200,124

Automobiles—0.1%
Winnebago Industries, Inc.	13,793	528,962

Banks—9.4%
1st Source Corp.	5,572	254,808
ACNB Corp.	3,451	118,369
Allegiance Bancshares, Inc. (a)	9,094	291,826
Amerant Bancorp, Inc. (a)	6,964	146,035
American National Bankshares, Inc.	4,311	152,911
Ameris Bancorp	26,755	1,076,621
Ames National Corp.	4,321	123,624
Arrow Financial Corp.	6,549	218,662
Atlantic Capital Bancshares, Inc. (a)	10,440	181,030
Atlantic Union Bankshares Corp. (b)	36,287	1,351,509
Banc of California, Inc.	18,620	263,287
BancFirst Corp.	8,433	467,357
Bancorp, Inc. (The) (a)	16,456	162,914
BancorpSouth Bank	42,752	1,265,887
Bank First Corp. (b)	2,031	134,412
Bank of Marin Bancorp	6,398	265,453
Bank of NT Butterfield & Son, Ltd. (The)	23,174	686,877
Banner Corp.	14,787	830,586
Bar Harbor Bankshares	7,342	183,036
Baycom Corp. (a)	5,323	120,885
Berkshire Hills Bancorp, Inc.	21,074	617,257
Boston Private Financial Holdings, Inc.	37,198	433,543
Bridge Bancorp, Inc.	8,870	262,197
Brookline Bancorp, Inc.	36,642	539,737
Bryn Mawr Bank Corp.	9,382	342,537
Business First Bancshares, Inc.	5,338	130,247
Byline Bancorp, Inc. (a)	11,156	199,469
Cadence BanCorp	56,137	984,643
Cambridge Bancorp	2,103	157,746
Camden National Corp.	7,839	339,585
Capital City Bank Group, Inc.	5,769	158,359
Capstar Financial Holdings, Inc.	7,333	121,581
Carolina Financial Corp.	8,963	318,545
Carter Bank & Trust (a) (b)	12,904	243,757
Cathay General Bancorp	34,405	1,195,058
CBTX, Inc.	8,948	249,470
CenterState Bank Corp.	52,355	1,255,735
Central Pacific Financial Corp.	11,636	330,462
Central Valley Community Bancorp	5,828	118,600
Century Bancorp, Inc. - Class A	1,431	125,356
Citizens & Northern Corp.	6,716	176,496
City Holding Co. (b)	7,242	552,203
Civista Bancshares, Inc.	6,893	149,785
CNB Financial Corp.	6,782	194,643
Columbia Banking System, Inc. (b)	32,810	1,210,689
Community Bank System, Inc.	22,304	1,375,934
Community Trust Bancorp, Inc.	7,150	304,447
ConnectOne Bancorp, Inc.	13,860	307,692
Customers Bancorp, Inc. (a)	13,560	281,234
CVB Financial Corp.	59,614	1,244,144
Eagle Bancorp, Inc.	15,143	675,681
Enterprise Bancorp, Inc.	4,064	121,839
Enterprise Financial Services Corp.	10,782	439,367
Equity Bancshares, Inc. - Class A (a)	7,293	195,525
Farmers & Merchants Bancorp, Inc.	4,006	103,996
Farmers National Banc Corp.	13,414	194,235
FB Financial Corp.	7,970	299,274

BHFTII-196

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Financial Institutions, Inc.	6,461	$194,993
First Bancorp	12,826	460,453
First Bancorp	94,227	940,385
First Bancorp, Inc.	5,308	145,917
First Bancshares, Inc. (The)	7,872	254,266
First Busey Corp.	23,513	594,409
First Commonwealth Financial Corp.	45,936	610,030
First Community Bancshares, Inc.	8,470	274,174
First Financial Bancorp	43,646	1,068,236
First Financial Bankshares, Inc.	57,854	1,928,274
First Financial Corp.	5,707	248,083
First Foundation, Inc.	17,720	270,673
First Interstate BancSystem, Inc. - Class A	16,939	681,625
First Merchants Corp.	23,954	901,509
First Mid Bancshares, Inc.	5,809	201,108
First Midwest Bancorp, Inc.	46,471	905,255
First of Long Island Corp. (The)	9,924	225,771
Flushing Financial Corp.	13,422	271,192
Franklin Financial Network, Inc. (b)	4,990	150,748
Fulton Financial Corp. (b)	73,744	1,193,178
FVCBankcorp, Inc. (a)	6,243	109,627
German American Bancorp, Inc.	10,821	346,813
Glacier Bancorp, Inc. (b)	37,780	1,528,579
Great Southern Bancorp, Inc.	4,991	284,237
Great Western Bancorp, Inc.	26,273	867,009
Guaranty Bancshares, Inc.	3,924	120,035
Hancock Whitney Corp.	38,128	1,460,112
Hanmi Financial Corp.	15,681	294,489
HarborOne Bancrop, Inc. (a)	13,445	135,324
Heartland Financial USA, Inc.	14,828	663,405
Heritage Commerce Corp.	17,854	209,874
Heritage Financial Corp.	15,777	425,348
Hilltop Holdings, Inc.	32,755	782,517
Home BancShares, Inc. (b)	68,087	1,279,695
HomeTrust Bancshares, Inc.	8,531	222,403
Hope Bancorp, Inc. (b)	53,525	767,549
Horizon Bancorp	17,556	304,772
Iberiabank Corp.	23,046	1,740,895
Independent Bank Corp.	11,863	252,860
Independent Bank Corp./Rockland Trust	14,251	1,063,837
Independent Bank Group, Inc.	16,279	856,438
International Bancshares Corp.	24,957	963,839
Investar Holding Corp.	4,829	114,930
Investors Bancorp, Inc.	105,579	1,199,377
Lakeland Bancorp, Inc.	19,933	307,566
Lakeland Financial Corp. (b)	11,384	500,668
LegacyTexas Financial Group, Inc.	21,060	916,742
Live Oak Bancshares, Inc. (b)	10,534	190,665
Macatawa Bank Corp.	14,416	149,782
Mercantile Bank Corp.	8,647	283,622
Metropolitan Bank Holding Corp. (a)	3,277	128,884
Midland States Bancorp, Inc.	10,034	261,386
MidWestOne Financial Group, Inc.	5,585	170,454
National Bank Holdings Corp. - Class A	12,889	440,675
National Bankshares, Inc.	3,487	139,654
NBT Bancorp, Inc.	19,267	704,980
Nicolet Bankshares, Inc. (a)	3,028	201,574

Banks—(Continued)
Northrim BanCorp, Inc.	3,529	139,995
OFG Bancorp	22,996	503,612
Old Line Bancshares, Inc.	7,597	220,389
Old National Bancorp	77,233	1,328,794
Old Second Bancorp, Inc.	14,296	174,697
Opus Bank	8,631	187,897
Origin Bancorp, Inc.	9,030	304,672
Orrstown Financial Services, Inc.	5,287	115,785
Pacific Premier Bancorp, Inc.	24,640	768,522
Park National Corp.	5,741	544,304
Peapack Gladstone Financial Corp.	8,311	232,957
People’s Utah Bancorp	7,011	198,341
Peoples Bancorp, Inc.	8,443	268,572
Peoples Financial Services Corp.	3,673	166,350
Preferred Bank	6,573	344,294
Premier Financial Bancorp, Inc.	6,585	113,064
QCR Holdings, Inc.	5,810	220,664
RBB Bancorp	6,720	132,317
Reliant Bancorp, Inc.	5,179	124,192
Renasant Corp.	25,588	895,836
Republic Bancorp, Inc. - Class A	5,421	235,542
S&T Bancorp, Inc. (b)	15,660	572,060
Sandy Spring Bancorp, Inc.	16,080	542,057
Seacoast Banking Corp. of Florida (a)	21,315	539,483
ServisFirst Bancshares, Inc. (b)	20,928	693,763
Sierra Bancorp	5,841	155,137
Simmons First National Corp. - Class A	41,478	1,032,802
SmartFinancial, Inc. (a)	5,821	121,251
South State Corp.	15,302	1,152,241
Southern First Bancshares, Inc. (a)	3,419	136,247
Southern National Bancorp of Virginia, Inc.	10,799	166,197
Southside Bancshares, Inc.	15,530	529,728
Spirit of Texas Bancshares, Inc. (a)	5,933	127,856
Stock Yards Bancorp, Inc.	8,132	298,363
Summit Financial Group, Inc.	5,705	146,048
Tompkins Financial Corp.	6,912	560,771
Towne Bank	30,317	842,964
TriCo Bancshares	11,734	425,944
TriState Capital Holdings, Inc. (a)	11,422	240,319
Triumph Bancorp, Inc. (a)	11,267	359,305
Trustmark Corp. (b)	28,210	962,243
UMB Financial Corp.	19,210	1,240,582
United Bankshares, Inc. (b)	43,338	1,641,210
United Community Banks, Inc.	34,521	978,670
Univest Financial Corp.	12,133	309,513
Valley National Bancorp (b)	136,064	1,479,016
Veritex Holdings, Inc. (b)	23,827	578,162
Washington Trust Bancorp, Inc.	6,986	337,494
WesBanco, Inc.	23,770	888,285
West Bancorp, Inc.	8,036	174,703
Westamerica Bancorp (b)	11,738	729,869

		81,341,131

Beverages—0.3%
Boston Beer Co., Inc. (The) - Class A (a)	3,688	1,342,727
Coca-Cola Bottling Co. Consolidated	2,130	647,243

BHFTII-197

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Beverages—(Continued)
MGP Ingredients, Inc. (b)	6,119	$303,992
National Beverage Corp. (b)	4,782	212,129
New Age Beverages Corp. (a) (b)	35,984	99,316
Primo Water Corp. (a) (b)	15,449	189,714

		2,795,121

Biotechnology—6.7%
ACADIA Pharmaceuticals, Inc. (a)	46,108	1,659,427
Acceleron Pharma, Inc. (a)	19,395	766,296
Achillion Pharmaceuticals, Inc. (a)	67,562	243,223
ADMA Biologics, Inc. (a)	26,341	117,217
Adverum Biotechnologies, Inc. (a)	28,557	155,636
Aeglea BioTherapeutics, Inc. (a)	14,137	108,714
Affimed NV (a)	32,686	96,097
Agenus, Inc. (a) (b)	46,040	118,783
Aimmune Therapeutics, Inc. (a) (b)	20,346	426,045
Akebia Therapeutics, Inc. (a)	57,326	224,718
Albireo Pharma, Inc. (a)	4,713	94,260
Alder Biopharmaceuticals, Inc. (a) (b)	34,309	647,068
Alector, Inc. (a)	14,366	207,158
Allakos, Inc. (a) (b)	8,226	646,810
Allogene Therapeutics, Inc. (a) (b)	18,009	490,835
AMAG Pharmaceuticals, Inc. (a)	16,034	185,193
Amicus Therapeutics, Inc. (a)	112,681	903,702
AnaptysBio, Inc. (a)	11,271	394,372
Apellis Pharmaceuticals, Inc. (a)	22,295	537,087
Arcus Biosciences, Inc. (a)	15,645	142,369
Ardelyx, Inc. (a)	25,332	119,060
Arena Pharmaceuticals, Inc. (a)	22,490	1,029,367
Arqule, Inc. (a)	51,349	368,172
Arrowhead Pharmaceuticals, Inc. (a) (b)	40,960	1,154,253
Assembly Biosciences, Inc. (a)	9,765	95,990
Atara Biotherapeutics, Inc. (a)	23,772	335,661
Athenex, Inc. (a)	31,132	378,721
Audentes Therapeutics, Inc. (a)	19,977	561,154
Avid Bioservices, Inc. (a)	30,862	163,569
Avrobio, Inc. (a)	8,516	120,246
BioCryst Pharmaceuticals, Inc. (a) (b)	50,588	144,935
Biohaven Pharmaceutical Holding Co., Ltd. (a)	17,349	723,800
BioSpecifics Technologies Corp. (a)	3,035	162,433
Blueprint Medicines Corp. (a) (b)	21,771	1,599,515
Bridgebio Pharma, Inc. (a) (b)	14,917	320,268
Cara Therapeutics, Inc. (a) (b)	18,209	332,861
CareDx, Inc. (a)	18,796	424,978
Catalyst Pharmaceuticals, Inc. (a) (b)	49,243	261,480
CEL-SCI Corp. (a)	14,591	130,444
ChemoCentryx, Inc. (a)	20,706	140,387
Clovis Oncology, Inc. (a) (b)	21,967	86,330
Coherus Biosciences, Inc. (a)	28,406	575,506
Concert Pharmaceuticals, Inc. (a)	8,973	52,761
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	23,273	113,340
Cyclerion Therapeutics, Inc. (a)	12,605	152,773
Cytokinetics, Inc. (a)	26,348	299,840
CytomX Therapeutics, Inc. (a)	27,302	201,489
Deciphera Pharmaceuticals, Inc. (a)	7,563	256,688
Denali Therapeutics, Inc. (a) (b)	20,915	320,418

Biotechnology—(Continued)
Dicerna Pharmaceuticals, Inc. (a)	27,787	399,021
Dynavax Technologies Corp. (a) (b)	41,452	148,191
Eagle Pharmaceuticals, Inc. (a)	4,988	282,171
Editas Medicine, Inc. (a)	21,518	489,319
Eidos Therapeutics, Inc. (a) (b)	5,576	200,569
Eiger BioPharmaceuticals, Inc. (a)	12,632	129,478
Emergent BioSolutions, Inc. (a) (b)	20,011	1,046,175
Enanta Pharmaceuticals, Inc. (a)	7,598	456,488
Epizyme, Inc. (a)	36,222	373,630
Esperion Therapeutics, Inc. (a) (b)	10,901	399,631
Fate Therapeutics, Inc. (a)	23,260	361,228
FibroGen, Inc. (a) (b)	34,740	1,284,685
Flexion Therapeutics, Inc. (a)	15,518	212,674
G1 Therapeutics, Inc. (a)	15,694	357,509
Genomic Health, Inc. (a)	12,302	834,322
Geron Corp. (a) (b)	92,266	122,714
Global Blood Therapeutics, Inc. (a) (b)	25,390	1,231,923
Gossamer Bio, Inc. (a)	19,641	329,772
Gritstone Oncology, Inc. (a) (b)	13,449	116,132
Halozyme Therapeutics, Inc. (a)	64,503	1,000,442
Heron Therapeutics, Inc. (a) (b)	33,841	626,058
Homology Medicines, Inc. (a)	11,986	216,947
ImmunoGen, Inc. (a)	59,746	144,585
Immunomedics, Inc. (a) (b)	78,858	1,045,657
Insmed, Inc. (a) (b)	39,584	698,262
Intellia Therapeutics, Inc. (a) (b)	15,741	210,142
Intercept Pharmaceuticals, Inc. (a)	11,215	744,227
Intrexon Corp. (a) (b)	32,766	187,422
Invitae Corp. (a) (b)	39,306	757,427
Iovance Biotherapeutics, Inc. (a) (b)	51,593	938,993
Ironwood Pharmaceuticals, Inc. (a) (b)	69,963	600,632
Kadmon Holdings, Inc. (a) (b)	65,134	164,138
Karyopharm Therapeutics, Inc. (a)	29,466	283,463
Kindred Biosciences, Inc. (a)	25,159	172,339
Kodiak Sciences, Inc. (a)	12,588	181,015
Krystal Biotech, Inc. (a)	4,509	156,575
Kura Oncology, Inc. (a)	13,652	207,101
Ligand Pharmaceuticals, Inc. (a) (b)	8,499	845,990
MacroGenics, Inc. (a)	22,474	286,768
Madrigal Pharmaceuticals, Inc. (a) (b)	3,687	317,893
Magenta Therapeutics, Inc. (a)	10,252	105,186
MannKind Corp. (a)	99,311	124,139
Medicines Co. (The) (a) (b)	33,035	1,651,750
MediciNova, Inc. (a) (b)	18,638	148,265
MeiraGTx Holdings plc (a)	6,528	104,122
Minerva Neurosciences, Inc. (a)	15,563	120,613
Mirati Therapeutics, Inc. (a)	11,990	934,141
Momenta Pharmaceuticals, Inc. (a) (b)	43,796	567,596
Myriad Genetics, Inc. (a)	31,814	910,835
Natera, Inc. (a)	25,555	838,204
Opko Health, Inc. (a) (b)	165,478	345,849
PDL BioPharma, Inc. (a)	76,001	164,162
Pfenex, Inc. (a)	15,404	130,010
Pieris Pharmaceuticals, Inc. (a)	24,572	83,791
Portola Pharmaceuticals, Inc. (a)	32,975	884,389
Principia Biopharma, Inc. (a)	6,642	187,570
Progenics Pharmaceuticals, Inc. (a)	41,699	210,788

BHFTII-198

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Protagonist Therapeutics, Inc. (a)	9,114	$109,459
Prothena Corp. plc (a)	18,324	143,660
PTC Therapeutics, Inc. (a)	25,792	872,285
Puma Biotechnology, Inc. (a)	13,791	148,460
Ra Pharmaceuticals, Inc. (a)	14,651	346,496
Radius Health, Inc. (a)	20,884	537,763
Recro Pharma, Inc. (a)	10,426	115,520
REGENXBIO, Inc. (a)	15,197	541,013
Repligen Corp. (a)	22,569	1,730,817
Retrophin, Inc. (a)	18,842	218,379
Rhythm Pharmaceuticals, Inc. (a) (b)	11,256	243,017
Rigel Pharmaceuticals, Inc. (a)	13,863	25,924
Rocket Pharmaceuticals, Inc. (a)	14,674	170,952
Rubius Therapeutics, Inc. (a) (b)	16,410	128,819
Sangamo Therapeutics, Inc. (a) (b)	52,928	478,998
Sorrento Therapeutics, Inc. (a) (b)	64,623	138,293
Spark Therapeutics, Inc. (a)	15,381	1,491,649
Spectrum Pharmaceuticals, Inc. (a) (b)	51,934	430,793
Stemline Therapeutics, Inc. (a) (b)	18,471	192,283
Syros Pharmaceuticals, Inc. (a)	18,369	190,670
TG Therapeutics, Inc. (a) (b)	37,719	211,792
Translate Bio, Inc. (a)	16,186	160,403
Turning Point Therapeutics, Inc. (a)	4,396	165,290
Twist Bioscience Corp. (a)	10,242	244,579
Ultragenyx Pharmaceutical, Inc. (a) (b)	24,462	1,046,484
UroGen Pharma, Ltd. (a) (b)	9,990	238,062
Vanda Pharmaceuticals, Inc. (a)	24,336	323,182
Veracyte, Inc. (a)	21,446	514,704
Vericel Corp. (a)	18,632	282,088
Viking Therapeutics, Inc. (a) (b)	28,602	196,782
Voyager Therapeutics, Inc. (a)	10,649	183,269
Xencor, Inc. (a) (b)	21,420	722,497
Y-mAbs Therapeutics, Inc. (a)	10,071	262,450
ZIOPHARM Oncology, Inc. (a) (b)	74,990	320,957

		57,992,356

Building Products—1.5%
AAON, Inc. (b)	18,290	840,243
Advanced Drainage Systems, Inc.	16,264	524,839
American Woodmark Corp. (a) (b)	7,434	660,957
Apogee Enterprises, Inc. (b)	11,475	447,410
Builders FirstSource, Inc. (a)	50,475	1,038,523
Caesarstone, Ltd.	11,687	194,121
Continental Building Products, Inc. (a)	15,431	421,112
Cornerstone Building Brands, Inc. (a)	19,586	118,495
CSW Industrials, Inc.	5,978	412,661
Gibraltar Industries, Inc. (a) (b)	14,856	682,485
Griffon Corp.	14,438	302,765
Insteel Industries, Inc.	9,004	184,852
JELD-WEN Holding, Inc. (a)	31,537	608,349
Masonite International Corp. (a)	10,341	599,778
Patrick Industries, Inc. (a)	10,680	457,959
PGT Innovations, Inc. (a)	25,605	442,198
Quanex Building Products Corp.	12,585	227,537
Simpson Manufacturing Co., Inc.	19,882	1,379,214
Trex Co., Inc. (a) (b)	25,565	2,324,626

Building Products—(Continued)
Universal Forest Products, Inc.	25,733	1,026,232

		12,894,356

Capital Markets—1.4%
Ares Management Corp. - Class A	29,429	788,992
Artisan Partners Asset Management, Inc. - Class A	21,072	595,073
Assetmark Financial Holdings, Inc. (a)	10,553	274,906
B. Riley Financial, Inc.	10,620	250,844
Blucora, Inc. (a)	20,338	440,114
Brightsphere Investment Group, Inc. (a)	35,717	353,955
Cohen & Steers, Inc.	9,693	532,437
Cowen Group, Inc. - Class A (a) (b)	13,196	203,086
Diamond Hill Investment Group, Inc.	1,546	213,549
Donnelley Financial Solutions, Inc. (a)	16,100	198,352
Federated Investors, Inc. - Class B	42,995	1,393,468
Focus Financial Partners, Inc. - Class A (a)	13,966	332,391
Greenhill & Co., Inc.	10,011	131,344
Hamilton Lane, Inc. - Class A	9,898	563,790
Houlihan Lokey, Inc.	18,135	817,889
International FCStone, Inc. (a)	7,668	314,848
Ladenburg Thalmann Financial Services, Inc.	58,474	138,583
Moelis & Co. - Class A	20,101	660,318
Oppenheimer Holdings, Inc. - Class A	4,998	150,240
Piper Jaffray Cos.	5,776	435,972
PJT Partners, Inc. - Class A	10,648	433,374
Safeguard Scientifics, Inc. (a)	10,000	113,400
Sculptor Capital Management, Inc.	7,985	155,548
Stifel Financial Corp.	28,958	1,661,610
Virtus Investment Partners, Inc.	3,239	358,136
Waddell & Reed Financial, Inc. - Class A (b)	33,654	578,176
Westwood Holdings Group, Inc.	3,235	89,512
WisdomTree Investments, Inc. (b)	44,398	231,980

		12,411,887

Chemicals—1.9%
Advanced Emissions Solutions, Inc. (b)	8,018	118,987
AdvanSix, Inc. (a)	10,869	279,551
American Vanguard Corp.	14,887	233,726
Balchem Corp.	14,283	1,416,731
Chase Corp.	3,533	386,475
Ferro Corp. (a)	33,662	399,231
FutureFuel Corp.	10,195	121,728
GCP Applied Technologies, Inc. (a)	24,276	467,313
Hawkins, Inc.	4,778	203,065
HB Fuller Co. (b)	22,649	1,054,537
Ingevity Corp. (a)	18,263	1,549,433
Innophos Holdings, Inc.	9,207	298,859
Innospec, Inc.	10,583	943,369
Intrepid Potash, Inc. (a)	44,689	146,133
Koppers Holdings, Inc. (a)	7,004	204,587
Kraton Corp. (a)	14,021	452,738
Kronos Worldwide, Inc.	11,199	138,532
Livent Corp. (a)	63,109	422,199
Minerals Technologies, Inc.	15,449	820,187
OMNOVA Solutions, Inc. (a)	21,500	216,505
Orion Engineered Carbons S.A.	26,715	446,408

BHFTII-199

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
PolyOne Corp.	34,248	$1,118,197
PQ Group Holdings, Inc. (a)	14,392	229,409
Quaker Chemical Corp.	5,838	923,221
Sensient Technologies Corp. (b)	18,800	1,290,620
Stepan Co.	9,222	895,087
Tredegar Corp.	13,367	260,924
Trinseo S.A. (b)	17,985	772,456
Tronox Holding Plc - Class A (a) (b)	43,198	358,543

		16,168,751

Commercial Services & Supplies—2.8%
ABM Industries, Inc. (b)	29,625	1,075,980
ACCO Brands Corp.	42,900	423,423
Advanced Disposal Services, Inc. (a)	32,374	1,054,421
Brady Corp. - Class A	19,971	1,059,462
BrightView Holdings, Inc. (a)	13,796	236,601
Brink’s Co. (The)	21,021	1,743,692
Casella Waste Systems, Inc. - Class A (a)	19,066	818,694
Ceco Environmental Corp. (a) (b)	14,832	103,602
Cimpress NV (a)	9,120	1,202,381
Covanta Holding Corp.	53,904	932,000
Deluxe Corp.	19,398	953,606
Ennis, Inc.	9,631	194,643
Healthcare Services Group, Inc. (b)	32,315	784,931
Heritage-Crystal Clean, Inc. (a)	7,474	198,061
Herman Miller, Inc.	26,222	1,208,572
HNI Corp.	18,317	650,253
Interface, Inc.	27,071	390,905
Kimball International, Inc. - Class B	16,738	323,043
Knoll, Inc.	22,127	560,919
Matthews International Corp. - Class A (b)	14,349	507,811
McGrath RentCorp	10,515	731,739
Mobile Mini, Inc.	20,245	746,231
MSA Safety, Inc. (b)	14,808	1,615,701
Pitney Bowes, Inc. (b)	76,855	351,227
Quad/Graphics, Inc.	13,076	137,429
SP Plus Corp. (a)	10,567	390,979
Steelcase, Inc. - Class A	39,276	722,678
Team, Inc. (a) (b)	14,183	256,003
Tetra Tech, Inc. (d)	23,022	1,997,389
U.S. Ecology, Inc.	10,067	643,684
UniFirst Corp.	6,732	1,313,548
Viad Corp.	8,932	599,784
VSE Corp.	4,190	142,837

		24,072,229

Communications Equipment—1.1%
Acacia Communications, Inc. (a)	16,734	1,094,404
ADTRAN, Inc.	24,190	274,436
CalAmp Corp. (a) (b)	14,239	164,033
Calix, Inc. (a)	21,486	137,296
Casa Systems, Inc. (a)	14,873	116,827
Comtech Telecommunications Corp.	11,475	372,937
Digi International, Inc. (a)	12,500	170,250
Extreme Networks, Inc. (a)	50,414	366,762
Harmonic, Inc. (a) (b)	38,803	255,324

Communications Equipment—(Continued)
Infinera Corp. (a) (b)	77,196	420,718
Inseego Corp. (a) (b)	21,203	101,774
InterDigital, Inc.	13,238	694,598
Lumentum Holdings, Inc. (a) (b)	32,285	1,729,185
NETGEAR, Inc. (a)	13,343	429,911
NetScout Systems, Inc. (a)	32,759	755,423
Plantronics, Inc. (b)	14,059	524,682
Ribbon Communications, Inc. (a)	25,862	151,034
Viavi Solutions, Inc. (a)	100,089	1,401,746

		9,161,340

Construction & Engineering—1.1%
Aegion Corp. (a)	15,075	322,303
Ameresco, Inc. - Class A (a)	9,620	154,593
Arcosa, Inc.	22,107	756,280
Argan, Inc. (b)	6,140	241,241
Comfort Systems USA, Inc.	16,446	727,407
Dycom Industries, Inc. (a)	13,476	687,950
EMCOR Group, Inc.	24,247	2,088,152
Granite Construction, Inc. (b)	20,910	671,838
Great Lakes Dredge & Dock Corp. (a)	27,775	290,249
MasTec, Inc. (a)	25,328	1,644,547
MYR Group, Inc. (a)	6,874	215,087
Northwest Pipe Co. (a)	4,538	127,745
NV5 Global, Inc. (a) (b)	4,636	316,500
Primoris Services Corp.	17,980	352,588
Sterling Construction Co., Inc. (a)	13,246	174,185
Tutor Perini Corp. (a) (b)	19,192	275,021
Willscot Corp. (a)	23,553	366,956

		9,412,642

Construction Materials—0.2%
Summit Materials, Inc. - Class A (a) (b)	47,118	1,046,019
U.S. Concrete, Inc. (a) (b)	7,217	398,956

		1,444,975

Consumer Finance—0.6%
Curo Group Holdings Corp. (a)	8,552	113,571
Encore Capital Group, Inc. (a) (b)	14,109	470,182
Enova International, Inc. (a)	15,391	319,363
EZCORP, Inc. - Class A (a)	25,543	164,880
FirstCash, Inc. (b)	17,850	1,636,310
Green Dot Corp. - Class A (a)	21,516	543,279
LendingClub Corp. (a) (b)	29,536	386,331
Nelnet, Inc. - Class A	7,521	478,336
PRA Group, Inc. (a) (b)	19,388	655,121
Regional Management Corp. (a)	5,496	154,767
World Acceptance Corp. (a)	2,848	363,148

		5,285,288

Containers & Packaging—0.1%
Greif, Inc. - Class A	12,112	458,924
Greif, Inc. - Class B	2,277	103,740
Myers Industries, Inc.	14,676	259,031

BHFTII-200

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Containers & Packaging—(Continued)
UFP Technologies, Inc. (a)	3,225	$124,485

		946,180

Distributors—0.1%
Core-Mark Holding Co., Inc.	21,704	697,024
Funko, Inc. - Class A (a)	8,122	167,110

		864,134

Diversified Consumer Services—1.0%
Adtalem Global Education, Inc. (a)	25,502	971,371
American Public Education, Inc. (a)	6,422	143,467
Career Education Corp. (a)	31,150	494,973
Carriage Services, Inc.	7,506	153,423
Chegg, Inc. (a)	51,522	1,543,084
Collectors Universe, Inc.	3,994	113,749
Houghton Mifflin Harcourt Co. (a)	46,134	245,894
K12, Inc. (a)	17,337	457,697
Laureate Education, Inc. - Class A (a)	46,019	762,765
OneSpaWorld Holdings, Ltd. (a) (b)	17,874	277,583
Regis Corp. (a)	12,930	261,445
Select Interior Concepts, Inc. - Class A (a)	7,638	99,065
Sotheby’s (a) (b)	13,404	763,760
Strategic Education, Inc.	9,482	1,288,414
WW International, Inc.	21,424	810,256

		8,386,946

Diversified Financial Services—0.2%
Banco Latinoamericano de Comercio Exterior S.A. - Class E	14,005	279,260
Cannae Holdings, Inc. (a)	30,326	833,055
FGL Holdings	61,920	494,122
On Deck Capital, Inc. (a)	25,436	85,465

		1,691,902

Diversified Telecommunication Services—0.6%
Anterix, Inc. (a)	4,481	162,212
ATN International, Inc.	4,754	277,491
Bandwidth, Inc. - Class A (a)	6,604	429,987
Cincinnati Bell, Inc. (a)	19,517	98,951
Cogent Communications Holdings, Inc.	18,789	1,035,274
Consolidated Communications Holdings, Inc.	32,776	156,014
Intelsat S.A. (a)	30,401	693,143
Iridium Communications, Inc. (a)	44,054	937,469
ORBCOMM, Inc. (a) (b)	31,662	150,711
Vonage Holdings Corp. (a) (b)	98,290	1,110,677

		5,051,929

Electric Utilities—1.1%
ALLETE, Inc.	21,966	1,920,048
El Paso Electric Co.	18,142	1,216,965
MGE Energy, Inc.	14,660	1,170,894
Otter Tail Corp.	16,288	875,480
PNM Resources, Inc.	34,450	1,794,156
Portland General Electric Co.	38,193	2,152,940

		9,130,483

Electrical Equipment—1.0%
Allied Motion Technologies, Inc.	3,283	115,923
Atkore International Group, Inc. (a)	20,832	632,251
AZZ, Inc.	11,705	509,870
Encore Wire Corp.	9,176	516,425
EnerSys	18,778	1,238,221
Enphase Energy, Inc. (a) (b)	41,498	922,501
Generac Holdings, Inc. (a)	26,660	2,088,544
Plug Power, Inc. (a) (b)	106,414	279,869
Powell Industries, Inc.	4,404	172,417
Sunrun, Inc. (a) (b)	50,041	835,935
Thermon Group Holdings, Inc. (a)	15,847	364,164
TPI Composites, Inc. (a) (b)	13,727	257,381
Vicor Corp. (a) (b)	7,027	207,437
Vivint Solar, Inc. (a) (b)	22,579	147,667

		8,288,605

Electronic Equipment, Instruments & Components—2.5%
Anixter International, Inc. (a)	13,604	940,308
Arlo Technologies, Inc. (a)	26,422	90,099
AVX Corp.	21,871	332,439
Badger Meter, Inc.	12,590	676,083
Belden, Inc.	17,022	907,953
Benchmark Electronics, Inc.	16,877	490,446
CTS Corp.	15,701	508,084
Daktronics, Inc.	17,820	131,601
ePlus, Inc. (a)	6,246	475,258
Fabrinet (a)	16,270	850,921
FARO Technologies, Inc. (a)	7,841	379,112
Fitbit, Inc. - Class A (a) (b)	94,378	359,580
II-VI, Inc. (a)	39,824	1,402,200
Insight Enterprises, Inc. (a) (d)	15,396	857,403
Iteris, Inc. (a)	18,737	107,644
Itron, Inc. (a)	14,816	1,095,791
KEMET Corp.	25,798	469,008
Kimball Electronics, Inc. (a)	11,468	166,401
Knowles Corp. (a)	35,141	714,768
Mesa Laboratories, Inc.	1,705	405,398
Methode Electronics, Inc.	15,351	516,408
MTS Systems Corp.	7,482	413,381
Napco Security Technologies, Inc. (a)	5,652	144,239
nLight, Inc. (a)	14,866	232,802
Novanta, Inc. (a)	14,945	1,221,305
OSI Systems, Inc. (a)	7,093	720,365
PAR Technology Corp. (a) (b)	5,391	128,144
PC Connection, Inc.	5,366	208,737
Plexus Corp. (a) (d)	12,159	760,059
Rogers Corp. (a)	8,166	1,116,374
Sanmina Corp. (a)	30,166	968,630
ScanSource, Inc. (a)	12,162	371,549
Tech Data Corp. (a) (b)	15,505	1,616,241
TTM Technologies, Inc. (a) (b)	43,439	529,739
Vishay Intertechnology, Inc.	56,370	954,344
Vishay Precision Group, Inc. (a)	5,267	172,442

		21,435,256

BHFTII-201

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services — 1.0%
Archrock, Inc.	63,856	$636,644
C&J Energy Services, Inc. (a)	30,083	322,791
Cactus, Inc. - Class A (a)	21,510	622,499
Diamond Offshore Drilling, Inc. (a) (b)	27,291	151,738
DMC Global, Inc. (b)	5,631	247,651
Dril-Quip, Inc. (a) (b)	15,999	802,830
Exterran Corp. (a)	14,849	193,928
Frank’s International NV (a)	51,512	244,682
Helix Energy Solutions Group, Inc. (a)	67,569	544,606
Keane Group, Inc. (a)	25,842	156,603
Liberty Oilfield Services, Inc. - Class A (b)	25,526	276,447
Matrix Service Co. (a)	14,196	243,320
McDermott International, Inc. (a)	78,718	159,010
Nabors Industries, Ltd.	164,491	307,598
Newpark Resources, Inc. (a) (b)	41,815	318,630
Noble Corp. plc (a)	122,482	155,552
Oceaneering International, Inc. (a)	45,596	617,826
Oil States International, Inc. (a)	27,605	367,147
ProPetro Holding Corp. (a)	36,472	331,531
RPC, Inc. (b)	29,038	162,903
SEACOR Holdings, Inc. (a)	7,977	375,477
SEACOR Marine Holdings, Inc. (a)	10,207	128,302
Select Energy Services, Inc. - Class A (a)	28,192	244,143
Solaris Oilfield Infrastructure, Inc. - Class A (b)	13,032	174,889
TETRA Technologies, Inc. (a)	67,517	135,709
Tidewater, Inc. (a)	17,119	258,668
U.S. Silica Holdings, Inc. (b)	34,136	326,340

		8,507,464

Entertainment — 0.3%
AMC Entertainment Holdings, Inc. - Class A (b)	25,675	274,723
Eros International plc (a)	35,892	68,554
Glu Mobile, Inc. (a)	50,565	252,319
IMAX Corp. (a)	23,016	505,201
Liberty Braves Group - Class A (a)	5,080	141,376
Liberty Braves Group - Class C (a)	16,010	444,277
Marcus Corp. (The)	9,550	353,446
Rosetta Stone, Inc. (a)	9,843	171,268

		2,211,164

Equity Real Estate Investment Trusts—7.4%
Acadia Realty Trust	36,489	1,042,856
Agree Realty Corp.	17,906	1,309,824
Alexander & Baldwin, Inc.	29,617	725,913
Alexander’s, Inc.	1,029	358,514
American Assets Trust, Inc.	20,868	975,370
American Finance Trust, Inc. (b)	47,324	660,643
Armada Hoffler Properties, Inc.	23,985	433,889
Ashford Hospitality Trust, Inc.	44,329	146,729
Bluerock Residential Growth REIT, Inc.	11,894	139,992
Braemar Hotels & Resorts, Inc.	14,521	136,352
CareTrust REIT, Inc. (b)	42,777	1,005,473
CatchMark Timber Trust, Inc. - Class A	23,620	252,025
Cedar Realty Trust, Inc.	43,418	130,254
Chatham Lodging Trust (b)	19,109	346,828
City Office REIT, Inc.	16,166	232,629

Equity Real Estate Investment Trusts—(Continued)
Community Healthcare Trust, Inc.	8,337	371,413
CoreCivic, Inc.	53,294	920,920
CorEnergy Infrastructure Trust, Inc.	5,980	282,376
Corepoint Lodging, Inc.	18,376	185,781
DiamondRock Hospitality Co.	83,043	851,191
Easterly Government Properties, Inc.	34,722	739,579
EastGroup Properties, Inc.	16,143	2,018,198
Essential Properties Realty Trust, Inc.	32,691	748,951
First Industrial Realty Trust, Inc.	53,632	2,121,682
Four Corners Property Trust, Inc.	29,818	843,253
Franklin Street Properties Corp.	48,177	407,577
Front Yard Residential Corp.	23,934	276,677
Geo Group, Inc. (The)	53,292	924,083
Getty Realty Corp.	15,262	489,300
Gladstone Commercial Corp.	13,243	311,211
Gladstone Land Corp.	9,389	111,682
Global Medical REIT, Inc.	15,177	173,018
Global Net Lease, Inc.	38,058	742,131
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	26,422	770,201
Healthcare Realty Trust, Inc.	56,907	1,906,384
Hersha Hospitality Trust (b)	16,071	239,136
Independence Realty Trust, Inc.	39,339	562,941
Industrial Logistics Properties Trust	27,724	589,135
Innovative Industrial Properties, Inc. (b)	4,833	446,424
Investors Real Estate Trust	5,565	415,539
iStar, Inc.	23,855	311,308
Jernigan Capital, Inc.	8,813	169,650
Kite Realty Group Trust	38,990	629,688
Lexington Realty Trust	93,684	960,261
LTC Properties, Inc.	17,896	916,633
Mack-Cali Realty Corp.	36,280	785,825
Monmouth Real Estate Investment Corp.	38,893	560,448
National Health Investors, Inc.	18,070	1,488,787
National Storage Affiliates Trust	25,366	846,463
New Senior Investment Group, Inc.	35,722	238,623
NexPoint Residential Trust, Inc.	9,154	428,041
Office Properties Income Trust	20,820	637,925
One Liberty Properties, Inc.	6,290	173,164
Pebblebrook Hotel Trust (b)	57,895	1,610,639
Pennsylvania Real Estate Investment Trust (b)	32,570	186,300
Physicians Realty Trust	82,777	1,469,292
Piedmont Office Realty Trust, Inc. - Class A	54,067	1,128,919
PotlatchDeltic Corp.	29,869	1,227,168
Preferred Apartment Communities, Inc. - Class A	18,839	272,224
PS Business Parks, Inc.	8,900	1,619,355
QTS Realty Trust, Inc. - Class A	24,478	1,258,414
Retail Opportunity Investments Corp.	50,605	922,529
Retail Value, Inc.	7,066	261,725
Rexford Industrial Realty, Inc.	47,563	2,093,723
RLJ Lodging Trust	77,648	1,319,240
RPT Realty	34,953	473,613
Ryman Hospitality Properties, Inc.	20,428	1,671,215
Sabra Health Care REIT, Inc.	82,125	1,885,590
Safehold, Inc.	3,796	115,778
Saul Centers, Inc.	5,405	294,627
Senior Housing Properties Trust	95,509	883,936
Seritage Growth Properties - Class A (b)	15,000	637,350

BHFTII-202

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
STAG Industrial, Inc. (b)	56,280	$1,659,134
Summit Hotel Properties, Inc. (b)	48,101	557,972
Sunstone Hotel Investors, Inc.	94,982	1,305,053
Tanger Factory Outlet Centers, Inc. (b)	42,302	654,835
Terreno Realty Corp.	27,731	1,416,777
UMH Properties, Inc.	14,825	208,736
Uniti Group, Inc. (b)	83,269	646,584
Universal Health Realty Income Trust	5,178	532,298
Urban Edge Properties	50,231	994,071
Urstadt Biddle Properties, Inc. - Class A	13,207	313,006
Washington Prime Group, Inc. (b)	84,826	351,180
Washington Real Estate Investment Trust	34,947	956,150
Whitestone REIT (b)	18,215	250,638
Xenia Hotels & Resorts, Inc.	49,824	1,052,283

		63,723,244

Food & Staples Retailing—0.7%
Andersons, Inc. (The)	13,251	297,220
BJ’s Wholesale Club Holdings, Inc. (a) (b)	46,946	1,214,493
Chefs’ Warehouse, Inc. (The) (a)	11,175	450,576
Ingles Markets, Inc. - Class A	6,173	239,883
Performance Food Group Co. (a)	45,579	2,097,090
Pricesmart, Inc. (b)	10,206	725,646
Rite Aid Corp. (a) (b)	23,960	166,522
SpartanNash Co.	16,917	200,128
United Natural Foods, Inc. (a) (b)	23,843	274,671
Weis Markets, Inc.	4,490	171,249

		5,837,478

Food Products—1.2%
B&G Foods, Inc. (b)	30,133	569,815
Cal-Maine Foods, Inc.	14,364	573,914
Calavo Growers, Inc. (b)	7,353	699,858
Darling Ingredients, Inc. (a)	72,905	1,394,673
Fresh Del Monte Produce, Inc.	13,189	449,877
Freshpet, Inc. (a)	15,375	765,214
Hostess Brands, Inc. (a)	53,355	746,170
J&J Snack Foods Corp.	6,582	1,263,744
John B Sanfilippo & Son, Inc.	4,150	400,890
Lancaster Colony Corp.	8,191	1,135,682
Landec Corp. (a) (b)	5,454	59,285
Limoneira Co. (b)	6,209	113,997
Sanderson Farms, Inc.	8,655	1,309,761
Simply Good Foods Co. (The) (a)	32,020	928,260
Tootsie Roll Industries, Inc. (b)	9,232	342,876

		10,754,016

Gas Utilities—1.3%
Chesapeake Utilities Corp.	6,975	664,857
New Jersey Resources Corp.	38,723	1,751,054
Northwest Natural Holding Co.	13,165	939,191
ONE Gas, Inc.	22,206	2,134,219
RGC Resources, Inc.	3,635	106,287
South Jersey Industries, Inc. (b)	40,163	1,321,764
Southwest Gas Holdings, Inc.	23,492	2,138,712

Gas Utilities—(Continued)
Spire, Inc.	21,020	1,833,785

		10,889,869

Health Care Equipment & Supplies—3.8%
Accuray, Inc. (a)	9,715	26,911
Alphatec Holdings, Inc. (a)	20,608	103,452
AngioDynamics, Inc. (a)	17,852	328,834
Anika Therapeutics, Inc. (a) (b)	7,087	389,005
Antares Pharma, Inc. (a)	69,581	232,748
Apyx Medical Corp. (a)	18,201	123,221
AtriCure, Inc. (a)	16,270	405,774
Atrion Corp. (b)	618	481,527
Avanos Medical, Inc. (a)	20,898	782,839
AxoGen, Inc. (a) (b)	15,476	193,140
Axonics Modulation Technologies, Inc. (a) (b)	7,468	201,039
Cardiovascular Systems, Inc. (a)	14,951	710,471
Cerus Corp. (a) (b)	58,326	300,671
CONMED Corp.	12,287	1,181,395
Corindus Vascular Robotics, Inc. (a)	45,302	193,893
CryoLife, Inc. (a) (b)	17,220	467,523
CryoPort, Inc. (a) (b)	12,188	199,335
Cutera, Inc. (a)	6,744	197,127
GenMark Diagnostics, Inc. (a) (b)	26,350	159,681
Glaukos Corp. (a)	15,485	967,967
Globus Medical, Inc. - Class A (a)	34,064	1,741,352
Haemonetics Corp. (a)	22,077	2,784,793
Heska Corp. (a) (b)	3,277	232,241
Inogen, Inc. (a)	8,423	403,546
Integer Holdings Corp. (a)	14,604	1,103,478
Invacare Corp.	17,816	133,620
iRhythm Technologies, Inc. (a) (b)	11,010	815,951
Lantheus Holdings, Inc. (a)	18,267	457,862
LeMaitre Vascular, Inc.	7,651	261,511
LivaNova plc (a) (b)	21,333	1,574,162
Meridian Bioscience, Inc.	22,552	214,018
Merit Medical Systems, Inc. (a)	23,561	717,668
Natus Medical, Inc. (a)	15,157	482,599
Neogen Corp. (a)	22,983	1,565,372
Nevro Corp. (a)	13,030	1,120,189
Novocure, Ltd. (a) (b)	37,723	2,820,926
NuVasive, Inc. (a)	23,298	1,476,627
OraSure Technologies, Inc. (a)	28,446	212,492
Orthofix Medical, Inc. (a)	7,560	400,831
OrthoPediatrics Corp. (a)	3,676	129,616
Quidel Corp. (a)	16,013	982,398
Shockwave Medical, Inc. (a) (b)	3,953	118,313
SI-BONE, Inc. (a)	8,386	148,181
Sientra, Inc. (a)	20,112	130,326
Silk Road Medical, Inc. (a)	5,719	186,039
STAAR Surgical Co. (a) (b)	19,419	500,622
SurModics, Inc. (a)	6,159	281,713
Tactile Systems Technology, Inc. (a)	8,238	348,632
Tandem Diabetes Care, Inc. (a)	24,834	1,464,709
Utah Medical Products, Inc.	2,002	191,872
Varex Imaging Corp. (a)	17,885	510,438
ViewRay, Inc. (a) (b)	33,439	96,973

BHFTII-203

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Wright Medical Group NV (a) (b)	55,761	$1,150,349

		32,405,972

Health Care Providers & Services—2.0%
Addus HomeCare Corp. (a)	4,979	394,735
Amedisys, Inc. (a)	14,021	1,836,891
AMN Healthcare Services, Inc. (a) (b)	19,843	1,142,163
Apollo Medical Holdings, Inc. (a)	12,990	228,884
BioTelemetry, Inc. (a) (b)	15,132	616,326
Brookdale Senior Living, Inc. (a)	86,808	658,005
Community Health Systems, Inc. (a)	44,002	158,407
Corvel Corp. (a)	4,267	323,012
Cross Country Healthcare, Inc. (a)	16,495	169,898
Diplomat Pharmacy, Inc. (a)	26,141	128,091
Ensign Group, Inc. (The)	22,721	1,077,657
Hanger, Inc. (a)	17,297	352,513
HealthEquity, Inc. (a) (b)	30,286	1,730,693
Joint Corp. (The) (a) (b)	7,132	132,727
LHC Group, Inc. (a) (b)	13,467	1,529,312
Magellan Health, Inc. (a)	9,733	604,419
National Healthcare Corp.	5,246	429,385
National Research Corp.	4,969	286,960
Option Care Health, Inc. (a)	59,694	191,021
Owens & Minor, Inc.	30,958	179,866
Patterson Cos., Inc.	37,980	676,804
PetIQ, Inc. (a) (b)	7,985	217,671
Providence Service Corp. (The) (a)	5,978	355,452
R1 RCM, Inc. (a)	47,026	419,942
RadNet, Inc. (a) (b)	21,044	302,192
Select Medical Holdings Corp. (a)	47,922	794,068
Tenet Healthcare Corp. (a) (b)	46,518	1,028,978
Tivity Health, Inc. (a) (b)	21,321	354,568
Triple-S Management Corp. - Class B (a)	9,765	130,851
U.S. Physical Therapy, Inc.	5,303	692,307

		17,143,798

Health Care Technology—1.1%
Allscripts Healthcare Solutions, Inc. (a)	77,571	851,730
Computer Programs & Systems, Inc.	5,856	132,404
Evolent Health, Inc. - Class A (a)	31,066	223,364
Health Catalyst, Inc. (a)	6,989	221,132
HealthStream, Inc. (a)	12,016	311,094
HMS Holdings Corp. (a) (b)	39,005	1,344,307
Inovalon Holdings, Inc. - Class A (a) (b)	29,972	491,241
Inspire Medical Systems, Inc. (a)	6,838	417,255
Livongo Health, Inc. (a) (b)	11,765	205,182
NextGen Healthcare, Inc. (a)	24,814	388,835
Omnicell, Inc. (a)	18,342	1,325,576
Phreesia, Inc. (a)	9,122	221,117
Simulations Plus, Inc.	5,451	189,150
Tabula Rasa HealthCare, Inc. (a) (b)	8,390	460,947
Teladoc Health, Inc. (a) (b)	30,482	2,064,241
Vocera Communications, Inc. (a) (b)	13,407	330,483

		9,178,058

Hotels, Restaurants & Leisure—2.6%
BBX Capital Corp.	25,192	117,647
BJ’s Restaurants, Inc.	9,083	352,784
Bloomin’ Brands, Inc. (b)	36,722	695,147
Boyd Gaming Corp.	36,831	882,102
Brinker International, Inc. (b)	16,964	723,854
Carrols Restaurant Group, Inc. (a) (b)	17,458	144,727
Century Casinos, Inc. (a)	13,208	102,098
Cheesecake Factory, Inc. (The) (b)	18,905	787,960
Churchill Downs, Inc. (b)	14,861	1,834,665
Chuy’s Holdings, Inc. (a)	8,272	204,815
Cracker Barrel Old Country Store, Inc. (b)	8,458	1,375,694
Dave & Buster’s Entertainment, Inc. (b)	16,068	625,849
Del Taco Restaurants, Inc. (a)	16,196	165,604
Denny’s Corp. (a)	25,229	574,338
Dine Brands Global, Inc.	6,775	513,952
Drive Shack, Inc. (a)	29,907	128,899
El Pollo Loco Holdings, Inc. (a)	10,879	119,234
Eldorado Resorts, Inc. (a) (b)	29,374	1,171,141
Fiesta Restaurant Group, Inc. (a)	9,712	101,199
Golden Entertainment, Inc. (a)	8,432	112,061
International Speedway Corp. - Class A	10,424	469,184
Jack in the Box, Inc.	11,563	1,053,621
Lindblad Expeditions Holdings, Inc. (a)	10,779	180,656
Marriott Vacations Worldwide Corp.	18,605	1,927,664
Monarch Casino & Resort, Inc. (a)	5,265	219,498
Papa John’s International, Inc. (b)	10,257	536,954
Penn National Gaming, Inc. (a) (b)	48,164	897,055
PlayAGS, Inc. (a)	10,128	104,116
Red Robin Gourmet Burgers, Inc. (a)	5,863	195,003
Red Rock Resorts, Inc. - Class A	32,000	649,760
Ruth’s Hospitality Group, Inc.	13,027	265,946
Scientific Games Corp. - Class A (a)	24,798	504,639
SeaWorld Entertainment, Inc. (a)	22,315	587,331
Shake Shack, Inc. - Class A (a)	12,648	1,240,010
Target Hospitality Corp. (a) (b)	10,894	74,188
Texas Roadhouse, Inc.	28,516	1,497,660
Twin River Worldwide Holdings, Inc.	9,752	222,638
Wingstop, Inc.	13,094	1,142,844

		22,502,537

Household Durables—1.8%
Beazer Homes USA, Inc. (a)	13,700	204,130
Cavco Industries, Inc. (a)	3,896	748,383
Century Communities, Inc. (a) (b)	12,109	370,899
Ethan Allen Interiors, Inc.	12,159	232,237
GoPro, Inc. - Class A (a) (b)	52,565	272,549
Green Brick Partners, Inc. (a)	11,941	127,769
Helen of Troy, Ltd. (a)	10,709	1,688,381
Hooker Furniture Corp.	5,444	116,719
Installed Building Products, Inc. (a)	9,469	542,952
iRobot Corp. (a) (b)	12,204	752,621
KB Home	37,780	1,284,520
La-Z-Boy, Inc.	18,635	625,950
LGI Homes, Inc. (a)	9,051	754,129
M/I Homes, Inc. (a)	10,392	391,259
MDC Holdings, Inc.	22,360	963,716

BHFTII-204

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Meritage Homes Corp. (a)	15,760	$1,108,716
Skyline Champion Corp. (a)	22,767	685,059
Sonos, Inc. (a)	32,162	431,292
Taylor Morrison Home Corp. - Class A (a)	47,598	1,234,692
TopBuild Corp. (a)	14,392	1,387,821
TRI Pointe Group, Inc. (a) (b)	63,627	956,950
Tupperware Brands Corp.	21,006	333,365
Universal Electronics, Inc. (a)	6,028	306,825
William Lyon Homes - Class A (a)	14,816	301,654

		15,822,588

Household Products—0.2%
Central Garden and Pet Co. (Voting Shares) (a)	4,446	129,957
Central Garden and Pet Co. (Non-Voting Shares) (a)	18,062	500,769
WD-40 Co. (b)	5,975	1,096,651

		1,727,377

Independent Power and Renewable Electricity Producers—0.5%
Atlantic Power Corp. (a)	50,055	117,129
Clearway Energy, Inc. - Class A	16,087	278,948
Clearway Energy, Inc. - Class C (b)	32,256	588,672
Ormat Technologies, Inc.	17,754	1,318,945
Pattern Energy Group, Inc. - Class A	39,654	1,067,882
TerraForm Power, Inc. - Class A	34,889	635,852

		4,007,428

Industrial Conglomerates—0.1%
Raven Industries, Inc.	15,898	531,947

Insurance—2.4%
Ambac Financial Group, Inc. (a)	22,444	438,780
American Equity Investment Life Holding Co.	40,340	976,228
AMERISAFE, Inc.	8,690	574,496
Argo Group International Holdings, Ltd.	14,435	1,013,914
Citizens, Inc. (a) (b)	22,172	152,322
CNO Financial Group, Inc.	71,414	1,130,484
eHealth, Inc. (a)	9,736	650,267
Employers Holdings, Inc.	14,789	644,505
Enstar Group, Ltd. (a)	4,985	946,751
FBL Financial Group, Inc. - Class A	4,790	285,053
Genworth Financial, Inc. - Class A (a)	221,867	976,215
Goosehead Insurance, Inc. - Class A	5,024	247,934
Greenlight Capital Re, Ltd. - Class A (a)	13,998	146,979
Hallmark Financial Services, Inc. (a)	6,574	125,761
HCI Group, Inc.	2,670	112,247
Health Insurance Innovations, Inc. - Class A (a) (b)	5,782	144,145
Heritage Insurance Holdings, Inc.	11,792	176,290
Horace Mann Educators Corp.	18,978	879,251
Investors Title Co.	687	109,989
James River Group Holdings, Ltd.	13,410	687,128
Kinsale Capital Group, Inc.	8,969	926,587
MBIA, Inc. (a) (b)	31,645	292,083
National General Holdings Corp.	28,550	657,221
National Western Life Group, Inc. - Class A	1,054	282,862
ProAssurance Corp.	23,948	964,386

Insurance—(Continued)
RLI Corp.	16,778	1,558,844
Safety Insurance Group, Inc.	6,815	690,564
Selective Insurance Group, Inc. (b)	24,761	1,861,780
State Auto Financial Corp.	7,940	257,177
Stewart Information Services Corp.	10,993	426,419
Third Point Reinsurance, Ltd. (a)	34,789	347,542
Trupanion, Inc. (a) (b)	13,011	330,740
United Fire Group, Inc.	9,677	454,625
United Insurance Holdings Corp.	8,654	121,069
Universal Insurance Holdings, Inc.	13,371	400,996
Watford Holdings, Ltd. (a) (b)	11,007	296,639

		20,288,273

Interactive Media & Services—0.4%
Care.com, Inc. (a)	15,699	164,055
Cargurus, Inc. (a)	32,991	1,021,072
Cars.com, Inc. (a) (b)	29,503	264,937
Eventbrite, Inc. - Class A (a) (b)	14,648	259,416
Liberty TripAdvisor Holdings, Inc. - Class A (a)	34,803	327,496
Meet Group, Inc. (The) (a)	34,247	112,159
QuinStreet, Inc. (a) (b)	17,938	225,839
TrueCar, Inc. (a)	42,606	144,860
Yelp, Inc. (a) (b)	30,104	1,046,114

		3,565,948

Internet & Direct Marketing Retail—0.3%
1-800-Flowers.com, Inc. - Class A (a)	13,330	197,217
Groupon, Inc. (a)	162,293	431,699
Overstock.com, Inc. (a)	10,484	111,026
PetMed Express, Inc. (b)	9,436	170,037
Quotient Technology, Inc. (a)	35,202	275,280
RealReal, Inc. (The) (a) (b)	15,100	337,636
Rubicon Project, Inc. (The) (a) (b)	22,854	199,058
Shutterstock, Inc. (a)	9,230	333,388
Stamps.com, Inc. (a)	7,719	574,679
Stitch Fix, Inc. - Class A (a) (b)	17,321	333,429

		2,963,449

IT Services—2.2%
Brightcove, Inc. (a)	17,189	180,141
Carbonite, Inc. (a) (b)	13,993	216,752
Cardtronics plc - Class A (a) (b)	17,673	534,432
Cass Information Systems, Inc.	5,890	318,001
Conduent, Inc. (a)	77,541	482,305
CSG Systems International, Inc.	13,502	697,783
Endurance International Group Holdings, Inc. (a)	27,122	101,707
Everi Holdings, Inc. (a)	31,818	269,180
EVERTEC, Inc.	26,041	813,000
Evo Payments, Inc. - Class A (a)	14,321	402,707
ExlService Holdings, Inc. (a)	13,901	930,811
GTT Communications, Inc. (a) (b)	13,560	127,735
Hackett Group, Inc. (The)	11,151	183,545
I3 Verticals, Inc. - Class A (a)	7,082	142,490
KBR, Inc.	62,037	1,522,388
Limelight Networks, Inc. (a)	51,623	156,418

BHFTII-205

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
LiveRamp Holdings, Inc. (a)	28,264	$1,214,221
ManTech International Corp. - Class A	11,958	853,921
MAXIMUS, Inc.	27,829	2,150,069
NIC, Inc.	29,109	601,101
Paysign, Inc. (a) (b)	8,541	86,264
Perficient, Inc. (a) (b)	13,564	523,299
Perspecta, Inc.	61,282	1,600,686
Presidio, Inc.	21,099	356,573
Science Applications International Corp.	25,148	2,196,678
Sykes Enterprises, Inc. (a)	15,602	478,045
TTEC Holdings, Inc.	5,491	262,909
Tucows, Inc. - Class A (a)	4,376	237,004
Unisys Corp. (a)	20,742	154,113
Verra Mobility Corp. (a)	47,935	687,867
Virtusa Corp. (a)	12,986	467,756

		18,949,901

Leisure Products—0.3%
Acushnet Holdings Corp.	14,893	393,175
American Outdoor Brands Corp. (a)	25,637	149,977
Callaway Golf Co. (b)	43,200	838,512
Clarus Corp. (b)	10,372	121,612
Johnson Outdoors, Inc. - Class A	2,524	147,805
Malibu Boats, Inc. - Class A (a)	8,768	269,002
MasterCraft Boat Holdings, Inc. (a)	9,205	137,385
Sturm Ruger & Co., Inc.	7,553	315,413
Vista Outdoor, Inc. (a) (b)	27,041	167,384
YETI Holdings, Inc. (a) (b)	14,177	396,956

		2,937,221

Life Sciences Tools & Services—0.7%
Accelerate Diagnostics, Inc. (a) (b)	11,226	208,467
Cambrex Corp. (a)	15,180	903,210
Codexis, Inc. (a) (b)	24,613	337,567
Fluidigm Corp. (a)	32,475	150,359
Luminex Corp.	18,901	390,306
Medpace Holdings, Inc. (a)	12,542	1,054,030
NanoString Technologies, Inc. (a)	15,452	333,609
NeoGenomics, Inc. (a) (b)	42,163	806,156
Pacific Biosciences of California, Inc. (a)	66,792	344,647
Quanterix Corp. (a)	4,900	107,604
Syneos Health, Inc. (a)	26,524	1,411,342

		6,047,297

Machinery—3.8%
Actuant Corp. - Class A	24,465	536,762
Alamo Group, Inc.	3,842	452,280
Albany International Corp. - Class A	13,340	1,202,734
Altra Industrial Motion Corp.	28,671	794,043
Astec Industries, Inc.	10,105	314,266
Barnes Group, Inc.	20,566	1,059,972
Blue Bird Corp. (a) (b)	5,751	109,470
Briggs & Stratton Corp. (b)	19,347	117,243
Chart Industries, Inc. (a)	15,776	983,791
CIRCOR International, Inc. (a)	8,858	332,618

Machinery—(Continued)
Columbus McKinnon Corp.	10,074	366,996
Commercial Vehicle Group, Inc. (a) (b)	14,605	105,302
Douglas Dynamics, Inc.	9,877	440,218
Energy Recovery, Inc. (a) (b)	17,996	166,733
EnPro Industries, Inc.	9,247	634,807
ESCO Technologies, Inc.	10,899	867,124
Evoqua Water Technologies Corp. (a) (b)	34,844	593,045
Federal Signal Corp.	27,402	897,142
Franklin Electric Co., Inc.	20,612	985,460
Gorman-Rupp Co. (The)	7,300	253,967
Greenbrier Cos., Inc. (The)	14,568	438,788
Harsco Corp. (a)	33,815	641,132
Helios Technologies, Inc.	12,428	504,204
Hillenbrand, Inc.	26,557	820,080
Hyster-Yale Materials Handling, Inc.	4,976	272,337
John Bean Technologies Corp.	13,882	1,380,287
Kadant, Inc.	4,675	410,418
Kennametal, Inc.	36,506	1,122,195
Lindsay Corp.	4,595	426,646
Luxfer Holdings plc	10,598	165,117
Lydall, Inc. (a)	8,342	207,799
Manitowoc Co., Inc. (The) (a)	15,849	198,113
Meritor, Inc. (a)	35,998	665,963
Milacron Holdings Corp. (a)	30,587	509,885
Miller Industries, Inc.	5,680	189,144
Mueller Industries, Inc.	24,779	710,662
Mueller Water Products, Inc. - Class A	67,872	762,881
Navistar International Corp. (a)	21,262	597,675
NN, Inc. (b)	19,899	141,880
Omega Flex, Inc.	1,378	140,901
Park-Ohio Holdings Corp.	4,748	141,775
Proto Labs, Inc. (a)	11,672	1,191,711
RBC Bearings, Inc. (a)	10,166	1,686,641
REV Group, Inc.	11,893	135,937
Rexnord Corp. (a)	46,717	1,263,695
Spartan Motors, Inc.	16,327	224,006
SPX Corp. (a)	19,606	784,436
SPX FLOW, Inc. (a)	19,349	763,512
Standex International Corp.	5,879	428,814
Tennant Co.	8,362	591,193
Terex Corp. (b)	28,294	734,795
TriMas Corp. (a)	19,031	583,300
Wabash National Corp.	20,924	303,607
Watts Water Technologies, Inc. - Class A	12,286	1,151,567
Welbilt, Inc. (a) (b)	57,920	976,531

		32,481,600

Marine—0.1%
Costamare, Inc.	19,016	115,427
Matson, Inc. (b)	19,029	713,778
Scorpio Bulkers, Inc.	25,620	155,770

		984,975

Media—0.9%
Cardlytics, Inc. (a)	6,643	222,673
Central European Media Enterprises, Ltd. - Class A (a)	41,770	187,756

BHFTII-206

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
Daily Journal Corp. (a) (b)	598	$148,041
Emerald Expositions Events, Inc.	11,929	116,069
Entercom Communications Corp. - Class A (b)	57,585	192,334
EW Scripps Co. (The) - Class A	25,176	334,337
Gannett Co., Inc.	48,407	519,891
Gray Television, Inc. (a)	41,101	670,768
Liberty Latin America, Ltd. - Class A (a)	20,395	348,143
Liberty Latin America, Ltd. - Class C (a)	51,063	872,922
Loral Space & Communications, Inc. (a)	6,669	276,097
Meredith Corp. (b)	17,831	653,685
MSG Networks, Inc. - Class A (a) (b)	24,914	404,105
National CineMedia, Inc.	28,689	235,250
New Media Investment Group, Inc. (b)	27,741	244,398
Scholastic Corp.	13,390	505,606
TechTarget, Inc. (a)	9,817	221,128
TEGNA, Inc. (b)	94,828	1,472,679

		7,625,882

Metals & Mining—1.1%
AK Steel Holding Corp. (a)	140,638	319,248
Allegheny Technologies, Inc. (a) (b)	56,239	1,138,840
Carpenter Technology Corp.	20,845	1,076,853
Century Aluminum Co. (a) (b)	22,819	151,404
Cleveland-Cliffs, Inc. (b)	125,018	902,630
Coeur Mining, Inc. (a)	97,205	467,556
Commercial Metals Co.	52,508	912,589
Compass Minerals International, Inc.	14,036	792,894
Ferroglobe Representation & Warranty Insurance Trust (a) (c) (e)	31,634	0
Gold Resource Corp.	29,581	90,222
Haynes International, Inc.	6,653	238,443
Hecla Mining Co. (b)	151,858	267,270
Kaiser Aluminum Corp.	7,148	707,437
Materion Corp.	8,038	493,212
Novagold Resources, Inc. (a)	96,795	587,546
Schnitzer Steel Industries, Inc. - Class A	10,351	213,852
SunCoke Energy, Inc. (a)	42,209	238,059
TimkenSteel Corp. (a) (b)	18,629	117,176
Warrior Met Coal, Inc.	23,723	463,073
Worthington Industries, Inc.	17,089	616,058

		9,794,362

Mortgage Real Estate Investment Trusts—1.3%
AG Mortgage Investment Trust, Inc.	14,345	217,327
Anworth Mortgage Asset Corp.	47,176	155,681
Apollo Commercial Real Estate Finance, Inc. (b)	67,902	1,301,681
Ares Commercial Real Estate Corp.	11,438	174,201
ARMOUR Residential REIT, Inc.	27,134	454,494
Blackstone Mortgage Trust, Inc. - Class A (b)	53,494	1,917,760
Capstead Mortgage Corp.	42,582	312,978
Colony Credit Real Estate, Inc.	37,213	538,100
Dynex Capital, Inc. (b)	14,895	220,148
Ellington Financial, Inc.	15,117	273,164
Exantas Capital Corp.	16,059	182,591
Granite Point Mortgage Trust, Inc.	22,671	424,855
Great Ajax Corp.	8,325	129,037

Mortgage Real Estate Investment Trusts—(Continued)
Invesco Mortgage Capital, Inc.	62,979	964,208
KKR Real Estate Finance Trust, Inc.	10,088	197,019
Ladder Capital Corp.	46,377	800,931
New York Mortgage Trust, Inc. (b)	103,803	632,160
Orchid Island Capital, Inc. (b)	30,372	174,639
PennyMac Mortgage Investment Trust	38,087	846,674
Ready Capital Corp.	14,894	237,112
Redwood Trust, Inc.	42,187	692,289
TPG RE Finance Trust, Inc.	22,728	450,924
Western Asset Mortgage Capital Corp.	19,929	192,315

		11,490,288

Multi-Utilities—0.6%
Avista Corp.	29,292	1,418,904
Black Hills Corp.	26,813	2,057,362
NorthWestern Corp.	21,289	1,597,739
Unitil Corp.	5,847	370,934

		5,444,939

Multiline Retail—0.1%
Big Lots, Inc.	17,050	417,725
Dillard’s, Inc. - Class A (b)	4,781	316,072
J.C. Penney Co., Inc. (a) (b)	26,401	23,468

		757,265

Oil, Gas & Consumable Fuels—2.2%
Arch Coal, Inc. - Class A (b)	7,564	561,249
Ardmore Shipping Corp. (a)	16,350	109,382
Berry Petroleum Corp.	35,260	330,034
Bonanza Creek Energy, Inc. (a)	9,142	204,689
Brigham Minerals, Inc. - Class A	9,809	195,199
California Resources Corp. (a) (b)	20,491	209,008
Callon Petroleum Co. (a) (b)	106,061	460,305
Carrizo Oil & Gas, Inc. (a)	37,509	322,015
Clean Energy Fuels Corp. (a)	71,652	147,961
CNX Resources Corp. (a) (b)	89,020	646,285
CONSOL Energy, Inc. (a)	13,213	206,519
Contura Energy, Inc. (a) (b)	9,500	265,620
CVR Energy, Inc.	13,526	595,550
Delek U.S. Holdings, Inc. (b)	33,286	1,208,282
Denbury Resources, Inc. (a) (b)	223,650	266,144
DHT Holdings, Inc.	40,469	248,884
Diamond S Shipping, Inc. (a)	14,552	160,363
Dorian LPG, Ltd. (a)	13,589	140,782
Extraction Oil & Gas, Inc. (a) (b)	20,526	60,346
Falcon Minerals Corp. (b)	23,893	137,385
GasLog, Ltd.	20,748	266,612
Golar LNG, Ltd.	43,127	560,220
Green Plains, Inc. (b)	17,956	190,244
Gulfport Energy Corp. (a) (b)	50,682	137,348
International Seaways, Inc. (a)	9,606	185,012
Jagged Peak Energy, Inc. (a) (b)	28,571	207,425
Laredo Petroleum, Inc. (a)	105,515	254,291
Magnolia Oil & Gas Corp. - Class A (a) (b)	49,481	549,239
Matador Resources Co. (a) (b)	50,198	829,773

BHFTII-207

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Nordic American Tankers, Ltd. (b)	66,726	$144,128
Northern Oil and Gas, Inc. (a)	89,077	174,591
Oasis Petroleum, Inc. (a)	145,030	501,804
Par Pacific holdings, Inc. (a)	16,282	372,207
PDC Energy, Inc. (a)	26,990	748,973
Peabody Energy Corp.	30,193	444,441
Penn Virginia Corp. (a)	5,878	170,873
QEP Resources, Inc.	108,899	402,926
Renewable Energy Group, Inc. (a) (b)	16,294	244,491
REX American Resources Corp. (a)	2,989	228,150
Scorpio Tankers, Inc.	20,512	610,437
SemGroup Corp. - Class A	36,615	598,289
Ship Finance International, Ltd.	38,547	541,200
SM Energy Co.	51,354	497,620
Southwestern Energy Co. (a) (b)	248,862	480,304
SRC Energy, Inc. (a)	107,906	502,842
Talos Energy, Inc. (a) (b)	10,507	213,607
Teekay Corp.	32,524	130,096
Teekay Tankers, Ltd. - Class A (a)	92,787	120,623
Tellurian, Inc. (a) (b)	51,257	426,202
W&T Offshore, Inc. (a)	44,133	192,861
Whiting Petroleum Corp. (a) (b)	41,423	332,627
World Fuel Services Corp.	29,927	1,195,284

		18,930,742

Paper & Forest Products—0.4%
Boise Cascade Co.	18,411	600,015
Clearwater Paper Corp. (a) (b)	7,836	165,496
Louisiana-Pacific Corp.	55,081	1,353,891
Neenah, Inc.	7,745	504,354
PH Glatfelter Co.	21,278	327,469
Schweitzer-Mauduit International, Inc.	13,580	508,435
Verso Corp. - Class A (a)	16,813	208,145

		3,667,805

Personal Products—0.3%
Edgewell Personal Care Co. (a)	24,669	801,496
elf Beauty, Inc. (a)	12,689	222,185
Inter Parfums, Inc.	8,191	573,124
Medifast, Inc. (b)	5,370	556,493
USANA Health Sciences, Inc. (a)	6,854	468,745

		2,622,043

Pharmaceuticals—1.3%
Aerie Pharmaceuticals, Inc. (a) (b)	19,440	373,637
Akcea Therapeutics, Inc. (a) (b)	7,356	113,209
Akorn, Inc. (a) (b)	43,557	165,517
Amneal Pharmaceuticals, Inc. (a)	40,537	117,557
Amphastar Pharmaceuticals, Inc. (a)	18,205	361,005
ANI Pharmaceuticals, Inc. (a)	3,945	287,512
Arvinas Holding Co. LLC (a)	8,786	189,338
Axsome Therapeutics, Inc. (a) (b)	11,697	236,747
BioDelivery Sciences International, Inc. (a) (b)	41,531	174,846
Collegium Pharmaceutical, Inc. (a)	14,032	161,087
Corcept Therapeutics, Inc. (a)	43,446	614,109

Pharmaceuticals—(Continued)
Cymabay Therapeutics, Inc. (a)	24,969	127,841
Dermira, Inc. (a)	28,797	184,013
Endo International plc (a)	96,815	310,776
Evolus, Inc. (a) (b)	7,900	123,398
Innoviva, Inc. (a)	33,334	351,340
Intersect ENT, Inc. (a)	13,971	237,647
Intra-Cellular Therapies, Inc. (a)	19,606	146,457
Lannett Co., Inc. (a)	15,440	172,928
MyoKardia, Inc. (a) (b)	20,077	1,047,016
Odonate Therapeutics, Inc. (a)	5,941	154,644
Omeros Corp. (a) (b)	21,460	350,442
Pacira BioSciences, Inc. (a)	18,507	704,561
Phibro Animal Health Corp. - Class A	9,993	213,151
Prestige Consumer Healthcare, Inc. (a) (b)	22,778	790,169
Reata Pharmaceuticals, Inc. - Class A (a) (b)	9,122	732,405
Revance Therapeutics, Inc. (a) (b)	21,348	277,524
SIGA Technologies, Inc. (a)	22,951	117,509
Supernus Pharmaceuticals, Inc. (a) (b)	22,494	618,135
TherapeuticsMD, Inc. (a) (b)	79,956	290,240
Theravance Biopharma, Inc. (a) (b)	19,690	383,561
Tricida, Inc. (a)	10,261	316,757
WAVE Life Sciences, Ltd. (a) (b)	10,858	222,915
Xeris Pharmaceuticals, Inc. (a) (b)	14,041	138,023
Zogenix, Inc. (a)	19,414	777,337

		11,583,353

Professional Services—1.6%
ASGN, Inc. (a)	22,539	1,416,802
Barrett Business Services, Inc.	3,358	298,258
CBIZ, Inc. (a)	24,387	573,094
CRA International, Inc.	2,862	120,118
Exponent, Inc.	22,992	1,607,141
Forrester Research, Inc.	4,738	152,279
Franklin Covey Co. (a)	4,809	168,315
FTI Consulting, Inc. (a)	15,992	1,694,992
Heidrick & Struggles International, Inc.	7,257	198,116
Huron Consulting Group, Inc. (a)	10,356	635,237
ICF International, Inc.	8,158	689,106
Insperity, Inc.	17,167	1,693,009
Kelly Services, Inc. - Class A	14,944	361,944
Kforce, Inc.	9,613	363,708
Korn Ferry	25,151	971,835
Mistras Group, Inc. (a)	8,222	134,841
Navigant Consulting, Inc.	18,001	503,128
Resources Connection, Inc.	12,083	205,290
TriNet Group, Inc. (a)	19,326	1,201,884
TrueBlue, Inc. (a)	19,573	412,990
Upwork, Inc. (a)	24,847	330,589
Willdan Group, Inc. (a)	4,570	160,316

		13,892,992

Real Estate Management & Development—0.6%
Consolidated-Tomoka Land Co.	2,485	163,016
Cushman & Wakefield plc (a)	46,095	854,140
FRP Holdings, Inc. (a)	3,389	162,740
Kennedy-Wilson Holdings, Inc. (b)	52,082	1,141,638

BHFTII-208

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Marcus & Millichap, Inc. (a)	9,282	$329,418
Newmark Group, Inc. - Class A	64,506	584,424
RE/MAX Holdings, Inc. - Class A	8,877	285,484
Realogy Holdings Corp. (b)	52,555	351,067
Redfin Corp. (a)	39,839	670,889
RMR Group, Inc. (The) - Class A	7,008	318,724
St. Joe Co. (The) (a) (b)	13,592	232,831
Tejon Ranch Co. (a)	9,079	154,071

		5,248,442

Road & Rail—0.5%
ArcBest Corp.	10,451	318,233
Avis Budget Group, Inc. (a)	26,515	749,314
Heartland Express, Inc.	22,410	482,039
Hertz Global Holdings, Inc. (a)	44,849	620,710
Marten Transport, Ltd.	19,376	402,633
Saia, Inc. (a)	10,845	1,016,177
Werner Enterprises, Inc. (b)	19,256	679,737

		4,268,843

Semiconductors & Semiconductor Equipment—2.5%
Adesto Technologies Corp. (a)	12,920	110,595
Advanced Energy Industries, Inc. (a)	17,261	990,954
Alpha & Omega Semiconductor, Ltd. (a)	9,300	114,204
Ambarella, Inc. (a)	14,056	883,209
Amkor Technology, Inc. (a)	46,149	419,956
Axcelis Technologies, Inc. (a)	13,934	238,132
Brooks Automation, Inc. (b)	31,534	1,167,704
Cabot Microelectronics Corp.	12,212	1,724,456
Ceva, Inc. (a)	10,183	304,064
Cirrus Logic, Inc. (a)	24,667	1,321,658
Cohu, Inc.	17,431	235,406
Diodes, Inc. (a)	18,315	735,347
DSP Group, Inc. (a)	10,337	145,597
FormFactor, Inc. (a) (d)	31,702	591,084
Ichor Holdings, Ltd. (a)	10,143	245,258
Impinj, Inc. (a) (b)	5,512	169,935
Inphi Corp. (a)	19,424	1,185,835
Lattice Semiconductor Corp. (a)	55,677	1,018,054
MACOM Technology Solutions Holdings, Inc. (a)	18,984	408,061
MaxLinear, Inc. (a)	29,165	652,713
Nanometrics, Inc. (a)	9,845	321,144
NeoPhotonics Corp. (a)	18,073	110,065
NVE Corp.	1,659	110,075
PDF Solutions, Inc. (a)	12,971	169,531
Photronics, Inc. (a)	30,362	330,338
Power Integrations, Inc.	12,611	1,140,413
Rambus, Inc. (a) (b)	49,965	655,791
Rudolph Technologies, Inc. (a)	13,085	344,921
Semtech Corp. (a)	29,245	1,421,599
Silicon Laboratories, Inc. (a) (b)	18,201	2,026,681
SMART Global Holdings, Inc. (a) (b)	4,560	116,189
SunPower Corp. (a) (b)	31,453	345,039
Synaptics, Inc. (a) (b)	14,825	592,259
Ultra Clean Holdings, Inc. (a)	16,793	245,765
Veeco Instruments, Inc. (a)	22,250	259,880

Semiconductors & Semiconductor Equipment—(Continued)
Xperi Corp.	22,215	459,406

		21,311,318

Software—4.5%
8x8, Inc. (a) (b)	41,065	850,867
A10 Networks, Inc. (a)	21,727	150,785
ACI Worldwide, Inc. (a) (b)	49,853	1,561,645
Agilysys, Inc. (a)	9,228	236,329
Alarm.com Holdings, Inc. (a) (b)	16,383	764,103
Altair Engineering, Inc. - Class A (a) (b)	17,244	596,987
American Software, Inc. - Class A	12,761	191,670
Appfolio, Inc. - Class A (a)	6,877	654,278
Appian Corp. (a)	12,643	600,542
Avaya Holdings Corp. (a) (b)	54,653	559,100
Benefitfocus, Inc. (a) (b)	11,793	280,791
Blackbaud, Inc.	20,640	1,864,618
Blackline, Inc. (a) (b)	19,037	910,159
Bottomline Technologies de, Inc. (a)	18,440	725,614
Box, Inc. - Class A (a)	63,715	1,055,120
Carbon Black, Inc. (a)	25,219	655,442
ChannelAdvisor Corp. (a)	10,403	97,060
Cision, Ltd. (a)	41,265	317,328
Cloudera, Inc. (a) (b)	105,967	938,868
CommVault Systems, Inc. (a)	17,586	786,270
Cornerstone OnDemand, Inc. (a)	24,063	1,319,134
Digimarc Corp. (a)	5,123	200,258
Digital Turbine, Inc. (a) (b)	36,179	233,174
Domo, Inc. - Class B (a)	7,443	118,939
Ebix, Inc. (b)	10,806	454,933
Envestnet, Inc. (a) (b)	21,200	1,202,040
Everbridge, Inc. (a) (b)	14,485	893,869
Five9, Inc. (a)	26,132	1,404,334
ForeScout Technologies, Inc. (a)	18,197	690,030
GTY Technology Holdings Inc. (a)	18,423	115,512
Instructure, Inc. (a)	14,481	560,994
Intelligent Systems Corp. (a) (b)	3,124	129,771
j2 Global, Inc. (b)	19,712	1,790,244
LivePerson, Inc. (a) (b)	27,176	970,183
MicroStrategy, Inc. - Class A (a)	3,569	529,533
Mitek Systems, Inc. (a) (b)	14,980	144,557
MobileIron, Inc. (a)	43,864	287,090
Model N, Inc. (a)	14,843	412,042
Monotype Imaging Holdings, Inc.	18,592	368,307
OneSpan, Inc. (a)	15,031	217,949
Progress Software Corp.	19,846	755,339
PROS Holdings, Inc. (a)	14,662	873,855
Q2 Holdings, Inc. (a) (b)	18,701	1,474,948
QAD, Inc. - Class A	4,798	221,572
Qualys, Inc. (a) (b)	14,838	1,121,308
Rapid7, Inc. (a)	21,376	970,257
SailPoint Technologies Holding, Inc. (a)	38,299	715,808
SPS Commerce, Inc. (a)	15,132	712,263
SVMK, Inc. (a)	37,618	643,268
Synchronoss Technologies, Inc. (a) (b)	18,261	98,609
Telaria, Inc. (a)	20,315	140,377
Tenable Holdings, Inc. (a)	16,685	373,410

BHFTII-209

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
TiVo Corp.	54,357	$413,929
Upland Software, Inc. (a)	10,139	353,446
Varonis Systems, Inc. (a)	12,721	760,461
Verint Systems, Inc. (a) (b)	29,017	1,241,347
VirnetX Holding Corp. (a) (b)	26,977	145,676
Workiva, Inc. (a)	15,621	684,668
Yext, Inc. (a)	41,476	659,054
Zix Corp. (a) (b)	25,140	182,014
Zuora, Inc. - Class A (a)	35,347	531,972

		38,914,050

Specialty Retail—2.4%
Aaron’s, Inc.	28,511	1,832,117
Abercrombie & Fitch Co. - Class A (b)	28,497	444,553
America’s Car-Mart, Inc. (a)	2,826	259,144
American Eagle Outfitters, Inc. (b)	72,218	1,171,376
Asbury Automotive Group, Inc. (a)	8,467	866,428
At Home Group, Inc. (a) (b)	19,716	189,668
Bed Bath & Beyond, Inc. (b)	55,063	585,870
Boot Barn Holdings, Inc. (a)	12,612	440,159
Buckle, Inc. (The) (b)	14,188	292,273
Caleres, Inc.	17,181	402,207
Camping World Holdings, Inc. - Class A	14,592	129,869
Cato Corp. (The) - Class A	9,562	168,387
Chico’s FAS, Inc. (b)	54,730	220,562
Children’s Place, Inc. (The) (b)	7,101	546,706
Conn’s, Inc. (a)	10,289	255,785
Designer Brands, Inc. - Class A (b)	26,445	452,738
GameStop Corp. - Class A (b)	42,222	233,065
Genesco, Inc. (a)	6,357	254,407
Group 1 Automotive, Inc. (b)	7,911	730,264
Guess?, Inc.	20,227	374,806
Haverty Furniture Cos., Inc. (b)	10,391	210,626
Hibbett Sports, Inc. (a)	10,209	233,786
Hudson, Ltd. - Class A (a)	18,056	221,547
Lithia Motors, Inc. - Class A (b)	9,883	1,308,311
Lumber Liquidators Holdings, Inc. (a) (b)	13,856	136,759
MarineMax, Inc. (a)	8,159	126,301
Michaels Cos., Inc. (The) (a) (b)	39,476	386,470
Monro, Inc.	14,571	1,151,255
Murphy USA, Inc. (a)	13,619	1,161,701
National Vision Holdings, Inc. (a)	34,470	829,693
Office Depot, Inc.	244,598	429,269
Party City Holdco, Inc. (a) (b)	25,796	147,295
Rent-A-Center, Inc.	21,277	548,734
RH (a)	7,214	1,232,368
Sally Beauty Holdings, Inc. (a) (b)	51,047	760,090
Shoe Carnival, Inc. (b)	4,114	133,335
Signet Jewelers, Ltd.	22,572	378,307
Sleep Number Corp. (a) (b)	11,987	495,303
Sonic Automotive, Inc. - Class A	9,474	297,578
Winmark Corp.	1,140	201,085
Zumiez, Inc. (a)	7,454	236,105

		20,476,302

Technology Hardware, Storage & Peripherals—0.2%
3D Systems Corp. (a) (b)	50,283	409,806
Diebold Nixdorf, Inc. (a)	35,435	396,872
Immersion Corp. (a)	15,130	115,745
Stratasys, Ltd. (a)	23,667	504,225

		1,426,648

Textiles, Apparel & Luxury Goods—0.9%
Crocs, Inc. (a) (d)	28,518	791,660
Deckers Outdoor Corp. (a)	12,428	1,831,390
Fossil Group, Inc. (a)	20,656	258,406
G-III Apparel Group, Ltd. (a)	20,478	527,718
Kontoor Brands, Inc. (a)	20,050	703,755
Movado Group, Inc.	7,984	198,482
Oxford Industries, Inc.	7,657	549,007
Rocky Brands, Inc.	3,479	115,607
Steven Madden, Ltd. (b)	35,491	1,270,223
Unifi, Inc. (a)	7,892	172,993
Wolverine World Wide, Inc.	35,950	1,015,947

		7,435,188

Thrifts & Mortgage Finance—2.1%
Axos Financial, Inc. (a)	26,097	721,582
Bridgewater Bancshares, Inc. (a)	11,530	137,668
Capitol Federal Financial, Inc.	59,838	824,568
Columbia Financial, Inc. (a)	24,437	385,860
Dime Community Bancshares, Inc.	15,501	331,876
Essent Group, Ltd.	40,892	1,949,322
Federal Agricultural Mortgage Corp. - Class C	4,263	348,117
First Defiance Financial Corp.	10,076	291,851
Flagstar Bancorp, Inc.	12,717	474,980
Hingham Institution for Savings	716	135,324
Home Bancorp, Inc.	3,086	120,323
HomeStreet, Inc. (a)	9,014	246,262
Kearny Financial Corp.	34,811	453,935
Luther Burbank Corp.	10,222	115,815
Meridian Bancorp, Inc.	23,292	436,725
Meta Financial Group, Inc. (b)	16,799	547,815
Mr Cooper Group, Inc. (a) (b)	33,464	355,388
NMI Holdings, Inc. - Class A (a)	27,767	729,161
Northfield Bancorp, Inc.	19,366	311,018
Northwest Bancshares, Inc.	45,193	740,713
OceanFirst Financial Corp.	22,048	520,333
Ocwen Financial Corp. (a)	66,871	125,717
Oritani Financial Corp.	16,857	298,285
PCSB Financial Corp.	6,336	126,657
PennyMac Financial Services, Inc. (a) (b)	11,764	357,390
Provident Financial Services, Inc.	27,899	684,362
Radian Group, Inc.	89,946	2,054,367
Southern Missouri Bancorp, Inc.	3,592	130,857
Territorial Bancorp, Inc.	4,024	115,006
TrustCo Bank Corp.	42,750	348,413
United Community Financial Corp.	24,319	262,159
United Financial Bancorp, Inc.	21,901	298,511
Walker & Dunlop, Inc.	12,545	701,642
Washington Federal, Inc.	34,496	1,276,007
Waterstone Financial, Inc.	10,900	187,262

BHFTII-210

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—(Continued)
Western New England Bancorp, Inc.	12,322	$117,429
WSFS Financial Corp.	23,571	1,039,481

		18,302,181

Tobacco—0.1%
22nd Century Group, Inc. (a) (b)	55,642	125,751
Universal Corp.	11,116	609,268
Vector Group, Ltd. (b)	50,882	606,004

		1,341,023

Trading Companies & Distributors—1.3%
Aircastle, Ltd.	23,576	528,810
Applied Industrial Technologies, Inc.	17,086	970,485
Beacon Roofing Supply, Inc. (a) (b)	30,195	1,012,438
BlueLinx Holdings, Inc. (a)	4,247	137,306
BMC Stock Holdings, Inc. (a)	27,466	719,060
CAI International, Inc. (a)	8,107	176,490
DXP Enterprises, Inc. (a)	6,978	242,276
Foundation Building Materials, Inc. (a)	7,141	110,614
GATX Corp. (b)	15,087	1,169,695
GMS, Inc. (a)	14,993	430,599
H&E Equipment Services, Inc.	15,412	444,790
Herc Holdings, Inc. (a)	11,071	514,912
Kaman Corp.	12,375	735,818
MRC Global, Inc. (a)	33,085	401,321
NOW, Inc. (a)	51,271	588,078
Rush Enterprises, Inc. - Class A	12,945	499,418
SiteOne Landscape Supply, Inc. (a) (b)	17,769	1,315,261
Systemax, Inc.	5,954	131,048
Textainer Group Holdings, Ltd. (a)	11,532	114,282
Titan Machinery, Inc. (a)	9,306	133,448
Triton International, Ltd.	25,386	859,062
Veritiv Corp. (a)	5,727	103,544

		11,338,755

Water Utilities—0.6%
American States Water Co. (b)	16,383	1,472,176
AquaVenture Holdings, Ltd. (a)	6,106	118,640
Artesian Resources Corp. - Class A	3,766	139,342
California Water Service Group (b)	20,902	1,106,343
Connecticut Water Service, Inc.	4,926	345,115
Consolidated Water Co., Ltd.	6,871	113,303
Middlesex Water Co.	7,497	487,005
SJW Group	11,878	811,149
York Water Co. (The)	6,695	292,304

		4,885,377

Wireless Telecommunication Services—0.1%
Boingo Wireless, Inc. (a)	20,091	223,010
Gogo, Inc. (a) (b)	26,493	159,753

Wireless Telecommunication Services—(Continued)
Shenandoah Telecommunications Co.	21,561	684,993

		1,067,756

Total Common Stocks (Cost $638,014,430)		831,134,222

Mutual Fund—1.6%

Investment Company Security—1.6%
iShares Russell 2000 Index Fund (b) (Cost $14,164,650)	91,400	13,832,476

Rights—0.0%

Biotechnology—0.0%
Tobira Therapeutics, Inc., Expires 12/31/28 (a) (c) (e)	4,660	37,094

Chemicals—0.0%
A. Schulman, Inc.	12,704	5,501

Total Rights (Cost $5,781)		42,595

Short-Term Investments—1.7%

Discount Notes—0.6%
Federal Home Loan Bank
1.535%, 10/04/19 (f)	550,000	549,914
1.845%, 10/11/19 (f)	250,000	249,869
1.918%, 11/06/19 (f)	625,000	623,825
1.927%, 10/18/19 (f)	3,875,000	3,871,560

		5,295,168

U.S. Treasury—1.1%
U.S. Treasury Bill 1.812%, 11/07/19 (f)	9,850,000	9,832,604

Total Short-Term Investments (Cost $15,126,336)		15,127,772

Securities Lending Reinvestments (g)—20.0%

Certificates of Deposit—12.9%
Banco Del Estado De Chile New York 2.206%, 1M LIBOR + 0.160%, 11/22/19 (h)	3,000,000	2,999,835
Banco Santander S.A. 2.192%, 1M LIBOR + 0.150%, 11/07/19 (h)	2,000,000	1,999,842
Bank of Montreal (Chicago)
1.990%, SOFR + 0.170%, 02/07/20 (h)	2,000,000	2,000,422
2.070%, SOFR + 0.250%, 07/10/20 (h)	2,000,000	2,000,136
2.150%, 1M LIBOR + 0.100%, 10/11/19 (h)	2,000,000	1,999,964
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (h)	3,000,000	2,999,985

BHFTII-211

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Bank of Nova Scotia 2.198%, 1M LIBOR + 0.170%, 05/15/20 (h)	5,000,000	$4,997,790
Barclays Bank plc 2.297%, 1M LIBOR + 0.230%, 02/05/20 (h)	4,000,000	3,997,208
BNP Paribas S.A. New York 2.289%, 3M LIBOR + 0.050%, 11/06/19 (h)	1,000,000	1,000,185
China Construction Bank Corp. 2.470%, 10/18/19	1,000,000	1,000,127
Cooperative Rabobank UA 2.439%, 3M LIBOR + 0.150%, 01/08/20 (h)	5,000,000	5,000,095
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (h)	3,000,000	3,000,429
Credit Industriel et Commercial
2.227%, 1M LIBOR + 0.160%, 03/05/20 (h)	4,000,000	3,998,996
2.393%, 3M LIBOR + 0.090%, 10/15/19 (h)	3,000,000	3,000,315
DZ Bank AG
Zero Coupon, 10/18/19	1,987,960	1,997,900
Zero Coupon, 03/17/20	6,430,764	6,437,535
KBC Bank NV Zero Coupon, 10/25/19	3,948,000	3,994,619
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 11/18/19	2,982,865	2,991,540
Mizuho Bank, Ltd.
Zero Coupon, 10/23/19	1,988,162	1,997,320
2.174%, 1M LIBOR + 0.120%, 11/27/19 (h)	5,000,000	4,999,905
MUFG Bank Ltd. 2.216%, 1M LIBOR + 0.170%, 02/24/20 (h)	5,000,000	4,999,485
Societe Generale
2.180%, FEDEFF PRV + 0.350%, 06/19/20 (h)	2,000,000	1,999,706
2.337%, 1M LIBOR + 0.280%, 06/19/20 (h)	2,000,000	2,002,364
Standard Chartered Bank 2.180%, FEDEFF PRV + 0.350%, 02/26/20 (h)	6,000,000	5,999,970
Sumitomo Mitsui Banking Corp.
2.172%, 1M LIBOR + 0.130%, 12/09/19 (h)	2,000,000	1,999,740
2.216%, 1M LIBOR + 0.170%, 01/21/20 (h)	2,000,000	1,999,972
2.234%, 1M LIBOR + 0.180%, 01/27/20 (h)	4,000,000	3,999,724
Sumitomo Mitsui Trust Bank, Ltd. 2.184%, 1M LIBOR + 0.140%, 11/20/19 (h)	3,000,000	2,999,940
Sumitomo Mitsui Trust International, Ltd. Zero Coupon, 10/17/19	1,973,515	1,998,020
Svenska Handelsbanken AB
2.247%, 1M LIBOR + 0.180%, 06/05/20 (h)	2,000,000	1,999,060
2.266%, 1M LIBOR + 0.220%, 07/22/20 (h)	3,000,000	2,999,076
2.344%, 1M LIBOR + 0.300%, 10/31/19 (h)	2,000,000	2,000,288
Toronto-Dominion Bank 2.180%, FEDEFF PRV + 0.350%, 07/31/20 (h)	2,000,000	1,998,818
Wells Fargo Bank N.A.
2.180%, FEDEFF PRV + 0.350%, 08/20/20 (h)	5,000,000	5,000,000
2.477%, 3M LIBOR + 0.210%, 10/25/19 (h)	1,520,000	1,520,354
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (h)	5,000,000	4,999,982

		110,930,647

Commercial Paper—2.9%
Bank of China, Ltd. 2.470%, 10/11/19	1,988,336	1,998,578
China Construction Bank Corp. 2.470%, 10/17/19	2,981,475	2,996,763
Industrial & Commercial Bank of China, Corp.
2.470%, 10/25/19	1,987,376	1,997,272
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (h)	4,000,000	4,000,648
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (h)	2,000,000	2,000,056
Toronto-Dominion Bank 2.417%, 1M LIBOR + 0.350%, 11/05/19 (h)	2,000,000	2,000,298
UBS AG 2.286%, 1M LIBOR + 0.240%, 01/27/20 (h)	10,000,000	10,000,000

		24,993,615

Repurchase Agreements—4.2%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $3,000,160; collateralized by various Common Stock with an aggregate market value of $3,300,001.	3,000,000	3,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $3,520,304; collateralized by various Common Stock with an aggregate market value of $3,850,001.	3,500,000	3,500,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $12,577,625; collateralized by various Common Stock with an aggregate market value of $13,751,411.	12,500,000	12,500,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $2,004,219; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $1,002,110; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $1,149,093; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $1,172,016.	1,149,035	1,149,035
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $400,022; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $445,201.	400,000	400,000

BHFTII-212

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $1,000,055; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,111,062.	1,000,000	$1,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $1,900,739; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,111,018.	1,900,000	1,900,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $10,003,889; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $11,110,619.	10,000,000	10,000,000

		36,449,035

Total Securities Lending Reinvestments (Cost $172,374,207)		172,373,297

Total Investments—119.9% (Cost $839,685,404)		1,032,510,362
Other assets and liabilities (net)—(19.9)%		(171,722,759)

Net Assets—100.0%		$860,787,603

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $182,075,607 and the collateral received consisted of cash in the amount of $172,267,157 and non-cash collateral with a value of $14,797,761. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, these securities represent 0.05% of net assets.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2019, the market value of securities pledged was $2,790,919.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(h)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
Russell 2000 Index E-Mini Futures	12/20/19	178	USD	13,572,500	$(524,899)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTII-213

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$11,298,991	$—	$—	$11,298,991
Air Freight & Logistics	2,471,749	—	—	2,471,749
Airlines	3,571,727	—	—	3,571,727
Auto Components	9,200,124	—	—	9,200,124
Automobiles	528,962	—	—	528,962
Banks	81,341,131	—	—	81,341,131
Beverages	2,795,121	—	—	2,795,121
Biotechnology	57,992,356	—	—	57,992,356
Building Products	12,894,356	—	—	12,894,356
Capital Markets	12,411,887	—	—	12,411,887
Chemicals	16,168,751	—	—	16,168,751
Commercial Services & Supplies	24,072,229	—	—	24,072,229
Communications Equipment	9,161,340	—	—	9,161,340
Construction & Engineering	9,412,642	—	—	9,412,642
Construction Materials	1,444,975	—	—	1,444,975
Consumer Finance	5,285,288	—	—	5,285,288
Containers & Packaging	946,180	—	—	946,180
Distributors	864,134	—	—	864,134
Diversified Consumer Services	8,386,946	—	—	8,386,946
Diversified Financial Services	1,691,902	—	—	1,691,902
Diversified Telecommunication Services	5,051,929	—	—	5,051,929
Electric Utilities	9,130,483	—	—	9,130,483
Electrical Equipment	8,288,605	—	—	8,288,605
Electronic Equipment, Instruments & Components	21,435,256	—	—	21,435,256
Energy Equipment & Services	8,507,464	—	—	8,507,464
Entertainment	2,211,164	—	—	2,211,164
Equity Real Estate Investment Trusts	63,723,244	—	—	63,723,244
Food & Staples Retailing	5,837,478	—	—	5,837,478
Food Products	10,754,016	—	—	10,754,016
Gas Utilities	10,889,869	—	—	10,889,869
Health Care Equipment & Supplies	32,405,972	—	—	32,405,972
Health Care Providers & Services	17,143,798	—	—	17,143,798
Health Care Technology	9,178,058	—	—	9,178,058
Hotels, Restaurants & Leisure	22,502,537	—	—	22,502,537
Household Durables	15,822,588	—	—	15,822,588
Household Products	1,727,377	—	—	1,727,377
Independent Power and Renewable Electricity Producers	4,007,428	—	—	4,007,428
Industrial Conglomerates	531,947	—	—	531,947
Insurance	20,288,273	—	—	20,288,273
Interactive Media & Services	3,565,948	—	—	3,565,948
Internet & Direct Marketing Retail	2,963,449	—	—	2,963,449

BHFTII-214

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
IT Services	$18,949,901	$—	$—	$18,949,901
Leisure Products	2,937,221	—	—	2,937,221
Life Sciences Tools & Services	6,047,297	—	—	6,047,297
Machinery	32,481,600	—	—	32,481,600
Marine	984,975	—	—	984,975
Media	7,625,882	—	—	7,625,882
Metals & Mining	9,794,362	—	0	9,794,362
Mortgage Real Estate Investment Trusts	11,490,288	—	—	11,490,288
Multi-Utilities	5,444,939	—	—	5,444,939
Multiline Retail	757,265	—	—	757,265
Oil, Gas & Consumable Fuels	18,930,742	—	—	18,930,742
Paper & Forest Products	3,667,805	—	—	3,667,805
Personal Products	2,622,043	—	—	2,622,043
Pharmaceuticals	11,583,353	—	—	11,583,353
Professional Services	13,892,992	—	—	13,892,992
Real Estate Management & Development	5,248,442	—	—	5,248,442
Road & Rail	4,268,843	—	—	4,268,843
Semiconductors & Semiconductor Equipment	21,311,318	—	—	21,311,318
Software	38,914,050	—	—	38,914,050
Specialty Retail	20,476,302	—	—	20,476,302
Technology Hardware, Storage & Peripherals	1,426,648	—	—	1,426,648
Textiles, Apparel & Luxury Goods	7,435,188	—	—	7,435,188
Thrifts & Mortgage Finance	18,302,181	—	—	18,302,181
Tobacco	1,341,023	—	—	1,341,023
Trading Companies & Distributors	11,338,755	—	—	11,338,755
Water Utilities	4,885,377	—	—	4,885,377
Wireless Telecommunication Services	1,067,756	—	—	1,067,756
Total Common Stocks	831,134,222	—	0	831,134,222
Total Mutual Fund*	13,832,476	—	—	13,832,476
Rights
Biotechnology	—	—	37,094	37,094
Chemicals	—	5,501	—	5,501
Total Rights	—	5,501	37,094	42,595
Total Short-Term Investments*	—	15,127,772	—	15,127,772
Total Securities Lending Reinvestments*	—	172,373,297	—	172,373,297
Total Investments	$844,966,698	$187,506,570	$37,094	$1,032,510,362

Collateral for Securities Loaned (Liability)	$—	$(172,267,157)	$—	$(172,267,157)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(524,899)	$—	$—	$(524,899)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2019 is not presented.

BHFTII-215

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
Arconic, Inc.	105,416	$2,740,816
Boeing Co. (The)	145,478	55,350,015
General Dynamics Corp.	63,670	11,634,419
Huntington Ingalls Industries, Inc.	11,249	2,382,426
L3Harris Technologies, Inc.	60,763	12,677,592
Lockheed Martin Corp.	67,629	26,379,368
Northrop Grumman Corp.	42,822	16,049,257
Raytheon Co.	75,789	14,869,044
Textron, Inc.	62,625	3,066,120
TransDigm Group, Inc.	13,509	7,033,731
United Technologies Corp.	220,742	30,135,698

		182,318,486

Air Freight & Logistics—0.6%
C.H. Robinson Worldwide, Inc. (a)	36,841	3,123,380
Expeditors International of Washington, Inc.	46,459	3,451,439
FedEx Corp.	65,312	9,507,468
United Parcel Service, Inc. - Class B	190,042	22,770,832

		38,853,119

Airlines—0.4%
Alaska Air Group, Inc. (a)	33,546	2,177,471
American Airlines Group, Inc. (a)	107,845	2,908,580
Delta Air Lines, Inc.	157,479	9,070,790
Southwest Airlines Co.	131,650	7,110,416
United Airlines Holdings, Inc. (a) (b)	60,129	5,316,005

		26,583,262

Auto Components—0.1%
Aptiv plc (a)	69,719	6,094,835
BorgWarner, Inc. (a)	56,200	2,061,416

		8,156,251

Automobiles—0.3%
Ford Motor Co.	1,066,501	9,769,149
General Motors Co.	341,912	12,814,862
Harley-Davidson, Inc. (a)	42,652	1,534,192

		24,118,203

Banks—5.4%
Bank of America Corp.	2,279,817	66,502,262
BB&T Corp.	208,501	11,127,698
Citigroup, Inc.	614,772	42,468,450
Citizens Financial Group, Inc.	121,668	4,303,397
Comerica, Inc.	40,646	2,682,229
Fifth Third Bancorp	198,792	5,442,925
First Republic Bank (a)	45,779	4,426,829
Huntington Bancshares, Inc.	282,434	4,030,333
JPMorgan Chase & Co.	870,153	102,408,307
KeyCorp (a)	273,023	4,870,730
M&T Bank Corp.	36,376	5,746,317
People’s United Financial, Inc. (a)	108,514	1,696,616
PNC Financial Services Group, Inc. (The)	121,171	16,983,327
Regions Financial Corp.	271,530	4,295,605

Banks—(Continued)
SunTrust Banks, Inc.	120,811	8,311,797
SVB Financial Group (b)	14,026	2,930,733
U.S. Bancorp	390,244	21,596,103
Wells Fargo & Co.	1,091,147	55,037,455
Zions Bancorp N.A. (a)	48,158	2,143,994

		367,005,107

Beverages—1.9%
Brown-Forman Corp. - Class B (a)	49,532	3,109,619
Coca-Cola Co. (The)	1,047,297	57,014,849
Constellation Brands, Inc. - Class A (a)	45,512	9,433,727
Molson Coors Brewing Co. - Class B (a)	51,121	2,939,458
Monster Beverage Corp. (b)	105,279	6,112,499
PepsiCo, Inc.	380,493	52,165,590

		130,775,742

Biotechnology—2.1%
AbbVie, Inc. (a)	402,349	30,465,866
Alexion Pharmaceuticals, Inc. (b)	61,020	5,976,299
Amgen, Inc.	163,201	31,581,026
Biogen, Inc. (b)	50,195	11,686,400
Celgene Corp. (b)	192,874	19,152,388
Gilead Sciences, Inc. (a)	344,648	21,843,790
Incyte Corp. (b)	48,577	3,605,871
Regeneron Pharmaceuticals, Inc. (b)	21,746	6,032,340
Vertex Pharmaceuticals, Inc. (b)	69,949	11,850,760

		142,194,740

Building Products—0.3%
A.O. Smith Corp. (a)	37,650	1,796,282
Allegion plc (a)	25,411	2,633,850
Fortune Brands Home & Security, Inc.	38,066	2,082,210
Johnson Controls International plc (a)	216,541	9,503,985
Masco Corp. (a)	78,771	3,283,175

		19,299,502

Capital Markets—2.6%
Affiliated Managers Group, Inc. (a)	13,781	1,148,646
Ameriprise Financial, Inc.	35,615	5,238,967
Bank of New York Mellon Corp. (The)	233,444	10,554,003
BlackRock, Inc.	31,970	14,247,111
Cboe Global Markets, Inc.	30,393	3,492,460
Charles Schwab Corp. (The)	316,601	13,243,420
CME Group, Inc.	97,450	20,595,083
E*Trade Financial Corp.	65,262	2,851,297
Franklin Resources, Inc. (a)	76,757	2,215,207
Goldman Sachs Group, Inc. (The)	88,066	18,249,917
Intercontinental Exchange, Inc.	152,509	14,072,005
Invesco, Ltd. (a)	104,835	1,775,905
MarketAxess Holdings, Inc.	10,275	3,365,063
Moody’s Corp.	44,280	9,069,872
Morgan Stanley	341,831	14,585,929
MSCI, Inc. (a)	23,050	5,019,138
Nasdaq, Inc.	31,372	3,116,808

BHFTII-216

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
Northern Trust Corp. (a)	58,479	$5,457,260
Raymond James Financial, Inc.	33,628	2,772,965
S&P Global, Inc.	67,027	16,420,274
State Street Corp.	101,392	6,001,392
T. Rowe Price Group, Inc.	64,106	7,324,111

		180,816,833

Chemicals—1.9%
Air Products & Chemicals, Inc.	59,967	13,304,279
Albemarle Corp. (a)	28,842	2,005,096
Celanese Corp.	33,674	4,117,993
CF Industries Holdings, Inc.	59,414	2,923,169
Corteva, Inc. (a)	203,801	5,706,428
Dow, Inc.	202,255	9,637,451
DuPont de Nemours, Inc.	202,872	14,466,802
Eastman Chemical Co.	37,281	2,752,456
Ecolab, Inc.	68,128	13,492,069
FMC Corp.	35,495	3,112,202
International Flavors & Fragrances, Inc. (a)	29,057	3,565,003
Linde plc	147,115	28,499,118
LyondellBasell Industries NV - Class A	70,249	6,285,178
Mosaic Co. (The) (a)	96,607	1,980,444
PPG Industries, Inc.	64,304	7,620,667
Sherwin-Williams Co. (The) (a)	22,345	12,286,845

		131,755,200

Commercial Services & Supplies—0.4%
Cintas Corp.	22,591	6,056,647
Copart, Inc. (b)	54,868	4,407,546
Republic Services, Inc.	57,610	4,986,146
Rollins, Inc. (a)	38,322	1,305,631
Waste Management, Inc.	106,213	12,214,495

		28,970,465

Communications Equipment—1.1%
Arista Networks, Inc. (a) (b)	14,809	3,538,166
Cisco Systems, Inc. (a)	1,155,299	57,083,324
F5 Networks, Inc. (b)	16,364	2,297,833
Juniper Networks, Inc.	94,109	2,329,198
Motorola Solutions, Inc. (a)	45,054	7,677,652

		72,926,173

Construction & Engineering—0.1%
Jacobs Engineering Group, Inc. (a)	36,874	3,373,971
Quanta Services, Inc. (a)	38,692	1,462,558

		4,836,529

Construction Materials—0.1%
Martin Marietta Materials, Inc. (a)	16,992	4,657,507
Vulcan Materials Co. (a)	36,000	5,444,640

		10,102,147

Consumer Finance—0.7%
American Express Co.	185,143	21,898,714
Capital One Financial Corp. (a)	127,995	11,644,985
Discover Financial Services	86,605	7,022,800
Synchrony Financial	166,102	5,662,417

		46,228,916

Containers & Packaging—0.4%
AMCOR plc	442,088	4,310,358
Avery Dennison Corp. (a)	22,912	2,602,116
Ball Corp.	90,350	6,578,383
International Paper Co. (a)	106,905	4,470,767
Packaging Corp. of America (a)	25,761	2,733,242
Sealed Air Corp. (a)	42,052	1,745,579
WestRock Co.	70,032	2,552,666

		24,993,111

Distributors—0.1%
Genuine Parts Co.	39,753	3,959,001
LKQ Corp. (b)	83,873	2,637,806

		6,596,807

Diversified Consumer Services—0.0%
H&R Block, Inc. (a)	54,623	1,290,195

Diversified Financial Services—1.6%
Berkshire Hathaway, Inc. - Class B (b)	533,620	111,003,632

Diversified Telecommunication Services—2.1%
AT&T, Inc. (a)	1,988,502	75,244,916
CenturyLink, Inc. (a)	267,154	3,334,082
Verizon Communications, Inc.	1,125,557	67,938,620

		146,517,618

Electric Utilities—2.2%
Alliant Energy Corp.	64,638	3,485,927
American Electric Power Co., Inc.	134,379	12,589,969
Duke Energy Corp.	198,279	19,007,025
Edison International (a)	97,449	7,349,604
Entergy Corp.	54,109	6,350,232
Evergy, Inc.	64,079	4,265,098
Eversource Energy (a)	88,064	7,526,830
Exelon Corp.	264,403	12,773,309
FirstEnergy Corp.	146,950	7,087,398
NextEra Energy, Inc.	133,007	30,989,301
Pinnacle West Capital Corp.	30,562	2,966,653
PPL Corp. (a)	196,549	6,189,328
Southern Co. (The) (a)	284,445	17,570,168
Xcel Energy, Inc. (a)	142,700	9,259,803

		147,410,645

Electrical Equipment—0.5%
AMETEK, Inc.	62,141	5,705,787
Eaton Corp. plc	114,297	9,503,795
Emerson Electric Co.	167,391	11,191,762

BHFTII-217

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—(Continued)
Rockwell Automation, Inc. (a)	31,842	$5,247,562

		31,648,906

Electronic Equipment, Instruments & Components—0.5%
Amphenol Corp. - Class A	80,946	7,811,289
CDW Corp.	39,382	4,853,438
Corning, Inc. (a)	212,502	6,060,557
FLIR Systems, Inc.	36,903	1,940,729
IPG Photonics Corp. (a) (b)	9,700	1,315,320
Keysight Technologies, Inc. (b)	51,047	4,964,321
TE Connectivity, Ltd.	91,420	8,518,515

		35,464,169

Energy Equipment & Services—0.4%
Baker Hughes a GE Co.	176,654	4,098,373
Halliburton Co. (a)	238,373	4,493,331
Helmerich & Payne, Inc.	29,781	1,193,325
National Oilwell Varco, Inc. (a)	105,016	2,226,339
Schlumberger, Ltd.	376,366	12,860,426
TechnipFMC plc	114,213	2,757,102

		27,628,896

Entertainment—1.8%
Activision Blizzard, Inc. (a)	208,735	11,046,256
Electronic Arts, Inc. (b)	80,200	7,845,164
Netflix, Inc. (b)	119,151	31,887,190
Take-Two Interactive Software, Inc. (b)	30,800	3,860,472
Viacom, Inc. - Class B	96,326	2,314,714
Walt Disney Co. (The)	490,221	63,885,601

		120,839,397

Equity Real Estate Investment Trusts—3.1%
Alexandria Real Estate Equities, Inc.	30,865	4,754,445
American Tower Corp.	120,471	26,639,752
Apartment Investment & Management Co. - Class A (a)	40,516	2,112,504
AvalonBay Communities, Inc.	38,006	8,183,832
Boston Properties, Inc.	39,119	5,072,170
Crown Castle International Corp.	113,142	15,727,869
Digital Realty Trust, Inc. (a)	56,698	7,359,967
Duke Realty Corp.	98,362	3,341,357
Equinix, Inc.	23,083	13,314,274
Equity Residential (a)	94,867	8,183,227
Essex Property Trust, Inc.	17,887	5,842,789
Extra Space Storage, Inc. (a)	34,974	4,085,663
Federal Realty Investment Trust	18,970	2,582,576
HCP, Inc.	133,649	4,761,914
Host Hotels & Resorts, Inc.	198,633	3,434,365
Iron Mountain, Inc. (a)	78,132	2,530,696
Kimco Realty Corp. (a)	114,868	2,398,444
Macerich Co. (The) (a)	29,985	947,226
Mid-America Apartment Communities, Inc.	31,035	4,034,860
Prologis, Inc.	171,753	14,636,791
Public Storage	40,863	10,022,468
Realty Income Corp. (a)	86,601	6,640,565
Regency Centers Corp. (a)	45,598	3,168,605

Equity Real Estate Investment Trusts—(Continued)
SBA Communications Corp.	30,780	7,422,597
Simon Property Group, Inc.	83,822	13,046,894
SL Green Realty Corp.	22,428	1,833,489
UDR, Inc.	79,693	3,863,517
Ventas, Inc.	101,394	7,404,804
Vornado Realty Trust	43,099	2,744,113
Welltower, Inc.	110,282	9,997,063
Weyerhaeuser Co. (a)	202,722	5,615,399

		211,704,235

Food & Staples Retailing—1.6%
Costco Wholesale Corp.	119,683	34,481,869
Kroger Co. (The)	217,382	5,604,108
Sysco Corp.	139,654	11,088,528
Walgreens Boots Alliance, Inc.	206,453	11,418,915
Walmart, Inc. (a)	387,017	45,931,178

		108,524,598

Food Products—1.2%
Archer-Daniels-Midland Co. (a)	151,573	6,225,103
Campbell Soup Co. (a)	45,894	2,153,346
Conagra Brands, Inc. (a)	132,422	4,062,707
General Mills, Inc.	164,232	9,052,468
Hershey Co. (The)	40,539	6,283,140
Hormel Foods Corp. (a)	75,562	3,304,326
J.M. Smucker Co. (The) (a)	31,036	3,414,581
Kellogg Co.	67,669	4,354,500
Kraft Heinz Co. (The)	169,322	4,730,010
Lamb Weston Holdings, Inc.	39,643	2,882,839
McCormick & Co., Inc.	33,486	5,233,862
Mondelez International, Inc. - Class A	392,462	21,710,998
Tyson Foods, Inc. - Class A	80,192	6,907,739

		80,315,619

Gas Utilities—0.1%
Atmos Energy Corp.	32,167	3,663,500

Health Care Equipment & Supplies—3.6%
Abbott Laboratories	480,973	40,243,011
ABIOMED, Inc. (a) (b)	12,349	2,196,764
Align Technology, Inc. (a) (b)	19,780	3,578,598
Baxter International, Inc.	138,941	12,153,169
Becton Dickinson & Co.	73,465	18,583,706
Boston Scientific Corp. (b)	379,079	15,424,725
Cooper Cos., Inc. (The)	13,491	4,006,827
Danaher Corp.	173,748	25,094,424
DENTSPLY SIRONA, Inc.	61,008	3,252,336
Edwards Lifesciences Corp. (b)	56,596	12,446,026
Hologic, Inc. (b)	72,743	3,672,794
IDEXX Laboratories, Inc. (b)	23,428	6,370,776
Intuitive Surgical, Inc. (a) (b)	31,365	16,934,904
Medtronic plc	365,117	39,659,009
ResMed, Inc.	39,098	5,282,531
Stryker Corp.	87,321	18,887,532
Teleflex, Inc.	12,582	4,274,735

BHFTII-218

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Varian Medical Systems, Inc. (b)	24,781	$2,951,169
Zimmer Biomet Holdings, Inc.	55,874	7,669,824

		242,682,860

Health Care Providers & Services—2.4%
AmerisourceBergen Corp.	41,386	3,407,309
Anthem, Inc.	69,617	16,715,042
Cardinal Health, Inc.	81,133	3,828,666
Centene Corp. (a) (b)	112,557	4,869,216
Cigna Corp. (b)	102,761	15,598,092
CVS Health Corp.	353,912	22,321,230
DaVita, Inc. (b)	26,351	1,503,852
HCA Healthcare, Inc.	72,379	8,715,879
Henry Schein, Inc. (a) (b)	40,346	2,561,971
Humana, Inc.	36,763	9,399,196
Laboratory Corp. of America Holdings (a) (b)	26,588	4,466,784
McKesson Corp.	50,319	6,876,595
Quest Diagnostics, Inc.	36,648	3,922,435
UnitedHealth Group, Inc.	257,899	56,046,611
Universal Health Services, Inc. - Class B	22,106	3,288,267
WellCare Health Plans, Inc. (b)	13,692	3,548,556

		167,069,701

Health Care Technology—0.1%
Cerner Corp. (a)	86,646	5,906,658

Hotels, Restaurants & Leisure—1.9%
Carnival Corp.	108,965	4,762,860
Chipotle Mexican Grill, Inc. (b)	6,941	5,833,702
Darden Restaurants, Inc. (a)	33,423	3,951,267
Hilton Worldwide Holdings, Inc.	78,063	7,268,446
Marriott International, Inc. - Class A	74,393	9,252,257
McDonald’s Corp.	206,673	44,374,760
MGM Resorts International	141,899	3,933,440
Norwegian Cruise Line Holdings, Ltd. (b)	58,671	3,037,398
Royal Caribbean Cruises, Ltd.	46,764	5,065,944
Starbucks Corp.	325,747	28,802,550
Wynn Resorts, Ltd.	26,357	2,865,533
Yum! Brands, Inc.	82,807	9,392,798

		128,540,955

Household Durables—0.4%
DR Horton, Inc. (a)	91,583	4,827,340
Garmin, Ltd.	39,317	3,329,757
Leggett & Platt, Inc. (a)	35,777	1,464,710
Lennar Corp. - Class A	77,396	4,322,566
Mohawk Industries, Inc. (a) (b)	16,297	2,021,969
Newell Brands, Inc.	103,700	1,941,264
NVR, Inc. (b)	935	3,475,722
PulteGroup, Inc.	70,147	2,563,873
Whirlpool Corp.	17,288	2,737,728

		26,684,929

Household Products—1.8%
Church & Dwight Co., Inc.	67,243	5,059,363

Household Products—(Continued)
Clorox Co. (The) (a)	34,219	5,196,840
Colgate-Palmolive Co.	233,494	17,164,144
Kimberly-Clark Corp. (a)	93,669	13,305,681
Procter & Gamble Co. (The)	681,058	84,709,994

		125,436,022

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	180,657	2,951,936
NRG Energy, Inc.	68,847	2,726,341

		5,678,277

Industrial Conglomerates—1.3%
3M Co.	156,555	25,737,642
General Electric Co.	2,374,956	21,232,106
Honeywell International, Inc.	195,805	33,130,206
Roper Technologies, Inc.	28,303	10,092,850

		90,192,804

Insurance—2.4%
Aflac, Inc.	201,485	10,541,695
Allstate Corp. (The)	89,585	9,736,098
American International Group, Inc.	236,733	13,186,028
Aon plc (a)	64,181	12,423,516
Arthur J. Gallagher & Co.	50,636	4,535,467
Assurant, Inc. (a)	16,636	2,093,142
Chubb, Ltd.	124,026	20,022,757
Cincinnati Financial Corp. (a)	41,338	4,822,905
Everest Re Group, Ltd.	11,087	2,950,140
Globe Life, Inc. (b)	27,315	2,615,684
Hartford Financial Services Group, Inc. (The)	98,399	5,963,963
Lincoln National Corp.	54,479	3,286,173
Loews Corp. (a)	70,768	3,643,137
Marsh & McLennan Cos., Inc.	137,786	13,785,489
MetLife, Inc. (a) (c)	216,615	10,215,563
Principal Financial Group, Inc.	70,559	4,031,741
Progressive Corp. (The)	159,104	12,290,784
Prudential Financial, Inc.	109,399	9,840,440
Travelers Cos., Inc. (The)	70,861	10,536,322
Unum Group	56,776	1,687,383
Willis Towers Watson plc (a)	35,104	6,774,019

		164,982,446

Interactive Media & Services—4.8%
Alphabet, Inc. - Class A (b)	81,514	99,540,006
Alphabet, Inc. - Class C (b) (d)	82,237	100,246,903
Facebook, Inc. - Class A (b)	654,686	116,586,483
TripAdvisor, Inc. (a) (b)	28,572	1,105,165
Twitter, Inc. (b)	210,366	8,667,079

		326,145,636

Internet & Direct Marketing Retail—3.4%
Amazon.com, Inc. (b)	113,076	196,289,759
Booking Holdings, Inc. (b)	11,570	22,707,398
eBay, Inc.	214,562	8,363,627

BHFTII-219

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet & Direct Marketing Retail—(Continued)
Expedia Group, Inc.	38,057	$5,115,241

		232,476,025

IT Services—5.4%
Accenture plc - Class A	173,390	33,351,566
Akamai Technologies, Inc. (a) (b)	44,897	4,102,688
Alliance Data Systems Corp.	11,148	1,428,393
Automatic Data Processing, Inc.	118,092	19,062,411
Broadridge Financial Solutions, Inc. (a)	31,100	3,869,773
Cognizant Technology Solutions Corp. - Class A	150,298	9,057,709
DXC Technology Co.	71,289	2,103,026
Fidelity National Information Services, Inc.	166,941	22,163,087
Fiserv, Inc. (b)	155,340	16,091,671
FleetCor Technologies, Inc. (b)	23,559	6,756,250
Gartner, Inc. (a) (b)	24,530	3,507,545
Global Payments, Inc.	81,652	12,982,668
International Business Machines Corp. (a)	241,079	35,057,708
Jack Henry & Associates, Inc. (a)	20,954	3,058,655
Leidos Holdings, Inc.	36,787	3,159,268
MasterCard, Inc. - Class A	242,955	65,979,289
Paychex, Inc. (a)	87,034	7,203,804
PayPal Holdings, Inc. (b)	320,216	33,171,175
VeriSign, Inc. (b)	28,348	5,347,283
Visa, Inc. - Class A (a)	469,972	80,839,884
Western Union Co. (The) (a)	115,356	2,672,799

		370,966,652

Leisure Products—0.1%
Hasbro, Inc.	31,940	3,790,959

Life Sciences Tools & Services—1.0%
Agilent Technologies, Inc.	84,217	6,453,549
Illumina, Inc. (b)	40,004	12,170,017
IQVIA Holdings, Inc. (b)	49,578	7,405,961
Mettler-Toledo International, Inc. (b)	6,697	4,717,367
PerkinElmer, Inc. (a)	30,227	2,574,433
Thermo Fisher Scientific, Inc.	108,984	31,743,770
Waters Corp. (a) (b)	18,168	4,055,643

		69,120,740

Machinery—1.6%
Caterpillar, Inc.	153,101	19,338,187
Cummins, Inc.	42,939	6,984,887
Deere & Co.	85,689	14,454,020
Dover Corp.	39,579	3,940,485
Flowserve Corp. (a)	35,696	1,667,360
Fortive Corp.	80,353	5,509,002
IDEX Corp.	20,641	3,382,647
Illinois Tool Works, Inc. (a)	80,108	12,536,101
Ingersoll-Rand plc	65,742	8,100,072
PACCAR, Inc.	94,259	6,599,073
Parker-Hannifin Corp.	34,954	6,313,042
Pentair plc	45,732	1,728,670
Snap-on, Inc. (a)	15,025	2,352,013
Stanley Black & Decker, Inc.	41,295	5,963,411

Machinery—(Continued)
Wabtec Corp. (a)	49,559	3,561,310
Xylem, Inc.	48,992	3,900,743

		106,331,023

Media—1.4%
CBS Corp. - Class B	89,052	3,595,029
Charter Communications, Inc. - Class A (b)	43,999	18,132,868
Comcast Corp. - Class A	1,234,287	55,641,658
Discovery, Inc. - Class A (a) (b)	43,007	1,145,276
Discovery, Inc. - Class C (b)	94,419	2,324,596
DISH Network Corp. - Class A (a) (b)	65,472	2,230,631
Fox Corp. - Class A (a)	96,454	3,041,677
Fox Corp. - Class B	44,185	1,393,595
Interpublic Group of Cos., Inc. (The)	105,377	2,271,928
News Corp. - Class A (a)	104,948	1,460,876
News Corp. - Class B	33,139	473,722
Omnicom Group, Inc. (a)	59,196	4,635,047

		96,346,903

Metals & Mining—0.2%
Freeport-McMoRan, Inc.	394,840	3,778,619
Newmont Goldcorp Corp.	223,123	8,460,824
Nucor Corp. (a)	82,500	4,200,075

		16,439,518

Multi-Utilities—1.1%
Ameren Corp.	66,892	5,354,704
CenterPoint Energy, Inc.	136,672	4,124,761
CMS Energy Corp.	77,228	4,938,731
Consolidated Edison, Inc.	90,388	8,538,954
Dominion Energy, Inc.	223,673	18,126,460
DTE Energy Co. (a)	49,883	6,632,444
NiSource, Inc.	101,601	3,039,902
Public Service Enterprise Group, Inc.	137,602	8,542,332
Sempra Energy	74,715	11,028,681
WEC Energy Group, Inc.	85,841	8,163,479

		78,490,448

Multiline Retail—0.5%
Dollar General Corp.	69,958	11,119,124
Dollar Tree, Inc. (b)	64,394	7,351,219
Kohl’s Corp. (a)	43,304	2,150,477
Macy’s, Inc. (a)	84,067	1,306,401
Nordstrom, Inc. (a)	29,089	979,427
Target Corp.	139,042	14,864,980

		37,771,628

Oil, Gas & Consumable Fuels—4.1%
Apache Corp. (a)	102,312	2,619,187
Cabot Oil & Gas Corp.	113,859	2,000,503
Chevron Corp. (a)	516,629	61,272,199
Cimarex Energy Co. (a)	27,610	1,323,623
Concho Resources, Inc.	54,720	3,715,488
ConocoPhillips	302,110	17,214,228
Devon Energy Corp.	109,997	2,646,528

BHFTII-220

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Diamondback Energy, Inc.	44,370	$3,989,307
EOG Resources, Inc.	157,936	11,722,010
Exxon Mobil Corp.	1,151,439	81,303,108
Hess Corp. (a)	70,431	4,259,667
HollyFrontier Corp.	41,204	2,210,183
Kinder Morgan, Inc. (a)	529,815	10,919,487
Marathon Oil Corp.	218,809	2,684,786
Marathon Petroleum Corp.	179,152	10,883,484
Noble Energy, Inc. (a)	130,150	2,923,169
Occidental Petroleum Corp.	243,420	10,824,887
ONEOK, Inc.	112,383	8,281,503
Phillips 66	122,064	12,499,354
Pioneer Natural Resources Co.	45,486	5,720,774
Valero Energy Corp. (a)	112,774	9,612,856
Williams Cos., Inc. (The) (a)	329,835	7,935,830

		276,562,161

Personal Products—0.2%
Coty, Inc. - Class A	80,045	841,273
Estee Lauder Cos., Inc. (The) - Class A	60,202	11,977,188

		12,818,461

Pharmaceuticals—4.3%
Allergan plc	89,270	15,023,248
Bristol-Myers Squibb Co. (a)	445,152	22,573,658
Eli Lilly & Co.	231,202	25,855,320
Johnson & Johnson	718,214	92,922,527
Merck & Co., Inc.	696,772	58,654,267
Mylan NV (b)	140,387	2,776,855
Nektar Therapeutics (a) (b)	47,698	868,819
Perrigo Co. plc (a)	37,025	2,069,327
Pfizer, Inc.	1,505,201	54,081,872
Zoetis, Inc.	129,961	16,191,841

		291,017,734

Professional Services—0.3%
Equifax, Inc.	32,897	4,627,621
IHS Markit, Ltd. (b)	109,154	7,300,219
Nielsen Holdings plc (a)	96,791	2,056,809
Robert Half International, Inc.	31,992	1,780,675
Verisk Analytics, Inc.	44,496	7,036,597

		22,801,921

Real Estate Management & Development—0.1%
CBRE Group, Inc. - Class A (b)	91,529	4,851,952

Road & Rail—1.0%
CSX Corp.	217,212	15,046,275
J.B. Hunt Transport Services, Inc. (a)	23,244	2,571,949
Kansas City Southern (a)	27,373	3,640,883
Norfolk Southern Corp.	71,683	12,878,568
Union Pacific Corp.	191,728	31,056,101

		65,193,776

Semiconductors & Semiconductor Equipment—3.9%
Advanced Micro Devices, Inc. (b)	295,416	8,564,110
Analog Devices, Inc.	100,529	11,232,105
Applied Materials, Inc.	251,387	12,544,211
Broadcom, Inc.	108,331	29,906,939
Intel Corp.	1,205,565	62,122,764
KLA Corp.	43,339	6,910,404
Lam Research Corp.	39,333	9,090,250
Maxim Integrated Products, Inc.	73,823	4,275,090
Microchip Technology, Inc. (a)	64,780	6,018,710
Micron Technology, Inc. (b)	300,385	12,871,497
NVIDIA Corp.	165,731	28,848,795
Qorvo, Inc. (b)	32,053	2,376,409
QUALCOMM, Inc. (a)	330,825	25,235,331
Skyworks Solutions, Inc.	46,726	3,703,036
Texas Instruments, Inc.	254,072	32,836,265
Xilinx, Inc.	68,743	6,592,454

		263,128,370

Software—6.6%
Adobe, Inc. (b)	132,106	36,494,283
ANSYS, Inc. (b)	22,887	5,066,266
Autodesk, Inc. (b)	59,758	8,826,257
Cadence Design Systems, Inc. (b)	76,239	5,037,873
Citrix Systems, Inc.	33,486	3,232,069
Fortinet, Inc. (b)	38,622	2,964,625
Intuit, Inc.	70,776	18,822,169
Microsoft Corp.	2,077,875	288,886,961
Oracle Corp. (a)	599,147	32,971,059
Salesforce.com, Inc. (b)	238,664	35,427,284
Symantec Corp.	154,734	3,656,364
Synopsys, Inc. (b)	40,899	5,613,388

		446,998,598

Specialty Retail—2.3%
Advance Auto Parts, Inc. (a)	19,427	3,213,226
AutoZone, Inc. (b)	6,676	7,240,923
Best Buy Co., Inc.	63,120	4,354,649
CarMax, Inc. (b)	45,062	3,965,456
Gap, Inc. (The) (a)	58,291	1,011,932
Home Depot, Inc. (The)	298,031	69,149,153
L Brands, Inc. (a)	63,181	1,237,716
Lowe’s Cos., Inc.	210,035	23,095,448
O’Reilly Automotive, Inc. (b)	20,822	8,297,775
Ross Stores, Inc.	99,247	10,902,283
Tiffany & Co. (a)	29,586	2,740,551
TJX Cos., Inc. (The)	328,995	18,338,181
Tractor Supply Co.	32,456	2,935,321
Ulta Salon Cosmetics & Fragrance, Inc. (b)	16,015	4,014,160

		160,496,774

Technology Hardware, Storage & Peripherals—4.2%
Apple, Inc.	1,156,045	258,919,399
Hewlett Packard Enterprise Co.	355,301	5,389,916
HP, Inc. (a)	403,283	7,630,114
NetApp, Inc. (a)	64,744	3,399,708

BHFTII-221

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Technology Hardware, Storage & Peripherals—(Continued)
Seagate Technology plc (a)	64,429	$3,465,636
Western Digital Corp. (a)	80,553	4,804,181
Xerox Holdings Corp.	51,788	1,548,979

		285,157,933

Textiles, Apparel & Luxury Goods—0.7%
Capri Holdings, Ltd. (a) (b)	41,250	1,367,850
Hanesbrands, Inc.	98,389	1,507,320
NIKE, Inc. - Class B	340,678	31,996,478
PVH Corp.	20,177	1,780,217
Ralph Lauren Corp.	14,107	1,346,795
Tapestry, Inc.	78,062	2,033,515
Under Armour, Inc. - Class A (a) (b)	51,200	1,020,928
Under Armour, Inc. - Class C (a) (b)	52,891	958,914
VF Corp.	88,854	7,907,117

		49,919,134

Tobacco—0.8%
Altria Group, Inc.	508,377	20,792,619
Philip Morris International, Inc.	423,401	32,148,838

		52,941,457

Trading Companies & Distributors—0.2%
Fastenal Co. (a)	156,051	5,098,186
United Rentals, Inc. (b)	20,999	2,617,316
WW Grainger, Inc.	12,029	3,574,417

		11,289,919

Water Utilities—0.1%
American Water Works Co., Inc.	49,162	6,107,395

Wireless Telecommunication Services—0.1%
T-Mobile U.S., Inc. (b)	86,035	6,776,977

Total Common Stocks (Cost $3,100,422,692)		6,723,658,749

Mutual Fund—0.8%

Investment Company Security—0.8%
SPDR S&P 500 ETF Trust (a) (Cost $53,243,052)	181,000	53,715,370

Short-Term Investments—0.4%

Discount Notes—0.2%
Federal Home Loan Bank
1.940%, 11/06/19 (e)	1,425,000	1,422,321
2.000%, 10/11/19 (e)	825,000	824,569
2.008%, 10/18/19 (e)	2,550,000	2,547,736
2.031%, 10/04/19 (e)	4,925,000	4,924,229

		9,718,855

U.S. Treasury—0.2%
U.S. Treasury Bill 1.857%, 11/07/19 (e)	15,925,000	15,896,875

Total Short-Term Investments (Cost $25,613,128)		25,615,730

Securities Lending Reinvestments (f)—8.4%

Certificates of Deposit—5.0%
ABN AMRO Bank NV 2.120%, 01/10/20	3,000,000	3,000,480
Banco Del Estado De Chile New York 2.206%, 1M LIBOR + 0.160%, 11/22/19 (g)	8,000,000	7,999,560
Banco Santander S.A. 2.192%, 1M LIBOR + 0.150%, 11/07/19 (g)	5,000,000	4,999,605
Bank of Montreal (Chicago)
1.990%, SOFR + 0.170%, 02/07/20 (g)	5,000,000	5,001,055
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (g)	5,000,000	4,999,975
Bank of Nova Scotia
2.198%, 1M LIBOR + 0.170%, 05/15/20 (g)	7,000,000	6,996,906
2.481%, 3M LIBOR + 0.170%, 01/09/20 (g)	9,000,000	9,003,753
Barclays Bank plc 2.297%, 1M LIBOR + 0.230%, 02/05/20 (g)	10,000,000	9,993,020
BNP Paribas S.A. New York 2.289%, 3M LIBOR + 0.050%, 11/06/19 (g)	7,000,000	7,001,295
Canadian Imperial Bank of Commerce
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (g)	12,000,000	12,000,060
2.278%, 1M LIBOR + 0.250%, 10/15/19 (g)	15,000,000	15,000,510
Chiba Bank, Ltd.
2.230%, 11/20/19	2,000,000	2,000,012
2.240%, 10/28/19	3,000,000	3,000,234
2.270%, 10/08/19	3,500,000	3,500,098
2.320%, 10/09/19	4,000,000	4,000,176
Cooperative Rabobank UA 2.439%, 3M LIBOR + 0.150%, 01/08/20 (g)	10,000,000	10,000,190
Credit Agricole S.A.
2.256%, 1M LIBOR + 0.210%, 12/20/19 (g)	15,000,000	15,002,145
Credit Industriel et Commercial 2.393%, 3M LIBOR + 0.090%, 10/15/19 (g)	5,000,000	5,000,525
DZ Bank AG
Zero Coupon, 10/18/19	9,939,798	9,989,500
Zero Coupon, 10/23/19	4,970,404	4,993,300
Zero Coupon, 11/18/19	6,960,109	6,980,260
Zero Coupon, 03/10/20	2,968,782	2,972,370
Industrial & Commercial Bank of China, Corp. 2.330%, 12/04/19	2,000,000	1,999,968
KBC Bank NV
Zero Coupon, 10/25/19	4,935,000	4,993,273
2.080%, 03/12/20	5,000,000	5,000,500
2.220%, 12/03/19	5,000,000	5,001,200
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 11/18/19	2,982,865	2,991,540
2.226%, 1M LIBOR + 0.180%, 01/23/20 (g)	5,000,000	4,999,935
Mizuho Bank, Ltd.
Zero Coupon, 10/10/19	4,970,025	4,997,100

BHFTII-222

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Mizuho Bank, Ltd.
Zero Coupon, 10/23/19	5,964,485	$5,991,960
2.174%, 1M LIBOR + 0.120%, 11/27/19 (g)	10,000,000	9,999,810
MUFG Bank Ltd. 2.216%, 1M LIBOR + 0.170%, 02/24/20 (g)	7,000,000	6,999,279
National Australia Bank, Ltd. 2.232%, 1M LIBOR + 0.190%, 04/08/20 (g)	7,000,000	6,998,880
Nationwide Building Society Zero Coupon, 10/09/19	9,981,617	9,994,700
Natixis New York 2.323%, 3M LIBOR + 0.070%, 11/01/19 (g)	3,000,000	3,000,435
Royal Bank of Canada New York 2.060%, SOFR + 0.240%, 07/08/20 (g)	5,000,000	4,999,600
Societe Generale
2.180%, FEDEFF PRV + 0.350%, 06/19/20 (g)	4,000,000	3,999,412
2.280%, FEDEFF PRV + 0.450%, 08/14/20 (g)	7,000,999	7,003,633
2.337%, 1M LIBOR + 0.280%, 06/19/20 (g)	4,000,000	4,004,728
Standard Chartered Bank
2.158%, 1M LIBOR + 0.130%, 11/15/19 (g)	15,000,000	15,000,255
2.230%, FEDEFF PRV + 0.400%, 03/13/20 (g)	8,000,000	7,999,952
Sumitomo Mitsui Banking Corp.
2.172%, 1M LIBOR + 0.130%, 12/09/19 (g)	3,000,000	2,999,610
2.216%, 1M LIBOR + 0.170%, 01/21/20 (g)	5,000,000	4,999,930
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 02/18/20	3,956,257	3,967,720
2.184%, 1M LIBOR + 0.140%, 11/20/19 (g)	10,000,000	9,999,800
Sumitomo Mitsui Trust International, Ltd. Zero Coupon, 11/15/19	2,960,656	2,992,050
Svenska Handelsbanken AB
2.247%, 1M LIBOR + 0.180%, 06/05/20 (g)	3,000,000	2,998,590
2.266%, 1M LIBOR + 0.220%, 07/22/20 (g)	7,000,000	6,997,844
2.344%, 1M LIBOR + 0.300%, 10/31/19 (g)	5,000,000	5,000,720
Toronto-Dominion Bank 2.269%, 1M LIBOR + 0.180%, 06/03/20 (g)	5,000,000	4,999,857
Wells Fargo Bank N.A. 2.180%, FEDEFF PRV + 0.350%, 08/20/20 (g)	10,000,000	10,000,000
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (g)	15,000,000	14,999,946

		339,367,256

Commercial Paper—1.2%
Agricultural Bank of China 2.295%, 12/11/19	1,988,525	1,990,776
Bank of China, Ltd.
2.290%, 12/09/19	4,971,375	4,977,235
2.470%, 10/11/19	16,900,651	16,987,913
Cafco LLC 2.120%, 10/31/19	1,992,580	1,996,362
China Construction Bank Corp. 2.470%, 10/17/19	4,969,125	4,994,605
Industrial & Commercial Bank of China, Corp.
2.420%, 11/01/19	1,988,169	1,996,148
2.470%, 10/25/19	3,974,751	3,994,544
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (g)	12,000,000	12,001,944

Commercial Paper—(Continued)
Kells Funding LLC 2.260%, 10/28/19	2,980,602	2,995,438
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (g)	10,000,000	10,000,280
Societe Generale 2.555%, 3M LIBOR + 0.410%, 12/18/19 (g)	3,002,544	3,002,745
Toronto-Dominion Bank 2.417%, 1M LIBOR + 0.350%, 11/05/19 (g)	10,000,000	10,001,490
UBS AG 2.286%, 1M LIBOR + 0.240%, 01/27/20 (g)	5,000,000	5,000,000
Westpac Banking Corp. 2.194%, 1M LIBOR + 0.150%, 05/29/20 (g)	2,999,630	2,998,467

		82,937,947

Master Demand Notes—0.2%
Natixis Financial Products LLC
2.050%, OBFR + 0.230%, 10/01/19 (g)	13,000,000	13,000,000
2.070%, OBFR + 0.250%, 10/01/19 (g)	1,000,000	1,000,000

		14,000,000

Repurchase Agreements—1.9%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $4,000,213; collateralized by various Common Stock with an aggregate market value of $4,400,001.	4,000,000	4,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $11,164,392; collateralized by various Common Stock with an aggregate market value of $12,210,002.	11,100,000	11,100,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $22,639,725; collateralized by various Common Stock with an aggregate market value of $24,752,541.	22,500,000	22,500,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $20,042,194; collateralized by various Common Stock with an aggregate market value of $22,000,000.	20,000,000	20,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $4,100,273; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $4,182,002.	4,100,000	4,100,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $3,105,034; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $3,166,976.	3,104,879	3,104,879

BHFTII-223

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/30/19 at 2.370%, due on 03/30/20 with a maturity value of $5,059,908; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.375%, maturity dates ranging from 03/15/22 - 05/15/29, and various Common Stock with an aggregate market value of $5,488,343.	5,000,000	$5,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $1,000,393; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $1,111,407.	1,000,000	1,000,000
Nomura Securities International, Inc. Repurchase Agreement dated 09/30/19 at 2.350%, due on 10/01/19 with a maturity value of $15,000,979; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.250%, maturity dates ranging from 11/15/19 - 02/15/49, and an aggregate market value of $15,300,000.	15,000,000	15,000,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $25,009,722; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $27,776,548.	25,000,000	25,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $10,003,889; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $11,110,619.	10,000,000	10,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $10,003,889; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $11,110,619.	10,000,000	10,000,000

		130,804,879

Time Deposit—0.1%
Shizuoka Bank, Ltd. 2.250%, 10/18/19	3,000,000	3,000,000

Total Securities Lending Reinvestments (Cost $570,096,808)		570,110,082

Total Investments—108.3% (Cost $3,749,375,680)		7,373,099,931
Other assets and liabilities (net)—(8.3)%		(563,122,668)

Net Assets—100.0%		$6,809,977,263

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $559,667,287 and the collateral received consisted of cash in the amount of $569,681,478 and non-cash collateral with a value of $470,376. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Affiliated Issuer.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2019, the market value of securities pledged was $24,447,045.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
S&P 500 Index E-Mini Futures	12/20/19	210	USD	31,274,250	$(307,955)

BHFTII-224

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$6,723,658,749	$—	$—	$6,723,658,749
Total Mutual Fund*	53,715,370	—	—	53,715,370
Total Short-Term Investments*	—	25,615,730	—	25,615,730
Total Securities Lending Reinvestments*	—	570,110,082	—	570,110,082
Total Investments	$6,777,374,119	$595,725,812	$—	$7,373,099,931

Collateral for Securities Loaned (Liability)	$—	$(569,681,478)	$—	$(569,681,478)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(307,955)	$—	$—	$(307,955)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-225

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—59.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
L3Harris Technologies, Inc.	5,818	$1,213,867
Lockheed Martin Corp.	8,326	3,247,640
Northrop Grumman Corp.	9,531	3,572,123
United Technologies Corp.	34,363	4,691,237

		12,724,867

Air Freight & Logistics—0.1%
United Parcel Service, Inc. - Class B	8,758	1,049,384

Airlines—0.2%
Delta Air Lines, Inc.	19,874	1,144,742

Auto Components—0.9%
Aptiv plc	15,574	1,361,479
Lear Corp.	35,771	4,217,401
Magna International, Inc.	15,373	819,445

		6,398,325

Automobiles—0.0%
Harley-Davidson, Inc. (a)	4,638	166,829

Banks—6.6%
Bank of America Corp.	225,902	6,589,561
BB&T Corp.	44,172	2,357,460
BNP Paribas S.A.	7,931	386,690
Citigroup, Inc. (a)	128,684	8,889,491
Intesa Sanpaolo S.p.A.	267,875	635,936
JPMorgan Chase & Co.	123,517	14,536,716
PNC Financial Services Group, Inc. (The)	29,204	4,093,233
Sumitomo Mitsui Financial Group, Inc.	10,200	350,349
SunTrust Banks, Inc.	20,754	1,427,875
U.S. Bancorp	96,719	5,352,429
Wells Fargo & Co.	100,173	5,052,726

		49,672,466

Beverages—0.9%
Coca-Cola European Partners plc	17,599	975,865
Diageo plc	78,757	3,222,748
Molson Coors Brewing Co. - Class B (a)	32,823	1,887,322
PepsiCo, Inc.	6,439	882,787

		6,968,722

Building Products—1.1%
Johnson Controls International plc	144,661	6,349,171
Masco Corp.	38,304	1,596,511

		7,945,682

Capital Markets—3.4%
Bank of New York Mellon Corp. (The)	86,456	3,908,676
BlackRock, Inc.	5,951	2,652,004
Blackstone Group, Inc. (The) - Class A (a)	38,490	1,879,851
Charles Schwab Corp. (The)	25,296	1,058,132
Goldman Sachs Group, Inc. (The)	22,055	4,570,458
Invesco, Ltd. (a)	109,992	1,863,264
Moody’s Corp.	6,428	1,316,647

Capital Markets—(Continued)
Morgan Stanley	61,369	2,618,615
Nasdaq, Inc.	18,196	1,807,773
State Street Corp.	36,635	2,168,426
T. Rowe Price Group, Inc.	16,513	1,886,610

		25,730,456

Chemicals—1.7%
Axalta Coating Systems, Ltd. (b)	41,463	1,250,109
Celanese Corp.	12,386	1,514,684
Corteva, Inc.	21,608	605,024
DuPont de Nemours, Inc.	25,407	1,811,773
PPG Industries, Inc.	48,114	5,701,990
Sherwin-Williams Co. (The) (a)	3,135	1,723,843

		12,607,423

Commercial Services & Supplies—0.1%
Transcontinental, Inc. - Class A	35,683	416,932

Communications Equipment—0.6%
Cisco Systems, Inc.	92,451	4,568,004

Consumer Finance—0.2%
American Express Co.	9,892	1,170,026
Synchrony Financial	18,829	641,880

		1,811,906

Containers & Packaging—0.1%
Crown Holdings, Inc. (b)	13,696	904,758

Diversified Financial Services—0.1%
ORIX Corp.	45,900	686,919

Diversified Telecommunication Services—0.3%
Verizon Communications, Inc.	36,505	2,203,442

Electric Utilities—2.1%
Duke Energy Corp.	45,287	4,341,212
Exelon Corp.	82,612	3,990,986
FirstEnergy Corp.	44,789	2,160,173
NextEra Energy, Inc.	2,133	496,968
Southern Co. (The)	66,480	4,106,470
Xcel Energy, Inc. (a)	12,506	811,514

		15,907,323

Electrical Equipment—1.0%
Eaton Corp. plc (a)	80,478	6,691,746
Regal-Beloit Corp.	4,717	343,633
Schneider Electric SE	4,780	419,208

		7,454,587

Electronic Equipment, Instruments & Components—0.3%
Hitachi, Ltd.	54,600	2,044,726

BHFTII-226

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—0.2%
Schlumberger, Ltd.	48,130	$1,644,602

Entertainment—0.2%
Electronic Arts, Inc. (b)	11,537	1,128,549

Equity Real Estate Investment Trusts—1.3%
Brixmor Property Group, Inc. (a)	30,506	618,967
EPR Properties	23,119	1,776,926
Medical Properties Trust, Inc. (a)	143,714	2,811,046
Public Storage	2,592	635,740
Simon Property Group, Inc.	6,529	1,016,239
STORE Capital Corp.	78,831	2,949,067

		9,807,985

Food & Staples Retailing—0.4%
Kroger Co. (The)	44,192	1,139,270
U.S. Foods Holding Corp. (b)	21,544	885,458
Walgreens Boots Alliance, Inc.	18,431	1,019,419

		3,044,147

Food Products—1.8%
Archer-Daniels-Midland Co. (a)	43,472	1,785,395
Danone S.A.	19,050	1,677,847
General Mills, Inc.	34,723	1,913,932
Ingredion, Inc.	13,482	1,102,019
J.M. Smucker Co. (The) (a)	16,596	1,825,892
Mondelez International, Inc. - Class A	19,065	1,054,676
Nestle S.A.	39,445	4,278,760

		13,638,521

Health Care Equipment & Supplies—2.8%
Abbott Laboratories	59,100	4,944,897
Danaher Corp.	51,938	7,501,405
Medtronic plc	66,768	7,252,340
Zimmer Biomet Holdings, Inc.	10,206	1,400,978

		21,099,620

Health Care Providers & Services—1.5%
Cigna Corp.	29,863	4,532,905
HCA Healthcare, Inc.	31,548	3,799,010
McKesson Corp.	23,360	3,192,378

		11,524,293

Hotels, Restaurants & Leisure—0.7%
Chipotle Mexican Grill, Inc. (b)	1,259	1,058,152
Marriott International, Inc. - Class A (a)	7,458	927,551
Starbucks Corp.	37,430	3,309,561

		5,295,264

Household Durables—0.3%
Whirlpool Corp.	12,648	2,002,937

Household Products—0.7%
Colgate-Palmolive Co.	4,462	328,002

Household Products—(Continued)
Kimberly-Clark Corp. (a)	23,941	3,400,819
Procter & Gamble Co. (The)	2,920	363,190
Reckitt Benckiser Group plc	16,601	1,294,693

		5,386,704

Industrial Conglomerates—1.3%
3M Co.	14,746	2,424,242
Honeywell International, Inc.	41,270	6,982,884

		9,407,126

Insurance—3.6%
Aon plc	32,254	6,243,407
Chubb, Ltd.	40,637	6,560,437
Marsh & McLennan Cos., Inc.	16,677	1,668,534
Prudential Financial, Inc.	17,434	1,568,188
Samsung Fire & Marine Insurance Co., Ltd.	1,656	308,197
Travelers Cos., Inc. (The)	57,832	8,599,040
Zurich Insurance Group AG	5,792	2,216,339

		27,164,142

Interactive Media & Services—0.3%
Alphabet, Inc. - Class A (b)	1,805	2,204,158
Facebook, Inc. - Class A (b)	2,326	414,214

		2,618,372

Internet & Direct Marketing Retail—0.4%
Amazon.com, Inc. (b)	1,851	3,213,170

IT Services—2.3%
Accenture plc - Class A	35,150	6,761,102
Amdocs, Ltd.	22,829	1,509,225
Cognizant Technology Solutions Corp. - Class A	10,279	619,464
DXC Technology Co.	33,827	997,897
Fidelity National Information Services, Inc.	26,029	3,455,610
Fiserv, Inc. (b)	21,585	2,235,990
Visa, Inc. - Class A (a)	8,606	1,480,318

		17,059,606

Life Sciences Tools & Services—0.7%
Thermo Fisher Scientific, Inc.	18,519	5,394,029

Machinery—1.8%
AGCO Corp. (a)	35,447	2,683,338
Cummins, Inc.	5,357	871,423
Deere & Co.	6,424	1,083,600
Illinois Tool Works, Inc. (a)	28,794	4,505,973
Ingersoll-Rand plc	13,021	1,604,317
Stanley Black & Decker, Inc. (a)	21,345	3,082,432

		13,831,083

Media—1.8%
Comcast Corp. - Class A	279,837	12,615,052
Omnicom Group, Inc. (a)	15,230	1,192,509

		13,807,561

BHFTII-227

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—0.2%
Rio Tinto plc	31,731	$1,648,173

Multi-Utilities—0.5%
Public Service Enterprise Group, Inc.	21,917	1,360,607
Sempra Energy	8,798	1,298,673
WEC Energy Group, Inc.	11,621	1,105,157

		3,764,437

Multiline Retail—0.7%
Dollar Tree, Inc. (b)	12,285	1,402,456
Target Corp.	35,505	3,795,839

		5,198,295

Oil, Gas & Consumable Fuels—3.1%
BP plc	312,106	1,973,321
Chevron Corp.	23,402	2,775,477
Enbridge, Inc.	18,143	636,456
Eni S.p.A.	113,089	1,727,174
Enterprise Products Partners L.P.	97,506	2,786,722
EOG Resources, Inc.	23,286	1,728,287
EQT Midstream Partners L.P.	23,201	758,673
Equitrans Midstream Corp. (a)	62,044	902,740
Exxon Mobil Corp.	37,292	2,633,188
Hess Corp. (a)	16,926	1,023,685
MPLX L.P.	19,935	558,379
Noble Energy, Inc. (a)	33,818	759,552
Phillips 66	10,352	1,060,045
Pioneer Natural Resources Co.	7,794	980,251
Plains GP Holdings L.P. - Class A (a) (b)	44,384	942,272
Suncor Energy, Inc.	22,261	702,183
Valero Energy Corp. (a)	11,931	1,016,999

		22,965,404

Pharmaceuticals—4.2%
Bayer AG	22,503	1,586,617
Bristol-Myers Squibb Co.	40,398	2,048,583
Elanco Animal Health, Inc. (b)	47,889	1,273,368
Eli Lilly & Co.	33,235	3,716,670
Johnson & Johnson	68,080	8,808,190
Merck & Co., Inc.	20,594	1,733,603
Mylan NV (b)	18,819	372,240
Novartis AG	3,931	341,271
Pfizer, Inc.	228,662	8,215,826
Roche Holding AG	12,146	3,542,079

		31,638,447

Professional Services—0.3%
Equifax, Inc.	15,798	2,222,305

Road & Rail—1.2%
Canadian National Railway Co.	10,070	904,890
Union Pacific Corp.	48,211	7,809,218

		8,714,108

Security Description	Shares/ Principal Amount*	Value

Semiconductors & Semiconductor Equipment—2.1%
Analog Devices, Inc.	10,561	1,179,981
Applied Materials, Inc.	27,879	1,391,162
Intel Corp.	27,761	1,430,524
Marvell Technology Group, Ltd.	41,065	1,025,393
Maxim Integrated Products, Inc. (a)	20,330	1,177,310
NXP Semiconductors NV	5,952	649,482
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	65,069	3,024,407
Texas Instruments, Inc.	43,140	5,575,414

		15,453,673

Software—2.0%
Adobe, Inc. (b)	15,618	4,314,473
Microsoft Corp.	65,662	9,128,988
Oracle Corp. (a)	26,877	1,479,041

		14,922,502

Specialty Retail—0.2%
Best Buy Co., Inc.	7,334	505,973
Tractor Supply Co.	7,915	715,832

		1,221,805

Technology Hardware, Storage & Peripherals—0.4%
Apple, Inc.	12,834	2,874,431

Textiles, Apparel & Luxury Goods—0.4%
Hanesbrands, Inc.	16,434	251,769
LVMH Moet Hennessy Louis Vuitton SE	3,027	1,204,957
NIKE, Inc. - Class B	15,876	1,491,074

		2,947,800

Tobacco—1.0%
Altria Group, Inc.	15,290	625,361
British American Tobacco plc	29,960	1,107,669
Japan Tobacco, Inc.	55,600	1,218,357
Philip Morris International, Inc.	62,309	4,731,122

		7,682,509

Total Common Stocks (Cost $338,795,798)		448,729,093

U.S. Treasury & Government Agencies—24.1%

Agency Sponsored Mortgage-Backed—13.1%
Fannie Mae 15 Yr. Pool
2.500%, 11/01/31	47,947	48,417
3.000%, 11/01/28	132,222	136,080
3.000%, 09/01/30	88,868	91,276
3.000%, 12/01/31	1,038,003	1,069,105
3.000%, 08/01/33	100,770	103,218
3.000%, 10/01/33	851,711	872,924
3.000%, 12/01/33	114,156	117,006
4.500%, 04/01/20	1,112	1,145
4.500%, 07/01/20	564	581

BHFTII-228

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 15 Yr. Pool
5.000%, 07/01/20	3,017	$3,112
5.000%, 08/01/20	3,244	3,346
5.000%, 12/01/20	6,059	6,249
5.500%, 01/01/21	3,524	3,555
5.500%, 03/01/21	1,612	1,627
6.000%, 01/01/21	8,127	8,208
6.000%, 05/01/21	1,809	1,816
Fannie Mae 20 Yr. Pool
3.000%, 07/01/37	234,637	241,330
3.000%, 11/01/37	456,179	469,261
3.500%, 04/01/38	428,955	445,029
Fannie Mae 30 Yr. Pool
3.000%, 09/01/46	179,827	185,016
3.000%, 10/01/46	708,067	728,500
3.000%, 11/01/46	924,452	951,129
3.500%, 11/01/41	41,460	43,561
3.500%, 01/01/42	560,975	590,117
3.500%, 01/01/43	201,250	211,453
3.500%, 04/01/43	675,776	710,031
3.500%, 05/01/43	834,189	876,400
3.500%, 07/01/43	993,237	1,042,358
3.500%, 08/01/43	321,807	338,118
3.500%, 09/01/43	1,359,506	1,427,107
3.500%, 02/01/45	999,755	1,055,583
3.500%, 09/01/45	1,124,816	1,171,873
3.500%, 10/01/45	778,160	817,214
3.500%, 01/01/46	246,425	259,498
3.500%, 05/01/46	465,116	484,876
3.500%, 07/01/46	1,032,076	1,080,382
3.500%, 10/01/46	294,466	306,423
3.500%, 12/01/46	841,040	872,183
3.500%, 01/01/47	122,327	126,747
4.000%, 09/01/40	972,138	1,038,467
4.000%, 11/01/40	224,567	239,924
4.000%, 12/01/40	517,932	553,295
4.000%, 02/01/41	602,101	643,256
4.000%, 06/01/41	583,632	623,309
4.000%, 11/01/41	197,581	211,106
4.000%, 01/01/42	1,454,905	1,554,567
4.000%, 04/01/42	185,927	199,123
4.000%, 10/01/42	161,323	172,803
4.000%, 12/01/42	173,941	186,151
4.000%, 01/01/43	210,509	224,866
4.000%, 04/01/43	52,979	56,597
4.000%, 05/01/43	338,735	361,977
4.000%, 06/01/43	260,093	277,862
4.000%, 07/01/43	230,740	245,649
4.000%, 04/01/44	120,901	129,155
4.000%, 05/01/44	431,458	460,954
4.000%, 11/01/44	210,147	221,983
4.000%, 06/01/47	891,815	935,082
4.500%, 08/01/33	110,353	118,604
4.500%, 03/01/34	342,795	369,164
4.500%, 01/01/40	123,661	133,966
4.500%, 08/01/40	29,201	31,638

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 02/01/41	212,112	229,840
4.500%, 04/01/41	369,091	399,949
4.500%, 11/01/42	110,471	119,695
4.500%, 01/01/43	263,670	285,658
4.500%, 04/01/44	1,545,403	1,674,428
4.500%, 06/01/44	155,264	168,210
5.000%, 11/01/33	67,230	74,232
5.000%, 03/01/34	55,714	61,511
5.000%, 05/01/34	23,711	26,175
5.000%, 08/01/34	23,200	25,617
5.000%, 09/01/34	87,430	96,535
5.000%, 06/01/35	56,603	62,443
5.000%, 07/01/35	177,607	195,984
5.000%, 08/01/35	54,328	60,023
5.000%, 09/01/35	38,896	42,976
5.000%, 10/01/35	152,463	168,313
5.000%, 07/01/39	154,626	170,695
5.000%, 10/01/39	87,563	95,865
5.000%, 11/01/39	48,788	53,917
5.000%, 11/01/40	71,550	78,737
5.000%, 01/01/41	6,045	6,474
5.000%, 03/01/41	44,630	49,286
5.500%, 02/01/33	27,914	31,545
5.500%, 05/01/33	4,178	4,571
5.500%, 06/01/33	115,712	130,286
5.500%, 07/01/33	108,121	121,752
5.500%, 11/01/33	65,188	73,335
5.500%, 12/01/33	11,202	12,119
5.500%, 01/01/34	86,065	94,566
5.500%, 02/01/34	94,843	106,080
5.500%, 03/01/34	26,193	28,850
5.500%, 04/01/34	33,839	36,599
5.500%, 05/01/34	205,092	230,943
5.500%, 06/01/34	262,481	296,177
5.500%, 07/01/34	79,398	87,003
5.500%, 09/01/34	216,512	236,250
5.500%, 10/01/34	302,877	337,573
5.500%, 11/01/34	346,654	389,920
5.500%, 12/01/34	197,843	223,265
5.500%, 01/01/35	253,075	285,808
5.500%, 04/01/35	42,451	47,953
5.500%, 07/01/35	16,332	17,666
5.500%, 08/01/35	7,387	7,985
5.500%, 09/01/35	144,932	163,738
6.000%, 02/01/32	62,147	69,536
6.000%, 03/01/34	18,461	20,765
6.000%, 04/01/34	157,335	178,557
6.000%, 06/01/34	171,627	195,190
6.000%, 07/01/34	131,635	149,338
6.000%, 08/01/34	190,429	216,687
6.000%, 10/01/34	123,821	141,090
6.000%, 11/01/34	28,847	32,203
6.000%, 12/01/34	8,136	8,991
6.000%, 08/01/35	24,387	27,436
6.000%, 09/01/35	33,177	38,083

BHFTII-229

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 10/01/35	59,154	$67,257
6.000%, 11/01/35	8,681	9,601
6.000%, 12/01/35	68,690	77,877
6.000%, 02/01/36	70,395	78,735
6.000%, 04/01/36	48,190	54,236
6.000%, 06/01/36	8,166	9,389
6.000%, 07/01/37	87,339	99,464
6.500%, 06/01/31	23,438	26,733
6.500%, 07/01/31	3,671	4,090
6.500%, 09/01/31	22,495	25,064
6.500%, 02/01/32	12,728	14,447
6.500%, 07/01/32	60,202	68,340
6.500%, 08/01/32	47,480	54,517
6.500%, 01/01/33	27,434	31,242
6.500%, 04/01/34	45,302	51,563
6.500%, 06/01/34	21,059	23,537
6.500%, 08/01/34	14,339	15,977
6.500%, 04/01/36	11,367	12,665
6.500%, 05/01/36	35,471	40,390
6.500%, 02/01/37	63,715	72,967
6.500%, 05/01/37	30,256	33,955
6.500%, 07/01/37	40,291	46,564
Fannie Mae Pool
2.280%, 11/01/26	151,899	154,112
2.410%, 05/01/23	88,161	89,516
2.550%, 05/01/23	141,473	144,305
2.700%, 07/01/25	121,000	125,373
5.000%, 03/01/26	81,390	93,656
Fannie Mae REMICS (CMO)
2.000%, 10/25/40	73,653	73,322
2.000%, 05/25/44	155,060	154,415
2.000%, 02/25/46	173,789	172,395
2.000%, 04/25/46	138,376	137,121
3.250%, 05/25/40	85,574	89,172
3.500%, 05/25/25	203,496	208,917
4.000%, 10/25/40	91,933	98,538
5.000%, 03/25/25	36,751	38,593
Fannie Mae-ACES (CMO) 2.672%, 12/25/26 (d)	511,000	527,688
Freddie Mac 15 Yr. Gold Pool
4.500%, 02/01/20	1,262	1,300
4.500%, 08/01/24	106,601	110,796
5.500%, 02/01/20	120	120
6.000%, 11/01/19	188	188
6.000%, 05/01/21	2,597	2,615
6.000%, 10/01/21	12,961	13,179
Freddie Mac 20 Yr. Gold Pool
3.000%, 01/01/38	763,379	785,662
3.500%, 11/01/37	496,799	515,452
3.500%, 05/01/38	149,415	155,076
4.000%, 08/01/37	96,992	101,924
Freddie Mac 30 Yr. Gold Pool
3.000%, 10/01/42	497,039	512,586
3.000%, 04/01/43	1,070,746	1,105,404
3.000%, 05/01/43	941,494	973,127

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.000%, 05/01/46	461,709	475,291
3.000%, 10/01/46	897,306	923,705
3.000%, 11/01/46	1,724,144	1,772,453
3.000%, 03/01/48	180,115	183,918
3.500%, 02/01/42	425,592	447,246
3.500%, 04/01/42	303,945	322,345
3.500%, 12/01/42	725,506	764,052
3.500%, 04/01/43	197,096	207,566
3.500%, 07/01/43	43,105	45,294
3.500%, 08/01/43	451,416	473,635
3.500%, 12/01/45	456,086	475,726
3.500%, 11/01/46	378,001	393,173
3.500%, 12/01/46	1,824,728	1,893,429
3.500%, 01/01/47	1,228,328	1,276,679
4.000%, 11/01/40	533,673	570,411
4.000%, 01/01/41	1,111,531	1,188,108
4.000%, 04/01/44	351,589	371,687
4.000%, 08/01/47	1,017,454	1,067,063
4.500%, 04/01/35	30,514	33,070
4.500%, 07/01/39	174,719	189,398
4.500%, 09/01/39	98,467	106,714
4.500%, 10/01/39	56,632	61,391
4.500%, 12/01/39	87,545	94,914
4.500%, 05/01/42	156,152	169,229
5.000%, 09/01/33	131,979	145,865
5.000%, 03/01/34	28,669	31,618
5.000%, 04/01/34	23,886	26,401
5.000%, 08/01/35	31,347	34,613
5.000%, 10/01/35	71,340	78,804
5.000%, 11/01/35	46,249	50,242
5.000%, 12/01/36	36,607	40,453
5.000%, 07/01/39	261,456	288,849
5.500%, 12/01/33	168,694	190,678
5.500%, 01/01/34	106,155	120,113
5.500%, 04/01/34	16,084	17,399
5.500%, 11/01/34	15,495	16,899
5.500%, 12/01/34	8,291	8,972
5.500%, 05/01/35	23,398	25,551
5.500%, 09/01/35	30,620	33,555
5.500%, 10/01/35	34,021	37,256
6.000%, 04/01/34	78,858	88,480
6.000%, 07/01/34	24,572	27,513
6.000%, 08/01/34	174,329	199,898
6.000%, 09/01/34	2,408	2,669
6.000%, 07/01/35	28,206	32,478
6.000%, 08/01/35	35,367	40,728
6.000%, 11/01/35	47,895	54,995
6.000%, 03/01/36	20,211	22,378
6.000%, 10/01/36	26,656	29,513
6.000%, 03/01/37	7,289	8,074
6.000%, 05/01/37	55,573	63,582
6.000%, 06/01/37	31,164	35,762
6.500%, 05/01/34	11,800	13,154
6.500%, 06/01/34	54,368	61,103
6.500%, 08/01/34	48,087	53,605

BHFTII-230

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
6.500%, 10/01/34	51,317	$59,006
6.500%, 11/01/34	40,723	45,396
6.500%, 05/01/37	40,333	44,961
6.500%, 07/01/37	55,428	63,616
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
0.325%, 11/25/27 (d) (e)	5,207,000	90,253
0.370%, 12/25/27 (d) (e)	3,235,000	68,514
0.401%, 11/25/24 (d) (e)	4,908,000	72,564
0.406%, 09/25/27 (d) (e)	3,341,000	77,705
0.413%, 12/25/27 (d) (e)	3,579,000	86,830
0.420%, 11/25/27 (d) (e)	3,684,552	79,584
0.431%, 08/25/24 (d) (e)	4,897,000	82,912
0.449%, 11/25/32 (d) (e)	2,801,814	88,232
0.457%, 11/25/27 (d) (e)	3,355,069	83,497
0.461%, 08/25/27 (d) (e)	3,107,000	82,956
0.491%, 10/25/24 (d) (e)	6,488,592	103,082
0.495%, 12/25/27 (d) (e)	5,720,446	158,494
0.496%, 09/25/27 (d) (e)	2,707,592	73,231
0.531%, 08/25/24 (d) (e)	8,931,850	157,507
0.567%, 08/25/27 (d) (e)	2,140,524	65,795
0.630%, 07/25/24 (d) (e)	4,483,000	109,229
0.713%, 07/25/27 (d) (e)	3,873,347	157,395
0.735%, 07/25/24 (d) (e)	1,623,090	41,354
0.774%, 06/25/27 (d) (e)	4,356,000	207,352
0.890%, 06/25/27 (d) (e)	1,476,213	74,467
1.016%, 04/25/24 (d) (e)	1,959,308	63,303
1.090%, 07/25/29 (d) (e)	256,869	23,610
1.869%, 11/25/19	105,776	105,607
2.510%, 11/25/22	489,000	496,360
2.670%, 12/25/24	507,000	522,911
2.673%, 03/25/26	676,000	701,234
2.791%, 01/25/22	474,000	480,875
3.010%, 07/25/25	134,000	140,912
3.060%, 07/25/23 (d)	219,000	226,966
3.064%, 08/25/24 (d)	255,000	266,180
3.111%, 02/25/23	695,000	718,998
3.117%, 06/25/27	354,000	378,676
3.151%, 11/25/25	317,000	336,574
3.171%, 10/25/24	424,000	446,548
3.187%, 09/25/27 (d)	242,000	260,194
3.224%, 03/25/27	334,000	358,985
3.244%, 08/25/27	920,000	992,745
3.250%, 04/25/23 (d)	803,000	835,005
3.320%, 02/25/23	227,000	236,429
3.413%, 12/25/26	248,000	269,720
3.430%, 01/25/27 (d)	242,707	264,025
3.458%, 08/25/23 (d)	835,000	877,230
3.650%, 02/25/28 (d)	285,000	315,946
3.900%, 04/25/28	528,000	595,582
Freddie Mac REMICS
3.000%, 07/15/39	84,561	87,526
3.000%, 07/15/41	170,109	175,258
3.500%, 06/15/42	61,000	66,754
5.000%, 01/15/40	110,578	124,898

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
3.500%, 12/15/41	311,163	329,378
3.500%, 02/15/42	91,954	96,775
4.500%, 09/15/33	67,748	72,889
4.500%, 11/15/39	183,141	199,372
4.500%, 03/15/40	204,857	224,590
4.500%, 04/15/40	226,605	246,691
4.500%, 06/15/40	93,162	101,904
5.000%, 03/15/34	21,452	23,777
5.000%, 06/15/34	51,570	57,184
5.000%, 12/15/34	23,676	26,256
5.000%, 06/15/35	6,810	7,285
5.500%, 11/15/32	61,276	66,080
5.500%, 08/15/33	194,264	219,762
5.500%, 12/15/33	97,177	110,332
5.500%, 09/15/34	85,084	96,517
5.500%, 10/15/35	9,082	9,832
6.000%, 12/15/28	24,591	27,691
6.000%, 12/15/31	23,212	26,582
6.000%, 03/15/32	1,046	1,156
6.000%, 10/15/32	119,400	136,964
6.000%, 01/15/33	19,895	22,050
6.000%, 02/15/33	1,411	1,577
6.000%, 04/15/33	123,697	141,822
6.000%, 08/15/33	968	1,073
6.000%, 07/15/34	66,917	76,114
6.000%, 09/15/34	23,821	26,354
6.000%, 01/15/38	80,662	90,630
Ginnie Mae II 30 Yr. Pool
3.000%, 04/20/45	318,303	328,238
3.000%, 04/20/46	153,922	158,771
3.000%, 08/20/46	161,743	166,797
3.000%, 09/20/46	364,158	375,755
3.000%, 11/20/47	1,966,395	2,021,996
3.000%, 01/20/48	2,687,777	2,762,253
3.000%, 02/20/48	163,350	167,858
3.000%, 03/20/48	443,479	455,714
3.000%, 04/20/48	50,590	51,988
3.000%, TBA (c)	1,750,000	1,794,560
3.500%, 06/20/43	541,702	575,379
3.500%, 07/20/43	681,270	723,624
3.500%, 11/20/47	173,347	180,096
3.500%, 03/20/48	2,151,048	2,231,836
3.500%, TBA (c)	925,000	957,953
4.000%, 01/20/41	651,200	693,996
4.000%, 02/20/41	161,066	171,658
4.000%, 04/20/41	125,432	133,727
4.000%, 02/20/42	165,332	176,288
4.000%, 05/20/49	1,333,351	1,388,436
4.000%, 06/20/49	1,364,436	1,422,058
4.000%, 07/20/49	447,745	466,945
4.000%, TBA (c)	1,025,000	1,065,680
4.500%, 07/20/33	11,678	12,288
4.500%, 09/20/33	7,155	7,542
4.500%, 12/20/34	4,715	4,971
4.500%, 03/20/35	31,122	32,794

BHFTII-231

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.500%, 01/20/41	168,508	$184,402
4.500%, 05/20/49	881,293	924,765
4.500%, TBA (c)	1,305,000	1,362,705
5.000%, 07/20/33	23,899	26,431
6.000%, 01/20/35	29,933	34,645
6.000%, 02/20/35	14,562	16,822
6.000%, 04/20/35	26,786	31,006
Government National Mortgage Association (CMO)
0.661%, 02/16/59 (d) (e)	2,332,661	135,560
2.500%, 07/20/32	125,000	125,577
4.000%, 07/20/41	80,000	87,776
4.500%, 09/20/41	81,446	87,852
Uniform Mortgage-Backed Securities
2.500%, TBA (c)	1,575,000	1,588,074
3.000%, TBA (c)	3,089,000	3,157,507
5.000%, TBA (c)	250,000	267,988

		98,314,565

U.S. Treasury—11.0%
U.S. Treasury Bonds
2.500%, 02/15/45 (a)	68,000	73,228
2.875%, 05/15/43 (a)	8,310,000	9,534,102
2.875%, 11/15/46	5,439,000	6,298,192
3.000%, 02/15/48	6,332,000	7,524,197
3.500%, 02/15/39	2,573,000	3,225,195
4.500%, 02/15/36	179,000	246,852
4.500%, 08/15/39	743,000	1,057,411
5.000%, 05/15/37	232,000	342,363
5.375%, 02/15/31 (a)	276,000	380,567
6.250%, 08/15/23	80,000	94,028
U.S. Treasury Notes
1.625%, 05/31/23	1,200,000	1,202,438
1.750%, 11/30/21	28,134,000	28,196,642
2.375%, 05/15/29	1,700,000	1,805,785
2.500%, 08/15/23 (a)	15,500,000	16,040,078
2.750%, 02/15/28	6,182,000	6,712,783

		82,733,861

Total U.S. Treasury & Government Agencies (Cost $174,387,824)		181,048,426

Corporate Bonds & Notes—11.0%

Aerospace/Defense—0.2%
L3Harris Technologies, Inc. 3.850%, 06/15/23 (144A)	862,000	908,058
United Technologies Corp. 4.125%, 11/16/28	562,000	635,984

		1,544,042

Auto Manufacturers—0.1%
General Motors Co. 6.750%, 04/01/46	374,000	427,648

Auto Manufacturers—(Continued)
General Motors Financial Co., Inc. 4.350%, 04/09/25	360,000	375,391

		803,039

Auto Parts & Equipment—0.2%
Lear Corp.
3.800%, 09/15/27	801,000	805,912
4.250%, 05/15/29	340,000	348,112

		1,154,024

Banks—1.8%
ABN AMRO Bank NV 4.800%, 04/18/26 (144A)	800,000	865,891
Banco de Credito del Peru 5.375%, 09/16/20	835,000	857,962
Bank of America Corp.
3.004%, 3M LIBOR + 0.790%, 12/20/23 (d)	510,000	520,868
3.366%, 3M LIBOR + 0.810%, 01/23/26 (d)	591,000	616,138
3.500%, 04/19/26	583,000	620,038
4.100%, 07/24/23	1,270,000	1,356,045
4.125%, 01/22/24	1,357,000	1,461,871
BBVA Bancomer S.A. 6.750%, 09/30/22 (144A) (a)	810,000	884,925
Goldman Sachs Group, Inc. (The) 3.850%, 01/26/27	616,000	653,389
JPMorgan Chase & Co.
3.200%, 01/25/23 (a)	1,756,000	1,813,438
3.782%, 3M LIBOR + 1.337%, 02/01/28 (d)	1,362,000	1,458,975
3.897%, 3M LIBOR + 1.220%, 01/23/49 (d)	400,000	444,384
Morgan Stanley
3.125%, 01/23/23	132,000	135,407
3.875%, 04/29/24	557,000	592,614
4.000%, 07/23/25	396,000	427,084
Wells Fargo & Co. 3.750%, 01/24/24	542,000	574,005

		13,283,034

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc. 8.000%, 11/15/39	706,000	1,105,192
Constellation Brands, Inc. 3.500%, 05/09/27	1,077,000	1,126,682
Diageo Capital plc 2.375%, 10/24/29	381,000	380,951

		2,612,825

Building Materials—0.2%
CRH America Finance, Inc. 4.500%, 04/04/48 (144A)	362,000	389,724
Martin Marietta Materials, Inc. 3.500%, 12/15/27 (a)	297,000	304,835
Masco Corp. 4.375%, 04/01/26	623,000	668,818

		1,363,377

BHFTII-232

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—0.1%
Sherwin-Williams Co. (The) 4.500%, 06/01/47	402,000	$451,088

Commercial Services—0.5%
ERAC USA Finance LLC 7.000%, 10/15/37 (144A)	747,000	1,064,149
Experian Finance plc 4.250%, 02/01/29 (144A)	533,000	598,812
IHS Markit, Ltd.
3.625%, 05/01/24	121,000	125,368
4.000%, 03/01/26 (144A)	696,000	732,888
4.250%, 05/01/29	181,000	194,879
Verisk Analytices, Inc. 4.125%, 03/15/29	762,000	839,760

		3,555,856

Computers—0.3%
Apple, Inc.
2.850%, 02/23/23	1,176,000	1,210,720
3.850%, 05/04/43	370,000	415,124
Dell International LLC / EMC Corp. 4.900%, 10/01/26 (144A) (a)	583,000	624,551

		2,250,395

Diversified Financial Services—0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.650%, 07/21/27 (a)	520,000	529,811
4.875%, 01/16/24	150,000	161,983
Capital One Financial Corp. 3.750%, 03/09/27	820,000	862,400
E*TRADE Financial Corp.
2.950%, 08/24/22	247,000	250,946
3.800%, 08/24/27	338,000	352,695
4.500%, 06/20/28	348,000	379,018
Intercontinental Exchange, Inc.
2.350%, 09/15/22	487,000	490,438
4.000%, 10/15/23	832,000	888,202
Raymond James Financial, Inc. 4.950%, 07/15/46	778,000	930,155
Visa, Inc. 3.150%, 12/14/25	983,000	1,048,106

		5,893,754

Electric—0.8%
Berkshire Hathaway Energy Co. 3.750%, 11/15/23 (a)	440,000	466,374
Duke Energy Corp. 2.650%, 09/01/26	131,000	131,623
Enel Finance International NV
2.650%, 09/10/24 (144A)	650,000	650,771
4.875%, 06/14/29 (144A)	696,000	790,047
Evergy, Inc. 2.900%, 09/15/29	566,000	561,628
Exelon Corp. 3.400%, 04/15/26	1,137,000	1,188,649

Electric—(Continued)
Jersey Central Power & Light Co. 4.300%, 01/15/26 (144A)	474,000	518,969
Oncor Electric Delivery Co. LLC 5.750%, 03/15/29	795,000	1,006,325
PPL Capital Funding, Inc.
3.400%, 06/01/23	480,000	494,057
5.000%, 03/15/44	296,000	345,749

		6,154,192

Environmental Control—0.1%
Republic Services, Inc. 3.950%, 05/15/28	446,000	493,596

Food—0.0%
Conagra Brands, Inc.
5.300%, 11/01/38	82,000	95,511
5.400%, 11/01/48	162,000	192,319

		287,830

Forest Products & Paper—0.1%
Suzano Austria GmbH 6.000%, 01/15/29	520,000	565,240

Gas—0.0%
NiSource, Inc. 5.650%, 02/01/45	176,000	226,939

Healthcare-Products—0.8%
Abbott Laboratories 4.900%, 11/30/46	749,000	966,364
Alcon Finance Corp. 3.800%, 09/23/49 (144A)	200,000	209,888
Becton Dickinson & Co.
3.125%, 11/08/21	344,000	349,818
4.669%, 06/06/47	729,000	861,502
Boston Scientific Corp. 3.750%, 03/01/26	220,000	235,224
Thermo Fisher Scientific, Inc.
2.950%, 09/19/26	851,000	876,701
3.200%, 08/15/27	867,000	906,512
Zimmer Biomet Holdings, Inc.
2.914%, 3M LIBOR + 0.750%, 03/19/21 (d)	313,000	313,005
3.550%, 04/01/25	955,000	1,002,777

		5,721,791

Healthcare-Services—0.3%
HCA, Inc. 5.125%, 06/15/39	245,000	267,939
Laboratory Corp. of America Holdings
3.200%, 02/01/22	213,000	217,333
3.250%, 09/01/24	558,000	577,318
4.700%, 02/01/45	267,000	297,475
Northwell Healthcare, Inc.
3.979%, 11/01/46	57,000	62,443
4.260%, 11/01/47	456,000	509,632

BHFTII-233

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
UnitedHealth Group, Inc. 3.500%, 08/15/39	250,000	$260,396

		2,192,536

Household Products/Wares—0.2%
Reckitt Benckiser Treasury Services plc
2.750%, 06/26/24 (144A)	348,000	354,473
3.625%, 09/21/23 (144A)	1,070,000	1,121,077

		1,475,550

Insurance—0.7%
American International Group, Inc.
4.125%, 02/15/24 (a)	750,000	802,657
4.875%, 06/01/22	1,292,000	1,380,528
Aon Corp. 3.750%, 05/02/29	537,000	573,149
Berkshire Hathaway, Inc. 3.125%, 03/15/26	390,000	412,063
Hartford Financial Services Group, Inc. (The) 3.600%, 08/19/49	325,000	327,074
Liberty Mutual Group, Inc. 3.951%, 10/15/50 (144A)	484,000	486,632
Marsh & McLennan Cos., Inc.
4.750%, 03/15/39	298,000	359,818
4.800%, 07/15/21	920,000	955,471

		5,297,392

Internet—0.3%
Booking Holdings, Inc. 2.750%, 03/15/23	1,315,000	1,346,805
Expedia Group, Inc. 3.250%, 02/15/30 (144A) (a)	665,000	663,279

		2,010,084

Investment Company Security—0.2%
Temasek Financial I, Ltd. 2.375%, 01/23/23 (144A)	1,790,000	1,815,068

Lodging—0.1%
Las Vegas Sands Corp. 3.900%, 08/08/29	326,000	333,811
Marriott International, Inc. 4.000%, 04/15/28	698,000	746,892

		1,080,703

Machinery-Diversified—0.3%
CNH Industrial Capital LLC 4.200%, 01/15/24 (a)	675,000	712,330
Roper Technologies, Inc.
2.950%, 09/15/29 (a)	167,000	167,448
4.200%, 09/15/28	281,000	309,046
Wabtec Corp. 4.950%, 09/15/28	648,000	715,116

		1,903,940

Media—0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.908%, 07/23/25	523,000	574,765
Fox Corp. 4.030%, 01/25/24 (144A)	835,000	888,315
Time Warner Entertainment Co. L.P. 8.375%, 07/15/33	1,240,000	1,715,626

		3,178,706

Mining—0.1%
Glencore Funding LLC 4.125%, 05/30/23 (144A)	468,000	490,504

Oil & Gas—0.3%
Eni S.p.A. 4.750%, 09/12/28 (144A)	617,000	700,190
Equinor ASA 7.750%, 06/15/23	100,000	119,923
Marathon Petroleum Corp. 4.750%, 09/15/44	583,000	626,928
Valero Energy Corp. 4.900%, 03/15/45	896,000	994,905

		2,441,946

Pipelines—0.6%
APT Pipelines, Ltd.
4.200%, 03/23/25 (144A) (a)	1,228,000	1,300,482
4.250%, 07/15/27 (144A)	93,000	100,016
Enterprise Products Operating LLC 4.200%, 01/31/50	281,000	300,471
Kinder Morgan Energy Partners L.P. 4.150%, 02/01/24	691,000	735,201
MPLX L.P. 4.500%, 04/15/38	297,000	308,014
ONEOK, Inc. 4.950%, 07/13/47	869,000	942,718
Plains All Amer Pipeline L.P. / PAA Finance Corp.
3.550%, 12/15/29	268,000	263,468
Sabine Pass Liquefaction LLC 5.000%, 03/15/27	759,000	838,430

		4,788,800

Real Estate Investment Trusts—0.3%
American Tower Corp.
3.000%, 06/15/23	415,000	424,525
3.600%, 01/15/28	415,000	437,372
Crown Castle International Corp. 3.650%, 09/01/27 (a)	1,014,000	1,074,234
GLP Capital L.P. / GLP Financing II, Inc. 5.300%, 01/15/29	574,000	632,669

		2,568,800

Retail—0.3%
Best Buy Co., Inc. 4.450%, 10/01/28 (a)	793,000	861,520

BHFTII-234

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Dollar Tree, Inc.
4.000%, 05/15/25	349,000	$370,032
4.200%, 05/15/28	162,000	174,110
Home Depot, Inc. (The) 3.900%, 06/15/47 (a)	471,000	539,620
Tapestry, Inc. 4.125%, 07/15/27	470,000	479,335

		2,424,617

Semiconductors—0.2%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.500%, 01/15/28	984,000	960,026
3.875%, 01/15/27	348,000	349,799
Broadcom, Inc. 4.250%, 04/15/26 (144A)	495,000	511,392

		1,821,217

Software—0.3%
Fidelity National Information Services, Inc.
4.500%, 08/15/46	210,000	244,470
4.750%, 05/15/48 (a)	498,000	606,754
Fiserv, Inc. 4.400%, 07/01/49	527,000	591,699
Microsoft Corp. 4.250%, 02/06/47	643,000	798,274

		2,241,197

Telecommunications—0.1%
AT&T, Inc. 5.450%, 03/01/47 (a)	548,000	662,073

Trucking & Leasing—0.0%
Avolon Holdings Funding, Ltd. 4.375%, 05/01/26 (144A)	243,000	251,238

Total Corporate Bonds & Notes (Cost $76,765,252)		83,005,393

Mortgage-Backed Securities—2.2%

Collateralized Mortgage Obligations—0.1%
Seasoned Credit Risk Transfer Trust
3.500%, 08/25/58	93,169	100,019
3.500%, 10/25/58	314,738	331,723

		431,742

Commercial Mortgage-Backed Securities—2.1%
AREIT Trust
3.008%, 1M LIBOR + 0.980%, 11/14/35 (144A) (d)	1,169,022	1,169,022
3.328%, 1M LIBOR + 1.300%, 09/14/36 (144A) (d)	1,053,000	1,053,658
Bancorp Commercial Mortgage Trust
2.928%, 1M LIBOR + 0.900%, 09/15/35 (144A) (d)	987,844	987,880
3.566%, 1M LIBOR + 1.300%, 09/15/36 (144A) (d)	1,060,205	1,060,868

Commercial Mortgage-Backed Securities—(Continued)
BANK 3.714%, 04/15/52	875,000	964,320
BDS, Ltd. 3.425%, 1M LIBOR + 1.400%, 08/15/35 (144A) (d)	1,322,500	1,317,871
Commercial Mortgage Trust 3.708%, 07/10/48	1,300,833	1,395,654
CSAIL Commercial Mortgage Trust 3.504%, 06/15/57	738,578	782,821
GS Mortgage Securities Corp. II 3.382%, 05/10/50	1,387,991	1,470,544
JPMBB Commercial Mortgage Securities Trust
3.227%, 10/15/48	1,036,740	1,086,551
3.494%, 01/15/48	1,590,000	1,684,131
Morgan Stanley Bank of America Merrill Lynch Trust 3.536%, 11/15/52	519,442	560,688
Morgan Stanley Capital Trust 3.530%, 06/15/50	470,148	505,885
UBS Commercial Mortgage Trust 2.921%, 09/15/52	743,153	765,446
Wells Fargo Commercial Mortgage Trust 3.540%, 05/15/48	1,410,327	1,501,225

		16,306,564

Total Mortgage-Backed Securities (Cost $16,377,959)		16,738,306

Asset-Backed Securities—2.1%

Asset-Backed - Automobile—0.3%
Avis Budget Rental Car Funding AESOP LLC 3.450%, 03/20/23 (144A)	1,220,000	1,253,091
Chesapeake Funding II LLC
3.028%, 1M LIBOR + 1.000%, 06/15/28 (144A) (d)	105,133	105,214
3.040%, 04/15/30 (144A)	381,182	385,325
Ford Credit Auto Owner Trust 2.310%, 04/15/26 (144A)	425,000	425,003

		2,168,633

Asset-Backed - Home Equity—0.1%
Bayview Financial Revolving Asset Trust 3.644%, 1M LIBOR + 1.600%, 12/28/40 (144A) (d)	393,781	390,650
GMAC Home Equity Loan Trust
5.805%, 10/25/36 (d)	103,678	109,522
Home Equity Loan Trust 5.320%, 12/25/35 (d)	180,298	176,937

		677,109

Asset-Backed - Other—1.7%
ALM, Ltd.
2.604%, 3M LIBOR + 1.250%, 10/18/27 (144A) (d)	849,000	845,578
3.703%, 3M LIBOR + 1.400%, 10/15/27 (144A) (d)	1,395,000	1,385,397
American Tower Trust I 3.070%, 03/15/48 (144A)	1,000,000	1,016,114

BHFTII-235

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Asset-Backed - Other—(Continued)
BDS, Ltd. 3.128%, 1M LIBOR + 1.100%, 08/15/36 (144A) (d)	757,500	$757,737
Cutwater, Ltd. 3.523%, 3M LIBOR + 1.220%, 01/15/29 (144A) (d)	1,395,000	1,396,034
Dryden 55 CLO, Ltd. 3.323%, 3M LIBOR + 1.020%, 04/15/31 (144A) (d)	1,430,000	1,421,206
Dryden Senior Loan Fund 3.203%, 3M LIBOR + 0.900%, 04/15/29 (144A) (d)	663,000	661,636
Figueroa CLO, Ltd. 3.803%, 3M LIBOR + 1.500%, 01/15/27 (144A) (d)	420,000	418,827
Fort Credit LLC 4.117%, 11/16/35 (144A)	518,500	518,486
KREF, Ltd. 3.125%, 1M LIBOR + 1.100%, 06/15/36 (144A) (d)	691,000	691,864
Mountain Hawk CLO, Ltd. 4.100%, 3M LIBOR + 1.800%, 04/18/25 (144A) (d)	1,463,576	1,462,773
Navistar Financial Dealer Note Master Trust 2.648%, 1M LIBOR + 0.630%, 09/25/23 (144A) (d)	808,000	808,995
Neuberger Berman CLO, Ltd. 3.103%, 3M LIBOR + 0.800%, 01/15/28 (144A) (d)	600,000	598,969
Oaktree CLO, Ltd. 3.628%, 3M LIBOR + 1.350%, 10/20/27 (144A) (d)	254,518	251,986
Small Business Administration Participation Certificates
4.350%, 07/01/23	68,948	71,251
4.770%, 04/01/24	5,636	5,865
4.950%, 03/01/25	30,907	32,311
4.990%, 09/01/24	16,370	17,105
5.110%, 08/01/25	42,629	45,030
5.180%, 05/01/24	7,679	8,054
5.520%, 06/01/24	20,740	21,842
Sound Point CLO, Ltd. 3.168%, 3M LIBOR + 0.890%, 01/20/28 (144A) (d)	365,000	363,582

		12,800,642

Total Asset-Backed Securities (Cost $15,600,253)		15,646,384

Convertible Preferred Stocks—0.4%

Health Care Equipment & Supplies—0.1%
Danaher Corp. 4.750%, 04/15/22 (a)	418	476,541

Multi-Utilities—0.3%
CenterPoint Energy, Inc. 7.000%, 09/01/21	49,976	2,611,746

Total Convertible Preferred Stocks (Cost $2,976,835)		3,088,287

Municipals—0.4%
New Jersey Economic Development Authority 7.425%, 02/15/29	800,000	1,021,920
New Jersey State Turnpike Authority, Build America Bond 7.414%, 01/01/40	1,050,000	1,691,865

Total Municipals (Cost $2,116,005)		2,713,785

Preferred Stock—0.1%

Technology Hardware, Storage & Peripherals—0.1%
Samsung Electronics Co., Ltd. (Cost $493,136)	14,732	484,172

Short-Term Investment—1.3%

Discount Note—1.3%
Federal Home Loan Bank Zero Coupon, 10/01/19	9,589,000	9,589,000

Total Short-Term Investments (Cost $9,589,000)		9,589,000

Securities Lending Reinvestments (f)—8.5%

Certificates of Deposit—1.3%
BNP Paribas S.A. New York 2.289%, 3M LIBOR + 0.050%, 11/06/19 (d)	1,000,000	1,000,185
Canadian Imperial Bank of Commerce 2.180%, FEDEFF PRV + 0.350%, 08/06/20 (d)	3,000,000	3,000,015
Chiba Bank, Ltd. 2.270%, 10/08/19	3,000,000	3,000,084
Credit Industriel et Commercial 2.260%, 1M LIBOR + 0.160%, 01/03/20 (d)	1,000,000	999,874
DZ Bank AG Zero Coupon, 11/18/19	1,988,603	1,994,360

		9,994,518

Commercial Paper—1.0%
Agricultural Bank of China 2.295%, 12/11/19	994,263	995,388
Bank of China, Ltd. 2.290%, 12/09/19	497,138	497,723
China Construction Bank Corp.
2.470%, 10/18/19	993,756	998,858
2.500%, 10/01/19	2,000,000	2,000,016
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (d)	1,000,000	1,000,028
Sumitomo Mitsui Banking Corp. 2.187%, 1M LIBOR + 0.130%, 01/06/20 (d)	2,000,000	1,999,744

		7,491,757

BHFTII-236

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—5.9%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $4,800,256; collateralized by various Common Stock with an aggregate market value of $5,280,001.	4,800,000	$4,800,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $1,106,381; collateralized by various Common Stock with an aggregate market value of $1,210,000.	1,100,000	1,100,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $1,503,165; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $6,899,853; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $7,037,498.	6,899,507	6,899,507
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $2,200,122; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $2,448,604.	2,200,000	2,200,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $2,300,903; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $2,556,237.	2,300,000	2,300,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $8,003,142; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $8,891,260.	8,000,000	8,000,000
Nomura Securities International, Inc. Repurchase Agreement dated 09/30/19 at 2.350%, due on 10/01/19 with a maturity value of $5,000,326; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.250%, maturity dates ranging from 11/15/19 - 02/15/49, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $3,000,164; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $3,333,186.	3,000,000	3,000,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $2,000,110; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,222,124.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $1,500,583; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,666,593.	1,500,000	1,500,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $1,700,661; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,888,805.	1,700,000	1,700,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $4,501,750; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $4,999,779.	4,500,000	4,500,000

		44,499,507

Time Deposit—0.3%
Nordea Bank New York 1.760%, 10/01/19	2,000,000	2,000,000

Total Securities Lending Reinvestments (Cost $63,985,801)		63,985,782

Total Investments—109.9% (Cost $701,087,863)		825,028,628
Other assets and liabilities (net)—(9.9)%		(74,260,962)

Net Assets—100.0%		$750,767,666

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $62,439,255 and the collateral received consisted of cash in the amount of $63,973,267. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	Interest only security.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the market value of 144A securities was $37,669,105, which is 5.0% of net assets.

BHFTII-237

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$12,724,867	$—	$—	$12,724,867
Air Freight & Logistics	1,049,384	—	—	1,049,384
Airlines	1,144,742	—	—	1,144,742
Auto Components	6,398,325	—	—	6,398,325
Automobiles	166,829	—	—	166,829
Banks	48,299,491	1,372,975	—	49,672,466
Beverages	3,745,974	3,222,748	—	6,968,722
Building Products	7,945,682	—	—	7,945,682
Capital Markets	25,730,456	—	—	25,730,456
Chemicals	12,607,423	—	—	12,607,423
Commercial Services & Supplies	—	416,932	—	416,932
Communications Equipment	4,568,004	—	—	4,568,004
Consumer Finance	1,811,906	—	—	1,811,906
Containers & Packaging	904,758	—	—	904,758
Diversified Financial Services	—	686,919	—	686,919
Diversified Telecommunication Services	2,203,442	—	—	2,203,442
Electric Utilities	15,907,323	—	—	15,907,323
Electrical Equipment	7,035,379	419,208	—	7,454,587
Electronic Equipment, Instruments & Components	—	2,044,726	—	2,044,726
Energy Equipment & Services	1,644,602	—	—	1,644,602
Entertainment	1,128,549	—	—	1,128,549
Equity Real Estate Investment Trusts	9,807,985	—	—	9,807,985
Food & Staples Retailing	3,044,147	—	—	3,044,147
Food Products	7,681,914	5,956,607	—	13,638,521
Health Care Equipment & Supplies	21,099,620	—	—	21,099,620
Health Care Providers & Services	11,524,293	—	—	11,524,293
Hotels, Restaurants & Leisure	5,295,264	—	—	5,295,264
Household Durables	2,002,937	—	—	2,002,937
Household Products	4,092,011	1,294,693	—	5,386,704
Industrial Conglomerates	9,407,126	—	—	9,407,126
Insurance	24,639,606	2,524,536	—	27,164,142
Interactive Media & Services	2,618,372	—	—	2,618,372

BHFTII-238

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Internet & Direct Marketing Retail	$3,213,170	$—	$—	$3,213,170
IT Services	17,059,606	—	—	17,059,606
Life Sciences Tools & Services	5,394,029	—	—	5,394,029
Machinery	13,831,083	—	—	13,831,083
Media	13,807,561	—	—	13,807,561
Metals & Mining	—	1,648,173	—	1,648,173
Multi-Utilities	3,764,437	—	—	3,764,437
Multiline Retail	5,198,295	—	—	5,198,295
Oil, Gas & Consumable Fuels	18,562,726	4,402,678	—	22,965,404
Pharmaceuticals	26,168,480	5,469,967	—	31,638,447
Professional Services	2,222,305	—	—	2,222,305
Road & Rail	8,714,108	—	—	8,714,108
Semiconductors & Semiconductor Equipment	15,453,673	—	—	15,453,673
Software	14,922,502	—	—	14,922,502
Specialty Retail	1,221,805	—	—	1,221,805
Technology Hardware, Storage & Peripherals	2,874,431	—	—	2,874,431
Textiles, Apparel & Luxury Goods	1,742,843	1,204,957	—	2,947,800
Tobacco	5,356,483	2,326,026	—	7,682,509
Total Common Stocks	415,737,948	32,991,145	—	448,729,093
Total U.S. Treasury & Government Agencies*	—	181,048,426	—	181,048,426
Total Corporate Bonds & Notes*	—	83,005,393	—	83,005,393
Total Mortgage-Backed Securities*	—	16,738,306	—	16,738,306
Total Asset-Backed Securities*	—	15,646,384	—	15,646,384
Total Convertible Preferred Stocks*	3,088,287	—	—	3,088,287
Total Municipals*	—	2,713,785	—	2,713,785
Total Preferred Stock*	—	484,172	—	484,172
Total Short-Term Investment*	—	9,589,000	—	9,589,000
Total Securities Lending Reinvestments*	—	63,985,782	—	63,985,782
Total Investments	$418,826,235	$406,202,393	$—	$825,028,628

Collateral for Securities Loaned (Liability)	$—	$(63,973,267)	$—	$(63,973,267)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-239

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.6%
Lockheed Martin Corp.	100,323	$39,131,989
Northrop Grumman Corp.	204,658	76,703,772
United Technologies Corp.	292,373	39,914,762

		155,750,523

Auto Components—1.0%
Aptiv plc	336,172	29,388,156
Lear Corp.	46,415	5,472,329

		34,860,485

Automobiles—0.1%
Harley-Davidson, Inc. (a)	100,333	3,608,978

Banks—14.0%
BB&T Corp.	948,468	50,619,737
Citigroup, Inc.	1,076,053	74,333,741
JPMorgan Chase & Co.	1,316,450	154,933,001
PNC Financial Services Group, Inc. (The) (a)	332,467	46,598,575
U.S. Bancorp	1,316,735	72,868,115
Wells Fargo & Co.	1,486,480	74,978,051

		474,331,220

Beverages—1.8%
Diageo plc	1,043,643	42,706,029
PepsiCo, Inc.	138,614	19,003,979

		61,710,008

Building Products—1.6%
Johnson Controls International plc (a)	1,240,803	54,458,844

Capital Markets—6.5%
Bank of New York Mellon Corp. (The)	615,342	27,819,612
BlackRock, Inc.	68,895	30,702,368
Goldman Sachs Group, Inc. (The)	258,951	53,662,415
Moody’s Corp. (a)	138,221	28,311,807
Nasdaq, Inc. (a)	391,931	38,938,345
State Street Corp.	375,710	22,238,275
T. Rowe Price Group, Inc. (a)	144,523	16,511,753

		218,184,575

Chemicals—3.8%
Corteva, Inc.	141,937	3,974,236
DuPont de Nemours, Inc.	356,937	25,453,177
PPG Industries, Inc. (a)	522,470	61,917,920
Sherwin-Williams Co. (The) (a)	67,615	37,179,460

		128,524,793

Consumer Finance—0.8%
American Express Co.	215,859	25,531,802

Diversified Telecommunication Services—0.5%
Verizon Communications, Inc.	274,191	16,550,169

Electric Utilities—5.9%
Duke Energy Corp. (a)	783,613	75,117,142
FirstEnergy Corp.	965,562	46,569,056
Southern Co. (The) (a)	990,295	61,170,522
Xcel Energy, Inc. (a)	270,473	17,550,993

		200,407,713

Electrical Equipment—1.1%
Eaton Corp. plc (a)	457,031	38,002,128

Energy Equipment & Services—0.8%
Schlumberger, Ltd.	772,170	26,385,049

Equity Real Estate Investment Trusts—0.4%
Public Storage	55,777	13,680,425

Food Products—3.3%
Archer-Daniels-Midland Co.	433,688	17,811,566
Danone S.A.	189,309	16,673,571
General Mills, Inc. (a)	88,998	4,905,570
J.M. Smucker Co. (The) (a)	114,005	12,542,830
Nestle S.A.	550,150	59,677,021

		111,610,558

Health Care Equipment & Supplies—6.1%
Abbott Laboratories	534,187	44,695,426
Danaher Corp.	422,450	61,014,454
Medtronic plc	915,704	99,463,768

		205,173,648

Health Care Providers & Services—2.3%
Cigna Corp.	358,501	54,416,867
McKesson Corp. (a)	171,044	23,374,873

		77,791,740

Household Products—1.2%
Colgate-Palmolive Co. (a)	95,738	7,037,700
Kimberly-Clark Corp.	87,171	12,382,641
Procter & Gamble Co. (The)	62,491	7,772,631
Reckitt Benckiser Group plc	186,170	14,519,192

		41,712,164

Industrial Conglomerates—2.9%
3M Co. (a)	180,206	29,625,866
Honeywell International, Inc.	402,604	68,120,597

		97,746,463

Insurance—8.0%
Aon plc	405,277	78,449,469
Chubb, Ltd.	448,040	72,331,578
Marsh & McLennan Cos., Inc.	357,704	35,788,285
Travelers Cos., Inc. (The)	570,182	84,780,361

		271,349,693

BHFTII-240

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—5.9%
Accenture plc - Class A (a)	468,337	$90,084,622
Cognizant Technology Solutions Corp. - Class A	221,631	13,356,592
DXC Technology Co. (a)	92,716	2,735,122
Fidelity National Information Services, Inc.	342,422	45,459,945
Fiserv, Inc. (b)	464,284	48,095,179

		199,731,460

Life Sciences Tools & Services—1.3%
Thermo Fisher Scientific, Inc.	156,606	45,614,630

Machinery—3.7%
Illinois Tool Works, Inc. (a)	342,480	53,594,695
Ingersoll-Rand plc	282,374	34,791,301
Stanley Black & Decker, Inc.	248,613	35,902,203

		124,288,199

Media—3.3%
Comcast Corp. - Class A (a)	2,235,125	100,759,435
Omnicom Group, Inc. (a)	125,964	9,862,981

		110,622,416

Oil, Gas & Consumable Fuels—2.7%
Chevron Corp. (a)	231,304	27,432,654
EOG Resources, Inc.	247,580	18,375,388
Exxon Mobil Corp. (a)	335,472	23,687,678
Pioneer Natural Resources Co.	54,666	6,875,343
Suncor Energy, Inc.	482,740	15,227,161

		91,598,224

Pharmaceuticals—6.8%
Johnson & Johnson	824,406	106,661,648
Merck & Co., Inc.	442,252	37,228,773
Novartis AG	85,399	7,413,940
Pfizer, Inc.	1,777,240	63,856,233
Roche Holding AG	49,967	14,571,633

		229,732,227

Professional Services—0.9%
Equifax, Inc.	213,896	30,088,750

Road & Rail—1.8%
Canadian National Railway Co.	219,732	19,745,118
Union Pacific Corp.	257,428	41,698,187

		61,443,305

Semiconductors & Semiconductor Equipment—3.5%
Analog Devices, Inc. (a)	228,581	25,539,355
NXP Semiconductors NV	129,001	14,076,589
Texas Instruments, Inc.	598,575	77,359,833

		116,975,777

Textiles, Apparel & Luxury Goods—0.2%
Hanesbrands, Inc.	355,502	5,446,291

Tobacco—1.8%
Altria Group, Inc.	329,614	13,481,213
Philip Morris International, Inc.	630,966	47,909,248

		61,390,461

Total Common Stocks (Cost $2,444,846,554)		3,334,302,718

Short-Term Investment—1.4%

Discount Note—1.4%
Federal Home Loan Bank Zero Coupon, 10/01/19	46,334,000	46,334,000

Total Short-Term Investments (Cost $46,334,000)		46,334,000

Securities Lending Reinvestments (c)—8.0%

Certificates of Deposit—5.6%
Banco Del Estado De Chile New York
2.206%, 1M LIBOR + 0.160%, 11/22/19 (d)	5,000,000	4,999,725
2.222%, 1M LIBOR + 0.180%, 10/09/19 (d)	5,000,000	5,000,000
Bank of Montreal (Chicago)
1.990%, SOFR + 0.170%, 02/07/20 (d)	5,000,000	5,001,055
2.150%, 1M LIBOR + 0.100%, 10/11/19 (d)	5,000,000	4,999,910
Bank of Nova Scotia
2.198%, 1M LIBOR + 0.170%, 05/15/20 (d)	8,000,000	7,996,464
2.481%, 3M LIBOR + 0.170%, 01/09/20 (d)	5,000,000	5,002,085
Barclays Bank plc 2.297%, 1M LIBOR + 0.230%, 02/05/20 (d)	3,000,000	2,997,906
Canadian Imperial Bank of Commerce 2.278%, 1M LIBOR + 0.250%, 10/15/19 (d)	4,000,000	4,000,136
Chiba Bank, Ltd. 2.270%, 10/08/19	5,000,000	5,000,140
Commonwealth Bank of Australia 2.200%, 1M LIBOR + 0.175%, 04/16/20 (d)	7,000,000	6,997,130
Cooperative Rabobank UA 2.439%, 3M LIBOR + 0.150%, 01/08/20 (d)	10,000,000	10,000,190
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (d)	10,000,000	10,001,430
Credit Industriel et Commercial 2.227%, 1M LIBOR + 0.160%, 03/05/20 (d)	5,000,000	4,998,745
Credit Suisse AG 2.219%, 1M LIBOR + 0.130%, 11/04/19 (d)	3,000,000	2,999,760
DZ Bank AG
Zero Coupon, 10/18/19	9,939,798	9,989,500
Zero Coupon, 10/23/19	5,964,485	5,991,960
KBC Bank NV
2.080%, 03/12/20	2,000,000	2,000,200
2.220%, 12/03/19	4,000,000	4,000,960

BHFTII-241

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Mizuho Bank, Ltd.
Zero Coupon, 10/23/19	3,976,323	$3,994,640
2.174%, 1M LIBOR + 0.120%, 11/27/19 (d)	7,000,000	6,999,867
MUFG Bank Ltd. 2.216%, 1M LIBOR + 0.170%, 02/24/20 (d)	6,000,000	5,999,382
National Australia Bank, Ltd. 2.232%, 1M LIBOR + 0.190%, 04/08/20 (d)	6,000,000	5,999,040
Natixis New York 2.323%, 3M LIBOR + 0.070%, 11/01/19 (d)	3,000,000	3,000,435
Royal Bank of Canada New York 2.110%, SOFR + 0.290%, 07/16/20 (d)	5,000,000	5,001,575
Standard Chartered Bank
2.158%, 1M LIBOR + 0.130%, 11/15/19 (d)	7,000,000	7,000,119
2.180%, FEDEFF PRV + 0.350%, 02/26/20 (d)	5,000,000	4,999,975
Sumitomo Mitsui Banking Corp.
2.172%, 1M LIBOR + 0.130%, 12/09/19 (d)	5,000,000	4,999,350
2.216%, 1M LIBOR + 0.170%, 01/21/20 (d)	3,000,000	2,999,958
Sumitomo Mitsui Trust Bank, Ltd. 2.184%, 1M LIBOR + 0.140%, 11/20/19 (d)	3,000,000	2,999,940
Svenska Handelsbanken AB
2.247%, 1M LIBOR + 0.180%, 06/05/20 (d)	4,000,000	3,998,120
2.266%, 1M LIBOR + 0.220%, 07/22/20 (d)	7,000,000	6,997,844
2.344%, 1M LIBOR + 0.300%, 10/31/19 (d)	3,500,000	3,500,504
Toronto-Dominion Bank 2.269%, 1M LIBOR + 0.180%, 06/03/20 (d)	3,000,000	2,999,914
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (d)	15,000,000	14,999,946

		188,467,905

Commercial Paper—1.9%
Agricultural Bank of China 2.295%, 12/11/19	994,263	995,388
Bank of China, Ltd.
2.290%, 12/09/19	994,275	995,447
2.470%, 10/11/19	9,941,269	9,992,890
Cafco LLC 2.120%, 10/31/19	996,290	998,181
China Construction Bank Corp.
2.470%, 10/18/19	993,756	998,858
2.500%, 10/01/19	3,000,000	3,000,024
Industrial & Commercial Bank of China, Corp. 2.470%, 10/25/19	2,981,063	2,995,908
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (d)	7,000,000	7,001,134
LMA S.A. & LMA Americas, Corp. 2.610%, 10/03/19	1,973,465	1,999,642
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (d)	7,000,000	7,000,196
Societe Generale 2.555%, 3M LIBOR + 0.410%, 12/18/19 (d)	3,002,544	3,002,745
Sumitomo Mitsui Banking Corp. 2.187%, 1M LIBOR + 0.130%, 01/06/20 (d)	5,000,000	4,999,360
Thunder Bay Funding LLC 2.167%, 1M LIBOR + 0.100%, 12/05/19 (d)	7,000,000	6,999,300

Commercial Paper—(Continued)
UBS AG 2.286%, 1M LIBOR + 0.240%, 01/27/20 (d)	8,000,000	8,000,000
Westpac Banking Corp. 2.194%, 1M LIBOR + 0.150%, 05/29/20 (d)	3,999,506	3,997,956

		62,977,029

Repurchase Agreements—0.5%
BofA Securities, Inc. Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $3,620,884; collateralized by various Common Stock with an aggregate market value of $3,960,001.	3,600,000	3,600,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $4,024,840; collateralized by various Common Stock with an aggregate market value of $4,400,452.	4,000,000	4,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $10,522,152; collateralized by various Common Stock with an aggregate market value of $11,550,000.	10,500,000	10,500,000

		18,100,000

Total Securities Lending Reinvestments (Cost $269,552,472)		269,544,934

Total Investments—108.0% (Cost $2,760,733,026)		3,650,181,652
Other assets and liabilities (net)—(8.0)%		(269,221,495)

Net Assets—100.0%		$3,380,960,157

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $263,832,294 and the collateral received consisted of cash in the amount of $269,012,562. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Index Abbreviations:

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-242

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$155,750,523	$—	$—	$155,750,523
Auto Components	34,860,485	—	—	34,860,485
Automobiles	3,608,978	—	—	3,608,978
Banks	474,331,220	—	—	474,331,220
Beverages	19,003,979	42,706,029	—	61,710,008
Building Products	54,458,844	—	—	54,458,844
Capital Markets	218,184,575	—	—	218,184,575
Chemicals	128,524,793	—	—	128,524,793
Consumer Finance	25,531,802	—	—	25,531,802
Diversified Telecommunication Services	16,550,169	—	—	16,550,169
Electric Utilities	200,407,713	—	—	200,407,713
Electrical Equipment	38,002,128	—	—	38,002,128
Energy Equipment & Services	26,385,049	—	—	26,385,049
Equity Real Estate Investment Trusts	13,680,425	—	—	13,680,425
Food Products	35,259,966	76,350,592	—	111,610,558
Health Care Equipment & Supplies	205,173,648	—	—	205,173,648
Health Care Providers & Services	77,791,740	—	—	77,791,740
Household Products	27,192,972	14,519,192	—	41,712,164
Industrial Conglomerates	97,746,463	—	—	97,746,463
Insurance	271,349,693	—	—	271,349,693
IT Services	199,731,460	—	—	199,731,460
Life Sciences Tools & Services	45,614,630	—	—	45,614,630
Machinery	124,288,199	—	—	124,288,199
Media	110,622,416	—	—	110,622,416
Oil, Gas & Consumable Fuels	91,598,224	—	—	91,598,224
Pharmaceuticals	207,746,654	21,985,573	—	229,732,227
Professional Services	30,088,750	—	—	30,088,750
Road & Rail	61,443,305	—	—	61,443,305
Semiconductors & Semiconductor Equipment	116,975,777	—	—	116,975,777
Textiles, Apparel & Luxury Goods	5,446,291	—	—	5,446,291
Tobacco	61,390,461	—	—	61,390,461
Total Common Stocks	3,178,741,332	155,561,386	—	3,334,302,718
Total Short-Term Investment*	—	46,334,000	—	46,334,000
Total Securities Lending Reinvestments*	—	269,544,934	—	269,544,934
Total Investments	$3,178,741,332	$471,440,320	$—	$3,650,181,652

Collateral for Securities Loaned (Liability)	$—	$(269,012,562)	$—	$(269,012,562)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-243

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.3%
Astronics Corp. (a)	96,581	$2,837,550

Air Freight & Logistics—0.5%
Forward Air Corp.	83,116	5,296,151

Airlines—0.7%
Allegiant Travel Co.	45,280	6,776,605

Auto Components—2.2%
Fox Factory Holding Corp. (a)	228,730	14,236,155
LCI Industries	91,475	8,401,979

		22,638,134

Banks—11.0%
Bank of Hawaii Corp.	172,725	14,842,259
Bank OZK	240,451	6,557,099
BOK Financial Corp.	100,682	7,968,980
Columbia Banking System, Inc.	236,580	8,729,802
Community Bank System, Inc.	152,302	9,395,510
Cullen/Frost Bankers, Inc.	120,623	10,681,167
CVB Financial Corp.	508,615	10,614,795
First Financial Bankshares, Inc.	412,290	13,741,626
First Hawaiian, Inc.	469,755	12,542,458
Glacier Bancorp, Inc.	176,030	7,122,174
Lakeland Financial Corp.	73,365	3,226,593
LegacyTexas Financial Group, Inc.	182,330	7,936,825

		113,359,288

Beverages—0.4%
MGP Ingredients, Inc.	74,890	3,720,535

Biotechnology—1.2%
Abcam plc	212,230	2,987,772
Emergent BioSolutions, Inc. (a)	173,925	9,092,799

		12,080,571

Building Products—1.0%
AAON, Inc.	223,827	10,282,612

Capital Markets—3.4%
Artisan Partners Asset Management, Inc. - Class A	113,795	3,213,571
Brightsphere Investment Group, Inc.	104,570	1,036,289
FactSet Research Systems, Inc.	24,580	5,972,203
Hamilton Lane, Inc. - Class A	27,895	1,588,899
Houlihan Lokey, Inc.	113,730	5,129,223
MarketAxess Holdings, Inc.	54,285	17,778,337

		34,718,522

Chemicals—2.2%
Chase Corp.	52,460	5,738,599
Ingevity Corp. (a)	50,545	4,288,238
NewMarket Corp.	11,807	5,573,967
Quaker Chemical Corp.	45,905	7,259,417

		22,860,221

Commercial Services & Supplies—3.7%
IAA, Inc. (a)	127,510	5,320,992
MSA Safety, Inc.	99,710	10,879,358
Rollins, Inc.	344,205	11,727,065
Tetra Tech, Inc.	51,685	4,484,191
UniFirst Corp.	30,685	5,987,257

		38,398,863

Communications Equipment—0.9%
NetScout Systems, Inc. (a)	409,335	9,439,265

Construction & Engineering—0.9%
Valmont Industries, Inc.	63,895	8,845,624

Construction Materials—1.0%
Eagle Materials, Inc.	117,630	10,587,876

Containers & Packaging—1.3%
AptarGroup, Inc.	111,319	13,185,736

Distributors—2.8%
Pool Corp.	141,775	28,596,017

Diversified Consumer Services—1.4%
Bright Horizons Family Solutions, Inc. (a)	97,980	14,941,950

Electrical Equipment—0.2%
AZZ, Inc.	39,705	1,729,550

Electronic Equipment, Instruments & Components—6.0%
Cognex Corp.	207,205	10,179,981
Littelfuse, Inc.	75,125	13,320,414
nLight, Inc. (a)	17,145	268,491
Novanta, Inc. (a)	129,675	10,597,041
Rogers Corp. (a)	126,165	17,248,017
Zebra Technologies Corp. - Class A (a)	48,492	10,007,294

		61,621,238

Energy Equipment & Services—1.2%
Apergy Corp. (a)	122,730	3,319,847
Cactus, Inc. - Class A (a)	140,445	4,064,478
Pason Systems, Inc.	381,275	4,652,775

		12,037,100

Food & Staples Retailing—0.2%
Grocery Outlet Holding Corp. (a)	74,965	2,599,786

Food Products—2.0%
Calavo Growers, Inc.	59,625	5,675,108
J&J Snack Foods Corp.	37,454	7,191,168
Lancaster Colony Corp.	57,010	7,904,436

		20,770,712

Health Care Equipment & Supplies—8.2%
Atrion Corp.	11,775	9,174,727
Cantel Medical Corp.	126,847	9,488,156

BHFTII-244

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Haemonetics Corp. (a)	151,146	$19,065,556
Heska Corp. (a)	37,360	2,647,703
IDEXX Laboratories, Inc. (a)	56,035	15,237,598
Neogen Corp. (a)	77,800	5,298,958
West Pharmaceutical Services, Inc.	164,116	23,274,931

		84,187,629

Health Care Providers & Services—3.3%
Chemed Corp.	48,846	20,396,624
National Research Corp.	71,995	4,157,711
U.S. Physical Therapy, Inc.	74,965	9,786,681

		34,341,016

Health Care Technology—0.1%
Simulations Plus, Inc.	35,825	1,243,127

Hotels, Restaurants & Leisure—0.7%
Texas Roadhouse, Inc.	144,340	7,580,737

Household Products—2.5%
Church & Dwight Co., Inc.	180,785	13,602,263
WD-40 Co.	65,970	12,108,134

		25,710,397

Industrial Conglomerates—0.3%
Raven Industries, Inc.	100,329	3,357,008

Insurance—1.9%
AMERISAFE, Inc.	106,195	7,020,552
RLI Corp.	131,340	12,202,799

		19,223,351

IT Services—1.3%
Computer Services, Inc.	15,675	713,213
Jack Henry & Associates, Inc.	88,550	12,925,643

		13,638,856

Life Sciences Tools & Services—2.5%
Bio-Techne Corp.	95,975	18,779,428
ICON plc (a)	49,547	7,300,255

		26,079,683

Machinery—6.0%
Graco, Inc.	130,405	6,003,846
Kadant, Inc.	23,495	2,062,626
Lindsay Corp.	46,020	4,272,957
Middleby Corp. (The) (a)	69,355	8,107,600
Nordson Corp.	63,857	9,339,725
RBC Bearings, Inc. (a)	100,385	16,654,875
Toro Co. (The)	206,115	15,108,229

		61,549,858

Media—2.9%
Cable One, Inc.	7,750	9,723,925

Media—(Continued)
Gray Television, Inc. (a)	240,485	3,924,715
Nexstar Media Group, Inc. - Class A	155,280	15,886,697

		29,535,337

Multiline Retail—0.4%
Ollie’s Bargain Outlet Holdings, Inc. (a)	68,115	3,994,264

Oil, Gas & Consumable Fuels—1.1%
Matador Resources Co. (a)	340,355	5,626,068
WPX Energy, Inc. (a)	501,910	5,315,227

		10,941,295

Paper & Forest Products—0.7%
Stella-Jones, Inc.	234,970	6,865,448

Professional Services—1.7%
Exponent, Inc.	254,247	17,771,865

Real Estate Management & Development—1.0%
FirstService Corp.	99,055	10,160,071

Semiconductors & Semiconductor Equipment—4.0%
Cabot Microelectronics Corp.	105,005	14,827,756
MKS Instruments, Inc.	96,590	8,913,325
Power Integrations, Inc.	193,820	17,527,143

		41,268,224

Software—10.8%
Altair Engineering, Inc. - Class A (a)	135,960	4,706,935
Aspen Technology, Inc. (a)	210,475	25,905,263
Fair Isaac Corp. (a)	71,280	21,634,906
Manhattan Associates, Inc. (a)	298,881	24,110,730
Model N, Inc. (a)	108,360	3,008,074
Qualys, Inc. (a)	170,905	12,915,291
Tyler Technologies, Inc. (a)	72,565	19,048,312

		111,329,511

Specialty Retail—3.3%
Asbury Automotive Group, Inc. (a)	79,435	8,128,584
Floor & Decor Holdings, Inc. - Class A (a)	133,440	6,825,456
Lithia Motors, Inc. - Class A	52,990	7,014,816
Monro, Inc.	92,095	7,276,426
Tractor Supply Co.	55,630	5,031,177

		34,276,459

Trading Companies & Distributors—1.8%
Applied Industrial Technologies, Inc.	36,216	2,057,069
Richelieu Hardware, Ltd.	160,905	3,104,300
SiteOne Landscape Supply, Inc. (a)	66,035	4,887,911
Watsco, Inc.	50,340	8,516,521

		18,565,801

Total Common Stocks (Cost $635,570,867)		1,018,943,843

BHFTII-245

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Short-Term Investment—0.7%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $7,001,896; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $7,141,981.	7,001,741	$7,001,741

Total Short-Term Investments (Cost $7,001,741)		7,001,741

Total Investments—99.7% (Cost $642,572,608)		1,025,945,584
Other assets and liabilities (net)—0.3%		3,096,761

Net Assets—100.0%		$1,029,042,345

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$2,837,550	$—	$—	$2,837,550
Air Freight & Logistics	5,296,151	—	—	5,296,151
Airlines	6,776,605	—	—	6,776,605
Auto Components	22,638,134	—	—	22,638,134
Banks	113,359,288	—	—	113,359,288
Beverages	3,720,535	—	—	3,720,535
Biotechnology	9,092,799	2,987,772	—	12,080,571
Building Products	10,282,612	—	—	10,282,612
Capital Markets	34,718,522	—	—	34,718,522
Chemicals	22,860,221	—	—	22,860,221
Commercial Services & Supplies	33,077,870	—	—	33,077,870
Communications Equipment	9,439,265	—	—	9,439,265
Construction & Engineering	8,845,624	—	—	8,845,624
Construction Materials	10,587,876	—	—	10,587,876
Containers & Packaging	13,185,736	—	—	13,185,736
Distributors	33,917,010	—	—	33,917,010
Diversified Consumer Services	14,941,950	—	—	14,941,950
Electrical Equipment	1,729,550	—	—	1,729,550
Electronic Equipment, Instruments & Components	61,621,238	—	—	61,621,238
Energy Equipment & Services	12,037,100	—	—	12,037,100
Food & Staples Retailing	2,599,786	—	—	2,599,786

BHFTII-246

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Food Products	$20,770,712	$—	$—	$20,770,712
Health Care Equipment & Supplies	84,187,629	—	—	84,187,629
Health Care Providers & Services	34,341,016	—	—	34,341,016
Health Care Technology	1,243,127	—	—	1,243,127
Hotels, Restaurants & Leisure	7,580,737	—	—	7,580,737
Household Products	25,710,397	—	—	25,710,397
Industrial Conglomerates	3,357,008	—	—	3,357,008
Insurance	19,223,351	—	—	19,223,351
IT Services	13,638,856	—	—	13,638,856
Life Sciences Tools & Services	26,079,683	—	—	26,079,683
Machinery	61,549,858	—	—	61,549,858
Media	29,535,337	—	—	29,535,337
Multiline Retail	3,994,264	—	—	3,994,264
Oil, Gas & Consumable Fuels	10,941,295	—	—	10,941,295
Paper & Forest Products	—	6,865,448	—	6,865,448
Professional Services	17,771,865	—	—	17,771,865
Real Estate Management & Development	10,160,071	—	—	10,160,071
Semiconductors & Semiconductor Equipment	41,268,224	—	—	41,268,224
Software	111,329,511	—	—	111,329,511
Specialty Retail	34,276,459	—	—	34,276,459
Trading Companies & Distributors	15,461,501	3,104,300	—	18,565,801
Total Common Stocks	1,005,986,323	12,957,520	—	1,018,943,843
Total Short-Term Investment*	—	7,001,741	—	7,001,741
Total Investments	$1,005,986,323	$19,959,261	$—	$1,025,945,584

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-247

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—5.2%
Boeing Co. (The)	253,245	$96,352,125
Northrop Grumman Corp.	58,225	21,822,148

		118,174,273

Auto Components—1.2%
Aptiv plc	320,929	28,055,613

Automobiles—0.9%
Ferrari NV	134,224	20,682,576

Biotechnology—1.8%
Alexion Pharmaceuticals, Inc. (a)	70,475	6,902,321
Vertex Pharmaceuticals, Inc. (a)	198,699	33,663,585

		40,565,906

Capital Markets—2.3%
Charles Schwab Corp. (The) (b)	429,403	17,961,928
Intercontinental Exchange, Inc.	152,063	14,030,853
S&P Global, Inc.	6,019	1,474,535
TD Ameritrade Holding Corp. (b)	404,502	18,890,243

		52,357,559

Chemicals—0.8%
DuPont de Nemours, Inc.	84,838	6,049,798
Linde plc	62,607	12,128,228

		18,178,026

Electric Utilities—0.8%
NextEra Energy, Inc.	79,068	18,422,053

Electronic Equipment, Instruments & Components—0.5%
Hexagon AB - B Shares	246,397	11,905,975

Entertainment—3.2%
Netflix, Inc. (a) (b)	109,715	29,361,929
Tencent Music Entertainment Group (ADR) (a) (b)	783,313	10,002,907
Walt Disney Co. (The)	268,079	34,936,055

		74,300,891

Equity Real Estate Investment Trusts—0.3%
Crown Castle International Corp.	49,444	6,873,210

Health Care Equipment & Supplies—5.3%
Alcon, Inc. (a)	210,696	12,296,700
Becton Dickinson & Co.	125,248	31,682,734
Intuitive Surgical, Inc. (a) (b)	64,775	34,973,966
Stryker Corp. (b)	190,486	41,202,122

		120,155,522

Health Care Providers & Services—4.9%
Anthem, Inc.	77,489	18,605,109
Centene Corp. (a) (b)	354,279	15,326,110
Cigna Corp. (a)	107,326	16,291,013
HCA Healthcare, Inc.	136,457	16,432,152

Health Care Providers & Services—(Continued)
UnitedHealth Group, Inc.	154,342	33,541,603
WellCare Health Plans, Inc. (a)	45,817	11,874,392

		112,070,379

Hotels, Restaurants & Leisure—2.9%
Las Vegas Sands Corp.	282,032	16,290,168
McDonald’s Corp.	56,289	12,085,811
MGM Resorts International	415,100	11,506,572
Restaurant Brands International, Inc.	105,504	7,505,555
Wynn Resorts, Ltd. (b)	176,760	19,217,347

		66,605,453

Household Durables—0.5%
NVR, Inc. (a)	2,980	11,077,703

Industrial Conglomerates—1.7%
Honeywell International, Inc.	52,182	8,829,194
Roper Technologies, Inc. (b)	82,631	29,466,215

		38,295,409

Insurance—0.6%
Chubb, Ltd.	80,725	13,032,244

Interactive Media & Services—14.4%
Alphabet, Inc. - Class A (a)	59,070	72,132,740
Alphabet, Inc. - Class C (a)	57,638	70,260,722
Facebook, Inc. - Class A (a)	698,384	124,368,223
IAC/InterActiveCorp (a)	79,287	17,282,188
Match Group, Inc.	2,044	146,023
Tencent Holdings, Ltd.	1,075,685	45,651,745

		329,841,641

Internet & Direct Marketing Retail—12.0%
Alibaba Group Holding, Ltd. (ADR) (a)	360,737	60,326,048
Amazon.com, Inc. (a)	106,805	185,403,868
Booking Holdings, Inc. (a) (b)	11,344	22,263,848
MercadoLibre, Inc. (a)	11,114	6,126,370

		274,120,134

IT Services—12.3%
Fidelity National Information Services, Inc.	395,134	52,457,990
Fiserv, Inc. (a)	276,510	28,643,671
Global Payments, Inc. (b)	86,456	13,746,504
MasterCard, Inc. - Class A	286,561	77,821,370
PayPal Holdings, Inc. (a)	193,034	19,996,392
Visa, Inc. - Class A (b)	507,280	87,257,233

		279,923,160

Machinery—1.7%
Fortive Corp.	271,010	18,580,446
Wabtec Corp. (b)	282,870	20,327,038

		38,907,484

BHFTII-248

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multi-Utilities—0.9%
Sempra Energy	142,080	$20,972,429

Multiline Retail—2.3%
Dollar General Corp.	57,965	9,212,957
Dollar Tree, Inc. (a)	189,448	21,627,384
Dollarama, Inc.	603,973	21,622,402

		52,462,743

Oil, Gas & Consumable Fuels—0.6%
Concho Resources, Inc.	78,300	5,316,570
Pioneer Natural Resources Co. (b)	66,583	8,374,144

		13,690,714

Professional Services—1.4%
Equifax, Inc.	59,290	8,340,324
TransUnion	287,110	23,287,492

		31,627,816

Road & Rail—0.7%
J.B. Hunt Transport Services, Inc. (b)	124,434	13,768,622
UBER Technologies, Inc. (a) (c) (d)	109,560	3,227,028

		16,995,650

Semiconductors & Semiconductor Equipment—1.9%
ASML Holding NV	99,700	24,767,474
Marvell Technology Group, Ltd. (b)	793,136	19,804,606

		44,572,080

Software—13.5%
Atlassian Corp. plc - Class A (a) (b)	17,144	2,150,543
Intuit, Inc.	132,571	35,255,932
Microsoft Corp.	962,304	133,789,125
Salesforce.com, Inc. (a)	221,810	32,925,477
ServiceNow, Inc. (a)	55,887	14,186,915
Slack Technologies, Inc. - Class A (a) (b)	300,656	7,134,567
Splunk, Inc. (a) (b)	179,505	21,156,459
Symantec Corp.	332,951	7,867,632
Temenos AG (a)	76,248	12,777,636
VMware, Inc. - Class A (b)	145,013	21,760,651
Workday, Inc. - Class A (a) (b)	108,373	18,419,075
Zoom Video Communications, Inc. - Class A (a) (b)	7,464	568,757

		307,992,769

Specialty Retail—0.1%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,043	1,264,028

Technology Hardware, Storage & Peripherals—0.8%
Apple, Inc.	77,507	17,359,243

Textiles, Apparel & Luxury Goods—1.2%
NIKE, Inc. - Class B	283,109	26,589,597

Tobacco—0.7%
Philip Morris International, Inc.	204,899	15,557,981

Total Common Stocks (Cost $1,565,807,886)		2,222,630,261

Convertible Preferred Stocks—1.9%

Automobiles—0.2%
Aurora Innovation, Inc. - Series B (a) (c) (d) (e)	205,250	1,896,572
GM Cruise Holdings LLC - Series F (a) (c) (d) (e)	196,100	3,578,825

		5,475,397

Internet & Direct Marketing Retail—1.2%
Airbnb, Inc. - Series D (a) (c) (d) (e)	97,047	12,718,009
Airbnb, Inc. - Series E (a) (c) (d) (e)	9,760	1,279,048
ANT International Co., Ltd. - Class C (a) (c) (d) (e)	1,458,697	9,379,422
Xiaoju Kuaizhi, Inc. - Series A-17 (a) (c) (d) (e)	91,053	4,637,520

		28,013,999

Real Estate Management & Development—0.1%
WeWork Cos., Inc. - Series E (a) (c) (d) (e)	60,866	1,036,548

Software—0.4%
Magic Leap, Inc. - Series C (a) (c) (d) (e)	124,428	3,023,600
Magic Leap, Inc. - Series D (a) (c) (d) (e)	90,348	2,195,456
UiPath, Inc. - Series D-1 (a) (c) (d) (e)	70,352	2,768,471
UiPath, Inc. - Series D-2 (a) (c) (d) (e)	11,813	464,862

		8,452,389

Total Convertible Preferred Stocks (Cost $31,556,138)		42,978,333

Short-Term Investment—0.3%

Mutual Fund—0.3%
T. Rowe Price Treasury Reserve Fund (f)	7,714,812	7,714,812

Total Short-Term Investments (Cost $7,714,812)		7,714,812

Securities Lending Reinvestments (g)—10.7%

Certificates of Deposit—6.8%
Banco Del Estado De Chile New York
2.206%, 1M LIBOR + 0.160%, 11/22/19 (h)	4,000,000	3,999,780
2.222%, 1M LIBOR + 0.180%, 10/09/19 (h)	4,000,000	4,000,000
Banco Santander S.A. 2.192%, 1M LIBOR + 0.150%, 11/07/19 (h)	3,000,000	2,999,763
Bank of Montreal (Chicago)
2.150%, 1M LIBOR + 0.100%, 10/11/19 (h)	5,000,000	4,999,910
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (h)	2,000,000	1,999,990
Bank of Nova Scotia
2.198%, 1M LIBOR + 0.170%, 05/15/20 (h)	3,000,000	2,998,674
2.481%, 3M LIBOR + 0.170%, 01/09/20 (h)	5,000,000	5,002,085

BHFTII-249

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Canadian Imperial Bank of Commerce 2.278%, 1M LIBOR + 0.250%, 10/15/19 (h)	6,000,000	$6,000,204
Commonwealth Bank of Australia 2.200%, 1M LIBOR + 0.175%, 04/16/20 (h)	5,000,000	4,997,950
Cooperative Rabobank UA
2.439%, 3M LIBOR + 0.150%, 01/08/20 (h)	5,000,000	5,000,095
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (h)	7,000,000	7,001,001
Credit Industriel et Commercial 2.227%, 1M LIBOR + 0.160%, 03/05/20 (h)	4,000,000	3,998,996
Credit Suisse AG
2.219%, 1M LIBOR + 0.130%, 11/04/19 (h)	5,000,000	4,999,600
2.240%, 1M LIBOR + 0.140%, 10/02/19 (h)	8,000,000	8,000,000
DZ Bank AG
Zero Coupon, 10/18/19	9,939,798	9,989,500
Zero Coupon, 10/23/19	2,982,242	2,995,980
Industrial & Commercial Bank of China, Corp. 2.330%, 12/04/19	2,000,000	1,999,968
KBC Bank NV 2.220%, 12/03/19	3,000,000	3,000,720
Mizuho Bank, Ltd.
Zero Coupon, 10/10/19	2,982,015	2,998,260
Zero Coupon, 10/23/19	3,976,323	3,994,640
2.174%, 1M LIBOR + 0.120%, 11/27/19 (h)	1,000,000	999,981
MUFG Bank Ltd. 2.216%, 1M LIBOR + 0.170%, 02/24/20 (h)	6,000,000	5,999,382
National Australia Bank, Ltd. 2.232%, 1M LIBOR + 0.190%, 04/08/20 (h)	5,000,000	4,999,200
Natixis New York 2.323%, 3M LIBOR + 0.070%, 11/01/19 (h)	2,000,000	2,000,290
Norinchukin Bank, New York Zero Coupon, 10/09/19	2,982,242	2,998,410
Rabobank International London 2.236%, 1M LIBOR + 0.190%, 04/24/20 (h)	5,000,000	4,999,500
Royal Bank of Canada New York 2.060%, SOFR + 0.240%, 07/08/20 (h)	5,000,000	4,999,600
Societe Generale 2.280%, FEDEFF PRV + 0.450%, 08/14/20 (h)	4,000,571	4,002,076
Standard Chartered Bank
2.180%, FEDEFF PRV + 0.350%, 02/26/20 (h)	3,000,000	2,999,985
2.230%, FEDEFF PRV + 0.400%, 03/13/20 (h)	1,000,000	999,994
Sumitomo Mitsui Banking Corp. 2.216%, 1M LIBOR + 0.170%, 01/21/20 (h)	2,000,000	1,999,972
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 02/18/20	1,978,128	1,983,860
Sumitomo Mitsui Trust International, Ltd.
Zero Coupon, 11/15/19	1,973,771	1,994,700
Svenska Handelsbanken AB
2.247%, 1M LIBOR + 0.180%, 06/05/20 (h)	5,000,000	4,997,650
2.266%, 1M LIBOR + 0.220%, 07/22/20 (h)	5,000,000	4,998,460
2.344%, 1M LIBOR + 0.300%, 10/31/19 (h)	2,000,000	2,000,288
Toronto-Dominion Bank 2.180%, FEDEFF PRV + 0.350%, 07/31/20 (h)	1,000,000	999,409
Wells Fargo Bank N.A. 2.180%, FEDEFF PRV + 0.350%, 08/20/20 (h)	5,000,000	5,000,000

Certificates of Deposit—(Continued)
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (h)	5,000,000	4,999,982

		154,949,855

Commercial Paper—1.9%
Bank of China, Ltd.
2.290%, 12/09/19	994,275	995,447
2.470%, 10/11/19	10,935,368	10,992,179
Cafco LLC 2.120%, 10/31/19	1,992,580	1,996,362
China Construction Bank Corp.
2.470%, 10/17/19	1,987,650	1,997,842
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (h)	10,000,000	10,001,620
Kells Funding LLC 2.260%, 10/28/19	2,980,602	2,995,438
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (h)	3,000,000	3,000,084
Societe Generale 2.555%, 3M LIBOR + 0.410%, 12/18/19 (h)	3,002,544	3,002,745
Thunder Bay Funding LLC 2.167%, 1M LIBOR + 0.100%, 12/05/19 (h)	5,000,000	4,999,500
Westpac Banking Corp. 2.194%, 1M LIBOR + 0.150%, 05/29/20 (h)	3,999,506	3,997,956

		43,979,173

Mutual Fund—0.0%
SSGA Institutional U.S. Government Money Market Fund 2.050% (i)	1,000,000	1,000,000

Repurchase Agreements—1.3%
BofA Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $5,000,267; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $10,062,100; collateralized by various Common Stock with an aggregate market value of $11,001,129.	10,000,000	10,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $5,010,549; collateralized by various Common Stock with an aggregate market value of $5,500,000.	5,000,000	5,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $4,764,629; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $4,859,678.	4,764,391	4,764,391

BHFTII-250

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/30/19 at 2.370%, due on 03/30/20 with a maturity value of $4,047,927; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.375%, maturity dates ranging from 03/15/22 - 05/15/29, and various Common Stock with an aggregate market value of $4,390,674.	4,000,000	$4,000,000

		28,764,391

Time Deposits—0.7%
Australia & New Zealand Banking Group, Ltd. 2.000%, 10/01/19	6,000,000	6,000,000
Nordea Bank New York 1.760%, 10/01/19	10,000,000	10,000,000

		16,000,000

Total Securities Lending Reinvestments (Cost $244,696,117)		244,693,419

Total Investments—110.3% (Cost $1,849,774,953)		2,518,016,825
Other assets and liabilities (net)—(10.3)%		(235,741,315)

Net Assets—100.0%		$2,282,275,510

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $239,536,171 and the collateral received consisted of cash in the amount of $244,472,007. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, these securities represent 2.0% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2019, the market value of restricted securities was $46,205,361, which is 2.0% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Affiliated Issuer.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(h)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(i)	The rate shown represents the annualized seven-day yield as of September 30, 2019.

Restricted Securities	Acquisition Date	Shares	Cost	Value
ANT International Co., Ltd. - Class C	06/07/18	1,458,697	$8,183,290	$9,379,422
Airbnb, Inc. - Series D	04/16/14	97,047	3,951,078	12,718,009
Airbnb, Inc. - Series E	01/28/16	9,760	908,601	1,279,048
Aurora Innovation, Inc. - Series B	03/01/19	205,250	1,896,572	1,896,572
GM Cruise Holdings LLC - Series F	05/07/19	196,100	3,578,825	3,578,825
Magic Leap, Inc. - Series C	01/20/16	124,428	2,865,950	3,023,600
Magic Leap, Inc. - Series D	10/12/17	90,348	2,439,395	2,195,456
UBER Technologies, Inc.	01/16/18	109,560	5,180,566	3,227,028
UiPath, Inc. - Series D-1	04/26/19	70,352	2,768,471	2,768,471
UiPath, Inc. - Series D-2	04/26/19	11,813	464,862	464,862
WeWork Cos., Inc. - Series E	06/23/15	60,866	2,001,856	1,036,548
Xiaoju Kuaizhi, Inc. - Series A-17	10/19/15	91,053	2,497,238	4,637,520

				$46,205,361

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-251

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$118,174,273	$—	$—	$118,174,273
Auto Components	28,055,613	—	—	28,055,613
Automobiles	20,682,576	—	—	20,682,576
Biotechnology	40,565,906	—	—	40,565,906
Capital Markets	52,357,559	—	—	52,357,559
Chemicals	18,178,026	—	—	18,178,026
Electric Utilities	18,422,053	—	—	18,422,053
Electronic Equipment, Instruments & Components	—	11,905,975	—	11,905,975
Entertainment	74,300,891	—	—	74,300,891
Equity Real Estate Investment Trusts	6,873,210	—	—	6,873,210
Health Care Equipment & Supplies	107,858,822	12,296,700	—	120,155,522
Health Care Providers & Services	112,070,379	—	—	112,070,379
Hotels, Restaurants & Leisure	66,605,453	—	—	66,605,453
Household Durables	11,077,703	—	—	11,077,703
Industrial Conglomerates	38,295,409	—	—	38,295,409
Insurance	13,032,244	—	—	13,032,244
Interactive Media & Services	284,189,896	45,651,745	—	329,841,641
Internet & Direct Marketing Retail	274,120,134	—	—	274,120,134
IT Services	279,923,160	—	—	279,923,160
Machinery	38,907,484	—	—	38,907,484
Multi-Utilities	20,972,429	—	—	20,972,429
Multiline Retail	52,462,743	—	—	52,462,743
Oil, Gas & Consumable Fuels	13,690,714	—	—	13,690,714
Professional Services	31,627,816	—	—	31,627,816
Road & Rail	13,768,622	3,227,028	—	16,995,650
Semiconductors & Semiconductor Equipment	44,572,080	—	—	44,572,080
Software	295,215,133	12,777,636	—	307,992,769
Specialty Retail	1,264,028	—	—	1,264,028
Technology Hardware, Storage & Peripherals	17,359,243	—	—	17,359,243
Textiles, Apparel & Luxury Goods	26,589,597	—	—	26,589,597
Tobacco	15,557,981	—	—	15,557,981
Total Common Stocks	2,136,771,177	85,859,084	—	2,222,630,261
Total Convertible Preferred Stocks*	—	—	42,978,333	42,978,333
Total Short-Term Investment*	7,714,812	—	—	7,714,812
Total Securities Lending Reinvestments*	—	244,693,419	—	244,693,419
Total Investments	$2,144,485,989	$330,552,503	$42,978,333	$2,518,016,825

Collateral for Securities Loaned (Liability)	$—	$(244,472,007)	$—	$(244,472,007)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 3 to Level 2 in the amount of $5,343,486 were due to the initiation of trading activity which resulted in the availability of significant observable inputs.

BHFTII-252

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2018	Realized Gain	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales	Transfers Out	Balance as of September 30, 2019	Change in Unrealized Appreciation from Investments Held at September 30, 2019
Common Stocks
Real Estate Management & Development	$132,789	$54,106	$(48,493)	$—	$(138,402)	$—	$—	$(48,493)
Software	227,718	—	—	—	—	(227,718)	—	—
Convertible Preferred Stocks
Automobiles	—	—	—	5,475,397	—	—	5,475,397	—
Internet & Direct Marketing Retail	25,350,621	—	2,663,378	—	—	—	28,013,999	2,663,378
Real Estate Management & Development	3,354,386	81,867	(2,190,293)	—	(209,412)	—	1,036,548	(2,190,293)
Software	10,914,720	—	(579,895)	3,233,332	—	(5,115,768)	8,452,389	(579,895)

	$39,980,234	$135,973	$(155,303)	$8,708,729	$(347,814)	$(5,343,486)	$42,978,333	$(155,303)

	Fair Value at September 30, 2019	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Convertible Preferred Stocks
Automobiles	$1,896,572	Market Transaction Method	Precedent Transaction	$9.24	$9.24	$9.24	Increase
	3,578,825	Market Transaction Method	Precedent Transaction (Split Adj.)	$18.25	$18.25	$18.25	Increase
Internet & Direct Marketing Retail	13,997,057	Discounted Cash Flow	Weighted Average Cost of Capital	13.00%	15.00%	14.00%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	7.0x	7.0x	7.0x	Increase
			Discount for Lack of Marketability	9.00%	9.00%	9.00%	Decrease
	9,379,422	Market Transaction Method	Precedent Transaction	$5.61	$5.61	$5.61	Increase
		Comparable Company Analysis	Enterprise Value/Gross Profit	10.9x	10.9x	10.9x	Increase
			Enterprise Value/EBIT	15.7x	19.9x	17.8x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	4,637,520	Market Transaction Method	Secondary Market Transaction	$50.93	$50.93	$50.93	Increase
Real Estate Management & Development	1,036,548	Comparable Company Analysis	Enterprise Value/Sales	3.2x	3.2x	3.2x	Increase
			Enterprise Value/EBITDA	20.2x	20.2x	20.2x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
		Discounted Projected Multiples	Forward Enterprise Value/EBITDA	24.5x	24.5x	24.5x	Increase
			Discount Rate	25.00%	25.00%	25.00%	Decrease
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Software	5,219,057	Market Transaction Method	Precedent Transaction	$27.00	$27.00	$27.00	Increase
			Discount for Share Dilution	10.00%	10.00%	10.00%	Decrease
	3,233,332	Market Transaction Method	Precedent Transaction	$39.35	$39.35	$39.35	Increase

BHFTII-253

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.9%
Aerojet Rocketdyne Holdings, Inc. (a) (b)	233,406	$11,789,337
Curtiss-Wright Corp.	58,525	7,571,379
HEICO Corp. - Class A	92,911	9,041,169
Hexcel Corp.	95,205	7,819,187
Moog, Inc. - Class A	75,268	6,105,740
Teledyne Technologies, Inc. (a)	30,236	9,735,690

		52,062,502

Air Freight & Logistics—0.4%
XPO Logistics, Inc. (a)	77,306	5,532,790

Auto Components—0.7%
Cooper-Standard Holdings, Inc. (a)	21,926	896,335
LCI Industries	47,655	4,377,112
Visteon Corp. (a) (b)	54,900	4,531,446

		9,804,893

Banks—1.8%
Ameris Bancorp	106,693	4,293,326
Carolina Financial Corp.	96,119	3,416,069
CenterState Bank Corp.	191,028	4,581,807
First Bancorp	128,400	4,609,560
Signature Bank	24,269	2,893,350
Western Alliance Bancorp	92,500	4,262,400

		24,056,512

Beverages—0.9%
Boston Beer Co., Inc. (The) - Class A (a) (b)	18,567	6,759,873
Coca-Cola Bottling Co. Consolidated	16,100	4,892,307

		11,652,180

Biotechnology—6.6%
ACADIA Pharmaceuticals, Inc. (a)	146,942	5,288,443
Acceleron Pharma, Inc. (a) (b)	51,167	2,021,608
Agios Pharmaceuticals, Inc. (a) (b)	59,463	1,926,601
Aimmune Therapeutics, Inc. (a) (b)	53,935	1,129,399
Alkermes plc (a)	40,085	782,058
Alnylam Pharmaceuticals, Inc. (a)	7,584	609,905
Amicus Therapeutics, Inc. (a)	110,300	884,606
Bluebird Bio, Inc. (a) (b)	18,207	1,671,767
Blueprint Medicines Corp. (a) (b)	49,933	3,668,578
CRISPR Therapeutics AG (a) (b)	41,500	1,701,085
Emergent BioSolutions, Inc. (a) (b)	104,619	5,469,481
Enanta Pharmaceuticals, Inc. (a) (b)	14,200	853,136
Exact Sciences Corp. (a)	76,490	6,912,401
Exelixis, Inc. (a) (b)	47,067	832,380
FibroGen, Inc. (a) (b)	67,211	2,485,463
Genomic Health, Inc. (a)	52,600	3,567,332
Global Blood Therapeutics, Inc. (a) (b)	60,587	2,939,681
Immunomedics, Inc. (a) (b)	116,095	1,539,420
Insmed, Inc. (a) (b)	118,384	2,088,294
Ionis Pharmaceuticals, Inc. (a)	25,686	1,538,848
Ironwood Pharmaceuticals, Inc. (a) (b)	125,604	1,078,310
Ligand Pharmaceuticals, Inc. (a) (b)	41,562	4,137,082
Madrigal Pharmaceuticals, Inc. (a) (b)	6,507	561,034

Biotechnology—(Continued)
Mirati Therapeutics, Inc. (a) (b)	29,258	2,279,491
Neurocrine Biosciences, Inc. (a)	33,111	2,983,632
PTC Therapeutics, Inc. (a)	58,000	1,961,560
Repligen Corp. (a) (b)	75,734	5,808,040
Sage Therapeutics, Inc. (a) (b)	46,169	6,477,049
Sarepta Therapeutics, Inc. (a)	33,260	2,505,143
Seattle Genetics, Inc. (a) (b)	32,260	2,755,004
Spark Therapeutics, Inc. (a)	37,218	3,609,402
Ultragenyx Pharmaceutical, Inc. (a) (b)	67,036	2,867,800
uniQure NV (a)	40,800	1,605,888
Xencor, Inc. (a) (b)	74,100	2,499,393

		89,039,314

Building Products—1.2%
AAON, Inc. (b)	60,008	2,756,768
Lennox International, Inc.	33,923	8,242,271
Patrick Industries, Inc. (a)	104,635	4,486,749
Resideo Technologies, Inc. (a)	47,300	678,755

		16,164,543

Capital Markets—1.4%
Cboe Global Markets, Inc.	56,517	6,494,368
E*Trade Financial Corp.	30,044	1,312,622
FactSet Research Systems, Inc.	10,482	2,546,812
MarketAxess Holdings, Inc. (b)	27,703	9,072,733

		19,426,535

Chemicals—3.4%
AdvanSix, Inc. (a)	83,055	2,136,175
Chase Corp.	44,724	4,892,358
HB Fuller Co.	43,500	2,025,360
Ingevity Corp. (a)	92,437	7,842,355
Innospec, Inc.	76,578	6,826,163
Minerals Technologies, Inc.	44,431	2,358,842
NewMarket Corp.	12,325	5,818,509
PolyOne Corp.	96,283	3,143,640
Quaker Chemical Corp.	31,600	4,997,224
Scotts Miracle-Gro Co. (The) (b)	41,668	4,242,636
Stepan Co.	23,600	2,290,616

		46,573,878

Commercial Services & Supplies—2.4%
Advanced Disposal Services, Inc. (a)	152,976	4,982,428
Casella Waste Systems, Inc. - Class A (a)	229,279	9,845,240
IAA, Inc. (a)	44,700	1,865,331
Rollins, Inc. (b)	120,807	4,115,895
U.S. Ecology, Inc. (b)	67,176	4,295,233
UniFirst Corp.	35,749	6,975,345

		32,079,472

Communications Equipment—0.4%
Plantronics, Inc. (b)	26,078	973,231
Ubiquiti, Inc. (b)	38,300	4,529,358

		5,502,589

BHFTII-254

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction & Engineering—0.1%
Comfort Systems USA, Inc.	15,800	$698,834

Construction Materials—0.4%
Eagle Materials, Inc.	57,706	5,194,117

Consumer Finance—0.4%
Green Dot Corp. - Class A (a)	61,900	1,562,975
PRA Group, Inc. (a) (b)	32,887	1,111,252
SLM Corp.	304,100	2,683,682

		5,357,909

Containers & Packaging—0.4%
Berry Global Group, Inc. (a)	153,751	6,037,802

Distributors—0.9%
Pool Corp.	61,193	12,342,628

Diversified Consumer Services—3.7%
Bright Horizons Family Solutions, Inc. (a)	90,047	13,732,168
frontdoor, Inc. (a)	105,332	5,115,975
Grand Canyon Education, Inc. (a) (b)	68,756	6,751,839
Service Corp. International (b)	198,032	9,467,910
ServiceMaster Global Holdings, Inc. (a)	170,599	9,536,484
Strategic Education, Inc.	29,716	4,037,810
WW International, Inc. (a)	41,900	1,584,658

		50,226,844

Diversified Telecommunication Services—0.5%
GCI Liberty, Inc. - Class A (a) (b)	99,914	6,201,662

Electrical Equipment—0.7%
Atkore International Group, Inc. (a)	123,724	3,755,023
Generac Holdings, Inc. (a)	68,506	5,366,760

		9,121,783

Electronic Equipment, Instruments & Components—3.3%
Cognex Corp.	94,590	4,647,207
Coherent, Inc. (a) (b)	40,776	6,268,087
ePlus, Inc. (a)	17,400	1,323,966
Littelfuse, Inc. (b)	42,600	7,553,406
Novanta, Inc. (a)	95,700	7,820,604
OSI Systems, Inc. (a)	65,054	6,606,884
Tech Data Corp. (a) (b)	17,700	1,845,048
Zebra Technologies Corp. - Class A (a)	40,297	8,316,092

		44,381,294

Energy Equipment & Services—0.5%
Apergy Corp. (a)	121,700	3,291,985
Computer Modelling Group, Ltd.	39,025	179,977
Dril-Quip, Inc. (a) (b)	47,432	2,380,138
Exterran Corp. (a)	32,458	423,901
RPC, Inc. (b)	91,500	513,315

		6,789,316

Entertainment—0.8%
Live Nation Entertainment, Inc. (a) (b)	62,737	4,161,973
Take-Two Interactive Software, Inc. (a)	52,248	6,548,764

		10,710,737

Equity Real Estate Investment Trusts—3.6%
Americold Realty Trust	201,959	7,486,620
CoreSite Realty Corp.	58,252	7,098,006
CubeSmart (b)	124,371	4,340,548
CyrusOne, Inc.	96,021	7,595,261
Equity LifeStyle Properties, Inc.	38,144	5,096,038
First Industrial Realty Trust, Inc. (b)	155,504	6,151,738
PS Business Parks, Inc.	22,211	4,041,292
Terreno Realty Corp.	135,817	6,938,891

		48,748,394

Food & Staples Retailing—1.7%
Casey’s General Stores, Inc.	62,693	10,103,604
Performance Food Group Co. (a)	198,384	9,127,648
Sprouts Farmers Market, Inc. (a)	206,000	3,984,040

		23,215,292

Food Products—1.5%
J&J Snack Foods Corp.	39,132	7,513,344
John B Sanfilippo & Son, Inc.	31,995	3,090,717
Post Holdings, Inc. (a)	62,825	6,649,398
TreeHouse Foods, Inc. (a) (b)	55,344	3,068,825

		20,322,284

Health Care Equipment & Supplies—5.4%
Avanos Medical, Inc. (a)	27,094	1,014,941
Cantel Medical Corp. (b)	72,714	5,439,007
Cooper Cos., Inc. (The)	10,201	3,029,697
Globus Medical, Inc. - Class A (a)	98,900	5,055,768
Haemonetics Corp. (a)	73,769	9,305,222
ICU Medical, Inc. (a)	43,362	6,920,575
Inogen, Inc. (a)	15,734	753,816
Insulet Corp. (a) (b)	26,756	4,412,867
Lantheus Holdings, Inc. (a)	168,701	4,228,491
LivaNova plc (a) (b)	57,400	4,235,546
Masimo Corp. (a)	69,684	10,368,282
NuVasive, Inc. (a)	74,585	4,727,197
Penumbra, Inc. (a) (b)	36,658	4,930,134
West Pharmaceutical Services, Inc.	60,831	8,627,053

		73,048,596

Health Care Providers & Services—4.3%
Addus HomeCare Corp. (a)	57,661	4,571,364
Amedisys, Inc. (a)	45,000	5,895,450
AMN Healthcare Services, Inc. (a)	23,100	1,329,636
BioTelemetry, Inc. (a)	71,277	2,903,112
Chemed Corp.	26,021	10,865,589
Corvel Corp. (a)	41,956	3,176,069
Encompass Health Corp.	74,774	4,731,699
Ensign Group, Inc. (The)	148,800	7,057,584
Molina Healthcare, Inc. (a)	84,653	9,288,127

BHFTII-255

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
U.S. Physical Therapy, Inc.	45,883	$5,990,026
WellCare Health Plans, Inc. (a)	10,846	2,810,958

		58,619,614

Health Care Technology—0.6%
Omnicell, Inc. (a)	82,160	5,937,703
Tabula Rasa HealthCare, Inc. (a) (b)	52,300	2,873,362

		8,811,065

Hotels, Restaurants & Leisure—5.9%
Boyd Gaming Corp.	227,600	5,451,020
Cheesecake Factory, Inc. (The) (b)	54,949	2,290,274
Choice Hotels International, Inc. (b)	69,268	6,162,081
Churchill Downs, Inc. (b)	94,996	11,727,731
Denny’s Corp. (a)	287,987	6,556,024
Domino’s Pizza, Inc. (b)	19,317	4,724,745
Hilton Grand Vacations, Inc. (a)	157,683	5,045,856
Marriott Vacations Worldwide Corp.	10,212	1,058,065
Papa John’s International, Inc. (b)	53,064	2,777,900
Penn National Gaming, Inc. (a) (b)	270,465	5,037,411
Ruth’s Hospitality Group, Inc.	163,300	3,333,770
Six Flags Entertainment Corp.	59,859	3,040,239
Texas Roadhouse, Inc. (b)	122,500	6,433,700
Vail Resorts, Inc. (b)	42,615	9,697,470
Wendy’s Co. (The)	326,499	6,523,450

		79,859,736

Household Durables—0.9%
Cavco Industries, Inc. (a)	15,406	2,959,339
Helen of Troy, Ltd. (a) (b)	61,476	9,692,306

		12,651,645

Independent Power and Renewable Electricity Producers—0.5%
Ormat Technologies, Inc. (b)	88,890	6,603,638

Insurance—1.3%
Heritage Insurance Holdings, Inc.	35,917	536,959
Kemper Corp.	44,400	3,460,980
Primerica, Inc.	84,587	10,762,004
Universal Insurance Holdings, Inc.	99,000	2,969,010

		17,728,953

IT Services—4.9%
Booz Allen Hamilton Holding Corp.	141,245	10,031,220
Broadridge Financial Solutions, Inc.	20,519	2,553,179
CACI International, Inc. - Class A (a)	19,800	4,578,948
Cardtronics plc - Class A (a) (b)	104,972	3,174,353
CoreLogic, Inc. (a)	120,330	5,567,669
Euronet Worldwide, Inc. (a)	96,348	14,095,713
Gartner, Inc. (a)	25,761	3,683,565
MAXIMUS, Inc.	121,340	9,374,729
Science Applications International Corp.	59,057	5,158,629
WEX, Inc. (a) (b)	42,074	8,501,893

		66,719,898

Leisure Products—0.3%
Brunswick Corp.	85,646	4,463,870

Life Sciences Tools & Services—2.9%
Bio-Rad Laboratories, Inc. - Class A (a)	18,995	6,320,396
Bruker Corp. (b)	52,400	2,301,932
Cambrex Corp. (a)	76,707	4,564,066
Charles River Laboratories International, Inc. (a)	67,123	8,885,072
Medpace Holdings, Inc. (a)	89,094	7,487,460
PRA Health Sciences, Inc. (a) (b)	98,785	9,802,436

		39,361,362

Machinery—4.5%
Albany International Corp. - Class A	42,600	3,840,816
Douglas Dynamics, Inc.	92,475	4,121,611
EnPro Industries, Inc.	37,421	2,568,952
Gardner Denver Holdings, Inc. (a)	160,240	4,533,190
Graco, Inc.	132,369	6,094,269
IDEX Corp.	13,873	2,273,507
John Bean Technologies Corp.	60,893	6,054,591
Lincoln Electric Holdings, Inc.	32,772	2,843,299
Lydall, Inc. (a)	76,082	1,895,203
Middleby Corp. (The) (a)	17,498	2,045,516
Milacron Holdings Corp. (a)	120,859	2,014,719
Nordson Corp. (b)	33,190	4,854,369
Standex International Corp.	11,602	846,250
Toro Co. (The)	123,752	9,071,021
Woodward, Inc.	74,657	8,050,264

		61,107,577

Media—1.9%
Cable One, Inc.	11,047	13,860,671
Gray Television, Inc. (a)	190,554	3,109,841
MSG Networks, Inc. - Class A (a) (b)	147,782	2,397,024
Nexstar Media Group, Inc. - Class A (b)	58,429	5,977,871

		25,345,407

Metals & Mining—0.1%
Worthington Industries, Inc.	50,716	1,828,312

Oil, Gas & Consumable Fuels—1.3%
Matador Resources Co. (a) (b)	243,834	4,030,576
PBF Energy, Inc. - Class A	162,800	4,426,532
PDC Energy, Inc. (a)	104,756	2,906,979
WPX Energy, Inc. (a) (b)	598,810	6,341,398

		17,705,485

Personal Products—0.1%
Nu Skin Enterprises, Inc. - Class A	23,002	978,275

Pharmaceuticals—2.3%
Aerie Pharmaceuticals, Inc. (a) (b)	44,612	857,443
Assertio Therapeutics, Inc. (a)	150,974	193,247
Catalent, Inc. (a) (b)	172,970	8,243,750
Horizon Therapeutics plc (a)	194,989	5,309,550
Innoviva, Inc. (a)	95,630	1,007,940

BHFTII-256

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Jazz Pharmaceuticals plc (a)	11,791	$1,510,899
MyoKardia, Inc. (a) (b)	41,691	2,174,186
Nektar Therapeutics (a) (b)	44,736	814,866
Pacira BioSciences, Inc. (a)	36,907	1,405,049
Phibro Animal Health Corp. - Class A	77,841	1,660,348
Prestige Consumer Healthcare, Inc. (a) (b)	112,949	3,918,201
Supernus Pharmaceuticals, Inc. (a)	90,166	2,477,762
Theravance Biopharma, Inc. (a) (b)	61,814	1,204,137
WAVE Life Sciences, Ltd. (a) (b)	15,876	325,934

		31,103,312

Professional Services—2.0%
ASGN, Inc. (a)	113,800	7,153,468
Exponent, Inc.	131,329	9,179,897
Insperity, Inc.	78,816	7,772,834
TransUnion	31,554	2,559,345

		26,665,544

Road & Rail—0.9%
Landstar System, Inc. (b)	60,469	6,807,600
Old Dominion Freight Line, Inc. (b)	30,125	5,120,346

		11,927,946

Semiconductors & Semiconductor Equipment—4.8%
Advanced Energy Industries, Inc. (a)	66,144	3,797,327
Cabot Microelectronics Corp.	35,783	5,052,917
Cirrus Logic, Inc. (a)	82,514	4,421,100
Entegris, Inc.	205,059	9,650,077
Ichor Holdings, Ltd. (a)	57,300	1,385,514
MaxLinear, Inc. (a)	233,304	5,221,344
Mellanox Technologies, Ltd. (a)	87,546	9,594,166
MKS Instruments, Inc.	84,683	7,814,547
Monolithic Power Systems, Inc. (b)	43,941	6,838,538
Nanometrics, Inc. (a)	96,663	3,153,147
Versum Materials, Inc.	139,013	7,357,958

		64,286,635

Software—8.2%
ACI Worldwide, Inc. (a) (b)	186,469	5,841,142
Aspen Technology, Inc. (a)	54,538	6,712,537
Blackbaud, Inc.	91,657	8,280,293
Ceridian HCM Holding, Inc. (a)	71,655	3,537,607
CommVault Systems, Inc. (a)	77,371	3,459,257
CyberArk Software, Ltd. (a)	34,700	3,463,754
Descartes Systems Group, Inc. (The) (a)	73,158	2,948,999
Envestnet, Inc. (a) (b)	110,136	6,244,711
Fair Isaac Corp. (a)	42,585	12,925,399
Fortinet, Inc. (a)	33,033	2,535,613
j2 Global, Inc. (b)	44,402	4,032,590
LogMeIn, Inc.	33,682	2,390,075
Manhattan Associates, Inc. (a)	77,323	6,237,646
Pegasystems, Inc.	96,260	6,550,493
Proofpoint, Inc. (a)	63,489	8,193,256

Software—(Continued)
PTC, Inc. (a)	21,581	1,471,393
Qualys, Inc. (a) (b)	72,085	5,447,464
RealPage, Inc. (a)	117,127	7,362,603
Sapiens International Corp. NV	22,238	436,754
SS&C Technologies Holdings, Inc. (b)	118,389	6,105,321
Tyler Technologies, Inc. (a)	24,796	6,508,950

		110,685,857

Specialty Retail—1.3%
Aaron’s, Inc.	54,214	3,483,791
Burlington Stores, Inc. (a)	40,813	8,155,254
Children’s Place, Inc. (The) (b)	14,527	1,118,434
Murphy USA, Inc. (a)	57,220	4,880,866

		17,638,345

Technology Hardware, Storage & Peripherals—0.3%
NCR Corp. (a)	124,450	3,927,642

Textiles, Apparel & Luxury Goods—0.9%
Carter’s, Inc. (b)	59,872	5,460,925
Steven Madden, Ltd.	174,353	6,240,094

		11,701,019

Thrifts & Mortgage Finance—0.4%
MGIC Investment Corp.	153,627	1,932,628
Radian Group, Inc.	128,125	2,926,375

		4,859,003

Trading Companies & Distributors—0.7%
Beacon Roofing Supply, Inc. (a) (b)	47,150	1,580,940
Univar, Inc. (a)	110,408	2,292,070
Watsco, Inc. (b)	29,680	5,021,262

		8,894,272

Water Utilities—0.2%
Middlesex Water Co.	37,468	2,433,921

Total Common Stocks (Cost $1,000,071,742)		1,330,201,033

Short-Term Investment—1.8%

Mutual Fund—1.8%
T. Rowe Price Treasury Reserve Fund (c)	23,951,339	23,951,339

Total Short-Term Investments (Cost $23,951,339)		23,951,339

Securities Lending Reinvestments (d)—20.6%

Certificates of Deposit—10.7%
Banco Del Estado De Chile New York
2.206%, 1M LIBOR + 0.160%, 11/22/19 (e)	5,000,000	4,999,725
2.222%, 1M LIBOR + 0.180%, 10/09/19 (e)	3,000,000	3,000,000

BHFTII-257

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Banco Santander S.A. 2.192%, 1M LIBOR + 0.150%, 11/07/19 (e)	5,000,000	$4,999,605
Bank of Montreal (Chicago)
1.990%, SOFR + 0.170%, 02/07/20 (e)	2,000,000	2,000,422
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (e)	5,000,000	4,999,975
Bank of Nova Scotia 2.198%, 1M LIBOR + 0.170%, 05/15/20 (e)	5,000,000	4,997,790
Barclays Bank plc 2.297%, 1M LIBOR + 0.230%, 02/05/20 (e)	4,000,000	3,997,208
BNP Paribas S.A. New York 2.289%, 3M LIBOR + 0.050%, 11/06/19 (e)	2,000,000	2,000,370
Canadian Imperial Bank of Commerce
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (e)	1,000,000	1,000,005
2.278%, 1M LIBOR + 0.250%, 10/15/19 (e)	7,000,000	7,000,238
China Construction Bank Corp. 2.470%, 10/18/19	1,000,000	1,000,127
Cooperative Rabobank UA 2.439%, 3M LIBOR + 0.150%, 01/08/20 (e)	4,500,000	4,500,085
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (e)	10,000,000	10,001,430
Credit Industriel et Commercial
2.227%, 1M LIBOR + 0.160%, 03/05/20 (e)	2,000,000	1,999,498
2.260%, 1M LIBOR + 0.160%, 01/03/20 (e)	2,000,000	1,999,748
2.393%, 3M LIBOR + 0.090%, 10/15/19 (e)	5,000,000	5,000,525
Credit Suisse AG
2.219%, 1M LIBOR + 0.130%, 11/04/19 (e)	4,000,000	3,999,680
2.240%, 1M LIBOR + 0.140%, 10/02/19 (e)	5,000,000	5,000,000
DNB Bank ASA 2.020%, 03/10/20	2,000,000	1,999,572
DZ Bank AG
Zero Coupon, 10/18/19	4,969,899	4,994,750
Zero Coupon, 03/10/20	989,594	990,790
KBC Bank NV
Zero Coupon, 10/25/19	2,961,000	2,995,964
2.080%, 03/12/20	1,000,000	1,000,100
2.220%, 12/03/19	4,000,000	4,000,960
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 11/18/19	1,988,577	1,994,360
Mizuho Bank, Ltd. 2.174%, 1M LIBOR + 0.120%, 11/27/19 (e)	5,000,000	4,999,905
MUFG Bank Ltd. 2.216%, 1M LIBOR + 0.170%, 02/24/20 (e)	2,000,000	1,999,794
National Australia Bank, Ltd. 2.232%, 1M LIBOR + 0.190%, 04/08/20 (e)	4,000,000	3,999,360
Norinchukin Bank, New York Zero Coupon, 10/09/19	1,988,162	1,998,940
Societe Generale
2.180%, FEDEFF PRV + 0.350%, 06/19/20 (e)	2,000,000	1,999,706
2.337%, 1M LIBOR + 0.280%, 06/19/20 (e)	2,000,000	2,002,364
Standard Chartered Bank
2.158%, 1M LIBOR + 0.130%, 11/15/19 (e)	4,000,000	4,000,068
2.230%, FEDEFF PRV + 0.400%, 03/13/20 (e)	2,000,000	1,999,988
Sumitomo Mitsui Banking Corp.
2.172%, 1M LIBOR + 0.130%, 12/09/19 (e)	2,000,000	1,999,740
2.179%, 1M LIBOR + 0.140%, 11/12/19 (e)	3,000,000	2,999,850
2.216%, 1M LIBOR + 0.170%, 01/21/20 (e)	2,000,000	1,999,972

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp.
2.234%, 1M LIBOR + 0.180%, 01/27/20 (e)	4,000,000	3,999,724
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 02/18/20	2,967,193	2,975,790
Svenska Handelsbanken AB
2.266%, 1M LIBOR + 0.220%, 07/22/20 (e)	3,000,000	2,999,076
2.429%, 1M LIBOR + 0.380%, 12/10/19 (e)	2,000,000	2,000,804
Wells Fargo Bank N.A.
2.180%, FEDEFF PRV + 0.350%, 08/20/20 (e)	5,000,000	5,000,000
2.477%, 3M LIBOR + 0.210%, 10/25/19 (e)	1,500,000	1,500,350
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (e)	6,000,000	5,999,978

		144,948,336

Commercial Paper—3.6%
Agricultural Bank of China 2.295%, 12/11/19	994,263	995,388
Bank of China, Ltd. 2.470%, 10/11/19	2,982,298	2,997,867
Cafco LLC 2.120%, 10/31/19	1,992,580	1,996,362
China Construction Bank Corp.
2.470%, 10/17/19	1,987,650	1,997,842
2.500%, 10/01/19	3,000,000	3,000,024
Industrial & Commercial Bank of China, Corp. 2.470%, 10/25/19	993,688	998,636
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (e)	5,000,000	5,000,810
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (e)	1,000,000	1,000,028
Societe Generale 2.555%, 3M LIBOR + 0.410%, 12/18/19 (e)	4,003,392	4,003,660
Sumitomo Mitsui Banking Corp. 2.187%, 1M LIBOR + 0.130%, 01/06/20 (e)	4,000,000	3,999,488
Thunder Bay Funding LLC 2.167%, 1M LIBOR + 0.100%, 12/05/19 (e)	3,000,000	2,999,700
Toronto-Dominion Bank 2.417%, 1M LIBOR + 0.350%, 11/05/19 (e)	7,000,000	7,001,043
UBS AG 2.286%, 1M LIBOR + 0.240%, 01/27/20 (e)	8,000,000	8,000,000
Westpac Banking Corp. 2.194%, 1M LIBOR + 0.150%, 05/29/20 (e)	3,999,506	3,997,956

		47,988,804

Repurchase Agreements—5.9%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $5,000,267; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $4,626,685; collateralized by various Common Stock with an aggregate market value of $5,060,001.	4,600,000	4,600,000

BHFTII-258

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $7,546,575; collateralized by various Common Stock with an aggregate market value of $8,250,847.	7,500,000	$7,500,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $2,004,219; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,200,080; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $1,224,001.	1,200,000	1,200,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,100,073; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $1,122,000.	1,100,000	1,100,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $5,346,502; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $5,453,159.	5,346,235	5,346,235
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/30/19 at 2.370%, due on 03/30/20 with a maturity value of $4,047,927; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.375%, maturity dates ranging from 03/15/22 - 05/15/29, and various Common Stock with an aggregate market value of $4,390,674.	4,000,000	4,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $1,400,077; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $1,558,203.	1,400,000	1,400,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $1,500,589; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $1,667,111.	1,500,000	1,500,000
Nomura Securities International, Inc. Repurchase Agreement dated 09/30/19 at 2.350%, due on 10/01/19 with a maturity value of $5,000,326; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.250%, maturity dates ranging from 11/15/19 - 02/15/49, and an aggregate market value of $5,100,000.	5,000,000	5,000,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $2,000,109; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,222,124.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $2,800,154; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $3,110,973.	2,800,000	2,800,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $25,009,722; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $27,776,548.	25,000,000	25,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $10,003,889; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $11,110,619.	10,000,000	10,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $1,000,389; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,111,062.	1,000,000	1,000,000

		79,446,235

Time Deposits—0.4%
Nordea Bank New York 1.760%, 10/01/19	5,000,000	5,000,000
Shizuoka Bank, Ltd. 2.250%, 10/18/19	1,000,000	1,000,000

		6,000,000

Total Securities Lending Reinvestments (Cost $278,383,238)		278,383,375

Total Investments—120.9% (Cost $1,302,406,319)		1,632,535,747
Other assets and liabilities (net)—(20.9)%		(281,955,360)

Net Assets—100.0%		$1,350,580,387

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $273,479,871 and the collateral received consisted of cash in the amount of $278,264,036 and non-cash collateral with a value of $418,592. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

BHFTII-259

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,330,201,033	$—	$—	$1,330,201,033
Total Short-Term Investment*	23,951,339	—	—	23,951,339
Total Securities Lending Reinvestments*	—	278,383,375	—	278,383,375
Total Investments	$1,354,152,372	$278,383,375	$—	$1,632,535,747

Collateral for Securities Loaned (Liability)	$—	$(278,264,036)	$—	$(278,264,036)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-260

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—91.6% of Net Assets

Security Description	Shares	Value

Chemicals—9.1%
CF Industries Holdings, Inc. (a)	958,900	$47,177,880
Corteva, Inc.	73,933	2,070,124
Dow, Inc.	73,933	3,522,908
DuPont de Nemours, Inc.	73,933	5,272,162
Nutrien, Ltd. (a)	836,123	41,705,815

		99,748,889

Electrical Equipment—1.8%
Sunrun, Inc. (a) (b)	1,195,000	19,962,475

Energy Equipment & Services—1.8%
Nabors Industries, Ltd. (a)	929,000	1,737,230
ProPetro Holding Corp. (a) (b)	658,300	5,983,947
Schlumberger, Ltd.	136,000	4,647,120
Solaris Oilfield Infrastructure, Inc. - Class A (a)	168,200	2,257,244
Transocean, Ltd. (a) (b)	1,140,100	5,096,247

		19,721,788

Equity Real Estate Investment Trusts—2.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	787,343	22,951,048

Food Products—3.5%
Bunge, Ltd.	198,000	11,210,760
Tyson Foods, Inc. - Class A	318,400	27,426,976

		38,637,736

Independent Power and Renewable Electricity Producers—1.1%
Ormat Technologies, Inc. (a)	165,800	12,317,282

Machinery—1.1%
Chart Industries, Inc. (a) (b)	192,020	11,974,367

Marine—2.8%
Kirby Corp. (a) (b)	367,031	30,155,267

Metals & Mining—31.4%
Agnico Eagle Mines, Ltd. (U.S. Listed Shares)	776,433	41,624,573
Anglo American plc	1,546,800	35,634,323
Barrick Gold Corp.	3,627,420	62,863,189
First Quantum Minerals, Ltd.	4,486,600	37,691,707
Glencore plc (b)	10,412,257	31,369,583
Kinross Gold Corp. (b)	3,747,200	17,237,120
Newmont Goldcorp Corp.	1,131,517	42,907,125
Rio Tinto plc (ADR) (a)	721,500	37,582,935
Steel Dynamics, Inc. (a)	427,000	12,724,600
Teck Resources, Ltd. - Class B	1,554,000	25,221,420

		344,856,575

Oil, Gas & Consumable Fuels—33.4%
Brigham Minerals, Inc. - Class A (a)	127,600	2,539,240
Cabot Oil & Gas Corp. (a)	751,300	13,200,341
Chevron Corp.	285,000	33,801,000
Cimarex Energy Co. (a)	234,900	11,261,106

Oil, Gas & Consumable Fuels—(Continued)
CNX Resources Corp. (a) (b)	1,382,200	10,034,772
Concho Resources, Inc.	443,429	30,108,829
Diamondback Energy, Inc. (a)	502,906	45,216,278
Encana Corp. (a)	4,857,876	22,346,230
EOG Resources, Inc.	313,700	23,282,814
Golar LNG, Ltd. (a)	1,111,500	14,438,385
Parsley Energy, Inc. - Class A (a)	2,306,500	38,749,200
PBF Energy, Inc. - Class A	639,200	17,379,848
PDC Energy, Inc. (b)	617,800	17,143,950
Pioneer Natural Resources Co.	308,900	38,850,353
Royal Dutch Shell plc Class B (ADR)	260,000	15,574,000
Viper Energy Partners LP	535,500	14,817,285
WPX Energy, Inc. (a) (b)	1,642,200	17,390,898

		366,134,529

Paper & Forest Products—1.1%
Louisiana-Pacific Corp. (a)	502,100	12,341,618

Semiconductors & Semiconductor Equipment—2.4%
SolarEdge Technologies, Inc. (b)	309,500	25,911,340

Total Common Stocks (Cost $1,099,862,952)		1,004,712,914

Short-Term Investment—8.3%

Mutual Fund—8.3%
AIM STIT-STIC Prime Portfolio	91,004,905	91,004,905

Total Short-Term Investments (Cost $91,004,905)		91,004,905

Securities Lending Reinvestments (c)—18.6%

Certificates of Deposit—8.8%
Banco Del Estado De Chile New York 2.206%, 1M LIBOR + 0.160%, 11/22/19 (d)	4,000,000	3,999,780
Bank of Montreal (Chicago)
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (d)	3,000,000	2,999,985
2.210%, FEDEFF PRV + 0.380%, 09/09/20 (d)	2,000,000	1,999,992
Bank of Nova Scotia
2.198%, 1M LIBOR + 0.170%, 05/15/20 (d)	3,000,000	2,998,674
2.200%, FEDEFF PRV + 0.370%, 09/08/20 (d)	2,000,000	1,999,992
2.481%, 3M LIBOR + 0.170%, 01/09/20 (d)	5,000,000	5,002,085
BNP Paribas S.A. New York 2.289%, 3M LIBOR + 0.050%, 11/06/19 (d)	2,000,000	2,000,370
Canadian Imperial Bank of Commerce
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (d)	3,000,000	3,000,015
2.278%, 1M LIBOR + 0.250%, 10/15/19 (d)	5,000,000	5,000,170
Chiba Bank, Ltd.
2.240%, 10/28/19	3,000,000	3,000,234
2.250%, 10/17/19	1,000,000	1,000,052
Commonwealth Bank of Australia 2.200%, 1M LIBOR + 0.175%, 04/16/20 (d)	1,000,000	999,590

BHFTII-261

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (d)	5,000,000	$5,000,715
Credit Suisse AG 2.219%, 1M LIBOR + 0.130%, 11/04/19 (d)	4,000,000	3,999,680
DNB Bank ASA 2.020%, 03/10/20	4,000,000	3,999,144
DZ Bank AG
Zero Coupon, 03/10/20	1,979,188	1,981,580
Zero Coupon, 03/17/20	3,957,386	3,961,560
Industrial & Commercial Bank of China, Corp. 2.330%, 12/04/19	3,000,000	2,999,952
KBC Bank NV
2.080%, 03/12/20	2,000,000	2,000,200
2.220%, 12/03/19	4,000,000	4,000,960
Mizuho Bank, Ltd. 2.174%, 1M LIBOR + 0.120%, 11/27/19 (d)	3,000,000	2,999,943
Norinchukin Bank, New York Zero Coupon, 10/09/19	1,988,162	1,998,940
Societe Generale 2.280%, FEDEFF PRV + 0.450%, 08/14/20 (d)	3,000,428	3,001,557
Standard Chartered Bank 2.158%, 1M LIBOR + 0.130%, 11/15/19 (d)	5,000,000	5,000,085
Sumitomo Mitsui Banking Corp.
2.216%, 1M LIBOR + 0.170%, 01/21/20 (d)	2,000,000	1,999,972
2.234%, 1M LIBOR + 0.180%, 01/27/20 (d)	2,000,000	1,999,862
Sumitomo Mitsui Trust Bank, Ltd. 2.184%, 1M LIBOR + 0.140%, 11/20/19 (d)	3,000,000	2,999,940
Svenska Handelsbanken AB
2.247%, 1M LIBOR + 0.180%, 06/05/20 (d)	2,000,000	1,999,060
2.266%, 1M LIBOR + 0.220%, 07/22/20 (d)	3,000,000	2,999,076
2.344%, 1M LIBOR + 0.300%, 10/31/19 (d)	2,000,000	2,000,288
Wells Fargo Bank N.A.
2.180%, FEDEFF PRV + 0.350%, 08/20/20 (d)	1,000,000	1,000,000
2.477%, 3M LIBOR + 0.210%, 10/25/19 (d)	3,000,000	3,000,699
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (d)	4,000,000	3,999,986

		96,944,138

Commercial Paper—3.6%
Agricultural Bank of China 2.295%, 12/11/19	994,263	995,388
Bank of China, Ltd.
2.290%, 12/09/19	1,988,550	1,990,894
2.470%, 10/11/19	4,970,497	4,996,445
Cafco LLC 2.120%, 10/31/19	1,992,580	1,996,362
China Construction Bank Corp. 2.500%, 10/01/19	1,000,000	1,000,008
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (d)	5,000,000	5,000,810
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (d)	5,000,000	5,000,140
Societe Generale 2.555%, 3M LIBOR + 0.410%, 12/18/19 (d)	2,001,696	2,001,830

Commercial Paper—(Continued)
Sumitomo Mitsui Banking Corp. 2.187%, 1M LIBOR + 0.130%, 01/06/20 (d)	4,000,000	3,999,488
Thunder Bay Funding LLC 2.167%, 1M LIBOR + 0.100%, 12/05/19 (d)	4,000,000	3,999,600
Toronto-Dominion Bank 2.417%, 1M LIBOR + 0.350%, 11/05/19 (d)	5,000,000	5,000,745
Westpac Banking Corp. 2.194%, 1M LIBOR + 0.150%, 05/29/20 (d)	2,999,630	2,998,467

		38,980,177

Repurchase Agreements—3.9%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $5,000,267; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $804,641; collateralized by various Common Stock with an aggregate market value of $880,000.	800,000	800,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $10,062,100; collateralized by various Common Stock with an aggregate market value of $11,001,129.	10,000,000	10,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $5,010,549; collateralized by various Common Stock with an aggregate market value of $5,500,000.	5,000,000	5,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $59,769; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $60,960.	59,765	59,765
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $54,987; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $56,083.	54,983	54,983
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $6,154,532; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $6,277,309.	6,154,224	6,154,224
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/30/19 at 2.370%, due on 03/30/20 with a maturity value of $4,047,927; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.375%, maturity dates ranging from 03/15/22 - 05/15/29, and various Common Stock with an aggregate market value of $4,390,674.	4,000,000	4,000,000

BHFTII-262

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $69,403; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $77,241.	69,399	$69,399
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $5,001,964; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $5,557,037.	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $100,005; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $111,106.	100,000	100,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $100,006; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $111,106.	100,000	100,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $1,000,389; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,111,062.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $6,002,333; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $6,666,371.	6,000,000	6,000,000

		43,338,371

Time Deposits—2.3%
Australia & New Zealand Banking Group, Ltd. 2.000%, 10/01/19	10,000,000	10,000,000
Barclays Bank plc 1.920%, 10/01/19	4,800,000	4,800,000
Nordea Bank New York 1.760%, 10/01/19	10,000,000	10,000,000

		24,800,000

Total Securities Lending Reinvestments (Cost $204,060,412)		204,062,686

Total Investments—118.5% (Cost $1,394,928,269)		1,299,780,505
Other assets and liabilities (net)—(18.5)%		(202,830,206)

Net Assets—100.0%		$1,096,950,299

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $211,852,533 and the collateral received consisted of cash in the amount of $204,037,125 and non-cash collateral with a value of $12,546,809. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-263

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals	$99,748,889	$—	$—	$99,748,889
Electrical Equipment	19,962,475	—	—	19,962,475
Energy Equipment & Services	19,721,788	—	—	19,721,788
Equity Real Estate Investment Trusts	22,951,048	—	—	22,951,048
Food Products	38,637,736	—	—	38,637,736
Independent Power and Renewable Electricity Producers	12,317,282	—	—	12,317,282
Machinery	11,974,367	—	—	11,974,367
Marine	30,155,267	—	—	30,155,267
Metals & Mining	277,852,669	67,003,906	—	344,856,575
Oil, Gas & Consumable Fuels	366,134,529	—	—	366,134,529
Paper & Forest Products	12,341,618	—	—	12,341,618
Semiconductors & Semiconductor Equipment	25,911,340	—	—	25,911,340
Total Common Stocks	937,709,008	67,003,906	—	1,004,712,914
Total Short-Term Investment*	91,004,905	—	—	91,004,905
Total Securities Lending Reinvestments*	—	204,062,686	—	204,062,686
Total Investments	$1,028,713,913	$271,066,592	$—	$1,299,780,505

Collateral for Securities Loaned (Liability)	$—	$(204,037,125)	$—	$(204,037,125)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-264

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—56.2% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—0.4%
Boeing Co. (The)
2.700%, 02/01/27 (a)	1,570,000	$1,603,854
3.250%, 02/01/35	3,740,000	3,894,990
L3Harris Technologies, Inc.
4.854%, 04/27/35	350,000	414,538
5.054%, 04/27/45	1,089,000	1,367,220
Northrop Grumman Corp. 3.200%, 02/01/27	3,560,000	3,726,296
Raytheon Co. 3.125%, 10/15/20	30,000	30,363

		11,037,261

Agriculture—0.2%
Altria Group, Inc.
4.400%, 02/14/26	1,000,000	1,068,993
4.800%, 02/14/29	3,500,000	3,838,198
5.950%, 02/14/49	829,000	975,239
Reynolds American, Inc. 4.850%, 09/15/23	1,640,000	1,774,989

		7,657,419

Airlines—0.0%
Air Canada Pass-Through Trust 4.125%, 05/15/25 (144A)	608,587	644,554
American Airlines Pass-Through Trust 5.600%, 07/15/20 (144A)	607,347	617,611

		1,262,165

Apparel—0.5%
Hanesbrands, Inc. 4.875%, 05/15/26 (144A) (a)	10,598,000	11,196,787
Levi Strauss & Co. 5.000%, 05/01/25 (a)	1,334,000	1,385,439
William Carter Co. (The) 5.625%, 03/15/27 (144A)	2,910,000	3,113,700

		15,695,926

Auto Manufacturers—0.5%
Allison Transmission, Inc. 5.000%, 10/01/24 (144A) (a)	4,790,000	4,894,781
Ford Motor Credit Co. LLC
3.219%, 01/09/22	250,000	249,740
5.875%, 08/02/21	1,025,000	1,073,599
General Motors Co. 6.600%, 04/01/36	5,134,000	5,883,947
JB Poindexter & Co., Inc. 7.125%, 04/15/26 (144A)	2,921,000	3,023,235

		15,125,302

Auto Parts & Equipment—0.1%
Delphi Technologies plc
5.000%, 10/01/25 (144A)	3,260,000	2,885,100

Auto Parts & Equipment—(Continued)
ZF North America Capital, Inc. 4.750%, 04/29/25 (144A)	1,183,000	1,233,248

		4,118,348

Banks—8.0%
Banco Mercantil del Norte S.A.
6.875%, 5Y H15 + 5.035%, 07/06/22 (144A) (b)	800,000	803,000
7.625%, 10Y H15 + 5.353%, 01/10/28 (144A) (b)	800,000	816,008
Banco Santander S.A.
3.800%, 02/23/28	400,000	419,097
3.848%, 04/12/23	9,800,000	10,213,322
Bank of America Corp.
4.000%, 01/22/25	16,110,000	17,113,023
4.250%, 10/22/26	7,628,000	8,265,407
Barclays Bank plc 7.625%, 11/21/22	16,450,000	18,136,125
Barclays plc
4.972%, 3M LIBOR + 1.902%, 05/16/29 (a) (b)	4,990,000	5,476,645
5.088%, 3M LIBOR + 3.054%, 06/20/30 (b)	200,000	208,644
7.750%, 5Y USD Swap + 4.842%, 09/15/23 (a) (b)	3,650,000	3,798,445
8.000%, 5Y H15 + 5.672%, 06/15/24 (b)	6,660,000	7,082,910
BBVA Bancomer S.A. 5.125%, 5Y H15 + 2.650%, 01/18/33 (144A) (b)	8,480,000	8,077,200
BNP Paribas S.A. 7.625%, 5Y USD Swap + 6.314%, 03/30/21 (144A) (b)	2,850,000	3,003,188
Citigroup, Inc. 4.450%, 09/29/27	11,094,000	12,103,997
Cooperative Rabobank UA
3.750%, 07/21/26	4,210,000	4,368,181
4.375%, 08/04/25	1,470,000	1,586,837
4.625%, 12/01/23	5,870,000	6,311,399
Credit Agricole S.A.
6.500%, 5Y EUR Swap + 5.120%, 06/23/21 (EUR) (b)	2,735,000	3,219,257
7.875%, 5Y USD Swap + 4.898%, 01/23/24 (144A) (a) (b)	1,750,000	1,951,250
8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (a) (b)	7,050,000	8,292,562
8.375%, 3M LIBOR + 6.982%, 10/13/19 (144A) (b)	640,000	641,024
Credit Suisse Group AG
2.593%, SOFR + 1.560%, 09/11/25 (144A) (b)	1,500,000	1,485,885
7.250%, 5Y USD Swap + 4.332%, 09/12/25 (144A) (b)	650,000	695,500
7.500%, 5Y USD Swap + 4.600%, 07/17/23 (144A) (b)	3,390,000	3,623,063
Danske Bank A/S
5.000%, 01/12/22 (144A)	2,040,000	2,144,815
5.375%, 01/12/24 (144A)	2,000,000	2,197,069
Goldman Sachs Group, Inc. (The)
3.500%, 11/16/26	2,920,000	3,037,392
4.000%, 03/03/24	1,510,000	1,611,199
4.250%, 10/21/25	8,890,000	9,530,004
6.750%, 10/01/37	2,000,000	2,697,728
HSBC Holdings plc
6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (a) (b)	390,000	401,123
6.250%, 5Y USD ICE Swap + 3.453%, 03/23/23 (a) (b)	1,260,000	1,302,210
6.500%, 5Y USD ICE Swap + 3.606%, 03/23/28 (b)	3,770,000	3,943,231

BHFTII-265

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Intesa Sanpaolo S.p.A.
3.125%, 07/14/22 (144A)	1,970,000	$1,977,707
3.375%, 01/12/23 (144A)	1,900,000	1,915,852
5.017%, 06/26/24 (144A)	2,440,000	2,512,140
5.710%, 01/15/26 (144A)	19,740,000	20,949,719
6.500%, 02/24/21 (144A)	1,175,000	1,234,160
KeyCorp 2.550%, 10/01/29	1,900,000	1,855,152
Lloyds Banking Group plc
4.582%, 12/10/25	3,011,000	3,162,703
4.650%, 03/24/26 (a)	3,920,000	4,140,679
6.375%, 5Y EUR Swap + 5.290%, 06/27/20 (EUR) (b)	5,450,000	6,109,371
7.500%, 5Y USD Swap + 4.760%, 06/27/24 (b)	3,580,000	3,838,118
Morgan Stanley 4.000%, 07/23/25	1,165,000	1,256,447
Royal Bank of Scotland Group plc
4.800%, 04/05/26	400,000	437,373
5.125%, 05/28/24 (a)	2,870,000	3,059,472
6.000%, 12/19/23 (a)	875,000	961,905
6.100%, 06/10/23	780,000	849,574
8.625%, 5Y USD Swap + 7.598%, 08/15/21 (a) (b)	2,890,000	3,094,757
Santander Holdings USA, Inc. 4.500%, 07/17/25	570,000	611,575
Santander UK Group Holdings plc
4.750%, 09/15/25 (144A)	10,031,000	10,455,596
7.375%, 5Y GBP Swap + 5.543%, 06/24/22 (GBP) (b)	2,620,000	3,402,625
Santander UK plc 7.950%, 10/26/29 (a)	272,000	345,775
UBS AG 7.625%, 08/17/22	2,850,000	3,216,795
UBS Group Funding Switzerland AG
4.253%, 03/23/28 (144A)	2,950,000	3,218,397
7.000%, 5Y USD Swap + 4.344%, 01/31/24 (144A) (a) (b)	3,600,000	3,823,200
UniCredit S.p.A. 7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (b)	6,200,000	6,998,602
Wells Fargo & Co. 4.300%, 07/22/27	1,280,000	1,400,054
Wells Fargo Capital X 5.950%, 12/01/86	90,000	111,356

		245,495,844

Beverages—0.8%
Anheuser-Busch InBev Worldwide, Inc.
5.550%, 01/23/49	13,730,000	17,977,310
5.800%, 01/23/59 (a)	1,110,000	1,511,836
Constellation Brands, Inc. 4.750%, 12/01/25	140,000	156,896
Cott Holdings, Inc. 5.500%, 04/01/25 (144A)	3,540,000	3,672,856

		23,318,898

Biotechnology—0.3%
Celgene Corp.
3.875%, 08/15/25	1,120,000	1,209,078
5.000%, 08/15/45	800,000	1,003,758
Gilead Sciences, Inc.
2.550%, 09/01/20	1,675,000	1,683,056
3.500%, 02/01/25	1,795,000	1,894,501
4.600%, 09/01/35	1,800,000	2,135,060

		7,925,453

Building Materials—0.4%
Standard Industries, Inc. 6.000%, 10/15/25 (144A) (a)	10,500,000	11,008,830

Chemicals—0.1%
Olin Corp. 5.000%, 02/01/30 (a)	1,540,000	1,542,464

Commercial Services—1.7%
Allied Universal Holding Co. 6.625%, 07/15/26 (144A)	6,800,000	7,182,500
Ashtead Capital, Inc. 4.375%, 08/15/27 (144A)	5,320,000	5,472,950
Carriage Services, Inc. 6.625%, 06/01/26 (144A)	5,500,000	5,634,750
Metropolitan Museum of Art (The) 3.400%, 07/01/45	2,025,000	2,179,270
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.250%, 04/15/24 (144A)	1,290,000	1,324,250
5.750%, 04/15/26 (144A) (a)	8,170,000	8,507,421
9.250%, 05/15/23 (144A)	1,665,000	1,750,414
UBM plc 5.750%, 11/03/20 (144A)	50,000	51,549
United Rentals North America, Inc.
4.625%, 07/15/23 (a)	1,341,000	1,370,636
4.625%, 10/15/25	760,000	775,571
4.875%, 01/15/28 (a)	5,230,000	5,439,200
5.250%, 01/15/30	40,000	41,925
5.875%, 09/15/26	5,000,000	5,331,500
6.500%, 12/15/26	1,940,000	2,113,630
WW International, Inc. 8.625%, 12/01/25 (144A) (a)	5,945,000	6,167,937

		53,343,503

Diversified Financial Services—2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.625%, 10/30/20	1,060,000	1,085,078
5.000%, 10/01/21	15,056,000	15,829,901
ASP AMC Merger Sub, Inc. 8.000%, 05/15/25 (144A) (a)	6,230,000	4,236,400
Carlyle Holdings II Finance LLC 5.625%, 03/30/43 (144A) (a)	3,370,000	3,933,436
Global Aircraft Leasing Co., Ltd. 6.500%, PIK, 09/15/24 (144A) (a) (c)	12,340,000	12,494,250
International Lease Finance Corp. 8.625%, 01/15/22 (a)	2,500,000	2,837,542

BHFTII-266

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
KKR Group Finance Co. II LLC 5.500%, 02/01/43 (144A)	130,000	$158,141
LHC3 plc 4.125%, PIK, 08/15/24 (EUR) (c)	250,000	283,346
Navient Corp. 5.000%, 10/26/20	5,811,000	5,883,637
Park Aerospace Holdings, Ltd.
4.500%, 03/15/23 (144A)	3,800,000	3,932,240
5.250%, 08/15/22 (144A)	5,120,000	5,395,968
Quicken Loans, Inc. 5.750%, 05/01/25 (144A)	16,410,000	16,922,812
Visa, Inc. 3.150%, 12/14/25	850,000	906,297

		73,899,048

Electric—1.1%
FirstEnergy Corp.
3.900%, 07/15/27	6,480,000	6,905,285
4.250%, 03/15/23	1,560,000	1,650,137
7.375%, 11/15/31	3,550,000	5,024,245
NSG Holdings LLC / NSG Holdings, Inc. 7.750%, 12/15/25 (144A)	2,304,817	2,471,917
Panoche Energy Center LLC 6.885%, 07/31/29 (144A)	602,021	570,285
Perusahaan Listrik Negara PT 5.500%, 11/22/21	9,750,000	10,335,000
Southern California Edison Co. 3.900%, 03/15/43	1,217,000	1,278,519
Talen Energy Supply LLC 10.500%, 01/15/26 (144A)	5,110,000	4,407,375

		32,642,763

Electronics—0.4%
Sensata Technologies, Inc. 4.375%, 02/15/30 (144A)	2,090,000	2,090,000
Vishay Intertechnology, Inc. 2.250%, 06/15/25 (a)	9,470,000	8,852,551

		10,942,551

Energy-Alternate Sources—0.0%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A)	1,175,779	1,369,173

Environmental Control—0.3%
GFL Environmental, Inc.
5.375%, 03/01/23 (144A)	5,060,000	5,122,238
5.625%, 05/01/22 (144A) (a)	460,000	470,350
8.500%, 05/01/27 (144A) (a)	3,250,000	3,603,438
Waste Management, Inc.
3.500%, 05/15/24	890,000	937,194
4.600%, 03/01/21 (a)	180,000	185,231

		10,318,451

Food—0.3%
Kraft Heinz Foods Co.
3.000%, 06/01/26	340,000	336,400
3.950%, 07/15/25	60,000	62,811
5.000%, 06/04/42	130,000	134,101
5.200%, 07/15/45	390,000	410,209
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (144A) (a)	2,080,000	2,188,992
4.875%, 11/01/26 (144A) (a)	6,500,000	6,808,750

		9,941,263

Forest Products & Paper—0.5%
Mercer International, Inc. 7.375%, 01/15/25 (144A)	4,310,000	4,489,296
Resolute Forest Products, Inc.
5.875%, 05/15/23	5,047,000	5,047,000
Suzano Austria GmbH 5.750%, 07/14/26 (a)	4,200,000	4,641,882

		14,178,178

Healthcare-Products—0.5%
Becton Dickinson & Co. 3.700%, 06/06/27 (a)	5,594,000	5,926,821
Immucor, Inc. 11.125%, 02/15/22 (144A) (a)	7,080,000	7,159,650
Medtronic, Inc. 3.500%, 03/15/25	770,000	826,613

		13,913,084

Healthcare-Services—2.0%
Centene Corp.
5.375%, 06/01/26 (144A)	7,280,000	7,625,800
6.125%, 02/15/24	4,413,000	4,601,435
DaVita, Inc. 5.000%, 05/01/25	430,000	428,388
Fresenius Medical Care U.S. Finance II, Inc. 4.750%, 10/15/24 (144A)	700,000	753,953
HCA, Inc.
5.375%, 02/01/25 (a)	5,320,000	5,812,100
5.500%, 06/15/47	12,100,000	13,679,794
5.625%, 09/01/28 (a)	10,750,000	11,978,725
Humana, Inc. 4.800%, 03/15/47	800,000	913,918
Magellan Health, Inc. 4.900%, 09/22/24 (a)	4,735,000	4,729,081
Polaris Intermediate Corp. 8.500%, PIK, 12/01/22 (144A) (a) (c)	4,270,000	3,629,500
Tenet Healthcare Corp. 8.125%, 04/01/22 (a)	5,765,000	6,240,612

		60,393,306

Holding Companies-Diversified—0.1%
Co-operative Group Holdings, Ltd. 7.500%, 07/08/26 (GBP) (d)	2,410,000	3,342,809

BHFTII-267

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Home Builders—0.3%
Lennar Corp.
4.500%, 04/30/24	4,180,000	$4,403,630
4.750%, 11/29/27 (a)	5,730,000	6,145,425

		10,549,055

Household Products/Wares—0.0%
Spectrum Brands, Inc. 5.000%, 10/01/29 (144A)	1,140,000	1,159,950

Housewares—0.0%
Newell Brands, Inc. 3.850%, 04/01/23	1,153,000	1,188,924

Insurance—0.9%
Ambac Assurance Corp.
5.100%, 06/07/20 (144A)	20,207	29,350
Ambac LSNI LLC 7.104%, 3M LIBOR + 5.000%, 02/12/23 (144A) (b)	86,197	87,059
American International Group, Inc.
3.750%, 07/10/25	770,000	813,245
6.250%, 03/15/87	453,000	482,445
AXA S.A. 8.600%, 12/15/30	1,320,000	1,907,400
Delphi Financial Group, Inc. 7.875%, 01/31/20	2,190,000	2,228,069
Fidelity & Guaranty Life Holdings, Inc. 5.500%, 05/01/25 (144A)	6,120,000	6,563,700
Liberty Mutual Insurance Co. 7.697%, 10/15/97 (144A)	2,600,000	3,888,765
Massachusetts Mutual Life Insurance Co. 4.900%, 04/01/77 (144A)	6,285,000	7,883,055
Prudential Financial, Inc.
5.625%, 3M LIBOR + 3.920%, 06/15/43 (b)	550,000	591,200
5.875%, 3M LIBOR + 4.175%, 09/15/42 (b)	1,200,000	1,292,604
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 (144A)	1,771,000	2,203,048
6.850%, 12/16/39 (144A)	216,000	319,418

		28,289,358

Internet—0.9%
Booking Holdings, Inc. 3.650%, 03/15/25	1,625,000	1,732,256
Cogent Communications Group, Inc. 5.375%, 03/01/22 (144A)	4,053,000	4,215,120
Match Group, Inc. 5.000%, 12/15/27 (144A) (a)	5,685,000	5,898,188
Netflix, Inc. 6.375%, 05/15/29 (144A)	6,500,000	7,166,250
Tencent Holdings, Ltd. 3.595%, 01/19/28 (144A)	8,110,000	8,475,255

		27,487,069

Iron/Steel—0.6%
ArcelorMittal 6.125%, 06/01/25	2,700,000	3,038,611

Iron/Steel—(Continued)
Vale Overseas, Ltd.
6.250%, 08/10/26	3,990,000	4,598,475
6.875%, 11/10/39 (a)	7,980,000	10,164,605

		17,801,691

Leisure Time—0.9%
NCL Corp., Ltd. 4.750%, 12/15/21 (144A) (a)	5,262,000	5,359,137
Silversea Cruise Finance, Ltd. 7.250%, 02/01/25 (144A)	5,285,000	5,641,737
Viking Cruises, Ltd. 5.875%, 09/15/27 (144A)	11,372,000	12,049,771
VOC Escrow, Ltd. 5.000%, 02/15/28 (144A)	6,000,000	6,195,600

		29,246,245

Lodging—1.0%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 04/01/25 (a)	1,250,000	1,287,500
4.875%, 04/01/27 (a)	5,550,000	5,867,460
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 10.250%, 11/15/22 (144A)	7,468,000	7,906,745
Las Vegas Sands Corp. 3.200%, 08/08/24 (a)	4,580,000	4,665,868
MGM China Holdings, Ltd.
5.375%, 05/15/24 (144A)	910,000	944,125
5.875%, 05/15/26 (144A) (a)	2,450,000	2,566,375
Sands China, Ltd. 5.125%, 08/08/25	6,800,000	7,465,856

		30,703,929

Machinery—0.2%
Harsco Corp. 5.750%, 07/31/27 (144A) (a)	5,610,000	5,841,693

Machinery-Diversified—0.2%
Cleaver-Brooks, Inc. 7.875%, 03/01/23 (144A)	3,900,000	3,695,250
MAI Holdings, Inc. 9.500%, 06/01/23	2,550,000	1,134,750

		4,830,000

Media—4.6%
Altice Luxembourg S.A.
7.750%, 05/15/22 (144A) (a)	6,073,000	6,202,051
10.500%, 05/15/27 (144A)	5,100,000	5,747,700
American Media LLC 10.500%, 12/31/26 (144A)	13,637,886	14,660,728
CCO Holdings LLC / CCO Holdings Capital Corp.
5.000%, 02/01/28 (144A) (a)	1,440,000	1,488,600
5.125%, 05/01/27 (144A)	4,470,000	4,665,563
5.375%, 05/01/25 (144A)	880,000	913,000
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.200%, 03/15/28 (a)	8,160,000	8,590,395

BHFTII-268

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.908%, 07/23/25	6,164,000	$6,774,099
5.375%, 04/01/38	2,050,000	2,294,844
Comcast Corp. 4.700%, 10/15/48	11,430,000	14,008,714
CSC Holdings LLC
6.500%, 02/01/29 (144A)	15,520,000	17,250,092
10.875%, 10/15/25 (144A)	5,667,000	6,417,594
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 08/15/26 (144A)	3,100,000	3,216,250
DISH DBS Corp. 7.750%, 07/01/26 (a)	15,165,000	15,453,135
Fox Corp.
4.709%, 01/25/29 (144A)	2,640,000	3,013,429
5.476%, 01/25/39 (144A)	1,400,000	1,719,668
Meredith Corp. 6.875%, 02/01/26 (a)	3,620,000	3,678,825
Time Warner Cable LLC 5.875%, 11/15/40	1,942,000	2,172,989
Univision Communications, Inc. 5.125%, 05/15/23 (144A) (a)	10,430,000	10,403,925
UPC Holding B.V.
5.500%, 01/15/28 (144A) (a)	3,920,000	4,067,000
UPCB Finance IV, Ltd. 5.375%, 01/15/25 (144A)	2,096,000	2,153,640
Virgin Media Secured Finance plc 5.500%, 08/15/26 (144A)	5,985,000	6,278,564

		141,170,805

Metal Fabricate/Hardware—0.1%
Park-Ohio Industries, Inc. 6.625%, 04/15/27 (a)	4,860,000	4,641,300

Mining—3.3%
Alcoa Nederland Holding B.V. 6.125%, 05/15/28 (144A) (a)	12,912,000	13,749,989
Anglo American Capital plc 4.000%, 09/11/27 (144A)	3,540,000	3,660,876
Barrick Gold Corp. 5.250%, 04/01/42	2,520,000	3,080,991
Barrick North America Finance LLC 5.750%, 05/01/43	8,579,000	11,275,512
BHP Billiton Finance USA, Ltd.
2.875%, 02/24/22	79,000	80,804
6.250%, 5Y USD Swap + 4.971%, 10/19/75 (144A) (b)	2,392,000	2,478,112
6.750%, 5Y USD Swap + 5.093%, 10/19/75 (144A) (a) (b)	8,191,000	9,573,231
First Quantum Minerals, Ltd.
7.250%, 04/01/23 (144A) (a)	17,889,000	17,620,665
7.500%, 04/01/25 (144A) (a)	400,000	394,000
Freeport-McMoRan, Inc. 5.450%, 03/15/43	16,860,000	15,180,407

Mining—(Continued)
Glencore Finance Canada, Ltd.
4.250%, 10/25/22 (144A)	788,000	821,963
5.550%, 10/25/42 (144A) (a)	1,000,000	1,084,299
Glencore Funding LLC 4.000%, 04/16/25 (144A)	6,580,000	6,845,413
HudBay Minerals, Inc. 7.625%, 01/15/25 (144A)	7,410,000	7,511,887
Midwest Vanadium Pty, Ltd. 13.250%, 02/15/18 (144A) (e) (f) (g) (h)	932,290	0
Northwest Acquisitions ULC / Dominion Finco, Inc. 7.125%, 11/01/22 (144A)	4,210,000	2,473,375
Teck Resources, Ltd.
5.400%, 02/01/43	4,575,000	4,688,775
6.000%, 08/15/40 (a)	1,774,000	1,919,927

		102,440,226

Miscellaneous Manufacturing—0.6%
General Electric Co. 6.875%, 01/10/39	14,178,000	18,765,584

Oil & Gas—6.4%
Apache Corp.
3.250%, 04/15/22	452,000	460,164
4.250%, 01/15/44	260,000	231,868
4.750%, 04/15/43	7,000,000	6,724,139
Berry Petroleum Co. LLC 7.000%, 02/15/26 (144A)	9,280,000	8,885,600
Chesapeake Energy Corp.
7.000%, 10/01/24	2,310,000	1,657,425
8.000%, 06/15/27 (a)	7,930,000	5,332,925
Covey Park Energy LLC / Covey Park Finance Corp. 7.500%, 05/15/25 (144A)	10,170,000	8,136,000
Devon Energy Corp.
5.600%, 07/15/41	110,000	133,342
5.850%, 12/15/25 (a)	970,000	1,153,086
Diamondback Energy, Inc.
4.750%, 11/01/24 (a)	9,328,000	9,549,540
5.375%, 05/31/25 (a)	4,670,000	4,873,425
Eclipse Resources Corp. 8.875%, 07/15/23 (a)	9,275,000	7,095,375
Endeavor Energy Resources L.P. / EER Finance, Inc.
5.500%, 01/30/26 (144A)	1,350,000	1,404,000
5.750%, 01/30/28 (144A)	2,180,000	2,316,250
EOG Resources, Inc. 4.150%, 01/15/26 (a)	1,665,000	1,841,725
Extraction Oil & Gas, Inc.
5.625%, 02/01/26 (144A) (a)	4,170,000	2,554,125
7.375%, 05/15/24 (144A)	5,030,000	3,294,650
Gazprom OAO Via Gaz Capital S.A. 4.950%, 03/23/27 (144A)	10,470,000	11,314,489
KazMunayGas National Co. JSC
5.375%, 04/24/30 (144A)	300,000	337,125
6.375%, 10/24/48 (144A)	1,060,000	1,317,266
MEG Energy Corp.
6.500%, 01/15/25 (144A) (a)	4,630,000	4,722,600
7.000%, 03/31/24 (144A) (a)	11,409,000	11,009,685

BHFTII-269

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Noble Energy, Inc.
3.850%, 01/15/28 (a)	1,910,000	$1,982,550
6.000%, 03/01/41	10,200,000	12,321,032
Northern Oil and Gas, Inc. 8.500%, 1.000%, PIK, 05/15/23 (a) (c)	6,892,416	7,099,188
Oasis Petroleum, Inc.
6.875%, 03/15/22	5,835,000	5,441,137
6.875%, 01/15/23 (a)	2,830,000	2,589,450
Occidental Petroleum Corp.
2.900%, 08/15/24	1,720,000	1,733,060
3.125%, 02/15/22	110,000	111,628
3.200%, 08/15/26	1,800,000	1,813,312
3.500%, 06/15/25	1,850,000	1,902,710
4.500%, 07/15/44	800,000	813,946
4.625%, 06/15/45	230,000	237,600
5.550%, 03/15/26	2,250,000	2,544,077
6.450%, 09/15/36	220,000	272,284
6.950%, 07/01/24	290,000	340,238
7.500%, 05/01/31	80,000	104,807
7.875%, 09/15/31	285,000	385,002
Petrobras Global Finance B.V.
5.750%, 02/01/29 (a)	7,360,000	8,117,197
6.850%, 06/05/15	12,700,000	14,512,290
QEP Resources, Inc. 6.875%, 03/01/21	480,000	476,400
Range Resources Corp.
4.875%, 05/15/25 (a)	1,945,000	1,604,625
5.000%, 08/15/22 (a)	490,000	459,375
5.000%, 03/15/23 (a)	9,786,000	8,562,750
5.875%, 07/01/22	1,645,000	1,575,087
Shelf Drilling Holdings, Ltd. 8.250%, 02/15/25 (144A)	8,350,000	7,097,500
Shell International Finance B.V.
4.000%, 05/10/46	360,000	416,491
WPX Energy, Inc.
5.250%, 10/15/27	2,260,000	2,276,950
5.750%, 06/01/26 (a)	4,521,000	4,634,025
8.250%, 08/01/23	5,720,000	6,435,000
YPF S.A. 8.500%, 03/23/21 (a)	8,000,000	6,980,000

		197,184,515

Packaging & Containers—0.8%
ARD Securities Finance SARL 8.750%, PIK, 01/31/23 (144A) (a) (c)	5,189,801	5,371,444
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.625%, 05/15/23 (144A)	660,000	675,675
6.000%, 02/15/25 (144A) (a)	5,200,000	5,437,120
Pactiv LLC 8.375%, 04/15/27	10,745,000	11,658,325
Trivium Packaging Finance B.V. 8.500%, 08/15/27 (144A) (a)	1,890,000	2,043,563
WestRock RKT Co. 4.000%, 03/01/23	140,000	146,932

		25,333,059

Pharmaceuticals—2.9%
Allergan Funding SCS
3.450%, 03/15/22	450,000	461,205
4.550%, 03/15/35	2,100,000	2,230,742
Bausch Health Americas, Inc.
8.500%, 01/31/27 (144A)	1,460,000	1,638,558
9.250%, 04/01/26 (144A)	11,675,000	13,265,602
Bristol-Myers Squibb Co. 4.250%, 10/26/49 (144A)	3,130,000	3,644,801
Cigna Corp. 4.800%, 08/15/38	8,120,000	9,123,722
CVS Health Corp.
3.875%, 07/20/25	496,000	525,429
4.100%, 03/25/25	33,940,000	36,240,982
4.780%, 03/25/38	17,110,000	18,862,095
5.125%, 07/20/45	1,440,000	1,640,873
Mead Johnson Nutrition Co. 4.125%, 11/15/25 (a)	1,653,000	1,808,947

		89,442,956

Pipelines—3.6%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 5.500%, 10/15/19	600,000	600,631
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.125%, 11/15/22 (144A)	1,825,000	1,834,673
6.625%, 07/15/26 (144A)	2,910,000	2,873,625
Cheniere Energy Partners L.P. 4.500%, 10/01/29 (144A) (a)	4,100,000	4,199,938
DCP Midstream Operating L.P.
4.950%, 04/01/22 (a)	1,620,000	1,672,650
6.750%, 09/15/37 (144A)	3,480,000	3,662,700
El Paso Natural Gas Co. LLC
7.500%, 11/15/26 (a)	4,250,000	5,369,022
8.375%, 06/15/32	190,000	262,613
Energy Transfer Operating L.P.
5.500%, 06/01/27 (a)	1,376,000	1,554,127
5.875%, 01/15/24	1,638,000	1,821,203
6.250%, 04/15/49 (a)	1,090,000	1,323,433
Energy Transfer Partners L.P. / Regency Energy Finance Corp. 5.875%, 03/01/22	780,000	834,396
Enterprise Products Operating LLC
3.700%, 02/15/26	1,072,000	1,139,600
5.375%, 3M LIBOR + 2.570%, 02/15/78 (b)	13,090,000	12,634,755
Genesis Energy L.P. / Genesis Energy Finance Corp.
5.625%, 06/15/24	1,060,000	1,014,950
6.000%, 05/15/23	6,046,000	6,068,672
IFM U.S. Colonial Pipeline 2 LLC 6.450%, 05/01/21 (144A) (a)	2,500,000	2,600,579
Kinder Morgan, Inc.
4.300%, 06/01/25	1,240,000	1,340,659
7.800%, 08/01/31	67,000	90,947
MPLX L.P. 4.875%, 12/01/24	4,500,000	4,940,319
NGPL PipeCo LLC 7.768%, 12/15/37 (144A) (a)	11,919,000	15,445,359
Northwest Pipeline LLC 4.000%, 04/01/27 (a)	14,460,000	15,257,256

BHFTII-270

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Rockies Express Pipeline LLC 7.500%, 07/15/38 (144A)	4,485,000	$5,002,973
Southern Natural Gas Co. LLC 8.000%, 03/01/32	25,000	35,199
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
5.125%, 02/01/25	4,791,000	4,926,825
5.375%, 02/01/27 (a)	2,770,000	2,863,488
6.500%, 07/15/27 (144A)	10,000	10,911
6.875%, 01/15/29 (144A)	10,000	10,926
Western Midstream Operating L.P.
3.950%, 06/01/25 (a)	9,253,000	8,945,055
5.450%, 04/01/44	1,650,000	1,463,786

		109,801,270

Real Estate—0.2%
Five Point Operating Co. L.P. / Five Point Capital Corp. 7.875%, 11/15/25 (144A)	7,040,000	7,145,600

Real Estate Investment Trusts—0.8%
CoreCivic, Inc.
4.625%, 05/01/23	820,000	794,490
5.000%, 10/15/22	5,400,000	5,386,500
ESH Hospitality, Inc. 4.625%, 10/01/27 (144A)	3,810,000	3,819,525
GLP Capital L.P. / GLP Financing II, Inc.
5.375%, 04/15/26	10,000	11,012
5.750%, 06/01/28	4,400,000	5,004,956
MPT Operating Partnership L.P. / MPT Finance Corp. 5.000%, 10/15/27	7,770,000	8,139,075

		23,155,558

Retail—1.4%
1011778 BC ULC / New Red Finance, Inc. 3.875%, 01/15/28 (144A)	4,770,000	4,800,337
AutoZone, Inc.
2.500%, 04/15/21	800,000	803,156
Golden Nugget, Inc. 8.750%, 10/01/25 (144A)	9,210,000	9,601,425
L Brands, Inc.
5.250%, 02/01/28 (a)	9,112,000	8,477,805
5.625%, 10/15/23	4,550,000	4,788,875
McDonald’s Corp.
3.350%, 04/01/23 (a)	441,000	460,290
3.700%, 01/30/26 (a)	1,047,000	1,124,013
PetSmart, Inc. 7.125%, 03/15/23 (144A)	3,510,000	3,299,400
Sally Holdings LLC / Sally Capital, Inc. 5.625%, 12/01/25 (a)	3,702,000	3,766,785
Tendam Brands S.A.U.
5.000%, 09/15/24 (144A) (EUR)	1,350,000	1,502,819
5.250%, 3M EURIBOR + 5.250%, 09/15/24 (144A) (EUR) (b)	3,750,000	4,103,254

		42,728,159

Savings & Loans—0.3%
Nationwide Building Society 4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (b)	9,910,000	10,408,727

Semiconductors—0.1%
Advanced Micro Devices, Inc. 7.000%, 07/01/24 (a)	3,178,000	3,297,175
Amkor Technology, Inc. 6.625%, 09/15/27 (144A) (a)	860,000	937,400
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.125%, 01/15/25 (a)	280,000	278,001

		4,512,576

Software—0.3%
CDK Global, Inc. 5.250%, 05/15/29 (144A) (a)	4,560,000	4,719,600
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc. 6.000%, 07/15/25 (144A) (a)	3,930,000	4,149,491

		8,869,091

Telecommunications—3.9%
Altice France S.A. 7.375%, 05/01/26 (144A)	22,015,000	23,632,222
AT&T, Inc. 4.450%, 04/01/24	3,330,000	3,602,342
British Telecommunications plc 9.625%, 12/15/30	3,875,000	5,909,420
CommScope Technologies LLC
5.000%, 03/15/27 (144A)	1,100,000	907,500
6.000%, 06/15/25 (144A)	2,200,000	1,985,500
CommScope, Inc. 8.250%, 03/01/27 (144A) (a)	2,860,000	2,784,031
Deutsche Telekom International Finance B.V. 2.485%, 09/19/23 (144A)	7,227,000	7,267,113
Intelsat Jackson Holdings S.A. 5.500%, 08/01/23 (a)	5,400,000	5,037,660
Millicom International Cellular S.A.
6.250%, 03/25/29 (144A)	4,550,000	4,969,055
6.625%, 10/15/26 (144A)	4,290,000	4,665,375
Sprint Capital Corp.
6.875%, 11/15/28 (a)	1,405,000	1,531,731
8.750%, 03/15/32 (a)	9,850,000	12,149,482
Sprint Corp.
7.125%, 06/15/24	3,510,000	3,783,078
7.250%, 09/15/21	1,390,000	1,483,269
7.625%, 03/01/26	1,170,000	1,291,388
7.875%, 09/15/23 (a)	2,700,000	2,965,842
T-Mobile USA, Inc.
4.750%, 02/01/28 (a)	4,590,000	4,803,435
6.500%, 01/15/24 (a)	803,000	832,960
Telecom Italia S.p.A. 5.303%, 05/30/24 (144A) (a)	8,610,000	9,285,454
Telefonica Emisiones S.A. 4.103%, 03/08/27 (a)	5,600,000	6,113,529
Verizon Communications, Inc.
2.625%, 08/15/26	820,000	830,643

BHFTII-271

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Verizon Communications, Inc.
3.850%, 11/01/42	5,210,000	$5,588,628
4.522%, 09/15/48	1,200,000	1,417,067
5.250%, 03/16/37	660,000	820,297
Vodafone Group plc 4.375%, 05/30/28 (a)	2,920,000	3,225,621
Windstream Services LLC / Windstream Finance Corp. 10.500%, 06/30/24 (144A) (g)	5,445,000	3,008,363

		119,891,005

Transportation—0.9%
Navios Maritime Acquisition Corp. / Navios Acquisition Finance U.S., Inc. 8.125%, 11/15/21 (144A)	4,670,000	3,549,200
Union Pacific Corp.
4.375%, 09/10/38	2,835,000	3,272,138
4.500%, 09/10/48	3,030,000	3,604,744
XPO CNW, Inc. 6.700%, 05/01/34	15,053,000	14,751,940
XPO Logistics, Inc. 6.125%, 09/01/23 (144A) (a)	1,390,000	1,435,175

		26,613,197

Trucking & Leasing—0.3%
DAE Funding LLC 5.750%, 11/15/23 (144A)	10,100,000	10,613,585

Water—0.1%
Anglian Water Osprey Financing plc 5.000%, 04/30/23 (GBP)	2,650,000	3,296,428

Total Corporate Bonds & Notes (Cost $1,653,290,863)		1,731,583,594

Floating Rate Loans (i)—10.5%

Advertising—0.2%
AppLovin Corp. Term Loan B, 5.794%, 1M LIBOR + 3.750%, 08/15/25	4,855,539	4,859,583

Air Freight & Logistics—0.3%
Global Tel*Link Corp.
1st Lien Term Loan, 6.294%, 1M LIBOR + 4.250%, 11/29/25	5,398,757	5,181,123
GlobalTranz Enterprises, Inc. Term Loan, 7.057%, 1M LIBOR + 5.000%, 05/15/26	4,955,529	4,751,113

		9,932,236

Auto Parts & Equipment—0.3%
American Axle & Manufacturing, Inc. Term Loan B, 4.530%, 3M LIBOR + 2.250%, 04/06/24	3,936,511	3,865,501
Panther BF Aggregator 2 L.P. Term Loan B, 5.544%, 1M LIBOR + 3.500%, 04/30/26	6,460,000	6,425,006

		10,290,507

Building Materials—0.2%
APi Group DE, Inc. Term Loan B, 09/25/26 (k)	4,900,000	4,924,500

Commercial Services—1.0%
Albany Molecular Research, Inc. 1st Lien Term Loan, 5.294%, 1M LIBOR + 3.250%, 08/30/24	7,075,600	6,969,466
Allied Universal Holdco LLC
Delayed Draw Term Loan, 2.125%, 3M LIBOR + 4.250%, 07/10/26 (j)	660,360	662,148
Term Loan B, 6.507%, 6M LIBOR + 4.250%, 07/10/26	6,669,640	6,687,701
Garda World Security Corp. Term Loan, 5.632%, 3M LIBOR + 3.500%, 05/24/24	2,974,784	2,979,618
Jaguar Holding Co. II Term Loan, 4.544%, 1M LIBOR + 2.500%,, 08/18/22	6,150,849	6,163,919
Prime Security Services Borrower LLC Term Loan B1, 5.210%, 1W LIBOR + 3.250%, 09/23/26	7,776,771	7,697,612

		31,160,464

Entertainment—0.6%
Scientific Games International, Inc. Term Loan B5, 4.896%, 2M LIBOR + 2.750%, 08/14/24	7,365,445	7,314,152
Stars Group Holdings B.V. (The) Incremental Term Loan, 5.604%, 3M LIBOR + 3.500%, 07/10/25	267,471	268,870
UFC Holdings LLC Term Loan, 5.300%, 1M LIBOR + 3.250%, 04/29/26	8,712,839	8,754,590

		16,337,612

Food—0.2%
Albertsons LLC Term Loan B8, 4.794%, 1M LIBOR + 2.750%, 08/17/26	3,928,460	3,957,189
Post Holdings, Inc. Incremental Term Loan, 4.040%, 1M LIBOR + 2.000%, 05/24/24	1,824,390	1,831,658

		5,788,847

Health Care Technology—0.2%
Athenahealth, Inc. Term Loan B, 6.681%, 3M LIBOR + 4.500%, 02/11/26	6,716,250	6,689,667
RegionalCare Hospital Partners Holdings, Inc. Term Loan B, 6.554%, 1M LIBOR + 4.500%, 11/17/25	875,589	877,367

		7,567,034

Healthcare-Services—1.4%
HC Group Holdings II, Inc. Term Loan B, 6.544%, 1M LIBOR + 4.500%, 05/21/26	7,820,000	7,829,775
MPH Acquisition Holdings LLC
Term Loan B, 4.854%, 3M LIBOR + 2.750%, 06/07/23	6,857,636	6,546,182
Phoenix Guarantor, Inc. Term Loan B, 6.567%, 1M LIBOR + 4.500%, 03/05/26	3,465,859	3,477,775
RadNet, Inc. Term Loan, 5.830%, 3M LIBOR + 3.500%, 06/30/23	9,076,675	8,985,909

BHFTII-272

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
U.S. Renal Care, Inc. 2019 Term Loan B, 7.063%, 1M LIBOR + 5.000%, 06/26/26	7,870,000	$7,483,056
Versant Health Holdco, Inc. 1st Lien Term Loan B, 5.044%, 1M LIBOR + 3.000%, 12/02/24	2,781,368	2,740,515
WP CityMD Bidco LLC Term Loan B, 6.604%, 3M LIBOR + 4.500%, 08/07/26	4,990,000	4,948,418

		42,011,630

Hotels, Restaurants & Leisure—0.4%
CEC Entertainment, Inc. Term Loan B, 8.544%, 1M LIBOR + 6.500%, 08/30/26	8,603,382	8,443,411
Del Frisco’s Restaurant Group, Inc. Bridge Term Loan, 12/31/19 (k)	2,250,000	2,250,000

		10,693,411

Insurance—0.4%
Asurion LLC
Term Loan B7, 5.044%, 1M LIBOR + 3.000%, 11/03/24	7,193,577	7,225,049
Term Loan B4, 5.044%, 1M LIBOR + 3.000%, 08/04/22	4,557,049	4,575,277

		11,800,326

Internet—0.2%
Ancestry.com Operations, Inc. 1st Lien Term Loan, 5.800%, 1M LIBOR + 3.750%, 10/19/23	5,854,220	5,837,144

Internet Software & Services—0.1%
Travelport Finance (Luxembourg) S.a.r.l. Term Loan, 7.104%, 3M LIBOR + 5.000%,, 05/29/26	3,840,000	3,485,998

Investment Company Securities—0.4%
First Eagle Investment Management LLC Term Loan B, 4.854%, 3M LIBOR + 2.750%, 12/26/24	537,293	538,804
Jane Street Group LLC Term Loan B, 5.046%, 1M LIBOR + 3.000%, 08/25/22	7,253,367	7,253,367
TKC Holdings, Inc. 1st Lien Term Loan, 5.800%, 1M LIBOR + 3.750%, 02/01/23	5,441,768	5,359,010

		13,151,181

IT Services—0.0%
McAfee LLC USD Term Loan B, 5.794%, 1M LIBOR + 3.750%, 09/30/24	1,335,191	1,339,483

Leisure Time—0.1%
Alterra Mountain Co. Term Loan B1, 5.044%, 1M LIBOR + 3.000%, 07/31/24	4,030,986	4,041,063

Lodging—0.5%
Boyd Gaming Corp.
Term Loan B3, 4.166%, 1WK LIBOR + 2.250%, 09/15/23	3,838,386	3,855,444

Lodging—(Continued)
Caesars Resort Collection LLC 1st Lien Term Loan B, 4.794%, 1M LIBOR + 2.750%, 12/22/24	8,646,000	8,600,453
MGM Growth Properties Operating Partnership L.P. Term Loan B, 4.044%, 1M LIBOR + 2.000%, 03/21/25	2,432,201	2,440,942

		14,896,839

Media—1.0%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan, 5.294%, 1M LIBOR + 3.250%, 07/23/21	6,904,639	6,470,220
Entercom Media Corp. Term Loan B, 4.804%, 1M LIBOR + 2.750%, 11/18/24	3,435,715	3,443,015
iHeartCommunications, Inc. Exit Term Loan, 6.100%, 1M LIBOR + 4.000%, 05/01/26	6,578,361	6,629,751
Lions Gate Capital Holdings LLC Term Loan B, 4.294%, 1M LIBOR + 2.250%, 03/24/25	786,089	785,598
Nexstar Broadcasting, Inc. Term Loan B4, 4.807%, 1M LIBOR + 2.250%, 06/19/26	4,790,000	4,819,439
Univision Communications, Inc. Term Loan C5, 4.794%, 1M LIBOR + 2.750%, 03/15/24	8,445,503	8,222,297

		30,370,320

Packaging & Containers—0.4%
Berry Global, Inc. Term Loan Q, 4.299%, 1M LIBOR + 2.250%, 10/01/22	8,435,786	8,482,832
Reynolds Group Holdings, Inc. Term Loan, 4.794%, 1M LIBOR + 2.750%, 02/05/23	5,139,019	5,153,069

		13,635,901

Pharmaceuticals—0.1%
Change Healthcare Holdings LLC Term Loan B, 4.544%, 1M LIBOR + 2.500%, 03/01/24	3,681,042	3,668,099

Professional Services—0.0%
Trans Union LLC Term Loan B3, 4.044%, 1M LIBOR + 2.000%, 04/10/23	881,609	885,604

Retail—1.1%
Academy, Ltd. Term Loan B, 6.100%, 1M LIBOR + 4.000%, 07/01/22	8,739,845	6,147,021
CWGS Group LLC Term Loan, 4.794%, 1M LIBOR + 2.750%, 11/08/23	1,293,425	1,107,495
Michaels Stores, Inc. Term Loan B, 4.546%, 1M LIBOR + 2.500%, 01/30/23	6,513,303	6,370,825
Party City Holdings, Inc. Term Loan B, 4.550%, 1M LIBOR + 2.500%, 08/19/22	3,134,284	3,111,428
Petco Animal Supplies, Inc. Term Loan B, 5.506%, 3M LIBOR + 3.250%, 01/26/23	4,909,837	3,737,614
PetSmart, Inc. Term Loan B2, 6.040%, 1M LIBOR + 4.000%, 03/11/22	12,656,987	12,361,662

		32,836,045

BHFTII-273

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Principal Amount*	Value

Software—0.8%
DigiCert Holdings, Inc.
Term Loan B, 08/13/26 (k)	7,260,000	$7,249,415
DigiCert, Inc. Term Loan B1, 6.044%, 1M LIBOR + 4.000%, 10/31/24	4,406,558	4,411,150
Finastra USA, Inc. 1st Lien Term Loan, 5.696%, 1M LIBOR + 3.500%, 06/13/24	4,172,208	4,067,156
MA FinanceCo. LLC Term Loan B3, 4.544%, 1M LIBOR + 2.500%, 06/21/24	450,120	445,619
Seattle Spinco, Inc. Term Loan B3, 4.544%, 1M LIBOR + 2.500%, 06/21/24	3,039,772	3,008,107
Ultimate Software Group, Inc. (The) Term Loan B, 5.794%, 1M LIBOR + 3.750%,, 05/04/26	4,060,000	4,085,882

		23,267,329

Telecommunications—0.4%
Intelsat Jackson Holdings S.A. Term Loan B3, 5.804%, 1M LIBOR + 3.750%, 11/27/23	2,489,500	2,496,968
Level 3 Parent LLC Term Loan B, 4.294%, 1M LIBOR + 2.250%, 02/22/24	7,470,000	7,491,790
Securus Technologies Holdings, Inc. 1st Lien Term Loan, 6.544%, 1M LIBOR + 4.500%, 11/01/24	2,268,456	2,031,686

		12,020,444

Trucking & Leasing—0.2%
Avolon TLB Borrower 1 (U.S.) LLC Term Loan B3, 3.794%, 1M LIBOR + 1.750%, 01/15/25	7,364,791	7,405,297

Total Floating Rate Loans (Cost $326,891,170)		322,206,897

Foreign Government—8.3%

Regional Government—0.5%
Provincia de Buenos Aires
6.500%, 02/15/23 (144A) (l)	18,280,000	6,398,000
7.875%, 06/15/27 (144A) (l)	1,800,000	648,000
9.125%, 03/16/24 (144A) (l)	4,040,000	1,472,580
9.950%, 06/09/21 (144A) (l)	3,530,000	1,412,000
9.950%, 06/09/21 (l)	3,370,000	1,348,000
Provincia de Cordoba 7.450%, 09/01/24 (144A) (a)	5,450,000	3,120,125

		14,398,705

Sovereign—7.8%
Abu Dhabi Government International Bonds
2.125%, 09/30/24 (144A)	15,790,000	15,695,260
4.125%, 10/11/47 (144A)	11,190,000	13,091,852
Argentina POM Politica Monetaria 79.499%, ARLLMON + 0.000%, 06/21/20 (ARS) (b)	454,750,000	3,362,798
Argentine Republic Government International Bonds
4.625%, 01/11/23	6,480,000	2,698,985
6.875%, 04/22/21	2,210,000	1,082,922
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Argentine Republic Government International Bonds
7.500%, 04/22/26	5,890,000	2,591,659
Bahamas Government International Bond 5.750%, 01/16/24 (144A)	1,500,000	1,560,000
Bermuda Government International Bond 4.138%, 01/03/23 (144A)	2,000,000	2,095,020
Bonos de la Nacion Argentina con Ajuste por CER 4.000%, 03/06/20 (ARS) (l)	95,160,000	1,111,229
Brazil Notas do Tesouro Nacional
10.000%, 01/01/21 (BRL)	29,517,000	7,516,516
10.000%, 01/01/27 (BRL)	46,432,000	13,116,973
Brazilian Government International Bond 6.000%, 04/07/26 (a)	6,470,000	7,470,715
Ecuador Government International Bonds
7.950%, 06/20/24	9,590,000	9,781,896
8.750%, 06/02/23 (144A)	1,740,000	1,844,417
10.750%, 01/31/29 (144A)	3,400,000	3,672,034
Egypt Government International Bond 7.600%, 03/01/29 (144A)	4,710,000	4,983,934
Ghana Government International Bonds
7.625%, 05/16/29 (144A)	10,140,000	10,133,206
8.125%, 01/18/26 (l)	4,200,000	4,442,995
8.125%, 03/26/32 (144A)	5,880,000	5,899,945
8.950%, 03/26/51 (144A) (l)	770,000	770,950
Indonesia Government International Bonds
5.125%, 01/15/45	3,000,000	3,576,897
5.250%, 01/17/42	6,140,000	7,382,895
Indonesia Treasury Bonds
7.000%, 05/15/22 (IDR)	9,560,000,000	682,515
7.000%, 05/15/27 (IDR)	382,929,000,000	26,780,482
8.375%, 09/15/26 (IDR)	66,608,000,000	5,027,015
Kenya Government International Bond 7.000%, 05/22/27 (144A)	8,250,000	8,559,375
Kuwait International Government Bond 3.500%, 03/20/27 (144A)	11,030,000	11,882,178
Mexico Government International Bond 4.125%, 01/21/26 (a)	8,170,000	8,660,282
Qatar Government International Bonds
4.817%, 03/14/49 (144A)	3,800,000	4,700,813
5.103%, 04/23/48 (144A)	10,100,000	12,902,750
Russian Federal Bond - OFZ 7.050%, 01/19/28 (RUB)	1,887,525,000	29,498,708
Senegal Government International Bond 6.250%, 05/23/33 (144A) (l)	8,470,000	8,524,631

		241,101,847

Total Foreign Government (Cost $292,628,765)		255,500,552

Asset-Backed Securities—8.0%

Asset-Backed - Credit Card—0.2%
CreditShop Credit Card Co. LLC 8.278%, 1M LIBOR + 6.250%, 08/15/24 (144A) (b)	7,933,097	7,956,063

BHFTII-274

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—0.2%
Asset-Backed Securities Corp. Home Equity Loan Trust 4.878%, 1M LIBOR + 2.850%, 04/15/33 (b)	226	$226
Bear Stearns Asset-Backed Securities Trust 2.758%, 1M LIBOR + 0.740%, 01/25/34 (b)	11,660	11,239
EMC Mortgage Loan Trust 2.918%, 1M LIBOR + 0.900%, 05/25/43 (144A) (b)	105,165	104,635
Structured Asset Securities Corp. Mortgage Loan Trust 2.238%, 1M LIBOR + 0.220%, 02/25/36 (144A) (b)	2,590,034	118,801
WaMu Asset-Backed Certificates Trust 2.188%, 1M LIBOR + 0.170%, 07/25/47 (b)	9,322,307	7,203,120

		7,438,021

Asset-Backed - Manufactured Housing—0.2%
Origen Manufactured Housing Contract Trust
4.143%, 10/15/37 (b)	955,483	919,148
4.752%, 04/15/37 (b)	1,019,393	980,590
UCFC Manufactured Housing Contract 7.095%, 04/15/29 (b)	3,165,923	3,074,696

		4,974,434

Asset-Backed - Other—7.4%
AIMCO CLO 5.958%, 3M LIBOR + 3.680%, 07/20/29 (144A) (b)	6,750,000	6,707,731
American Money Management Corp. CLO, Ltd. 8.113%, 3M LIBOR + 5.810%, 04/17/29 (144A) (b)	6,600,000	6,291,714
Amortizing Residential Collateral Trust 3.818%, 1M LIBOR + 1.800%, 08/25/32 (b)	23,169	20,883
Applebee’s Funding LLC / IHOP Funding LLC 4.194%, 06/07/49 (144A)	3,000,000	3,068,580
Ares CLO, Ltd. 8.853%, 3M LIBOR + 6.550%, 10/15/29 (144A) (b)	9,300,000	8,927,368
Avery Point CLO, Ltd. 5.237%, 3M LIBOR + 2.950%, 08/05/27 (144A) (b)	2,280,000	2,233,616
Barings CLO, Ltd. 9.750%, 3M LIBOR + 7.450%, 07/18/29 (144A) (b)	1,700,000	1,432,250
Bear Stearns Asset-Backed Securities Trust 6.000%, 10/25/36	1,462,229	1,098,757
Benefit Street Partners CLO, Ltd. 6.078%, 3M LIBOR + 3.800%, 01/20/29 (144A) (b)	3,360,000	3,355,145
BlueMountain CLO, Ltd.
3.186%, 3M LIBOR + 1.050%, 11/20/28 (144A) (b)	2,925,000	2,925,067
7.886%, 3M LIBOR + 5.750%, 11/20/28 (144A) (b)	3,350,000	3,117,959
California Street CLO IX L.P. 3.601%, 3M LIBOR + 1.320%, 07/16/32 (144A) (b)	2,590,000	2,593,276
Carlyle Global Market Strategies, Ltd. 3.208%, 3M LIBOR + 1.050%, 05/15/31 (144A) (b)	9,638,348	9,579,169
Carlyle U.S. CLO, Ltd. 5.978%, 3M LIBOR + 3.700%, 07/20/31 (144A) (b)	9,500,000	9,321,989
Catskill Park CLO, Ltd. 8.278%, 3M LIBOR + 6.000%, 04/20/29 (144A) (b)	7,600,000	7,187,875
Cent CLO 24, Ltd. 5.453%, 3M LIBOR + 3.150%, 10/15/26 (144A) (b)	5,240,000	5,188,816
Cook Park CLO, Ltd. 7.703%, 3M LIBOR + 5.400%, 04/17/30 (144A) (b)	750,000	672,752

Asset-Backed - Other—(Continued)
Countrywide Asset-Backed Certificates Trust 3.893%, 1M LIBOR + 1.875%, 06/25/34 (b)	114,427	108,470
Countrywide Revolving Home Equity Loan Resecuritization Trust 2.328%, 1M LIBOR + 0.300%, 12/15/33 (144A) (b)	123,955	113,142
Countrywide Revolving Home Equity Loan Trust 2.168%, 1M LIBOR + 0.140%, 07/15/36 (b)	205,188	196,750
Cumberland Park CLO, Ltd.
4.978%, 3M LIBOR + 2.700%, 07/20/28 (144A) (b)	1,250,000	1,231,515
7.928%, 3M LIBOR + 5.650%, 07/20/28 (144A) (b)	2,400,000	2,356,704
CVP CLO, Ltd. 4.928%, 3M LIBOR + 2.650%, 01/20/31 (144A) (b)	4,500,000	4,145,747
Dividend Solar Loans LLC 3.670%, 08/22/39 (144A)	6,102,152	6,153,855
Flatiron CLO, Ltd. 3.408%, 3M LIBOR + 1.250%, 05/15/30 (144A) (b)	8,480,000	8,482,188
Greenwood Park CLO, Ltd. 7.253%, 3M LIBOR + 4.950%, 04/15/31 (144A) (b)	7,380,000	6,459,721
Greywolf CLO, Ltd. 6.253%, 3M LIBOR + 3.950%, 04/17/30 (144A) (b)	4,480,000	4,468,446
KKR CLO, Ltd.
3.483%, 3M LIBOR + 1.180%, 01/15/31 (144A) (b)	3,710,000	3,698,358
3.528%, 3M LIBOR + 1.250%, 01/20/29 (144A) (b)	3,990,000	3,990,906
LCM, Ltd. 7.778%, 3M LIBOR + 5.500%, 10/20/28 (144A) (b)	5,000,000	4,464,455
Long Beach Mortgage Loan Trust 2.566%, 1M LIBOR + 0.520%, 01/21/31 (b)	13,087	12,868
Madison Park Funding, Ltd.
3.456%, 3M LIBOR + 1.200%, 07/29/30 (144A) (b)	6,680,000	6,681,222
3.806%, 3M LIBOR + 1.530%, 07/25/29 (144A) (b)	8,030,000	8,054,692
Midocean Credit CLO VII 6.183%, 3M LIBOR + 3.880%, 07/15/29 (144A) (b)	4,000,000	3,926,324
Mill City Solar Loan, Ltd. 4.340%, 03/20/43 (144A)	1,542,764	1,586,677
Neuberger Berman CLO, Ltd. 8.828%, 3M LIBOR + 6.550%, 04/22/29 (144A) (b)	250,000	238,376
Oaktree CLO, Ltd.
6.078%, 3M LIBOR + 3.800%, 04/22/30 (144A) (b)	5,300,000	5,212,312
7.478%, 3M LIBOR + 5.200%, 10/20/27 (144A) (b)	5,500,000	5,324,621
Octagon Investment Partners, Ltd. 8.053%, 3M LIBOR + 5.750%, 07/15/27 (144A) (b)	4,910,000	4,793,294
PPM CLO 3, Ltd. 3.874%, 3M LIBOR + 1.400%, 07/17/30 (144A) (b)	3,200,000	3,202,278
Ratchet Trading, Ltd. 15.190%, 01/26/27 (144A) (b)	984,031	953,985
SACO I Trust 2.358%, 1M LIBOR + 0.340%, 03/25/36 (b)	37,323	36,773
Saranac CLO III, Ltd. 5.409%, 3M LIBOR + 3.250%, 06/22/30 (144A) (b)	4,652,500	4,456,211
SBA Small Business Investment Cos. 2.845%, 03/10/27	3,699,808	3,783,332
SoFi Consumer Loan Program LLC 3.280%, 01/26/26 (144A)	1,302,131	1,311,196

BHFTII-275

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Sound Point CLO, Ltd.
3.367%, 3M LIBOR + 1.100%, 07/26/31 (144A) (b)	3,000,000	$2,973,066
3.879%, 3M LIBOR + 1.400%, 04/15/32 (144A) (b)	6,680,000	6,684,937
8.303%, 3M LIBOR + 6.000%, 04/15/29 (144A) (b)	250,000	234,697
Symphony CLO, Ltd. 3.282%, 3M LIBOR + 0.960%, 04/16/31 (144A) (b)	4,000,000	3,956,688
TCI-Symphony CLO, Ltd.
5.303%, 3M LIBOR + 3.000%, 10/13/29 (144A) (b)	1,700,000	1,649,447
7.803%, 3M LIBOR + 5.500%, 10/13/29 (144A) (b)	5,150,000	4,886,526
Thayer Park CLO, Ltd. 8.378%, 3M LIBOR + 6.100%, 04/20/29 (144A) (b)	8,400,000	7,877,100
Treman Park CLO, Ltd.
4.928%, 3M LIBOR + 2.650%, 10/20/28 (144A) (b)	1,250,000	1,223,438
7.778%, 3M LIBOR + 5.500%, 10/20/28 (144A) (b)	2,000,000	1,906,336
Upgrade Pass-Through Trust
5.339%, 10/15/24 (144A)	1,149,490	1,117,925
12.075%, 09/15/24 (144A)	1,276,476	1,251,932
14.960%, 12/27/27 (144A) (b)	1,144,220	1,115,509
15.309%, 08/15/24 (144A)	1,427,840	1,383,469
15.498%, 06/15/24 (144A)	1,233,218	1,197,892
16.537%, 05/15/24 (144A)	1,143,715	1,121,913
Venture CLO, Ltd.
3.308%, 3M LIBOR + 1.030%, 04/20/31 (144A) (b)	6,380,000	6,319,964
7.741%, 3M LIBOR + 5.740%, 04/15/27 (144A) (b)	4,000,000	3,608,488
Voya CLO, Ltd.
8.323%, 3M LIBOR + 6.020%, 06/07/30 (144A) (b)	3,500,000	3,298,936
WhiteHorse, Ltd. 5.953%, 3M LIBOR + 3.650%, 10/15/31 (144A) (b)	6,180,000	6,000,873

		226,976,501

Asset-Backed - Student Loan—0.0%
SoFi Professional Loan Program LLC Zero Coupon, 08/25/36 (144A)	500	655,292

Total Asset-Backed Securities (Cost $254,019,357)		248,000,311

Mortgage-Backed Securities—7.5%

Collateralized Mortgage Obligations—5.2%
Banc of America Funding Corp. 2.275%, 02/27/37 (144A) (b)	16,275,604	13,669,365
Banc of America Funding Trust
2.769%, 03/27/36 (144A) (b)	5,871,197	5,333,500
2.815%, 1M LIBOR + 0.165%, 09/29/36 (144A) (b)	40,570,083	35,514,337
10.053%, 01/27/30 (144A) (b)	16,631,227	7,959,157
Banc of America Mortgage Trust 4.026%, 09/25/35 (b)	52,701	51,910
BCAP LLC Trust
2.355%, 10/28/36 (144A) (b)	914,742	910,597
4.380%, 05/26/47 (144A) (b)	6,545,769	6,485,083
Bear Stearns Asset-Backed Securities Trust 24.837%, -4.33x 1M LIBOR + 33.583%, 07/25/36 (b)	366,050	626,336
Countrywide Alternative Loan Trust
2.658%, 1M LIBOR + 0.640%, 07/25/35 (b)	778,371	761,737

Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Countrywide Alternative Loan Trust
5.750%, 01/25/37	2,102,081	$1,752,996
6.000%, 01/25/37	1,992,833	1,824,788
12.500%, -2.2x 1M LIBOR + 16.940%, 06/25/35 (b)	1,412,413	1,749,958
16.745%, -3x 1M LIBOR + 22.800%, 02/25/36 (b)	1,417,601	1,701,927
20.527%, -4x 1M LIBOR + 28.600%, 07/25/36 (b)	2,344,084	3,868,792
26.890%, -6x 1M LIBOR + 39.000%, 08/25/37 (b)	1,120,873	2,081,530
Countrywide Alternative Loan Trust Resecuritization 6.000%, 08/25/37 (b)	2,797,097	1,936,996
Countrywide Home Loan Reperforming Loan REMIC Trust 4.067%, 03/25/35 (144A) (b) (m)	4,671,542	604,874
Credit Suisse Mortgage Trust 19.424%, -5.5x 1M LIBOR + 30.525%, 02/25/36 (b)	1,114,761	1,629,872
Flagstar Mortgage Trust 3.500%, 04/25/48 (144A) (b)	5,187,432	5,276,796
GreenPoint Mortgage Funding Trust 2.458%, 1M LIBOR + 0.440%, 06/25/45 (b)	1,132,024	1,073,873
GSMPS Mortgage Loan Trust 2.418%, 1M LIBOR + 0.400%, 04/25/36 (144A) (b)	653,095	552,382
HarborView Mortgage Loan Trust 3.018%, 1M LIBOR + 1.000%, 10/25/37 (b)	1,122,597	1,149,263
IndyMac INDX Mortgage Loan Trust 2.738%, 1M LIBOR + 0.720%, 01/25/35 (b)	757,104	650,875
JPMorgan Mortgage Trust
2.500%, 03/25/43 (144A) (b)	7,769	7,759
6.500%, 01/25/36	87,999	68,397
JPMorgan Resecuritization Trust 2.355%, 1M LIBOR + 0.210%, 07/27/46 (144A) (b)	1,335,837	1,337,654
Lehman XS Trust
2.178%, 1M LIBOR + 0.160%, 03/25/47 (b)	916,044	920,634
2.218%, 1M LIBOR + 0.200%, 08/25/46 (b)	1,899,360	1,829,068
MASTR Seasoned Securitization Trust 4.021%, 10/25/32 (b)	119,721	122,973
Merrill Lynch Mortgage Investors Trust
4.581%, 08/25/33 (b)	505,222	483,053
4.801%, 05/25/34 (b)	35,901	36,258
Morgan Stanley Mortgage Loan Trust 2.338%, 1M LIBOR + 0.320%, 01/25/35 (b)	507,966	507,366
New Residential Mortgage Loan Trust
3.500%, 12/25/58 (144A) (b)	7,325,695	7,522,903
3.750%, 11/25/58 (144A) (b)	9,295,441	9,627,706
4.250%, 09/25/56 (144A) (b)	7,366,619	7,855,882
Nomura Resecuritization Trust 2.665%, 1M LIBOR + 0.260%, 02/26/46 (144A) (b)	4,868,000	4,751,318
NovaStar Mortgage Funding Trust 1.632%, 1M LIBOR + 0.380%, 09/25/46 (b)	637,767	599,464
Prime Mortgage Trust 5.500%, 05/25/35 (144A)	164,342	156,300
RBSGC Mortgage Loan Trust 2.468%, 1M LIBOR + 0.450%, 01/25/37 (b)	576,808	305,465
Residential Accredit Loans, Inc. Trust 3.651%, 11/25/37 (b)	3,323,571	3,103,319
Residential Asset Securitization Trust 5.750%, 02/25/36	1,624,290	1,647,934
Sequoia Mortgage Trust
3.232%, 6M LIBOR + 0.680%, 06/20/33 (b)	74,238	74,577

BHFTII-276

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Sequoia Mortgage Trust
3.711%, 07/25/45 (144A) (b)	9,825	$9,986
Structured Adjustable Rate Mortgage Loan Trust
3.600%, 1M LIBOR + 1.500%, 09/25/37 (b)	3,433,805	3,434,069
4.080%, 09/25/35 (b)	601,591	532,224
4.322%, 01/25/35 (b)	316,302	313,941
Structured Asset Mortgage Investments Trust
2.228%, 1M LIBOR + 0.210%, 05/25/46 (b)	188,565	163,236
2.298%, 1M LIBOR + 0.280%, 02/25/36 (b)	3,256,118	3,135,378
WaMu Mortgage Pass-Through Certificates Trust
2.288%, 1M LIBOR + 0.270%, 12/25/45 (b)	372,108	370,010
2.405%, COFI 11 + 1.250%, 03/25/47 (b)	1,493,563	1,451,940
2.498%, 1M LIBOR + 0.480%, 12/25/45 (b)	10,669,673	8,002,074
3.946%, 09/25/36 (b)	555,702	516,846
4.167%, 10/25/34 (b)	454,524	460,776
4.407%, 08/25/33 (b)	1,015,280	1,021,738
4.662%, -1x 1M LIBOR + 6.680%, 04/25/37 (b) (m)	10,139,197	3,236,445
Wells Fargo Mortgage-Backed Securities Trust
4.915%, 10/25/35 (b)	26,967	27,605
4.992%, 06/25/35 (b)	28,909	29,285

		160,830,527

Commercial Mortgage-Backed Securities—2.3%
BAMLL Re-REMIC Trust 6.006%, 08/10/45 (144A) (b)	10,699,986	6,915,401
Credit Suisse Commercial Mortgage Trust
5.373%, 12/15/39	550,353	366,119
5.869%, 09/15/40 (b)	3,839,027	2,869,426
6.703%, 06/15/38 (b)	573,395	315,304
9.648%, 1M LIBOR + 7.620%, 07/15/32 (144A) (b)	26,600,000	26,482,646
Credit Suisse Mortgage Capital LLC 4.373%, 09/15/37 (144A)	6,620,000	6,355,222
DBUBS Mortgage Trust 3.750%, 08/10/44 (144A)	5,180,000	3,820,716
GE Business Loan Trust
2.448%, 1M LIBOR + 0.420%, 05/15/34 (144A) (b)	392,948	369,065
GE Commercial Mortgage Corp. Trust 5.677%, 12/10/49 (b)	220,000	49,246
GMAC Commercial Mortgage Securities, Inc. 5.349%, 11/10/45 (b)	1,033,546	723,045
GS Mortgage Securities Trust 5.622%, 11/10/39	1,497,636	1,313,089
JPMorgan Chase Commercial Mortgage Securities Trust 6.613%, 02/15/51 (b)	110,719	105,831
Lone Star Portfolio Trust
9.178%, 1M LIBOR + 7.150%, 09/15/28 (144A) (b)	5,545,947	5,566,665
9.245%, 1M LIBOR + 7.218%, 09/15/20 (144A) (b)	2,159,779	2,167,700
ML-CFC Commercial Mortgage Trust
5.450%, 08/12/48 (b)	474,727	291,008
5.450%, 08/12/48 (144A) (b)	54,317	33,296
6.193%, 09/12/49 (b)	549,937	229,978
6.210%, 09/12/49 (b)	760,001	317,749
Morgan Stanley Capital Trust 5.399%, 12/15/43	829,589	622,462

Commercial Mortgage-Backed Securities—(Continued)
Multifamily Trust 10.957%, 04/25/46 (144A) (b)	7,933,694	7,822,202
UBS-Barclays Commercial Mortgage Trust
5.000%, 05/10/63 (144A) (b)	4,530,000	1,496,339
Waterfall Commercial Mortgage Trust 4.104%, 09/14/22 (144A) (b)	1,096,238	1,130,127

		69,362,636

Total Mortgage-Backed Securities (Cost $208,989,674)		230,193,163

U.S. Treasury & Government Agencies—5.6%

Agency Sponsored Mortgage - Backed—4.7%
Fannie Mae 15 Yr. Pool
5.000%, 12/01/21	4,092	4,220
Fannie Mae 20 Yr. Pool 3.000%, 12/01/37	1,773,818	1,824,595
Fannie Mae 30 Yr. Pool
3.000%, 11/01/46	3,107,553	3,183,616
3.000%, 11/01/48	752,080	767,509
3.000%, 08/01/49	99,256	100,902
3.000%, 09/01/49	498,814	510,479
3.500%, 02/01/47	11,442,751	11,913,605
3.500%, 02/01/48	93,492	96,639
4.000%, 06/01/49	99,047	103,002
5.000%, 01/01/39	233,377	257,107
5.000%, 06/01/40	132,779	146,735
5.000%, 07/01/40	94,807	104,778
5.000%, 11/01/48	488,236	523,911
6.000%, 07/01/38	14,385	16,144
6.500%, 08/01/31	269	299
6.500%, 12/01/36	851	998
6.500%, 06/01/37	15,384	17,141
6.500%, 10/01/37	12,176	13,850
7.000%, 05/01/26	1,002	1,049
7.000%, 07/01/30	236	240
7.000%, 01/01/31	246	265
7.000%, 07/01/31	1,121	1,198
7.000%, 09/01/31	2,333	2,586
7.000%, 10/01/31	2,262	2,579
7.000%, 11/01/31	16,485	17,465
7.000%, 01/01/32	5,233	5,334
7.500%, 01/01/30	347	406
7.500%, 02/01/30	288	290
7.500%, 06/01/30	60	61
7.500%, 08/01/30	74	76
7.500%, 09/01/30	412	460
7.500%, 10/01/30	22	22
7.500%, 11/01/30	9,032	9,469
7.500%, 02/01/31	1,017	1,026
8.000%, 08/01/27	164	167
8.000%, 07/01/30	398	477
8.000%, 09/01/30	361	376

BHFTII-277

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae REMICS (CMO)
2.368%, 1M LIBOR + 0.350%, 05/25/34 (b)	84,632	$84,457
4.500%, 06/25/29	155,735	162,551
Freddie Mac 20 Yr. Gold Pool
3.000%, 02/01/38	2,080,493	2,131,053
3.000%, 04/01/38	1,847,447	1,893,788
Freddie Mac 30 Yr. Gold Pool
3.000%, 04/01/47	1,428,111	1,463,433
4.000%, 05/01/48	21,261	22,203
4.000%, 07/01/48	495,441	516,226
4.000%, 09/01/48	1,854,835	1,924,988
4.000%, 10/01/48	151,598	157,833
4.000%, 11/01/48	331,877	346,119
4.000%, 12/01/48	860,253	894,174
4.000%, 01/01/49	896,188	929,319
5.000%, 11/01/48	76,417	81,927
6.000%, 12/01/36	10,871	12,441
6.000%, 02/01/37	10,966	12,608
7.000%, 03/01/39	82,154	94,333
Freddie Mac 30 Yr. Pool
3.000%, 04/01/49	6,077,510	6,171,590
3.000%, 08/01/49	99,554	101,095
3.000%, 09/01/49	797,799	815,224
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 1.375%, 08/25/42 (b) (m)	70,400,000	2,391,312
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
5.268%, 1M LIBOR + 3.250%, 07/25/29 (b)	11,730,000	12,297,345
5.468%, 1M LIBOR + 3.450%, 10/25/29 (b)	17,780,000	18,757,327
6.468%, 1M LIBOR + 4.450%, 03/25/30 (b)	8,840,000	9,754,721
6.518%, 1M LIBOR + 4.500%, 02/25/24 (b)	2,210,000	2,403,099
7.168%, 1M LIBOR + 5.150%, 10/25/29 (b)	10,500,000	12,104,010
13.018%, 1M LIBOR + 11.000%, 10/25/48 (144A) (b)	6,500,000	8,156,963
Ginnie Mae I 30 Yr. Pool
3.000%, 09/15/42	30,563	31,464
3.500%, 06/15/48	3,756,884	3,947,655
5.000%, 04/15/35	8,326	9,233
5.500%, 01/15/34	38,837	44,033
5.500%, 04/15/34	12,121	13,755
5.500%, 07/15/34	66,054	74,927
5.500%, 10/15/34	43,188	47,673
5.750%, 10/15/38	93,129	102,416
6.000%, 02/15/33	1,102	1,263
6.000%, 03/15/33	3,776	4,256
6.000%, 06/15/33	3,357	3,844
6.000%, 07/15/33	5,871	6,646
6.000%, 09/15/33	4,845	5,356
6.000%, 10/15/33	2,343	2,633
6.000%, 08/15/34	13,488	14,915
6.500%, 03/15/29	721	798
6.500%, 02/15/32	665	764
6.500%, 03/15/32	728	839
6.500%, 11/15/32	3,522	3,961
7.000%, 03/15/31	89	91
Ginnie Mae II 30 Yr. Pool
3.000%, 09/20/47	16,672	17,174
3.000%, 11/20/47	50,413	51,839

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.000%, TBA (n)	3,400,000	3,489,316
3.500%, 06/20/44	1,623,491	1,707,396
3.500%, 03/20/45	36,785	38,481
3.500%, 02/20/48	842,738	873,755
3.500%, 09/20/49	1,300,000	1,349,055
3.500%, TBA (n)	4,400,000	4,558,984
4.000%, 06/20/47	128,614	134,675
4.000%, 11/20/47	294,374	307,356
4.000%, 12/20/47	149,299	155,808
4.000%, 02/20/48	152,637	159,091
4.000%, 03/20/48	76,598	80,084
4.000%, 04/20/48	153,635	159,783
4.000%, 07/20/48	158,615	165,099
4.000%, 08/20/48	79,796	83,105
4.000%, 05/20/49	98,767	102,847
4.000%, TBA (n)	100,000	103,998
5.000%, 08/20/34	39,128	43,311
5.000%, 01/20/49	795,424	839,478
5.500%, 03/20/34	5,916	6,693
6.000%, 05/20/32	7,936	8,896
6.000%, 11/20/33	9,474	10,967
Ginnie Mae II ARM Pool
3.370%, 1Y H15 + 1.440%, 01/20/60 (b)	581,291	595,338
3.674%, 1Y H15 + 1.755%, 05/20/60 (b)	453,611	464,646
Government National Mortgage Association (CMO)
0.331%, 03/16/47 (b) (m)	6,171,295	66,411
0.420%, 04/16/52 (b) (m)	10,165,661	122,667
0.792%, 07/16/58 (b) (m)	3,815,880	245,714
2.529%, 1M LIBOR + 0.300%, 05/20/68 (b)	2,816,250	2,801,040
3.000%, 04/20/41	381,989	386,079
Uniform Mortgage-Backed Securities
3.000%, TBA (n)	400,000	406,800
3.500%, TBA (n)	14,600,000	14,979,258
4.000%, TBA (n)	600,000	622,687
5.000%, TBA (n)	700,000	749,848

		143,513,416

U.S. Treasury—0.9%
U.S. Treasury Notes
1.625%, 03/15/20 (a)	28,660,000	28,628,653
1.625%, 08/15/29	880,000	876,185

		29,504,838

Total U.S. Treasury & Government Agencies (Cost $171,187,660)		173,018,254

Convertible Bonds—1.1%

Interactive Media & Services—0.1%
Zillow Group, Inc.
0.750%, 09/01/24 (144A) (a)	2,370,000	2,263,500
1.375%, 09/01/26 (144A)	2,370,000	2,212,708

		4,476,208

BHFTII-278

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Shares/ Principal Amount*	Value

IT Services—0.1%
Okta, Inc. 0.125%, 09/01/25	2,880,000	$2,607,576

Media—0.4%
DISH Network Corp. 3.375%, 08/15/26 (a)	10,570,000	9,684,294
Liberty Media Corp. 2.125%, 03/31/48	3,530,000	3,609,425

		13,293,719

Oil & Gas—0.1%
Chesapeake Energy Corp. 5.500%, 09/15/26	4,120,000	2,461,700

Pharmaceuticals—0.3%
Teva Pharmaceutical Finance Co. LLC 0.250%, 02/01/26 (a)	8,381,000	7,588,569

Pipelines—0.1%
Cheniere Energy, Inc. 4.250%, 03/15/45 (a)	4,280,000	3,300,950

Total Convertible Bonds (Cost $35,937,099)		33,728,722

Convertible Preferred Stock—0.2%

Banks—0.2%
Wells Fargo & Co., Series L 7.500% (Cost $5,598,292)	4,965	7,559,163

Preferred Stocks—0.1%

Capital Markets—0.1%
B. Riley Financial, Inc., 6.875%, 09/30/23 (a)	64,075	1,671,076
6.500%, 09/30/26	98,150	2,460,620

Total Preferred Stocks (Cost $4,055,625)		4,131,696

Municipals—0.1%
Massachusetts State Development Finance Agency, Board Institute, Revenue Bond 5.375%, 04/01/41	400,000	424,520
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
5.000%, 12/15/30	750,000	818,723
5.000%, 12/15/31	1,550,000	1,689,252
Virginia Housing Development Authority 6.000%, 06/25/34	544,185	579,687

Total Municipals (Cost $3,425,580)		3,512,182

Common Stocks—0.1%
Security Description	Shares/ Principal Amount*	Value

Diversified Consumer Services—0.0%
Ascent CNR Corp. - Class A (o)	1,399,556	$27,991

Media—0.0%
Cengage Learning, Inc. (o)	10,995	126,443
ION Media Networks, Inc.	785	217,837

		344,280

Oil, Gas & Consumable Fuels—0.1%
Berry Petroleum Corp.	169,957	1,590,798

Total Common Stocks (Cost $4,090,193)		1,963,069

Escrow Shares—0.0%

Energy Equipment & Services—0.0%
Hercules Offshore, Inc. (f) (h) (o)	10,611	6,458

Forest Products & Paper—0.0%
Sino-Forest Corp. (h) (o)	1,246,000	0
Sino-Forest Corp. (h) (o)	500,000	0

		0

Total Escrow Shares (Cost $463,408)		6,458

Short-Term Investment—0.1%

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $3,896,559; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $3,976,209.	3,896,472	3,896,472

Total Short-Term Investments (Cost $3,896,472)		3,896,472

Securities Lending Reinvestments (p)—11.3%

Certificates of Deposit—7.2%
ABN AMRO Bank NV 2.120%, 01/10/20	2,000,000	2,000,320
Banco Del Estado De Chile New York
2.206%, 1M LIBOR + 0.160%, 11/22/19 (b)	5,000,000	4,999,725
2.222%, 1M LIBOR + 0.180%, 10/09/19 (b)	3,000,000	3,000,000
Banco Santander S.A. 2.192%, 1M LIBOR + 0.150%, 11/07/19 (b)	5,000,000	4,999,605
Bank of Montreal (Chicago)
1.990%, SOFR + 0.170%, 02/07/20 (b)	2,000,000	2,000,422
2.070%, SOFR + 0.250%, 07/10/20 (b)	2,000,000	2,000,136
2.150%, 1M LIBOR + 0.100%, 10/11/19 (b)	3,000,000	2,999,946
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (b)	5,000,000	4,999,975
Bank of Nova Scotia 2.198%, 1M LIBOR + 0.170%, 05/15/20 (b)	10,000,000	9,995,580
Barclays Bank plc
2.297%, 1M LIBOR + 0.230%, 02/05/20 (b)	5,000,000	4,996,510

BHFTII-279

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (p)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
BNP Paribas S.A. New York 2.289%, 3M LIBOR + 0.050%, 11/06/19 (b)	2,000,000	$2,000,370
Canadian Imperial Bank of Commerce
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (b)	8,000,000	8,000,040
2.278%, 1M LIBOR + 0.250%, 10/15/19 (b)	10,000,000	10,000,340
Chiba Bank, Ltd.
2.230%, 11/20/19	2,000,000	2,000,012
2.270%, 10/08/19	6,000,000	6,000,168
China Construction Bank Corp. 2.470%, 10/18/19	2,000,000	2,000,254
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (b)	7,000,000	7,001,001
Credit Industriel et Commercial
2.227%, 1M LIBOR + 0.160%, 03/05/20 (b)	3,000,000	2,999,247
2.393%, 3M LIBOR + 0.090%, 10/15/19 (b)	5,000,000	5,000,525
Credit Suisse AG
2.219%, 1M LIBOR + 0.130%, 11/04/19 (b)	5,000,000	4,999,600
2.240%, 1M LIBOR + 0.140%, 10/02/19 (b)	10,000,000	10,000,000
DZ Bank AG
Zero Coupon, 10/18/19	4,969,899	4,994,750
Zero Coupon, 11/18/19	3,977,205	3,988,720
Zero Coupon, 03/10/20	989,594	990,790
Industrial & Commercial Bank of China, Corp. 2.330%, 12/04/19	1,000,000	999,984
KBC Bank NV
Zero Coupon, 10/25/19	4,935,000	4,993,273
2.080%, 03/12/20	2,000,000	2,000,200
2.220%, 12/03/19	5,000,000	5,001,200
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 11/18/19	2,982,865	2,991,540
2.226%, 1M LIBOR + 0.180%, 01/23/20 (b)	4,000,000	3,999,948
Mizuho Bank, Ltd. 2.174%, 1M LIBOR + 0.120%, 11/27/19 (b)	5,000,000	4,999,905
MUFG Bank Ltd. 2.216%, 1M LIBOR + 0.170%, 02/24/20 (b)	2,000,000	1,999,794
Natixis New York 2.453%, 3M LIBOR + 0.150%, 10/15/19 (b)	2,000,000	2,000,252
Rabobank International London 2.236%, 1M LIBOR + 0.190%, 04/24/20 (b)	5,000,000	4,999,500
Societe Generale
2.180%, FEDEFF PRV + 0.350%, 06/19/20 (b)	2,000,000	1,999,706
2.280%, FEDEFF PRV + 0.450%, 08/14/20 (b)	5,000,714	5,002,595
2.337%, 1M LIBOR + 0.280%, 06/19/20 (b)	2,000,000	2,002,364
Standard Chartered Bank
2.158%, 1M LIBOR + 0.130%, 11/15/19 (b)	4,000,000	4,000,068
2.180%, FEDEFF PRV + 0.350%, 02/26/20 (b)	5,000,000	4,999,975
2.230%, FEDEFF PRV + 0.400%, 03/13/20 (b)	3,000,000	2,999,982
Sumitomo Mitsui Banking Corp.
2.172%, 1M LIBOR + 0.130%, 12/09/19 (b)	3,000,000	2,999,610
2.179%, 1M LIBOR + 0.140%, 11/12/19 (b)	2,000,000	1,999,900
2.216%, 1M LIBOR + 0.170%, 01/21/20 (b)	2,000,000	1,999,972
2.234%, 1M LIBOR + 0.180%, 01/27/20 (b)	5,000,000	4,999,655
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 02/18/20	3,956,257	3,967,720
2.184%, 1M LIBOR + 0.140%, 11/20/19 (b)	4,000,000	3,999,920
Svenska Handelsbanken AB
2.247%, 1M LIBOR + 0.180%, 06/05/20 (b)	5,000,000	4,997,650
2.266%, 1M LIBOR + 0.220%, 07/22/20 (b)	5,000,000	4,998,460
2.344%, 1M LIBOR + 0.300%, 10/31/19 (b)	2,000,000	2,000,288
Toronto-Dominion Bank
2.180%, FEDEFF PRV + 0.350%, 07/31/20 (b)	2,000,000	1,998,818
Wells Fargo Bank N.A.
2.180%, FEDEFF PRV + 0.350%, 08/20/20 (b)	12,000,000	12,000,000
2.477%, 3M LIBOR + 0.210%, 10/25/19 (b)	4,000,000	4,000,932
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (b)	4,000,000	3,999,986

		220,921,233

Commercial Paper—1.8%
Agricultural Bank of China 2.295%, 12/11/19	994,263	995,388
Bank of China, Ltd.
2.290%, 12/09/19	4,971,375	4,977,235
2.470%, 10/11/19	5,964,597	5,995,734
Cafco LLC 2.120%, 10/31/19	1,992,580	1,996,362
China Construction Bank Corp.
2.470%, 10/17/19	1,987,650	1,997,842
2.500%, 10/01/19	1,000,000	1,000,008
Industrial & Commercial Bank of China, Corp. 2.470%, 10/25/19	993,688	998,636
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (b)	2,000,000	2,000,324
Royal Bank of Canada 2.463%, 3M LIBOR + 0.160%, 01/14/20 (b)	3,000,000	3,001,671
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (b)	1,000,000	1,000,028
Societe Generale 2.555%, 3M LIBOR + 0.410%, 12/18/19 (b)	4,003,392	4,003,660
Sumitomo Mitsui Banking Corp. 2.187%, 1M LIBOR + 0.130%, 01/06/20 (b)	4,000,000	3,999,488
Thunder Bay Funding LLC 2.167%, 1M LIBOR + 0.100%, 12/05/19 (b)	5,000,000	4,999,500
Toronto-Dominion Bank 2.417%, 1M LIBOR + 0.350%, 11/05/19 (b)	7,000,000	7,001,043
UBS AG 2.286%, 1M LIBOR + 0.240%, 01/27/20 (b)	5,000,000	5,000,000
Westpac Banking Corp. 2.194%, 1M LIBOR + 0.150%, 05/29/20 (b)	4,999,383	4,997,445

		53,964,364

Repurchase Agreements—2.3%
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $8,049,680; collateralized by various Common Stock with an aggregate market value of $8,800,903.	8,000,000	8,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $3,006,329; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000

BHFTII-280

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (p)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $9,018,988; collateralized by various Common Stock with an aggregate market value of $9,900,000.	9,000,000	$9,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $382,007; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $389,628.	381,988	381,988
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $1,500,083; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $1,669,503.	1,500,000	1,500,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $8,003,142; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $8,891,260.	8,000,000	8,000,000
Nomura Securities International, Inc. Repurchase Agreement dated 09/30/19 at 2.350%, due on 10/01/19 with a maturity value of $10,000,653; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.250%, maturity dates ranging from 11/15/19 - 02/15/49, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $2,000,109; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,222,124.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $3,000,165; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $3,333,186.	3,000,000	3,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $1,100,428; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,222,168.	1,100,000	1,100,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $10,003,889; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $11,110,619.	10,000,000	10,000,000

Repurchase Agreements—(Continued)
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $10,003,889; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $11,110,619.	10,000,000	10,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $5,101,983; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $5,666,416.	5,100,000	5,100,000

		71,081,988

Total Securities Lending Reinvestments (Cost $345,969,683)		345,967,585

Total Purchased Options—0.2% (q) (Cost $5,330,039)		6,538,780

Total Investments—109.3% (Cost $3,315,773,880)		3,367,806,898
Unfunded Loan Commitments—(0.1)% (Cost $(660,360))		(660,360)
Net Investments—109.2% (Cost $3,315,113,520)		3,367,146,538
Other assets and liabilities (net)—(9.2)%		(286,575,238)

Net Assets—100.0%		$3,080,571,300

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $327,475,050 and the collateral received consisted of cash in the amount of $345,834,049 and non-cash collateral with a value of $622,752. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(e)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, these securities represent less than 0.05% of net assets.

BHFTII-281

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

(g)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2019, the market value of restricted securities was $3,008,363, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(i)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(j)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(k)	This loan will settle after September 30, 2019, at which time the interest rate will be determined.
(l)	Principal amount of security is adjusted for inflation.
(m)	Interest only security.
(n)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(o)	Non-income producing security.
(p)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(q)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the market value of 144A securities was $1,314,737,146, which is 42.7% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Midwest Vanadium Pty, Ltd., 13.250%, 02/15/18	05/24/11	$932,290	$961,424	$0
Windstream Services LLC / Windstream Finance Corp., 10.500%, 06/30/24	09/26/17 - 03/06/18	5,445,000	4,797,713	3,008,363

				$3,008,363

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	2,290,000	BBP	10/17/19	USD	1,550,527	$(4,056)
AUD	6,840,000	BBP	10/17/19	USD	4,621,757	(2,605)
AUD	2,930,000	CBNA	10/17/19	USD	1,978,781	(110)
AUD	2,940,000	CBNA	10/17/19	USD	1,985,491	(66)
AUD	2,940,000	CBNA	10/17/19	USD	1,985,491	(66)
AUD	10,590,000	JPMC	10/17/19	USD	7,284,853	(133,271)
AUD	11,115,429	CBNA	11/22/19	USD	7,554,301	(39,342)
AUD	10,070,000	CBNA	12/27/19	USD	6,836,009	(20,835)
BRL	6,610,000	CBNA	10/17/19	USD	1,739,932	(150,731)
BRL	7,649,893	CBNA	10/17/19	USD	2,016,075	(176,859)
BRL	13,320,000	CBNA	10/17/19	USD	3,502,038	(299,593)
CAD	9,323,902	CBNA	10/02/19	USD	7,026,884	10,941
CAD	13,849,103	BBP	10/17/19	USD	10,567,962	(111,853)
CAD	9,881,641	JPMC	11/18/19	USD	7,428,521	35,640
CAD	10,302,479	GSBU	12/19/19	USD	7,782,299	4,205
CHF	378,810	GSBU	10/17/19	USD	384,731	(4,686)
EUR	7,900,000	JPMC	10/10/19	USD	8,923,840	(308,004)
EUR	1,650,000	BBP	10/17/19	USD	1,831,058	(30,603)
EUR	1,700,000	BBP	10/17/19	USD	1,865,643	(10,629)
EUR	4,560,000	BBP	10/17/19	USD	5,062,325	(86,523)
EUR	7,170,000	BBP	10/17/19	USD	8,010,872	(187,077)
EUR	188,000	CBNA	10/17/19	USD	207,220	(2,077)
EUR	2,260,000	CBNA	10/17/19	USD	2,469,012	(2,934)
EUR	2,400,000	CBNA	10/17/19	USD	2,693,904	(75,060)
EUR	4,500,000	CBNA	10/17/19	USD	4,907,848	2,483
EUR	4,640,000	CBNA	10/17/19	USD	5,074,207	(11,109)
EUR	4,830,000	CBNA	10/17/19	USD	5,451,491	(181,068)

BHFTII-282

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	8,370,000	CBNA	10/17/19	USD	9,176,809	$(43,592)
EUR	10,140,000	CBNA	10/17/19	USD	11,313,198	(248,584)
EUR	22,768,109	CBNA	10/17/19	USD	25,398,964	(554,749)
EUR	2,160,000	JPMC	10/17/19	USD	2,428,002	(71,043)
EUR	2,290,000	JPMC	10/17/19	USD	2,584,107	(85,294)
EUR	2,290,000	JPMC	10/17/19	USD	2,570,612	(71,799)
EUR	2,390,000	JPMC	10/17/19	USD	2,679,482	(71,550)
EUR	2,390,000	JPMC	10/17/19	USD	2,678,836	(70,905)
EUR	2,420,000	JPMC	10/17/19	USD	2,715,814	(75,146)
EUR	7,980,000	JPMC	10/17/19	USD	9,015,953	(308,298)
EUR	25,753,500	JPMC	10/17/19	USD	29,208,590	(1,106,761)
EUR	20,763,000	CBNA	10/23/19	USD	23,119,600	(453,127)
GBP	3,890,036	BBP	10/17/19	USD	4,889,074	(103,140)
IDR	114,574,705,828	BBP	10/17/19	USD	7,978,184	80,555
IDR	140,372,130,285	GSBU	12/20/19	USD	9,858,286	(52,361)
IDR	114,574,705,828	BBP	01/17/20	USD	7,955,472	23,644
INR	491,838,000	BBP	10/17/19	USD	6,997,766	(67,806)
INR	491,838,000	BBP	01/17/20	USD	6,865,650	(5,005)
JPY	247,260,000	BBP	10/17/19	USD	2,292,940	(3,911)
JPY	360,850,000	BBP	10/17/19	USD	3,336,638	3,959
JPY	484,350,000	BBP	10/17/19	USD	4,590,410	(106,503)
JPY	745,160,000	BBP	10/17/19	USD	6,887,231	11,146
JPY	1,315,706,811	CBNA	10/17/19	USD	12,216,121	(35,863)
JPY	92,790,000	GSBU	10/17/19	USD	856,952	2,059
JPY	241,170,000	JPMC	10/17/19	USD	2,285,683	(53,033)
JPY	244,430,000	JPMC	10/17/19	USD	2,312,497	(49,667)
JPY	930,030,000	JPMC	10/17/19	USD	8,645,474	(35,649)
JPY	3,164,367,500	JPMC	10/17/19	USD	29,879,754	(585,375)
JPY	901,753,560	BBP	10/28/19	USD	8,567,160	(213,110)
JPY	477,263,280	CBNA	11/27/19	USD	4,560,000	(129,947)
MXN	30,000,000	CBNA	10/17/19	USD	1,560,915	(44,507)
MXN	35,000,000	CBNA	10/17/19	USD	1,786,571	(17,428)
MXN	35,000,000	CBNA	10/17/19	USD	1,754,166	14,977
MXN	36,000,000	CBNA	10/17/19	USD	1,821,051	(1,361)
MXN	40,500,000	CBNA	10/17/19	USD	2,073,251	(26,100)
MXN	857,424,883	CBNA	10/17/19	USD	44,186,226	(846,024)
MXN	92,900,782	CBNA	11/26/19	USD	4,629,213	36,227
MXN	925,924,883	BBP	01/17/20	USD	46,168,588	(21,000)
PHP	515,235,000	JPMC	10/17/19	USD	10,004,563	(67,401)
PHP	515,235,000	JPMC	01/17/20	USD	9,822,794	74,612
PLN	3,719	BBP	10/17/19	USD	981	(53)
PLN	3,719	BBP	01/17/20	USD	930	(1)
RUB	13,134,950	CBNA	10/17/19	USD	203,353	(1,208)
RUB	984,938,404	BBP	11/21/19	USD	14,602,497	485,089
RUB	542,882,626	JPMC	11/21/19	USD	8,429,200	(113,159)
SEK	38,935,647	CBNA	10/17/19	USD	3,974,039	(14,916)
TRY	2,193,900	CBNA	10/17/19	USD	384,557	1,771
TWD	7,361,600	JPMC	10/17/19	USD	238,788	(1,300)
TWD	7,361,600	JPMC	01/17/20	USD	239,293	(561)
ZAR	198,594	CBNA	10/17/19	USD	13,075	12

Contracts to Deliver
ARS	424,892,478	CBNA	10/15/19	USD	8,963,976	1,928,178
AUD	45,615,428	BNP	10/17/19	USD	30,974,244	169,479
AUD	51,365,805	CBNA	10/17/19	USD	35,674,065	985,987
AUD	11,115,429	BNP	11/22/19	USD	7,550,044	35,085

BHFTII-283

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	10,070,000	CBNA	12/27/19	USD	6,836,825	$21,650
CAD	9,323,902	JPMC	10/02/19	USD	7,130,001	92,176
CAD	9,007,073	BNP	10/17/19	USD	6,771,166	(29,197)
CAD	9,323,902	CBNA	10/17/19	USD	7,028,478	(11,092)
CAD	9,881,641	BNP	11/18/19	USD	7,424,000	(40,161)
CAD	10,302,479	GSBU	12/19/19	USD	7,782,857	(3,647)
EUR	2,607,480	BNP	10/17/19	USD	2,904,993	59,751
EUR	1,600,000	BNP	10/17/19	USD	1,790,768	44,872
EUR	25,983,146	BBP	10/17/19	USD	29,474,397	1,121,983
EUR	4,560,000	BBP	10/17/19	USD	5,133,575	157,772
EUR	2,280,000	BBP	10/17/19	USD	2,567,126	79,224
EUR	2,280,000	BBP	10/17/19	USD	2,548,343	60,442
EUR	2,100,000	BBP	10/17/19	USD	2,341,776	50,288
EUR	15,824,441	CBNA	10/17/19	USD	17,826,391	559,001
EUR	9,140,000	CBNA	10/17/19	USD	10,189,816	216,386
EUR	2,280,000	CBNA	10/17/19	USD	2,551,356	63,455
EUR	2,200,000	CBNA	10/17/19	USD	2,451,844	51,237
EUR	1,400,000	CBNA	10/17/19	USD	1,580,269	52,610
EUR	62,908,718	JPMC	10/17/19	USD	71,359,246	2,714,207
EUR	9,254,000	CBNA	10/28/19	USD	10,309,234	203,069
GBP	5,400,000	BBP	10/17/19	USD	6,568,500	(75,154)
IDR	114,574,705,828	BBP	10/17/19	USD	8,064,666	5,927
IDR	140,372,130,285	JPMC	12/20/19	USD	9,858,286	52,361
INR	491,838,000	BBP	10/17/19	USD	6,946,864	16,904
JPY	489,120,000	BBP	10/17/19	USD	4,579,669	51,602
JPY	483,500,000	BBP	10/17/19	USD	4,593,170	117,131
JPY	242,330,000	BBP	10/17/19	USD	2,281,088	37,699
JPY	241,290,000	BBP	10/17/19	USD	2,297,346	63,585
JPY	241,290,000	BBP	10/17/19	USD	2,295,207	61,446
JPY	241,140,000	BBP	10/17/19	USD	2,291,347	58,975
JPY	1,475,270,000	CBNA	10/17/19	USD	14,032,803	375,376
JPY	254,390,000	JPMC	10/17/19	USD	2,400,275	45,240
JPY	2,279,739,582	BBP	11/05/19	USD	21,101,080	(29,984)
JPY	477,263,280	CBNA	11/27/19	USD	4,558,232	128,179
MXN	925,924,883	BBP	10/17/19	USD	46,825,844	23,178
MXN	42,000,000	CBNA	10/17/19	USD	2,152,389	29,418
MXN	30,000,000	CBNA	10/17/19	USD	1,489,178	(27,230)
MXN	92,900,782	CBNA	11/26/19	USD	4,632,000	(33,440)
PHP	515,235,000	JPMC	10/17/19	USD	9,870,402	(66,760)
PHP	515,240,000	BBP	11/15/19	USD	10,024,612	99,753
PLN	3,719	BBP	10/17/19	USD	929	1
RUB	542,882,626	BBP	11/21/19	USD	8,421,551	105,510
RUB	984,938,404	CBNA	11/21/19	USD	14,589,000	(498,586)
SEK	38,935,647	JPMC	10/17/19	USD	4,199,770	240,647
SEK	38,935,647	CBNA	01/17/20	USD	3,999,512	15,008
TRY	2,193,900	BBP	10/17/19	USD	369,431	(16,898)
TRY	2,193,900	CBNA	01/17/20	USD	373,971	(1,761)
TWD	7,361,600	JPMC	10/17/19	USD	237,471	(17)
ZAR	198,594	BBP	10/17/19	USD	13,946	859
ZAR	198,594	CBNA	01/17/20	USD	12,922	(11)

Net Unrealized Appreciation						$2,552,639

BHFTII-284

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	06/15/20	629	USD	154,804,763	$1,697,168
Australian 10 Year Treasury Bond Futures	12/16/19	198	AUD	29,175,161	162,118
U.S. Treasury Note 10 Year Futures	12/19/19	4,437	USD	578,196,563	(4,999,301)
U.S. Treasury Note 2 Year Futures	12/31/19	159	USD	34,264,500	(70,043)
U.S. Treasury Note Ultra 10 Year Futures	12/19/19	97	USD	13,813,406	(147,973)
U.S. Treasury Ultra Long Bond Futures	12/19/19	1,978	USD	379,590,563	(6,607,769)

Futures Contracts—Short
30 Day Federal Fund Futures	01/31/20	(286)	USD	(117,287,257)	(268,690)
Euro-Bund Futures	12/06/19	(477)	EUR	(83,117,250)	1,002,457
Euro-Buxl 30 Year Bond Futures	12/06/19	(28)	EUR	(6,090,000)	103,160
U.S. Treasury Long Bond Futures	12/19/19	(198)	USD	(32,137,875)	620,220
U.S. Treasury Note 5 Year Futures	12/31/19	(5,271)	USD	(628,031,417)	2,771,341
United Kingdom Long Gilt Bond Futures	12/27/19	(67)	GBP	(8,994,080)	(39,029)

Net Unrealized Depreciation					$(5,776,341)

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/EUR Put	EUR	1.130	JPMC	10/08/19	32,180,000	USD	32,180,000	$319,226	$1,104,225	$784,999
USD Call/EUR Put	EUR	1.134	JPMC	10/15/19	57,230,000	USD	57,230,000	568,695	2,148,185	1,579,490
USD Call/EUR Put	EUR	1.114	CBNA	10/21/19	46,140,000	USD	46,140,000	435,100	912,465	477,365
USD Put/AUD Call	AUD	0.700	CBNA	12/05/19	31,140,000	USD	31,140,000	177,498	61,190	(116,308)
USD Put/JPY Call	JPY	108.039	BBP	10/31/19	48,620,000	USD	48,620,000	568,854	411,033	(157,821)
USD Put/RUB Call	RUB	65.277	CBNA	11/20/19	32,420,000	USD	32,420,000	229,329	433,002	203,673

Totals								$2,298,702	$5,070,100	$2,771,398

Options on Exchange-Traded Future Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - S&P 500 Index E-Mini Futures	USD	2,750.000	10/18/19	594	USD	29,700	$840,960	$114,345	$(726,615)
Put - S&P 500 Index E-Mini Futures	USD	2,600.000	10/18/19	316	USD	15,800	502,314	17,380	(484,934)
Put - S&P 500 Index E-Mini Futures	USD	2,850.000	11/15/19	216	USD	10,800	753,754	321,300	(432,454)
Put - S&P 500 Index E-Mini Futures	USD	2,750.000	11/15/19	204	USD	10,200	250,328	168,300	(82,028)
Put - S&P 500 Index E-Mini Futures	USD	2,750.000	12/20/19	155	USD	7,750	256,075	259,625	3,550
Put - U.S. Treasury Note 10 Year Futures	USD	130.000	10/25/19	229	USD	229,000	114,896	121,656	6,760

Totals							$2,718,327	$1,002,606	$(1,715,721)

OTC Index Options	Strike Price		Knock-In Swap Rate	Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation
Put - S&P 500 Index Contingent 10 Yr. Barrier Swap	USD	2,865.20	=<1.740%	MSIP	01/24/20	9,668	USD	27,700,753	$313,010	$466,074	$153,064

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/AUD Put	AUD	0.660	BNP	11/20/19	(32,420,000)	USD	(32,420,000)	$(211,216)	$(114,670)	$96,546
USD Call/AUD Put	AUD	0.661	CBNA	12/23/19	(32,040,000)	USD	(32,040,000)	(199,129)	(197,527)	1,602

BHFTII-285

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Written Options—(Continued)

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CAD Put	CAD	1.334	JPMC	10/01/19	(32,200,000)	USD	(32,200,000)	$(138,782)	$(193)	$138,589
USD Call/CAD Put	CAD	1.361	BNP	11/15/19	(32,480,000)	USD	(32,480,000)	(157,366)	(29,005)	128,361
USD Call/CAD Put	CAD	1.350	GSBU	12/18/19	(36,320,000)	USD	(36,320,000)	(157,992)	(125,958)	32,034
USD Call/EUR Put	EUR	1.111	JPMC	10/08/19	(32,180,000)	USD	(32,180,000)	(124,537)	(583,230)	(458,693)
USD Call/EUR Put	EUR	1.095	CBNA	10/24/19	(46,270,000)	USD	(46,270,000)	(188,782)	(314,173)	(125,391)
USD Call/MXN Put	MXN	20.525	CBNA	11/22/19	(16,210,000)	USD	(16,210,000)	(239,260)	(94,991)	144,269
USD Call/RUB Put	RUB	70.455	CBNA	11/20/19	(32,420,000)	USD	(32,420,000)	(310,217)	(44,966)	265,251
USD Put/ IDR Call	IDR	13,950.000	GSBU	12/18/19	(36,320,000)	USD	(36,320,000)	(155,813)	(80,412)	75,401
USD Put/JPY Call	JPY	102.700	BBP	10/24/19	(45,570,000)	USD	(45,570,000)	(237,875)	(14,491)	223,384
USD Put/JPY Call	JPY	101.310	CBNA	11/25/19	(22,785,000)	USD	(22,785,000)	(162,001)	(22,739)	139,262
USD Put/RUB Call	RUB	62.869	JPMC	11/20/19	(32,420,000)	USD	(32,420,000)	(162,684)	(58,324)	104,360

Totals								$(2,445,654)	$(1,680,679)	$764,975

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Call - U.S. Treasury Note 10 Year Futures	USD	133.000	10/25/19	(229)	USD	(229,000)	$(124,838)	$(17,891)	$106,947
Put - S&P 500 Index E-Mini Futures	USD	2,400.000	10/18/19	(316)	USD	(15,800)	(188,936)	(4,740)	184,196
Put - S&P 500 Index E-Mini Futures	USD	2,500.000	10/18/19	(193)	USD	(9,650)	(71,970)	(5,307)	66,663
Put - S&P 500 Index E-Mini Futures	USD	2,550.000	10/18/19	(270)	USD	(13,500)	(120,933)	(10,800)	110,133
Put - S&P 500 Index E-Mini Futures	USD	2,550.000	11/15/19	(204)	USD	(10,200)	(93,922)	(47,940)	45,982
Put - S&P 500 Index E-Mini Futures	USD	2,700.000	11/15/19	(216)	USD	(10,800)	(423,446)	(129,600)	293,846
Put - S&P 500 Index E-Mini Futures	USD	2,550.000	12/20/19	(155)	USD	(7,750)	(100,424)	(98,813)	1,611

Totals							$(1,124,469)	$(315,091)	$809,378

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day TIIE	Monthly	7.440%	Monthly	07/20/29	MXN	1,162,650,000	$2,819,232	$584,450	$2,234,782
Pay	28-Day TIIE	Monthly	7.450%	Monthly	07/18/29	MXN	1,118,490,000	2,753,781	464,341	2,289,440
Pay	3M LIBOR	Quarterly	2.250%	Semi-Annually	04/26/22	USD	98,789,000	831,799	19,534	812,265
Receive	3M LIBOR	Semi-Annually	2.250%	Quarterly	12/31/25	USD	79,360,000	(3,514,483)	377,451	(3,891,934)
Receive	3M LIBOR	Semi-Annually	2.300%	Quarterly	04/26/23	USD	100,855,000	(867,233)	6,066	(873,299)
Receive	3M LIBOR	Semi-Annually	2.500%	Quarterly	01/31/26	USD	173,900,000	(10,395,864)	(2,170,778)	(8,225,086)
Receive	3M LIBOR	Semi-Annually	2.750%	Quarterly	08/15/44	USD	39,474,000	(8,479,655)	(104,710)	(8,374,945)
Receive	3M LIBOR	Semi-Annually	2.875%	Quarterly	05/15/44	USD	37,345,000	(8,927,271)	188,181	(9,115,452)
Receive	6M EURIBOR	Annually	1.498%	Semi-Annually	08/23/47	EUR	4,537,500	(1,768,479)	(5,233)	(1,763,246)

Totals								$(27,548,173)	$(640,698)	$(26,907,475)

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Appreciation
Pay	1-Day CDI	Maturity	6.870%	Maturity	01/04/27	JPMC	BRL	137,560,000	$199,532	$—	$199,532
Pay	1-Day CDI	Maturity	7.024%	Maturity	01/04/27	CGM	BRL	42,156,000	127,579	25,194	102,385
Pay	1-Day CDI	Maturity	7.024%	Maturity	01/04/27	CGM	BRL	39,600,000	119,844	20,447	99,397
Pay	1-Day CDI	Maturity	7.024%	Maturity	01/04/27	CGM	BRL	33,300,000	100,778	—	100,778
Pay	1-Day CDI	Maturity	7.044%	Maturity	01/04/27	JPMC	BRL	27,400,000	88,879	—	88,879

Totals									$636,612	$45,641	$590,971

BHFTII-286

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premiums (Received)	Unrealized Depreciation
CDX.NA.HY.33	(5.000%)	Quarterly	12/20/24	3.500%	USD	56,730,000	$(3,805,278)	$(3,659,960)	$(145,318)

OTC Credit Default Swaps on Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
Australia Government International Bond 4.750%, due 04/27/21	(1.000%)	Quarterly	06/20/23	DBAG	0.000%	USD	32,280,000	$(1,004,417)	$(1,289,612)	$285,195

Securities in amount of $6,358,866 have been received at the custodian bank as collateral for forward foreign currency exchange contracts and OTC swap contracts.

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(CGM)—	Citigroup Global Markets, Inc.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(TRY)—	Turkish Lira
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(ARLLMON)—	Argentina Blended Historical Policy Rate
(CDI)—	Brazil Interbank Deposit Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(COFI)—	11th District Cost of Fund Index
(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTII-287

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Aerospace/Defense	$—	$11,037,261	$—	$11,037,261
Agriculture	—	7,657,419	—	7,657,419
Airlines	—	1,262,165	—	1,262,165
Apparel	—	15,695,926	—	15,695,926
Auto Manufacturers	—	15,125,302	—	15,125,302
Auto Parts & Equipment	—	4,118,348	—	4,118,348
Banks	—	245,495,844	—	245,495,844
Beverages	—	23,318,898	—	23,318,898
Biotechnology	—	7,925,453	—	7,925,453
Building Materials	—	11,008,830	—	11,008,830
Chemicals	—	1,542,464	—	1,542,464
Commercial Services	—	53,343,503	—	53,343,503
Diversified Financial Services	—	73,899,048	—	73,899,048
Electric	—	32,642,763	—	32,642,763
Electronics	—	10,942,551	—	10,942,551
Energy-Alternate Sources	—	1,369,173	—	1,369,173
Environmental Control	—	10,318,451	—	10,318,451
Food	—	9,941,263	—	9,941,263
Forest Products & Paper	—	14,178,178	—	14,178,178
Healthcare-Products	—	13,913,084	—	13,913,084
Healthcare-Services	—	60,393,306	—	60,393,306
Holding Companies-Diversified	—	3,342,809	—	3,342,809
Home Builders	—	10,549,055	—	10,549,055
Household Products/Wares	—	1,159,950	—	1,159,950
Housewares	—	1,188,924	—	1,188,924
Insurance	—	28,289,358	—	28,289,358
Internet	—	27,487,069	—	27,487,069
Iron/Steel	—	17,801,691	—	17,801,691
Leisure Time	—	29,246,245	—	29,246,245
Lodging	—	30,703,929	—	30,703,929
Machinery	—	5,841,693	—	5,841,693
Machinery-Diversified	—	4,830,000	—	4,830,000
Media	—	141,170,805	—	141,170,805
Metal Fabricate/Hardware	—	4,641,300	—	4,641,300
Mining	—	102,440,226	0	102,440,226
Miscellaneous Manufacturing	—	18,765,584	—	18,765,584
Oil & Gas	—	197,184,515	—	197,184,515
Packaging & Containers	—	25,333,059	—	25,333,059
Pharmaceuticals	—	89,442,956	—	89,442,956
Pipelines	—	109,801,270	—	109,801,270
Real Estate	—	7,145,600	—	7,145,600
Real Estate Investment Trusts	—	23,155,558	—	23,155,558
Retail	—	42,728,159	—	42,728,159
Savings & Loans	—	10,408,727	—	10,408,727
Semiconductors	—	4,512,576	—	4,512,576

BHFTII-288

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Software	$—	$8,869,091	$—	$8,869,091
Telecommunications	—	119,891,005	—	119,891,005
Transportation	—	26,613,197	—	26,613,197
Trucking & Leasing	—	10,613,585	—	10,613,585
Water	—	3,296,428	—	3,296,428
Total Corporate Bonds & Notes	—	1,731,583,594	0	1,731,583,594
Total Floating Rate Loans (Less Unfunded Loan Commitments of $660,360)*	—	321,546,537	—	321,546,537
Total Foreign Government*	—	255,500,552	—	255,500,552
Total Asset-Backed Securities*	—	248,000,311	—	248,000,311
Total Mortgage-Backed Securities*	—	230,193,163	—	230,193,163
Total U.S. Treasury & Government Agencies*	—	173,018,254	—	173,018,254
Total Convertible Bonds*	—	33,728,722	—	33,728,722
Total Convertible Preferred Stock*	7,559,163	—	—	7,559,163
Total Preferred Stocks*	4,131,696	—	—	4,131,696
Total Municipals*	—	3,512,182	—	3,512,182
Common Stocks
Diversified Consumer Services	—	27,991	—	27,991
Media	217,837	126,443	—	344,280
Oil, Gas & Consumable Fuels	1,590,798	—	—	1,590,798
Total Common Stocks	1,808,635	154,434	—	1,963,069
Total Escrow Shares*	—	—	6,458	6,458
Total Short-Term Investment*	—	3,896,472	—	3,896,472
Total Securities Lending Reinvestments*	—	345,967,585	—	345,967,585
Purchased Options
Foreign Currency Options at Value	—	5,070,100	—	5,070,100
Options on Exchange-Traded Futures Contracts at Value	1,002,606	—	—	1,002,606
OTC Index Options at Value	—	466,074	—	466,074
Total Purchased Options at Value	$1,002,606	$5,536,174	$—	$6,538,780
Total Net Investments (Less Unfunded Loan Commitments of $660,360)	$14,502,100	$3,352,637,980	$6,458	$3,367,146,538

Collateral for Securities Loaned (Liability)	$—	$(345,834,049)	$—	$(345,834,049)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$10,982,971	$—	$10,982,971
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(8,430,332)	—	(8,430,332)
Total Forward Contracts	$—	$2,552,639	$—	$2,552,639
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$6,356,464	$—	$—	$6,356,464
Futures Contracts (Unrealized Depreciation)	(12,132,805)	—	—	(12,132,805)
Total Futures Contracts	$(5,776,341)	$—	$—	$(5,776,341)
Written Options
Foreign Currency Options at Value	$—	$(1,680,679)	$—	$(1,680,679)
Options on Exchange-Traded Futures Contracts at Value	(315,091)	—	—	(315,091)
Total Written Options	$(315,091)	$(1,680,679)	$—	$(1,995,770)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$5,336,487	$—	$5,336,487
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(32,389,280)	—	(32,389,280)
Total Centrally Cleared Swap Contracts	$—	$(27,052,793)	$—	$(27,052,793)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$636,612	$—	$636,612
OTC Swap Contracts at Value (Liabilities)	—	(1,004,417)	—	(1,004,417)
Total OTC Swap Contracts	$—	$(367,805)	$—	$(367,805)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2019 is not presented.

Transfers from Level 2 to Level 3 in the amount of $93 were due to a decline in market activity for significant observable inputs, which resulted in a lack of available market inputs to determine price.

BHFTII-289

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—91.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—46.8%
Fannie Mae 15 Yr. Pool
4.500%, 03/01/20	4,351	$4,480
Fannie Mae 20 Yr. Pool
3.000%, 12/01/37	1,435,948	1,477,053
4.500%, 11/01/31	523,877	563,656
4.500%, 12/01/31	753,284	810,631
Fannie Mae 30 Yr. Pool
3.000%, 09/01/42	7,029,217	7,249,451
3.000%, 08/01/46	827,872	847,931
3.000%, 09/01/46	2,865,144	2,938,969
3.000%, 10/01/46	1,240,465	1,270,892
3.000%, 11/01/46	21,239,931	21,758,693
3.000%, 08/01/47	85,358	87,815
3.000%, 01/01/48	242,579	247,928
3.000%, 11/01/48	3,935,901	4,016,644
3.000%, 06/01/49	296,249	300,835
3.000%, 07/01/49	1,780,365	1,815,011
3.000%, 08/01/49	5,057,740	5,139,990
3.000%, 09/01/49	17,667,055	18,059,796
3.000%, 10/01/49	400,000	407,421
3.500%, 12/01/42	360,666	378,507
3.500%, 03/01/43	2,361,657	2,486,810
3.500%, 02/01/45	375,391	394,371
3.500%, 12/01/46	3,177,679	3,338,351
3.500%, 10/01/47	16,901,936	17,462,418
3.500%, 12/01/47	3,702,626	3,844,510
3.500%, 01/01/48	317,630	328,692
3.500%, 03/01/48	13,702,570	14,197,146
3.500%, 06/01/48	7,553,767	7,792,066
3.500%, 07/01/48	5,617,137	5,831,706
3.500%, 02/01/49	375,019	391,565
3.500%, 04/01/49	3,103,260	3,202,013
3.500%, 05/01/49	4,607,288	4,769,106
3.500%, 06/01/49	6,298,595	6,523,118
3.500%, 08/01/49	15,370,690	15,857,833
4.000%, 02/01/40	565,130	601,819
4.000%, 06/01/42	4,884,585	5,278,763
4.000%, 07/01/42	2,367,172	2,535,489
4.000%, 05/01/43	12,457,348	13,410,926
4.000%, 10/01/43	6,701,524	7,214,810
4.000%, 04/01/47	7,037,081	7,429,341
4.000%, 05/01/47	3,181,888	3,359,352
4.000%, 08/01/47	28,821,204	30,194,987
4.000%, 05/01/48	12,938,168	13,692,821
4.000%, 06/01/49	396,188	412,008
4.500%, 10/01/41	4,073,097	4,413,420
4.500%, 10/01/44	1,091,479	1,182,420
4.500%, 01/01/45	103,824	115,027
4.500%, 01/01/47	641,020	683,069
4.500%, 06/01/47	220,070	232,896
4.500%, 07/01/47	998,677	1,064,554
4.500%, 08/01/47	1,332,915	1,414,533
4.500%, 04/01/49	1,900,000	2,005,215
5.000%, 07/01/33	168,972	186,520
5.000%, 09/01/33	204,138	225,363
5.000%, 10/01/35	577,964	638,167

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 03/01/36	920,029	1,016,195
5.000%, 01/01/39	6,924	7,642
5.000%, 12/01/39	14,054	15,533
5.000%, 05/01/40	47,057	51,358
5.000%, 07/01/40	30,007	33,167
5.000%, 11/01/40	673,927	744,445
5.000%, 01/01/41	59,039	64,957
5.000%, 02/01/41	44,853	48,029
5.000%, 04/01/41	80,344	88,512
5.000%, 05/01/41	1,654,279	1,824,596
5.000%, 06/01/41	139,038	153,330
5.000%, 07/01/41	1,393,049	1,535,652
5.000%, 10/01/48	1,361,150	1,458,323
5.000%, 11/01/48	3,743,146	4,016,651
6.000%, 04/01/33	60,689	69,806
6.000%, 02/01/34	11,065	12,731
6.000%, 11/01/35	111,357	128,131
6.000%, 08/01/37	245,761	282,837
6.500%, 03/01/26	526	586
6.500%, 04/01/29	52,853	58,890
7.000%, 11/01/28	1,029	1,048
7.000%, 02/01/29	514	515
7.000%, 01/01/30	1,885	1,919
7.000%, 10/01/37	6,541	7,305
7.000%, 11/01/37	19,726	21,770
7.000%, 12/01/37	19,557	23,260
7.000%, 02/01/38	10,035	10,895
7.000%, 11/01/38	80,562	95,218
7.000%, 02/01/39	742,161	861,713
7.500%, 04/01/32	11,872	12,041
8.000%, 05/01/28	1,372	1,515
8.000%, 07/01/32	794	855
Fannie Mae Connecticut Avenue Securities (CMO)
2.698%, 1M LIBOR + 0.680%, 10/25/30 (b)	3,780,034	3,780,566
3.468%, 1M LIBOR + 1.450%, 01/25/29 (b)	58,408	58,501
Fannie Mae Interest Strip (CMO)
3.500%, 11/25/41 (c)	1,993,038	321,431
4.000%, 04/25/42 (c)	2,657,895	394,002
4.500%, 11/25/39 (c)	1,369,211	285,324
Fannie Mae Pool
3.500%, 08/01/42	8,288,069	8,686,933
3.500%, 09/01/42	565,342	592,486
3.500%, 10/01/42	4,046,118	4,240,841
3.500%, 06/01/47	640,853	668,222
3.530%, 02/01/29	2,160,000	2,399,524
3.740%, 11/01/28	1,490,000	1,657,679
3.770%, 01/01/29	1,020,000	1,146,889
4.000%, 10/01/42	2,245,577	2,389,369
4.000%, 11/01/42	1,574,065	1,675,492
4.000%, 07/01/43	51,344	54,670
4.000%, 08/01/43	1,185,039	1,262,021
6.500%, 12/01/27	3,298	3,300
6.500%, 05/01/32	10,490	11,753
Fannie Mae REMIC Trust Whole Loan (CMO) 4.627%, 01/25/43 (b)	213,082	222,805

BHFTII-290

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae REMICS (CMO)
Zero Coupon, 03/25/42 (d)	355,302	$325,653
4.132%, - 1x 1M LIBOR + 6.150%, 03/25/42 (b) (c)	5,779,572	863,562
4.132%, - 1x 1M LIBOR + 6.150%, 12/25/42 (b) (c)	633,539	120,953
4.512%, - 1x 1M LIBOR + 6.530%, 01/25/41 (b) (c)	934,978	183,352
4.532%, - 1x 1M LIBOR + 6.550%, 10/25/41 (b) (c)	3,606,129	631,767
4.632%, - 1x 1M LIBOR + 6.650%, 02/25/41 (b) (c)	408,428	31,820
4.632%, - 1x 1M LIBOR + 6.650%, 03/25/42 (b) (c)	1,397,519	193,062
5.500%, 07/25/41	6,344,428	7,208,828
5.500%, 04/25/42	1,496,271	1,680,671
6.000%, 05/25/42	911,252	1,034,638
6.500%, 06/25/39	103,277	111,591
6.500%, 07/25/42	1,657,610	1,945,668
Fannie Mae - ACES
0.834%, 01/25/36 (b) (c)	102,577,914	5,356,701
2.037%, 09/25/26	2,241,056	2,254,267
Freddie Mac 15 Yr. Gold Pool
2.500%, 10/01/31	2,633,063	2,665,920
2.500%, 04/01/33	10,891,879	10,997,483
2.500%, 06/01/33	4,161,055	4,201,366
2.500%, 09/01/33	313,852	316,899
Freddie Mac 20 Yr. Gold Pool
3.000%, 02/01/38	1,733,744	1,775,877
3.000%, 04/01/38	1,495,552	1,533,066
Freddie Mac 30 Yr. Gold Pool
3.000%, 04/01/47	1,249,597	1,280,504
3.000%, 01/01/48	6,672,896	6,824,817
3.000%, 04/01/48	15,301,053	15,628,517
3.000%, 09/01/48	2,606,567	2,683,090
3.000%, 03/01/49	1,816,576	1,845,653
3.000%, 09/01/49	300,000	306,608
3.000%, 10/01/49	900,000	919,824
3.500%, 06/01/46	759,052	795,000
3.500%, 06/01/48	4,748,070	4,959,752
3.500%, 09/01/48	590,166	607,022
3.500%, 12/01/48	16,450,649	16,939,450
3.500%, 03/01/49	2,014,813	2,092,730
4.000%, 07/01/43	3,544,179	3,817,932
4.000%, 08/01/43	2,859,172	3,052,238
4.000%, 12/01/47	730,694	768,115
4.000%, 04/01/48	430,823	448,127
4.000%, 05/01/48	2,211,134	2,309,129
4.500%, 06/01/38	1,214,955	1,316,630
4.500%, 02/01/47	542,668	573,503
4.500%, 03/01/47	60,249	63,816
4.500%, 04/01/47	1,006,322	1,066,575
4.500%, 05/01/47	549,565	581,634
4.500%, 06/01/47	2,046,592	2,169,611
4.500%, 07/01/47	48,560	51,436
4.500%, 06/01/48	14,214,322	15,016,622
5.000%, 08/01/33	16,645	18,386
5.000%, 01/01/36	27,850	30,755
5.000%, 01/01/40	23,845	26,370
5.000%, 04/01/41	21,996	24,309
5.000%, 06/01/41	3,479,211	3,837,063

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.000%, 04/01/44	25,831	28,175
5.000%, 07/01/48	77,728	83,327
5.000%, 08/01/48	239,892	257,492
5.000%, 10/01/48	861,144	923,903
5.000%, 11/01/48	611,340	655,414
6.000%, 10/01/36	610,478	702,935
6.500%, 09/01/39	216,699	250,402
8.000%, 09/01/30	2,954	3,437
Freddie Mac 30 Yr. Pool
2.500%, 10/01/49	800,000	796,429
3.000%, 04/01/49	3,951,525	4,012,695
3.000%, 06/01/49	3,143,411	3,196,094
3.000%, 07/01/49	2,073,801	2,115,758
3.000%, 08/01/49	11,512,115	11,695,639
3.000%, 09/01/49	25,241,474	25,773,905
3.000%, 10/01/49	1,900,000	1,944,199
3.500%, 02/01/48	2,743,700	2,838,811
3.500%, 08/01/48	7,009,844	7,209,713
3.500%, 10/01/48	16,422,749	16,903,005
3.500%, 03/01/49	5,510,577	5,668,299
3.500%, 08/01/49	4,250,894	4,366,126
4.000%, 07/01/47	6,506,521	6,825,275
4.000%, 09/01/48	8,790,303	9,117,540
Freddie Mac Gold Pool
3.500%, 10/01/42	910,940	955,472
3.500%, 02/01/44	399,525	418,988
4.000%, 04/01/43	1,276,268	1,359,619
4.000%, 08/01/43	725,398	772,736
Freddie Mac Multifamily Structured Pass - Through Certificates (CMO)
0.423%, 01/25/27 (b) (c)	73,870,405	1,430,234
0.510%, 12/25/28 (b) (c)	63,119,059	1,985,789
0.637%, 01/25/34 (b) (c)	51,891,941	2,781,730
0.653%, 01/25/29 (b) (c)	85,901,683	3,752,005
3.291%, 03/25/27	4,670,000	5,000,805
Freddie Mac REMICS (CMO)
4.500%, 04/15/32	248,665	270,134
6.000%, 05/15/36	406,789	469,837
8.500%, 06/15/21	910	918
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
3.218%, 1M LIBOR + 1.200%, 07/25/29 (b)	3,398,088	3,405,731
4.218%, 1M LIBOR + 2.200%, 09/25/24 (b)	3,967,569	4,019,631
Ginnie Mae I 30 Yr. Pool
3.000%, 09/15/42	809,020	834,130
3.000%, 10/15/42	4,226,046	4,350,672
3.000%, 11/15/42	1,587,541	1,634,358
3.500%, 06/15/48	5,293,791	5,562,604
5.500%, 06/15/36	363,548	412,785
6.000%, 03/15/33	607,550	692,476
6.500%, 06/15/31	2,531	2,801
6.500%, 08/15/34	142,171	157,359
7.500%, 09/15/29	1,434	1,595
8.500%, 06/15/25	13,706	15,153
Ginnie Mae II 30 Yr. Pool
3.000%, 09/20/47	216,741	223,259

BHFTII-291

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.000%, 11/20/47	302,480	$311,033
3.000%, 12/20/47	3,082,301	3,167,729
3.000%, TBA (a)	48,700,000	49,979,326
3.500%, 06/20/44	2,154,248	2,265,583
3.500%, 03/20/45	183,923	192,407
3.500%, 09/20/46	62,294	64,939
3.500%, 02/20/48	3,118,130	3,232,893
3.500%, 02/20/49	94,894	98,355
3.500%, 09/20/49	5,900,000	6,122,636
3.500%, TBA (a)	20,700,000	21,447,949
4.000%, 09/20/45	1,121,002	1,189,494
4.000%, 11/20/45	7,250,800	7,641,159
4.000%, 06/20/47	1,736,284	1,818,109
4.000%, 11/20/47	2,060,619	2,151,489
4.000%, 12/20/47	821,146	856,942
4.000%, 02/20/48	839,503	875,000
4.000%, 03/20/48	995,774	1,041,097
4.000%, 04/20/48	998,625	1,038,589
4.000%, 07/20/48	1,348,228	1,403,344
4.000%, 08/20/48	718,168	747,946
4.000%, 05/20/49	1,086,434	1,131,319
4.000%, TBA (a)	1,000,000	1,039,980
4.500%, 01/20/40	527,919	575,538
4.500%, 05/20/40	688,810	753,647
4.500%, 09/20/40	14,622	15,999
4.500%, 01/20/41	116,202	127,162
4.500%, 07/20/41	767,957	839,444
4.500%, 06/20/48	2,609,317	2,736,707
4.500%, 07/20/48	427,668	450,186
4.500%, 09/20/48	3,796,872	3,985,062
4.500%, 01/20/49	9,724,218	10,173,106
4.500%, 03/20/49	2,787,168	2,915,828
4.500%, TBA (a)	1,600,000	1,672,250
5.000%, 07/20/40	522,731	577,962
5.000%, 01/20/49	6,098,252	6,435,998
6.000%, 11/20/34	1,177	1,364
6.000%, 06/20/35	1,812	2,096
6.000%, 07/20/36	101,547	116,944
6.000%, 09/20/36	5,039	5,802
6.000%, 07/20/38	261,567	300,985
6.000%, 09/20/38	678,354	779,947
6.000%, 06/20/39	3,376	3,884
6.000%, 05/20/40	61,782	71,178
6.000%, 06/20/40	179,551	206,940
6.000%, 08/20/40	85,427	94,547
6.000%, 09/20/40	198,509	219,774
6.000%, 10/20/40	144,505	167,112
6.000%, 11/20/40	207,462	240,202
6.000%, 01/20/41	131,784	152,210
6.000%, 03/20/41	730,595	841,833
6.000%, 07/20/41	143,451	165,823
6.000%, 12/20/41	100,396	115,678
6.500%, 10/20/37	232,408	270,377

Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
0.498%, 04/16/54 (b) (c)	133,856,869	2,790,474
0.660%, 03/16/59 (b) (c)	78,680,457	4,609,471
0.795%, 10/16/58 (b) (c)	24,635,001	1,697,403
3.150%, 06/16/60	4,876,249	4,975,150
Government National Mortgage Association (CMO)
0.128%, 02/16/48 (b) (c)	4,384,280	83,439
0.198%, 09/16/46 (b) (c)	22,701,964	144,285
0.278%, 02/16/53 (b) (c)	12,468,392	233,655
0.402%, 03/16/49 (b) (c)	7,510,516	86,511
0.408%, 05/16/54 (b) (c)	14,852,907	288,476
0.518%, 10/16/54 (b) (c)	30,550,949	712,127
0.687%, 03/16/60 (b) (c)	7,143,028	428,520
0.786%, 12/16/59 (b) (c)	63,198,897	4,268,428
0.825%, 09/16/55 (b) (c)	17,914,147	931,238
0.953%, 12/16/56 (b) (c)	43,042,426	3,053,765
1.063%, 09/16/44 (b) (c)	14,299,444	646,042
1.239%, 02/16/46 (b) (c)	17,990,036	817,791
2.609%, 1M LIBOR + 0.380%, 12/20/60 (b)	14,532,879	14,493,200
2.629%, 1M LIBOR + 0.400%, 12/20/60 (b)	4,130,520	4,122,838
2.659%, 1M LIBOR + 0.430%, 10/20/64 (b)	5,923,209	5,912,831
2.709%, 1M LIBOR + 0.480%, 03/20/61 (b)	3,579,935	3,579,918
2.729%, 1M LIBOR + 0.500%, 12/20/60 (b)	32,982,731	32,998,102
3.000%, 07/20/49	1,990,767	2,028,642
3.250%, 12M LIBOR + 0.250%, 10/20/68 (b)	2,851,004	2,822,081
4.073%, - 1x 1M LIBOR + 6.100%, 08/16/42 (b) (c)	858,058	168,457
4.456%, - 1x 1M LIBOR + 6.500%, 03/20/39 (b)	100,853	3,300
4.606%, - 1x 1M LIBOR + 6.650%, 01/20/40 (b) (c)	498,110	43,655
Uniform Mortgage-Backed Securities
2.500%, TBA (a)	25,700,000	25,801,637
3.000%, TBA (a)	23,800,000	24,283,480
3.500%, TBA (a)	38,248,000	39,462,040
4.000%, TBA (a)	4,400,000	4,566,375
4.500%, TBA (a)	4,000,000	4,212,188
5.000%, TBA (a)	9,800,000	10,497,867

		915,552,186

Federal Agencies—36.6%
Federal Agricultural Mortgage Corp. 2.600%, 03/29/21	20,000,000	20,224,298
Federal Farm Credit Bank
1.750%, 10/26/20	15,000,000	14,983,090
1.900%, 11/27/20	20,000,000	20,011,904
1.950%, 01/10/20	10,000,000	10,003,437
2.100%, 06/24/21	20,000,000	20,023,511
2.240%, 01/06/25	12,305,000	12,193,984
2.240%, 07/06/27	10,000,000	9,902,839
2.550%, 06/11/20	10,000,000	10,049,981
2.700%, 10/26/27	10,000,000	10,658,116
2.750%, 04/25/22	20,000,000	20,549,707
Federal Home Loan Bank
1.375%, 09/28/20	10,000,000	9,954,190
1.875%, 11/29/21	40,000,000	40,161,146
2.125%, 06/09/23	17,700,000	18,016,123
2.375%, 12/13/19	20,000,000	20,017,955

BHFTII-292

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Federal Home Loan Bank
2.375%, 03/30/20	8,000,000	$8,020,041
2.500%, 02/13/24	10,000,000	10,379,942
2.625%, 05/28/20	20,000,000	20,097,002
3.250%, 11/16/28 (e)	40,000,000	44,586,624
5.250%, 12/11/20	12,000,000	12,476,617
Federal Home Loan Mortgage Corp.
Zero Coupon, 11/29/19	10,200,000	10,164,058
Zero Coupon, 12/14/29	7,443,000	5,982,787
Zero Coupon, 12/17/29	5,562,000	4,490,833
1.500%, 01/17/20	10,000,000	9,987,856
2.750%, 06/19/23	20,000,000	20,810,368
Federal National Mortgage Association
Zero Coupon, 10/09/19	50,000,000	49,973,868
2.625%, 09/06/24	22,000,000	23,052,124
Freddie Mac Strips
Zero Coupon, 07/15/28	5,400,000	4,491,919
Zero Coupon, 07/15/32	5,000,000	3,740,248
New Valley Generation II 5.572%, 05/01/20	1,477,879	1,509,706
Overseas Private Investment Corp.
Zero Coupon, 11/13/20	3,306,787	3,685,627
Zero Coupon, 07/01/22	4,206,631	4,383,043
Zero Coupon, 07/17/25	7,763,000	8,093,789
2.310%, 11/15/30	7,280,732	7,339,513
3.330%, 05/15/33	6,491,975	6,960,107
3.490%, 12/20/29	10,389,632	11,126,519
3.540%, 06/15/30	12,647,222	13,629,002
Residual Funding Corp. Principal Strip
Zero Coupon, 10/15/19	10,642,000	10,633,984
Zero Coupon, 07/15/20	14,864,000	14,640,580
Zero Coupon, 10/15/20	38,159,000	37,430,235
Zero Coupon, 01/15/21	20,000,000	19,514,840
Zero Coupon, 01/15/30	25,000,000	20,077,151
Zero Coupon, 04/15/30	20,000,000	15,963,455
Resolution Funding Corp. Interest Strip
Zero Coupon, 07/15/26	4,230,000	3,694,751
Zero Coupon, 10/15/29	14,996,000	12,143,554
Tennessee Valley Authority
2.250%, 03/15/20	20,000,000	20,032,708
3.875%, 02/15/21	35,000,000	35,984,327
United States Department of Housing and Urban Development 2.738%, 08/01/25	3,000,000	3,145,623

		714,993,082

U.S. Treasury—7.7%
U.S. Treasury Bond 3.750%, 11/15/43	5,000,000	6,581,445
U.S. Treasury Inflation Indexed Bonds
0.625%, 02/15/43 (f)	3,794,060	3,892,441
0.750%, 02/15/45 (f)	8,824,950	9,279,757
1.375%, 02/15/44 (f)	42,931,980	51,467,485
U.S. Treasury Notes
1.375%, 05/31/21	27,600,000	27,444,750
2.250%, 04/30/21	30,000,000	30,240,234

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.500%, 06/30/20	8,000,000	8,036,875
2.500%, 01/31/21	14,000,000	14,132,344

		151,075,331

Total U.S. Treasury & Government Agencies (Cost $1,753,868,380)		1,781,620,599

Corporate Bonds & Notes—7.6%

Chemicals—0.1%
Equate Petrochemical B.V. 4.250%, 11/03/26 (144A)	1,540,000	1,656,670

Diversified Financial Services—3.3%
Postal Square L.P. 6.500%, 06/15/22	3,782,520	3,954,221
Private Export Funding Corp.
2.250%, 03/15/20	11,950,000	11,955,853
2.300%, 09/15/20	28,000,000	28,081,786
2.650%, 02/16/21 (144A)	20,000,000	20,222,167

		64,214,027

Electric—0.5%
Enel Chile S.A. 4.875%, 06/12/28	4,000,000	4,498,000
Perusahaan Listrik Negara PT 5.450%, 05/21/28 (144A)	4,000,000	4,606,083

		9,104,083

Iron/Steel—1.0%
Vale Overseas, Ltd. 6.250%, 08/10/26	17,875,000	20,600,938

Oil & Gas—0.4%
Ecopetrol S.A. 5.375%, 06/26/26	4,260,000	4,782,276
Petroleos Mexicanos 6.375%, 01/23/45	3,610,000	3,348,275

		8,130,551

Sovereign—2.3%
National Credit Union Administration Guaranteed Notes Trust 3.450%, 06/12/21	45,000,000	46,070,491

Total Corporate Bonds & Notes (Cost $140,061,440)		149,776,760

Foreign Government—7.4%

Sovereign—7.4%
Colombia Government International Bond 5.625%, 02/26/44	4,840,000	6,050,049

BHFTII-293

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Indonesia Government International Bonds
3.750%, 04/25/22 (144A)	410,000	$422,709
3.750%, 04/25/22	1,900,000	1,958,896
4.750%, 02/11/29	6,280,000	7,143,313
4.875%, 05/05/21	2,957,000	3,063,395
5.875%, 03/13/20	310,000	314,960
5.875%, 01/15/24 (144A)	1,060,000	1,192,271
Israel Government AID Bonds
5.500%, 12/04/23	24,290,000	27,970,554
5.500%, 04/26/24	21,550,000	25,150,323
Mexico Government International Bond 4.500%, 04/22/29 (e)	12,280,000	13,339,273
Panama Government International Bonds
3.750%, 03/16/25	5,650,000	5,974,932
4.500%, 05/15/47 (e)	3,200,000	3,792,032
Peruvian Government International Bond
5.625%, 11/18/50 (e)	1,900,000	2,783,519
6.550%, 03/14/37 (e)	2,770,000	4,047,690
Poland Government International Bond 4.000%, 01/22/24	7,870,000	8,522,344
Qatar Government International Bond 5.103%, 04/23/48 (144A)	7,300,000	9,325,750
Ukraine Government AID Bond 1.471%, 09/29/21	20,000,000	19,919,445
Uruguay Government International Bond 5.100%, 06/18/50	3,200,000	3,800,032

Total Foreign Government (Cost $139,317,646)		144,771,487

Mortgage-Backed Securities—2.5%

Collateralized Mortgage Obligations—2.5%
Banc of America Funding Corp. 2.295%, 1M LIBOR + 0.150%, 02/27/37 (144A) (b)	5,767,823	5,639,600
Banc of America Funding Trust 2.585%, COFI + 1.430%, 06/20/35 (b)	159,105	117,625
Banc of America Mortgage Trust 4.328%, 07/25/35 (b)	36,907	36,512
BCAP LLC Trust 1.745%, 1M LIBOR + 0.150%, 11/27/36 (144A) (b)	8,382,328	7,899,531
Citigroup Mortgage Loan Trust 4.380%, 1Y H15 + 2.400%, 10/25/35 (b)	63,089	65,137
Countrywide Alternative Loan Trust
2.244%, 1M LIBOR + 0.200%, 07/20/46 (b)	1,717,132	1,419,649
2.598%, 1M LIBOR + 0.580%, 05/25/34 (b)	349,530	351,188
Countrywide Home Loan Reperforming Loan REMIC Trust 2.438%, 1M LIBOR + 0.420%, 07/25/36 (144A) (b)	403,481	384,590
GMAC Mortgage Corp. Loan Trust 4.532%, 11/19/35 (b)	230,864	228,238
GS Mortgage - Backed Securities Trust 3.750%, 10/25/57 (144A)	4,554,046	4,739,035
JPMorgan Mortgage Trust
3.500%, 10/25/48 (144A) (b)	3,586,818	3,642,152
4.342%, 06/25/34 (b)	73,450	75,336

Collateralized Mortgage Obligations—(Continued)
MASTR Adjustable Rate Mortgages Trust
2.218%, 1M LIBOR + 0.200%, 05/25/47 (b)	3,667,348	4,023,218
3.483%, 02/25/34 (b)	132,789	128,411
MASTR Reperforming Loan Trust
2.368%, 1M LIBOR + 0.350%, 05/25/35 (144A) (b)	233,149	164,517
4.224%, 05/25/35 (144A) (b)	2,985,413	2,280,947
7.000%, 08/25/34 (144A)	285,979	296,209
Morgan Stanley Mortgage Loan Trust
2.158%, 1M LIBOR + 0.140%, 06/25/36 (b)	524,215	195,219
3.608%, 07/25/35 (b)	113,360	106,104
New Residential Mortgage Loan Trust
3.250%, 09/25/56 (144A) (b)	2,887,370	2,934,530
4.000%, 02/25/57 (144A) (b)	2,491,424	2,587,532
4.000%, 05/25/57 (144A) (b)	4,271,510	4,455,458
4.250%, 12/25/57 (144A) (b)	4,285,284	4,465,827
NovaStar Mortgage Funding Trust 1.632%, 1M LIBOR + 0.380%, 09/25/46 (b)	1,253,542	1,178,256
Provident Funding Mortgage Loan Trust
4.448%, 05/25/35 (b)	89,791	91,457
4.549%, 10/25/35 (b)	31,155	31,295
SACO I Trust 8.923%, 06/25/21 (144A) (b)	260,693	248,676
Structured Asset Mortgage Investments II Trust 2.198%, 1M LIBOR + 0.180%, 07/25/46 (b)	152,637	142,877
Structured Asset Securities Corp.
2.368%, 1M LIBOR + 0.350%, 04/25/35 (144A) (b)	1,884,042	1,752,122
4.248%, 06/25/35 (144A) (b)	101,327	95,330

Total Mortgage-Backed Securities (Cost $48,637,866)		49,776,578

Asset-Backed Securities—1.1%

Asset-Backed - Automobile—0.2%
Hertz Vehicle Financing II LP 3.290%, 02/25/24 (144A)	4,880,000	5,003,515

Asset-Backed - Home Equity—0.1%
Home Equity Mortgage Loan Asset - Backed Trust 2.278%, 1M LIBOR + 0.260%, 06/25/36 (b)	3,638,845	335,812
Morgan Stanley Mortgage Loan Trust
2.108%, 1M LIBOR + 0.090%, 12/25/36 (b)	183,920	106,267
2.318%, 1M LIBOR + 0.300%, 03/25/36 (b)	321,863	324,632
Structured Asset Securities Corp. Mortgage Loan Trust 2.238%, 1M LIBOR + 0.220%, 02/25/36 (144A) (b)	4,644,199	213,024

		979,735

Asset-Backed - Other—0.5%
Countrywide Revolving Home Equity Loan Trust 2.168%, 1M LIBOR + 0.140%, 07/15/36 (b)	406,838	390,108
Towd Point Mortgage Trust
2.250%, 04/25/56 (144A) (b)	4,947,605	4,927,512
2.750%, 06/25/57 (144A) (b)	3,678,579	3,706,952

		9,024,572

BHFTII-294

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—0.3%
National Credit Union Administration Guaranteed Notes Trust 2.399%, 1M LIBOR + 0.350%, 12/07/20 (b)	2,981,940	$2,980,289
Nelnet Student Loan Trust 3.782%, 3M LIBOR + 1.650%, 11/25/24 (b)	3,549,103	3,545,099

		6,525,388

Total Asset-Backed Securities (Cost $26,353,679)		21,533,210

Securities Lending Reinvestments (g)—1.3%

Repurchase Agreements—1.2%
Barclays Capital, Inc. Repurchase Agreement dated 09/30/19 at 2.250%, due on 10/01/19 with a maturity value of $863,194; collateralized by U.S. Treasury Obligations with zero coupon, maturing 02/15/39, with a market value of $880,403.	863,140	863,140
BofA Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $3,000,160; collateralized by various Common Stock with an aggregate market value of $3,300,001.	3,000,000	3,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,400,093; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $1,428,001.	1,400,000	1,400,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $2,000,133; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $5,400,270; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $5,508,000.	5,400,000	5,400,000
Goldman Sachs & Co. Repurchase Agreement dated 09/30/19 at 2.280%, due on 10/01/19 with a maturity value of $4,000,253; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 5.500%, maturity dates ranging from 02/20/40 - 06/15/58, and an aggregate market value of $4,080,000.	4,000,000	4,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $1,700,094; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $1,892,103.	1,700,000	1,700,000

Repurchase Agreements—(Continued)
Nomura Securities International, Inc. Repurchase Agreement dated 09/30/19 at 2.350%, due on 10/01/19 with a maturity value of $2,000,131; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.250%, maturity dates ranging from 11/15/19 - 02/15/49, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $2,000,109; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,222,124.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $1,000,055; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,111,062.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $200,078; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $222,212.	200,000	200,000

		23,563,140

Time Deposit—0.1%
Nordea Bank New York 1.760%, 10/01/19	1,000,000	1,000,000

Total Securities Lending Reinvestments (Cost $24,563,140)		24,563,140

Total Investments—111.0% (Cost $2,132,802,151)		2,172,041,774
Other assets and liabilities (net)—(11.0)%		(215,504,082)

Net Assets—100.0%		$1,956,537,692

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Interest only security.
(d)	Principal only security.

BHFTII-295

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

(e)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $23,836,360 and the collateral received consisted of cash in the amount of $24,563,140. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(f)	Principal amount of security is adjusted for inflation.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the market value of 144A securities was $92,862,709, which is 4.7% of net assets.

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation
U.S. Treasury Long Bond Futures	12/19/19	(190)	USD	(30,839,375)	$437,139
U.S. Treasury Note 10 Year Futures	12/19/19	(250)	USD	(32,578,125)	112,097
U.S. Treasury Note 5 Year Futures	12/31/19	(485)	USD	(57,786,992)	256,809

Net Unrealized Appreciation					$806,045

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(COFI)—	11th District Cost of Fund Index
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTII-296

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,781,620,599	$—	$1,781,620,599
Total Corporate Bonds & Notes*	—	149,776,760	—	149,776,760
Total Foreign Government*	—	144,771,487	—	144,771,487
Total Mortgage-Backed Securities*	—	49,776,578	—	49,776,578
Total Asset-Backed Securities*	—	21,533,210	—	21,533,210
Total Securities Lending Reinvestments*	—	24,563,140	—	24,563,140
Total Investments	$—	$2,172,041,774	$—	$2,172,041,774

Collateral for Securities Loaned (Liability)	$—	$(24,563,140)	$—	$(24,563,140)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$806,045	$—	$—	$806,045

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-297

Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by Brighthouse Investment Advisers, LLC (the “Adviser”) (each as “pricing services”), pursuant to the authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Brighthouse Funds Trust II (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its net asset value (“NAV’) to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

BHFTII-298

Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s Custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

BHFTII-299